As filed with the Securities and Exchange Commission on April 29, 2025
Registration Nos. 333-53432
811-10263

SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-1A
REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 99	☒
and
REGISTRATION STATEMENT
UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 101	☒
(Check appropriate box or boxes)

GUIDESTONE FUNDS
(Exact name of registrant as specified in charter)

5005 Lyndon B Johnson Freeway, Suite 2200
Dallas, TX 75244-6152
(Address of Principal Executive Offices)
(Zip Code)
Registrant’s Telephone Number, including Area Code: (214) 720-4640
Copies to:
Matthew A. Wolfe, Esq. GuideStone Financial Resources of the Southern Baptist Convention 5005 Lyndon B Johnson Freeway, Suite 2200 Dallas, TX 75244-6152 (Name and Address of Agent for Service)	Alison M. Fuller, Esq. Stradley Ronon Stevens & Young, LLP 2000 K Street, N.W., Suite 700 Washington, DC 20006-1871 Telephone: (202) 419-8412

It is proposed that this filing will become effective:
☐	immediately upon filing pursuant to paragraph (b)
☒	on April 29, 2025 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)
☐	on (date) pursuant to paragraph (a)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:
☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus
May 1, 2025

	INSTITUTIONAL	INVESTOR
TARGET DATE FUNDS
MyDestination 2015 Fund	GMTYX	GMTZX
MyDestination 2025 Fund	GMWYX	GMWZX
MyDestination 2035 Fund	GMHYX	GMHZX
MyDestination 2045 Fund	GMYYX	GMFZX
MyDestination 2055 Fund	GMGYX	GMGZX
TARGET RISK FUNDS
Conservative Allocation Fund	GCAYX	GFIZX
Balanced Allocation Fund	GBAYX	GGIZX
Moderately Aggressive Allocation Fund	GGRYX	GCOZX
Aggressive Allocation Fund	GAGYX	GGBZX
SELECT FUNDS
Money Market Fund	GMYXX	GMZXX
Low-Duration Bond Fund	GLDYX	GLDZX
Medium-Duration Bond Fund	GMDYX	GMDZX
Global Bond Fund	GGBEX	GGBFX
Strategic Alternatives Fund	GFSYX	GFSZX
Defensive Market Strategies® Fund	GDMYX	GDMZX
Impact Bond Fund	GMBYX	GMBZX
Impact Equity Fund	GMEYX	GMEZX
Equity Index Fund	GEQYX	GEQZX
Global Real Estate Securities Fund	GREYX	GREZX
Value Equity Index Fund	GVIYX	GVIZX
Value Equity Fund	GVEYX	GVEZX
Growth Equity Index Fund	GEIYX	GEIZX
Growth Equity Fund	GGEYX	GGEZX
Small Cap Equity Fund	GSCYX	GSCZX
International Equity Index Fund	GIIYX	GIIZX
International Equity Fund	GIEYX	GIEZX
Emerging Markets Equity Fund	GEMYX	GEMZX
This Prospectus contains important information about the Funds, including information on investment policies, risks and fees. For your own benefit and protection, you should read it before you invest and keep it on hand for future reference.
These securities have not been approved or disapproved by the U.S. Securities and Exchange Commission (the “SEC”), nor has the SEC determined whether this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a criminal offense.

Table of Contents
A look at the objectives, fees and expenses, strategies and performance and main risks of each Fund.

Details about the Funds' management and service providers.

Management of the Funds	213
Adviser	213
Sub-Advisers	215
Service Providers	229

Policies and instructions for opening, maintaining and closing an account.

Do you have questions about terms we use in this Prospectus?
For information about key terms and concepts, look for our explanations shown in boxes. For definitions of investment terms, refer to the glossary in the back of this Prospectus.
 | 3

GuideStone Funds MyDestination 2015 Fund	Institutional GMTYX
Investor GMTZX
Investment Objective
The MyDestination 2015 Fund seeks the highest total return over time consistent with its asset mix. Total return includes capital appreciation and income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the MyDestination 2015 Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Investor Class
Management fee	0.11%	0.11%
Other expenses	0.04%	0.29%
Acquired fund fees and expenses(1)	0.37%	0.37%
Total annual Fund operating expenses	0.52%	0.77%
Fee reimbursement(2)	(0.07)%	(0.02)%
Total annual Fund operating expenses (after fee reimbursement)	0.45%	0.75%
(1)
Acquired fund fees and expenses have been restated to reflect estimated expenses for the current fiscal year based on the Fund’s target allocation among the underlying funds.
(2)
The Adviser has agreed to reimburse expenses to the extent needed to limit total annual operating expenses (excluding extraordinary expenses) to 0.45% for the Institutional Class and 0.75% for the Investor Class (the “Expense Limitation”). This Expense Limitation applies to Fund operating expenses only and will remain in place until April 30, 2026. If expenses fall below the levels noted above within three years from the date on which the Adviser made such reimbursement, the Fund may repay the Adviser so long as the repayment does not cause the Fund to exceed the Expense Limitation on the date on which: (i) the expenses were reimbursed; or (ii) the repayment would be made, whichever is lower. The contractual Expense Limitation can only be terminated by the Board of Directors of GuideStone Funds.

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The expense example shows the impact of fee reimbursements or repayments only for the first year and is calculated assuming total annual Fund operating expenses, prior to reimbursements or repayments, for all other periods. Finally, the example assumes that all dividends and other distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	Institutional Class	Investor Class
1 Year	$46	$77
3 Years	$160	$244
5 Years	$284	$426
10 Years	$646	$952

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the total annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 32% of the average value of its portfolio.
4 | GuideStone Funds Prospectus

Principal Investment Strategies
●
The Fund pursues its objective by investing primarily in a diversified portfolio of GuideStone Funds Select Funds (“Select Funds”) that represent various asset classes. The Fund is managed to the specific retirement year included in its name (“Target Date”) and assumes a retirement age of 65. The Target Date refers to the approximate year an investor in the Fund would plan to retire and likely stop making new investments in the Fund. The Fund is designed for an investor who retired at or near the Target Date and who plans to withdraw the value of the account in the Fund gradually after retirement. However, if an investor retires significantly earlier or later than age 65, the Fund may not be an appropriate investment even if the investor retires on or near the Fund’s Target Date.
●
Over time, the allocation to the asset classes will change according to a predetermined “glide path” shown in the chart below. The glide path adjusts the percentage of fixed income securities and the percentage of equity securities to become more conservative each year until approximately 15 years after the Target Date. The Fund is not designed for a lump sum redemption at the retirement date. The Fund pursues the maximum amount of capital growth consistent with a reasonable amount of risk during an investor’s pre-retirement years and is intended to serve as a post-retirement investment vehicle with allocations designed to support an income stream during retirement along with some portfolio growth that exceeds inflation. The Fund does not guarantee a particular level of income through retirement.
●
The Adviser uses the following glide path to allocate the Fund’s assets.

Target Date Funds
Glide Path
MyDestination 2015 Fund
100
95
90
85
80
75
70
65
60
55
50
45
40
35
30
25
20
15
10
5
0
Percent
Equities
Fixed Income
Real Assets
Alternatives
-45
-40
-35
-30
-25
-20
-15
-10
-5
0
5
10
15
Years To / From Retirement

●
At the Target Date, the Fund’s allocation to equities was approximately 55% of its assets. The Fund’s exposure to equities will continue to decline until approximately 15 years after its Target Date, when its allocation to equities will remain fixed at approximately 31% of its assets and the majority of the remainder will be invested in fixed income securities with allocations to real assets and alternative investments.
●
The asset classes in which the Fund may invest through the Select Funds generally are divided into:
●
Equity securities (such as common and preferred stock of U.S. companies and foreign companies, including those located in developed and emerging markets, of any sizes and employing both growth and value investment styles);
●
Fixed income securities (such as debt instruments issued by the U.S. government and its agencies and instrumentalities and foreign governments, mortgage- and asset-backed securities, domestic and foreign investment grade securities and below-investment grade securities (i.e., high yield securities or junk bonds) and short-term investments such as money market instruments);
●
Real assets (such as inflation-indexed bonds, real estate-related securities and equity securities of real estate investment trusts (“REITs”)); and
GuideStone Funds Prospectus | 5

●
Alternative investments and investment strategies with lower correlation to equity and fixed income markets (such as long-short equity strategies that employ short sales of stocks, options equity strategies, currency trading strategies, global macro strategies, relative value strategies, opportunistic fixed income strategies and/or strategies that invest in below-investment grade securities (i.e., high yield securities or junk bonds) and emerging market debt securities). These strategies employ derivative instruments such as options (e.g., equity index options), forwards (e.g., currency exchange contracts), swaps and futures.
●
The Fund is not limited with respect to the maturity, duration or credit quality of the fixed income securities in which it invests.
●
As part of its allocation to the equities asset class, the Fund may invest in Select Funds that employ an index strategy, which seeks to provide investment results approximating the returns of a specified index.
●
The Adviser establishes the asset mix of the Fund based on the Target Date and selects the underlying investments in which to invest using its proprietary investment process, which is based on fundamental research regarding the investment characteristics of each asset class and the underlying Select Funds, as well as its outlook for the economy and financial markets.
●
The allocations shown in the glide path are referred to as “neutral” allocations because they do not reflect any tactical decisions by the Adviser to overweight or underweight a particular asset class based on its market outlook. Allocations generally are not expected to vary from those shown by more than plus or minus 10 percentage points. For example, an allocation of 20% to an asset class could vary between 10% and 30%. Although the Adviser will not generally vary beyond the 10 percentage point allocation range, the Adviser may at times determine in light of market and economic conditions that this range should be exceeded to protect the Fund or help achieve its objective. The Adviser may change the asset allocations and may add or eliminate new or existing Select Funds without shareholder approval.
●
The Fund will rebalance its assets from time to time to adjust for changes in the values of the underlying Select Funds and changes to the allocation targets.
●
In accordance with the Adviser’s Christian values, the Fund and the Select Funds do not invest in any company that is publicly recognized (as determined by GuideStone Financial Resources of the Southern Baptist Convention (“GuideStone Financial Resources”)) for offering products or services that are incompatible with the Christian values of GuideStone Financial Resources, including, but not limited to, those involving abortion, sexual immorality, alcohol, tobacco or gambling.
Principal Investment Risks
An investment in the Fund involves risks that can significantly affect the Fund’s performance, including the risk of investing in Underlying Funds, Faith-Based Investing Risk, Equity Risk, Fixed Income Securities Risk and Index Strategy Risk. Descriptions of these and other principal risks of investing in the Fund are provided below. Unless otherwise noted, these risks include those that may directly or indirectly affect the Fund through its investments in the Select Funds. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
●
The Fund’s value will go up and down in response to changes in the share prices of the Select Funds that it owns. Shareholders should consider that no Target Date Fund is intended as a complete retirement program and there is no guarantee that any single fund will provide sufficient retirement income at or through retirement. The adequacy of an investor's account at or after the Target Date will depend on a variety of factors, including the amount of money invested in the Fund, the length of time the investment was held and the Fund's return over time. There is no guarantee that the Fund’s investments will increase in value. Therefore, it is possible to lose money by investing in the Fund including losses near, at or after the Target Date.
●
Alternative Investments Risk: Alternative investments use a different approach to investing than do traditional investments (i.e., stocks, bonds and cash) and the performance of alternative investments is not expected to correlate closely with more traditional investments; however, it is possible that alternative investments will decline in value along with equity or fixed income markets, or both, or that they may not otherwise perform as expected. Alternative investments may have different characteristics and risks than do traditional investments; can be highly volatile; are often less liquid, particularly in periods of stress; are generally more complex and less transparent; and may have more complicated tax profiles than traditional investments. In addition, the performance of alternative investments may be more dependent on an investment manager's experience and skill than traditional investments. The use of alternative investments may not achieve the desired effect.
●
Asset Allocation Risk: The Fund is subject to asset allocation risk, which is the chance that the selection of underlying funds, and the allocation of assets to them, will cause the Fund to underperform other funds with a similar investment objective.
●
Below-Investment Grade Securities Risk: Below-investment grade securities (i.e., high yield securities or junk bonds) involve greater risks of default, are more volatile than bonds rated investment grade and are inherently speculative. Issuers of these bonds may be more sensitive to economic downturns and may be unable to make timely interest or principal payments. The Fund’s
6 | GuideStone Funds Prospectus

value could be hurt by price declines due to actual or perceived changes in an issuer’s ability to make such payments.
●
Controlling Voting Interest Risk: In accordance with the GuideStone Funds Trust Instrument, GuideStone Financial Resources will, at all times, directly or indirectly own, control or hold with power to vote at least 60% of the outstanding shares of GuideStone Funds. This means that GuideStone Financial Resources will control the vote on any matter that requires the approval of a majority of the outstanding shares of GuideStone Funds.
●
Credit Risk: There is a risk that the issuer of a fixed income investment may fail to pay interest or even principal due in a timely manner or at all. The value of a fixed income security may decline if the security's credit quality, or that of the security's issuer or provider of credit support, is downgraded or credit quality otherwise falls.
●
Currency Risk: Changes in currency exchange rates could adversely impact investment gains or add to investment losses. Currency exchange rates can be affected unpredictably by intervention, or failure to intervene, by U.S. or foreign governments or central banks or by currency controls or political developments in the United States or abroad.
●
Derivatives Risk: Derivatives involve risks different from, and in some respects greater than, those associated with investing directly in securities, currencies or other instruments. Derivatives may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Fund. There may be imperfect correlation between a derivative and the reference instrument underlying the derivative. Derivatives involve counterparty risk, which is the risk that the other party to the derivative will fail to make required payments or otherwise comply with the terms of the derivative. That risk is generally thought to be greater with over-the-counter (OTC) derivatives than with derivatives that are centrally cleared. However, derivatives traded on organized exchanges and/or through clearing organizations involve the possibility that the futures commission merchant or clearing organization will default in the performance of its obligations. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments.
●
Duration Risk: Fixed income securities with longer durations (e.g., greater than seven years) may be more sensitive to interest rate changes, and may be subject to greater interest rate risk. Duration measures the sensitivity of a fixed income security's price to changes in interest rates. The longer a fund’s dollar weighted average duration, the more sensitive that fund will be to interest rate changes as compared to funds with shorter dollar weighted average durations.
●
Emerging Markets Risk: When investing in emerging markets, the risks of investing in foreign securities is heightened. Emerging markets are generally smaller, less developed, less liquid and more volatile than the securities markets of the U.S. and other developed markets. There are also risks of: greater political or economic uncertainties; an economy’s dependence on revenues from particular commodities or on international aid or development assistance; currency transfer restrictions; a limited number of potential buyers for such securities resulting in increased volatility and limited liquidity for emerging market securities; trading suspensions; and delays and disruptions in securities settlement procedures. The governments of emerging market countries may also be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, intervene in the financial markets and/or impose burdensome taxes that could adversely affect security prices. In addition, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. Emerging markets are financial markets in countries with developing economies, where industrialization has commenced and the economy has linkages with the global economy. Generally, emerging markets are located in Latin America, Eastern Europe, and Asia (excluding Japan).
●
Equity Risk: Stocks and other equity securities generally fluctuate in value more than fixed income securities and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles with periods of rising and falling prices. The market value of a stock may fall due to changes in a company’s financial condition as well as general market, economic and political conditions and other factors.
●
Faith-Based Investing Risk: The Fund and the Select Funds invest in accordance with the faith-based investment restrictions of GuideStone Financial Resources. The Fund and the Select Funds may not be able to take advantage of certain investment opportunities due to these restrictions, which may adversely affect investment performance. In evaluating an investment, the Adviser or Sub-Adviser is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could adversely affect the analysis of the factors relevant to a particular investment.
●
Fixed Income Securities Risk: The value of fixed income securities will fluctuate in response to changes in interest rates and other economic factors. When interest rates rise, the prices of fixed income securities fall and vice versa. Recent events in the fixed income market may expose the Fund to heightened interest rate risk and volatility.
GuideStone Funds Prospectus | 7

Following a period of historically low interest rates, the U.S. Federal Reserve raised rates multiple times in an effort to combat inflation in the U.S. economy. Though the Federal Reserve has since lowered interest rates slightly, it is unclear if such lowering will continue. Very low or negative interest rates may impact the yield of the Fund’s investments in fixed income securities and may increase the risk that, if followed by rising interest rates, the Fund’s performance will be negatively impacted. The Fund is subject to the risk that the income generated by its investments in fixed income securities may not keep pace with inflation. Other factors may affect fixed income securities, such as financial conditions of a particular issuer, including its credit standing, and general economic conditions. The yield earned by the Fund will also vary with changes in interest rates and other economic factors.
●
Foreign Securities Risk: Obligations or securities of foreign issuers may be negatively affected by political events, economic conditions or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards, which may increase investment risk. Security values also may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. It may take more time to clear and settle trades involving foreign securities. In addition, securities issued by U.S. entities with substantial foreign operations or holdings can involve risks relating to conditions in foreign countries.
●
Growth Investing Risk: Growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth investing also is subject to the risk that the stock price of one or more companies will fall or will fail to appreciate as anticipated, regardless of movements in the securities market. Growth stocks also tend to be more volatile than value stocks, so in a declining market, their prices may decrease more than value stocks in general.
●
Index Strategy Risk: Index strategies generally involve investing in securities included in an index, or a representative sample of such securities, regardless of market trends. Investments in funds employing an index strategy may not perform as well as investments in actively managed funds that select securities based on economic, financial and market analysis, because the index strategy fund will generally not sell a security if its issuer is in financial trouble, unless that security is removed or is anticipated to be removed from the index. An index strategy fund must pay various expenses, and therefore, its return may differ from the index’s total return, which does not reflect any expenses. Cash flow into and out of a fund, portfolio transaction costs, changes in the securities that comprise the index and the fund’s valuation procedures also may affect an index strategy fund’s performance. For any Select Fund with an index strategy, the fund’s faith-based investment policies and restrictions may prevent the fund from investing in certain securities which comprise the index, which may cause the fund to have lower performance than the index and contribute to a lower correlation between the performance of the fund and the index. Therefore, there can be no assurance that the performance of the index strategy will match that of its benchmark index.
●
Inflation-Indexed Debt Securities Risk: Inflation-indexed debt securities are fixed income securities whose principal value is periodically adjusted according to inflation. Inflation-linked debt securities, including U.S. Treasury inflation-indexed securities, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed debt securities may experience greater losses than other fixed income securities with similar durations. Interest payments on inflation-linked debt securities may be difficult to predict and may vary as the principal and/or interest is adjusted for inflation. In periods of deflation, the Fund may have no income at all from such investments.
●
Market Risk: The Fund’s value will go up and down in response to changes in the market value of its investments, sometimes rapidly and unpredictably. Market value will change due to business developments concerning a particular issuer or industry, as well as general market and economic conditions. Changes in the financial condition of a single issuer can impact the market as a whole. Geopolitical risks, including terrorism, tensions, trade disputes or open conflict between nations, or political or economic dysfunction within some nations that are major players on the world stage or major producers of oil, may lead to instability in world economies and markets, may lead to increased market volatility and may have adverse long-term effects. Local, regional or global events such as the spread of infectious illnesses or other public health issues, recessions, financial institution failures, natural disasters or other events could have a significant impact on the Fund and its investments. In addition, markets and market participants are increasingly reliant upon information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access and similar circumstances may have an adverse impact upon a single issuer, a group of issuers or the market at-large. Additionally, legislative, regulatory or tax developments may affect the investments or investment strategies available to the Adviser in connection with managing the Fund, which may also adversely affect the ability of the Fund to achieve its investment objective.
●
Mortgage- and Asset-Backed Securities Risk: The Fund is subject to the risk that the principal on mortgage- and asset-backed securities held by the Fund will be prepaid, which generally will reduce the yield and market value of these securities. If interest rates fall, the rate of prepayments tends to increase as borrowers are motivated to pay off debt and refinance at new lower rates. Rising
8 | GuideStone Funds Prospectus

interest rates may increase the risk of default by borrowers and tend to extend the duration of these securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, to the extent the Fund holds these types of securities, it may experience additional volatility and losses. This is known as extension risk. Moreover, declines in the credit quality of the issuers of mortgage- and asset-backed securities or instability in the markets for such securities may affect the value and liquidity of such securities, which could result in losses to the Fund. In addition, certain mortgage- and asset-backed securities may include securities backed by pools of loans made to “subprime” borrowers or borrowers with blemished credit histories; the risk of defaults is generally higher in the case of mortgage pools that include such subprime mortgages.
●
Preferred Stock Risk: Preferred stock represents an equity interest in a company that generally entitles the holder to receive dividends and a fixed share of the proceeds from the company’s liquidation. Preferred stock is subject to issuer-specific and market risk applicable generally to equity securities and is also subject to many of the risks associated with debt securities, including interest rate risk. Shareholders may suffer a loss of value if dividends are not paid. In certain situations, an issuer may call or redeem its preferred stock or convert it to common stock. The market prices of preferred stocks are generally more sensitive to actual or perceived changes in the issuer’s financial condition or prospects than are the prices of debt securities.
●
Real Estate Investing Risk: Investments in REITs and other real estate-related company securities will fluctuate due to factors affecting the real estate market, including, among others, interest rates, overbuilding, changes in rental fees, limited diversification and changes in law. In addition, REITs may be affected by changes in the value of the underlying properties they own and may be affected by the quality of any credit they extend. REITs are also dependent upon management skills and are subject to heavy cash flow dependency, defaults by borrowers and self-liquidation.
●
Risk of Investing in Underlying Funds: Because the Fund indirectly pays a portion of the expenses incurred by the Select Funds in which it invests, in addition to paying its own expenses, the overall cost of investing in the Fund may be higher than investing in the individual Select Funds directly. The Fund’s risks will directly correspond to the risks of the underlying funds in which it invests, and the selection of the underlying funds and the allocation of the Fund’s assets among the various asset classes could cause the Fund to underperform compared to other funds with a similar investment objective.
●
Small Capitalization Companies Risk: An investment in a smaller company may be more volatile and less liquid than an investment in a larger company. Small companies generally are more sensitive to adverse business and economic conditions than larger, more established companies. Small companies may have limited financial resources, management experience, markets and product diversification.
●
U.S. Government Securities Risk: Not all obligations of U.S. government agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some are backed by a right to borrow from the U.S. Treasury, while others are backed only by the credit of the issuing agency or instrumentality. Accordingly, these securities carry at least some risk of non-payment. It is possible that issuers of U.S. government securities will not have the funds to meet their payment obligations in the future.
●
Value Investing Risk: There is a risk that value-oriented investments may not perform as well as the rest of the stock market as a whole. Value stocks may remain undervalued or may decrease in value during a given period or may not ever realize what the investment manager believes to be their full value.
Performance
The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s Investor Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s Investor Class returns, both before and after taxes, and the Fund’s Institutional Class returns, before taxes, averaged over certain periods of time, compare to the performance of a broad-based securities market index, the Bloomberg US Aggregate Bond Index, during the same periods. In addition, the Bloomberg US Treasury 1-3 Year Index, Russell 3000® Index and MSCI ACWI (All Country World Index) ex USA Index - Net are provided to show how the Fund’s performance compares with the returns of other securities market indexes that reflect market sectors in which the Fund invests, during the same periods. The performance of each index is shown for the same periods as shown for the performance of the Investor Class.
The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Prior to January 12, 2018, the Fund had a different glide path and, therefore, asset class allocations. Updated performance information is available on the GuideStone Funds’ website at GuideStoneFunds.com or by calling 1-888-GS-FUNDS (1-888-473-8637).
GuideStone Funds Prospectus | 9

Investor Class Annual Total Returns years ended 12/31

20%
15%
10%
5%
0%
-5%
-10%
-15%
(2.06)%
6.99%
11.67%
(3.66)%
15.09%
9.16%
6.72%
(13.10)%
10.86%
7.48%
2015
2016
2017
2018
2019
2020
2021
2022
2023
2024

Best Quarter:	10.05%	6/30/2020
Worst Quarter:	(10.10)%	3/31/2020

Average Annual Total Returns as of 12/31/24

	One Year	Five Years	Ten Years	Since Inception	Inception Date
Investor Class before taxes	7.48%	3.82%	4.58%	4.45%	12/29/2006
Investor Class after taxes on distributions(1)	5.42%	2.27%	2.94%	3.13%
Investor Class after taxes on distributions and sale of Fund shares(1)(2)	5.01%	2.59%	3.15%	3.15%
Institutional Class before taxes	7.80%	4.10%	N/A	5.03%	05/01/2017
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	1.25%	(0.33)%	1.35%	2.97%
Bloomberg US Treasury 1-3 Year Index (reflects no deduction for fees, expenses or taxes)	4.03%	1.36%	1.38%	1.87%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	23.81%	13.86%	12.55%	10.15%
MSCI ACWI (All Country World Index) ex USA Index - Net (reflects no deduction for fees, expenses or taxes)	5.53%	4.10%	4.80%	3.27%
(1)
After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-advantaged arrangements, such as 403(b) plans, 401(k) plans or individual retirement accounts (IRAs). After tax returns are shown only for the Investor Class and after tax returns for the Institutional Class will vary.
(2)
Returns may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.
10 | GuideStone Funds Prospectus

Management
Investment Adviser and Portfolio Managers
GuideStone Capital Management, LLC

Joshua Chastant Vice President – Portfolio Management	Since January 2024

Brandon Pizzurro President and Chief Investment Officer	Since April 2019
Sub-Adviser and Portfolio Managers
Parametric Portfolio Associates LLC
Richard Fong, CFA Managing Director of Investment Strategy	Since November 2020
Jennifer Mihara Managing Director, Equity Research	Since July 2024
Zach Olsen, CFA Senior Portfolio Manager	Since May 2022
James Reber(1) Managing Director, Portfolio Management	Since May 2022

(1)
Effective August 1, 2025, James Reber will retire and will no longer serve as a portfolio manager to the Fund.
Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries
For important information about purchase and sale of Fund shares, tax information and financial intermediary compensation, please refer to “Summary of Other Important Fund Information” beginning on page 181.
GuideStone Funds Prospectus | 11

GuideStone Funds MyDestination 2025 Fund	Institutional GMWYX
Investor GMWZX
Investment Objective
The MyDestination 2025 Fund seeks the highest total return over time consistent with its asset mix. Total return includes capital appreciation and income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the MyDestination 2025 Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Investor Class
Management fee	0.10%	0.10%
Other expenses	0.03%	0.28%
Acquired fund fees and expenses(1)	0.38%	0.38%
Total annual Fund operating expenses	0.51%	0.76%
Fee reimbursement(2)	(0.06)%	(0.01)%
Total annual Fund operating expenses (after fee reimbursement)	0.45%	0.75%
(1)
Acquired fund fees and expenses have been restated to reflect estimated expenses for the current fiscal year based on the Fund’s target allocation among the underlying funds.
(2)
The Adviser has agreed to reimburse expenses to the extent needed to limit total annual operating expenses (excluding extraordinary expenses) to 0.45% for the Institutional Class and 0.75% for the Investor Class (the “Expense Limitation”). This Expense Limitation applies to Fund operating expenses only and will remain in place until April 30, 2026. If expenses fall below the levels noted above within three years from the date on which the Adviser made such reimbursement, the Fund may repay the Adviser so long as the repayment does not cause the Fund to exceed the Expense Limitation on the date on which: (i) the expenses were reimbursed; or (ii) the repayment would be made, whichever is lower. The contractual Expense Limitation can only be terminated by the Board of Directors of GuideStone Funds.

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The expense example shows the impact of fee reimbursements or repayments only for the first year and is calculated assuming total annual Fund operating expenses, prior to reimbursements or repayments, for all other periods. Finally, the example assumes that all dividends and other distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	Institutional Class	Investor Class
1 Year	$46	$77
3 Years	$158	$242
5 Years	$279	$421
10 Years	$635	$941

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the total annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 26% of the average value of its portfolio.
12 | GuideStone Funds Prospectus

Principal Investment Strategies
●
The Fund pursues its objective by investing primarily in a diversified portfolio of GuideStone Funds Select Funds (“Select Funds”) that represent various asset classes. The Fund is managed to the specific retirement year included in its name (“Target Date”) and assumes a retirement age of 65. The Target Date refers to the approximate year an investor in the Fund would plan to retire and likely stop making new investments in the Fund. The Fund is designed for an investor who anticipates retiring at or near the Target Date and who plans to withdraw the value of the account in the Fund gradually after retirement. However, if an investor retires significantly earlier or later than age 65, the Fund may not be an appropriate investment even if the investor retires on or near the Fund’s Target Date.
●
Over time, the allocation to the asset classes will change according to a predetermined “glide path” shown in the chart below. The glide path adjusts the percentage of fixed income securities and the percentage of equity securities to become more conservative each year until approximately 15 years after the Target Date. The Fund is not designed for a lump sum redemption at the retirement date. The Fund pursues the maximum amount of capital growth consistent with a reasonable amount of risk during an investor’s pre-retirement years and is intended to serve as a post-retirement investment vehicle with allocations designed to support an income stream during retirement along with some portfolio growth that exceeds inflation. The Fund does not guarantee a particular level of income through retirement.
●
The Adviser uses the following glide path to allocate the Fund’s assets.

Target Date Funds
Glide Path
MyDestination 2025 Fund
Percent
100
95
90
85
80
75
70
65
60
55
50
45
40
35
30
25
20
15
10
5
0
Equities
Fixed Income
Real Assets
Alternatives
-45
-40
-35
-30
-25
-20
-15
-10
-5
0
5
10
15
Years To / From Retirement

●
At the Target Date, the Fund’s allocation to equities will be approximately 49% of its assets. The Fund’s exposure to equities will continue to decline until approximately 15 years after its Target Date, when its allocation to equities will remain fixed at approximately 31% of its assets and the majority of the remainder will be invested in fixed income securities with allocations to real assets and alternative investments.
●
The asset classes in which the Fund may invest through the Select Funds generally are divided into:
●
Equity securities (such as common and preferred stock of U.S. companies and foreign companies, including those located in developed and emerging markets, of any sizes and employing both growth and value investment styles);
●
Fixed income securities (such as debt instruments issued by the U.S. government and its agencies and instrumentalities and foreign governments, mortgage- and asset-backed securities, domestic and foreign investment grade securities and below-investment grade securities (i.e., high yield securities or junk bonds) and short-term investments such as money market instruments);
●
Real assets (such as inflation-indexed bonds, real estate-related securities and equity securities of real estate investment trusts (“REITs”)); and
GuideStone Funds Prospectus | 13

●
Alternative investments and investment strategies with lower correlation to equity and fixed income markets (such as long-short equity strategies that employ short sales of stocks, options equity strategies, currency trading strategies, global macro strategies, relative value strategies, opportunistic fixed income strategies and/or strategies that invest in below-investment grade securities (i.e., high yield securities or junk bonds) and emerging market debt securities). These strategies employ derivative instruments such as options (e.g., equity index options), forwards (e.g., currency exchange contracts), swaps and futures.
●
The Fund is not limited with respect to the maturity, duration or credit quality of the fixed income securities in which it invests.
●
As part of its allocation to the equities asset class, the Fund may invest in Select Funds that employ an index strategy, which seeks to provide investment results approximating the returns of a specified index.
●
The Adviser establishes the asset mix of the Fund based on the Target Date and selects the underlying investments in which to invest using its proprietary investment process, which is based on fundamental research regarding the investment characteristics of each asset class and the underlying Select Funds, as well as its outlook for the economy and financial markets.
●
The allocations shown in the glide path are referred to as “neutral” allocations because they do not reflect any tactical decisions by the Adviser to overweight or underweight a particular asset class based on its market outlook. Allocations generally are not expected to vary from those shown by more than plus or minus 10 percentage points. For example, an allocation of 20% to an asset class could vary between 10% and 30%. Although the Adviser will not generally vary beyond the 10 percentage point allocation range, the Adviser may at times determine in light of market and economic conditions that this range should be exceeded to protect the Fund or help achieve its objective. The Adviser may change the asset allocations and may add or eliminate new or existing Select Funds without shareholder approval.
●
The Fund will rebalance its assets from time to time to adjust for changes in the values of the underlying Select Funds and changes to the allocation targets.
●
In accordance with the Adviser’s Christian values, the Fund and the Select Funds do not invest in any company that is publicly recognized (as determined by GuideStone Financial Resources of the Southern Baptist Convention (“GuideStone Financial Resources”)) for offering products or services that are incompatible with the Christian values of GuideStone Financial Resources, including, but not limited to, those involving abortion, sexual immorality, alcohol, tobacco or gambling.
Principal Investment Risks
An investment in the Fund involves risks that can significantly affect the Fund’s performance, including the risk of investing in Underlying Funds, Faith-Based Investing Risk, Equity Risk, Fixed Income Securities Risk and Index Strategy Risk. Descriptions of these and other principal risks of investing in the Fund are provided below. Unless otherwise noted, these risks include those that may directly or indirectly affect the Fund through its investments in the Select Funds. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
●
The Fund’s value will go up and down in response to changes in the share prices of the Select Funds that it owns. Shareholders should consider that no Target Date Fund is intended as a complete retirement program and there is no guarantee that any single fund will provide sufficient retirement income at or through retirement. The adequacy of an investor's account at or after the Target Date will depend on a variety of factors, including the amount of money invested in the Fund, the length of time the investment was held and the Fund's return over time. There is no guarantee that the Fund’s investments will increase in value. Therefore, it is possible to lose money by investing in the Fund including losses near, at or after the Target Date.
●
Alternative Investments Risk: Alternative investments use a different approach to investing than do traditional investments (i.e., stocks, bonds and cash) and the performance of alternative investments is not expected to correlate closely with more traditional investments; however, it is possible that alternative investments will decline in value along with equity or fixed income markets, or both, or that they may not otherwise perform as expected. Alternative investments may have different characteristics and risks than do traditional investments; can be highly volatile; are often less liquid, particularly in periods of stress; are generally more complex and less transparent; and may have more complicated tax profiles than traditional investments. In addition, the performance of alternative investments may be more dependent on an investment manager's experience and skill than traditional investments. The use of alternative investments may not achieve the desired effect.
●
Asset Allocation Risk: The Fund is subject to asset allocation risk, which is the chance that the selection of underlying funds, and the allocation of assets to them, will cause the Fund to underperform other funds with a similar investment objective.
●
Below-Investment Grade Securities Risk: Below-investment grade securities (i.e., high yield securities or junk bonds) involve greater risks of default, are more volatile than bonds rated investment grade and are inherently speculative. Issuers of these bonds may be more sensitive to economic downturns and may be unable to make timely interest or principal payments. The Fund’s
14 | GuideStone Funds Prospectus

value could be hurt by price declines due to actual or perceived changes in an issuer’s ability to make such payments.
●
Controlling Voting Interest Risk: In accordance with the GuideStone Funds Trust Instrument, GuideStone Financial Resources will, at all times, directly or indirectly own, control or hold with power to vote at least 60% of the outstanding shares of GuideStone Funds. This means that GuideStone Financial Resources will control the vote on any matter that requires the approval of a majority of the outstanding shares of GuideStone Funds.
●
Credit Risk: There is a risk that the issuer of a fixed income investment may fail to pay interest or even principal due in a timely manner or at all. The value of a fixed income security may decline if the security's credit quality, or that of the security's issuer or provider of credit support, is downgraded or credit quality otherwise falls.
●
Currency Risk: Changes in currency exchange rates could adversely impact investment gains or add to investment losses. Currency exchange rates can be affected unpredictably by intervention, or failure to intervene, by U.S. or foreign governments or central banks or by currency controls or political developments in the United States or abroad.
●
Derivatives Risk: Derivatives involve risks different from, and in some respects greater than, those associated with investing directly in securities, currencies or other instruments. Derivatives may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Fund. There may be imperfect correlation between a derivative and the reference instrument underlying the derivative. Derivatives involve counterparty risk, which is the risk that the other party to the derivative will fail to make required payments or otherwise comply with the terms of the derivative. That risk is generally thought to be greater with over-the-counter (OTC) derivatives than with derivatives that are centrally cleared. However, derivatives traded on organized exchanges and/or through clearing organizations involve the possibility that the futures commission merchant or clearing organization will default in the performance of its obligations. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments.
●
Duration Risk: Fixed income securities with longer durations (e.g., greater than seven years) may be more sensitive to interest rate changes, and may be subject to greater interest rate risk. Duration measures the sensitivity of a fixed income security's price to changes in interest rates. The longer a fund’s dollar weighted average duration, the more sensitive that fund will be to interest rate changes as compared to funds with shorter dollar weighted average durations.
●
Emerging Markets Risk: When investing in emerging markets, the risks of investing in foreign securities is heightened. Emerging markets are generally smaller, less developed, less liquid and more volatile than the securities markets of the U.S. and other developed markets. There are also risks of: greater political or economic uncertainties; an economy’s dependence on revenues from particular commodities or on international aid or development assistance; currency transfer restrictions; a limited number of potential buyers for such securities resulting in increased volatility and limited liquidity for emerging market securities; trading suspensions; and delays and disruptions in securities settlement procedures. The governments of emerging market countries may also be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, intervene in the financial markets and/or impose burdensome taxes that could adversely affect security prices. In addition, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. Emerging markets are financial markets in countries with developing economies, where industrialization has commenced and the economy has linkages with the global economy. Generally, emerging markets are located in Latin America, Eastern Europe, and Asia (excluding Japan).
●
Equity Risk: Stocks and other equity securities generally fluctuate in value more than fixed income securities and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles with periods of rising and falling prices. The market value of a stock may fall due to changes in a company’s financial condition as well as general market, economic and political conditions and other factors.
●
Faith-Based Investing Risk: The Fund and the Select Funds invest in accordance with the faith-based investment restrictions of GuideStone Financial Resources. The Fund and the Select Funds may not be able to take advantage of certain investment opportunities due to these restrictions, which may adversely affect investment performance. In evaluating an investment, the Adviser or Sub-Adviser is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could adversely affect the analysis of the factors relevant to a particular investment.
●
Fixed Income Securities Risk: The value of fixed income securities will fluctuate in response to changes in interest rates and other economic factors. When interest rates rise, the prices of fixed income securities fall and vice versa. Recent events in the fixed income market may expose the Fund to heightened interest rate risk and volatility.
GuideStone Funds Prospectus | 15

Following a period of historically low interest rates, the U.S. Federal Reserve raised rates multiple times in an effort to combat inflation in the U.S. economy. Though the Federal Reserve has since lowered interest rates slightly, it is unclear if such lowering will continue. Very low or negative interest rates may impact the yield of the Fund’s investments in fixed income securities and may increase the risk that, if followed by rising interest rates, the Fund’s performance will be negatively impacted. The Fund is subject to the risk that the income generated by its investments in fixed income securities may not keep pace with inflation. Other factors may affect fixed income securities, such as financial conditions of a particular issuer, including its credit standing, and general economic conditions. The yield earned by the Fund will also vary with changes in interest rates and other economic factors.
●
Foreign Securities Risk: Obligations or securities of foreign issuers may be negatively affected by political events, economic conditions or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards, which may increase investment risk. Security values also may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. It may take more time to clear and settle trades involving foreign securities. In addition, securities issued by U.S. entities with substantial foreign operations or holdings can involve risks relating to conditions in foreign countries.
●
Growth Investing Risk: Growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth investing also is subject to the risk that the stock price of one or more companies will fall or will fail to appreciate as anticipated, regardless of movements in the securities market. Growth stocks also tend to be more volatile than value stocks, so in a declining market, their prices may decrease more than value stocks in general.
●
Index Strategy Risk: Index strategies generally involve investing in securities included in an index, or a representative sample of such securities, regardless of market trends. Investments in funds employing an index strategy may not perform as well as investments in actively managed funds that select securities based on economic, financial and market analysis, because the index strategy fund will generally not sell a security if its issuer is in financial trouble, unless that security is removed or is anticipated to be removed from the index. An index strategy fund must pay various expenses, and therefore, its return may differ from the index’s total return, which does not reflect any expenses. Cash flow into and out of a fund, portfolio transaction costs, changes in the securities that comprise the index and the fund’s valuation procedures also may affect an index strategy fund’s performance. For any Select Fund with an index strategy, the fund’s faith-based investment policies and restrictions may prevent the fund from investing in certain securities which comprise the index, which may cause the fund to have lower performance than the index and contribute to a lower correlation between the performance of the fund and the index. Therefore, there can be no assurance that the performance of the index strategy will match that of its benchmark index.
●
Inflation-Indexed Debt Securities Risk: Inflation-indexed debt securities are fixed income securities whose principal value is periodically adjusted according to inflation. Inflation-linked debt securities, including U.S. Treasury inflation-indexed securities, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed debt securities may experience greater losses than other fixed income securities with similar durations. Interest payments on inflation-linked debt securities may be difficult to predict and may vary as the principal and/or interest is adjusted for inflation. In periods of deflation, the Fund may have no income at all from such investments.
●
Market Risk: The Fund’s value will go up and down in response to changes in the market value of its investments, sometimes rapidly and unpredictably. Market value will change due to business developments concerning a particular issuer or industry, as well as general market and economic conditions. Changes in the financial condition of a single issuer can impact the market as a whole. Geopolitical risks, including terrorism, tensions, trade disputes or open conflict between nations, or political or economic dysfunction within some nations that are major players on the world stage or major producers of oil, may lead to instability in world economies and markets, may lead to increased market volatility and may have adverse long-term effects. Local, regional or global events such as the spread of infectious illnesses or other public health issues, recessions, financial institution failures, natural disasters or other events could have a significant impact on the Fund and its investments. In addition, markets and market participants are increasingly reliant upon information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access and similar circumstances may have an adverse impact upon a single issuer, a group of issuers or the market at-large. Additionally, legislative, regulatory or tax developments may affect the investments or investment strategies available to the Adviser in connection with managing the Fund, which may also adversely affect the ability of the Fund to achieve its investment objective.
●
Mortgage- and Asset-Backed Securities Risk: The Fund is subject to the risk that the principal on mortgage- and asset-backed securities held by the Fund will be prepaid, which generally will reduce the yield and market value of these securities. If interest rates fall, the rate of prepayments tends to increase as borrowers are motivated to pay off debt and refinance at new lower rates. Rising
16 | GuideStone Funds Prospectus

interest rates may increase the risk of default by borrowers and tend to extend the duration of these securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, to the extent the Fund holds these types of securities, it may experience additional volatility and losses. This is known as extension risk. Moreover, declines in the credit quality of the issuers of mortgage- and asset-backed securities or instability in the markets for such securities may affect the value and liquidity of such securities, which could result in losses to the Fund. In addition, certain mortgage- and asset-backed securities may include securities backed by pools of loans made to “subprime” borrowers or borrowers with blemished credit histories; the risk of defaults is generally higher in the case of mortgage pools that include such subprime mortgages.
●
Preferred Stock Risk: Preferred stock represents an equity interest in a company that generally entitles the holder to receive dividends and a fixed share of the proceeds from the company’s liquidation. Preferred stock is subject to issuer-specific and market risk applicable generally to equity securities and is also subject to many of the risks associated with debt securities, including interest rate risk. Shareholders may suffer a loss of value if dividends are not paid. In certain situations, an issuer may call or redeem its preferred stock or convert it to common stock. The market prices of preferred stocks are generally more sensitive to actual or perceived changes in the issuer’s financial condition or prospects than are the prices of debt securities.
●
Real Estate Investing Risk: Investments in REITs and other real estate-related company securities will fluctuate due to factors affecting the real estate market, including, among others, interest rates, overbuilding, changes in rental fees, limited diversification and changes in law. In addition, REITs may be affected by changes in the value of the underlying properties they own and may be affected by the quality of any credit they extend. REITs are also dependent upon management skills and are subject to heavy cash flow dependency, defaults by borrowers and self-liquidation.
●
Risk of Investing in Underlying Funds: Because the Fund indirectly pays a portion of the expenses incurred by the Select Funds in which it invests, in addition to paying its own expenses, the overall cost of investing in the Fund may be higher than investing in the individual Select Funds directly. The Fund’s risks will directly correspond to the risks of the underlying funds in which it invests, and the selection of the underlying funds and the allocation of the Fund’s assets among the various asset classes could cause the Fund to underperform compared to other funds with a similar investment objective.
●
Small Capitalization Companies Risk: An investment in a smaller company may be more volatile and less liquid than an investment in a larger company. Small companies generally are more sensitive to adverse business and economic conditions than larger, more established companies. Small companies may have limited financial resources, management experience, markets and product diversification.
●
U.S. Government Securities Risk: Not all obligations of U.S. government agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some are backed by a right to borrow from the U.S. Treasury, while others are backed only by the credit of the issuing agency or instrumentality. Accordingly, these securities carry at least some risk of non-payment. It is possible that issuers of U.S. government securities will not have the funds to meet their payment obligations in the future.
●
Value Investing Risk: There is a risk that value-oriented investments may not perform as well as the rest of the stock market as a whole. Value stocks may remain undervalued or may decrease in value during a given period or may not ever realize what the investment manager believes to be their full value.
Performance
The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s Investor Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s Investor Class returns, both before and after taxes, and the Fund’s Institutional Class returns, before taxes, averaged over certain periods of time, compare to the performance of a broad-based securities market index, the MSCI ACWI (All Country World Index) Index - Net, during the same periods. In addition, the Bloomberg US Treasury 1-3 Year Index, Bloomberg US Aggregate Bond Index, Russell 3000® Index and MSCI ACWI (All Country World Index) ex USA Index - Net are provided to show how the Fund’s performance compares with the returns of other securities market indexes that reflect market sectors in which the Fund invests, during the same periods. The performance of each index is shown for the same periods as shown for the performance of the Investor Class.
The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Prior to January 12, 2018, the Fund had a different glide path and, therefore, asset class allocations. Updated performance information is available on the GuideStone Funds’ website at GuideStoneFunds.com or by calling 1-888-GS-FUNDS (1-888-473-8637).
GuideStone Funds Prospectus | 17

Investor Class Annual Total Returns years ended 12/31

25%
20%
15%
10%
5%
0%
-5%
-10%
-15%
(2.91)%
8.01%
14.92%
(4.87)%
18.18%
10.69%
8.91%
(14.40)%
12.64%
8.86%
2015
2016
2017
2018
2019
2020
2021
2022
2023
2024

Best Quarter:	11.95%	6/30/2020
Worst Quarter:	(12.56)%	3/31/2020

Average Annual Total Returns as of 12/31/24

	One Year	Five Years	Ten Years	Since Inception	Inception Date
Investor Class before taxes	8.86%	4.82%	5.54%	4.98%	12/29/2006
Investor Class after taxes on distributions(1)	6.55%	3.27%	3.87%	3.64%
Investor Class after taxes on distributions and sale of Fund shares(1)(2)	6.10%	3.40%	3.93%	3.60%
Institutional Class before taxes	9.17%	5.09%	N/A	6.13%	05/01/2017
MSCI ACWI (All Country World Index) Index - Net(3) (reflects no deduction for fees, expenses or taxes)	17.49%	10.06%	9.23%	6.78%
Bloomberg US Treasury 1-3 Year Index (reflects no deduction for fees, expenses or taxes)	4.03%	1.36%	1.38%	1.87%
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	1.25%	(0.33)%	1.35%	2.97%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	23.81%	13.86%	12.55%	10.15%
MSCI ACWI (All Country World Index) ex USA Index - Net (reflects no deduction for fees, expenses or taxes)	5.53%	4.10%	4.80%	3.27%
(1)
After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-advantaged arrangements, such as 403(b) plans, 401(k) plans or individual retirement accounts (IRAs). After tax returns are shown only for the Investor Class and after tax returns for the Institutional Class will vary.
(2)
Returns may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.
(3)
Effective December 31, 2024, the Fund incorporated this broad-based securities market index in connection with new regulatory requirements.
18 | GuideStone Funds Prospectus

Management
Investment Adviser and Portfolio Managers
GuideStone Capital Management, LLC

Joshua Chastant Vice President – Portfolio Management	Since January 2024

Brandon Pizzurro President and Chief Investment Officer	Since April 2019
Sub-Adviser and Portfolio Managers
Parametric Portfolio Associates LLC
Richard Fong, CFA Managing Director of Investment Strategy	Since November 2020
Jennifer Mihara Managing Director, Equity Research	Since July 2024
Zach Olsen, CFA Senior Portfolio Manager	Since May 2022
James Reber(1) Managing Director, Portfolio Management	Since May 2022

(1)
Effective August 1, 2025, James Reber will retire and will no longer serve as a portfolio manager to the Fund.
Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries
For important information about purchase and sale of Fund shares, tax information and financial intermediary compensation, please refer to “Summary of Other Important Fund Information” beginning on page 181.
GuideStone Funds Prospectus | 19

GuideStone Funds MyDestination 2035 Fund	Institutional GMHYX
Investor GMHZX
Investment Objective
The MyDestination 2035 Fund seeks the highest total return over time consistent with its asset mix. Total return includes capital appreciation and income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the MyDestination 2035 Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Investor Class
Management fee	0.10%	0.10%
Other expenses	0.02%	0.28%
Acquired fund fees and expenses(1)	0.37%	0.37%
Total annual Fund operating expenses	0.49%	0.75%
Fee reimbursement(2)	(0.04)%	—
Total annual Fund operating expenses (after fee reimbursement)	0.45%	0.75%
(1)
Acquired fund fees and expenses have been restated to reflect estimated expenses for the current fiscal year based on the Fund’s target allocation among the underlying funds.
(2)
The Adviser has agreed to reimburse expenses to the extent needed to limit total annual operating expenses (excluding extraordinary expenses) to 0.45% for the Institutional Class and 0.75% for the Investor Class (the “Expense Limitation”). This Expense Limitation applies to Fund operating expenses only and will remain in place until April 30, 2026. If expenses fall below the levels noted above within three years from the date on which the Adviser made such reimbursement, the Fund may repay the Adviser so long as the repayment does not cause the Fund to exceed the Expense Limitation on the date on which: (i) the expenses were reimbursed; or (ii) the repayment would be made, whichever is lower. The contractual Expense Limitation can only be terminated by the Board of Directors of GuideStone Funds.

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The expense example shows the impact of fee reimbursements or repayments only for the first year and is calculated assuming total annual Fund operating expenses, prior to reimbursements or repayments, for all other periods. Finally, the example assumes that all dividends and other distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	Institutional Class	Investor Class
1 Year	$46	$77
3 Years	$153	$240
5 Years	$270	$417
10 Years	$612	$930

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the total annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 19% of the average value of its portfolio.
20 | GuideStone Funds Prospectus

Principal Investment Strategies
●
The Fund pursues its objective by investing primarily in a diversified portfolio of GuideStone Funds Select Funds (“Select Funds”) that represent various asset classes. The Fund is managed to the specific retirement year included in its name (“Target Date”) and assumes a retirement age of 65. The Target Date refers to the approximate year an investor in the Fund would plan to retire and likely stop making new investments in the Fund. The Fund is designed for an investor who anticipates retiring at or near the Target Date and who plans to withdraw the value of the account in the Fund gradually after retirement. However, if an investor retires significantly earlier or later than age 65, the Fund may not be an appropriate investment even if the investor retires on or near the Fund’s Target Date.
●
Over time, the allocation to the asset classes will change according to a predetermined “glide path” shown in the chart below. The glide path adjusts the percentage of fixed income securities and the percentage of equity securities to become more conservative each year until approximately 15 years after the Target Date. The Fund is not designed for a lump sum redemption at the retirement date. The Fund pursues the maximum amount of capital growth consistent with a reasonable amount of risk during an investor’s pre-retirement years and is intended to serve as a post-retirement investment vehicle with allocations designed to support an income stream during retirement along with some portfolio growth that exceeds inflation. The Fund does not guarantee a particular level of income through retirement.
●
The Adviser uses the following glide path to allocate the Fund’s assets.

Target Date Funds
Glide Path
MyDestination 2035 Fund
Percent
100
95
90
85
80
75
70
65
60
55
50
45
40
35
30
25
20
15
10
5
0
Equities
Fixed Income
Real Assets
Alternatives
-45
-40
-35
-30
-25
-20
-15
-10
-5
0
5
10
15
Years To / From Retirement

●
At the Target Date, the Fund’s allocation to equities will be approximately 49% of its assets. The Fund’s exposure to equities will continue to decline until approximately 15 years after its Target Date, when its allocation to equities will remain fixed at approximately 31% of its assets and the majority of the remainder will be invested in fixed income securities with allocations to real assets and alternative investments.
●
The asset classes in which the Fund may invest through the Select Funds generally are divided into:
●
Equity securities (such as common and preferred stock of U.S. companies and foreign companies, including those located in developed and emerging markets, of any sizes and employing both growth and value investment styles);
●
Fixed income securities (such as debt instruments issued by the U.S. government and its agencies and instrumentalities and foreign governments, mortgage- and asset-backed securities, domestic and foreign investment grade securities and below-investment grade securities (i.e., high yield securities or junk bonds) and short-term investments such as money market instruments);
●
Real assets (such as inflation-indexed bonds, real estate-related securities and equity securities of real estate investment trusts (“REITs”)); and
GuideStone Funds Prospectus | 21

●
Alternative investments and investment strategies with lower correlation to equity and fixed income markets (such as long-short equity strategies that employ short sales of stocks, options equity strategies, currency trading strategies, global macro strategies, relative value strategies, opportunistic fixed income strategies and/or strategies that invest in below-investment grade securities (i.e., high yield securities or junk bonds) and emerging market debt securities). These strategies employ derivative instruments such as options (e.g., equity index options), forwards (e.g., currency exchange contracts), swaps and futures.
●
The Fund is not limited with respect to the maturity, duration or credit quality of the fixed income securities in which it invests.
●
As part of its allocation to the equities asset class, the Fund may invest in Select Funds that employ an index strategy, which seeks to provide investment results approximating the returns of a specified index.
●
The Adviser establishes the asset mix of the Fund based on the Target Date and selects the underlying investments in which to invest using its proprietary investment process, which is based on fundamental research regarding the investment characteristics of each asset class and the underlying Select Funds, as well as its outlook for the economy and financial markets.
●
The allocations shown in the glide path are referred to as “neutral” allocations because they do not reflect any tactical decisions by the Adviser to overweight or underweight a particular asset class based on its market outlook. Allocations generally are not expected to vary from those shown by more than plus or minus 10 percentage points. For example, an allocation of 20% to an asset class could vary between 10% and 30%. Although the Adviser will not generally vary beyond the 10 percentage point allocation range, the Adviser may at times determine in light of market and economic conditions that this range should be exceeded to protect the Fund or help achieve its objective. The Adviser may change the asset allocations and may add or eliminate new or existing Select Funds without shareholder approval.
●
The Fund will rebalance its assets from time to time to adjust for changes in the values of the underlying Select Funds and changes to the allocation targets.
●
In accordance with the Adviser’s Christian values, the Fund and the Select Funds do not invest in any company that is publicly recognized (as determined by GuideStone Financial Resources of the Southern Baptist Convention (“GuideStone Financial Resources”)) for offering products or services that are incompatible with the Christian values of GuideStone Financial Resources, including, but not limited to, those involving abortion, sexual immorality, alcohol, tobacco or gambling.
Principal Investment Risks
An investment in the Fund involves risks that can significantly affect the Fund’s performance, including the risk of investing in Underlying Funds, Faith-Based Investing Risk, Equity Risk, Fixed Income Securities Risk and Index Strategy Risk. Descriptions of these and other principal risks of investing in the Fund are provided below. Unless otherwise noted, these risks include those that may directly or indirectly affect the Fund through its investments in the Select Funds. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
●
The Fund’s value will go up and down in response to changes in the share prices of the Select Funds that it owns. Shareholders should consider that no Target Date Fund is intended as a complete retirement program and there is no guarantee that any single fund will provide sufficient retirement income at or through retirement. The adequacy of an investor's account at or after the Target Date will depend on a variety of factors, including the amount of money invested in the Fund, the length of time the investment was held and the Fund's return over time. There is no guarantee that the Fund’s investments will increase in value. Therefore, it is possible to lose money by investing in the Fund including losses near, at or after the Target Date.
●
Alternative Investments Risk: Alternative investments use a different approach to investing than do traditional investments (i.e., stocks, bonds and cash) and the performance of alternative investments is not expected to correlate closely with more traditional investments; however, it is possible that alternative investments will decline in value along with equity or fixed income markets, or both, or that they may not otherwise perform as expected. Alternative investments may have different characteristics and risks than do traditional investments; can be highly volatile; are often less liquid, particularly in periods of stress; are generally more complex and less transparent; and may have more complicated tax profiles than traditional investments. In addition, the performance of alternative investments may be more dependent on an investment manager's experience and skill than traditional investments. The use of alternative investments may not achieve the desired effect.
●
Asset Allocation Risk: The Fund is subject to asset allocation risk, which is the chance that the selection of underlying funds, and the allocation of assets to them, will cause the Fund to underperform other funds with a similar investment objective.
●
Below-Investment Grade Securities Risk: Below-investment grade securities (i.e., high yield securities or junk bonds) involve greater risks of default, are more volatile than bonds rated investment grade and are inherently speculative. Issuers of these bonds may be more sensitive to economic downturns and may be unable to make timely interest or principal payments. The Fund’s
22 | GuideStone Funds Prospectus

value could be hurt by price declines due to actual or perceived changes in an issuer’s ability to make such payments.
●
Controlling Voting Interest Risk: In accordance with the GuideStone Funds Trust Instrument, GuideStone Financial Resources will, at all times, directly or indirectly own, control or hold with power to vote at least 60% of the outstanding shares of GuideStone Funds. This means that GuideStone Financial Resources will control the vote on any matter that requires the approval of a majority of the outstanding shares of GuideStone Funds.
●
Credit Risk: There is a risk that the issuer of a fixed income investment may fail to pay interest or even principal due in a timely manner or at all. The value of a fixed income security may decline if the security's credit quality, or that of the security's issuer or provider of credit support, is downgraded or credit quality otherwise falls.
●
Currency Risk: Changes in currency exchange rates could adversely impact investment gains or add to investment losses. Currency exchange rates can be affected unpredictably by intervention, or failure to intervene, by U.S. or foreign governments or central banks or by currency controls or political developments in the United States or abroad.
●
Derivatives Risk: Derivatives involve risks different from, and in some respects greater than, those associated with investing directly in securities, currencies or other instruments. Derivatives may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Fund. There may be imperfect correlation between a derivative and the reference instrument underlying the derivative. Derivatives involve counterparty risk, which is the risk that the other party to the derivative will fail to make required payments or otherwise comply with the terms of the derivative. That risk is generally thought to be greater with over-the-counter (OTC) derivatives than with derivatives that are centrally cleared. However, derivatives traded on organized exchanges and/or through clearing organizations involve the possibility that the futures commission merchant or clearing organization will default in the performance of its obligations. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments.
●
Duration Risk: Fixed income securities with longer durations (e.g., greater than seven years) may be more sensitive to interest rate changes, and may be subject to greater interest rate risk. Duration measures the sensitivity of a fixed income security's price to changes in interest rates. The longer a fund’s dollar weighted average duration, the more sensitive that fund will be to interest rate changes as compared to funds with shorter dollar weighted average durations.
●
Emerging Markets Risk: When investing in emerging markets, the risks of investing in foreign securities is heightened. Emerging markets are generally smaller, less developed, less liquid and more volatile than the securities markets of the U.S. and other developed markets. There are also risks of: greater political or economic uncertainties; an economy’s dependence on revenues from particular commodities or on international aid or development assistance; currency transfer restrictions; a limited number of potential buyers for such securities resulting in increased volatility and limited liquidity for emerging market securities; trading suspensions; and delays and disruptions in securities settlement procedures. The governments of emerging market countries may also be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, intervene in the financial markets and/or impose burdensome taxes that could adversely affect security prices. In addition, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. Emerging markets are financial markets in countries with developing economies, where industrialization has commenced and the economy has linkages with the global economy. Generally, emerging markets are located in Latin America, Eastern Europe, and Asia (excluding Japan).
●
Equity Risk: Stocks and other equity securities generally fluctuate in value more than fixed income securities and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles with periods of rising and falling prices. The market value of a stock may fall due to changes in a company’s financial condition as well as general market, economic and political conditions and other factors.
●
Faith-Based Investing Risk: The Fund and the Select Funds invest in accordance with the faith-based investment restrictions of GuideStone Financial Resources. The Fund and the Select Funds may not be able to take advantage of certain investment opportunities due to these restrictions, which may adversely affect investment performance. In evaluating an investment, the Adviser or Sub-Adviser is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could adversely affect the analysis of the factors relevant to a particular investment.
●
Fixed Income Securities Risk: The value of fixed income securities will fluctuate in response to changes in interest rates and other economic factors. When interest rates rise, the prices of fixed income securities fall and vice versa. Recent events in the fixed income market may expose the Fund to heightened interest rate risk and volatility.
GuideStone Funds Prospectus | 23

Following a period of historically low interest rates, the U.S. Federal Reserve raised rates multiple times in an effort to combat inflation in the U.S. economy. Though the Federal Reserve has since lowered interest rates slightly, it is unclear if such lowering will continue. Very low or negative interest rates may impact the yield of the Fund’s investments in fixed income securities and may increase the risk that, if followed by rising interest rates, the Fund’s performance will be negatively impacted. The Fund is subject to the risk that the income generated by its investments in fixed income securities may not keep pace with inflation. Other factors may affect fixed income securities, such as financial conditions of a particular issuer, including its credit standing, and general economic conditions. The yield earned by the Fund will also vary with changes in interest rates and other economic factors.
●
Foreign Securities Risk: Obligations or securities of foreign issuers may be negatively affected by political events, economic conditions or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards, which may increase investment risk. Security values also may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. It may take more time to clear and settle trades involving foreign securities. In addition, securities issued by U.S. entities with substantial foreign operations or holdings can involve risks relating to conditions in foreign countries.
●
Growth Investing Risk: Growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth investing also is subject to the risk that the stock price of one or more companies will fall or will fail to appreciate as anticipated, regardless of movements in the securities market. Growth stocks also tend to be more volatile than value stocks, so in a declining market, their prices may decrease more than value stocks in general.
●
Index Strategy Risk: Index strategies generally involve investing in securities included in an index, or a representative sample of such securities, regardless of market trends. Investments in funds employing an index strategy may not perform as well as investments in actively managed funds that select securities based on economic, financial and market analysis, because the index strategy fund will generally not sell a security if its issuer is in financial trouble, unless that security is removed or is anticipated to be removed from the index. An index strategy fund must pay various expenses, and therefore, its return may differ from the index’s total return, which does not reflect any expenses. Cash flow into and out of a fund, portfolio transaction costs, changes in the securities that comprise the index and the fund’s valuation procedures also may affect an index strategy fund’s performance. For any Select Fund with an index strategy, the fund’s faith-based investment policies and restrictions may prevent the fund from investing in certain securities which comprise the index, which may cause the fund to have lower performance than the index and contribute to a lower correlation between the performance of the fund and the index. Therefore, there can be no assurance that the performance of the index strategy will match that of its benchmark index.
●
Inflation-Indexed Debt Securities Risk: Inflation-indexed debt securities are fixed income securities whose principal value is periodically adjusted according to inflation. Inflation-linked debt securities, including U.S. Treasury inflation-indexed securities, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed debt securities may experience greater losses than other fixed income securities with similar durations. Interest payments on inflation-linked debt securities may be difficult to predict and may vary as the principal and/or interest is adjusted for inflation. In periods of deflation, the Fund may have no income at all from such investments.
●
Market Risk: The Fund’s value will go up and down in response to changes in the market value of its investments, sometimes rapidly and unpredictably. Market value will change due to business developments concerning a particular issuer or industry, as well as general market and economic conditions. Changes in the financial condition of a single issuer can impact the market as a whole. Geopolitical risks, including terrorism, tensions, trade disputes or open conflict between nations, or political or economic dysfunction within some nations that are major players on the world stage or major producers of oil, may lead to instability in world economies and markets, may lead to increased market volatility and may have adverse long-term effects. Local, regional or global events such as the spread of infectious illnesses or other public health issues, recessions, financial institution failures, natural disasters or other events could have a significant impact on the Fund and its investments. In addition, markets and market participants are increasingly reliant upon information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access and similar circumstances may have an adverse impact upon a single issuer, a group of issuers or the market at-large. Additionally, legislative, regulatory or tax developments may affect the investments or investment strategies available to the Adviser in connection with managing the Fund, which may also adversely affect the ability of the Fund to achieve its investment objective.
●
Mortgage- and Asset-Backed Securities Risk: The Fund is subject to the risk that the principal on mortgage- and asset-backed securities held by the Fund will be prepaid, which generally will reduce the yield and market value of these securities. If interest rates fall, the rate of prepayments tends to increase as borrowers are motivated to pay off debt and refinance at new lower rates. Rising
24 | GuideStone Funds Prospectus

interest rates may increase the risk of default by borrowers and tend to extend the duration of these securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, to the extent the Fund holds these types of securities, it may experience additional volatility and losses. This is known as extension risk. Moreover, declines in the credit quality of the issuers of mortgage- and asset-backed securities or instability in the markets for such securities may affect the value and liquidity of such securities, which could result in losses to the Fund. In addition, certain mortgage- and asset-backed securities may include securities backed by pools of loans made to “subprime” borrowers or borrowers with blemished credit histories; the risk of defaults is generally higher in the case of mortgage pools that include such subprime mortgages.
●
Preferred Stock Risk: Preferred stock represents an equity interest in a company that generally entitles the holder to receive dividends and a fixed share of the proceeds from the company’s liquidation. Preferred stock is subject to issuer-specific and market risk applicable generally to equity securities and is also subject to many of the risks associated with debt securities, including interest rate risk. Shareholders may suffer a loss of value if dividends are not paid. In certain situations, an issuer may call or redeem its preferred stock or convert it to common stock. The market prices of preferred stocks are generally more sensitive to actual or perceived changes in the issuer’s financial condition or prospects than are the prices of debt securities.
●
Real Estate Investing Risk: Investments in REITs and other real estate-related company securities will fluctuate due to factors affecting the real estate market, including, among others, interest rates, overbuilding, changes in rental fees, limited diversification and changes in law. In addition, REITs may be affected by changes in the value of the underlying properties they own and may be affected by the quality of any credit they extend. REITs are also dependent upon management skills and are subject to heavy cash flow dependency, defaults by borrowers and self-liquidation.
●
Risk of Investing in Underlying Funds: Because the Fund indirectly pays a portion of the expenses incurred by the Select Funds in which it invests, in addition to paying its own expenses, the overall cost of investing in the Fund may be higher than investing in the individual Select Funds directly. The Fund’s risks will directly correspond to the risks of the underlying funds in which it invests, and the selection of the underlying funds and the allocation of the Fund’s assets among the various asset classes could cause the Fund to underperform compared to other funds with a similar investment objective.
●
Small Capitalization Companies Risk: An investment in a smaller company may be more volatile and less liquid than an investment in a larger company. Small companies generally are more sensitive to adverse business and economic conditions than larger, more established companies. Small companies may have limited financial resources, management experience, markets and product diversification.
●
U.S. Government Securities Risk: Not all obligations of U.S. government agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some are backed by a right to borrow from the U.S. Treasury, while others are backed only by the credit of the issuing agency or instrumentality. Accordingly, these securities carry at least some risk of non-payment. It is possible that issuers of U.S. government securities will not have the funds to meet their payment obligations in the future.
●
Value Investing Risk: There is a risk that value-oriented investments may not perform as well as the rest of the stock market as a whole. Value stocks may remain undervalued or may decrease in value during a given period or may not ever realize what the investment manager believes to be their full value.
Performance
The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s Investor Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s Investor Class returns, both before and after taxes, and the Fund’s Institutional Class returns, before taxes, averaged over certain periods of time, compare to the performance of a broad-based securities market index, the MSCI ACWI (All Country World Index) Index - Net, during the same periods. In addition, the Bloomberg US Treasury 1-3 Year Index, Bloomberg US Aggregate Bond Index, Russell 3000® Index and MSCI ACWI (All Country World Index) ex USA Index - Net are provided to show how the Fund’s performance compares with the returns of other securities market indexes that reflect market sectors in which the Fund invests, during the same periods. The performance of each index is shown for the same periods as shown for the performance of the Investor Class.
The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Prior to January 12, 2018, the Fund had a different glide path and, therefore, asset class allocations. Updated performance information is available on the GuideStone Funds’ website at GuideStoneFunds.com or by calling 1-888-GS-FUNDS (1-888-473-8637).
GuideStone Funds Prospectus | 25

Investor Class Annual Total Returns years ended 12/31

30%
20%
10%
0%
-10%
-20%
(4.30)%
8.38%
18.54%
(6.79)%
22.16%
12.90%
13.04%
(16.46)%
15.82%
11.46%
2015
2016
2017
2018
2019
2020
2021
2022
2023
2024

Best Quarter:	15.22%	6/30/2020
Worst Quarter:	(16.44)%	3/31/2020

Average Annual Total Returns as of 12/31/24

	One Year	Five Years	Ten Years	Since Inception	Inception Date
Investor Class before taxes	11.46%	6.60%	6.78%	5.56%	12/29/2006
Investor Class after taxes on distributions(1)	9.37%	5.13%	5.09%	4.26%
Investor Class after taxes on distributions and sale of Fund shares(1)	7.74%	4.87%	4.94%	4.11%
Institutional Class before taxes	11.83%	6.89%	N/A	7.80%	05/01/2017
MSCI ACWI (All Country World Index) Index - Net(2) (reflects no deduction for fees, expenses or taxes)	17.49%	10.06%	9.23%	6.78%
Bloomberg US Treasury 1-3 Year Index (reflects no deduction for fees, expenses or taxes)	4.03%	1.36%	1.38%	1.87%
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	1.25%	(0.33)%	1.35%	2.97%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	23.81%	13.86%	12.55%	10.15%
MSCI ACWI (All Country World Index) ex USA Index - Net (reflects no deduction for fees, expenses or taxes)	5.53%	4.10%	4.80%	3.27%
(1)
After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-advantaged arrangements, such as 403(b) plans, 401(k) plans or individual retirement accounts (IRAs). After tax returns are shown only for the Investor Class and after tax returns for the Institutional Class will vary.
(2)
Effective December 31, 2024, the Fund incorporated this broad-based securities market index in connection with new regulatory requirements.
26 | GuideStone Funds Prospectus

Management
Investment Adviser and Portfolio Managers
GuideStone Capital Management, LLC

Joshua Chastant Vice President – Portfolio Management	Since January 2024

Brandon Pizzurro President and Chief Investment Officer	Since April 2019
Sub-Adviser and Portfolio Managers
Parametric Portfolio Associates LLC
Richard Fong, CFA Managing Director of Investment Strategy	Since November 2020
Jennifer Mihara Managing Director, Equity Research	Since July 2024
Zach Olsen, CFA Senior Portfolio Manager	Since May 2022
James Reber(1) Managing Director, Portfolio Management	Since May 2022

(1)
Effective August 1, 2025, James Reber will retire and will no longer serve as a portfolio manager to the Fund.
Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries
For important information about purchase and sale of Fund shares, tax information and financial intermediary compensation, please refer to “Summary of Other Important Fund Information” beginning on page 181.
GuideStone Funds Prospectus | 27

GuideStone Funds MyDestination 2045 Fund	Institutional GMYYX
Investor GMFZX
Investment Objective
The MyDestination 2045 Fund seeks the highest total return over time consistent with its asset mix. Total return includes capital appreciation and income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the MyDestination 2045 Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Investor Class
Management fee	0.10%	0.10%
Other expenses	0.03%	0.28%
Acquired fund fees and expenses(1)	0.32%	0.32%
Total annual Fund operating expenses	0.45%	0.70%
(1)
Acquired fund fees and expenses have been restated to reflect estimated expenses for the current fiscal year based on the Fund’s target allocation among the underlying funds.

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The expense example shows the impact of fee reimbursements or repayments only for the first year and is calculated assuming total annual Fund operating expenses, prior to reimbursements or repayments, for all other periods. Finally, the example assumes that all dividends and other distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	Institutional Class	Investor Class
1 Year	$46	$72
3 Years	$144	$224
5 Years	$252	$390
10 Years	$567	$871

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the total annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 17% of the average value of its portfolio.
28 | GuideStone Funds Prospectus

Principal Investment Strategies
●
The Fund pursues its objective by investing primarily in a diversified portfolio of GuideStone Funds Select Funds (“Select Funds”) that represent various asset classes. The Fund is managed to the specific retirement year included in its name (“Target Date”) and assumes a retirement age of 65. The Target Date refers to the approximate year an investor in the Fund would plan to retire and likely stop making new investments in the Fund. The Fund is designed for an investor who anticipates retiring at or near the Target Date and who plans to withdraw the value of the account in the Fund gradually after retirement. However, if an investor retires significantly earlier or later than age 65, the Fund may not be an appropriate investment even if the investor retires on or near the Fund’s Target Date.
●
Over time, the allocation to the asset classes will change according to a predetermined “glide path” shown in the chart below. The glide path adjusts the percentage of fixed income securities and the percentage of equity securities to become more conservative each year until approximately 15 years after the Target Date. The Fund is not designed for a lump sum redemption at the retirement date. The Fund pursues the maximum amount of capital growth consistent with a reasonable amount of risk during an investor’s pre-retirement years and is intended to serve as a post-retirement investment vehicle with allocations designed to support an income stream during retirement along with some portfolio growth that exceeds inflation. The Fund does not guarantee a particular level of income through retirement.
●
The Adviser uses the following glide path to allocate the Fund’s assets.

Target Date Funds
Glide Path
MyDestination 2045 Fund
Percent
100
95
90
85
80
75
70
65
60
55
50
45
40
35
30
25
20
15
10
5
0
Equities
Fixed Income
Real Assets
Alternatives
-45
-40
-35
-30
-25
-20
-15
-10
-5
0
5
10
15
Years To / From Retirement

●
At the Target Date, the Fund’s allocation to equities will be approximately 49% of its assets. The Fund’s exposure to equities will continue to decline until approximately 15 years after its Target Date, when its allocation to equities will remain fixed at approximately 31% of its assets and the majority of the remainder will be invested in fixed income securities with allocations to real assets and alternative investments.
●
The asset classes in which the Fund may invest through the Select Funds generally are divided into:
●
Equity securities (such as common and preferred stock of U.S. companies and foreign companies, including those located in developed and emerging markets, of any sizes and employing both growth and value investment styles);
●
Fixed income securities (such as debt instruments issued by the U.S. government and its agencies and instrumentalities and foreign governments, mortgage- and asset-backed securities, domestic and foreign investment grade securities and below-investment grade securities (i.e., high yield securities or junk bonds) and short-term investments such as money market instruments);
●
Real assets (such as inflation-indexed bonds, real estate-related securities and equity securities of real estate investment trusts (“REITs”)); and
GuideStone Funds Prospectus | 29

●
Alternative investments and investment strategies with lower correlation to equity and fixed income markets (such as long-short equity strategies that employ short sales of stocks, options equity strategies, currency trading strategies, global macro strategies, relative value strategies, opportunistic fixed income strategies and/or strategies that invest in below-investment grade securities (i.e., high yield securities or junk bonds) and emerging market debt securities). These strategies employ derivative instruments such as options (e.g., equity index options), forwards (e.g., currency exchange contracts), swaps and futures.
●
The Fund is not limited with respect to the maturity, duration or credit quality of the fixed income securities in which it invests.
●
As part of its allocation to the equities asset class, the Fund may invest in Select Funds that employ an index strategy, which seeks to provide investment results approximating the returns of a specified index.
●
The Adviser establishes the asset mix of the Fund based on the Target Date and selects the underlying investments in which to invest using its proprietary investment process, which is based on fundamental research regarding the investment characteristics of each asset class and the underlying Select Funds, as well as its outlook for the economy and financial markets.
●
The allocations shown in the glide path are referred to as “neutral” allocations because they do not reflect any tactical decisions by the Adviser to overweight or underweight a particular asset class based on its market outlook. Allocations generally are not expected to vary from those shown by more than plus or minus 10 percentage points. For example, an allocation of 20% to an asset class could vary between 10% and 30%. Although the Adviser will not generally vary beyond the 10 percentage point allocation range, the Adviser may at times determine in light of market and economic conditions that this range should be exceeded to protect the Fund or help achieve its objective. The Adviser may change the asset allocations and may add or eliminate new or existing Select Funds without shareholder approval.
●
The Fund will rebalance its assets from time to time to adjust for changes in the values of the underlying Select Funds and changes to the allocation targets.
●
In accordance with the Adviser’s Christian values, the Fund and the Select Funds do not invest in any company that is publicly recognized (as determined by GuideStone Financial Resources of the Southern Baptist Convention (“GuideStone Financial Resources”)) for offering products or services that are incompatible with the Christian values of GuideStone Financial Resources, including, but not limited to, those involving abortion, sexual immorality, alcohol, tobacco or gambling.
Principal Investment Risks
An investment in the Fund involves risks that can significantly affect the Fund’s performance, including the risk of investing in Underlying Funds, Faith-Based Investing Risk, Equity Risk, Fixed Income Securities Risk and Index Strategy Risk. Descriptions of these and other principal risks of investing in the Fund are provided below. Unless otherwise noted, these risks include those that may directly or indirectly affect the Fund through its investments in the Select Funds. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
●
The Fund’s value will go up and down in response to changes in the share prices of the Select Funds that it owns. Shareholders should consider that no Target Date Fund is intended as a complete retirement program and there is no guarantee that any single fund will provide sufficient retirement income at or through retirement. The adequacy of an investor's account at or after the Target Date will depend on a variety of factors, including the amount of money invested in the Fund, the length of time the investment was held and the Fund's return over time. There is no guarantee that the Fund’s investments will increase in value. Therefore, it is possible to lose money by investing in the Fund including losses near, at or after the Target Date.
●
Alternative Investments Risk: Alternative investments use a different approach to investing than do traditional investments (i.e., stocks, bonds and cash) and the performance of alternative investments is not expected to correlate closely with more traditional investments; however, it is possible that alternative investments will decline in value along with equity or fixed income markets, or both, or that they may not otherwise perform as expected. Alternative investments may have different characteristics and risks than do traditional investments; can be highly volatile; are often less liquid, particularly in periods of stress; are generally more complex and less transparent; and may have more complicated tax profiles than traditional investments. In addition, the performance of alternative investments may be more dependent on an investment manager's experience and skill than traditional investments. The use of alternative investments may not achieve the desired effect.
●
Asset Allocation Risk: The Fund is subject to asset allocation risk, which is the chance that the selection of underlying funds, and the allocation of assets to them, will cause the Fund to underperform other funds with a similar investment objective.
●
Below-Investment Grade Securities Risk: Below-investment grade securities (i.e., high yield securities or junk bonds) involve greater risks of default, are more volatile than bonds rated investment grade and are inherently speculative. Issuers of these bonds may be more sensitive to economic downturns and may be unable to make timely interest or principal payments. The Fund’s
30 | GuideStone Funds Prospectus

value could be hurt by price declines due to actual or perceived changes in an issuer’s ability to make such payments.
●
Controlling Voting Interest Risk: In accordance with the GuideStone Funds Trust Instrument, GuideStone Financial Resources will, at all times, directly or indirectly own, control or hold with power to vote at least 60% of the outstanding shares of GuideStone Funds. This means that GuideStone Financial Resources will control the vote on any matter that requires the approval of a majority of the outstanding shares of GuideStone Funds.
●
Credit Risk: There is a risk that the issuer of a fixed income investment may fail to pay interest or even principal due in a timely manner or at all. The value of a fixed income security may decline if the security's credit quality, or that of the security's issuer or provider of credit support, is downgraded or credit quality otherwise falls.
●
Currency Risk: Changes in currency exchange rates could adversely impact investment gains or add to investment losses. Currency exchange rates can be affected unpredictably by intervention, or failure to intervene, by U.S. or foreign governments or central banks or by currency controls or political developments in the United States or abroad.
●
Derivatives Risk: Derivatives involve risks different from, and in some respects greater than, those associated with investing directly in securities, currencies or other instruments. Derivatives may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Fund. There may be imperfect correlation between a derivative and the reference instrument underlying the derivative. Derivatives involve counterparty risk, which is the risk that the other party to the derivative will fail to make required payments or otherwise comply with the terms of the derivative. That risk is generally thought to be greater with over-the-counter (OTC) derivatives than with derivatives that are centrally cleared. However, derivatives traded on organized exchanges and/or through clearing organizations involve the possibility that the futures commission merchant or clearing organization will default in the performance of its obligations. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments.
●
Duration Risk: Fixed income securities with longer durations (e.g., greater than seven years) may be more sensitive to interest rate changes, and may be subject to greater interest rate risk. Duration measures the sensitivity of a fixed income security's price to changes in interest rates. The longer a fund’s dollar weighted average duration, the more sensitive that fund will be to interest rate changes as compared to funds with shorter dollar weighted average durations.
●
Emerging Markets Risk: When investing in emerging markets, the risks of investing in foreign securities is heightened. Emerging markets are generally smaller, less developed, less liquid and more volatile than the securities markets of the U.S. and other developed markets. There are also risks of: greater political or economic uncertainties; an economy’s dependence on revenues from particular commodities or on international aid or development assistance; currency transfer restrictions; a limited number of potential buyers for such securities resulting in increased volatility and limited liquidity for emerging market securities; trading suspensions; and delays and disruptions in securities settlement procedures. The governments of emerging market countries may also be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, intervene in the financial markets and/or impose burdensome taxes that could adversely affect security prices. In addition, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. Emerging markets are financial markets in countries with developing economies, where industrialization has commenced and the economy has linkages with the global economy. Generally, emerging markets are located in Latin America, Eastern Europe, and Asia (excluding Japan).
●
Equity Risk: Stocks and other equity securities generally fluctuate in value more than fixed income securities and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles with periods of rising and falling prices. The market value of a stock may fall due to changes in a company’s financial condition as well as general market, economic and political conditions and other factors.
●
Faith-Based Investing Risk: The Fund and the Select Funds invest in accordance with the faith-based investment restrictions of GuideStone Financial Resources. The Fund and the Select Funds may not be able to take advantage of certain investment opportunities due to these restrictions, which may adversely affect investment performance. In evaluating an investment, the Adviser or Sub-Adviser is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could adversely affect the analysis of the factors relevant to a particular investment.
●
Fixed Income Securities Risk: The value of fixed income securities will fluctuate in response to changes in interest rates and other economic factors. When interest rates rise, the prices of fixed income securities fall and vice versa. Recent events in the fixed income market may expose the Fund to heightened interest rate risk and volatility.
GuideStone Funds Prospectus | 31

Following a period of historically low interest rates, the U.S. Federal Reserve raised rates multiple times in an effort to combat inflation in the U.S. economy. Though the Federal Reserve has since lowered interest rates slightly, it is unclear if such lowering will continue. Very low or negative interest rates may impact the yield of the Fund’s investments in fixed income securities and may increase the risk that, if followed by rising interest rates, the Fund’s performance will be negatively impacted. The Fund is subject to the risk that the income generated by its investments in fixed income securities may not keep pace with inflation. Other factors may affect fixed income securities, such as financial conditions of a particular issuer, including its credit standing, and general economic conditions. The yield earned by the Fund will also vary with changes in interest rates and other economic factors.
●
Foreign Securities Risk: Obligations or securities of foreign issuers may be negatively affected by political events, economic conditions or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards, which may increase investment risk. Security values also may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. It may take more time to clear and settle trades involving foreign securities. In addition, securities issued by U.S. entities with substantial foreign operations or holdings can involve risks relating to conditions in foreign countries.
●
Growth Investing Risk: Growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth investing also is subject to the risk that the stock price of one or more companies will fall or will fail to appreciate as anticipated, regardless of movements in the securities market. Growth stocks also tend to be more volatile than value stocks, so in a declining market, their prices may decrease more than value stocks in general.
●
Index Strategy Risk: Index strategies generally involve investing in securities included in an index, or a representative sample of such securities, regardless of market trends. Investments in funds employing an index strategy may not perform as well as investments in actively managed funds that select securities based on economic, financial and market analysis, because the index strategy fund will generally not sell a security if its issuer is in financial trouble, unless that security is removed or is anticipated to be removed from the index. An index strategy fund must pay various expenses, and therefore, its return may differ from the index’s total return, which does not reflect any expenses. Cash flow into and out of a fund, portfolio transaction costs, changes in the securities that comprise the index and the fund’s valuation procedures also may affect an index strategy fund’s performance. For any Select Fund with an index strategy, the fund’s faith-based investment policies and restrictions may prevent the fund from investing in certain securities which comprise the index, which may cause the fund to have lower performance than the index and contribute to a lower correlation between the performance of the fund and the index. Therefore, there can be no assurance that the performance of the index strategy will match that of its benchmark index.
●
Inflation-Indexed Debt Securities Risk: Inflation-indexed debt securities are fixed income securities whose principal value is periodically adjusted according to inflation. Inflation-linked debt securities, including U.S. Treasury inflation-indexed securities, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed debt securities may experience greater losses than other fixed income securities with similar durations. Interest payments on inflation-linked debt securities may be difficult to predict and may vary as the principal and/or interest is adjusted for inflation. In periods of deflation, the Fund may have no income at all from such investments.
●
Market Risk: The Fund’s value will go up and down in response to changes in the market value of its investments, sometimes rapidly and unpredictably. Market value will change due to business developments concerning a particular issuer or industry, as well as general market and economic conditions. Changes in the financial condition of a single issuer can impact the market as a whole. Geopolitical risks, including terrorism, tensions, trade disputes or open conflict between nations, or political or economic dysfunction within some nations that are major players on the world stage or major producers of oil, may lead to instability in world economies and markets, may lead to increased market volatility and may have adverse long-term effects. Local, regional or global events such as the spread of infectious illnesses or other public health issues, recessions, financial institution failures, natural disasters or other events could have a significant impact on the Fund and its investments. In addition, markets and market participants are increasingly reliant upon information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access and similar circumstances may have an adverse impact upon a single issuer, a group of issuers or the market at-large. Additionally, legislative, regulatory or tax developments may affect the investments or investment strategies available to the Adviser in connection with managing the Fund, which may also adversely affect the ability of the Fund to achieve its investment objective.
●
Mortgage- and Asset-Backed Securities Risk: The Fund is subject to the risk that the principal on mortgage- and asset-backed securities held by the Fund will be prepaid, which generally will reduce the yield and market value of these securities. If interest rates fall, the rate of prepayments tends to increase as borrowers are motivated to pay off debt and refinance at new lower rates. Rising
32 | GuideStone Funds Prospectus

interest rates may increase the risk of default by borrowers and tend to extend the duration of these securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, to the extent the Fund holds these types of securities, it may experience additional volatility and losses. This is known as extension risk. Moreover, declines in the credit quality of the issuers of mortgage- and asset-backed securities or instability in the markets for such securities may affect the value and liquidity of such securities, which could result in losses to the Fund. In addition, certain mortgage- and asset-backed securities may include securities backed by pools of loans made to “subprime” borrowers or borrowers with blemished credit histories; the risk of defaults is generally higher in the case of mortgage pools that include such subprime mortgages.
●
Preferred Stock Risk: Preferred stock represents an equity interest in a company that generally entitles the holder to receive dividends and a fixed share of the proceeds from the company’s liquidation. Preferred stock is subject to issuer-specific and market risk applicable generally to equity securities and is also subject to many of the risks associated with debt securities, including interest rate risk. Shareholders may suffer a loss of value if dividends are not paid. In certain situations, an issuer may call or redeem its preferred stock or convert it to common stock. The market prices of preferred stocks are generally more sensitive to actual or perceived changes in the issuer’s financial condition or prospects than are the prices of debt securities.
●
Real Estate Investing Risk: Investments in REITs and other real estate-related company securities will fluctuate due to factors affecting the real estate market, including, among others, interest rates, overbuilding, changes in rental fees, limited diversification and changes in law. In addition, REITs may be affected by changes in the value of the underlying properties they own and may be affected by the quality of any credit they extend. REITs are also dependent upon management skills and are subject to heavy cash flow dependency, defaults by borrowers and self-liquidation.
●
Risk of Investing in Underlying Funds: Because the Fund indirectly pays a portion of the expenses incurred by the Select Funds in which it invests, in addition to paying its own expenses, the overall cost of investing in the Fund may be higher than investing in the individual Select Funds directly. The Fund’s risks will directly correspond to the risks of the underlying funds in which it invests, and the selection of the underlying funds and the allocation of the Fund’s assets among the various asset classes could cause the Fund to underperform compared to other funds with a similar investment objective.
●
Small Capitalization Companies Risk: An investment in a smaller company may be more volatile and less liquid than an investment in a larger company. Small companies generally are more sensitive to adverse business and economic conditions than larger, more established companies. Small companies may have limited financial resources, management experience, markets and product diversification.
●
U.S. Government Securities Risk: Not all obligations of U.S. government agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some are backed by a right to borrow from the U.S. Treasury, while others are backed only by the credit of the issuing agency or instrumentality. Accordingly, these securities carry at least some risk of non-payment. It is possible that issuers of U.S. government securities will not have the funds to meet their payment obligations in the future.
●
Value Investing Risk: There is a risk that value-oriented investments may not perform as well as the rest of the stock market as a whole. Value stocks may remain undervalued or may decrease in value during a given period or may not ever realize what the investment manager believes to be their full value.
Performance
The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s Investor Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s Investor Class returns, both before and after taxes, and the Fund’s Institutional Class returns, before taxes, averaged over certain periods of time, compare to the performance of a broad-based securities market index, the MSCI ACWI (All Country World Index) Index - Net, during the same periods. In addition, the Bloomberg US Treasury 1-3 Year Index, Bloomberg US Aggregate Bond Index, Russell 3000® Index and MSCI ACWI (All Country World Index) ex USA Index - Net are provided to show how the Fund’s performance compares with the returns of other securities market indexes that reflect market sectors in which the Fund invests, during the same periods. The performance of each index is shown for the same periods as shown for the performance of the Investor Class.
The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Prior to January 12, 2018, the Fund had a different glide path and, therefore, asset class allocations. Updated performance information is available on the GuideStone Funds’ website at GuideStoneFunds.com or by calling 1-888-GS-FUNDS (1-888-473-8637).
GuideStone Funds Prospectus | 33

Investor Class Annual Total Returns years ended 12/31

30%
20%
10%
0%
-10%
-20%
(4.46)%
8.45%
20.90%
(7.73)%
24.24%
13.80%
16.26%
(17.38)%
18.69%
14.19%
2015
2016
2017
2018
2019
2020
2021
2022
2023
2024

Best Quarter:	17.00%	6/30/2020
Worst Quarter:	(18.95)%	3/31/2020

Average Annual Total Returns as of 12/31/24

	One Year	Five Years	Ten Years	Since Inception	Inception Date
Investor Class before taxes	14.19%	8.18%	7.84%	6.04%	12/29/2006
Investor Class after taxes on distributions(1)	12.53%	6.90%	6.22%	4.74%
Investor Class after taxes on distributions and sale of Fund shares(1)	9.33%	6.21%	5.84%	4.51%
Institutional Class before taxes	14.52%	8.45%	N/A	9.10%	05/01/2017
MSCI ACWI (All Country World Index) Index - Net(2) (reflects no deduction for fees, expenses or taxes)	17.49%	10.06%	9.23%	6.78%
Bloomberg US Treasury 1-3 Year Index (reflects no deduction for fees, expenses or taxes)	4.03%	1.36%	1.38%	1.87%
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	1.25%	(0.33)%	1.35%	2.97%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	23.81%	13.86%	12.55%	10.15%
MSCI ACWI (All Country World Index) ex USA Index - Net (reflects no deduction for fees, expenses or taxes)	5.53%	4.10%	4.80%	3.27%
(1)
After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-advantaged arrangements, such as 403(b) plans, 401(k) plans or individual retirement accounts (IRAs). After tax returns are shown only for the Investor Class and after tax returns for the Institutional Class will vary.
(2)
Effective December 31, 2024, the Fund incorporated this broad-based securities market index in connection with new regulatory requirements.
34 | GuideStone Funds Prospectus

Management
Investment Adviser and Portfolio Managers
GuideStone Capital Management, LLC

Joshua Chastant Vice President – Portfolio Management	Since January 2024

Brandon Pizzurro President and Chief Investment Officer	Since April 2019
Sub-Adviser and Portfolio Managers
Parametric Portfolio Associates LLC
Richard Fong, CFA Managing Director of Investment Strategy	Since November 2020
Jennifer Mihara Managing Director, Equity Research	Since July 2024
Zach Olsen, CFA Senior Portfolio Manager	Since May 2022
James Reber(1) Managing Director, Portfolio Management	Since May 2022

(1)
Effective August 1, 2025, James Reber will retire and will no longer serve as a portfolio manager to the Fund.
Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries
For important information about purchase and sale of Fund shares, tax information and financial intermediary compensation, please refer to “Summary of Other Important Fund Information” beginning on page 181.
GuideStone Funds Prospectus | 35

GuideStone Funds MyDestination 2055 Fund	Institutional GMGYX
Investor GMGZX
Investment Objective
The MyDestination 2055 Fund seeks the highest total return over time consistent with its asset mix. Total return includes capital appreciation and income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the MyDestination 2055 Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Investor Class
Management fee	0.10%	0.10%
Other expenses	0.05%	0.31%
Acquired fund fees and expenses	0.31%	0.31%
Total annual Fund operating expenses	0.46%	0.72%
Fee reimbursement(1)	(0.01)%	—
Total annual Fund operating expenses (after fee reimbursement)	0.45%	0.72%
(1)
The Adviser has agreed to reimburse expenses to the extent needed to limit total annual operating expenses (excluding extraordinary expenses) to 0.45% for the Institutional Class and 0.75% for the Investor Class (the “Expense Limitation”). This Expense Limitation applies to Fund operating expenses only and will remain in place until April 30, 2026. If expenses fall below the levels noted above within three years from the date on which the Adviser made such reimbursement, the Fund may repay the Adviser so long as the repayment does not cause the Fund to exceed the Expense Limitation on the date on which: (i) the expenses were reimbursed; or (ii) the repayment would be made, whichever is lower. The contractual Expense Limitation can only be terminated by the Board of Directors of GuideStone Funds.

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The expense example shows the impact of fee reimbursements or repayments only for the first year and is calculated assuming total annual Fund operating expenses, prior to reimbursements or repayments, for all other periods. Finally, the example assumes that all dividends and other distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	Institutional Class	Investor Class
1 Year	$46	$74
3 Years	$147	$230
5 Years	$257	$401
10 Years	$578	$894

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the total annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 15% of the average value of its portfolio.
36 | GuideStone Funds Prospectus

Principal Investment Strategies
●
The Fund pursues its objective by investing primarily in a diversified portfolio of GuideStone Funds Select Funds (“Select Funds”) that represent various asset classes. The Fund is managed to the specific retirement year included in its name (“Target Date”) and assumes a retirement age of 65. The Target Date refers to the approximate year an investor in the Fund would plan to retire and likely stop making new investments in the Fund. The Fund is designed for an investor who anticipates retiring at or near the Target Date and who plans to withdraw the value of the account in the Fund gradually after retirement. However, if an investor retires significantly earlier or later than age 65, the Fund may not be an appropriate investment even if the investor retires on or near the Fund’s Target Date.
●
Over time, the allocation to the asset classes will change according to a predetermined “glide path” shown in the chart below. The glide path adjusts the percentage of fixed income securities and the percentage of equity securities to become more conservative each year until approximately 15 years after the Target Date. The Fund is not designed for a lump sum redemption at the retirement date. The Fund pursues the maximum amount of capital growth consistent with a reasonable amount of risk during an investor’s pre-retirement years and is intended to serve as a post-retirement investment vehicle with allocations designed to support an income stream during retirement along with some portfolio growth that exceeds inflation. The Fund does not guarantee a particular level of income through retirement.
●
The Adviser uses the following glide path to allocate the Fund’s assets.

Target Date Funds
Glide Path
MyDestination 2055 Fund
Percent
100
95
90
85
80
75
70
65
60
55
50
45
40
35
30
25
20
15
10
5
0
Equities
Fixed Income
Real Assets
Alternatives
-45
-40
-35
-30
-25
-20
-15
-10
-5
0
5
10
15
Years To / From Retirement

●
At the Target Date, the Fund’s allocation to equities will be approximately 49% of its assets. The Fund’s exposure to equities will continue to decline until approximately 15 years after its Target Date, when its allocation to equities will remain fixed at approximately 31% of its assets and the majority of the remainder will be invested in fixed income securities with allocations to real assets and alternative investments.
●
The asset classes in which the Fund may invest through the Select Funds generally are divided into:
●
Equity securities (such as common and preferred stock of U.S. companies and foreign companies, including those located in developed and emerging markets, of any sizes and employing both growth and value investment styles);
●
Fixed income securities (such as debt instruments issued by the U.S. government and its agencies and instrumentalities and foreign governments, mortgage- and asset-backed securities, domestic and foreign investment grade securities and below-investment grade securities (i.e., high yield securities or junk bonds) and short-term investments such as money market instruments);
●
Real assets (such as inflation-indexed bonds, real estate-related securities and equity securities of real estate investment trusts (“REITs”)); and
GuideStone Funds Prospectus | 37

●
Alternative investments and investment strategies with lower correlation to equity and fixed income markets (such as long-short equity strategies that employ short sales of stocks, options equity strategies, currency trading strategies, global macro strategies, relative value strategies, opportunistic fixed income strategies and/or strategies that invest in below-investment grade securities (i.e., high yield securities or junk bonds) and emerging market debt securities). These strategies employ derivative instruments such as options (e.g., equity index options), forwards (e.g., currency exchange contracts), swaps and futures.
●
The Fund is not limited with respect to the maturity, duration or credit quality of the fixed income securities in which it invests.
●
As part of its allocation to the equities asset class, the Fund may invest in Select Funds that employ an index strategy, which seeks to provide investment results approximating the returns of a specified index.
●
The Adviser establishes the asset mix of the Fund based on the Target Date and selects the underlying investments in which to invest using its proprietary investment process, which is based on fundamental research regarding the investment characteristics of each asset class and the underlying Select Funds, as well as its outlook for the economy and financial markets.
●
The allocations shown in the glide path are referred to as “neutral” allocations because they do not reflect any tactical decisions by the Adviser to overweight or underweight a particular asset class based on its market outlook. Allocations generally are not expected to vary from those shown by more than plus or minus 10 percentage points. For example, an allocation of 20% to an asset class could vary between 10% and 30%. Although the Adviser will not generally vary beyond the 10 percentage point allocation range, the Adviser may at times determine in light of market and economic conditions that this range should be exceeded to protect the Fund or help achieve its objective. The Adviser may change the asset allocations and may add or eliminate new or existing Select Funds without shareholder approval.
●
The Fund will rebalance its assets from time to time to adjust for changes in the values of the underlying Select Funds and changes to the allocation targets.
●
In accordance with the Adviser’s Christian values, the Fund and the Select Funds do not invest in any company that is publicly recognized (as determined by GuideStone Financial Resources of the Southern Baptist Convention (“GuideStone Financial Resources”)) for offering products or services that are incompatible with the Christian values of GuideStone Financial Resources, including, but not limited to, those involving abortion, sexual immorality, alcohol, tobacco or gambling.
Principal Investment Risks
An investment in the Fund involves risks that can significantly affect the Fund’s performance, including the risk of investing in Underlying Funds, Faith-Based Investing Risk, Equity Risk, Fixed Income Securities Risk and Index Strategy Risk. Descriptions of these and other principal risks of investing in the Fund are provided below. Unless otherwise noted, these risks include those that may directly or indirectly affect the Fund through its investments in the Select Funds. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
●
The Fund’s value will go up and down in response to changes in the share prices of the Select Funds that it owns. Shareholders should consider that no Target Date Fund is intended as a complete retirement program and there is no guarantee that any single fund will provide sufficient retirement income at or through retirement. The adequacy of an investor's account at or after the Target Date will depend on a variety of factors, including the amount of money invested in the Fund, the length of time the investment was held and the Fund's return over time. There is no guarantee that the Fund’s investments will increase in value. Therefore, it is possible to lose money by investing in the Fund including losses near, at or after the Target Date.
●
Alternative Investments Risk: Alternative investments use a different approach to investing than do traditional investments (i.e., stocks, bonds and cash) and the performance of alternative investments is not expected to correlate closely with more traditional investments; however, it is possible that alternative investments will decline in value along with equity or fixed income markets, or both, or that they may not otherwise perform as expected. Alternative investments may have different characteristics and risks than do traditional investments; can be highly volatile; are often less liquid, particularly in periods of stress; are generally more complex and less transparent; and may have more complicated tax profiles than traditional investments. In addition, the performance of alternative investments may be more dependent on an investment manager's experience and skill than traditional investments. The use of alternative investments may not achieve the desired effect.
●
Asset Allocation Risk: The Fund is subject to asset allocation risk, which is the chance that the selection of underlying funds, and the allocation of assets to them, will cause the Fund to underperform other funds with a similar investment objective.
●
Below-Investment Grade Securities Risk: Below-investment grade securities (i.e., high yield securities or junk bonds) involve greater risks of default, are more volatile than bonds rated investment grade and are inherently speculative. Issuers of these bonds may be more sensitive to economic downturns and may be unable to make timely interest or principal payments. The Fund’s
38 | GuideStone Funds Prospectus

value could be hurt by price declines due to actual or perceived changes in an issuer’s ability to make such payments.
●
Controlling Voting Interest Risk: In accordance with the GuideStone Funds Trust Instrument, GuideStone Financial Resources will, at all times, directly or indirectly own, control or hold with power to vote at least 60% of the outstanding shares of GuideStone Funds. This means that GuideStone Financial Resources will control the vote on any matter that requires the approval of a majority of the outstanding shares of GuideStone Funds.
●
Credit Risk: There is a risk that the issuer of a fixed income investment may fail to pay interest or even principal due in a timely manner or at all. The value of a fixed income security may decline if the security's credit quality, or that of the security's issuer or provider of credit support, is downgraded or credit quality otherwise falls.
●
Currency Risk: Changes in currency exchange rates could adversely impact investment gains or add to investment losses. Currency exchange rates can be affected unpredictably by intervention, or failure to intervene, by U.S. or foreign governments or central banks or by currency controls or political developments in the United States or abroad.
●
Derivatives Risk: Derivatives involve risks different from, and in some respects greater than, those associated with investing directly in securities, currencies or other instruments. Derivatives may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Fund. There may be imperfect correlation between a derivative and the reference instrument underlying the derivative. Derivatives involve counterparty risk, which is the risk that the other party to the derivative will fail to make required payments or otherwise comply with the terms of the derivative. That risk is generally thought to be greater with over-the-counter (OTC) derivatives than with derivatives that are centrally cleared. However, derivatives traded on organized exchanges and/or through clearing organizations involve the possibility that the futures commission merchant or clearing organization will default in the performance of its obligations. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments.
●
Duration Risk: Fixed income securities with longer durations (e.g., greater than seven years) may be more sensitive to interest rate changes, and may be subject to greater interest rate risk. Duration measures the sensitivity of a fixed income security's price to changes in interest rates. The longer a fund’s dollar weighted average duration, the more sensitive that fund will be to interest rate changes as compared to funds with shorter dollar weighted average durations.
●
Emerging Markets Risk: When investing in emerging markets, the risks of investing in foreign securities is heightened. Emerging markets are generally smaller, less developed, less liquid and more volatile than the securities markets of the U.S. and other developed markets. There are also risks of: greater political or economic uncertainties; an economy’s dependence on revenues from particular commodities or on international aid or development assistance; currency transfer restrictions; a limited number of potential buyers for such securities resulting in increased volatility and limited liquidity for emerging market securities; trading suspensions; and delays and disruptions in securities settlement procedures. The governments of emerging market countries may also be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, intervene in the financial markets and/or impose burdensome taxes that could adversely affect security prices. In addition, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. Emerging markets are financial markets in countries with developing economies, where industrialization has commenced and the economy has linkages with the global economy. Generally, emerging markets are located in Latin America, Eastern Europe, and Asia (excluding Japan).
●
Equity Risk: Stocks and other equity securities generally fluctuate in value more than fixed income securities and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles with periods of rising and falling prices. The market value of a stock may fall due to changes in a company’s financial condition as well as general market, economic and political conditions and other factors.
●
Faith-Based Investing Risk: The Fund and the Select Funds invest in accordance with the faith-based investment restrictions of GuideStone Financial Resources. The Fund and the Select Funds may not be able to take advantage of certain investment opportunities due to these restrictions, which may adversely affect investment performance. In evaluating an investment, the Adviser or Sub-Adviser is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could adversely affect the analysis of the factors relevant to a particular investment.
●
Fixed Income Securities Risk: The value of fixed income securities will fluctuate in response to changes in interest rates and other economic factors. When interest rates rise, the prices of fixed income securities fall and vice versa. Recent events in the fixed income market may expose the Fund to heightened interest rate risk and volatility.
GuideStone Funds Prospectus | 39

Following a period of historically low interest rates, the U.S. Federal Reserve raised rates multiple times in an effort to combat inflation in the U.S. economy. Though the Federal Reserve has since lowered interest rates slightly, it is unclear if such lowering will continue. Very low or negative interest rates may impact the yield of the Fund’s investments in fixed income securities and may increase the risk that, if followed by rising interest rates, the Fund’s performance will be negatively impacted. The Fund is subject to the risk that the income generated by its investments in fixed income securities may not keep pace with inflation. Other factors may affect fixed income securities, such as financial conditions of a particular issuer, including its credit standing, and general economic conditions. The yield earned by the Fund will also vary with changes in interest rates and other economic factors.
●
Foreign Securities Risk: Obligations or securities of foreign issuers may be negatively affected by political events, economic conditions or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards, which may increase investment risk. Security values also may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. It may take more time to clear and settle trades involving foreign securities. In addition, securities issued by U.S. entities with substantial foreign operations or holdings can involve risks relating to conditions in foreign countries.
●
Growth Investing Risk: Growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth investing also is subject to the risk that the stock price of one or more companies will fall or will fail to appreciate as anticipated, regardless of movements in the securities market. Growth stocks also tend to be more volatile than value stocks, so in a declining market, their prices may decrease more than value stocks in general.
●
Index Strategy Risk: Index strategies generally involve investing in securities included in an index, or a representative sample of such securities, regardless of market trends. Investments in funds employing an index strategy may not perform as well as investments in actively managed funds that select securities based on economic, financial and market analysis, because the index strategy fund will generally not sell a security if its issuer is in financial trouble, unless that security is removed or is anticipated to be removed from the index. An index strategy fund must pay various expenses, and therefore, its return may differ from the index’s total return, which does not reflect any expenses. Cash flow into and out of a fund, portfolio transaction costs, changes in the securities that comprise the index and the fund’s valuation procedures also may affect an index strategy fund’s performance. For any Select Fund with an index strategy, the fund’s faith-based investment policies and restrictions may prevent the fund from investing in certain securities which comprise the index, which may cause the fund to have lower performance than the index and contribute to a lower correlation between the performance of the fund and the index. Therefore, there can be no assurance that the performance of the index strategy will match that of its benchmark index.
●
Inflation-Indexed Debt Securities Risk: Inflation-indexed debt securities are fixed income securities whose principal value is periodically adjusted according to inflation. Inflation-linked debt securities, including U.S. Treasury inflation-indexed securities, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed debt securities may experience greater losses than other fixed income securities with similar durations. Interest payments on inflation-linked debt securities may be difficult to predict and may vary as the principal and/or interest is adjusted for inflation. In periods of deflation, the Fund may have no income at all from such investments.
●
Market Risk: The Fund’s value will go up and down in response to changes in the market value of its investments, sometimes rapidly and unpredictably. Market value will change due to business developments concerning a particular issuer or industry, as well as general market and economic conditions. Changes in the financial condition of a single issuer can impact the market as a whole. Geopolitical risks, including terrorism, tensions, trade disputes or open conflict between nations, or political or economic dysfunction within some nations that are major players on the world stage or major producers of oil, may lead to instability in world economies and markets, may lead to increased market volatility and may have adverse long-term effects. Local, regional or global events such as the spread of infectious illnesses or other public health issues, recessions, financial institution failures, natural disasters or other events could have a significant impact on the Fund and its investments. In addition, markets and market participants are increasingly reliant upon information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access and similar circumstances may have an adverse impact upon a single issuer, a group of issuers or the market at-large. Additionally, legislative, regulatory or tax developments may affect the investments or investment strategies available to the Adviser in connection with managing the Fund, which may also adversely affect the ability of the Fund to achieve its investment objective.
●
Mortgage- and Asset-Backed Securities Risk: The Fund is subject to the risk that the principal on mortgage- and asset-backed securities held by the Fund will be prepaid, which generally will reduce the yield and market value of these securities. If interest rates fall, the rate of prepayments tends to increase as borrowers are motivated to pay off debt and refinance at new lower rates. Rising
40 | GuideStone Funds Prospectus

interest rates may increase the risk of default by borrowers and tend to extend the duration of these securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, to the extent the Fund holds these types of securities, it may experience additional volatility and losses. This is known as extension risk. Moreover, declines in the credit quality of the issuers of mortgage- and asset-backed securities or instability in the markets for such securities may affect the value and liquidity of such securities, which could result in losses to the Fund. In addition, certain mortgage- and asset-backed securities may include securities backed by pools of loans made to “subprime” borrowers or borrowers with blemished credit histories; the risk of defaults is generally higher in the case of mortgage pools that include such subprime mortgages.
●
Preferred Stock Risk: Preferred stock represents an equity interest in a company that generally entitles the holder to receive dividends and a fixed share of the proceeds from the company’s liquidation. Preferred stock is subject to issuer-specific and market risk applicable generally to equity securities and is also subject to many of the risks associated with debt securities, including interest rate risk. Shareholders may suffer a loss of value if dividends are not paid. In certain situations, an issuer may call or redeem its preferred stock or convert it to common stock. The market prices of preferred stocks are generally more sensitive to actual or perceived changes in the issuer’s financial condition or prospects than are the prices of debt securities.
●
Real Estate Investing Risk: Investments in REITs and other real estate-related company securities will fluctuate due to factors affecting the real estate market, including, among others, interest rates, overbuilding, changes in rental fees, limited diversification and changes in law. In addition, REITs may be affected by changes in the value of the underlying properties they own and may be affected by the quality of any credit they extend. REITs are also dependent upon management skills and are subject to heavy cash flow dependency, defaults by borrowers and self-liquidation.
●
Risk of Investing in Underlying Funds: Because the Fund indirectly pays a portion of the expenses incurred by the Select Funds in which it invests, in addition to paying its own expenses, the overall cost of investing in the Fund may be higher than investing in the individual Select Funds directly. The Fund’s risks will directly correspond to the risks of the underlying funds in which it invests, and the selection of the underlying funds and the allocation of the Fund’s assets among the various asset classes could cause the Fund to underperform compared to other funds with a similar investment objective.
●
Small Capitalization Companies Risk: An investment in a smaller company may be more volatile and less liquid than an investment in a larger company. Small companies generally are more sensitive to adverse business and economic conditions than larger, more established companies. Small companies may have limited financial resources, management experience, markets and product diversification.
●
U.S. Government Securities Risk: Not all obligations of U.S. government agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some are backed by a right to borrow from the U.S. Treasury, while others are backed only by the credit of the issuing agency or instrumentality. Accordingly, these securities carry at least some risk of non-payment. It is possible that issuers of U.S. government securities will not have the funds to meet their payment obligations in the future.
●
Value Investing Risk: There is a risk that value-oriented investments may not perform as well as the rest of the stock market as a whole. Value stocks may remain undervalued or may decrease in value during a given period or may not ever realize what the investment manager believes to be their full value.
Performance
The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s Investor Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s Investor Class returns, both before and after taxes, and the Fund’s Institutional Class returns, before taxes, averaged over certain periods of time, compare to the performance of a broad-based securities market index, the MSCI ACWI (All Country World Index) Index - Net, during the same periods. In addition, the Bloomberg US Treasury 1-3 Year Index, Bloomberg US Aggregate Bond Index, Russell 3000® Index and MSCI ACWI (All Country World Index) ex USA Index - Net are provided to show how the Fund’s performance compares with the returns of other securities market indexes that reflect market sectors in which the Fund invests, during the same periods. The performance of each index is shown for the same periods as shown for the performance of the Investor Class.
The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Prior to January 12, 2018, the Fund had a different glide path and, therefore, asset class allocations. Updated performance information is available on the GuideStone Funds’ website at GuideStoneFunds.com or by calling 1-888-GS-FUNDS (1-888-473-8637).
GuideStone Funds Prospectus | 41

Investor Class Annual Total Returns years ended 12/31

30%
20%
10%
0%
-10%
-20%
(4.48)%
8.81%
21.73%
(8.02)%
24.92%
13.93%
17.11%
(17.61)%
19.49%
15.11%
2015
2016
2017
2018
2019
2020
2021
2022
2023
2024

Best Quarter:	17.47%	6/30/2020
Worst Quarter:	(19.70)%	3/31/2020

Average Annual Total Returns as of 12/31/24

	One Year	Five Years	Ten Years	Since Inception	Inception Date
Investor Class before taxes	15.11%	8.62%	8.19%	9.27%	01/01/2012
Investor Class after taxes on distributions(1)	13.82%	7.50%	6.86%	7.93%
Investor Class after taxes on distributions and sale of Fund shares(1)	9.66%	6.59%	6.24%	7.25%
Institutional Class before taxes	15.38%	8.91%	N/A	9.48%	05/01/2017
MSCI ACWI (All Country World Index) Index - Net(2) (reflects no deduction for fees, expenses or taxes)	17.49%	10.06%	9.23%	10.33%
Bloomberg US Treasury 1-3 Year Index (reflects no deduction for fees, expenses or taxes)	4.03%	1.36%	1.38%	1.17%
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	1.25%	(0.33)%	1.35%	1.65%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	23.81%	13.86%	12.55%	14.32%
MSCI ACWI (All Country World Index) ex USA Index - Net (reflects no deduction for fees, expenses or taxes)	5.53%	4.10%	4.80%	5.75%
(1)
After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-advantaged arrangements, such as 403(b) plans, 401(k) plans or individual retirement accounts (IRAs). After tax returns are shown only for the Investor Class and after tax returns for the Institutional Class will vary.
(2)
Effective December 31, 2024, the Fund incorporated this broad-based securities market index in connection with new regulatory requirements.
42 | GuideStone Funds Prospectus

Management
Investment Adviser and Portfolio Managers
GuideStone Capital Management, LLC

Joshua Chastant Vice President – Portfolio Management	Since January 2024

Brandon Pizzurro President and Chief Investment Officer	Since April 2019
Sub-Adviser and Portfolio Managers
Parametric Portfolio Associates LLC
Richard Fong, CFA Managing Director of Investment Strategy	Since November 2020
Jennifer Mihara Managing Director, Equity Research	Since July 2024
Zach Olsen, CFA Senior Portfolio Manager	Since May 2022
James Reber(1) Managing Director, Portfolio Management	Since May 2022

(1)
Effective August 1, 2025, James Reber will retire and will no longer serve as a portfolio manager to the Fund.
Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries
For important information about purchase and sale of Fund shares, tax information and financial intermediary compensation, please refer to “Summary of Other Important Fund Information” beginning on page 181.
GuideStone Funds Prospectus | 43

GuideStone Funds Conservative Allocation Fund	Institutional GCAYX
Investor GFIZX
Investment Objective
The Conservative Allocation Fund seeks current income and modest capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Conservative Allocation Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Investor Class
Management fee	0.10%	0.10%
Other expenses	0.07%	0.32%
Acquired fund fees and expenses(1)	0.52%	0.52%
Total annual Fund operating expenses	0.69%	0.94%
(1)
Acquired fund fees and expenses have been restated to reflect estimated expenses for the current fiscal year based on the Fund’s target allocation among the underlying funds.

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Finally, the example assumes that all dividends and other distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	Institutional Class	Investor Class
1 Year	$70	$96
3 Years	$221	$300
5 Years	$384	$520
10 Years	$859	$1,155

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the total annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 23% of the average value of its portfolio.
44 | GuideStone Funds Prospectus

Principal Investment Strategies
●
The Fund, primarily through investments in the GuideStone Funds Select Funds (“Select Funds”), combines a greater percentage of fixed income securities with a smaller percentage of equity securities.
●
The Adviser uses the following potential ranges in allocating the Fund’s assets among the Select Funds.
Asset Class(1)	Range
Fixed Income(2)(3)	50-80%
Equities(4)	20-40%
Real Assets(2)	0-15%
Alternatives(2)	0-15%
(1)
All asset classes include a fund or funds which may invest a portion of its or their assets in derivatives.
(2)
These allocations may include investment grade and below-investment grade fixed income securities (i.e., high yield securities or junk bonds) and foreign and domestic investments.
(3)
The Fixed Income asset class may include impact-related investments.
(4)
The Equities asset class may include impact-related investments and a fund which may invest a portion of its assets in fixed income and convertible securities.
●
The Adviser may change the allocation ranges from time to time and may add or eliminate new or existing Select Funds without shareholder approval.
●
The asset classes in which the Fund may invest through the Select Funds generally are divided into:
●
Equity securities (such as common and preferred stock of U.S. companies and foreign companies, including those located in developed and emerging markets, of any sizes and employing both growth and value investment styles);
●
Fixed income securities (such as debt instruments issued by the U.S. government and its agencies and instrumentalities and foreign governments, mortgage- and asset-backed securities, domestic and foreign investment grade securities and below-investment grade securities (i.e., high yield securities or junk bonds) and short-term investments such as money market instruments);
●
Real assets (such as inflation-indexed bonds, real estate-related securities and equity securities of real estate investment trusts (“REITs”)); and
●
Alternative investments and investment strategies with lower correlation to equity and fixed income markets (such as long-short equity strategies that employ short sales of stocks, options equity strategies, currency trading strategies, global macro strategies, relative value strategies, opportunistic fixed income strategies and/or strategies that invest in below-investment grade securities (i.e., high yield securities or junk bonds) and emerging market debt securities). These strategies employ derivative instruments such as options (e.g., equity index options), forwards (e.g., currency exchange contracts), swaps and futures.
●
The Fund may invest to a lesser extent in investments with the intention of generating positive impact in accordance with the Adviser’s Christian values, alongside financial returns, to effectively promote the Adviser’s impact themes of Sanctity of Life and Spreading of the Gospel, Human Dignity and Advancement and Stewardship of God’s Creation.
●
The Fund will rebalance its assets from time to time to adjust for changes in the values of the underlying Select Funds and changes to the allocation targets.
●
In accordance with the Adviser’s Christian values, the Fund and the Select Funds do not invest in any company that is publicly recognized (as determined by GuideStone Financial Resources of the Southern Baptist Convention (“GuideStone Financial Resources”)) for offering products or services that are incompatible with the Christian values of GuideStone Financial Resources, including, but not limited to, those involving abortion, sexual immorality, alcohol, tobacco or gambling.
Principal Investment Risks
An investment in the Fund involves risks that can significantly affect the Fund’s performance, including the risk of investing in Underlying Funds, Faith-Based Investing Risk, Equity Risk and Fixed Income Securities Risk. Descriptions of these and other principal risks of investing in the Fund are provided below. Unless otherwise noted, these risks include those that may directly or indirectly affect the Fund through its investments in the Select Funds. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
●
The Fund’s value will go up and down in response to changes in the share prices of the Select Funds that it owns. There is no guarantee that the Fund’s investments will increase in value. Therefore, it is possible to lose money by investing in the Fund.
●
Alternative Investments Risk: Alternative investments use a different approach to investing than do traditional investments (i.e., stocks, bonds and cash) and the performance of alternative investments is not expected to correlate closely with more traditional investments; however, it is possible that alternative investments will decline in value along with equity or fixed income markets, or both, or that they may not otherwise perform as expected. Alternative investments may have different characteristics and risks than do traditional investments; can be highly volatile; are often less liquid, particularly in periods of stress; are generally more complex and less transparent; and may have more complicated tax profiles than traditional investments. In addition, the performance of alternative investments may be more dependent on an
GuideStone Funds Prospectus | 45

investment manager's experience and skill than traditional investments. The use of alternative investments may not achieve the desired effect.
●
Asset Allocation Risk: The Fund is subject to asset allocation risk, which is the chance that the selection of underlying funds, and the allocation of assets to them, will cause the Fund to underperform other funds with a similar investment objective.
●
Below-Investment Grade Securities Risk: Below-investment grade securities (i.e., high yield securities or junk bonds) involve greater risks of default, are more volatile than bonds rated investment grade and are inherently speculative. Issuers of these bonds may be more sensitive to economic downturns and may be unable to make timely interest or principal payments. The Fund’s value could be hurt by price declines due to actual or perceived changes in an issuer’s ability to make such payments.
●
Controlling Voting Interest Risk: In accordance with the GuideStone Funds Trust Instrument, GuideStone Financial Resources will, at all times, directly or indirectly own, control or hold with power to vote at least 60% of the outstanding shares of GuideStone Funds. This means that GuideStone Financial Resources will control the vote on any matter that requires the approval of a majority of the outstanding shares of GuideStone Funds.
●
Credit Risk: There is a risk that the issuer of a fixed income investment may fail to pay interest or even principal due in a timely manner or at all. The value of a fixed income security may decline if the security's credit quality, or that of the security's issuer or provider of credit support, is downgraded or credit quality otherwise fails.
●
Currency Risk: Changes in currency exchange rates could adversely impact investment gains or add to investment losses. Currency exchange rates can be affected unpredictably by intervention, or failure to intervene, by U.S. or foreign governments or central banks or by currency controls or political developments in the United States or abroad.
●
Derivatives Risk: Derivatives involve risks different from, and in some respects greater than, those associated with investing directly in securities, currencies or other instruments. Derivatives may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Fund. There may be imperfect correlation between a derivative and the reference instrument underlying the derivative. Derivatives involve counterparty risk, which is the risk that the other party to the derivative will fail to make required payments or otherwise comply with the terms of the derivative. That risk is generally thought to be greater with over-the-counter (OTC) derivatives than with derivatives that are centrally cleared. However, derivatives traded on organized exchanges and/or through clearing organizations involve the possibility that the futures commission merchant or clearing organization will default in the performance of its obligations. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments.
●
Duration Risk: Fixed income securities with longer durations (e.g., greater than seven years) may be more sensitive to interest rate changes, and may be subject to greater interest rate risk. Duration measures the sensitivity of a fixed income security's price to changes in interest rates. The longer a fund’s dollar weighted average duration, the more sensitive that fund will be to interest rate changes as compared to funds with shorter dollar weighted average durations.
●
Emerging Markets Risk: When investing in emerging markets, the risks of investing in foreign securities is heightened. Emerging markets are generally smaller, less developed, less liquid and more volatile than the securities markets of the U.S. and other developed markets. There are also risks of: greater political or economic uncertainties; an economy’s dependence on revenues from particular commodities or on international aid or development assistance; currency transfer restrictions; a limited number of potential buyers for such securities resulting in increased volatility and limited liquidity for emerging market securities; trading suspensions; and delays and disruptions in securities settlement procedures. The governments of emerging market countries may also be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, intervene in the financial markets and/or impose burdensome taxes that could adversely affect security prices. In addition, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. Emerging markets are financial markets in countries with developing economies, where industrialization has commenced and the economy has linkages with the global economy. Generally, emerging markets are located in Latin America, Eastern Europe, and Asia (excluding Japan).
●
Equity Risk: Stocks and other equity securities generally fluctuate in value more than fixed income securities and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles with periods of rising and falling prices. The market value of a stock may fall due to changes in a company’s financial condition as well as general market, economic and political conditions and other factors.
●
Faith-Based Investing Risk: The Fund and the Select Funds invest in accordance with the faith-based
46 | GuideStone Funds Prospectus

investment restrictions of GuideStone Financial Resources. The Fund and the Select Funds may not be able to take advantage of certain investment opportunities due to these restrictions, which may adversely affect investment performance. In evaluating an investment, the Adviser or Sub-Adviser is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could adversely affect the analysis of the factors relevant to a particular investment.
●
Fixed Income Securities Risk: The value of fixed income securities will fluctuate in response to changes in interest rates and other economic factors. When interest rates rise, the prices of fixed income securities fall and vice versa. Recent events in the fixed income market may expose the Fund to heightened interest rate risk and volatility. Following a period of historically low interest rates, the U.S. Federal Reserve raised rates multiple times in an effort to combat inflation in the U.S. economy. Though the Federal Reserve has since lowered interest rates slightly, it is unclear if such lowering will continue. Very low or negative interest rates may impact the yield of the Fund’s investments in fixed income securities and may increase the risk that, if followed by rising interest rates, the Fund’s performance will be negatively impacted. The Fund is subject to the risk that the income generated by its investments in fixed income securities may not keep pace with inflation. Other factors may affect fixed income securities, such as financial conditions of a particular issuer, including its credit standing, and general economic conditions. The yield earned by the Fund will also vary with changes in interest rates and other economic factors.
●
Foreign Securities Risk: Obligations or securities of foreign issuers may be negatively affected by political events, economic conditions or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards, which may increase investment risk. Security values also may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. It may take more time to clear and settle trades involving foreign securities. In addition, securities issued by U.S. entities with substantial foreign operations or holdings can involve risks relating to conditions in foreign countries.
●
Growth Investing Risk: Growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth investing also is subject to the risk that the stock price of one or more companies will fall or will fail to appreciate as anticipated, regardless of movements in the securities market. Growth stocks also tend to be more volatile than value stocks, so in a declining market, their prices may decrease more than value stocks in general.
●
Impact Investing Risk: The application of impact investing criteria carries the risk that, under certain market conditions, the Fund may not be able to take advantage of certain investment opportunities due to that criteria, which may adversely affect investment performance. There is a chance that the information and data used in evaluating an impact-based investment may be incomplete, inaccurate or unavailable, which could adversely affect the analysis of the impact investing factors relevant to a particular investment. Successful application of impact investing strategies depends upon the skill of investment managers in properly identifying and analyzing impact investing issues. Investments made may not generate the amount of positive impact that was intended when the investment was made.
●
Inflation-Indexed Debt Securities Risk: Inflation-indexed debt securities are fixed income securities whose principal value is periodically adjusted according to inflation. Inflation-linked debt securities, including U.S. Treasury inflation-indexed securities, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed debt securities may experience greater losses than other fixed income securities with similar durations. Interest payments on inflation-linked debt securities may be difficult to predict and may vary as the principal and/or interest is adjusted for inflation. In periods of deflation, the Fund may have no income at all from such investments.
●
Market Risk: The Fund’s value will go up and down in response to changes in the market value of its investments, sometimes rapidly and unpredictably. Market value will change due to business developments concerning a particular issuer or industry, as well as general market and economic conditions. Changes in the financial condition of a single issuer can impact the market as a whole. Geopolitical risks, including terrorism, tensions, trade disputes or open conflict between nations, or political or economic dysfunction within some nations that are major players on the world stage or major producers of oil, may lead to instability in world economies and markets, may lead to increased market volatility and may have adverse long-term effects. Local, regional or global events such as the spread of infectious illnesses or other public health issues, recessions, financial institution failures, natural disasters or other events could have a significant impact on the Fund and its investments. In addition, markets and market participants are increasingly reliant upon information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access and similar circumstances may have an adverse impact upon a single issuer, a group of issuers or the market at-large. Additionally, legislative, regulatory or tax developments may affect the investments or investment strategies available to the Adviser in connection with managing the Fund, which may also adversely affect the ability of the Fund to achieve its investment objective.
●
Mortgage- and Asset-Backed Securities Risk: The Fund is subject to the risk that the principal on mortgage- and
GuideStone Funds Prospectus | 47

asset-backed securities held by the Fund will be prepaid, which generally will reduce the yield and market value of these securities. If interest rates fall, the rate of prepayments tends to increase as borrowers are motivated to pay off debt and refinance at new lower rates. Rising interest rates may increase the risk of default by borrowers and tend to extend the duration of these securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, to the extent the Fund holds these types of securities, it may experience additional volatility and losses. This is known as extension risk. Moreover, declines in the credit quality of the issuers of mortgage- and asset-backed securities or instability in the markets for such securities may affect the value and liquidity of such securities, which could result in losses to the Fund. In addition, certain mortgage- and asset-backed securities may include securities backed by pools of loans made to “subprime” borrowers or borrowers with blemished credit histories; the risk of defaults is generally higher in the case of mortgage pools that include such subprime mortgages.
●
Real Estate Investing Risk: Investments in REITs and other real estate-related company securities will fluctuate due to factors affecting the real estate market, including, among others, interest rates, overbuilding, changes in rental fees, limited diversification and changes in law. In addition, REITs may be affected by changes in the value of the underlying properties they own and may be affected by the quality of any credit they extend. REITs are also dependent upon management skills and are subject to heavy cash flow dependency, defaults by borrowers and self-liquidation.
●
Risk of Investing in Underlying Funds: Because the Fund indirectly pays a portion of the expenses incurred by the Select Funds in which it invests, in addition to paying its own expenses, the overall cost of investing in the Fund may be higher than investing in the individual Select Funds directly. The Fund’s risks will directly correspond to the risks of the underlying funds in which it invests, and the selection of the underlying funds and the allocation of the Fund’s assets among the various asset classes could cause the Fund to underperform compared to other funds with a similar investment objective.
●
Small Capitalization Companies Risk: An investment in a smaller company may be more volatile and less liquid than an investment in a larger company. Small companies generally are more sensitive to adverse business and economic conditions than larger, more established companies. Small companies may have limited financial resources, management experience, markets and product diversification.
●
U.S. Government Securities Risk: Not all obligations of U.S. government agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some are backed by a right to borrow from the U.S. Treasury, while others are backed only by the credit of the issuing agency or instrumentality. Accordingly, these securities carry at least some risk of non-payment. It is possible that issuers of U.S. government securities will not have the funds to meet their payment obligations in the future.
●
Value Investing Risk: There is a risk that value-oriented investments may not perform as well as the rest of the stock market as a whole. Value stocks may remain undervalued or may decrease in value during a given period or may not ever realize what the investment manager believes to be their full value.
Performance
The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s Investor Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s Investor Class returns, both before and after taxes, and the Fund’s Institutional Class returns, before taxes, averaged over certain periods of time, compare to the performance of a broad-based securities market index, the Bloomberg US Aggregate Bond Index, during the same periods. In addition, the performance of Bloomberg US Treasury 1-3 Year Index, Russell 3000® Index, MSCI ACWI (All Country World Index) ex USA Index - Net and a composite index are provided. The other securities market indexes show how the Fund’s performance compares with the returns of other securities market indexes that reflect market sectors in which the Fund invests, during the same periods.  The Composite Index shows how the Fund’s performance compares with the returns of an index constructed by the Adviser as a composite of various securities market indexes to reflect the market sectors in which the Fund invests, during the same periods. The performance of each index is shown for the same periods as shown for the performance of the Investor Class.
The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Prior to January 27, 2023, the Fund had different asset class allocations. Updated performance information is available on the GuideStone Funds’ website at GuideStoneFunds.com or by calling 1-888-GS-FUNDS (1-888-473-8637).

48 | GuideStone Funds Prospectus

Investor Class Annual Total Returns years ended 12/31

15%
10%
5%
0%
-5%
-10%
-15%
(1.69)%
4.82%
7.11%
(2.13)%
10.73%
6.92%
3.81%
(10.17)%
8.80%
6.68%
2015
2016
2017
2018
2019
2020
2021
2022
2023
2024

Best Quarter:	7.51%	6/30/2020
Worst Quarter:	(7.46)%	3/31/2020

Average Annual Total Returns as of 12/31/24

	One Year	Five Years	Ten Years	Since Inception	Inception Date
Investor Class before taxes	6.68%	2.97%	3.30%	3.61%	08/27/2001
Investor Class after taxes on distributions(1)	4.86%	1.69%	2.10%	2.36%
Investor Class after taxes on distributions and sale of Fund shares(1)(2)	4.12%	1.90%	2.21%	2.49%
Institutional Class before taxes	6.96%	3.23%	N/A	3.97%	11/23/2015
Bloomberg US Aggregate Bond Index(3) (reflects no deduction for fees, expenses or taxes)	1.25%	(0.33)%	1.35%	3.45%
Bloomberg US Treasury 1-3 Year Index (reflects no deduction for fees, expenses or taxes)	4.03%	1.36%	1.38%	2.16%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	23.81%	13.86%	12.55%	9.24%
MSCI ACWI (All Country World Index) ex USA Index - Net (reflects no deduction for fees, expenses or taxes)	5.53%	4.10%	4.80%	5.64%
Composite Index (reflects no deduction for fees, expenses or taxes)	7.74%	4.21%	4.21%	4.17%
(1)
After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-advantaged arrangements, such as 403(b) plans, 401(k) plans or individual retirement accounts (IRAs). After tax returns are shown only for the Investor Class and after tax returns for the Institutional Class will vary.
(2)
Returns may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.
(3)
Effective December 31, 2024, the Fund incorporated this broad-based securities market index in connection with new regulatory requirements.
GuideStone Funds Prospectus | 49

Management
Investment Adviser and Portfolio Managers
GuideStone Capital Management, LLC

Joshua Chastant Vice President – Portfolio Management	Since January 2024

Brandon Pizzurro President and Chief Investment Officer	Since April 2019
Sub-Adviser and Portfolio Managers
Parametric Portfolio Associates LLC
Richard Fong, CFA Managing Director of Investment Strategy	Since November 2020
Jennifer Mihara Managing Director, Equity Research	Since July 2024
Zach Olsen, CFA Senior Portfolio Manager	Since May 2022
James Reber(1) Managing Director, Portfolio Management	Since May 2022

(1)
Effective August 1, 2025, James Reber will retire and will no longer serve as a portfolio manager to the Fund.
Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries
For important information about purchase and sale of Fund shares, tax information and financial intermediary compensation, please refer to “Summary of Other Important Fund Information” beginning on page 181.
50 | GuideStone Funds Prospectus

GuideStone Funds Balanced Allocation Fund	Institutional GBAYX
Investor GGIZX
Investment Objective
The Balanced Allocation Fund seeks moderate capital appreciation with current income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Balanced Allocation Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Investor Class
Management fee	0.10%	0.10%
Other expenses	0.03%	0.28%
Acquired fund fees and expenses	0.60%	0.60%
Total annual Fund operating expenses	0.73%	0.98%

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Finally, the example assumes that all dividends and other distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	Institutional Class	Investor Class
1 Year	$75	$100
3 Years	$233	$312
5 Years	$406	$542
10 Years	$906	$1,201

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the total annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 27% of the average value of its portfolio.
GuideStone Funds Prospectus | 51

Principal Investment Strategies
●
The Fund, primarily through investments in the GuideStone Funds Select Funds (“Select Funds”), combines approximately equal percentages of fixed income securities with equity securities.
●
The Adviser uses the following potential ranges in allocating the Fund’s assets among the Select Funds.
Asset Class(1)	Range
Fixed Income(2)(3)	35-60%
Equities(4)	40-65%
Real Assets(2)	0-15%
Alternatives(2)	0-15%
(1)
All asset classes include a fund or funds which may invest a portion of its or their assets in derivatives.
(2)
These allocations may include investment grade and below-investment grade fixed income securities (i.e., high yield securities or junk bonds) and foreign and domestic investments.
(3)
The Fixed Income asset class may include impact-related investments.
(4)
The Equities asset class may include impact-related investments and a fund which may invest a portion of its assets in fixed income and convertible securities.
●
The Adviser may change the allocation ranges from time to time and may add or eliminate new or existing Select Funds without shareholder approval.
●
The asset classes in which the Fund may invest through the Select Funds generally are divided into:
●
Equity securities (such as common and preferred stock of U.S. companies and foreign companies, including those located in developed and emerging markets, of any sizes and employing both growth and value investment styles);
●
Fixed income securities (such as debt instruments issued by the U.S. government and its agencies and instrumentalities and foreign governments, mortgage- and asset-backed securities, domestic and foreign investment grade securities and below-investment grade securities (i.e., high yield securities or junk bonds) and short-term investments such as money market instruments);
●
Real assets (such as inflation-indexed bonds, real estate-related securities and equity securities of real estate investment trusts (“REITs”)); and
●
Alternative investments and investment strategies with lower correlation to equity and fixed income markets (such as long-short equity strategies that employ short sales of stocks, options equity strategies, currency trading strategies, global macro strategies, relative value strategies, opportunistic fixed income strategies and/or strategies that invest in below-investment grade securities (i.e., high yield securities or junk bonds) and emerging market debt securities). These strategies employ derivative instruments such as options (e.g., equity index options), forwards (e.g., currency exchange contracts), swaps and futures.
●
The Fund may invest to a lesser extent in investments with the intention of generating positive impact in accordance with the Adviser’s Christian values, alongside financial returns, to effectively promote the Adviser’s impact themes of Sanctity of Life and Spreading of the Gospel, Human Dignity and Advancement and Stewardship of God’s Creation.
●
The Fund will rebalance its assets from time to time to adjust for changes in the values of the underlying Select Funds and changes to the allocation targets.
●
In accordance with the Adviser’s Christian values, the Fund and the Select Funds do not invest in any company that is publicly recognized (as determined by GuideStone Financial Resources of the Southern Baptist Convention (“GuideStone Financial Resources”)) for offering products or services that are incompatible with the Christian values of GuideStone Financial Resources, including, but not limited to, those involving abortion, sexual immorality, alcohol, tobacco or gambling.
Principal Investment Risks
An investment in the Fund involves risks that can significantly affect the Fund’s performance, including the risk of investing in Underlying Funds, Faith-Based Investing Risk, Equity Risk and Fixed Income Securities Risk. Descriptions of these and other principal risks of investing in the Fund are provided below. Unless otherwise noted, these risks include those that may directly or indirectly affect the Fund through its investments in the Select Funds. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
●
The Fund’s value will go up and down in response to changes in the share prices of the Select Funds that it owns. There is no guarantee that the Fund’s investments will increase in value. Therefore, it is possible to lose money by investing in the Fund.
●
Alternative Investments Risk: Alternative investments use a different approach to investing than do traditional investments (i.e., stocks, bonds and cash) and the performance of alternative investments is not expected to correlate closely with more traditional investments; however, it is possible that alternative investments will decline in value along with equity or fixed income markets, or both, or that they may not otherwise perform as expected. Alternative investments may have different characteristics and risks than do traditional investments; can be highly volatile; are often less liquid, particularly in periods of stress; are generally more complex and less transparent; and may have more complicated tax profiles than traditional investments. In addition, the performance of alternative investments may be more dependent on an
52 | GuideStone Funds Prospectus

investment manager's experience and skill than traditional investments. The use of alternative investments may not achieve the desired effect.
●
Asset Allocation Risk: The Fund is subject to asset allocation risk, which is the chance that the selection of underlying funds, and the allocation of assets to them, will cause the Fund to underperform other funds with a similar investment objective.
●
Below-Investment Grade Securities Risk: Below-investment grade securities (i.e., high yield securities or junk bonds) involve greater risks of default, are more volatile than bonds rated investment grade and are inherently speculative. Issuers of these bonds may be more sensitive to economic downturns and may be unable to make timely interest or principal payments. The Fund’s value could be hurt by price declines due to actual or perceived changes in an issuer’s ability to make such payments.
●
Controlling Voting Interest Risk: In accordance with the GuideStone Funds Trust Instrument, GuideStone Financial Resources will, at all times, directly or indirectly own, control or hold with power to vote at least 60% of the outstanding shares of GuideStone Funds. This means that GuideStone Financial Resources will control the vote on any matter that requires the approval of a majority of the outstanding shares of GuideStone Funds.
●
Credit Risk: There is a risk that the issuer of a fixed income investment may fail to pay interest or even principal due in a timely manner or at all. The value of a fixed income security may decline if the security's credit quality, or that of the security's issuer or provider of credit support, is downgraded or credit quality otherwise fails.
●
Currency Risk: Changes in currency exchange rates could adversely impact investment gains or add to investment losses. Currency exchange rates can be affected unpredictably by intervention, or failure to intervene, by U.S. or foreign governments or central banks or by currency controls or political developments in the United States or abroad.
●
Derivatives Risk: Derivatives involve risks different from, and in some respects greater than, those associated with investing directly in securities, currencies or other instruments. Derivatives may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Fund. There may be imperfect correlation between a derivative and the reference instrument underlying the derivative. Derivatives involve counterparty risk, which is the risk that the other party to the derivative will fail to make required payments or otherwise comply with the terms of the derivative. That risk is generally thought to be greater with over-the-counter (OTC) derivatives than with derivatives that are centrally cleared. However, derivatives traded on organized exchanges and/or through clearing organizations involve the possibility that the futures commission merchant or clearing organization will default in the performance of its obligations. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments.
●
Duration Risk: Fixed income securities with longer durations (e.g., greater than seven years) may be more sensitive to interest rate changes, and may be subject to greater interest rate risk. Duration measures the sensitivity of a fixed income security's price to changes in interest rates. The longer a fund’s dollar weighted average duration, the more sensitive that fund will be to interest rate changes as compared to funds with shorter dollar weighted average durations.
●
Emerging Markets Risk: When investing in emerging markets, the risks of investing in foreign securities is heightened. Emerging markets are generally smaller, less developed, less liquid and more volatile than the securities markets of the U.S. and other developed markets. There are also risks of: greater political or economic uncertainties; an economy’s dependence on revenues from particular commodities or on international aid or development assistance; currency transfer restrictions; a limited number of potential buyers for such securities resulting in increased volatility and limited liquidity for emerging market securities; trading suspensions; and delays and disruptions in securities settlement procedures. The governments of emerging market countries may also be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, intervene in the financial markets and/or impose burdensome taxes that could adversely affect security prices. In addition, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. Emerging markets are financial markets in countries with developing economies, where industrialization has commenced and the economy has linkages with the global economy. Generally, emerging markets are located in Latin America, Eastern Europe, and Asia (excluding Japan).
●
Equity Risk: Stocks and other equity securities generally fluctuate in value more than fixed income securities and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles with periods of rising and falling prices. The market value of a stock may fall due to changes in a company’s financial condition as well as general market, economic and political conditions and other factors.
●
Faith-Based Investing Risk: The Fund and the Select Funds invest in accordance with the faith-based
GuideStone Funds Prospectus | 53

investment restrictions of GuideStone Financial Resources. The Fund and the Select Funds may not be able to take advantage of certain investment opportunities due to these restrictions, which may adversely affect investment performance. In evaluating an investment, the Adviser or Sub-Adviser is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could adversely affect the analysis of the factors relevant to a particular investment.
●
Fixed Income Securities Risk: The value of fixed income securities will fluctuate in response to changes in interest rates and other economic factors. When interest rates rise, the prices of fixed income securities fall and vice versa. Recent events in the fixed income market may expose the Fund to heightened interest rate risk and volatility. Following a period of historically low interest rates, the U.S. Federal Reserve raised rates multiple times in an effort to combat inflation in the U.S. economy. Though the Federal Reserve has since lowered interest rates slightly, it is unclear if such lowering will continue. Very low or negative interest rates may impact the yield of the Fund’s investments in fixed income securities and may increase the risk that, if followed by rising interest rates, the Fund’s performance will be negatively impacted. The Fund is subject to the risk that the income generated by its investments in fixed income securities may not keep pace with inflation. Other factors may affect fixed income securities, such as financial conditions of a particular issuer, including its credit standing, and general economic conditions. The yield earned by the Fund will also vary with changes in interest rates and other economic factors.
●
Foreign Securities Risk: Obligations or securities of foreign issuers may be negatively affected by political events, economic conditions or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards, which may increase investment risk. Security values also may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. It may take more time to clear and settle trades involving foreign securities. In addition, securities issued by U.S. entities with substantial foreign operations or holdings can involve risks relating to conditions in foreign countries.
●
Growth Investing Risk: Growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth investing also is subject to the risk that the stock price of one or more companies will fall or will fail to appreciate as anticipated, regardless of movements in the securities market. Growth stocks also tend to be more volatile than value stocks, so in a declining market, their prices may decrease more than value stocks in general.
●
Impact Investing Risk: The application of impact investing criteria carries the risk that, under certain market conditions, the Fund may not be able to take advantage of certain investment opportunities due to that criteria, which may adversely affect investment performance. There is a chance that the information and data used in evaluating an impact-based investment may be incomplete, inaccurate or unavailable, which could adversely affect the analysis of the impact investing factors relevant to a particular investment. Successful application of impact investing strategies depends upon the skill of investment managers in properly identifying and analyzing impact investing issues. Investments made may not generate the amount of positive impact that was intended when the investment was made.
●
Inflation-Indexed Debt Securities Risk: Inflation-indexed debt securities are fixed income securities whose principal value is periodically adjusted according to inflation. Inflation-linked debt securities, including U.S. Treasury inflation-indexed securities, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed debt securities may experience greater losses than other fixed income securities with similar durations. Interest payments on inflation-linked debt securities may be difficult to predict and may vary as the principal and/or interest is adjusted for inflation. In periods of deflation, the Fund may have no income at all from such investments.
●
Market Risk: The Fund’s value will go up and down in response to changes in the market value of its investments, sometimes rapidly and unpredictably. Market value will change due to business developments concerning a particular issuer or industry, as well as general market and economic conditions. Changes in the financial condition of a single issuer can impact the market as a whole. Geopolitical risks, including terrorism, tensions, trade disputes or open conflict between nations, or political or economic dysfunction within some nations that are major players on the world stage or major producers of oil, may lead to instability in world economies and markets, may lead to increased market volatility and may have adverse long-term effects. Local, regional or global events such as the spread of infectious illnesses or other public health issues, recessions, financial institution failures, natural disasters or other events could have a significant impact on the Fund and its investments. In addition, markets and market participants are increasingly reliant upon information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access and similar circumstances may have an adverse impact upon a single issuer, a group of issuers or the market at-large. Additionally, legislative, regulatory or tax developments may affect the investments or investment strategies available to the Adviser in connection with managing the Fund, which may also adversely affect the ability of the Fund to achieve its investment objective.
●
Mortgage- and Asset-Backed Securities Risk: The Fund is subject to the risk that the principal on mortgage- and
54 | GuideStone Funds Prospectus

asset-backed securities held by the Fund will be prepaid, which generally will reduce the yield and market value of these securities. If interest rates fall, the rate of prepayments tends to increase as borrowers are motivated to pay off debt and refinance at new lower rates. Rising interest rates may increase the risk of default by borrowers and tend to extend the duration of these securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, to the extent the Fund holds these types of securities, it may experience additional volatility and losses. This is known as extension risk. Moreover, declines in the credit quality of the issuers of mortgage- and asset-backed securities or instability in the markets for such securities may affect the value and liquidity of such securities, which could result in losses to the Fund. In addition, certain mortgage- and asset-backed securities may include securities backed by pools of loans made to “subprime” borrowers or borrowers with blemished credit histories; the risk of defaults is generally higher in the case of mortgage pools that include such subprime mortgages.
●
Real Estate Investing Risk: Investments in REITs and other real estate-related company securities will fluctuate due to factors affecting the real estate market, including, among others, interest rates, overbuilding, changes in rental fees, limited diversification and changes in law. In addition, REITs may be affected by changes in the value of the underlying properties they own and may be affected by the quality of any credit they extend. REITs are also dependent upon management skills and are subject to heavy cash flow dependency, defaults by borrowers and self-liquidation.
●
Risk of Investing in Underlying Funds: Because the Fund indirectly pays a portion of the expenses incurred by the Select Funds in which it invests, in addition to paying its own expenses, the overall cost of investing in the Fund may be higher than investing in the individual Select Funds directly. The Fund’s risks will directly correspond to the risks of the underlying funds in which it invests, and the selection of the underlying funds and the allocation of the Fund’s assets among the various asset classes could cause the Fund to underperform compared to other funds with a similar investment objective.
●
Small Capitalization Companies Risk: An investment in a smaller company may be more volatile and less liquid than an investment in a larger company. Small companies generally are more sensitive to adverse business and economic conditions than larger, more established companies. Small companies may have limited financial resources, management experience, markets and product diversification.
●
U.S. Government Securities Risk: Not all obligations of U.S. government agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some are backed by a right to borrow from the U.S. Treasury, while others are backed only by the credit of the issuing agency or instrumentality. Accordingly, these securities carry at least some risk of non-payment. It is possible that issuers of U.S. government securities will not have the funds to meet their payment obligations in the future.
●
Value Investing Risk: There is a risk that value-oriented investments may not perform as well as the rest of the stock market as a whole. Value stocks may remain undervalued or may decrease in value during a given period or may not ever realize what the investment manager believes to be their full value.
Performance
The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s Investor Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s Investor Class returns, both before and after taxes, and the Fund’s Institutional Class returns, before taxes, averaged over certain periods of time, compare to the performance of a broad-based securities market index, the MSCI ACWI (All Country World Index) Index - Net, during the same periods. In addition, the performance of the Bloomberg US Aggregate Bond Index, Russell 3000® Index, MSCI ACWI (All Country World Index) ex USA Index - Net and a composite index are provided. The other securities market indexes show how the Fund’s performance compares with the returns of other securities market indexes that reflect market sectors in which the Fund invests, during the same periods.  The Composite Index shows how the Fund’s performance compares with the returns of an index constructed by the Adviser as a composite of various securities market indexes to reflect the market sectors in which the Fund invests, during the same periods. The performance of each index is shown for the same periods as shown for the performance of the Investor Class.
The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Prior to January 27, 2023, the Fund had different asset class allocations. Updated performance information is available on the GuideStone Funds’ website at GuideStoneFunds.com or by calling 1-888-GS-FUNDS (1-888-473-8637).

GuideStone Funds Prospectus | 55

Investor Class Annual Total Returns years ended 12/31

20%
15%
10%
5%
0%
-5%
-10%
-15%
-20%
(3.34)%
6.90%
12.30%
(4.89)%
17.33%
10.66%
6.92%
(15.58)%
12.32%
8.32%
2015
2016
2017
2018
2019
2020
2021
2022
2023
2024

Best Quarter:	11.58%	6/30/2020
Worst Quarter:	(12.14)%	3/31/2020

Average Annual Total Returns as of 12/31/24

	One Year	Five Years	Ten Years	Since Inception	Inception Date
Investor Class before taxes	8.32%	3.98%	4.64%	5.15%	08/27/2001
Investor Class after taxes on distributions(1)	6.66%	2.43%	2.98%	3.59%
Investor Class after taxes on distributions and sale of Fund shares(1)(2)	5.13%	2.69%	3.18%	3.69%
Institutional Class before taxes	8.59%	4.23%	N/A	5.56%	11/23/2015
MSCI ACWI (All Country World Index) Index - Net(3) (reflects no deduction for fees, expenses or taxes)	17.49%	10.06%	9.23%	7.32%
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	1.25%	(0.33)%	1.35%	3.45%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	23.81%	13.86%	12.55%	9.24%
MSCI ACWI (All Country World Index) ex USA Index - Net (reflects no deduction for fees, expenses or taxes)	5.53%	4.10%	4.80%	5.64%
Composite Index (reflects no deduction for fees, expenses or taxes)	9.58%	5.57%	5.82%	5.94%
(1)
After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-advantaged arrangements, such as 403(b) plans, 401(k) plans or individual retirement accounts (IRAs). After tax returns are shown only for the Investor Class and after tax returns for the Institutional Class will vary.
(2)
Returns may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.
(3)
Effective December 31, 2024, the Fund incorporated this broad-based securities market index in connection with new regulatory requirements.
56 | GuideStone Funds Prospectus

Management
Investment Adviser and Portfolio Managers
GuideStone Capital Management, LLC

Joshua Chastant Vice President – Portfolio Management	Since January 2024

Brandon Pizzurro President and Chief Investment Officer	Since April 2019
Sub-Adviser and Portfolio Managers
Parametric Portfolio Associates LLC
Richard Fong, CFA Managing Director of Investment Strategy	Since November 2020
Jennifer Mihara Managing Director, Equity Research	Since July 2024
Zach Olsen, CFA Senior Portfolio Manager	Since May 2022
James Reber(1) Managing Director, Portfolio Management	Since May 2022

(1)
Effective August 1, 2025, James Reber will retire and will no longer serve as a portfolio manager to the Fund.
Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries
For important information about purchase and sale of Fund shares, tax information and financial intermediary compensation, please refer to “Summary of Other Important Fund Information” beginning on page 181.
GuideStone Funds Prospectus | 57

GuideStone Funds Moderately Aggressive Allocation Fund	Institutional GGRYX
Investor GCOZX
Investment Objective
The Moderately Aggressive Allocation Fund seeks capital appreciation with modest current income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Moderately Aggressive Allocation Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Investor Class
Management fee	0.10%	0.10%
Other expenses	0.03%	0.29%
Acquired fund fees and expenses	0.66%	0.66%
Total annual Fund operating expenses	0.79%	1.05%

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Finally, the example assumes that all dividends and other distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	Institutional Class	Investor Class
1 Year	$81	$107
3 Years	$252	$334
5 Years	$439	$579
10 Years	$978	$1,283

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the total annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 30% of the average value of its portfolio.
58 | GuideStone Funds Prospectus

Principal Investment Strategies
●
The Fund, primarily through investments in the GuideStone Funds Select Funds (“Select Funds”), combines a greater percentage of equity securities with a smaller percentage of fixed income securities.
●
The Adviser uses the following potential ranges in allocating the Fund’s assets among the Select Funds.
Asset Class(1)	Range
Fixed Income(2)(3)	10-35%
Equities(4)	65-90%
Real Assets(2)	0-15%
Alternatives(2)	0-15%
(1)
All asset classes include a fund or funds which may invest a portion of its or their assets in derivatives.
(2)
These allocations may include investment grade and below-investment grade fixed income securities (i.e., high yield securities or junk bonds) and foreign and domestic investments.
(3)
The Fixed Income asset class may include impact-related investments.
(4)
The Equities asset class may include impact-related investments and a fund which may invest a portion of its assets in fixed income and convertible securities.
●
The Adviser may change the allocation ranges from time to time and may add or eliminate new or existing Select Funds without shareholder approval.
●
The asset classes in which the Fund may invest through the Select Funds generally are divided into:
●
Equity securities (such as common and preferred stock of U.S. companies and foreign companies, including those located in developed and emerging markets, of any sizes and employing both growth and value investment styles);
●
Fixed income securities (such as debt instruments issued by the U.S. government and its agencies and instrumentalities and foreign governments, mortgage- and asset-backed securities, domestic and foreign investment grade securities and below-investment grade securities (i.e., high yield securities or junk bonds) and short-term investments such as money market instruments);
●
Real assets (such as real estate-related securities and equity securities of real estate investment trusts (“REITs”)); and
●
Alternative investments and investment strategies with lower correlation to equity and fixed income markets (such as long-short equity strategies that employ short sales of stocks, options equity strategies, currency trading strategies, global macro strategies, relative value strategies, opportunistic fixed income strategies and/or strategies that invest in below-investment grade securities (i.e., high yield securities or junk bonds) and emerging market debt securities). These strategies employ derivative instruments such as options (e.g., equity index options), forwards (e.g., currency exchange contracts), swaps and futures.
●
The Fund may invest to a lesser extent in investments with the intention of generating positive impact in accordance with the Adviser’s Christian values, alongside financial returns, to effectively promote the Adviser’s impact themes of Sanctity of Life and Spreading of the Gospel, Human Dignity and Advancement and Stewardship of God’s Creation.
●
The Fund will rebalance its assets from time to time to adjust for changes in the values of the underlying Select Funds and changes to the allocation targets.
●
In accordance with the Adviser’s Christian values, the Fund and the Select Funds do not invest in any company that is publicly recognized (as determined by GuideStone Financial Resources of the Southern Baptist Convention (“GuideStone Financial Resources”)) for offering products or services that are incompatible with the Christian values of GuideStone Financial Resources, including, but not limited to, those involving abortion, sexual immorality, alcohol, tobacco or gambling.
Principal Investment Risks
An investment in the Fund involves risks that can significantly affect the Fund’s performance, including the risk of investing in Underlying Funds, Faith-Based Investing Risk, Equity Risk and Fixed Income Securities Risk. Descriptions of these and other principal risks of investing in the Fund are provided below. Unless otherwise noted, these risks include those that may directly or indirectly affect the Fund through its investments in the Select Funds. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
●
The Fund’s value will go up and down in response to changes in the share prices of the Select Funds that it owns. There is no guarantee that the Fund’s investments will increase in value. Therefore, it is possible to lose money by investing in the Fund.
●
Alternative Investments Risk: Alternative investments use a different approach to investing than do traditional investments (i.e., stocks, bonds and cash) and the performance of alternative investments is not expected to correlate closely with more traditional investments; however, it is possible that alternative investments will decline in value along with equity or fixed income markets, or both, or that they may not otherwise perform as expected. Alternative investments may have different characteristics and risks than do traditional investments; can be highly volatile; are often less liquid, particularly in periods of stress; are generally more complex and less transparent; and may have more complicated tax profiles than traditional investments. In addition, the performance of alternative investments may be more dependent on an
GuideStone Funds Prospectus | 59

investment manager's experience and skill than traditional investments. The use of alternative investments may not achieve the desired effect.
●
Asset Allocation Risk: The Fund is subject to asset allocation risk, which is the chance that the selection of underlying funds, and the allocation of assets to them, will cause the Fund to underperform other funds with a similar investment objective.
●
Below-Investment Grade Securities Risk: Below-investment grade securities (i.e., high yield securities or junk bonds) involve greater risks of default, are more volatile than bonds rated investment grade and are inherently speculative. Issuers of these bonds may be more sensitive to economic downturns and may be unable to make timely interest or principal payments. The Fund’s value could be hurt by price declines due to actual or perceived changes in an issuer’s ability to make such payments.
●
Controlling Voting Interest Risk: In accordance with the GuideStone Funds Trust Instrument, GuideStone Financial Resources will, at all times, directly or indirectly own, control or hold with power to vote at least 60% of the outstanding shares of GuideStone Funds. This means that GuideStone Financial Resources will control the vote on any matter that requires the approval of a majority of the outstanding shares of GuideStone Funds.
●
Credit Risk: There is a risk that the issuer of a fixed income investment may fail to pay interest or even principal due in a timely manner or at all. The value of a fixed income security may decline if the security's credit quality, or that of the security's issuer or provider of credit support, is downgraded or credit quality otherwise fails.
●
Currency Risk: Changes in currency exchange rates could adversely impact investment gains or add to investment losses. Currency exchange rates can be affected unpredictably by intervention, or failure to intervene, by U.S. or foreign governments or central banks or by currency controls or political developments in the United States or abroad.
●
Derivatives Risk: Derivatives involve risks different from, and in some respects greater than, those associated with investing directly in securities, currencies or other instruments. Derivatives may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Fund. There may be imperfect correlation between a derivative and the reference instrument underlying the derivative. Derivatives involve counterparty risk, which is the risk that the other party to the derivative will fail to make required payments or otherwise comply with the terms of the derivative. That risk is generally thought to be greater with over-the-counter (OTC) derivatives than with derivatives that are centrally cleared. However, derivatives traded on organized exchanges and/or through clearing organizations involve the possibility that the futures commission merchant or clearing organization will default in the performance of its obligations. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments.
●
Duration Risk: Fixed income securities with longer durations (e.g., greater than seven years) may be more sensitive to interest rate changes, and may be subject to greater interest rate risk. Duration measures the sensitivity of a fixed income security's price to changes in interest rates. The longer a fund’s dollar weighted average duration, the more sensitive that fund will be to interest rate changes as compared to funds with shorter dollar weighted average durations.
●
Emerging Markets Risk: When investing in emerging markets, the risks of investing in foreign securities is heightened. Emerging markets are generally smaller, less developed, less liquid and more volatile than the securities markets of the U.S. and other developed markets. There are also risks of: greater political or economic uncertainties; an economy’s dependence on revenues from particular commodities or on international aid or development assistance; currency transfer restrictions; a limited number of potential buyers for such securities resulting in increased volatility and limited liquidity for emerging market securities; trading suspensions; and delays and disruptions in securities settlement procedures. The governments of emerging market countries may also be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, intervene in the financial markets and/or impose burdensome taxes that could adversely affect security prices. In addition, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. Emerging markets are financial markets in countries with developing economies, where industrialization has commenced and the economy has linkages with the global economy. Generally, emerging markets are located in Latin America, Eastern Europe, and Asia (excluding Japan).
●
Equity Risk: Stocks and other equity securities generally fluctuate in value more than fixed income securities and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles with periods of rising and falling prices. The market value of a stock may fall due to changes in a company’s financial condition as well as general market, economic and political conditions and other factors.
●
Faith-Based Investing Risk: The Fund and the Select Funds invest in accordance with the faith-based
60 | GuideStone Funds Prospectus

investment restrictions of GuideStone Financial Resources. The Fund and the Select Funds may not be able to take advantage of certain investment opportunities due to these restrictions, which may adversely affect investment performance. In evaluating an investment, the Adviser or Sub-Adviser is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could adversely affect the analysis of the factors relevant to a particular investment.
●
Fixed Income Securities Risk: The value of fixed income securities will fluctuate in response to changes in interest rates and other economic factors. When interest rates rise, the prices of fixed income securities fall and vice versa. Recent events in the fixed income market may expose the Fund to heightened interest rate risk and volatility. Following a period of historically low interest rates, the U.S. Federal Reserve raised rates multiple times in an effort to combat inflation in the U.S. economy. Though the Federal Reserve has since lowered interest rates slightly, it is unclear if such lowering will continue. Very low or negative interest rates may impact the yield of the Fund’s investments in fixed income securities and may increase the risk that, if followed by rising interest rates, the Fund’s performance will be negatively impacted. The Fund is subject to the risk that the income generated by its investments in fixed income securities may not keep pace with inflation. Other factors may affect fixed income securities, such as financial conditions of a particular issuer, including its credit standing, and general economic conditions. The yield earned by the Fund will also vary with changes in interest rates and other economic factors.
●
Foreign Securities Risk: Obligations or securities of foreign issuers may be negatively affected by political events, economic conditions or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards, which may increase investment risk. Security values also may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. It may take more time to clear and settle trades involving foreign securities. In addition, securities issued by U.S. entities with substantial foreign operations or holdings can involve risks relating to conditions in foreign countries.
●
Growth Investing Risk: Growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth investing also is subject to the risk that the stock price of one or more companies will fall or will fail to appreciate as anticipated, regardless of movements in the securities market. Growth stocks also tend to be more volatile than value stocks, so in a declining market, their prices may decrease more than value stocks in general.
●
Impact Investing Risk: The application of impact investing criteria carries the risk that, under certain market conditions, the Fund may not be able to take advantage of certain investment opportunities due to that criteria, which may adversely affect investment performance. There is a chance that the information and data used in evaluating an impact-based investment may be incomplete, inaccurate or unavailable, which could adversely affect the analysis of the impact investing factors relevant to a particular investment. Successful application of impact investing strategies depends upon the skill of investment managers in properly identifying and analyzing impact investing issues. Investments made may not generate the amount of positive impact that was intended when the investment was made.
●
Market Risk: The Fund’s value will go up and down in response to changes in the market value of its investments, sometimes rapidly and unpredictably. Market value will change due to business developments concerning a particular issuer or industry, as well as general market and economic conditions. Changes in the financial condition of a single issuer can impact the market as a whole. Geopolitical risks, including terrorism, tensions, trade disputes or open conflict between nations, or political or economic dysfunction within some nations that are major players on the world stage or major producers of oil, may lead to instability in world economies and markets, may lead to increased market volatility and may have adverse long-term effects. Local, regional or global events such as the spread of infectious illnesses or other public health issues, recessions, financial institution failures, natural disasters or other events could have a significant impact on the Fund and its investments. In addition, markets and market participants are increasingly reliant upon information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access and similar circumstances may have an adverse impact upon a single issuer, a group of issuers or the market at-large. Additionally, legislative, regulatory or tax developments may affect the investments or investment strategies available to the Adviser in connection with managing the Fund, which may also adversely affect the ability of the Fund to achieve its investment objective.
●
Mortgage- and Asset-Backed Securities Risk: The Fund is subject to the risk that the principal on mortgage- and asset-backed securities held by the Fund will be prepaid, which generally will reduce the yield and market value of these securities. If interest rates fall, the rate of prepayments tends to increase as borrowers are motivated to pay off debt and refinance at new lower rates. Rising interest rates may increase the risk of default by borrowers and tend to extend the duration of these securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, to the extent the Fund holds these types of securities, it may experience additional volatility and losses. This is known as extension risk. Moreover, declines in the credit quality of the issuers of mortgage- and asset-backed securities or instability in the markets for such securities may affect the value and liquidity of such securities, which could result in losses to the Fund. In addition, certain mortgage- and asset-backed
GuideStone Funds Prospectus | 61

securities may include securities backed by pools of loans made to “subprime” borrowers or borrowers with blemished credit histories; the risk of defaults is generally higher in the case of mortgage pools that include such subprime mortgages.
●
Real Estate Investing Risk: Investments in REITs and other real estate-related company securities will fluctuate due to factors affecting the real estate market, including, among others, interest rates, overbuilding, changes in rental fees, limited diversification and changes in law. In addition, REITs may be affected by changes in the value of the underlying properties they own and may be affected by the quality of any credit they extend. REITs are also dependent upon management skills and are subject to heavy cash flow dependency, defaults by borrowers and self-liquidation.
●
Risk of Investing in Underlying Funds: Because the Fund indirectly pays a portion of the expenses incurred by the Select Funds in which it invests, in addition to paying its own expenses, the overall cost of investing in the Fund may be higher than investing in the individual Select Funds directly. The Fund’s risks will directly correspond to the risks of the underlying funds in which it invests, and the selection of the underlying funds and the allocation of the Fund’s assets among the various asset classes could cause the Fund to underperform compared to other funds with a similar investment objective.
●
Small Capitalization Companies Risk: An investment in a smaller company may be more volatile and less liquid than an investment in a larger company. Small companies generally are more sensitive to adverse business and economic conditions than larger, more established companies. Small companies may have limited financial resources, management experience, markets and product diversification.
●
U.S. Government Securities Risk: Not all obligations of U.S. government agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some are backed by a right to borrow from the U.S. Treasury, while others are backed only by the credit of the issuing agency or instrumentality. Accordingly, these securities carry at least some risk of non-payment. It is possible that issuers of U.S. government securities will not have the funds to meet their payment obligations in the future.
●
Value Investing Risk: There is a risk that value-oriented investments may not perform as well as the rest of the stock market as a whole. Value stocks may remain undervalued or may decrease in value during a given period or may not ever realize what the investment manager believes to be their full value.
Performance
The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s Investor Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s Investor Class returns, both before and after taxes, and the Fund’s Institutional Class returns, before taxes, averaged over certain periods of time, compare to the performance of a broad-based securities market index, the MSCI ACWI (All Country World Index) Index - Net, during the same periods. In addition, the performance of the Bloomberg US Aggregate Bond Index, Russell 3000® Index, MSCI ACWI (All Country World Index) ex USA Index - Net and a composite index are provided. The other securities market indexes show how the Fund’s performance compares with the returns of other securities market indexes that reflect market sectors in which the Fund invests, during the same periods.  The Composite Index shows how the Fund’s performance compares with the returns of an index constructed by the Adviser as a composite of various securities market indexes to reflect the market sectors in which the Fund invests, during the same periods. The performance of each index is shown for the same periods as shown for the performance of the Investor Class.
The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Prior to January 27, 2023, the Fund had different asset class allocations. Updated performance information is available on the GuideStone Funds’ website at GuideStoneFunds.com or by calling 1-888-GS-FUNDS (1-888-473-8637).

Investor Class Annual Total Returns years ended 12/31

30%
20%
10%
0%
-10%
-20%
(3.83)%
7.08%
18.59%
(7.50)%
22.33%
12.96%
11.56%
(18.03)%
16.57%
12.03%
2015
2016
2017
2018
2019
2020
2021
2022
2023
2024

Best Quarter:	15.60%	6/30/2020
Worst Quarter:	(17.71)%	3/31/2020
62 | GuideStone Funds Prospectus

Average Annual Total Returns as of 12/31/24

	One Year	Five Years	Ten Years	Since Inception	Inception Date
Investor Class before taxes	12.03%	6.17%	6.43%	5.94%	08/27/2001
Investor Class after taxes on distributions(1)	10.80%	4.63%	4.58%	4.42%
Investor Class after taxes on distributions and sale of Fund shares(1)(2)	7.43%	4.49%	4.61%	4.43%
Institutional Class before taxes	12.20%	6.44%	N/A	7.52%	11/23/2015
MSCI ACWI (All Country World Index) Index - Net(3) (reflects no deduction for fees, expenses or taxes)	17.49%	10.06%	9.23%	7.32%
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	1.25%	(0.33)%	1.35%	3.45%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	23.81%	13.86%	12.55%	9.24%
MSCI ACWI (All Country World Index) ex USA Index - Net (reflects no deduction for fees, expenses or taxes)	5.53%	4.10%	4.80%	5.64%
Composite Index (reflects no deduction for fees, expenses or taxes)	12.87%	7.78%	7.56%	6.77%
(1)
After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-advantaged arrangements, such as 403(b) plans, 401(k) plans or individual retirement accounts (IRAs). After tax returns are shown only for the Investor Class and after tax returns for the Institutional Class will vary.
(2)
Returns may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.
(3)
Effective December 31, 2024, the Fund incorporated this broad-based securities market index in connection with new regulatory requirements.
Management
Investment Adviser and Portfolio Managers
GuideStone Capital Management, LLC

Joshua Chastant Vice President – Portfolio Management	Since January 2024

Brandon Pizzurro President and Chief Investment Officer	Since April 2019
Sub-Adviser and Portfolio Managers
Parametric Portfolio Associates LLC
Richard Fong, CFA Managing Director of Investment Strategy	Since November 2020
Jennifer Mihara Managing Director, Equity Research	Since July 2024
Zach Olsen, CFA Senior Portfolio Manager	Since May 2022
James Reber(1) Managing Director, Portfolio Management	Since May 2022

(1)
Effective August 1, 2025, James Reber will retire and will no longer serve as a portfolio manager to the Fund.
Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries
For important information about purchase and sale of Fund shares, tax information and financial intermediary compensation, please refer to “Summary of Other Important Fund Information” beginning on page 181.
GuideStone Funds Prospectus | 63

GuideStone Funds Aggressive Allocation Fund	Institutional GAGYX
Investor GGBZX
Investment Objective
The Aggressive Allocation Fund seeks capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Aggressive Allocation Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Investor Class
Management fee	0.10%	0.10%
Other expenses	0.03%	0.29%
Acquired fund fees and expenses(1)	0.70%	0.70%
Total annual Fund operating expenses	0.83%	1.09%
(1)
Acquired fund fees and expenses have been restated to reflect estimated expenses for the current fiscal year based on the Fund’s target allocation among the underlying funds.

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Finally, the example assumes that all dividends and other distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	Institutional Class	Investor Class
1 Year	$85	$111
3 Years	$265	$347
5 Years	$460	$601
10 Years	$1,025	$1,329

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the total annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 27% of the average value of its portfolio.
64 | GuideStone Funds Prospectus

Principal Investment Strategies
●
The Fund, primarily through investments in the GuideStone Funds Select Funds (“Select Funds”), combines a greater percentage of U.S. equity securities with a smaller percentage of non-U.S. equity securities.
●
The Adviser uses the following potential ranges in allocating the Fund’s assets among the Select Funds.
Asset Class(1)	Range
Fixed Income(2)	0-10%
Equities(3)	90-100%
(1)
All asset classes include a fund or funds which may invest a portion of its or their assets in derivatives.
(2)
The Fixed Income asset class may include impact-related investments.
(3)
The Equities asset class may include impact-related investments and a fund which may invest a portion of its assets in fixed income and convertible securities.
●
The Adviser may change the allocation ranges from time to time and may add or eliminate new or existing Select Funds without shareholder approval.
●
The asset classes in which the Fund may invest through the Select Funds generally are divided into:
●
Equity securities (such as common and preferred stock of U.S. companies and foreign companies, including those located in developed and emerging markets, of any sizes and employing both growth and value investment styles); and
●
Fixed income securities (such as debt instruments issued by the U.S. government and its agencies and instrumentalities and short-term investments such as money market instruments).
●
The Fund may invest to a lesser extent in investments with the intention of generating positive impact in accordance with the Adviser’s Christian values, alongside financial returns, to effectively promote the Adviser’s impact themes of Sanctity of Life and Spreading of the Gospel, Human Dignity and Advancement and Stewardship of God’s Creation.
●
As part of its allocation to the equities asset class, the Fund may invest in Select Funds that employ an index strategy, which seeks to provide investment results approximating the returns of a specified index.
●
The Fund will rebalance its assets from time to time to adjust for changes in the values of the underlying Select Funds and changes to the allocation targets.
●
In accordance with the Adviser’s Christian values, the Fund and the Select Funds do not invest in any company that is publicly recognized (as determined by GuideStone Financial Resources of the Southern Baptist Convention (“GuideStone Financial Resources”)) for offering products or services that are incompatible with the Christian values of GuideStone Financial Resources, including, but not limited to, those involving abortion, sexual immorality, alcohol, tobacco or gambling.
Principal Investment Risks
An investment in the Fund involves risks that can significantly affect the Fund’s performance, including the risk of investing in Underlying Funds, Faith-Based Investing Risk and Equity Risk. Descriptions of these and other principal risks of investing in the Fund are provided below. Unless otherwise noted, these risks include those that may directly or indirectly affect the Fund through its investments in the Select Funds. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
●
The Fund’s value will go up and down in response to changes in the share prices of the Select Funds that it owns. There is no guarantee that the Fund’s investments will increase in value. Therefore, it is possible to lose money by investing in the Fund.
●
Asset Allocation Risk: The Fund is subject to asset allocation risk, which is the chance that the selection of underlying funds, and the allocation of assets to them, will cause the Fund to underperform other funds with a similar investment objective.
●
Controlling Voting Interest Risk: In accordance with the GuideStone Funds Trust Instrument, GuideStone Financial Resources will, at all times, directly or indirectly own, control or hold with power to vote at least 60% of the outstanding shares of GuideStone Funds. This means that GuideStone Financial Resources will control the vote on any matter that requires the approval of a majority of the outstanding shares of GuideStone Funds.
●
Credit Risk: There is a risk that the issuer of a fixed income investment may fail to pay interest or even principal due in a timely manner or at all. The value of a fixed income security may decline if the security's credit quality, or that of the security's issuer or provider of credit support, is downgraded or credit quality otherwise fails.
●
Currency Risk: Changes in currency exchange rates could adversely impact investment gains or add to investment losses. Currency exchange rates can be affected unpredictably by intervention, or failure to intervene, by U.S. or foreign governments or central banks or by currency controls or political developments in the United States or abroad.
●
Derivatives Risk: Derivatives involve risks different from, and in some respects greater than, those associated with investing directly in securities, currencies or other instruments. Derivatives may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Fund. There may be imperfect correlation between a derivative and the reference instrument underlying the derivative. Derivatives involve counterparty risk, which is the risk that the other party to the derivative will fail to make required payments or otherwise comply with the terms of the derivative. That
GuideStone Funds Prospectus | 65

risk is generally thought to be greater with over-the-counter (OTC) derivatives than with derivatives that are centrally cleared. However, derivatives traded on organized exchanges and/or through clearing organizations involve the possibility that the futures commission merchant or clearing organization will default in the performance of its obligations. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments.
●
Emerging Markets Risk: When investing in emerging markets, the risks of investing in foreign securities is heightened. Emerging markets are generally smaller, less developed, less liquid and more volatile than the securities markets of the U.S. and other developed markets. There are also risks of: greater political or economic uncertainties; an economy’s dependence on revenues from particular commodities or on international aid or development assistance; currency transfer restrictions; a limited number of potential buyers for such securities resulting in increased volatility and limited liquidity for emerging market securities; trading suspensions; and delays and disruptions in securities settlement procedures. The governments of emerging market countries may also be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, intervene in the financial markets and/or impose burdensome taxes that could adversely affect security prices. In addition, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. Emerging markets are financial markets in countries with developing economies, where industrialization has commenced and the economy has linkages with the global economy. Generally, emerging markets are located in Latin America, Eastern Europe, and Asia (excluding Japan).
●
Equity Risk: Stocks and other equity securities generally fluctuate in value more than fixed income securities and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles with periods of rising and falling prices. The market value of a stock may fall due to changes in a company’s financial condition as well as general market, economic and political conditions and other factors.
●
Faith-Based Investing Risk: The Fund and the Select Funds invest in accordance with the faith-based investment restrictions of GuideStone Financial Resources. The Fund and the Select Funds may not be able to take advantage of certain investment opportunities due to these restrictions, which may adversely affect investment performance. In evaluating an investment, the Adviser or Sub-Adviser is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could adversely affect the analysis of the factors relevant to a particular investment.
●
Fixed Income Securities Risk: The value of fixed income securities will fluctuate in response to changes in interest rates and other economic factors. When interest rates rise, the prices of fixed income securities fall and vice versa. Recent events in the fixed income market may expose the Fund to heightened interest rate risk and volatility. Following a period of historically low interest rates, the U.S. Federal Reserve raised rates multiple times in an effort to combat inflation in the U.S. economy. Though the Federal Reserve has since lowered interest rates slightly, it is unclear if such lowering will continue. Very low or negative interest rates may impact the yield of the Fund’s investments in fixed income securities and may increase the risk that, if followed by rising interest rates, the Fund’s performance will be negatively impacted. The Fund is subject to the risk that the income generated by its investments in fixed income securities may not keep pace with inflation. Other factors may affect fixed income securities, such as financial conditions of a particular issuer, including its credit standing, and general economic conditions. The yield earned by the Fund will also vary with changes in interest rates and other economic factors.
●
Foreign Securities Risk: Obligations or securities of foreign issuers may be negatively affected by political events, economic conditions or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards, which may increase investment risk. Security values also may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. It may take more time to clear and settle trades involving foreign securities. In addition, securities issued by U.S. entities with substantial foreign operations or holdings can involve risks relating to conditions in foreign countries.
●
Growth Investing Risk: Growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth investing also is subject to the risk that the stock price of one or more companies will fall or will fail to appreciate as anticipated, regardless of movements in the securities market. Growth stocks also tend to be more volatile than value stocks, so in a declining market, their prices may decrease more than value stocks in general.
●
Impact Investing Risk: The application of impact investing criteria carries the risk that, under certain market conditions, the Fund may not be able to take advantage of certain investment opportunities due to that criteria, which may adversely affect investment performance. There is a chance that the information and data used in evaluating an impact-based investment may be incomplete, inaccurate or unavailable, which could adversely affect the analysis of
66 | GuideStone Funds Prospectus

the impact investing factors relevant to a particular investment. Successful application of impact investing strategies depends upon the skill of investment managers in properly identifying and analyzing impact investing issues. Investments made may not generate the amount of positive impact that was intended when the investment was made.
●
Index Strategy Risk: Index strategies generally involve investing in securities included in an index, or a representative sample of such securities, regardless of market trends. Investments in funds employing an index strategy may not perform as well as investments in actively managed funds that select securities based on economic, financial and market analysis, because the index strategy fund will generally not sell a security if its issuer is in financial trouble, unless that security is removed or is anticipated to be removed from the index. An index strategy fund must pay various expenses, and therefore, its return may differ from the index’s total return, which does not reflect any expenses. Cash flow into and out of a fund, portfolio transaction costs, changes in the securities that comprise the index and the fund’s valuation procedures also may affect an index strategy fund’s performance. For any Select Fund with an index strategy, the fund’s faith-based investment policies and restrictions may prevent the fund from investing in certain securities which comprise the index, which may cause the fund to have lower performance than the index and contribute to a lower correlation between the performance of the fund and the index. Therefore, there can be no assurance that the performance of the index strategy will match that of its benchmark index.
●
Market Risk: The Fund’s value will go up and down in response to changes in the market value of its investments, sometimes rapidly and unpredictably. Market value will change due to business developments concerning a particular issuer or industry, as well as general market and economic conditions. Changes in the financial condition of a single issuer can impact the market as a whole. Geopolitical risks, including terrorism, tensions, trade disputes or open conflict between nations, or political or economic dysfunction within some nations that are major players on the world stage or major producers of oil, may lead to instability in world economies and markets, may lead to increased market volatility and may have adverse long-term effects. Local, regional or global events such as the spread of infectious illnesses or other public health issues, recessions, financial institution failures, natural disasters or other events could have a significant impact on the Fund and its investments. In addition, markets and market participants are increasingly reliant upon information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access and similar circumstances may have an adverse impact upon a single issuer, a group of issuers or the market at-large. Additionally, legislative, regulatory or tax developments may affect the investments or investment strategies available to the Adviser in connection with managing the Fund, which may also adversely affect the ability of the Fund to achieve its investment objective.
●
Risk of Investing in Underlying Funds: Because the Fund indirectly pays a portion of the expenses incurred by the Select Funds in which it invests, in addition to paying its own expenses, the overall cost of investing in the Fund may be higher than investing in the individual Select Funds directly. The Fund’s risks will directly correspond to the risks of the underlying funds in which it invests, and the selection of the underlying funds and the allocation of the Fund’s assets among the various asset classes could cause the Fund to underperform compared to other funds with a similar investment objective.
●
Small Capitalization Companies Risk: An investment in a smaller company may be more volatile and less liquid than an investment in a larger company. Small companies generally are more sensitive to adverse business and economic conditions than larger, more established companies. Small companies may have limited financial resources, management experience, markets and product diversification.
●
U.S. Government Securities Risk: Not all obligations of U.S. government agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some are backed by a right to borrow from the U.S. Treasury, while others are backed only by the credit of the issuing agency or instrumentality. Accordingly, these securities carry at least some risk of non-payment. It is possible that issuers of U.S. government securities will not have the funds to meet their payment obligations in the future.
●
Value Investing Risk: There is a risk that value-oriented investments may not perform as well as the rest of the stock market as a whole. Value stocks may remain undervalued or may decrease in value during a given period or may not ever realize what the investment manager believes to be their full value.
Performance
The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s Investor Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s Investor Class returns, both before and after taxes, and the Fund’s Institutional Class returns, before taxes, averaged over certain periods of time, compare to the performance of a broad-based securities market index, the MSCI ACWI (All Country World Index) Index - Net, during the same periods. In addition, the performance of the Russell 3000® Index, MSCI ACWI (All Country World Index) ex USA Index - Net and a composite index are provided. The other securities market indexes show how the Fund’s performance compares with the returns of other
GuideStone Funds Prospectus | 67

securities market indexes that reflect market sectors in which the Fund invests, during the same periods.  The Composite Index shows how the Fund’s performance compares with the returns of an index constructed by the Adviser as a composite of securities market indexes to reflect the market sectors in which the Fund invests, during the same periods. The performance of each index is shown for the same periods as shown for the performance of the Investor Class.
The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Prior to January 27, 2023, the Fund had different asset class allocations. Updated performance information is available on the GuideStone Funds’ website at GuideStoneFunds.com or by calling 1-888-GS-FUNDS (1-888-473-8637).

Investor Class Annual Total Returns years ended 12/31

40%
30%
20%
10%
0%
-10%
-20%
(2.39)%
6.38%
25.49%
(10.15)%
26.86%
15.49%
14.89%
(19.57)%
20.66%
15.43%
2015
2016
2017
2018
2019
2020
2021
2022
2023
2024

Best Quarter:	19.46%	6/30/2020
Worst Quarter:	(22.18)%	3/31/2020

Average Annual Total Returns as of 12/31/24

	One Year	Five Years	Ten Years	Since Inception	Inception Date
Investor Class before taxes	15.43%	8.25%	8.24%	6.67%	08/27/2001
Investor Class after taxes on distributions(1)	14.42%	6.53%	5.99%	5.15%
Investor Class after taxes on distributions and sale of Fund shares(1)	9.66%	6.16%	5.98%	5.12%
Institutional Class before taxes	15.70%	8.51%	N/A	9.29%	11/23/2015
MSCI ACWI (All Country World Index) Index - Net(2) (reflects no deduction for fees, expenses or taxes)	17.49%	10.06%	9.23%	7.32%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	23.81%	13.86%	12.55%	9.24%
MSCI ACWI (All Country World Index) ex USA Index - Net (reflects no deduction for fees, expenses or taxes)	5.53%	4.10%	4.80%	5.64%
Composite Index (reflects no deduction for fees, expenses or taxes)	16.30%	9.96%	9.47%	7.63%
(1)
After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-advantaged arrangements, such as 403(b) plans, 401(k) plans or individual retirement accounts (IRAs). After tax returns are shown only for the Investor Class and after tax returns for the Institutional Class will vary.
(2)
Effective December 31, 2024, the Fund incorporated this broad-based securities market index in connection with new regulatory requirements.
68 | GuideStone Funds Prospectus

Management
Investment Adviser and Portfolio Managers
GuideStone Capital Management, LLC

Joshua Chastant Vice President – Portfolio Management	Since January 2024

Brandon Pizzurro President and Chief Investment Officer	Since April 2019
Sub-Adviser and Portfolio Managers
Parametric Portfolio Associates LLC
Richard Fong, CFA Managing Director of Investment Strategy	Since November 2020
Jennifer Mihara Managing Director, Equity Research	Since July 2024
Zach Olsen, CFA Senior Portfolio Manager	Since May 2022
James Reber(1) Managing Director, Portfolio Management	Since May 2022

(1)
Effective August 1, 2025, James Reber will retire and will no longer serve as a portfolio manager to the Fund.
Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries
For important information about purchase and sale of Fund shares, tax information and financial intermediary compensation, please refer to “Summary of Other Important Fund Information” beginning on page 181.
GuideStone Funds Prospectus | 69

GuideStone Funds Money Market Fund	Institutional GMYXX
Investor GMZXX
Investment Objective
The Money Market Fund seeks to maximize current income to the extent consistent with the preservation of capital and liquidity, and the maintenance of a stable per share price of $1.00.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Money Market Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Investor Class
Management fee	0.11%	0.11%
Other expenses	0.04%	0.31%
Total annual Fund operating expenses	0.15%	0.42%

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Finally, the example assumes that all dividends and other distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	Institutional Class	Investor Class
1 Year	$15	$43
3 Years	$48	$135
5 Years	$85	$235
10 Years	$192	$530
70 | GuideStone Funds Prospectus

Principal Investment Strategies
●
The Fund is a government money market fund. The Fund invests 99.5% or more of its total assets in:
●
Securities issued or guaranteed as to principal or interest by the United States, or by a person controlled or supervised by and acting as an instrumentality of the government of the United States pursuant to authority granted by the Congress of the United States; or any certificate of deposit for any of the foregoing ("U.S. government securities");
●
Repurchase agreements that are collateralized fully by cash items or U.S. Treasury and U.S. government securities; and
●
Cash.
●
The Fund expects, but does not guarantee, a constant net asset value (“NAV”) of $1.00 per share by valuing its portfolio securities at amortized cost. Fund affiliates have no obligation to make a capital infusion, enter into a capital support agreement or take other actions to prevent the NAV per share of the Fund from falling below $0.995.
●
The Fund maintains a dollar-weighted average portfolio maturity of 60 calendar days or less and a dollar-weighted average life portfolio maturity of 120 calendar days or less.
●
The Fund invests only in U.S. dollar-denominated securities and in instruments that mature in 397 calendar days or less from the date of purchase.
●
The Fund may invest only in securities that comply with the quality, maturity, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, (“Rule 2a-7”) which regulates money market mutual funds, and other rules of the U.S. Securities and Exchange Commission (“SEC”).
●
As a government money market fund, the Fund is not subject to liquidity fees, although the Board of Directors of GuideStone Funds (the “Board”) may elect to impose such fees in the future. Should the Board elect to do so, such change would only become effective after shareholders were provided with specific advance notice of the change in the Fund’s policy and provided with the opportunity to redeem their shares in accordance with Rule 2a-7 before the policy change became effective.
●
The Adviser may, in its sole discretion, maintain a temporary defensive position with respect to the Fund. Although not required to do so, the Adviser or its affiliate may waive or cause to be waived fees owed by the Fund, in attempt to maintain a stable $1.00 NAV per share.
●
The Fund uses one or more Sub-Advisers to manage its portfolio under the oversight of the Adviser. The Adviser recommends sub-adviser selections to the Board based on a variety of qualitative and quantitative factors in an attempt to maximize return across the entire portfolio while minimizing risk to the extent possible.
●
In accordance with the Adviser’s Christian values, the Fund does not invest in any company that is publicly recognized (as determined by GuideStone Financial Resources of the Southern Baptist Convention (“GuideStone Financial Resources”)) for offering products or services that are incompatible with the Christian values of GuideStone Financial Resources, including, but not limited to, those involving abortion, sexual immorality, alcohol, tobacco or gambling.
Principal Investment Risks
An investment in the Fund involves risks that can significantly affect the Fund’s performance, including Money Market Risk, Faith-Based Investing Risk, Repurchase Agreement Risk, Risks Associated With Holding Cash, U.S. Government Securities Risk and Interest Rate Risk. Descriptions of these and other principal risks of investing in the Fund are provided below.
●
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.
●
Controlling Voting Interest Risk: In accordance with the GuideStone Funds Trust Instrument, GuideStone Financial Resources will, at all times, directly or indirectly own, control or hold with power to vote at least 60% of the outstanding shares of GuideStone Funds. This means that GuideStone Financial Resources will control the vote on any matter that requires the approval of a majority of the outstanding shares of GuideStone Funds.
●
Credit Risk: There is a risk that the issuer of a fixed income investment owned by the Fund may fail to pay interest or even principal due in a timely manner or at all. The value of a security held by the Fund may decline if the security's credit quality, or that of the security's issuer or provider of credit support, is downgraded or credit quality otherwise falls.
●
Faith-Based Investing Risk: The Fund invests in accordance with the faith-based investment restrictions of GuideStone Financial Resources. The Fund may not be able to take advantage of certain investment opportunities due to these restrictions, which may adversely affect investment performance. In evaluating an investment, the Adviser or Sub-Adviser is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could adversely affect the analysis of the factors relevant to a particular investment.
●
Interest Rate Risk: A sharp rise in interest rates could cause the value of the Fund’s investments and its share price to drop. A low or negative interest rate environment
GuideStone Funds Prospectus | 71

may prevent the Fund from providing a positive yield or impair the Fund's ability to maintain a stable $1.00 NAV per share. Recent events in the fixed income market may expose the Fund to heightened interest rate risk and volatility. Following a period of historically low interest rates, the U.S. Federal Reserve raised rates multiple times in an effort to combat inflation in the U.S. economy. Though the Federal Reserve has since lowered interest rates slightly, it is unclear if such lowering will continue. Changes in interest rates also may change the resale value of the instruments held in the Fund’s portfolio. When interest rates decline, issuers may prepay higher-yielding securities held by the Fund, resulting in the Fund reinvesting in securities with lower yields, which may cause a decline in its income. When interest rates go up, the market values of previously issued money market instruments generally decline and may have an adverse effect on the Fund’s ability to maintain a stable $1.00 share price. The Fund’s return will drop if short-term interest rates drop. There is no guarantee the Fund will maintain a positive yield. Any changes to monetary policy by the Federal Reserve or other regulatory actions may affect interest rates. Over time, the value of the Fund’s return may be eroded by inflation.
●
Large Shareholder Transactions Risk: The Fund may experience adverse effects when certain large shareholders, including institutional accounts managed by the Adviser’s affiliates, as well as other series of GuideStone Funds (i.e., funds) that invest in the Fund, purchase or redeem large amounts of Fund shares. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s net asset value and liquidity. An ability to sell one or more portfolio securities can adversely affect the Fund's ability to maintain a $1.00 share price or prevent the Fund from being able to take advantage of other investment opportunities. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions also will increase the distribution of taxable income to shareholders if sales of portfolio investments result in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.
●
Liquidity Risk: From time to time, certain securities held by the Fund may become less liquid in response to market developments or adverse credit events that may affect issuers or guarantors of a security. The Fund might not be able to sell a security promptly and at an acceptable price, which could have the effect of decreasing the overall level of the Fund’s liquidity and may have an adverse effect on the Fund’s ability to maintain a $1.00 per share price.
●
Money Market Risk: Factors such as, but not limited to, an increase in interest rates, a decline in the credit quality of one or more issuers, large redemptions of the Fund’s shares or adverse market conditions impacting the trading or the value of money market instruments could cause the Fund’s share price to decrease below $1.00.
●
Redemption Risk: The Fund may experience periods of heavy redemptions that could cause the Fund to sell assets at inopportune times or at a loss or depressed value. Redemption risk is heightened during periods of declining or illiquid markets. Heavy redemptions could hurt the Fund’s performance.
●
Repurchase Agreement Risk: The obligations of a counterparty to a repurchase agreement are not guaranteed. The Fund permits various forms of securities as collateral whose values fluctuate and are issued or guaranteed by the U.S. government. There are risks that a counterparty may default at a time when the collateral has declined in value, or a counterparty may become insolvent, which may affect the Fund’s right to control the collateral. Repurchase agreements are subject to credit risk. If the seller in a repurchase agreement transaction defaults on its obligations to repurchase a security, the Fund may suffer delays, incur costs and lose money in exercising its rights.
●
Risks Associated with Holding Cash: As a government money market fund, the Fund will likely hold some of its assets in cash, which may negatively affect the Fund’s performance. Maintaining cash positions may also subject the Fund to additional risks and costs, such as increased exposure to the custodian bank holding the assets and any fees imposed for large cash balances.
●
Sub-Adviser Risk: The performance of the Fund will depend on how successfully its Sub-Adviser pursues its investment strategies.
●
U.S. Government Securities Risk: Securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”) or the Federal Home Loan Mortgage Corporation (“Freddie Mac”)) are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and repayment of principal when held to maturity. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent the payment of interest or principal and it is possible that issuers of U.S. government securities will not have the funds to meet their payment obligations in the future. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of
72 | GuideStone Funds Prospectus

the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government related organizations may not have the funds to meet their payment obligations in the future.
Performance
The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s Investor Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s Investor Class and Institutional Class returns, averaged over certain periods of time, compare to the performance of a broad-based securities market index during the same periods.
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the GuideStone Funds’ website at GuideStoneFunds.com or by calling 1-888-GS-FUNDS (1-888-473-8637).
Prior to May 1, 2016, the Fund operated as a “prime money market fund,” and invested in certain types of securities that it is no longer permitted to hold. Consequently, the performance information below may have been different if the current investment limitations had been in effect during the period prior to the Fund’s conversion to a government money market fund.

Investor Class Annual Total Returns years ended 12/31

6%
5%
4%
3%
2%
1%
0%
0.02%
0.04%
0.51%
1.48%
1.85%
0.28%
0.00%
1.29%
4.73%
4.90%
2015
2016
2017
2018
2019
2020
2021
2022
2023
2024

Best Quarter:	1.26%	12/31/2023
Worst Quarter:	0.00%	3/31/2022

Average Annual Total Returns as of 12/31/24

	One Year	Five Years	Ten Years
Investor Class before taxes	4.90%	2.22%	1.50%
Institutional Class before taxes	5.19%	2.40%	1.69%
Bloomberg US Treasury Bills: 1-3 Months Index (reflects no deduction for fees, expenses or taxes)	5.32%	2.49%	1.75%
Management
Investment Adviser
GuideStone Capital Management, LLC
Sub-Adviser
BlackRock Advisors, LLC
Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries
For important information about purchase and sale of Fund shares, tax information and financial intermediary compensation, please refer to “Summary of Other Important Fund Information” beginning on page 181.
GuideStone Funds Prospectus | 73

GuideStone Funds Low-Duration Bond Fund	Institutional GLDYX
Investor GLDZX
Investment Objective
The Low-Duration Bond Fund seeks current income consistent with preservation of capital.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Low-Duration Bond Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Investor Class
Management fee(1)	0.30%	0.30%
Other expenses	0.07%	0.35%
Acquired fund fees and expenses	0.01%	0.01%
Total annual Fund operating expenses	0.38%	0.66%
(1)
The management fee has been restated to reflect the estimated fee for the current fiscal year.

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Finally, the example assumes that all dividends and other distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	Institutional Class	Investor Class
1 Year	$39	$67
3 Years	$122	$211
5 Years	$213	$368
10 Years	$480	$822

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the total annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 157% of the average value of its portfolio.
74 | GuideStone Funds Prospectus

Principal Investment Strategies
●
The Fund invests mainly (at least, and typically more than, 80% of its net assets, plus borrowings for investment purposes, if any) in investment grade fixed income instruments. The Fund’s portfolio is diversified among a large number of companies across different industries and economic sectors.
●
The Fund invests primarily in:
●
Obligations issued or guaranteed by:
●
The U.S. government, its agencies and instrumentalities, banks and corporations; and
●
Foreign governments, banks and corporations of developed and emerging markets.
●
Mortgage- and asset-backed securities.
●
Repurchase agreements relating to the above instruments.
●
The average credit quality rating for the Fund’s portfolio will be greater than or equal to “A” as rated by Moody’s Investors Service, Inc. (“Moody’s”) or the equivalent by S&P Global Ratings or Fitch, Inc./Fitch Ratings Ltd. (“Fitch”). The Fund invests primarily in investment grade securities but may invest up to 15% of its assets in below-investment grade securities (i.e., high yield securities or junk bonds) rated “Ba” or higher by Moody’s or the equivalent by S&P Global Ratings or Fitch (or if unrated, determined by the Adviser or a Sub-Adviser to be of the same quality). Mortgage- and asset-backed securities held by the Fund may include those backed by loans to subprime borrowers. If an investment held by the Fund is downgraded below a "Ba" or equivalent rating, the Adviser or Sub-Adviser will take action that it believes to be advantageous for the Fund.
●
The average dollar-weighted duration of the Fund normally varies between one and three years. Duration measures the sensitivity of a fixed income security's price to changes in interest rates. The longer a fixed income security’s duration, the more sensitive that security will be to changes in interest rates. Similarly, the longer the Fund’s dollar-weighted average duration, the more sensitive the Fund will be to interest rate changes than a fund with a shorter dollar-weighted average duration.
●
The Fund may hold up to 30% of its assets in obligations denominated in currencies other than the U.S. dollar and may invest beyond this limit when considering U.S. dollar-denominated securities of foreign issuers. Unhedged non-U.S. dollar currency exposure is limited to 5% of the Fund’s total market value.
●
The Fund may invest to a lesser extent in preferred stock.
●
The Fund may use various types of derivative instruments including, but not limited to, forward currency exchange contracts and options thereon (to hedge against fluctuation in foreign currencies or to gain exposure to foreign currencies); interest rate futures and options, yield curve options and options on stock indexes (for investment purposes); credit default swaps, currency swaps, interest rate swaps, interest rate floors and caps and swaptions (for investment purposes and to hedge against fluctuations in foreign currencies and interest rates); and options on mortgage-backed securities (for investment purposes and as a substitute for cash bonds). The Fund may also take long or short positions in other types of derivative instruments, such as futures contracts, forward options, options and swap agreements as a substitute for taking a position in an underlying asset, to increase returns, to manage market, foreign currency and/or duration or interest rate risk, or as part of a hedging strategy.
●
The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective.
●
The Fund may invest its uninvested cash in high-quality, short-term debt securities, which may include repurchase agreements and high-quality money market instruments, and also may invest uninvested cash in the GuideStone Funds Money Market Fund. To the extent the Fund invests in a money market fund, it generally is not subject to the limits placed on investments in other investment companies. Generally, these securities offer less potential for gains than other types of securities.
●
The Fund uses a multi-manager approach, using two or more Sub-Advisers that each manages a portion of the Fund's portfolio under the oversight of the Adviser. The Sub-Advisers practice different investment styles and make investment decisions for the Fund based on an analysis of differing factors, such as interest rates, yield curve positioning, yield spreads, duration, sectors, credit ratings or fundamental issuer selection. The Adviser recommends sub-adviser selections to the Board of Directors of GuideStone Funds (“Board”) and determines allocations of Fund assets among Sub-Advisers based on a variety of qualitative and quantitative factors in an attempt to maximize return across the entire portfolio while minimizing risk to the extent possible. Buy and sell decisions are made at the discretion of each individual Sub-Adviser with regard to the portion of the Fund’s portfolio that it manages in accordance with its investment strategies and processes.
●
In accordance with the Adviser’s Christian values, the Fund does not invest in any company that is publicly recognized (as determined by GuideStone Financial Resources of the Southern Baptist Convention (“GuideStone Financial Resources”)) for offering products or services that are incompatible with the Christian values of GuideStone Financial Resources, including, but not limited to, those involving abortion, sexual immorality, alcohol, tobacco or gambling.
Principal Investment Risks
An investment in the Fund involves risks that can significantly affect the Fund’s performance, including Fixed Income Securities Risk, Faith-Based Investing Risk, Market
GuideStone Funds Prospectus | 75

Risk, Credit Risk and Mortgage- and Asset-Backed Securities Risk. Descriptions of these and other principal risks of investing in the Fund are provided below. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
There is no guarantee that the securities that the Fund buys will increase in value. It is possible to lose money by investing in the Fund.
●
Below-Investment Grade Securities Risk: Below-investment grade securities (i.e., high yield securities or junk bonds) involve greater risks of default, are more volatile than bonds rated investment grade and are inherently speculative. Issuers of these bonds may be more sensitive to economic downturns and may be unable to make timely interest or principal payments. The Fund’s value could be hurt by price declines due to actual or perceived changes in an issuer’s ability to make such payments.
●
Controlling Voting Interest Risk: In accordance with the GuideStone Funds Trust Instrument, GuideStone Financial Resources will, at all times, directly or indirectly own, control or hold with power to vote at least 60% of the outstanding shares of GuideStone Funds. This means that GuideStone Financial Resources will control the vote on any matter that requires the approval of a majority of the outstanding shares of GuideStone Funds.
●
Credit Risk: There is a risk that the issuer of a fixed income investment owned by the Fund, or the counterparty to a derivatives contract, repurchase agreement, loan of portfolio securities or other transaction to which the Fund is party, may fail to pay interest or even principal due in a timely manner or at all.
●
Currency Risk: Changes in currency exchange rates could adversely impact investment gains or add to investment losses. Currency exchange rates can be affected unpredictably by intervention, or failure to intervene, by U.S. or foreign governments or central banks or by currency controls or political developments in the United States or abroad. Derivative contracts on non-U.S. currencies involve a risk of loss if currency exchange rates move against the Fund.
●
Derivatives Risk: Derivatives involve risks different from, and in some respects greater than, those associated with investing directly in securities, currencies or other instruments. Derivatives may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Fund. There may be imperfect correlation between a derivative and the reference instrument underlying the derivative. Derivatives involve counterparty risk, which is the risk that the other party to the derivative will fail to make required payments or otherwise comply with the terms of the derivative. That risk is generally thought to be greater with over-the-
counter (OTC) derivatives than with derivatives that are centrally cleared. However, derivatives traded on organized exchanges and/or through clearing organizations involve the possibility that the futures commission merchant or clearing organization will default in the performance of its obligations. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments.
●
Emerging Markets Risk: When investing in emerging markets, the risks of investing in foreign securities is heightened. Emerging markets are generally smaller, less developed, less liquid and more volatile than the securities markets of the U.S. and other developed markets. There are also risks of: greater political or economic uncertainties; an economy’s dependence on revenues from particular commodities or on international aid or development assistance; currency transfer restrictions; a limited number of potential buyers for such securities resulting in increased volatility and limited liquidity for emerging market securities; trading suspensions; and delays and disruptions in securities settlement procedures. The governments of emerging market countries may also be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, intervene in the financial markets and/or impose burdensome taxes that could adversely affect security prices. In addition, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. Emerging markets are financial markets in countries with developing economies, where industrialization has commenced and the economy has linkages with the global economy. Generally, emerging markets are located in Latin America, Eastern Europe, and Asia (excluding Japan).
●
Faith-Based Investing Risk: The Fund invests in accordance with the faith-based investment restrictions of GuideStone Financial Resources. The Fund may not be able to take advantage of certain investment opportunities due to these restrictions, which may adversely affect investment performance. In evaluating an investment, the Adviser or Sub-Adviser is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could adversely affect the analysis of the factors relevant to a particular investment.
●
Fixed Income Securities Risk: The value of fixed income securities held by the Fund will fluctuate in response to changes in interest rates and other economic factors. When interest rates rise, the prices of fixed income securities fall and vice versa. Typically, the longer the maturity or duration of a debt security, the greater the effect a change
76 | GuideStone Funds Prospectus

in interest rates could have on the security's price. Thus, the sensitivity of the Fund's debt securities to interest rates will increase with any increase in the duration of those securities. Recent events in the fixed income market may expose the Fund to heightened interest rate risk and volatility. Following a period of historically low interest rates, the U.S. Federal Reserve raised rates multiple times in an effort to combat inflation in the U.S. economy. Though the Federal Reserve has since lowered interest rates slightly, it is unclear if such lowering will continue. Very low or negative interest rates may impact the yield of the Fund’s investments in fixed income securities and may increase the risk that, if followed by rising interest rates, the Fund’s performance will be negatively impacted. The Fund is subject to the risk that the income generated by its investments in fixed income securities may not keep pace with inflation. Other factors may affect fixed income securities, such as financial conditions of a particular issuer, including its credit standing, and general economic conditions. The yield earned by the Fund will also vary with changes in interest rates and other economic factors.
●
Foreign Securities Risk: Obligations or securities of foreign issuers may be negatively affected by political events, economic conditions or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards, which may increase investment risk. Security values also may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. It may take more time to clear and settle trades involving foreign securities. In addition, securities issued by U.S. entities with substantial foreign operations or holdings can involve risks relating to conditions in foreign countries.
●
High Portfolio Turnover Risk: The Fund may engage in active and frequent trading and expects to have a high portfolio turnover rate. High turnover could produce higher transaction costs and taxable distributions and lower the Fund’s after-tax performance.
●
Large Shareholder Transactions Risk: The Fund may experience adverse effects when certain large shareholders, including institutional accounts managed by the Adviser’s affiliates, as well as other series of GuideStone Funds (i.e., funds) that invest in the Fund, purchase or redeem large amounts of Fund shares. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s net asset value and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions also will increase the distribution of taxable income to shareholders if sales of portfolio investments result in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.
●
Liquidity Risk: Certain investments may be difficult or impossible for the Fund to purchase or sell at an advantageous time or price or in sufficient amounts to achieve the desired level of exposure, particularly in times of market turmoil or adverse investor perceptions. The Fund may be required to dispose of investments at unfavorable times or prices in order to satisfy redemptions, which may result in a loss or may be costly to the Fund. Illiquid investments may be more difficult to value. Judgment plays a greater role in valuing illiquid investments than investments with more active markets. Certain securities that were liquid when purchased may later become illiquid, particularly in times of overall economic distress.
●
Market Risk: The Fund’s value will go up and down in response to changes in the market value of its investments, sometimes rapidly and unpredictably. Market value will change due to business developments concerning a particular issuer or industry, as well as general market and economic conditions. Changes in the financial condition of a single issuer can impact the market as a whole. Geopolitical risks, including terrorism, tensions, trade disputes or open conflict between nations, or political or economic dysfunction within some nations that are major players on the world stage or major producers of oil, may lead to instability in world economies and markets, may lead to increased market volatility and may have adverse long-term effects. Local, regional or global events such as the spread of infectious illnesses or other public health issues, recessions, natural disasters or other events could have a significant impact on the Fund and its investments. In addition, markets and market participants are increasingly reliant upon information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access and similar circumstances may have an adverse impact upon a single issuer, a group of issuers or the market at-large. Additionally, legislative, regulatory, or tax developments may affect the investments or investment strategies available to the Adviser in connection with managing the Fund, which may also adversely affect the ability of the Fund to achieve its investment objective.
●
Mortgage- and Asset-Backed Securities Risk: The Fund is subject to the risk that the principal on mortgage- and asset-backed securities held by the Fund will be prepaid, which generally will reduce the yield and market value of these securities. If interest rates fall, the rate of prepayments tends to increase as borrowers are motivated to pay off debt and refinance at new lower rates. Rising interest rates may increase the risk of default by borrowers and tend to extend the duration of these securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, to the extent the Fund holds these types of securities, it may experience
GuideStone Funds Prospectus | 77

additional volatility and losses. This is known as extension risk. Moreover, declines in the credit quality of the issuers of mortgage- and asset-backed securities or instability in the markets for such securities may affect the value and liquidity of such securities, which could result in losses to the Fund. In addition, certain mortgage- and asset-backed securities may include securities backed by pools of loans made to “subprime” borrowers or borrowers with blemished credit histories; the risk of defaults is generally higher in the case of mortgage pools that include such subprime mortgages.
●
Multiple Sub-Adviser Risk: Fund performance is dependent upon the success of the Adviser and the Sub-Advisers in implementing the Fund’s investment strategies in pursuit of the Fund’s investment objective. To a significant extent, the Fund’s performance will depend on the success of the Adviser’s methodology in allocating the Fund’s assets to Sub-Advisers and its selection and oversight of the Sub-Advisers. The Sub-Advisers’ investment styles may not work together as planned, which could adversely affect the performance of the Fund. In addition, because each Sub-Adviser makes its trading decisions independently, it is possible that the Sub-Advisers may purchase or sell the same security at the same time without aggregating their transactions or hold long and short positions in the same security at the same time. This may cause unnecessary brokerage and other expenses. A Sub-Adviser’s strategy may be out of favor at any time.
●
Preferred Stock Risk: Preferred stock represents an equity interest in a company that generally entitles the holder to receive dividends and a fixed share of the proceeds from the company’s liquidation. Preferred stock is subject to issuer-specific and market risk applicable generally to equity securities and is also subject to many of the risks associated with debt securities, including interest rate risk. Shareholders may suffer a loss of value if dividends are not paid. In certain situations, an issuer may call or redeem its preferred stock or convert it to common stock. The market prices of preferred stocks are generally more sensitive to actual or perceived changes in the issuer’s financial condition or prospects than are the prices of debt securities.
●
Redemption Risk: The Fund may experience periods of heavy redemptions that could cause the Fund to sell assets at inopportune times or at a loss or depressed value. Redemption risk is heightened during periods of declining or illiquid markets. Heavy redemptions could hurt the Fund’s performance. A general rise in interest rates, perhaps because of changing government policies, has the potential to cause investors to move out of fixed income securities on a large scale, which may increase redemptions from mutual funds that hold large amounts of fixed income securities. Such a move, coupled with a reduction in the ability or willingness of dealers and other institutional investors to buy or hold fixed income securities, may result in decreased liquidity and increased volatility in the fixed income markets.
●
Repurchase Agreement Risk: If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value of the security declines, the Fund may lose money.
●
U.S. Government Securities Risk: Not all obligations of U.S. government agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some are backed by a right to borrow from the U.S. Treasury, while others are backed only by the credit of the issuing agency or instrumentality. Accordingly, these securities carry at least some risk of non-payment. It is possible that issuers of U.S. government securities will not have the funds to meet their payment obligations in the future.
Performance
The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s Investor Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s Investor Class returns, both before and after taxes, and the Fund's Institutional Class, before taxes, averaged over certain periods of time, compare to the performance of a broad-based securities market index, the Bloomberg US Aggregate Bond Index, during the same periods. In addition, the performance of the Bloomberg US Treasury 1-3 Year Index is provided to show how the Fund's performance compares with the returns of another securities market index that reflects the market sectors in which the Fund invests, during the same periods.
The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the GuideStone Funds’ website at GuideStoneFunds.com or by calling 1-888-GS-FUNDS (1-888-473-8637).

78 | GuideStone Funds Prospectus

Investor Class Annual Total Returns years ended 12/31

6%
4%
2%
0%
-2%
-4%
-6%
0.49%
1.47%
1.42%
1.10%
3.71%
3.16%
(0.65)%
(4.43)%
4.82%
4.54%
2015
2016
2017
2018
2019
2020
2021
2022
2023
2024

Best Quarter:	2.85%	6/30/2020
Worst Quarter:	(2.80)%	3/31/2022

Average Annual Total Returns as of 12/31/24

	One Year	Five Years	Ten Years
Investor Class before taxes	4.54%	1.43%	1.53%
Investor Class after taxes on distributions(1)	2.83%	0.51%	0.76%
Investor Class after taxes on distributions and sale of Fund shares(1)(2)	2.67%	0.70%	0.83%
Institutional Class before taxes	4.81%	1.70%	1.80%
Bloomberg US Aggregate Bond Index(3) (reflects no deduction for fees, expenses or taxes)	1.25%	(0.33)%	1.35%
Bloomberg US Treasury 1-3 Year Index (reflects no deduction for fees, expenses or taxes)	4.03%	1.36%	1.38%
(1)
After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-advantaged arrangements, such as 403(b) plans, 401(k) plans or individual retirement accounts (IRAs). After tax returns are shown only for the Investor Class and after tax returns for the Institutional Class will vary.
(2)
Returns may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.
(3)
Effective December 31, 2024, the Fund incorporated this broad-based securities market index in connection with new regulatory requirements.
Management
Investment Adviser and Portfolio Managers
GuideStone Capital Management, LLC

Joshua Chastant Vice President – Portfolio Management	Since January 2024

Brandon Pizzurro President and Chief Investment Officer	Since April 2019
Sub-Advisers and Portfolio Managers
BlackRock Financial Management, Inc., BlackRock International Limited and BlackRock (Singapore) Limited
Akiva Dickstein Managing Director	Since November 2020
Amanda Liu, CFA Director	Since October 2022
Scott MacLellan, CFA Director	Since July 2008
Siddharth Mehta Director	Since April 2025
Sam Summers Director	Since October 2022

Brown Brothers Harriman & Co.
Andrew Hofer Principal and Portfolio Co-Manager	Since March 2025
Neil Hohmann Partner and Portfolio Co-Manager	Since March 2025
Paul Kunz, CFA Principal and Portfolio Co-Manager	Since March 2025

Pacific Investment Management Company LLC
Jerome Schneider Managing Director	Since April 2014

Parametric Portfolio Associates LLC
Richard Fong, CFA Managing Director of Investment Strategy	Since December 2019
Zach Olsen, CFA Senior Portfolio Manager	Since May 2022

Payden & Rygel
Brian Matthews, CFA Managing Director	Since September 2012
Mary Beth Syal, CFA Managing Director	Since March 2008
Adam Congdon, CFA Director	Since January 2024
Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries
For important information about purchase and sale of Fund shares, tax information and financial intermediary compensation, please refer to “Summary of Other Important Fund Information” beginning on page 181.
GuideStone Funds Prospectus | 79

GuideStone Funds Medium-Duration Bond Fund	Institutional GMDYX
Investor GMDZX
Investment Objective
The Medium-Duration Bond Fund seeks maximum total return consistent with preservation of capital.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Medium-Duration Bond Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Investor Class
Management fee(1)	0.35%	0.35%
Other expenses	0.05%	0.32%
Acquired fund fees and expenses	0.01%	0.01%
Total annual Fund operating expenses	0.41%	0.68%
(1)
The management fee has been restated to reflect the estimated fee for the current fiscal year.

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Finally, the example assumes that all dividends and other distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	Institutional Class	Investor Class
1 Year	$42	$69
3 Years	$132	$218
5 Years	$230	$379
10 Years	$518	$847

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the total annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 487% of the average value of its portfolio.
80 | GuideStone Funds Prospectus

Principal Investment Strategies
●
The Fund invests mainly (at least, and typically more than, 80% of its net assets, plus borrowings for investment purposes, if any) in investment grade fixed income instruments. The Fund’s portfolio is diversified among a large number of companies across different industries and economic sectors.
●
The Fund invests primarily in:
●
Obligations issued or guaranteed by:
●
The U.S. government, its agencies and instrumentalities, banks and corporations; and
●
Foreign governments, banks and corporations of developed and emerging markets.
●
Mortgage- and asset-backed securities.
●
Repurchase agreements relating to the above instruments.
●
The average credit quality rating for the Fund’s portfolio will be greater than or equal to “Baa” as rated by Moody’s Investors Service, Inc. (“Moody’s”) or the equivalent by S&P Global Ratings or Fitch, Inc./Fitch Ratings Ltd. (“Fitch”). The Fund invests primarily in investment grade securities but may invest up to 15% of its assets in below-investment grade securities (i.e., high yield securities or junk bonds). Mortgage- and asset-backed securities held by the Fund may include those backed by loans to subprime borrowers.
●
The average dollar-weighted duration of the Fund normally varies, in years, between +/- 30% of the duration of the Bloomberg US Aggregate Bond Index (the “Index”). As of March 31, 2025, the average dollar-weighted duration of the Index was 5.96 years. Duration measures the sensitivity of a fixed income security's price to changes in interest rates. The longer a fixed income security’s duration, the more sensitive that security will be to changes in interest rates. Similarly, the longer the Fund’s dollar-weighted average duration, the more sensitive the Fund will be to interest rate changes than a fund with a shorter dollar-weighted average duration.
●
The Fund may hold up to 30% of its assets in obligations denominated in currencies other than the U.S. dollar and may invest beyond this limit when considering U.S. dollar-denominated securities of foreign issuers. Unhedged non-U.S. dollar currency exposure is limited to 15% of the Fund’s total market value.
●
The Fund may invest to a lesser extent in preferred stock.
●
The Fund may use various types of derivative instruments including, but not limited to, forward currency exchange contracts and options and futures contracts thereon (to hedge against fluctuation in foreign currencies or to gain exposure to foreign currencies); interest rate futures and options, yield curve options and options on stock indexes (for investment purposes); credit default swaps, currency swaps, interest rate swaps, interest rate floors and caps and swaptions (for investment purposes and to hedge against fluctuations in foreign currencies and interest rates); and U.S. Treasury futures and options (for investment purposes). The Fund may also take long or short positions in other types of derivative instruments, such as futures contracts, forward options, options and swap agreements as a substitute for taking a position in an underlying asset, to increase returns, to manage market, foreign currency and/or duration or interest rate risk, or as part of a hedging strategy.
●
The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective.
●
The Fund may invest its uninvested cash in high-quality, short-term debt securities, which may include repurchase agreements and high-quality money market instruments, and also may invest uninvested cash in the GuideStone Funds Money Market Fund. To the extent the Fund invests in a money market fund, it generally is not subject to the limits placed on investments in other investment companies. Generally, these securities offer less potential for gains than other types of securities.
●
The Fund uses a multi-manager approach, using two or more Sub-Advisers that each manages a portion of the Fund's portfolio under the oversight of the Adviser. The Sub-Advisers practice different investment styles and make investment decisions for the Fund based on an analysis of differing factors, such as interest rates, yield curve positioning, yield spreads, duration, sectors, credit ratings or fundamental issuer selection. The Adviser recommends sub-adviser selections to the Board of Directors of GuideStone Funds (“Board”) and determines allocations of Fund assets among Sub-Advisers based on a variety of qualitative and quantitative factors in an attempt to maximize return across the entire portfolio while minimizing risk to the extent possible. Buy and sell decisions are made at the discretion of each individual Sub-Adviser with regard to the portion of the Fund’s portfolio that it manages in accordance with its investment strategies and processes.
●
In accordance with the Adviser’s Christian values, the Fund does not invest in any company that is publicly recognized (as determined by GuideStone Financial Resources of the Southern Baptist Convention (“GuideStone Financial Resources”)) for offering products or services that are incompatible with the Christian values of GuideStone Financial Resources, including, but not limited to, those involving abortion, sexual immorality, alcohol, tobacco or gambling.
Principal Investment Risks
An investment in the Fund involves risks that can significantly affect the Fund’s performance, including Fixed Income Securities Risk, Faith-Based Investing Risk, Market Risk, Duration Risk, Credit Risk and Mortgage- and Asset-Backed Securities Risk. Descriptions of these and other principal risks of investing in the Fund are provided below.
GuideStone Funds Prospectus | 81

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
There is no guarantee that the securities that the Fund buys will increase in value. It is possible to lose money by investing in the Fund.
●
Below-Investment Grade Securities Risk: Below-investment grade securities (i.e., high yield securities or junk bonds) involve greater risks of default, are more volatile than bonds rated investment grade and are inherently speculative. Issuers of these bonds may be more sensitive to economic downturns and may be unable to make timely interest or principal payments. The Fund’s value could be hurt by price declines due to actual or perceived changes in an issuer’s ability to make such payments.
●
Controlling Voting Interest Risk: In accordance with the GuideStone Funds Trust Instrument, GuideStone Financial Resources will, at all times, directly or indirectly own, control or hold with power to vote at least 60% of the outstanding shares of GuideStone Funds. This means that GuideStone Financial Resources will control the vote on any matter that requires the approval of a majority of the outstanding shares of GuideStone Funds.
●
Credit Risk: There is a risk that the issuer of a fixed income investment owned by the Fund, or the counterparty to a derivatives contract, repurchase agreement, loan of portfolio securities or other transaction to which the Fund is party, may fail to pay interest or even principal due in a timely manner or at all.
●
Currency Risk: Changes in currency exchange rates could adversely impact investment gains or add to investment losses. Currency exchange rates can be affected unpredictably by intervention, or failure to intervene, by U.S. or foreign governments or central banks or by currency controls or political developments in the United States or abroad. Derivative contracts on non-U.S. currencies involve a risk of loss if currency exchange rates move against the Fund.
●
Derivatives Risk: Derivatives involve risks different from, and in some respects greater than, those associated with investing directly in securities, currencies or other instruments. Derivatives may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Fund. There may be imperfect correlation between a derivative and the reference instrument underlying the derivative. Derivatives involve counterparty risk, which is the risk that the other party to the derivative will fail to make required payments or otherwise comply with the terms of the derivative. That risk is generally thought to be greater with over-the-counter (OTC) derivatives than with derivatives that are centrally cleared. However, derivatives traded on organized exchanges and/or through clearing organizations involve the possibility that the futures commission merchant or clearing organization will default in the performance of its obligations. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments.
●
Duration Risk: Longer-duration securities may be more sensitive to interest rate changes, and may be subject to greater interest rate risk. Duration measures the sensitivity of a fixed income security's price to changes in interest rates. The longer a fixed income security’s duration, the more sensitive that security will be to changes in interest rates. Longer-duration bonds are generally more volatile, as are lower-rated bonds. An investor in this Fund should be able to accept some short-term fluctuations in value.
●
Emerging Markets Risk: When investing in emerging markets, the risks of investing in foreign securities is heightened. Emerging markets are generally smaller, less developed, less liquid and more volatile than the securities markets of the U.S. and other developed markets. There are also risks of: greater political or economic uncertainties; an economy’s dependence on revenues from particular commodities or on international aid or development assistance; currency transfer restrictions; a limited number of potential buyers for such securities resulting in increased volatility and limited liquidity for emerging market securities; trading suspensions; and delays and disruptions in securities settlement procedures. The governments of emerging market countries may also be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, intervene in the financial markets and/or impose burdensome taxes that could adversely affect security prices. In addition, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. Emerging markets are financial markets in countries with developing economies, where industrialization has commenced and the economy has linkages with the global economy. Generally, emerging markets are located in Latin America, Eastern Europe, and Asia (excluding Japan).
●
Faith-Based Investing Risk: The Fund invests in accordance with the faith-based investment restrictions of GuideStone Financial Resources. The Fund may not be able to take advantage of certain investment opportunities due to these restrictions, which may adversely affect investment performance. In evaluating an investment, the Adviser or Sub-Adviser is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could adversely affect the analysis of the factors relevant to a particular investment.
82 | GuideStone Funds Prospectus

●
Fixed Income Securities Risk: The value of fixed income securities held by the Fund will fluctuate in response to changes in interest rates and other economic factors. When interest rates rise, the prices of fixed income securities fall and vice versa. Recent events in the fixed income market may expose the Fund to heightened interest rate risk and volatility. Following a period of historically low interest rates, the U.S. Federal Reserve raised rates multiple times in an effort to combat inflation in the U.S. economy. Though the Federal Reserve has since lowered interest rates slightly, it is unclear if such lowering will continue. Very low or negative interest rates may impact the yield of the Fund’s investments in fixed income securities and may increase the risk that, if followed by rising interest rates, the Fund’s performance will be negatively impacted. The Fund is subject to the risk that the income generated by its investments in fixed income securities may not keep pace with inflation. Other factors may affect fixed income securities, such as financial conditions of a particular issuer, including its credit standing, and general economic conditions. The yield earned by the Fund will also vary with changes in interest rates and other economic factors.
●
Foreign Currency Tax Risk: If the U.S. Treasury were to exercise its authority to issue regulations that exclude from the definition of “qualifying income” foreign currency gains not directly related to a Fund’s business of investing in securities, the Fund may be unable to qualify as a regulated investment company for one or more years. In this event, the Board may authorize a significant change in investment strategy or other action.
●
Foreign Securities Risk: Obligations or securities of foreign issuers may be negatively affected by political events, economic conditions or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards, which may increase investment risk. Security values also may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. It may take more time to clear and settle trades involving foreign securities. In addition, securities issued by U.S. entities with substantial foreign operations or holdings can involve risks relating to conditions in foreign countries.
●
High Portfolio Turnover Risk: The Fund may engage in active and frequent trading and expects to have a high portfolio turnover rate. High turnover could produce higher transaction costs and taxable distributions and lower the Fund’s after-tax performance.
●
Large Shareholder Transactions Risk: The Fund may experience adverse effects when certain large shareholders, including institutional accounts managed by the Adviser’s affiliates, as well as other series of GuideStone Funds (i.e., funds) that invest in the Fund, purchase or redeem large amounts of Fund shares. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s net asset value and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions also will increase the distribution of taxable income to shareholders if sales of portfolio investments result in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.
●
Liquidity Risk: Certain investments may be difficult or impossible for the Fund to purchase or sell at an advantageous time or price or in sufficient amounts to achieve the desired level of exposure, particularly in times of market turmoil or adverse investor perceptions. The Fund may be required to dispose of investments at unfavorable times or prices in order to satisfy redemptions, which may result in a loss or may be costly to the Fund. Illiquid investments may be more difficult to value. Judgment plays a greater role in valuing illiquid investments than investments with more active markets. Certain securities that were liquid when purchased may later become illiquid, particularly in times of overall economic distress.
●
Market Risk: The Fund’s value will go up and down in response to changes in the market value of its investments, sometimes rapidly and unpredictably. Market value will change due to business developments concerning a particular issuer or industry, as well as general market and economic conditions. Changes in the financial condition of a single issuer can impact the market as a whole. Geopolitical risks, including terrorism, tensions, trade disputes or open conflict between nations, or political or economic dysfunction within some nations that are major players on the world stage or major producers of oil, may lead to instability in world economies and markets, may lead to increased market volatility and may have adverse long-term effects. Local, regional or global events such as the spread of infectious illnesses or other public health issues, recessions, natural disasters or other events could have a significant impact on the Fund and its investments. In addition, markets and market participants are increasingly reliant upon information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access and similar circumstances may have an adverse impact upon a single issuer, a group of issuers or the market at-large. Additionally, legislative, regulatory, or tax developments may affect the investments or investment strategies available to the Adviser in connection with managing the Fund, which may also adversely affect the ability of the Fund to achieve its investment objective.
●
Mortgage- and Asset-Backed Securities Risk: The Fund is subject to the risk that the principal on mortgage- and asset-backed securities held by the Fund will be prepaid, which generally will reduce the yield and market value of
GuideStone Funds Prospectus | 83

these securities. If interest rates fall, the rate of prepayments tends to increase as borrowers are motivated to pay off debt and refinance at new lower rates. Rising interest rates may increase the risk of default by borrowers and tend to extend the duration of these securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, to the extent the Fund holds these types of securities, it may experience additional volatility and losses. This is known as extension risk. Moreover, declines in the credit quality of the issuers of mortgage- and asset-backed securities or instability in the markets for such securities may affect the value and liquidity of such securities, which could result in losses to the Fund. In addition, certain mortgage- and asset-backed securities may include securities backed by pools of loans made to “subprime” borrowers or borrowers with blemished credit histories; the risk of defaults is generally higher in the case of mortgage pools that include such subprime mortgages.
●
Multiple Sub-Adviser Risk: Fund performance is dependent upon the success of the Adviser and the Sub-Advisers in implementing the Fund’s investment strategies in pursuit of the Fund’s investment objective. To a significant extent, the Fund’s performance will depend on the success of the Adviser’s methodology in allocating the Fund’s assets to Sub-Advisers and its selection and oversight of the Sub-Advisers. The Sub-Advisers’ investment styles may not work together as planned, which could adversely affect the performance of the Fund. In addition, because each Sub-Adviser makes its trading decisions independently, it is possible that the Sub-Advisers may purchase or sell the same security at the same time without aggregating their transactions or hold long and short positions in the same security at the same time. This may cause unnecessary brokerage and other expenses. A Sub-Adviser’s strategy may be out of favor at any time.
●
Preferred Stock Risk: Preferred stock represents an equity interest in a company that generally entitles the holder to receive dividends and a fixed share of the proceeds from the company’s liquidation. Preferred stock is subject to issuer-specific and market risk applicable generally to equity securities and is also subject to many of the risks associated with debt securities, including interest rate risk. Shareholders may suffer a loss of value if dividends are not paid. In certain situations, an issuer may call or redeem its preferred stock or convert it to common stock. The market prices of preferred stocks are generally more sensitive to actual or perceived changes in the issuer’s financial condition or prospects than are the prices of debt securities.
●
Redemption Risk: The Fund may experience periods of heavy redemptions that could cause the Fund to sell assets at inopportune times or at a loss or depressed value. Redemption risk is heightened during periods of declining or illiquid markets. Heavy redemptions could hurt the Fund’s performance. A general rise in interest rates, perhaps because of changing government policies, has the potential to cause investors to move out of fixed income securities on a large scale, which may increase redemptions from mutual funds that hold large amounts of fixed income securities. Such a move, coupled with a reduction in the ability or willingness of dealers and other institutional investors to buy or hold fixed income securities, may result in decreased liquidity and increased volatility in the fixed income markets.
●
Repurchase Agreement Risk: If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value of the security declines, the Fund may lose money.
●
U.S. Government Securities Risk: Not all obligations of U.S. government agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some are backed by a right to borrow from the U.S. Treasury, while others are backed only by the credit of the issuing agency or instrumentality. Accordingly, these securities carry at least some risk of non-payment. It is possible that issuers of U.S. government securities will not have the funds to meet their payment obligations in the future.
Performance
The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s Investor Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s Investor Class returns, both before and after taxes, and the Fund's Institutional Class, before taxes, averaged over certain periods of time, compare to the performance of a broad-based securities market index during the same periods.
The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the GuideStone Funds’ website at GuideStoneFunds.com or by calling 1-888-GS-FUNDS (1-888-473-8637).

84 | GuideStone Funds Prospectus

Investor Class Annual Total Returns years ended 12/31

15%
10%
5%
0%
-5%
-10%
-15%
(0.15)%
2.81%
3.93%
(0.72)%
9.58%
8.84%
(2.27)%
(14.89)%
6.01%
1.61%
2015
2016
2017
2018
2019
2020
2021
2022
2023
2024

Best Quarter:	7.15%	12/31/2023
Worst Quarter:	(7.17)%	3/31/2022

Average Annual Total Returns as of 12/31/24

	One Year	Five Years	Ten Years
Investor Class before taxes	1.61%	(0.50)%	1.24%
Investor Class after taxes on distributions(1)	(0.18)%	(1.76)%	0.11%
Investor Class after taxes on distributions and sale of Fund shares(1)(2)	0.94%	(0.87)%	0.49%
Institutional Class before taxes	1.86%	(0.23)%	1.52%
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	1.25%	(0.33)%	1.35%
(1)
After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-advantaged arrangements, such as 403(b) plans, 401(k) plans or individual retirement accounts (IRAs). After tax returns are shown only for the Investor Class and after tax returns for the Institutional Class will vary.
(2)
Returns may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.
Management
Investment Adviser and Portfolio Managers
GuideStone Capital Management, LLC

Joshua Chastant Vice President – Portfolio Management	Since January 2024

Brandon Pizzurro President and Chief Investment Officer	Since April 2019
Sub-Advisers and Portfolio Managers
Goldman Sachs Asset Management, L.P.
Simon Dangoor Managing Director	Since February 2024
Lindsay Rosner Managing Director	Since February 2024
Paul Seary, CFA Senior Portfolio Manager	Since November 2024
Ashish Shah Managing Director and Chief Investment Officer	Since January 2019

Guggenheim Partners Investment Management, LLC
Steven H. Brown, CFA Chief Investment Officer, Fixed Income and Portfolio Manager	Since May 2022
Adam J. Bloch Managing Director and Portfolio Manager	Since May 2022

Loomis, Sayles & Company, L.P.
Matthew J. Eagan, CFA Portfolio Manager	Since September 2024
Brian P. Kennedy Portfolio Manager	Since September 2024

Pacific Investment Management Company LLC
Marc Seidner Chief Investment Officer – Non- Traditional Strategies and Managing Director	Since October 2022

Parametric Portfolio Associates LLC
Richard Fong, CFA Managing Director of Investment Strategy	Since December 2019
Zach Olsen, CFA Senior Portfolio Manager	Since May 2022
Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries
For important information about purchase and sale of Fund shares, tax information and financial intermediary compensation, please refer to “Summary of Other Important Fund Information” beginning on page 181.
GuideStone Funds Prospectus | 85

GuideStone Funds Global Bond Fund	Institutional GGBEX
Investor GGBFX
Investment Objective
The Global Bond Fund seeks to maximize total return through capital gains and current income while preserving principal value.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Global Bond Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Investor Class
Management fee	0.47%	0.47%
Other expenses	0.11%	0.42%
Acquired fund fees and expenses	0.01%	0.01%
Total annual Fund operating expenses	0.59%	0.90%

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Finally, the example assumes that all dividends and other distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	Institutional Class	Investor Class
1 Year	$60	$92
3 Years	$189	$287
5 Years	$329	$498
10 Years	$738	$1,108

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the total annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 57% of the average value of its portfolio.
86 | GuideStone Funds Prospectus

Principal Investment Strategies
●
The Fund invests mainly (at least, and typically more than, 80% of its net assets, plus borrowings for investment purposes, if any) in a diversified portfolio of fixed income instruments of varying maturities and quality across different industries and sectors of the fixed income market.
●
The Fund invests in globally diversified fixed income securities and rotates portfolio allocations among global sectors, including:
●
Below-investment grade (i.e., high yield securities or junk bonds) and investment grade corporate securities located in the United States and in non-U.S. developed and emerging markets.
●
Obligations issued or guaranteed by:
●
The U.S. government, its agencies and instrumentalities, banks and corporations; and
●
Foreign governments, banks and corporations of developed and emerging markets.
●
Mortgage- and asset-backed securities.
●
Contingent convertible securities.
●
Under normal market conditions, the Fund will invest significantly (at least 40%, unless market conditions are not deemed favorable, in which case the Fund would invest at least 30%) in securities of non-U.S. issuers. An issuer is considered to be from the country or countries where it generates operating income. A single issuer’s geographic exposure, therefore, may be divided between countries, including between the United States and multiple other countries. The Fund will allocate its assets among no less than three countries. In addition, the Fund will consider notional exposure of its derivative investments when determining the percentage of its assets that are invested in non-U.S. issuers.
●
The Fund may invest a substantial portion of total assets in securities denominated in foreign currencies and in U.S. dollar denominated securities of foreign issuers. In addition, the Fund may hedge its exposure to foreign currency.
●
The average credit quality for the Fund’s portfolio will be greater than or equal to “Ba” as rated by Moody’s Investors Service, Inc. (“Moody’s”) or the equivalent by S&P Global Ratings or Fitch, Inc./Fitch Ratings Ltd. (“Fitch”). The Fund may invest up to 30% of its assets in U.S. and non-U.S. (including emerging markets) below-investment grade securities (i.e., high yield securities or junk bonds) (below “Baa” by Moody’s or the equivalent by S&P Global Ratings or Fitch). Mortgage- and asset-backed securities held by the Fund may include those backed by loans to subprime borrowers.
●
The average dollar-weighted duration of the Fund normally varies between three and 10 years. Duration measures the sensitivity of a fixed income security's price to changes in interest rates. The longer a fixed income security’s duration, the more sensitive that security will be to changes in interest rates. Similarly, the longer the Fund’s dollar-weighted average duration, the more sensitive the Fund will be to interest rate changes than a fund with a shorter dollar-weighted average duration.
●
The Fund may use various types of derivative instruments including, but not limited to, futures contracts and options on futures (including U.S. Treasury futures contracts and options on futures) to alter the duration of the Fund and increase potential returns; forward currency exchange contracts (currency hedging); currency futures and options thereon (currency hedging); interest rate swaps, floors and caps (investment purposes); and credit default swaps and currency swaps (investment purposes and hedging). The Fund may also use other types of derivative instruments, such as futures and options contracts, forward contracts and swap agreements as a substitute for investing directly in an underlying asset, to increase returns, to manage market, foreign currency and/or duration or interest rate risk, or as part of a hedging strategy.
●
The Sub-Advisers seek to accomplish the objectives of the Fund by implementing a long-term approach utilizing diversified strategies across all sectors of the global fixed income market.
●
The Fund may invest its uninvested cash in high-quality, short-term debt securities, which may include repurchase agreements and high-quality money market instruments, and also may invest uninvested cash in the GuideStone Funds Money Market Fund. To the extent the Fund invests in a money market fund, it generally is not subject to the limits placed on investments in other investment companies. Generally, these securities offer less potential for gains than other types of securities.
●
The Fund uses a multi-manager approach, using two or more Sub-Advisers that each manages a portion of the Fund's portfolio under the oversight of the Adviser. Each Sub-Adviser uses different investment techniques to identify securities it believes would be the most profitable to the Fund over the long-term while maintaining diversification and risk controls. The Adviser recommends sub-adviser selections to the Board of Directors of GuideStone Funds (“Board”) and determines allocations of Fund assets among Sub-Advisers based on a variety of qualitative and quantitative factors in an attempt to maximize return across the entire portfolio while minimizing risk to the extent possible. Buy and sell decisions are made at the discretion of each individual Sub-Adviser with regard to the portion of the Fund’s portfolio that it manages in accordance with its investment strategies and processes.
●
In accordance with the Adviser’s Christian values, the Fund does not invest in any company that is publicly recognized (as determined by GuideStone Financial Resources of the Southern Baptist Convention (“GuideStone Financial Resources”)) for offering products
GuideStone Funds Prospectus | 87

or services that are incompatible with the Christian values of GuideStone Financial Resources, including, but not limited to, those involving abortion, sexual immorality, alcohol, tobacco or gambling.
Principal Investment Risks
An investment in the Fund involves risks that can significantly affect the Fund’s performance, including Fixed Income Securities Risk, Faith-Based Investing Risk, Market Risk, Below-Investment Grade Securities Risk, Credit Risk and Foreign Securities Risk. Descriptions of these and other principal risks of investing in the Fund are provided below. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
There is no guarantee that the securities that the Fund buys will increase in value. It is possible to lose money by investing in the Fund.
●
Below-Investment Grade Securities Risk: Below-investment grade securities (i.e., high yield securities or junk bonds) involve greater risks of default, are more volatile than bonds rated investment grade and are inherently speculative. Issuers of these bonds may be more sensitive to economic downturns and may be unable to make timely interest or principal payments. The Fund’s value could be hurt by price declines due to actual or perceived changes in an issuer’s ability to make such payments. Bonds rated below-investment grade involve greater risks of default and are more volatile than bonds rated investment grade. Issuers of these bonds may be more sensitive to economic downturns and may be unable to make timely interest or principal payments. The Fund's value could be hurt by price declines due to actual or perceived changes in an issuer's ability to make such payments.
●
Contingent Convertible Securities Risk: Contingent convertible securities are a form of hybrid security that are intended to either convert into equity or have their principal written down upon the occurrence of certain triggers. The triggers are generally linked to regulatory capital thresholds or regulatory actions calling into question the issuer’s continued viability as a going concern. Investment in this particular type of bond may result in material losses to the Fund based on certain trigger events. The existence of these trigger events creates a different type of risk from traditional bonds and may more likely result in a partial or total loss of value or alternatively they may be converted into shares of the issuing company which may also have suffered a loss in value.
●
Controlling Voting Interest Risk: In accordance with the GuideStone Funds Trust Instrument, GuideStone Financial Resources will, at all times, directly or indirectly own, control or hold with power to vote at least 60% of the outstanding shares of GuideStone Funds. This means that
GuideStone Financial Resources will control the vote on any matter that requires the approval of a majority of the outstanding shares of GuideStone Funds.
●
Credit Risk: There is a risk that the issuer of a fixed income investment owned by the Fund, or the counterparty to a derivatives contract, repurchase agreement, loan of portfolio securities or other transaction to which the Fund is party, may fail to pay interest or even principal due in a timely manner or at all.
●
Currency Risk: Changes in currency exchange rates could adversely impact investment gains or add to investment losses. Currency exchange rates can be affected unpredictably by intervention, or failure to intervene, by U.S. or foreign governments or central banks or by currency controls or political developments in the United States or abroad. Derivative contracts on non-U.S. currencies involve a risk of loss if currency exchange rates move against the Fund.
●
Derivatives Risk: Derivatives involve risks different from, and in some respects greater than, those associated with investing directly in securities, currencies or other instruments. Derivatives may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Fund. There may be imperfect correlation between a derivative and the reference instrument underlying the derivative. Derivatives involve counterparty risk, which is the risk that the other party to the derivative will fail to make required payments or otherwise comply with the terms of the derivative. That risk is generally thought to be greater with over-the-counter (OTC) derivatives than with derivatives that are centrally cleared. However, derivatives traded on organized exchanges and/or through clearing organizations involve the possibility that the futures commission merchant or clearing organization will default in the performance of its obligations. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments.
●
Duration Risk: Fixed income securities with longer durations (e.g., greater than seven years) may be more sensitive to interest rate changes, and may be subject to greater interest rate risk. Duration measures the sensitivity of a fixed income security's price to changes in interest rates. The longer a fixed income security’s duration, the more sensitive that security will be to changes in interest rates. The longer a fund’s dollar weighted average duration, the more sensitive that fund will be to interest rate changes as compared to funds with shorter dollar weighted average durations.
●
Emerging Markets Risk: When investing in emerging markets, the risks of investing in foreign securities is heightened. Emerging markets are generally smaller, less developed, less liquid and more volatile than the securities
88 | GuideStone Funds Prospectus

markets of the U.S. and other developed markets. There are also risks of: greater political or economic uncertainties; an economy’s dependence on revenues from particular commodities or on international aid or development assistance; currency transfer restrictions; a limited number of potential buyers for such securities resulting in increased volatility and limited liquidity for emerging market securities; trading suspensions; and delays and disruptions in securities settlement procedures. The governments of emerging market countries may also be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, intervene in the financial markets and/or impose burdensome taxes that could adversely affect security prices. In addition, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. Emerging markets are financial markets in countries with developing economies, where industrialization has commenced and the economy has linkages with the global economy. Generally, emerging markets are located in Latin America, Eastern Europe, and Asia (excluding Japan).
●
Faith-Based Investing Risk: The Fund invests in accordance with the faith-based investment restrictions of GuideStone Financial Resources. The Fund may not be able to take advantage of certain investment opportunities due to these restrictions, which may adversely affect investment performance. In evaluating an investment, the Adviser or Sub-Adviser is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could adversely affect the analysis of the factors relevant to a particular investment.
●
Fixed Income Securities Risk: The value of fixed income securities held by the Fund will fluctuate in response to changes in interest rates and other economic factors. When interest rates rise, the prices of fixed income securities fall and vice versa. Typically, the longer the maturity or duration of a debt security, the greater the effect a change in interest rates could have on the security's price. Thus, the sensitivity of the Fund's debt securities to interest rates will increase with any increase in the duration of those securities. Recent events in the fixed income market may expose the Fund to heightened interest rate risk and volatility. Following a period of historically low interest rates, the U.S. Federal Reserve raised rates multiple times in an effort to combat inflation in the U.S. economy. Though the Federal Reserve has since lowered interest rates slightly, it is unclear if such lowering will continue. Very low or negative interest rates may impact the yield of the Fund’s investments in fixed income securities and may increase the risk that, if followed by rising interest rates, the Fund’s performance will be negatively impacted. The Fund is subject to the risk that the income generated by its investments in fixed income securities may not keep pace with inflation. Other factors may affect fixed income securities, such as financial conditions of a particular issuer, including its credit standing, and general economic conditions. The yield earned by the Fund will also vary with changes in interest rates and other economic factors.
●
Foreign Securities Risk: Obligations or securities of foreign issuers may be negatively affected by political events, economic conditions or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards, which may increase investment risk. Security values also may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. It may take more time to clear and settle trades involving foreign securities. In addition, securities issued by U.S. entities with substantial foreign operations or holdings can involve risks relating to conditions in foreign countries.
●
Large Shareholder Transactions Risk: The Fund may experience adverse effects when certain large shareholders, including institutional accounts managed by the Adviser’s affiliates, as well as other series of GuideStone Funds (i.e., funds) that invest in the Fund, purchase or redeem large amounts of Fund shares. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s net asset value and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions also will increase the distribution of taxable income to shareholders if sales of portfolio investments result in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.
●
Liquidity Risk: Certain investments may be difficult or impossible for the Fund to purchase or sell at an advantageous time or price or in sufficient amounts to achieve the desired level of exposure, particularly in times of market turmoil or adverse investor perceptions. The Fund may be required to dispose of investments at unfavorable times or prices in order to satisfy redemptions, which may result in a loss or may be costly to the Fund. Illiquid investments may be more difficult to value. Judgment plays a greater role in valuing illiquid investments than investments with more active markets. Certain securities that were liquid when purchased may later become illiquid, particularly in times of overall economic distress.
●
Market Risk: The Fund’s value will go up and down in response to changes in the market value of its investments, sometimes rapidly and unpredictably. Market value will change due to business developments concerning a
GuideStone Funds Prospectus | 89

particular issuer or industry, as well as general market and economic conditions. Changes in the financial condition of a single issuer can impact the market as a whole. Geopolitical risks, including terrorism, tensions, trade disputes or open conflict between nations, or political or economic dysfunction within some nations that are major players on the world stage or major producers of oil, may lead to instability in world economies and markets, may lead to increased market volatility and may have adverse long-term effects. Local, regional or global events such as the spread of infectious illnesses or other public health issues, recessions, natural disasters or other events could have a significant impact on the Fund and its investments. In addition, markets and market participants are increasingly reliant upon information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access and similar circumstances may have an adverse impact upon a single issuer, a group of issuers or the market at-large. Additionally, legislative, regulatory, or tax developments may affect the investments or investment strategies available to the Adviser in connection with managing the Fund, which may also adversely affect the ability of the Fund to achieve its investment objective.
●
Mortgage- and Asset-Backed Securities Risk: The Fund is subject to the risk that the principal on mortgage- and asset-backed securities held by the Fund will be prepaid, which generally will reduce the yield and market value of these securities. If interest rates fall, the rate of prepayments tends to increase as borrowers are motivated to pay off debt and refinance at new lower rates. Rising interest rates may increase the risk of default by borrowers and tend to extend the duration of these securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, to the extent the Fund holds these types of securities, it may experience additional volatility and losses. This is known as extension risk. Moreover, declines in the credit quality of the issuers of mortgage- and asset-backed securities or instability in the markets for such securities may affect the value and liquidity of such securities, which could result in losses to the Fund. In addition, certain mortgage- and asset-backed securities may include securities backed by pools of loans made to “subprime” borrowers or borrowers with blemished credit histories; the risk of defaults is generally higher in the case of mortgage pools that include such subprime mortgages.
●
Multiple Sub-Adviser Risk: Fund performance is dependent upon the success of the Adviser and the Sub-Advisers in implementing the Fund’s investment strategies in pursuit of the Fund’s investment objective. To a significant extent, the Fund’s performance will depend on the success of the Adviser’s methodology in allocating the Fund’s assets to Sub-Advisers and its selection and oversight of the Sub-Advisers. The Sub-Advisers’ investment styles may not work together as planned, which could adversely affect the performance of the Fund. In addition, because each Sub-Adviser makes its trading decisions independently, it is possible that the Sub-Advisers may purchase or sell the same security at the same time without aggregating their transactions or hold long and short positions in the same security at the same time. This may cause unnecessary brokerage and other expenses. A Sub-Adviser’s strategy may be out of favor at any time.
●
Redemption Risk: The Fund may experience periods of heavy redemptions that could cause the Fund to sell assets at inopportune times or at a loss or depressed value. Redemption risk is heightened during periods of declining or illiquid markets. Heavy redemptions could hurt the Fund’s performance. A general rise in interest rates, perhaps because of changing government policies, has the potential to cause investors to move out of fixed income securities on a large scale, which may increase redemptions from mutual funds that hold large amounts of fixed income securities. Such a move, coupled with a reduction in the ability or willingness of dealers and other institutional investors to buy or hold fixed income securities, may result in decreased liquidity and increased volatility in the fixed income markets.
●
U.S. Government Securities Risk: Not all obligations of U.S. government agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some are backed by a right to borrow from the U.S. Treasury, while others are backed only by the credit of the issuing agency or instrumentality. Accordingly, these securities carry at least some risk of non-payment. It is possible that issuers of U.S. government securities will not have the funds to meet their payment obligations in the future.
Performance
The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s Investor Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s Investor Class returns, both before and after taxes, and the Fund’s Institutional Class returns, before taxes, averaged over certain periods of time, compare to the performance of a broad-based securities market index, the Bloomberg Global Aggregate Index, during the same periods. In addition, the performance of the Bloomberg US Corporate High Yield 2% Issuer Capped Bond Index, J.P. Morgan Emerging Markets Bond Index (EMBI) Plus and a composite index are provided. The other securities market indexes show how the Fund’s performance compares with the returns of other securities market indexes that reflect market sectors in which the Fund invests, during the same periods.  The Composite Index shows how the Fund’s performance compares with the returns of an index constructed by the Adviser as a composite of the three securities market indexes to reflect the market sectors in which the Fund invests, during the same periods. The performance of each index is shown
90 | GuideStone Funds Prospectus

for the same periods as shown for the performance of the Investor Class.
The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the GuideStone Funds’ website at GuideStoneFunds.com or by calling 1-888-GS-FUNDS (1-888-473-8637).

Investor Class Annual Total Returns years ended 12/31

15%
10%
5%
0%
-5%
-10%
-15%
(6.00)%
10.91%
7.69%
(4.73)%
11.03%
4.93%
(2.53)%
(13.72)%
5.77%
0.40%
2015
2016
2017
2018
2019
2020
2021
2022
2023
2024

Best Quarter:	7.40%	12/31/2023
Worst Quarter:	(8.59)%	3/31/2020

Average Annual Total Returns as of 12/31/24

	One Year	Five Years	Ten Years	Since Inception	Inception Date
Investor Class before taxes	0.40%	(1.29)%	1.07%	3.18%	12/29/2006
Investor Class after taxes on distributions(1)	(0.76)%	(2.05)%	(0.06)%	1.59%
Investor Class after taxes on distributions and sale of Fund shares(1)(2)	0.23%	(1.25)%	0.35%	1.81%
Institutional Class before taxes	0.65%	(1.00)%	N/A	1.21%	05/01/2015
Bloomberg Global Aggregate Index (reflects no deduction for fees, expenses or taxes)	(2.01)%	(1.92)%	2.11%	4.67%
Bloomberg US Corporate High Yield 2% Issuer Capped Bond Index (reflects no deduction for fees, expenses or taxes)	8.19%	4.20%	5.16%	6.41%
J.P. Morgan Emerging Markets Bond Index (EMBI) Plus (reflects no deduction for fees, expenses or taxes)	7.66%	(1.77)%	1.65%	3.92%
Composite Index (reflects no deduction for fees, expenses or taxes)	1.12%	(1.37)%	1.29%	3.34%
(1)
After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-advantaged arrangements, such as 403(b) plans, 401(k) plans or individual retirement accounts (IRAs). After tax returns are shown only for the Investor Class and after tax returns for the Institutional Class will vary.
(2)
Returns may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.
GuideStone Funds Prospectus | 91

Management
Investment Adviser and Portfolio Managers
GuideStone Capital Management, LLC

Joshua Chastant Vice President – Portfolio Management	Since January 2024

Brandon Pizzurro President and Chief Investment Officer	Since April 2019
Sub-Advisers and Portfolio Managers
Loomis, Sayles & Company, L.P.
Matthew J. Eagan, CFA Portfolio Manager	Since June 2008
Brian P. Kennedy Portfolio Manager	Since May 2016

Neuberger Berman Investment Advisers LLC
Ashok K. Bhatia, CFA Managing Director, Chief Investment Officer and Global Head of Fixed Income	Since November 2019
David M. Brown, CFA Managing Director, Global Co-Head of Investment Grade, Co-Head of Multi-Sector Fixed Income and Senior Portfolio Manager	Since November 2019
Robert Dishner Managing Director and Senior Portfolio Manager	Since December 2024
Adam Grotzinger, CFA Managing Director and Senior Fixed Income Portfolio Manager	Since November 2019
Jon Jonsson(1) Managing Director and Senior Portfolio Manager	Since November 2019

(1)
Effective December 31, 2025, Jon Jonsson will retire and will no longer serve as a portfolio manager to the GBF.
Parametric Portfolio Associates LLC
Richard Fong, CFA Managing Director of Investment Strategy	Since May 2020
Zach Olsen, CFA Senior Portfolio Manager	Since May 2022

Western Asset Management Company, LLC
Gordon S. Brown Portfolio Manager	Since May 2014
Michael C. Buchanan Chief Investment Officer	Since September 2009
Ian R. Edmonds Portfolio Manager	Since December 2006
Annabel Rudebeck Deputy Chief Investment Officer	Since May 2017
Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries
For important information about purchase and sale of Fund shares, tax information and financial intermediary compensation, please refer to “Summary of Other Important Fund Information” beginning on page 181.
92 | GuideStone Funds Prospectus

GuideStone Funds Strategic Alternatives Fund	Institutional GFSYX
Investor GFSZX
Investment Objective
The Strategic Alternatives Fund seeks absolute returns with both lower volatility than and low correlation with traditional equity and fixed income markets.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Strategic Alternatives Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Investor Class
Management fee	0.91%	0.91%
Other expenses	0.36%	0.72%
Dividend or interest expense on short sales	0.03%	0.03%
Acquired fund fees and expenses	0.08%	0.08%
Total annual Fund operating expenses	1.38%	1.74%
Fee repayment or reimbursement(1)	0.05%	(0.06)%
Total annual Fund operating expenses (after fee repayment or reimbursement)	1.43%	1.68%
(1)
The Adviser has agreed to reimburse expenses to the extent needed to limit total annual operating expenses (without regard to any expense reductions realized through the use of directed brokerage) excluding interest, taxes, brokerage commissions, extraordinary expenses, acquired fund fees and expenses and expenses incurred in connection with the short sales of securities to 1.32% for the Institutional Class and 1.57% for the Investor Class (the “Expense Limitation”). This Expense Limitation applies to Fund operating expenses only and will remain in place until April 30, 2026. If expenses fall below the levels noted above within three years from the date on which the Adviser made such reimbursement, the Fund may repay the Adviser so long as the repayment does not cause the Fund to exceed the Expense Limitation on the date on which: (i) the expenses were reimbursed; or (ii) the repayment would be made, whichever is lower. The contractual Expense Limitation can only be terminated by the Board of Directors of GuideStone Funds.

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The expense example shows the impact of fee reimbursements or repayments only for the first year and is calculated assuming total annual Fund operating expenses, prior to reimbursements or repayments, for all other periods. Finally, the example assumes that all dividends and other distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	Institutional Class	Investor Class
1 Year	$146	$171
3 Years	$442	$542
5 Years	$760	$938
10 Years	$1,662	$2,047

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the total annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 514% of the average value of its portfolio.
GuideStone Funds Prospectus | 93

Principal Investment Strategies
●
The Fund pursues its investment objective by utilizing “alternative” or non-traditional principal investment strategies, managed by the Fund’s investment sub-advisers (“Sub-Advisers”) under the ultimate supervision of GuideStone Capital Management, LLC (the “Adviser”).  The principal strategies, when combined, are intended to result in obtaining absolute (i.e., positive) returns with both lower volatility than and low correlation with traditional equity and fixed income markets. Each Sub-Adviser is responsible for investing the assets allocated to the principal strategy, or the portion of the principal strategy, for which it is responsible. Buy and sell decisions are made at the discretion of each individual Sub-Adviser with regard to the portion of the Fund’s portfolio that it manages in accordance with its investment strategies and processes.
●
The principal strategies, and the range of assets that will generally be allocated to each, are as follows:
Principal Strategy	Range of Assets
Currency Trading	0%-40%
Global Macro	0%-40%
Long-Short Equity	0%-50%
Opportunistic Fixed Income	0%-40%
Options Equity	0%-30%
Relative Value	0%-40%
Short Duration High Yield	0%-30%
●
The Adviser monitors the Fund’s investments and reallocates assets among the Sub-Advisers as necessary in an attempt to ensure the Fund’s portfolio, when viewed as a whole, is consistent with the Fund’s principal investment objective. The Sub-Advisers, in managing their respective portions of the Fund’s portfolio, employ different investment strategies and styles that the Adviser believes complement one another in an attempt to achieve the Fund’s investment objective. The Adviser may increase or decrease a strategy’s weighting within the stated range of Fund assets to a level deemed appropriate to further the Fund’s investment objective.
●
The Fund seeks returns that are not correlated to market movements. The Fund is intended to be a component of a broader investment program and should not be relied upon as a complete investment program.
●
The seven principal alternative investment strategies that the Fund employs are discussed below:
●
The Currency Trading Strategy seeks exposure to currencies primarily through futures and forwards. The strategy seeks to achieve net gains resulting from fluctuations and/or trends in the values of currencies and inefficiencies in the currency market. Net losses on currency transactions will reduce positive absolute returns. The Fund may be exposed to currencies of developed and emerging countries that, in a Sub-Adviser’s opinion, have liquid currency markets. The use of futures and forwards will have the economic effect of financial leverage, which increases risk and may magnify the Fund’s gains or losses. The investment strategies may not protect against or capture extraordinary sudden market events, such as U.S. or foreign government actions or interventions, and as a result may not be as effective during these periods. The Fund may also invest in cash and investment grade fixed income securities, such as U.S. government obligations, corporate bonds and mortgage- and asset-backed securities, which serve as margin or collateral for the Fund’s positions in futures and forwards.
●
The Global Macro Strategy seeks to take advantage of dislocations or mispricings by selecting investments based on a broadly diversified set of market factors across global markets, including both developed and emerging markets. The strategy relies heavily on key macroeconomic and technical indicators, which generally include, but are not limited to, measures of economic growth, labor market fundamentals, financial conditions, investor positioning, market sentiment, inflation rates and fiscal and monetary policies. To a lesser extent, the strategy will also analyze fundamental factors specific to individual securities, such as the credit characteristics of a particular fixed income security. Based on systematic quantitative models and/or a Sub-Adviser’s analysis of macroeconomic, technical and fundamental variables, the investment strategy may implement long and short positions using both derivative and physical securities across global markets and various asset classes. Asset class exposures include some, but not necessarily all, of the following: equity securities, currencies, sovereign bonds, investment grade and below-investment grade (i.e., high yield securities or junk bonds) fixed income securities, emerging market debt, agency mortgage-backed securities (including those backed by subprime mortgages), contingent convertible securities, as well as cash and cash equivalent securities. The Global Macro Strategy intends to use a significant amount of derivatives to implement its positions, such as futures, forwards, swaps, including credit default swaps, and options. The Fund’s use of derivative instruments will have the economic effect of financial “leverage,” which increases risk and may magnify the Fund’s gains or losses.
●
The Long-Short Equity Strategy seeks to achieve positive absolute returns by investing long and short primarily in equity and equity-related securities and instruments, including certain derivatives (e.g., swaps, futures and options), across a diversified range of indexes, sectors and/or industries. Within the long-short equity strategy, the long component primarily involves investments in equity and equity-related securities that are believed likely to appreciate in value due to fundamental, technical or other factors, while the short component involves making short sales of securities that are believed likely to either fall in value
94 | GuideStone Funds Prospectus

and/or underperform in aggregate the long exposure due to fundamental, technical or other factors. When the Fund takes a short position, it sells a security it does not own (i.e., has borrowed) in anticipation of a decline in the market price of that security. The use of short positions and derivatives employ an investment technique known as “leverage,” which increases risk and may magnify the Fund’s gains or losses. The strategy focuses primarily on equity and equity-related securities of U.S. issuers across market capitalizations, but may also include investments in non-U.S. equity securities, including sponsored or unsponsored depositary receipts, and to a lesser extent fixed income securities. The long or short strategy may use options, futures and swaps to gain exposure to stock indexes and individual equity securities.
●
The Opportunistic Fixed Income Strategy seeks to deliver positive absolute returns in excess of cash investments regardless of economic cycle (i.e., downturns and upswings) or cyclical credit availability. The strategy pursues diversified exposure across various fixed income and floating rate market segments, with a focus on more liquid markets, assessing the relative value across sectors and adjusting portfolio weightings based on opportunity. A bottom-up credit analysis approach and a value aspect in selecting investments, utilizing long and short investments, and potentially notional leverage is generally employed within the strategy. The strategy seeks exposure to potential income generators including, among others, global emerging markets, investment grade and below-investment grade debt (i.e., high yield securities or junk bonds) markets, convertible bonds and bank loans.
●
The Options Equity Strategy seeks to capture potential value embedded in the pricing of equity index and/or single stock options (i.e., based on a Sub-Adviser’s belief that a risk premium exists due to the potential that the premium paid on the options has mispriced volatility, as historically the implied volatility embedded in option pricing has exceeded realized volatility the majority of the time), while holding a portfolio that has lower volatility than the broader U.S. equity markets. The strategy involves the Fund primarily writing options on one or more equity indexes or stocks, but may also purchase options for hedging purposes as well.
●
The Relative Value Strategy seeks to identify and benefit from price discrepancies between related assets (i.e., assets that share a common financial factor, such as interest rates, an issuer or an index). Relative value opportunities generally rely on arbitrage (i.e., the simultaneous purchase and sale of related assets) that may exist between two issuers or within the capital structure of a single issuer. The strategy attempts to exploit a source of return with low correlation to the market. Relative value strategies include, among others, fixed income arbitrage, convertible arbitrage, volatility arbitrage, statistical arbitrage and equity market neutral strategies.
●
The Short Duration High Yield Strategy involves investments mainly in fixed income securities, including below-investment grade securities (i.e., high yield securities or junk bonds) issued by U.S. and non-U.S. public and private companies, and investments in senior secured and unsecured floating rate loans made by U.S. banks and other financial institutions. The Fund will invest in fixed income securities rated “Ba” or below as rated by Moody’s Investors Service, Inc. or the equivalent by S&P Global Ratings or Fitch, Inc./Fitch Ratings Ltd. (or if unrated, determined by a Sub-Adviser to be of the same quality) with a shorter duration (typically less than three years). Duration measures the sensitivity of a fixed income security’s price to changes in interest rates. The longer a fixed income security’s duration, the more sensitive that security will be to changes in interest rates. In selecting specific debt instruments for investment, a Sub-Adviser may look to such factors as the attractiveness of the issuer’s industry, the issuer’s creditworthiness, the investment’s expected yield-to-maturity and the investment’s liquidity.
●
The Fund may also use other types of derivative instruments, such as futures, options and forward contracts, as a substitute for investing directly in an underlying asset, to increase return, to manage foreign currency risk, to hedge against losses and/or as an alternative to selling a security short.
●
The Fund may seek to benefit from “special situations,” such as mergers, consolidations, bankruptcies, liquidations, reorganizations, restructurings, tender or exchange offers or other unusual events expected to affect a particular issuer.
●
The Fund may invest its uninvested cash in high-quality, short-term debt securities, which may include repurchase agreements and high-quality money market instruments, and also may invest uninvested cash in the GuideStone Funds Money Market Fund. To the extent the Fund invests in a money market fund, it generally is not subject to the limits placed on investments in other investment companies. Generally, these securities offer less potential for gains than other types of securities.
●
The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective.
●
In accordance with the Adviser’s Christian values, the Fund does not invest in any company that is publicly recognized (as determined by GuideStone Financial Resources of the Southern Baptist Convention (“GuideStone Financial Resources”)) for offering products or services that are incompatible with the Christian values of GuideStone Financial Resources, including, but not limited to, those involving abortion, sexual immorality, alcohol, tobacco or gambling.
GuideStone Funds Prospectus | 95

Principal Investment Risks
An investment in the Fund involves risks that can significantly affect the Fund’s performance, including Alternatives Risk, Faith-Based Investing Risk, Leverage Risk, Derivatives Risk, Below-Investment Grade Securities Risk and Market Risk. Descriptions of these and other principal risks of investing in the Fund are provided below. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
There is no guarantee that the securities that the Fund buys will increase in value. It is possible to lose money by investing in the Fund.
●
Alternative Investments Risk: The Fund utilizes alternative investment strategies that are complex and may involve greater risk than traditional investments (i.e., stocks, bonds and cash). The performance of alternative investments is not expected to correlate closely with more traditional investments; however, it is possible that alternative investments will decline in value along with equity or fixed income markets, or both, or that they may not otherwise perform as expected. Alternative investments may have different characteristics and risks than do traditional investments; can be highly volatile; are often less liquid, particularly in periods of stress; are generally more complex and less transparent; and may have more complicated tax profiles than traditional investments. In addition, the performance of alternative investments may be more dependent on a Sub-Adviser's experience and skill than traditional investments. The use of alternative investments may not achieve the desired effect.
●
Below-Investment Grade Securities Risk: Below-investment grade securities (i.e., high yield securities or junk bonds) involve greater risks of default, are more volatile than bonds rated investment grade and are inherently speculative. Issuers of these bonds may be more sensitive to economic downturns and may be unable to make timely interest or principal payments. The Fund’s value could be hurt by price declines due to actual or perceived changes in an issuer’s ability to make such payments. Bonds rated below-investment grade involve greater risks of default and are more volatile than bonds rated investment grade. Issuers of these bonds may be more sensitive to economic downturns and may be unable to make timely interest or principal payments. The Fund's value could be hurt by price declines due to actual or perceived changes in an issuer's ability to make such payments.
●
Cash Management Risk: Upon entering into certain derivatives contracts, such as futures contracts, and to maintain open positions in certain derivatives contracts, the Fund may be required to post collateral for the contract, the amount of which may vary. In addition, the Fund may maintain cash and cash equivalent positions to manage the Fund’s market exposure and for other portfolio management purposes. As such, the Fund may maintain cash balances, including foreign currency balances, which may be significant, with counterparties. The Fund is thus subject to counterparty risk and credit risk with respect to these arrangements.
●
Contingent Convertible Securities Risk: Contingent convertible securities are a form of hybrid security that are intended to either convert into equity or have their principal written down upon the occurrence of certain triggers. The triggers are generally linked to regulatory capital thresholds or regulatory actions calling into question the issuer’s continued viability as a going concern. Investment in this particular type of bond may result in material losses to the Fund based on certain trigger events. The existence of these trigger events creates a different type of risk from traditional bonds and may more likely result in a partial or total loss of value or alternatively they may be converted into shares of the issuing company which may also have suffered a loss in value.
●
Controlling Voting Interest Risk: In accordance with the GuideStone Funds Trust Instrument, GuideStone Financial Resources will, at all times, directly or indirectly own, control or hold with power to vote at least 60% of the outstanding shares of GuideStone Funds. This means that GuideStone Financial Resources will control the vote on any matter that requires the approval of a majority of the outstanding shares of GuideStone Funds.
●
Credit Risk: There is a risk that the issuer of a fixed income investment owned by the Fund, or the counterparty to a derivatives contract, repurchase agreement, loan of portfolio securities or other transaction to which the Fund is party, may fail to pay interest or even principal due in a timely manner or at all.
●
Currency Strategy Risk: There is no guarantee that the Fund’s currency investment strategy will be successful. Currency rates may fluctuate significantly over short or extended periods of time (i.e., may be extremely volatile), which could result in losses to the Fund if currencies do not perform as a Sub-Adviser expects. Changes in foreign currency exchange rates could adversely impact investment gains or add to investment losses. Generally, when the U.S. dollar rises in value against a foreign currency, an investment denominated in that country’s currency loses value because that currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a particular foreign currency, investments denominated in that currency increase in value. In general, currency exchange rates can be unpredictably affected by various factors, including political developments and governmental, supranational entity or central bank action or inaction. The Fund may also be positively or negatively affected by governmental strategies intended to make the currencies in which the Fund invests stronger or weaker. In addition, currency markets generally are not as regulated as securities markets, which could expose the Fund to additional risks. Some currency transactions may involve a
96 | GuideStone Funds Prospectus

higher level of risk than other investments relative to the amount invested and the impact of any gain or loss may be magnified. The risks of currency transactions also may be heightened in developing or emerging market countries.
●
Depositary Receipts Risk: Investments in depositary receipts (i.e., American Depositary Receipts) are generally subject to the same risks of investing directly in the foreign securities that they evidence or into which they may be converted, including, but not limited to, currency fluctuations and political and financial instability in the home country of a particular depositary receipt or foreign stock. In addition, securities of foreign issuers may be negatively affected by political events, economic conditions or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards, which may increase investment risk as there may be an imperfect correlation between the market value of depositary receipts and the underlying foreign securities. In addition, issuers underlying unsponsored depositary receipts may not provide as much information as U.S. issuers and issuers underlying sponsored depositary receipts. Unsponsored depositary receipts also may not carry the same voting privileges as sponsored depositary receipts.
●
Derivatives Risk: Derivatives involve risks different from, and in some respects greater than, those associated with investing directly in securities, currencies or other instruments. Derivatives may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Fund. There may be imperfect correlation between a derivative and the reference instrument underlying the derivative. Derivatives involve counterparty risk, which is the risk that the other party to the derivative will fail to make required payments or otherwise comply with the terms of the derivative. That risk is generally thought to be greater with over-the-counter (OTC) derivatives than with derivatives that are centrally cleared. However, derivatives traded on organized exchanges and/or through clearing organizations involve the possibility that the futures commission merchant or clearing organization will default in the performance of its obligations. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments.
●
Emerging Markets Risk: When investing in emerging markets, the risks of investing in foreign securities is heightened. Emerging markets are generally smaller, less developed, less liquid and more volatile than the securities markets of the U.S. and other developed markets. There are also risks of: greater political or economic uncertainties; an economy’s dependence on revenues from particular commodities or on international aid or development assistance; currency transfer restrictions; a limited number of potential buyers for such securities resulting in increased volatility and limited liquidity for emerging market securities; trading suspensions; and delays and disruptions in securities settlement procedures. The governments of emerging market countries may also be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, intervene in the financial markets and/or impose burdensome taxes that could adversely affect security prices. In addition, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. Emerging markets are financial markets in countries with developing economies, where industrialization has commenced and the economy has linkages with the global economy. Generally, emerging markets are located in Latin America, Eastern Europe, and Asia (excluding Japan).
●
Equity Risk: Stocks and other equity securities generally fluctuate in value more than fixed income securities and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles with periods of rising and falling prices. The market value of a stock may fall due to changes in a company’s financial condition as well as general market, economic and political conditions and other factors.
●
Faith-Based Investing Risk: The Fund invests in accordance with the faith-based investment restrictions of GuideStone Financial Resources. The Fund may not be able to take advantage of certain investment opportunities due to these restrictions, which may adversely affect investment performance. In evaluating an investment, the Adviser or Sub-Adviser is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could adversely affect the analysis of the factors relevant to a particular investment.
●
Fixed Income Securities Risk: The value of fixed income securities held by the Fund will fluctuate in response to changes in interest rates and other economic factors. When interest rates rise, the prices of fixed income securities fall and vice versa. Typically, the longer the maturity or duration of a debt security, the greater the effect a change in interest rates could have on the security's price. Thus, the sensitivity of the Fund's debt securities to interest rates will increase with any increase in the duration of those securities. Recent events in the fixed income market may expose the Fund to heightened interest rate risk and volatility. Following a period of historically low interest rates, the U.S. Federal Reserve raised rates multiple times in an effort to combat inflation in the U.S. economy. Though the Federal Reserve has since lowered interest rates slightly, it is unclear if such lowering will continue. Very low or negative interest rates may impact the yield of
GuideStone Funds Prospectus | 97

the Fund’s investments in fixed income securities and may increase the risk that, if followed by rising interest rates, the Fund’s performance will be negatively impacted. The Fund is subject to the risk that the income generated by its investments in fixed income securities may not keep pace with inflation. Other factors may affect fixed income securities, such as financial conditions of a particular issuer, including its credit standing, and general economic conditions. The yield earned by the Fund will also vary with changes in interest rates and other economic factors.
●
Floating Rate Loan Risk: Senior secured and unsecured floating rate loans are generally acquired as a participation interest in, or assignment of, loans originated by U.S. banks and other financial institutions (“Senior Loans”) and are subject to the risk that a court could subordinate a Senior Loan, which typically holds the most senior position in the issuer’s capital structure, to presently existing or future indebtedness or take other action detrimental to the holders of Senior Loans. Senior Loans are often below-investment grade and are considered to be inherently speculative. If the Fund acquires a participation interest in a Senior Loan, the Fund may not be able to control the exercise of any remedies that the lender would have under the loan and likely would not have any rights against the borrower directly. Senior Loans made to finance highly leveraged corporate acquisitions may be especially vulnerable to adverse changes in economic or market conditions. To the extent that the Fund invests in loan participations and assignments, it is subject to the risk that the financial institution acting as agent for all interests in a loan might fail financially. It is also possible that the Fund could be held liable, or may be called upon to fulfill other obligations as a co-lender. To the extent a Senior Loan is secured by collateral, it is subject to the risk that the value of the collateral will decline and be insufficient to cover the amount of the loan. Senior Loans are also subject to liquidity risks because they may not have an active trading market, may have less publicly available information about them and may be subject to restrictions on transfer, which may result in the Fund being unable to sell the Senior Loans at a favorable price. Loan interests may be difficult to value and may have extended trade settlement periods that may be greater than seven days. Accordingly, the proceeds from the sale of a loan may not be available to make additional investments or to meet redemption obligations until potentially a substantial period after the sale of the loan. The extended trade settlement periods could force the Fund to liquidate other securities to meet redemptions and may present a risk that the Fund may incur losses in order to timely honor redemptions. Senior loans may not be considered “securities,” and therefore, purchasers may not be entitled to rely on the antifraud protections of the federal securities laws.
●
Foreign Currency Tax Risk: If the U.S. Treasury were to exercise its authority to issue regulations that exclude from the definition of “qualifying income” foreign currency gains not directly related to a Fund’s business of investing in securities, the Fund may be unable to qualify as a regulated investment company for one or more years. In this event, the Board of Directors of GuideStone Funds may authorize a significant change in investment strategy or other action.
●
Foreign Securities Risk: Obligations or securities of foreign issuers may be negatively affected by political events, economic conditions or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards, which may increase investment risk. Security values also may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. It may take more time to clear and settle trades involving foreign securities. In addition, securities issued by U.S. entities with substantial foreign operations or holdings can involve risks relating to conditions in foreign countries.
●
Forward Currency Contract Risk: A forward foreign currency exchange contract is an agreement to buy or sell a specific currency at a future date and at a price set at the time of the contract. Foreign forward currency exchange contracts involve a risk of loss if currency exchange rates move against the Fund and are subject to counterparty risk.
●
Futures and Options on Futures Risk: There is a risk that the prices of futures and options on futures contracts will diverge from the prices of their underlying instruments. Futures and options prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect or no correlation also may result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded and from imposition of daily price fluctuation limits or trading halts. There can be no assurance that, at all times, a liquid market will exist for offsetting a futures or options contract that the Fund has previously bought or sold and this may result in the inability to close a contract when desired.
●
High Portfolio Turnover Risk: The Fund may engage in active and frequent trading and expects to have a high portfolio turnover rate. High turnover could produce higher transaction costs and taxable distributions and lower the Fund’s after-tax performance.
●
Large Shareholder Transactions Risk: The Fund may experience adverse effects when certain large shareholders, including institutional accounts managed by the Adviser’s affiliates, as well as other series of GuideStone Funds (i.e., funds) that invest in the Fund, purchase or redeem large amounts of Fund shares. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise
98 | GuideStone Funds Prospectus

do so, which may negatively impact the Fund’s net asset value and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions also will increase the distribution of taxable income to shareholders if sales of portfolio investments result in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.
●
Leverage Risk: The Fund is subject to leverage risk. Leveraging occurs when the Fund increases its assets available for investment using borrowings or similar transactions. Due to the fact that short sales involve borrowing securities and selling them, the Fund’s short sales effectively leverage the Fund’s assets. The use of leverage, including short sales and other forms of leveraging such as lending portfolio securities, entering into futures contracts and engaging in forward commitment transactions, may magnify the Fund’s gains or losses. Leverage also creates interest expense that may lower the Fund’s overall returns.
●
Liquidity Risk: Certain investments may be difficult or impossible for the Fund to purchase or sell at an advantageous time or price or in sufficient amounts to achieve the desired level of exposure, particularly in times of market turmoil or adverse investor perceptions. The Fund may be required to dispose of investments at unfavorable times or prices in order to satisfy redemptions, which may result in a loss or may be costly to the Fund. Illiquid investments may be more difficult to value. Judgment plays a greater role in valuing illiquid investments than investments with more active markets. Certain securities that were liquid when purchased may later become illiquid, particularly in times of overall economic distress.
●
Market Risk: The Fund’s value will go up and down in response to changes in the market value of its investments, sometimes rapidly and unpredictably. Market value will change due to business developments concerning a particular issuer or industry, as well as general market and economic conditions. Changes in the financial condition of a single issuer can impact the market as a whole. Geopolitical risks, including terrorism, tensions, trade disputes or open conflict between nations, or political or economic dysfunction within some nations that are major players on the world stage or major producers of oil, may lead to instability in world economies and markets, may lead to increased market volatility and may have adverse long-term effects. Local, regional or global events such as the spread of infectious illnesses or other public health issues, recessions, natural disasters or other events could have a significant impact on the Fund and its investments. In addition, markets and market participants are increasingly reliant upon information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access and similar circumstances may have an adverse impact upon a single issuer, a group of issuers or the market at-large. Additionally, legislative, regulatory, or tax developments may affect the investments or investment strategies available to the Adviser in connection with managing the Fund, which may also adversely affect the ability of the Fund to achieve its investment objective.
●
Mid-Capitalization Companies Risk: Medium-sized company (i.e., mid-cap) stocks have historically been subject to greater investment risk than large company stocks. They generally are more vulnerable than larger companies to adverse business or economic developments. The risks generally associated with these companies include more limited product lines, markets and financial resources, lack of management depth or experience, dependency on key personnel and vulnerability to adverse market and economic developments. Accordingly, the prices of medium-sized company stocks tend to be more volatile than prices of large company stocks.
●
Mortgage- and Asset-Backed Securities Risk: The Fund is subject to the risk that the principal on mortgage- and asset-backed securities held by the Fund will be prepaid, which generally will reduce the yield and market value of these securities. If interest rates fall, the rate of prepayments tends to increase as borrowers are motivated to pay off debt and refinance at new lower rates. Rising interest rates may increase the risk of default by borrowers and tend to extend the duration of these securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, to the extent the Fund holds these types of securities, it may experience additional volatility and losses. This is known as extension risk. Moreover, declines in the credit quality of the issuers of mortgage- and asset-backed securities or instability in the markets for such securities may affect the value and liquidity of such securities, which could result in losses to the Fund. In addition, certain mortgage- and asset-backed securities may include securities backed by pools of loans made to “subprime” borrowers or borrowers with blemished credit histories; the risk of defaults is generally higher in the case of mortgage pools that include such subprime mortgages.
●
Multiple Sub-Adviser Risk: Fund performance is dependent upon the success of the Adviser and the Sub-Advisers in implementing the Fund’s investment strategies in pursuit of the Fund’s investment objective. To a significant extent, the Fund’s performance will depend on the success of the Adviser’s methodology in allocating the Fund’s assets to Sub-Advisers and its selection and oversight of the Sub-Advisers. The Sub-Advisers’ investment styles may not work together as planned, which could adversely affect the performance of the Fund. In addition, because each Sub-Adviser makes its trading decisions independently, it is possible that the Sub-Advisers may purchase or sell the same security at the
GuideStone Funds Prospectus | 99

same time without aggregating their transactions or hold long and short positions in the same security at the same time. This may cause unnecessary brokerage and other expenses. A Sub-Adviser’s strategy may be out of favor at any time.
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Options Risk: The use of options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying reference asset. By writing put options, the Fund takes on the risk of declines in the value of the underlying instrument, including the possibility of a loss up to the entire strike price of each option it sells but without the corresponding opportunity to benefit from potential increases in the value of the underlying instrument. When the Fund writes a put option, it assumes the risk that it must purchase the underlying instrument at an exercise price that may be higher than the market price of the instrument. If there is a broad market decline and the Fund is not able to close out its written put options, it may result in substantial losses to the Fund. The Fund will receive a premium from writing options, but the premium received may not be sufficient to offset any losses sustained from exercised put options.
●
Short Sales and Short Position Risk: Short sales involve selling a security the Fund does not own in anticipation that the security will decline in price. The Fund will suffer a loss if it sells a security short and the value of the security rises rather than falls. Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. The Fund’s potential loss on a short position is limited only by the maximum attainable price of the security less the price at which the security was sold by the Fund. Therefore, in theory, stocks sold short have unlimited risk. The Fund’s use of short sales in effect “leverages” the Fund. The Fund’s short strategy depends on counterparties from which the Fund borrows securities. The Fund must post collateral when borrowing securities and the Fund is subject to the risk of default by a counterparty, which could result in a loss of collateral and money owed to the Fund.
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Sovereign Debt Risk: Sovereign debt securities are subject to the risk that a governmental entity may delay or refuse to pay interest or principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the size of the governmental entity’s debt position in relation to the economy, its policy toward international lenders or the failure to put in place economic reforms required by multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There may be no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected. Sovereign debt risk is increased for emerging market issuers.
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Special Situations Risk: In general, securities of companies which are the subject of a tender or exchange offer or a merger, consolidation, bankruptcy, liquidation, reorganizations or restructuring proposal sell at a premium to their historic market price immediately prior to the announcement of the transaction. However, it is possible that the value of securities of a company involved in such a transaction will not rise and in fact may fall, in which case the Fund would lose money. It is also possible that the transaction may not be completed as anticipated or may take an excessive amount of time to be completed, in which case the Fund may not realize any premium on its investment and could lose money if the value of the securities declines during the Fund’s holding period. In some circumstances, the securities purchased may be illiquid making it difficult for the Fund to dispose of them at an advantageous price.
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Swaps Risk: Swaps can involve greater risks than direct investments in securities, because swaps may be leveraged and subject to counterparty credit risk. If the counterparty fails to meet its obligations, the Fund may lose money. Swaps are also subject to valuation risk and may in some cases be illiquid.
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U.S. Government Securities Risk: Not all obligations of U.S. government agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some are backed by a right to borrow from the U.S. Treasury, while others are backed only by the credit of the issuing agency or instrumentality. Accordingly, these securities carry at least some risk of non-payment. It is possible that issuers of U.S. government securities will not have the funds to meet their payment obligations in the future.
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Volatility Risk: The Fund may be unsuccessful in maintaining a portfolio of investments that minimize volatility, and there is a risk that the Fund may experience more than minimal volatility. Securities held by the Fund are subject to price volatility and the prices may not be any less, and may be more, volatile than the market as a whole. In addition, the use of volatility management techniques may limit the Fund’s participation in market gains, particularly during periods when market values are increasing, but market volatility is high.
Performance
The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing the performance and the annual total return of the Fund’s Investor Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s Investor Class returns, both before and after taxes, and the Fund's Institutional Class, before taxes, compare to the performance
100 | GuideStone Funds Prospectus

of a broad-based securities market index, the Bloomberg US Aggregate Bond Index, during the same periods. In addition, the performance of the Bloomberg US Treasury Bills: 1-3 Months Index is provided to show how the Fund's performance compares with the returns of another securities market index that reflects the market sectors in which the Fund invests, during the same periods.
The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the GuideStone Funds’ website at GuideStoneFunds.com or by calling 1-888-GS-FUNDS (1-888-473-8637).

Investor Class Annual Total Return year ended 12/31

8%
7%
6%
5%
4%
3%
2%
1%
0%
-1%
(0.17)%
4.62%
(0.51)%
4.57%
(0.81)%
5.59%
7.39%
2018
2019
2020
2021
2022
2023
2024

Best Quarter:	3.28%	6/30/2020
Worst Quarter:	(6.71)%	3/31/2020

Average Annual Total Returns as of 12/31/24

	One Year	Five Years	Since Inception	Inception Date
Investor Class before taxes	7.39%	3.19%	2.89%	06/30/2017
Investor Class after taxes on distributions(1)	4.00%	1.04%	1.23%
Investor Class after taxes on distributions and sale of Fund shares(1)(2)	4.39%	1.55%	1.53%
Institutional Class before taxes	7.60%	3.50%	3.19%	06/30/2017
Bloomberg US Aggregate Bond Index(3) (reflects no deduction for fees, expenses or taxes)	1.25%	(0.33)%	1.07%
Bloomberg US Treasury Bills: 1-3 Months Index (reflects no deduction for fees, expenses or taxes)	5.32%	2.49%	2.26%
(1)
After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-advantaged arrangements, such as 403(b) plans, 401(k) plans or individual retirement accounts (IRAs). After tax returns are shown only for the Investor Class and after tax returns for the Institutional Class will vary.
(2)
Returns may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.
(3)
Effective December 31, 2024, the Fund incorporated this broad-based securities market index in connection with new regulatory requirements.
Management
Investment Adviser and Portfolio Managers
GuideStone Capital Management, LLC

Joshua Chastant Vice President – Portfolio Management	Since January 2024

Brandon Pizzurro President and Chief Investment Officer	Since May 2021
Sub-Advisers and Portfolio Managers
AQR Capital Management, LLC
Michele L. Aghassi, Ph.D. Principal	Since May 2021
Clifford S. Asness, Ph.D. Managing and Founding Principal	Since January 2022
Andrea Frazzini, Ph.D. Principal	Since May 2021
John J. Huss Principal	Since May 2021

Goldman Sachs Asset Management, L.P.
Simon Dangoor Managing Director	Since February 2024
Lindsay Rosner Managing Director	Since February 2024
Paul Seary, CFA Senior Portfolio Manager	Since April 2021

Parametric Portfolio Associates LLC
Richard Fong, CFA Managing Director of Investment Strategy	Since November 2020
Jennifer Mihara Managing Director, Equity Research	Since July 2024
Zach Olsen, CFA Senior Portfolio Manager	Since May 2022
James Reber(1) Managing Director, Portfolio Management	Since May 2022

(1)
Effective August 1, 2025, James Reber will retire and will no longer serve as a portfolio manager to the Fund.
P/E Global LLC
Warren J. Naphtal President and Chief Investment Officer	Since November 2020
David J. Souza, Jr., CFA Portfolio Manager	Since November 2020
GuideStone Funds Prospectus | 101

SSI Investment Management LLC
George M. Douglas, CFA Chief Investment Officer and Managing Principal	Since May 2021
Dagney Maseda Portfolio Manager and Managing Director	Since May 2021
Alexander W. Volz Portfolio Manager	Since May 2021
Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries
For important information about purchase and sale of Fund shares, tax information and financial intermediary compensation, please refer to “Summary of Other Important Fund Information” beginning on page 181.
102 | GuideStone Funds Prospectus

GuideStone Funds Defensive Market Strategies® Fund	Institutional GDMYX
Investor GDMZX
Investment Objective
The Defensive Market Strategies Fund seeks to provide long-term capital appreciation with reduced volatility compared to the equity market.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Defensive Market Strategies Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Investor Class
Management fee	0.59%	0.59%
Other expenses	0.05%	0.32%
Acquired fund fees and expenses	0.01%	0.01%
Total annual Fund operating expenses	0.65%	0.92%

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Finally, the example assumes that all dividends and other distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	Institutional Class	Investor Class
1 Year	$66	$94
3 Years	$208	$293
5 Years	$362	$509
10 Years	$810	$1,131

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the total annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 86% of the average value of its portfolio.
GuideStone Funds Prospectus | 103

Principal Investment Strategies
●
To pursue its investment objective, the Fund utilizes principal investment strategies managed by the Fund’s investment sub-advisers (“Sub-Advisers”)  under the ultimate supervision of GuideStone Capital Management, LLC (the “Adviser”). The Adviser seeks to combine principal strategies in order to manage to a targeted level of equity market sensitivity (or beta) consistent with the composite index of the Fund. This combination of principal strategies is intended to result in the Fund obtaining investment returns consistent with the equity market, but with lower volatility when compared to the equity market. This reduced market volatility is intended to reduce the downside risk of the Fund relative to that of the equity market. In general, the Fund seeks to meet its investment objective by seeking greater participation in equity market gains than in equity market losses. The Adviser determines the allocation of assets among the principal strategies and seeks to ensure an allocation that will allow the Fund to maintain its reduced volatility as compared to the broader market. Each Sub-Adviser is in turn responsible for investing the assets allocated to the principal strategy, or the portion of the principal strategy, for which it is responsible. Buy and sell decisions are made at the discretion of each individual Sub-Adviser with regard to the portion of the Fund’s portfolio that it manages in accordance with its investment strategies and processes.
●
The principal strategies, and the range of assets that will generally be allocated to each, are as follows:
Principal Strategy	Range of Assets
Long Only Equity	20%-80%
Convertible Bond	0%-50%
Long-Short Equity	0%-35%
Options Equity	0%-70%
●
The Adviser monitors the Fund’s investments and reallocates assets among the Sub-Advisers as necessary in an attempt to ensure the Fund’s portfolio, when viewed as a whole, is consistent with the Fund’s principal investment objective. The Sub-Advisers, in managing their respective portions of the Fund’s portfolio, employ different investment strategies and styles that the Adviser believes complement one another in an attempt to achieve the Fund’s investment objective. The Adviser may increase or decrease a strategy’s weighting within the stated range of Fund assets to a level deemed appropriate to further the Fund’s investment objective.
●
The four principal investment strategies that the Fund employs are discussed below:
●
The Long Only Equity Strategy will invest in one or two main components: a “value-yield” component that focuses primarily on dividend paying equity securities and a “U.S. defensive equity” component that focuses primarily on U.S. equity securities with lower volatility compared to the broader equity market. Pursuant to the Long Only Equity Strategy, the Fund primarily invests in common stocks of U.S. companies but may also invest in common stocks of foreign companies either on a foreign exchange or through depositary receipts, which may be sponsored or unsponsored. The Fund may invest in common stocks of foreign companies in countries having economies and markets generally considered to be developed and, to a lesser extent, companies located in emerging markets. The Fund may also invest in preferred stocks and real estate investment trusts (“REITs”) and other real estate related companies (companies that derive their revenue from, or have their assets in, real estate, including the ownership, construction, management or sale of real estate).
●
The Convertible Bond Strategy involves investments in convertible securities. A convertible security is a security — usually a bond or preferred stock — that can be converted into a different security, typically shares of a company’s common stock. While the Fund has broad discretion to invest in all types of convertible securities of U.S. issuers, the Fund focuses primarily on investments in convertible bonds. The Fund may also invest in convertible securities of non-U.S. issuers. The Fund may invest in obligations issued by the U.S. government, its agencies and instrumentalities, banks and corporations and foreign governments, banks and corporations. The Fund may invest in both investment grade securities and below-investment grade securities (i.e., high yield securities or junk bonds) subject to a maximum of 50% of its total assets in junk bonds (“Baa” category as rated by Moody’s Investors Service, Inc. or the equivalent by S&P Global Ratings or Fitch, Inc./Fitch Ratings Ltd.).
●
The Long-Short Equity Strategy involves a long component and a short component. The long component primarily involves investments in equity securities with a focus on the capital appreciation of those securities. The short component involves making short sales of stocks to profit from a decline in those stock’s values. The Fund may establish short positions in stocks of companies with a market value of up to 30% of its assets pursuant to this strategy. When the Fund takes a short position, it sells at the current market price a stock that it has borrowed, in anticipation of a decline in the market price of the stock. The Fund intends to reinvest the proceeds from its short sales by taking additional long positions in stocks. This investment technique is known as “leverage,” which increases risk and may magnify the Fund’s gains or losses. The strategy focuses primarily on U.S. equity securities and U.S. equity-related securities and may also include investments in non-U.S. equity securities, and to a lesser extent fixed income securities. The long or short strategy may use options, futures and swaps to gain exposure to stock indexes and individual equity securities.
104 | GuideStone Funds Prospectus

●
The Options Equity Strategy seeks to capture potential value embedded in the pricing of equity index options (i.e., the expected difference between the exercise price of the option and the current market price of the index), while holding a portfolio that has lower volatility than the broader U.S. equity markets. The strategy involves the Fund writing cash settled put and/or call options on stock indexes (such as the S&P® 500 Index) and fully covering those written put and call options with a mixture of U.S. Treasury Bills, U.S. Treasury Notes or U.S. government agency securities and a portfolio of stocks that collectively has characteristics similar to the stock index associated with the options sold. To a lesser extent, the strategy may also involve the Fund writing cash settled put or call options on individual stocks. When the Fund writes a put option on an index, it agrees (in return for receipt of the option price) to pay the option holder, upon exercise of the option prior to, or upon expiration, the difference between the exercise price and price of the index if the index price is below the exercise price at the time of exercise or expiration. When a put option’s exercise price is lower than the price of the index, the put option is “out of the money.” When the Fund writes a call option on an index, it agrees (in return for receipt of the option price) to pay the option holder, upon exercise of the option prior to, or upon expiration, the difference between the exercise price and price of the index if the index price is above the exercise price at the time of exercise or expiration. When a call option’s exercise price is higher than the price of the index, the call option is “out of the money.” By selling options that are out of the money, the Fund seeks to profit from the sales price of the options while capitalizing on the general tendency of options that are out of the money at the time of sale to expire without worth and without being exercised by the holder. The Fund determines whether an option is “out of the money” based on the probability that it will expire worthless based on implied market pricing.
●
The Fund may hold up to 20% of its assets in securities denominated in currencies other than the U.S. dollar and may invest beyond this limit when considering U.S. dollar-denominated securities of foreign issuers.
●
The Fund may use futures, options, swaps and forwards to gain exposure to foreign markets and currencies. The Fund may also use derivatives, including futures, options and forward contracts as a substitute for investing directly in an underlying asset, to increase return, to manage risk, to hedge against losses or as an alternative to selling a security short. Sub-Advisers may make currency investment decisions independent of their underlying security selections.
●
From time to time, based on economic and market conditions, the Fund may invest heavily in a particular economic sector or sectors.
●
The Fund may invest its uninvested cash in high-quality, short-term debt securities, which may include repurchase agreements and high-quality money market instruments, and also may invest uninvested cash in the GuideStone Funds Money Market Fund. To the extent the Fund invests in a money market fund, it generally is not subject to the limits placed on investments in other investment companies. Generally, these securities offer less potential for gains than other types of securities.
●
In accordance with the Adviser’s Christian values, the Fund does not invest in any company that is publicly recognized (as determined by GuideStone Financial Resources of the Southern Baptist Convention (“GuideStone Financial Resources”)) for offering products or services that are incompatible with the Christian values of GuideStone Financial Resources, including, but not limited to, those involving abortion, sexual immorality, alcohol, tobacco or gambling.
Principal Investment Risks
An investment in the Fund involves risks that can significantly affect the Fund’s performance, including Market Risk, Faith-Based Investing Risk, Equity Risk, Fixed Income Securities Risk and Options Risk. Descriptions of these and other principal risks of investing in the Fund are provided below. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
There is no guarantee that the securities that the Fund buys will increase in value. It is possible to lose money by investing in the Fund.
●
Below-Investment Grade Securities Risk: Below-investment grade securities (i.e., high yield securities or junk bonds) involve greater risks of default, are more volatile than bonds rated investment grade and are inherently speculative. Issuers of these bonds may be more sensitive to economic downturns and may be unable to make timely interest or principal payments. The Fund’s value could be hurt by price declines due to actual or perceived changes in an issuer’s ability to make such payments. Bonds rated below-investment grade involve greater risks of default and are more volatile than bonds rated investment grade. Issuers of these bonds may be more sensitive to economic downturns and may be unable to make timely interest or principal payments. The Fund's value could be hurt by price declines due to actual or perceived changes in an issuer's ability to make such payments.
●
Controlling Voting Interest Risk: In accordance with the GuideStone Funds Trust Instrument, GuideStone Financial Resources will, at all times, directly or indirectly own, control or hold with power to vote at least 60% of the outstanding shares of GuideStone Funds. This means that GuideStone Financial Resources will control the vote on any matter that requires the approval of a majority of the outstanding shares of GuideStone Funds.
GuideStone Funds Prospectus | 105

●
Convertible Securities Risk: In addition to the interest rate and credit risks applicable to fixed income securities, a convertible security’s market value also tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than the convertible security’s “conversion price.”
●
Credit Risk: There is a risk that the issuer of a fixed income investment owned by the Fund, or the counterparty to a derivatives contract, repurchase agreement, loan of portfolio securities or other transaction to which the Fund is party, may fail to pay interest or even principal due in a timely manner or at all.
●
Currency Risk: Changes in currency exchange rates could adversely impact investment gains or add to investment losses. Currency exchange rates can be affected unpredictably by intervention, or failure to intervene, by U.S. or foreign governments or central banks or by currency controls or political developments in the United States or abroad. Derivative contracts on non-U.S. currencies involve a risk of loss if currency exchange rates move against the Fund.
●
Depositary Receipts Risk: Investments in depositary receipts (i.e., American Depositary Receipts) are generally subject to the same risks of investing directly in the foreign securities that they evidence or into which they may be converted, including, but not limited to, currency fluctuations and political and financial instability in the home country of a particular depositary receipt or foreign stock. In addition, securities of foreign issuers may be negatively affected by political events, economic conditions or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards, which may increase investment risk as there may be an imperfect correlation between the market value of depositary receipts and the underlying foreign securities. In addition, issuers underlying unsponsored depositary receipts may not provide as much information as U.S. issuers and issuers underlying sponsored depositary receipts. Unsponsored depositary receipts also may not carry the same voting privileges as sponsored depositary receipts.
●
Derivatives Risk: Derivatives involve risks different from, and in some respects greater than, those associated with investing directly in securities, currencies or other instruments. Derivatives may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Fund. There may be imperfect correlation between a derivative and the reference instrument underlying the derivative. Derivatives involve counterparty risk, which is the risk that the other party to the derivative will fail to make required payments or otherwise comply with the terms of the derivative. That risk is generally thought to be greater with over-the-counter (OTC) derivatives than with derivatives that are centrally cleared. However, derivatives traded on organized exchanges and/or through clearing organizations involve the possibility that the futures commission merchant or clearing organization will default in the performance of its obligations. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments.
●
Dividend Paying Securities Risk: There is no guarantee that the companies in which the Fund invests will declare dividends in the future or that dividends, if declared, will remain at current levels or increase over time.
●
Emerging Markets Risk: When investing in emerging markets, the risks of investing in foreign securities is heightened. Emerging markets are generally smaller, less developed, less liquid and more volatile than the securities markets of the U.S. and other developed markets. There are also risks of: greater political or economic uncertainties; an economy’s dependence on revenues from particular commodities or on international aid or development assistance; currency transfer restrictions; a limited number of potential buyers for such securities resulting in increased volatility and limited liquidity for emerging market securities; trading suspensions; and delays and disruptions in securities settlement procedures. The governments of emerging market countries may also be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, intervene in the financial markets and/or impose burdensome taxes that could adversely affect security prices. In addition, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. Emerging markets are financial markets in countries with developing economies, where industrialization has commenced and the economy has linkages with the global economy. Generally, emerging markets are located in Latin America, Eastern Europe, and Asia (excluding Japan).
●
Equity Risk: Stocks and other equity securities generally fluctuate in value more than fixed income securities and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles with periods of rising and falling prices. The market value of a stock may fall due to changes in a company’s financial condition as well as general market, economic and political conditions and other factors.
●
Faith-Based Investing Risk: The Fund invests in accordance with the faith-based investment restrictions of GuideStone Financial Resources. The Fund may not be able to take advantage of certain investment opportunities due to these restrictions, which may adversely affect investment performance. In evaluating an investment, the
106 | GuideStone Funds Prospectus

Adviser or Sub-Adviser is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could adversely affect the analysis of the factors relevant to a particular investment.
●
Fixed Income Securities Risk: The value of fixed income securities held by the Fund will fluctuate in response to changes in interest rates and other economic factors. When interest rates rise, the prices of fixed income securities fall and vice versa. Typically, the longer the maturity or duration of a debt security, the greater the effect a change in interest rates could have on the security's price. Thus, the sensitivity of the Fund's debt securities to interest rates will increase with any increase in the duration of those securities. Recent events in the fixed income market may expose the Fund to heightened interest rate risk and volatility. Following a period of historically low interest rates, the U.S. Federal Reserve raised rates multiple times in an effort to combat inflation in the U.S. economy. Though the Federal Reserve has since lowered interest rates slightly, it is unclear if such lowering will continue. Very low or negative interest rates may impact the yield of the Fund’s investments in fixed income securities and may increase the risk that, if followed by rising interest rates, the Fund’s performance will be negatively impacted. The Fund is subject to the risk that the income generated by its investments in fixed income securities may not keep pace with inflation. Other factors may affect fixed income securities, such as financial conditions of a particular issuer, including its credit standing, and general economic conditions. The yield earned by the Fund will also vary with changes in interest rates and other economic factors.
●
Foreign Securities Risk: Obligations or securities of foreign issuers may be negatively affected by political events, economic conditions or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards, which may increase investment risk. Security values also may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. It may take more time to clear and settle trades involving foreign securities. In addition, securities issued by U.S. entities with substantial foreign operations or holdings can involve risks relating to conditions in foreign countries.
●
Large Shareholder Transactions Risk: The Fund may experience adverse effects when certain large shareholders, including institutional accounts managed by the Adviser’s affiliates, as well as other series of GuideStone Funds (i.e., funds) that invest in the Fund, purchase or redeem large amounts of Fund shares. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s net asset value and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions also will increase the distribution of taxable income to shareholders if sales of portfolio investments result in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.
●
Leverage Risk: The Fund is subject to leverage risk. Leveraging occurs when the Fund increases its assets available for investment using borrowings or similar transactions. Due to the fact that short sales involve borrowing securities and selling them, the Fund’s short sales effectively leverage the Fund’s assets. The use of leverage, including short sales and other forms of leveraging such as lending portfolio securities, entering into futures contracts and engaging in forward commitment transactions, may magnify the Fund’s gains or losses. Leverage also creates interest expense that may lower the Fund’s overall returns.
●
Liquidity Risk: Certain investments may be difficult or impossible for the Fund to purchase or sell at an advantageous time or price or in sufficient amounts to achieve the desired level of exposure, particularly in times of market turmoil or adverse investor perceptions. The Fund may be required to dispose of investments at unfavorable times or prices in order to satisfy redemptions, which may result in a loss or may be costly to the Fund. Illiquid investments may be more difficult to value. Judgment plays a greater role in valuing illiquid investments than investments with more active markets. Certain securities that were liquid when purchased may later become illiquid, particularly in times of overall economic distress.
●
Market Risk: The Fund’s value will go up and down in response to changes in the market value of its investments, sometimes rapidly and unpredictably. Market value will change due to business developments concerning a particular issuer or industry, as well as general market and economic conditions. Changes in the financial condition of a single issuer can impact the market as a whole. Geopolitical risks, including terrorism, tensions, trade disputes or open conflict between nations, or political or economic dysfunction within some nations that are major players on the world stage or major producers of oil, may lead to instability in world economies and markets, may lead to increased market volatility and may have adverse long-term effects. Local, regional or global events such as the spread of infectious illnesses or other public health issues, recessions, natural disasters or other events could have a significant impact on the Fund and its investments. In addition, markets and market participants are increasingly reliant upon information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access and similar circumstances may have an adverse impact upon a single issuer, a group of issuers or the market at-large. Additionally, legislative, regulatory, or tax developments
GuideStone Funds Prospectus | 107

may affect the investments or investment strategies available to the Adviser in connection with managing the Fund, which may also adversely affect the ability of the Fund to achieve its investment objective.
●
Multiple Sub-Adviser Risk: Fund performance is dependent upon the success of the Adviser and the Sub-Advisers in implementing the Fund’s investment strategies in pursuit of the Fund’s investment objective. To a significant extent, the Fund’s performance will depend on the success of the Adviser’s methodology in allocating the Fund’s assets to Sub-Advisers and its selection and oversight of the Sub-Advisers. The Sub-Advisers’ investment styles may not work together as planned, which could adversely affect the performance of the Fund. In addition, because each Sub-Adviser makes its trading decisions independently, it is possible that the Sub-Advisers may purchase or sell the same security at the same time without aggregating their transactions or hold long and short positions in the same security at the same time. This may cause unnecessary brokerage and other expenses. A Sub-Adviser’s strategy may be out of favor at any time.
●
Options Risk: The use of options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying reference asset. When the Fund writes a covered call option, it assumes the risk that it will have to sell the underlying security at an exercise price that may be lower than the market price of the security, and it gives up the opportunity to profit from a price increase in the underlying security above the exercise price. If a call option that the Fund has written is exercised, the Fund will experience a gain or loss from the sale of the underlying security. If a call option that the Fund has written expires unexercised, the Fund will experience a gain in the amount of the premium it received; however, that gain may be offset by a decline in the market value of the underlying security during the option period. By writing put options, the Fund takes on the risk of declines in the value of the underlying instrument, including the possibility of a loss up to the entire strike price of each option it sells but without the corresponding opportunity to benefit from potential increases in the value of the underlying instrument. When the Fund writes a put option, it assumes the risk that it must purchase the underlying instrument at an exercise price that may be higher than the market price of the instrument. If there is a broad market decline and the Fund is not able to close out its written put options, it may result in substantial losses to the Fund. The Fund will receive a premium from writing options, but the premium received may not be sufficient to offset any losses sustained from exercised put options.
●
Preferred Stock Risk: Preferred stock represents an equity interest in a company that generally entitles the holder to receive dividends and a fixed share of the proceeds from the company’s liquidation. Preferred stock is subject to issuer-specific and market risk applicable generally to equity securities and is also subject to many of the risks associated with debt securities, including interest rate risk. Shareholders may suffer a loss of value if dividends are not paid. In certain situations, an issuer may call or redeem its preferred stock or convert it to common stock. The market prices of preferred stocks are generally more sensitive to actual or perceived changes in the issuer’s financial condition or prospects than are the prices of debt securities.
●
Real Estate Investment Trust Risk: The Fund is subject to the risk that REITs’ and other real estate-related companies’ share prices overall will decline over short or even long periods because of rising interest rates. During periods of high interest rates, REITs and other real estate related companies may lose appeal for investors who may be able to obtain higher yields from other income-producing investments. High interest rates may also mean that financing from property purchases and improvements is more costly and difficult to obtain. REITs may be affected by changes in the value of the underlying properties they own and may be affected by the quality of any credit they extend. REITs are dependent upon management skills and are subject to heavy cash flow dependency, defaults by borrowers and self-liquidation.
●
Sector Concentration Risk: Although the Fund will not concentrate in any particular industry, it may be heavily invested in a particular economic sector. If the Fund focuses on one or a few sectors, its performance is likely to be disproportionately affected by developments that significantly affect that sector, including market, economic, political or regulatory developments. Individual sectors may be more volatile and may perform differently than the broader market. The Fund’s performance may also suffer if a sector does not perform as well as a Sub-Adviser expected. Prices of securities in the same sector often change collectively regardless of the merits of individual companies.
●
Short Sales and Short Position Risk: Short sales involve selling a security the Fund does not own in anticipation that the security will decline in price. The Fund will suffer a loss if it sells a security short and the value of the security rises rather than falls. Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. The Fund’s potential loss on a short position is limited only by the maximum attainable price of the security less the price at which the security was sold by the Fund. Therefore, in theory, stocks sold short have unlimited risk. The Fund’s use of short sales in effect “leverages” the Fund. The Fund’s short strategy depends on counterparties from which the Fund borrows securities. The Fund must post collateral when borrowing
108 | GuideStone Funds Prospectus

securities and the Fund is subject to the risk of default by a counterparty, which could result in a loss of collateral and money owed to the Fund.
●
U.S. Government Securities Risk: Not all obligations of U.S. government agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some are backed by a right to borrow from the U.S. Treasury, while others are backed only by the credit of the issuing agency or instrumentality. Accordingly, these securities carry at least some risk of non-payment. It is possible that issuers of U.S. government securities will not have the funds to meet their payment obligations in the future.
●
Volatility Risk: The Fund may be unsuccessful in maintaining a portfolio of investments that minimize volatility, and there is a risk that the Fund may experience more than minimal volatility. Securities held by the Fund are subject to price volatility and the prices may not be any less, and may be more, volatile than the market as a whole. In addition, the use of volatility management techniques may limit the Fund’s participation in market gains, particularly during periods when market values are increasing, but market volatility is high.
Performance
The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s Investor Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s Investor Class returns, both before and after taxes, and the Fund’s Institutional Class returns, before taxes, averaged over certain periods of time, compare to the performance of a broad-based securities market index, the S&P 500® Index, during the same periods. In addition, the performance of the Bloomberg US Treasury Bill: 1-3 Months Index and a composite index are provided. The other securities market index shows how the Fund’s performance compares with the returns of other securities market indexes that reflect market sectors in which the Fund invests, during the same periods.  The Composite Index shows how the Fund’s performance compares with the returns of an index constructed by the Adviser as a composite of the two securities market indexes to reflect the market sectors in which the Fund invests, during the same periods.
The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the GuideStone Funds’ website at GuideStoneFunds.com or by calling 1-888-GS-FUNDS (1-888-473-8637).

Investor Class Annual Total Returns years ended 12/31

25%
20%
15%
10%
5%
0%
-5%
-10%
-15%
2.16%
11.53%
12.35%
(1.69)%
19.38%
9.86%
11.79%
(11.40)%
11.15%
11.34%
2015
2016
2017
2018
2019
2020
2021
2022
2023
2024

Best Quarter:	13.51%	6/30/2020
Worst Quarter:	(15.75)%	3/31/2020

Average Annual Total Returns as of 12/31/24

	One Year	Five Years	Ten Years
Investor Class before taxes	11.34%	6.13%	7.30%
Investor Class after taxes on distributions(1)	7.84%	3.65%	5.24%
Investor Class after taxes on distributions and sale of Fund shares(1)(2)	7.29%	4.14%	5.25%
Institutional Class before taxes	11.71%	6.42%	7.59%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	25.02%	14.53%	13.10%
Bloomberg US Treasury Bills: 1-3 Months Index (reflects no deduction for fees, expenses or taxes)	5.32%	2.49%	1.75%
Composite Index (reflects no deduction for fees, expenses or taxes)	14.93%	8.80%	7.61%
(1)
After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-advantaged arrangements, such as 403(b) plans, 401(k) plans or individual retirement accounts (IRAs). After tax returns are shown only for the Investor Class and after tax returns for the Institutional Class will vary.
(2)
Returns may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.
GuideStone Funds Prospectus | 109

Management
Investment Adviser and Portfolio Managers
GuideStone Capital Management, LLC

Joshua Chastant Vice President – Portfolio Management	Since January 2024

Brandon Pizzurro President and Chief Investment Officer	Since January 2020
Sub-Advisers and Portfolio Managers
Neuberger Berman Investment Advisers LLC
Derek Devens, CFA Managing Director and Senior Portfolio Manager	Since December 2021
Rory Ewing Managing Director and Portfolio Manager	Since December 2021
Eric Zhou Senior Vice President and Portfolio Manager	Since December 2021

Parametric Portfolio Associates LLC
Jennifer Mihara Managing Director, Equity Research	Since July 2024
James Reber(1) Managing Director, Portfolio Management	Since May 2022

(1)
Effective August 1, 2025, James Reber will retire and will no longer serve as a portfolio manager to the Fund.
PGIM Quantitative Solutions LLC
Devang Gambhirwala Principal and Portfolio Manager	Since December 2021
Joel M. Kallman, CFA Vice President and Portfolio Manager	Since December 2021
Edward J. Tostanoski III, CFA Principal and Portfolio Manager	Since April 2025

Shenkman Capital Management, Inc.
Jordan Barrow Senior Vice President, Co-Head of Liquid Credit and Portfolio Manager	Since July 2015
Jeffrey Gallo Senior Vice President, Co-Head of Liquid Credit and Portfolio Manager	July 2022
Mark R. Shenkman President	Since September 2011
Justin W. Slatky Executive Vice President and Chief Investment Officer	Since October 2016

Wellington Management Company LLP
Peter Fisher Senior Managing Director and Equity Portfolio Manager	Since January 2025
Donald J. Kilbride(2) Senior Managing Director and Equity Portfolio Manager	Since March 2024

(2) Effective December 31, 2025, Donald J. Kilbride, will retire and will no longer serve as a portfolio manager to the Fund.
Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries
For important information about purchase and sale of Fund shares, tax information and financial intermediary compensation, please refer to “Summary of Other Important Fund Information” beginning on page 181.
110 | GuideStone Funds Prospectus

GuideStone Funds Impact Bond Fund	Institutional GMBYX
Investor GMBZX
Investment Objective
The Impact Bond Fund seeks to maximize total return while preserving capital.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Impact Bond Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Investor Class
Management fee	0.38%	0.38%
Other expenses	0.31%	0.76%
Acquired fund fees and expenses	0.01%	0.01%
Total annual Fund operating expenses	0.70%	1.15%
Fee reimbursement(1)	(0.21)%	(0.38)%
Total annual Fund operating expenses (after fee reimbursement)	0.49%	0.77%
(1)
The Adviser has agreed to reimburse expenses to the extent needed to limit total annual operating expenses (without regard to any expense reductions realized through the use of directed brokerage) excluding interest, taxes, brokerage commissions, extraordinary expenses, acquired fund fees and expenses and expenses incurred in connection with the short sales of securities to 0.48% for the Institutional Class and 0.76% for the Investor Class (the “Expense Limitation”). This Expense Limitation applies to Fund operating expenses only and will remain in place until April 30, 2026. If expenses fall below the levels noted above within three years from the date on which the Adviser made such reimbursement, the Fund may repay the Adviser so long as the repayment does not cause the Fund to exceed the Expense Limitation on the date on which: (i) the expenses were reimbursed; or (ii) the repayment would be made, whichever is lower. The contractual Expense Limitation can only be terminated by the Board of Directors of GuideStone Funds.

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The expense example shows the impact of fee reimbursements or repayments only for the first year and is calculated assuming total annual Fund operating expenses, prior to reimbursements or repayments, for all other periods. Finally, the example assumes that all dividends and other distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	Institutional Class	Investor Class
1 Year	$50	$79
3 Years	$203	$328
5 Years	$369	$596
10 Years	$851	$1,364

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the total annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 138% of the average value of its portfolio.
GuideStone Funds Prospectus | 111

Principal Investment Strategies
●
The Fund invests mainly (at least, and typically more than, 80% of its net assets, plus borrowings for investment purposes, if any) in fixed income instruments. The Fund's portfolio is diversified among a large number of companies across different industries and economic sectors.
●
The Fund seeks to make investments that generate positive impact in accordance with GuideStone Capital Management, LLC’s (“the Adviser”) Christian values, alongside financial returns. The Adviser utilizes its impact framework to assess whether its investments with nonprofit organizations, and the Sub-Advisers’ investments in companies, effectively promote the Adviser's three impact themes: Sanctity of Life and Spreading the Gospel; Human Dignity and Advancement; and Stewardship of God's Creation.
●
The Fund invests primarily in:
●
Obligations issued or guaranteed by:
●
The U.S. government, its agencies and instrumentalities;
●
Domestic banks and corporations; and
●
Foreign governments, banks and corporations.
●
Mortgage- and asset-backed securities.
●
Municipal bonds, the interest of which is taxable or tax exempt.
●
Repurchase agreements related to the above instruments.
●
When selecting investments, the Adviser and/or Sub-Adviser(s) will consider whether investments promote impact goals, including, but not limited to, decent work and economic growth, good health and well-being, quality education, reduced inequalities, affordable and clean energy and responsible consumption and production.
●
The average credit quality rating for the Fund’s portfolio will be greater than or equal to “A” as rated by Moody’s Investors Service, Inc. (“Moody’s”) or the equivalent by S&P Global Ratings or Fitch, Inc./Fitch Ratings Ltd. (“Fitch”). The Fund invests primarily in investment grade securities but may invest up to 5% of its assets in below-investment grade securities (i.e., high yield securities or junk bonds). Mortgage- and asset-backed securities held by the Fund may include those backed by loans to subprime borrowers.
●
The average dollar-weighted duration of the Fund normally varies, in years, between +/- 20% of the duration of the Bloomberg US Aggregate Bond Index. As of March 31, 2025, the average dollar-weighted duration of the Index was 5.96 years. Duration measures the sensitivity of a fixed income security's price to changes in interest rates. The longer a fixed income security’s duration, the more sensitive that security will be to changes in interest rates. Similarly, the longer the Fund's dollar-weighted average duration, the more sensitive the Fund will be to interest rate changes than a fund with shorter dollar-weighted average duration.
●
The Fund may hold assets in obligations denominated in currencies other than the U.S. dollar and may also invest in U.S. dollar-denominated securities of foreign issuers. Unhedged non-U.S. dollar currency exposure is limited to 5% of the Fund's total market value.
●
The Fund may use futures, options, swaps and forwards to gain exposure to foreign markets and currencies. A Sub-Adviser may make currency investment decisions independent of its underlying security selections. The Fund may also use derivatives, including futures, options, swaps and forwards as a substitute for investing directly in an underlying asset, to increase return, to manage risk, to hedge against losses or as an alternative to selling a security short.
●
The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective.
●
The Fund may invest its uninvested cash in high-quality, short-term debt securities, which may include repurchase agreements and high-quality money market instruments, and also may invest its uninvested cash in the GuideStone Funds Money Market Fund. To the extent the Fund invests in a money market fund, it generally is not subject to the limits placed on investments in other investment companies. Generally, these securities offer less potential for gains than other types of securities.
●
In addition, the Adviser may allocate assets to debt securities of other funds, pooled investment vehicles and nonprofit organizations that it believes will generate both a positive impact congruent with its Christian values and financial returns.
●
The Fund uses one or more Sub-Advisers to manage its portfolio under the oversight of the Adviser. The Adviser recommends sub-adviser selections to the Board of Directors of GuideStone Funds based on a variety of qualitative and quantitative factors in an attempt to maximize return across the entire portfolio while minimizing risk to the extent possible.
●
In accordance with the Adviser’s Christian values, the Fund does not invest in any company that is publicly recognized (as determined by GuideStone Financial Resources of the Southern Baptist Convention (“GuideStone Financial Resources”)) for offering products or services that are incompatible with the Christian values of GuideStone Financial Resources, including, but not limited to, those involving abortion, sexual immorality, alcohol, tobacco or gambling.
Principal Investment Risks
An investment in the Fund involves risks that can significantly affect the Fund’s performance, including Fixed Income Securities Risk, Impact Investing Risk, Faith-Based Investing Risk, Market Risk, Duration Risk, Credit Risk and
112 | GuideStone Funds Prospectus

Mortgage- and Asset-Backed Securities Risk. Descriptions of these and other principal risks of investing in the Fund are provided below. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
There is no guarantee that the securities that the Fund buys will increase in value. It is possible to lose money by investing in the Fund.
●
Below-Investment Grade Securities Risk: Below-investment grade securities (i.e., high yield securities or junk bonds) involve greater risks of default, are more volatile than bonds rated investment grade and are inherently speculative. Issuers of these bonds may be more sensitive to economic downturns and may be unable to make timely interest or principal payments. The Fund’s value could be hurt by price declines due to actual or perceived changes in an issuer’s ability to make such payments.
●
Controlling Voting Interest Risk: In accordance with the GuideStone Funds Trust Instrument, GuideStone Financial Resources will, at all times, directly or indirectly own, control or hold with power to vote at least 60% of the outstanding shares of GuideStone Funds. This means that GuideStone Financial Resources will control the vote on any matter that requires the approval of a majority of the outstanding shares of GuideStone Funds.
●
Credit Risk: There is a risk that the issuer of a fixed income investment owned by the Fund, or the counterparty to a derivatives contract, repurchase agreement, loan of portfolio securities or other transaction to which the Fund is party, may fail to pay interest or even principal due in a timely manner or at all.
●
Currency Risk: Changes in currency exchange rates could adversely impact investment gains or add to investment losses. Currency exchange rates can be affected unpredictably by intervention, or failure to intervene, by U.S. or foreign governments or central banks or by currency controls or political developments in the United States or abroad. Derivative contracts on non-U.S. currencies involve a risk of loss if currency exchange rates move against the Fund.
●
Derivatives Risk: Derivatives involve risks different from, and in some respects greater than, those associated with investing directly in securities, currencies or other instruments. Derivatives may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Fund. There may be imperfect correlation between a derivative and the reference instrument underlying the derivative. Derivatives involve counterparty risk, which is the risk that the other party to the derivative will fail to make required payments or otherwise comply with the terms of the derivative. That risk is generally thought to be greater with over-the-
counter (OTC) derivatives than with derivatives that are centrally cleared. However, derivatives traded on organized exchanges and/or through clearing organizations involve the possibility that the futures commission merchant or clearing organization will default in the performance of its obligations. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments.
●
Duration Risk: Fixed income securities with longer durations (e.g., greater than seven years) may be more sensitive to interest rate changes, and may be subject to greater interest rate risk. Duration measures the sensitivity of a fixed income security's price to changes in interest rates. The longer a fixed income security’s duration, the more sensitive that security will be to changes in interest rates. The longer a fund’s dollar weighted average duration, the more sensitive that fund will be to interest rate changes as compared to funds with shorter dollar weighted average durations.
●
Faith-Based Investing Risk: The Fund invests in accordance with the faith-based investment restrictions of GuideStone Financial Resources. The Fund may not be able to take advantage of certain investment opportunities due to these restrictions, which may adversely affect investment performance. In evaluating an investment, the Adviser or Sub-Adviser is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could adversely affect the analysis of the factors relevant to a particular investment.
●
Fixed Income Securities Risk: The value of fixed income securities held by the Fund will fluctuate in response to changes in interest rates and other economic factors. When interest rates rise, the prices of fixed income securities fall and vice versa. Typically, the longer the maturity or duration of a debt security, the greater the effect a change in interest rates could have on the security's price. Thus, the sensitivity of the Fund's debt securities to interest rates will increase with any increase in the duration of those securities. Recent events in the fixed income market may expose the Fund to heightened interest rate risk and volatility. Following a period of historically low interest rates, the U.S. Federal Reserve raised rates multiple times in an effort to combat inflation in the U.S. economy. Though the Federal Reserve has since lowered interest rates slightly, it is unclear if such lowering will continue. Very low or negative interest rates may impact the yield of the Fund’s investments in fixed income securities and may increase the risk that, if followed by rising interest rates, the Fund’s performance will be negatively impacted. The Fund is subject to the risk that the income generated by its investments in fixed income securities may not keep pace with inflation. Other factors may affect fixed income securities, such as financial conditions of a particular
GuideStone Funds Prospectus | 113

issuer, including its credit standing, and general economic conditions. The yield earned by the Fund will also vary with changes in interest rates and other economic factors.
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Foreign Securities Risk: Obligations or securities of foreign issuers may be negatively affected by political events, economic conditions or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards, which may increase investment risk. Security values also may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. It may take more time to clear and settle trades involving foreign securities. In addition, securities issued by U.S. entities with substantial foreign operations or holdings can involve risks relating to conditions in foreign countries.
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Futures and Options on Futures Risk: There is a risk that the prices of futures and options on futures contracts will diverge from the prices of their underlying instruments. Futures and options prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect or no correlation also may result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded and from imposition of daily price fluctuation limits or trading halts. There can be no assurance that, at all times, a liquid market will exist for offsetting a futures or options contract that the Fund has previously bought or sold and this may result in the inability to close a contract when desired.
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High Portfolio Turnover Risk: The Fund may engage in active and frequent trading and expects to have a high portfolio turnover rate. High turnover could produce higher transaction costs and taxable distributions and lower the Fund’s after-tax performance.
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Impact Investing Risk: The Fund’s impact investing criteria could cause it to perform differently compared to funds that do not apply such criteria. The application of impact investing criteria carries the risk that, under certain market conditions, the Fund may not be able to take advantage of certain investment opportunities due to that criteria, which may adversely affect investment performance. In evaluating an investment, the Adviser and the Sub-Advisers are dependent upon information and data that may be incomplete, inaccurate or unavailable, which could adversely affect the analysis of the impact investing factors relevant to a particular investment. Successful application of the Fund’s impact investing strategy will depend upon the Adviser’s and each Sub-Adviser’s skill in properly identifying and analyzing impact investing issues. Investments made may not generate the amount of positive impact that was intended when the investment was made.
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Large Shareholder Transactions Risk: The Fund may experience adverse effects when certain large shareholders, including institutional accounts managed by the Adviser’s affiliates, as well as other series of GuideStone Funds (i.e., funds) that invest in the Fund, purchase or redeem large amounts of Fund shares. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s net asset value and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions also will increase the distribution of taxable income to shareholders if sales of portfolio investments result in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.
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Liquidity Risk: Certain investments may be difficult or impossible for the Fund to purchase or sell at an advantageous time or price or in sufficient amounts to achieve the desired level of exposure, particularly in times of market turmoil or adverse investor perceptions. The Fund may be required to dispose of investments at unfavorable times or prices in order to satisfy redemptions, which may result in a loss or may be costly to the Fund. Illiquid investments may be more difficult to value. Judgment plays a greater role in valuing illiquid investments than investments with more active markets. Certain securities that were liquid when purchased may later become illiquid, particularly in times of overall economic distress.
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Market Risk: The Fund’s value will go up and down in response to changes in the market value of its investments, sometimes rapidly and unpredictably. Market value will change due to business developments concerning a particular issuer or industry, as well as general market and economic conditions. Changes in the financial condition of a single issuer can impact the market as a whole. Geopolitical risks, including terrorism, tensions, trade disputes or open conflict between nations, or political or economic dysfunction within some nations that are major players on the world stage or major producers of oil, may lead to instability in world economies and markets, may lead to increased market volatility and may have adverse long-term effects. Local, regional or global events such as the spread of infectious illnesses or other public health issues, recessions, natural disasters or other events could have a significant impact on the Fund and its investments. In addition, markets and market participants are increasingly reliant upon information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access and similar circumstances may have an adverse impact upon a single issuer, a group of issuers or the market at-large. Additionally, legislative, regulatory, or tax developments
114 | GuideStone Funds Prospectus

may affect the investments or investment strategies available to the Adviser in connection with managing the Fund, which may also adversely affect the ability of the Fund to achieve its investment objective.
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Mortgage- and Asset-Backed Securities Risk: The Fund is subject to the risk that the principal on mortgage- and asset-backed securities held by the Fund will be prepaid, which generally will reduce the yield and market value of these securities. If interest rates fall, the rate of prepayments tends to increase as borrowers are motivated to pay off debt and refinance at new lower rates. Rising interest rates may increase the risk of default by borrowers and tend to extend the duration of these securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, to the extent the Fund holds these types of securities, it may experience additional volatility and losses. This is known as extension risk. Moreover, declines in the credit quality of the issuers of mortgage- and asset-backed securities or instability in the markets for such securities may affect the value and liquidity of such securities, which could result in losses to the Fund. In addition, certain mortgage- and asset-backed securities may include securities backed by pools of loans made to “subprime” borrowers or borrowers with blemished credit histories; the risk of defaults is generally higher in the case of mortgage pools that include such subprime mortgages.
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Multiple Sub-Adviser Risk: Fund performance is dependent upon the success of the Adviser and the Sub-Advisers in implementing the Fund’s investment strategies in pursuit of the Fund’s investment objective. To a significant extent, the Fund’s performance will depend on the success of the Adviser’s methodology in allocating the Fund’s assets to Sub-Advisers and its selection and oversight of the Sub-Advisers. The Sub-Advisers’ investment styles may not work together as planned, which could adversely affect the performance of the Fund. In addition, because each Sub-Adviser makes its trading decisions independently, it is possible that the Sub-Advisers may purchase or sell the same security at the same time without aggregating their transactions or hold long and short positions in the same security at the same time. This may cause unnecessary brokerage and other expenses. A Sub-Adviser’s strategy may be out of favor at any time.
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Municipal Securities Risk: The amount of public information available about municipal securities is generally less than what is available for corporate equities or bonds. Special factors, such as potential legislative changes and state and local economic and business developments, may adversely affect the yield and/or value of the Fund’s investments in municipal securities. Other factors include the general conditions of the municipal securities market, the size of the particular offering, the maturity of the obligation and the rating of the issue. Changes in economic, business or political conditions relating to a particular municipal project, municipality or state in which the Fund invests may have an impact on the Fund’s share price. In addition, the secondary market for certain municipal bonds may not be as developed or liquid as other securities markets, which may adversely affect the Fund’s ability to sell such municipal bonds at attractive prices.
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Redemption Risk: The Fund may experience periods of heavy redemptions that could cause the Fund to sell assets at inopportune times or at a loss or depressed value. Redemption risk is heightened during periods of declining or illiquid markets. Heavy redemptions could hurt the Fund’s performance. A general rise in interest rates, perhaps because of changing government policies, has the potential to cause investors to move out of fixed income securities on a large scale, which may increase redemptions from mutual funds that hold large amounts of fixed income securities. Such a move, coupled with a reduction in the ability or willingness of dealers and other institutional investors to buy or hold fixed income securities, may result in decreased liquidity and increase volatility in the fixed income markets.
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Repurchase Agreement Risk: The obligations of a counterparty to a repurchase agreement are not guaranteed. The Fund permits various forms of securities as collateral whose values fluctuate and are issued or guaranteed by the U.S. government. There are risks that a counterparty may default at a time when the collateral has declined in value, or a counterparty may become insolvent, which may affect the Fund’s right to control the collateral. Repurchase agreements are subject to credit risk. If the seller in a repurchase agreement transaction defaults on its obligations to repurchase a security, the Fund may suffer delays, incur costs and lose money in exercising its rights.
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U.S. Government Securities Risk: Not all obligations of U.S. government agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some are backed by a right to borrow from the U.S. Treasury, while others are backed only by the credit of the issuing agency or instrumentality. Accordingly, these securities carry at least some risk of non-payment. It is possible that issuers of U.S. government securities will not have the funds to meet their payment obligations in the future.
Performance
The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing the performance and the annual total return of the Fund’s Investor Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s Investor Class returns, both before and after taxes, and the Fund's Institutional Class, before taxes, compare to the performance of a broad-based securities market index during the same periods.
GuideStone Funds Prospectus | 115

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the GuideStone Funds’ website at GuideStoneFunds.com or by calling 1-888-GS-FUNDS (1-888-473-8637).

Investor Class Annual Total Returns years ended 12/31

Best Quarter:	6.48%	12/31/2023
Worst Quarter:	(3.21)%	9/30/2023

Average Annual Total Returns as of 12/31/24

	One Year	Since Inception	Inception Date
Investor Class before taxes	1.08%	1.74%	01/27/2023
Investor Class after taxes on distributions	(0.71)%	0.03%
Investor Class after taxes on distributions and sale of Fund shares(1)(2)	0.63%	0.60%
Institutional Class before taxes	1.45%	2.06%	01/27/2023
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	1.25%	1.93%
(1)
After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-advantaged arrangements, such as 403(b) plans, 401(k) plans or individual retirement accounts (IRAs). After tax returns are shown only for the Investor Class and after tax returns for the Institutional Class will vary.
(2)
Returns may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.
Management
Investment Adviser and Portfolio Managers
GuideStone Capital Management, LLC

Joshua Chastant Vice President – Portfolio Management	Since January 2024

Brandon Pizzurro President and Chief Investment Officer	Since January 2023
Sub-Advisers and Portfolio Managers
Parametric Portfolio Associates LLC
Richard Fong, CFA Managing Director of Investment Management	Since January 2023
Zach Olsen, CFA Senior Portfolio Manager	Since January 2023

RBC Global Asset Management (U.S.) Inc.
Brian Svendahl, CFA Managing Director and Senior Portfolio Manager, U.S. Fixed Income	Since January 2023
Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries
For important information about purchase and sale of Fund shares, tax information and financial intermediary compensation, please refer to “Summary of Other Important Fund Information” beginning on page 181.
116 | GuideStone Funds Prospectus

GuideStone Funds Impact Equity Fund	Institutional GMEYX
Investor GMEZX
Investment Objective
The Impact Equity Fund seeks to provide long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Impact Equity Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Investor Class
Management fee	0.63%	0.63%
Other expenses	0.26%	0.96%
Acquired fund fees and expenses	0.01%	0.01%
Total annual Fund operating expenses	0.90%	1.60%
Fee reimbursement(1)	N/A	(0.38)%
Total annual Fund operating expenses (after fee reimbursement)	0.90%	1.22%
(1)
The Adviser has agreed to reimburse expenses to the extent needed to limit total annual operating expenses (without regard to any expense reductions realized through the use of directed brokerage) excluding interest, taxes, brokerage commissions, extraordinary expenses, acquired fund fees and expenses and expenses incurred in connection with the short sales of securities to 1.21% for the Investor Class (the “Expense Limitation”). This Expense Limitation applies to Fund operating expenses only and will remain in place until April 30, 2026. If expenses fall below the levels noted above within three years from the date on which the Adviser made such reimbursement, the Fund may repay the Adviser so long as the repayment does not cause the Fund to exceed the Expense Limitation on the date on which: (i) the expenses were reimbursed; or (ii) the repayment would be made, whichever is lower. The contractual Expense Limitation can only be terminated by the Board of Directors of GuideStone Funds.

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The expense example shows the impact of fee reimbursements or repayments only for the first year and is calculated assuming total annual Fund operating expenses, prior to reimbursements or repayments, for all other periods. Finally, the example assumes that all dividends and other distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	Institutional Class	Investor Class
1 Year	$92	$124
3 Years	$287	$468
5 Years	$498	$835
10 Years	$1,108	$1,868

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the total annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 29% of the average value of its portfolio.
GuideStone Funds Prospectus | 117

Principal Investment Strategies
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The Fund invests mainly (at least, and typically more than, 80% of its net assets, plus borrowings for investment purposes, if any) in equity securities, which may include stock, stock futures, rights, warrants or securities convertible into stock, of U.S. and foreign companies. The Fund's portfolio is diversified among a large number of companies across different industries and economic sectors.
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The Fund seeks to make investments that generate positive impact in accordance with GuideStone Capital Management, LLC’s (the “Adviser”) Christian values, alongside financial returns. The Adviser utilizes its impact framework to assess whether its investments with nonprofit organizations, and the Sub-Advisers' investments in companies, effectively promote the Adviser's three impact themes: Sanctity of Life and Spreading the Gospel; Human Dignity and Advancement; and Stewardship of God's Creation.
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The Fund is diversified with respect to equity securities possessing attractive fundamental values and strong growth prospects. A "bottom-up" approach is generally employed in selecting investments for the Fund, including consideration of, among other factors, a company's growth potential, competitive positioning, operational quality and strategy. Other factors may be considered, such as a company's historic and projected return on capital, balance sheets and financial models. Many of the companies in which the Fund invests retain their earnings to finance current and future growth.
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When selecting investments, the Adviser and/or Sub-Adviser(s) will consider whether investments promote impact goals, including, but not limited to, decent work and economic growth, good health and well-being, quality education, reduced inequalities, affordable and clean energy and responsible consumption and production.
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The Fund invests in equity securities of foreign companies in countries having economies and markets generally considered to be developed and may also invest in equity securities of foreign companies located in emerging markets.
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Equity securities of foreign companies are predominantly traded on foreign stock exchanges in foreign currencies.
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The Fund generally intends to remain diversified across countries and geographical regions, although it has the flexibility to invest a significant portion of its assets in one country or region.
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The Fund may invest to a lesser extent in American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) and other similar instruments, each of which represents ownership of underlying foreign securities denominated in currencies other than that of the country of incorporation. The Fund may invest in sponsored or unsponsored depositary receipts.
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The Fund may invest in equity securities of real estate investment trusts (“REITs”) and other real estate related companies.
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The Fund may invest in equity securities of information technology companies and companies that rely heavily on technological advances.
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The Fund may invest in initial public offerings (“IPOs”).
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The Fund may use futures, options, swaps and forwards to gain exposure to foreign markets and currencies. A Sub-Adviser may make currency investment decisions independent of its underlying security selections. The Fund may also use derivatives, including futures, options, swaps and forwards as a substitute for investing directly in an underlying asset, to increase return, to manage risk, to hedge against losses or as an alternative to selling a security short.
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The Fund may invest its uninvested cash in high-quality, short-term debt securities, which may include repurchase agreements and high-quality money market instruments, and also may invest its uninvested cash in the GuideStone Funds Money Market Fund. To the extent the Fund invests in a money market fund, it generally is not subject to the limits placed on investments in other investment companies. Generally, these securities offer less potential for gains than other types of securities.
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In addition, the Adviser may allocate assets to equity securities of other funds, pooled investment vehicles and nonprofit organizations that it believes will generate both a positive impact congruent with its Christian values and financial returns.
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The Fund uses one or more Sub-Advisers to manage its portfolio under the oversight of the Adviser. The Adviser recommends sub-adviser selections to the Board of Directors of GuideStone Funds based on a variety of qualitative and quantitative factors in an attempt to maximize return across the entire portfolio while minimizing risk to the extent possible.
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In accordance with the Adviser’s Christian values, the Fund does not invest in any company that is publicly recognized (as determined by GuideStone Financial Resources of the Southern Baptist Convention (“GuideStone Financial Resources”)) for offering products or services that are incompatible with the Christian values of GuideStone Financial Resources, including, but not limited to, those involving abortion, sexual immorality, alcohol, tobacco or gambling.
Principal Investment Risks
An investment in the Fund involves risks that can significantly affect the Fund’s performance, including Market Risk, Impact Investing Risk, Faith-Based Investing Risk, Equity Risk, Foreign Securities Risk and Growth Investing Risk. Descriptions of these and other principal risks of investing in the Fund are provided below. An investment in the Fund is not a deposit of a bank and is not insured or
118 | GuideStone Funds Prospectus

guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
There is no guarantee that the equity market or the equity securities that the Fund buys will increase in value. It is possible to lose money by investing in the Fund.
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Controlling Voting Interest Risk: In accordance with the GuideStone Funds Trust Instrument, GuideStone Financial Resources will, at all times, directly or indirectly own, control or hold with power to vote at least 60% of the outstanding shares of GuideStone Funds. This means that GuideStone Financial Resources will control the vote on any matter that requires the approval of a majority of the outstanding shares of GuideStone Funds.
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Currency Risk: Changes in currency exchange rates could adversely impact investment gains or add to investment losses. Currency exchange rates can be affected unpredictably by intervention, or failure to intervene, by U.S. or foreign governments or central banks or by currency controls or political developments in the United States or abroad. Derivative contracts on non-U.S. currencies involve a risk of loss if currency exchange rates move against the Fund.
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Depositary Receipts Risk: Investments in depositary receipts (including ADRs and GDRs) are generally subject to the same risks of investing directly in the foreign securities that they evidence or into which they may be converted, including, but not limited to, currency fluctuations and political and financial instability in the home country of a particular depositary receipt or foreign stock. In addition, securities of foreign issuers may be negatively affected by political events, economic conditions or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards, which may increase investment risk as there may be an imperfect correlation between the market value of depositary receipts and the underlying foreign securities. In addition, issuers underlying unsponsored depositary receipts may not provide as much information as U.S. issuers and issuers underlying sponsored depositary receipts. Unsponsored depositary receipts also may not carry the same voting privileges as sponsored depositary receipts.
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Derivatives Risk: Derivatives involve risks different from, and in some respects greater than, those associated with investing directly in securities, currencies or other instruments. Derivatives may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Fund. There may be imperfect correlation between a derivative and the reference instrument underlying the derivative. Derivatives involve counterparty risk, which is the risk that the other party to the derivative will fail to make required payments or otherwise comply with the terms of the derivative. That risk is generally thought to be greater with over-the-counter (OTC) derivatives than with derivatives that are centrally cleared. However, derivatives traded on organized exchanges and/or through clearing organizations involve the possibility that the futures commission merchant or clearing organization will default in the performance of its obligations. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments.
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Emerging Markets Risk: When investing in emerging markets, the risks of investing in foreign securities is heightened. Emerging markets are generally smaller, less developed, less liquid and more volatile than the securities markets of the U.S. and other developed markets. There are also risks of: greater political or economic uncertainties; an economy’s dependence on revenues from particular commodities or on international aid or development assistance; currency transfer restrictions; a limited number of potential buyers for such securities resulting in increased volatility and limited liquidity for emerging market securities; trading suspensions; and delays and disruptions in securities settlement procedures. The governments of emerging market countries may also be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, intervene in the financial markets and/or impose burdensome taxes that could adversely affect security prices. In addition, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. Emerging markets are financial markets in countries with developing economies, where industrialization has commenced and the economy has linkages with the global economy. Generally, emerging markets are located in Latin America, Eastern Europe, and Asia (excluding Japan).
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Equity Risk: Stocks and other equity securities generally fluctuate in value more than fixed income securities and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles with periods of rising and falling prices. The market value of a stock may fall due to changes in a company’s financial condition as well as general market, economic and political conditions and other factors.
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Faith-Based Investing Risk: The Fund invests in accordance with the faith-based investment restrictions of GuideStone Financial Resources. The Fund may not be able to take advantage of certain investment opportunities due to these restrictions, which may adversely affect investment performance. In evaluating an investment, the Adviser or Sub-Adviser is dependent upon information
GuideStone Funds Prospectus | 119

and data that may be incomplete, inaccurate or unavailable, which could adversely affect the analysis of the factors relevant to a particular investment.
●
Foreign Securities Risk: Obligations or securities of foreign issuers may be negatively affected by political events, economic conditions or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards, which may increase investment risk. Security values also may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. It may take more time to clear and settle trades involving foreign securities. In addition, securities issued by U.S. entities with substantial foreign operations or holdings can involve risks relating to conditions in foreign countries.
●
Futures and Options on Futures Risk: There is a risk that the prices of futures and options on futures contracts will diverge from the prices of their underlying instruments. Futures and options prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect or no correlation also may result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded and from imposition of daily price fluctuation limits or trading halts. There can be no assurance that, at all times, a liquid market will exist for offsetting a futures or options contract that the Fund has previously bought or sold and this may result in the inability to close a contract when desired.
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Growth Investing Risk: Growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth investing also is subject to the risk that the stock price of one or more companies will fall or will fail to appreciate as anticipated, regardless of movements in the securities market. Growth stocks also tend to be more volatile than value stocks, so in a declining market, their prices may decrease more than value stocks in general.
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Impact Investing Risk: The Fund’s impact investing criteria could cause it to perform differently compared to funds that do not apply such criteria. The application of impact investing criteria carries the risk that, under certain market conditions, the Fund may not be able to take advantage of certain investment opportunities due to that criteria, which may adversely affect investment performance. In evaluating an investment, the Adviser and the Sub-Advisers are dependent upon information and data that may be incomplete, inaccurate or unavailable, which could adversely affect the analysis of the impact investing factors relevant to a particular investment. Successful application of the Fund’s impact investing strategy will depend upon the Adviser’s and each Sub-
Adviser’s skill in properly identifying and analyzing impact investing issues. Investments made may not generate the amount of positive impact that was intended when the investment was made.
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Information Technology Sector Risk: Market or economic factors impacting information technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.
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Initial Public Offerings Risk: The Fund may invest in IPOs, which entails special risks, including limited operating history of the issuing companies, unseasoned trading and limited liquidity.
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Large Capitalization Companies Risk: There is a risk that large capitalization stocks may not perform as well as other asset classes or the U.S. stock market as a whole. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
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Large Shareholder Transactions Risk: The Fund may experience adverse effects when certain large shareholders, including institutional accounts managed by the Adviser’s affiliates, as well as other series of GuideStone Funds (i.e., funds) that invest in the Fund, purchase or redeem large amounts of Fund shares. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s net asset value and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions also will increase the distribution of taxable income to shareholders if sales of portfolio investments result in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.
120 | GuideStone Funds Prospectus

●
Market Risk: The Fund’s value will go up and down in response to changes in the market value of its investments, sometimes rapidly and unpredictably. Market value will change due to business developments concerning a particular issuer or industry, as well as general market and economic conditions. Changes in the financial condition of a single issuer can impact the market as a whole. Geopolitical risks, including terrorism, tensions, trade disputes or open conflict between nations, or political or economic dysfunction within some nations that are major players on the world stage or major producers of oil, may lead to instability in world economies and markets, may lead to increased market volatility and may have adverse long-term effects. Local, regional or global events such as the spread of infectious illnesses or other public health issues, recessions, natural disasters or other events could have a significant impact on the Fund and its investments. In addition, markets and market participants are increasingly reliant upon information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access and similar circumstances may have an adverse impact upon a single issuer, a group of issuers or the market at-large. Additionally, legislative, regulatory, or tax developments may affect the investments or investment strategies available to the Adviser in connection with managing the Fund, which may also adversely affect the ability of the Fund to achieve its investment objective.
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Mid-Capitalization Companies Risk: Medium-sized company (i.e., mid-cap) stocks have historically been subject to greater investment risk than large company stocks. They generally are more vulnerable than larger companies to adverse business or economic developments. The risks generally associated with these companies include more limited product lines, markets and financial resources, lack of management depth or experience, dependency on key personnel and vulnerability to adverse market and economic developments. Accordingly, the prices of medium-sized company stocks tend to be more volatile than prices of large company stocks.
●
Multiple Sub-Adviser Risk: Fund performance is dependent upon the success of the Adviser and the Sub-Advisers in implementing the Fund’s investment strategies in pursuit of the Fund’s investment objective. To a significant extent, the Fund’s performance will depend on the success of the Adviser’s methodology in allocating the Fund’s assets to Sub-Advisers and its selection and oversight of the Sub-Advisers. The Sub-Advisers’ investment styles may not work together as planned, which could adversely affect the performance of the Fund. In addition, because each Sub-Adviser makes its trading decisions independently, it is possible that the Sub-Advisers may purchase or sell the same security at the same time without aggregating their transactions or hold long and short positions in the same security at the same time. This may cause unnecessary brokerage and other expenses. A Sub-Adviser’s strategy may be out of favor at any time.
●
Real Estate Investing Risk: Investments in real estate investment trusts ("REITS") and other real estate-related company securities will fluctuate due to factors affecting the real estate market, including, among others, interest rates, overbuilding, changes in rental fees, limited diversification and changes in law. In addition, REITs may be affected by changes in the value of the underlying properties they own and may be affected by the quality of any credit they extend. REITs are also dependent upon management skills and are subject to heavy cash flow dependency, defaults by borrowers and self-liquidation.
●
Sector Concentration Risk: Although the Fund will not concentrate in any particular industry, it may be heavily invested in a particular economic sector. If the Fund focuses on one or a few sectors, its performance is likely to be disproportionately affected by developments that significantly affect that sector, including market, economic, political or regulatory developments. Individual sectors may be more volatile and may perform differently than the broader market. The Fund’s performance may also suffer if a sector does not perform as well as a Sub-Adviser expected. Prices of securities in the same sector often change collectively regardless of the merits of individual companies.
●
Small- and Micro-Capitalization Companies Risk: An investment in a smaller company or fund may be more volatile and less liquid than an investment in a larger company or fund. Small companies and funds generally are more sensitive to adverse business and economic conditions than larger, more established companies and funds. Small companies and funds may have limited financial resources, management experience, markets and product diversification. The Fund’s investment in securities of start-up nonprofit organizations or funds are generally subject to greater risks than other investments.
●
Warrants and Rights Risk: Because the market price of warrants may be significantly less than the current price of the underlying security, there is a greater risk that warrants may drop in value at a faster rate than the underlying security. Warrants and rights do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants and rights may be considered more speculative than certain other types of investments. In addition, the value of a warrant or right does not necessarily change with the value of the underlying securities. The Fund could lose the value of a warrant or right if the right to subscribe to additional shares is not exercised prior to the warrant’s or right’s expiration date. The market for warrants and rights may be very limited and there may at times not be a liquid secondary market for warrants and rights.
GuideStone Funds Prospectus | 121

Performance
The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing the performance and the annual total return of the Fund’s Investor Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s Investor Class returns, both before and after taxes, and the Fund's Institutional Class, before taxes, compare to the performance of a broad-based securities market index, the MSCI ACWI (All Country World Index) Index - Net, during the same periods. In addition, the performance of the MSCI ACWI (All Country World Index) Growth Index - Net is provided to show how the Fund's performance compares with the returns of another securities market index that reflects the market sectors in which the Fund invests, during the same periods.
The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the GuideStone Funds’ website at GuideStoneFunds.com or by calling 1-888-GS-FUNDS (1-888-473-8637).

Investor Class Annual Total Returns years ended 12/31

Best Quarter:	13.24%	12/31/2023
Worst Quarter:	(7.48)%	9/30/2023

Average Annual Total Returns as of 12/31/24

	One Year	Since Inception	Inception Date
Investor Class before taxes	9.97%	11.48%	01/27/2023
Investor Class after taxes on distributions	8.31%	10.51%
Investor Class after taxes on distributions and sale of Fund shares(1)	7.16%	8.85%
Institutional Class before taxes	10.44%	11.84%	01/27/2023
MSCI ACWI (All Country World Index) Index - Net(2) (reflects no deduction for fees, expenses or taxes)	17.49%	16.28%
MSCI ACWI (All Country World Index) Growth Index - Net (reflects no deduction for fees, expenses or taxes)	24.23%	23.63%
(1)
After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-advantaged arrangements, such as 403(b) plans, 401(k) plans or individual retirement accounts (IRAs). After tax returns are shown only for the Investor Class and after tax returns for the Institutional Class will vary.
(2)
Effective December 31, 2024, the Fund incorporated this broad-based securities market index in connection with new regulatory requirements.
Management
Investment Adviser and Portfolio Managers
GuideStone Capital Management, LLC

Joshua Chastant Vice President – Portfolio Management	Since January 2024

Brandon Pizzurro President and Chief Investment Officer	Since January 2023
Sub-Advisers and Portfolio Managers
Janus Henderson Investors US LLC
Hamish Chamberlayne, CFA Head of Global Sustainable Equity and Portfolio Manager	Since January 2023
Aaron Scully, CFA Portfolio Manager	Since January 2023

Parametric Portfolio Associates LLC
Xiaozhen Li, Ph.D. Director, Private Client Direct Group	Since July 2024
James Reber(1) Managing Director, Portfolio Management	Since January 2023
Gordon Wotherspoon Managing Director, Head of Equity Separately Managed Accounts	Since July 2024

(1)
Effective August 1, 2025, James Reber will retire and will no longer serve as a portfolio manager to the Fund.
122 | GuideStone Funds Prospectus

Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries
For important information about purchase and sale of Fund shares, tax information and financial intermediary compensation, please refer to “Summary of Other Important Fund Information” beginning on page 181.
GuideStone Funds Prospectus | 123

GuideStone Funds Equity Index Fund	Institutional GEQYX
Investor GEQZX
Investment Objective
The Equity Index Fund seeks to provide investment results approximating the aggregate price and dividend performance of the securities included in the S&P 500® Index.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Equity Index Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Investor Class
Management fee	0.09%	0.09%
Other expenses	0.03%	0.30%
Total annual Fund operating expenses	0.12%	0.39%

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Finally, the example assumes that all dividends and other distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	Institutional Class	Investor Class
1 Year	$12	$40
3 Years	$39	$125
5 Years	$68	$219
10 Years	$154	$493

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the total annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 4% of the average value of its portfolio.
124 | GuideStone Funds Prospectus

Principal Investment Strategies
●
Under normal market conditions, the Fund will invest substantially all, and normally at least 80% of its total assets in the equity securities (primarily common stocks and stock index derivatives) included in the S&P 500® Index, in weightings that approximate the relative composition of the securities contained in the S&P 500® Index. The Fund may become non-diversified, as defined under the Investment Company Act of 1940, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index.
●
The Fund may invest to a lesser extent in derivative instruments, including exchange listed options, futures and swap agreements, that are based on:
●
The S&P 500® Index;
●
Companies included in the S&P 500® Index; or
●
Stock indexes other than but similar to the S&P 500® Index.
●
The companies chosen for inclusion in the S&P 500® Index tend to be industry leaders within the U.S. economy as determined by Standard & Poor’s® (“S&P®”). However, companies are not selected for inclusion by S&P® because they are expected to have superior stock price performance relative to the market in general or other stocks in particular.
●
The Fund is passively managed, which means it tries to duplicate the investment composition and performance of the S&P 500® Index using computer programs and statistical procedures. As a result, the Sub-Adviser does not use traditional methods of fund investment management for the Fund, such as selecting securities on the basis of economic, financial and market analysis. Rather, the Sub-Adviser buys and sells securities in response to changes in the S&P 500® Index. The Fund generally uses a replication method to track the S&P 500® Index, but will exclude securities as required by the Fund’s faith-based investment policies and restrictions. Because the Fund has fees and transaction expenses (while the S&P 500® Index has none), returns are likely to be below those of the S&P 500® Index.
●
The correlation between the Fund’s performance and the S&P 500® Index is expected to be greater than 98%. However, it could be lower in certain market environments and due to certain stocks that may be excluded from the Fund’s portfolio because of faith-based investment policies and restrictions (100% would indicate perfect correlation).
●
In pursuing its investment strategy, the Fund may at times focus its investments in one or a few particular economic sectors.
●
The Fund may invest its uninvested cash in high-quality, short-term debt securities, which may include repurchase agreements and high-quality money market instruments, and also may invest uninvested cash in the GuideStone
Funds Money Market Fund. To the extent the Fund invests in a money market fund, it generally is not subject to the limits placed on investments in other investment companies. Generally, these securities offer less potential for gains than other types of securities.
●
The Fund may invest in equity securities of real estate investment trusts (“REITs”) and other real estate related companies.
●
The Fund uses one or more Sub-Advisers to manage its portfolio under the oversight of the Adviser. The Adviser recommends sub-adviser selections to the Board of Directors of GuideStone Funds based on a variety of qualitative and quantitative factors in an attempt to maximize return across the entire portfolio while minimizing risk to the extent possible.
●
In accordance with the Adviser’s Christian values, the Fund does not invest in any company that is publicly recognized (as determined by GuideStone Financial Resources of the Southern Baptist Convention (“GuideStone Financial Resources”)) for offering products or services that are incompatible with the Christian values of GuideStone Financial Resources, including, but not limited to, those involving abortion, sexual immorality, alcohol, tobacco or gambling.
Principal Investment Risks
An investment in the Fund involves risks that can significantly affect the Fund’s performance, including Market Risk, Faith-Based Investing Risk, Equity Risk and Index Strategy Risk. Descriptions of these and other principal risks of investing in the Fund are provided below. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
There is no guarantee that the equity market or the equity securities that the Fund buys will increase in value. It is possible to lose money by investing in the Fund.
●
Controlling Voting Interest Risk: In accordance with the GuideStone Funds Trust Instrument, GuideStone Financial Resources will, at all times, directly or indirectly own, control or hold with power to vote at least 60% of the outstanding shares of GuideStone Funds. This means that GuideStone Financial Resources will control the vote on any matter that requires the approval of a majority of the outstanding shares of GuideStone Funds.
●
Derivatives Risk: Derivatives involve risks different from, and in some respects greater than, those associated with investing directly in securities, currencies or other instruments. Derivatives may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Fund. There may be imperfect correlation between a derivative and the reference instrument underlying the derivative. Derivatives involve counterparty risk, which is the risk that the other
GuideStone Funds Prospectus | 125

party to the derivative will fail to make required payments or otherwise comply with the terms of the derivative. That risk is generally thought to be greater with over-the-counter (OTC) derivatives than with derivatives that are centrally cleared. However, derivatives traded on organized exchanges and/or through clearing organizations involve the possibility that the futures commission merchant or clearing organization will default in the performance of its obligations. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments.
●
Equity Risk: Stocks and other equity securities generally fluctuate in value more than fixed income securities and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles with periods of rising and falling prices. The market value of a stock may fall due to changes in a company’s financial condition as well as general market, economic and political conditions and other factors.
●
Faith-Based Investing Risk: The Fund’s faith-based investment policies and restrictions may prevent the Fund from investing in certain securities which comprise the index, which may cause the Fund to have lower performance than the index and contribute to a lower correlation between the performance of the Fund and the index. In evaluating an investment, the Adviser or Sub-Adviser is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could adversely affect the analysis of the factors relevant to a particular investment. Therefore, there can be no assurance that the performance of the index strategy will match that of the benchmark index.
●
Information Technology Sector Risk: Market or economic factors impacting information technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.
●
Index Strategy Risk: The Fund employs an index strategy, that is, it generally invests in the securities included in its index or a representative sample of such securities regardless of market trends. The Fund generally will not modify its index strategy to respond to changes in the economy, which means that it may be particularly susceptible to a general decline in the market segment relating to the relevant index. To the extent the companies represented in the index are concentrated in particular sectors or industries, the Fund is subject to investment concentration risk. In addition, although the index strategy attempts to closely track its benchmark index, the Fund may not invest in all of the securities in the index. Also, the Fund’s fees and expenses will reduce the Fund’s returns, unlike those of the benchmark index. Cash flow into and out of the Fund, portfolio transaction costs, changes in the securities that comprise the index, and the Fund’s valuation procedures also may affect the Fund’s performance. Therefore, there can be no assurance that the performance of the index strategy will match that of the benchmark index.
●
Large Capitalization Companies Risk: There is a risk that large capitalization stocks may not perform as well as other asset classes or the U.S. stock market as a whole. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
●
Large Shareholder Transactions Risk: The Fund may experience adverse effects when certain large shareholders, including institutional accounts managed by the Adviser’s affiliates, as well as other series of GuideStone Funds (i.e., funds) that invest in the Fund, purchase or redeem large amounts of Fund shares. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s net asset value and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions also will increase the distribution of taxable income to shareholders if sales of portfolio investments result in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.
●
Market Risk: The Fund’s value will go up and down in response to changes in the market value of its investments, sometimes rapidly and unpredictably. Market value will change due to business developments concerning a particular issuer or industry, as well as general market and economic conditions. Changes in the financial condition of a single issuer can impact the market as a whole. Geopolitical risks, including terrorism, tensions, trade disputes or open conflict between nations, or political or economic dysfunction within some nations that are major players on the world stage or major producers of oil, may
126 | GuideStone Funds Prospectus

lead to instability in world economies and markets, may lead to increased market volatility and may have adverse long-term effects. Local, regional or global events such as the spread of infectious illnesses or other public health issues, recessions, natural disasters or other events could have a significant impact on the Fund and its investments. In addition, markets and market participants are increasingly reliant upon information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access and similar circumstances may have an adverse impact upon a single issuer, a group of issuers or the market at-large. Additionally, legislative, regulatory, or tax developments may affect the investments or investment strategies available to the Adviser in connection with managing the Fund, which may also adversely affect the ability of the Fund to achieve its investment objective.
●
Non-diversification Risk: In order to closely track the composition of the Fund’s target index, the Fund’s total assets are invested in multiple issuers representing more than 5% of the Fund’s total assets. As a result, the Fund may become non-diversified under the Investment Company Act of 1940, although it continues to hold multiple stocks across a number of sectors. The Fund’s performance may be hurt disproportionately by the poor performance of relatively few stocks, or even a single stock, and the Fund’s shares may experience significant fluctuations in value.
●
Real Estate Investment Trust Risk: The Fund is subject to the risk that REITs’ and other real estate-related companies’ share prices overall will decline over short or even long periods because of rising interest rates. During periods of high interest rates, REITs and other real estate related companies may lose appeal for investors who may be able to obtain higher yields from other income-producing investments. High interest rates may also mean that financing from property purchases and improvements is more costly and difficult to obtain. REITs may be affected by changes in the value of the underlying properties they own and may be affected by the quality of any credit they extend. REITs are dependent upon management skills and are subject to heavy cash flow dependency, defaults by borrowers and self-liquidation.
●
Sector Concentration Risk: Although the Fund will not concentrate in any particular industry, it may be heavily invested in a particular economic sector. If the Fund focuses on one or a few sectors, its performance is likely to be disproportionately affected by developments that significantly affect that sector, including market, economic, political or regulatory developments. Individual sectors may be more volatile and may perform differently than the broader market. The Fund’s performance may also suffer if a sector does not perform as well as a Sub-Adviser expected. Prices of securities in the same sector often change collectively regardless of the merits of individual companies.
●
Sub-Adviser Risk: The performance of the Fund will depend on how successfully its Sub-Adviser pursues its investment strategies.
Performance
The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s Investor Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s Investor Class returns, both before and after taxes, and the Fund's Institutional Class, before taxes, averaged over certain periods of time, compare to the performance of a broad-based securities market index during the same periods.
The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the GuideStone Funds’ website at GuideStoneFunds.com or by calling 1-888-GS-FUNDS (1-888-473-8637).

Investor Class Annual Total Returns years ended 12/31

40%
30%
20%
10%
0%
-10%
-20%
0.70%
11.84%
21.65%
(4.55)%
31.33%
17.89%
27.95%
(18.91)%
26.16%
24.53%
2015
2016
2017
2018
2019
2020
2021
2022
2023
2024

Best Quarter:	20.47%	6/30/2020
Worst Quarter:	(19.57)%	3/31/2020
GuideStone Funds Prospectus | 127

Average Annual Total Returns as of 12/31/24

	One Year	Five Years	Ten Years
Investor Class before taxes	24.53%	13.95%	12.68%
Investor Class after taxes on distributions(1)	23.47%	13.11%	11.98%
Investor Class after taxes on distributions and sale of Fund shares(1)	15.23%	11.04%	10.40%
Institutional Class before taxes	24.87%	14.26%	12.98%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	25.02%	14.53%	13.10%
(1)
After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-advantaged arrangements, such as 403(b) plans, 401(k) plans or individual retirement accounts (IRAs). After tax returns are shown only for the Investor Class and after tax returns for the Institutional Class will vary.
Management
Investment Adviser and Portfolio Managers
GuideStone Capital Management, LLC

Joshua Chastant Vice President – Portfolio Management	Since January 2024

Brandon Pizzurro President and Chief Investment Officer	Since April 2019
Sub-Adviser and Portfolio Managers
Legal & General Investment Management America, Inc.
David Barron, CFA, CAIA Head of U.S. Equity Solutions	Since August 2021
Aodhagán Byrne, CFA Senior Portfolio Manager	Since June 2016
Joseph LaPorta Senior Portfolio Manager	Since June 2016
Michael O’Connor Senior Portfolio Manager	Since October 2016
Craig Parker, CFA Portfolio Manager	Since January 2020
Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries
For important information about purchase and sale of Fund shares, tax information and financial intermediary compensation, please refer to “Summary of Other Important Fund Information” beginning on page 181.
128 | GuideStone Funds Prospectus

GuideStone Funds Global Real Estate Securities Fund	Institutional GREYX
Investor GREZX
Investment Objective
The Global Real Estate Securities Fund seeks to provide long-term capital appreciation and current income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Global Real Estate Securities Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Investor Class
Management fee(1)	0.71%	0.71%
Other expenses	0.20%	0.52%
Total annual Fund operating expenses	0.91%	1.23%
(1)
The management fee has been restated to reflect the estimated fee for the current fiscal year.

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Finally, the example assumes that all dividends and other distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	Institutional Class	Investor Class
1 Year	$93	$125
3 Years	$290	$390
5 Years	$504	$676
10 Years	$1,120	$1,489

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the total annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 153% of the average value of its portfolio.
GuideStone Funds Prospectus | 129

Principal Investment Strategies
●
The Fund invests mainly (at least, and typically more than, 80% of its net assets, plus borrowings for investment purposes, if any) in equity securities of real estate investment trusts (“REITs”) and other real estate related companies. The Fund defines a real estate related company as one that derives at least 50% of its revenue from, or has at least 50% of the value of its assets in, real estate, including the ownership, construction, management or sale of real estate. A REIT is a company dedicated to owning, and usually operating, income-producing real estate or to financing real estate.
●
A Sub-Adviser generally looks for real estate securities that have the potential to provide superior returns and focuses on companies with the potential for stock price appreciation and a record of paying dividends. A Sub-Adviser may sell a security when it no longer is deemed to meet these criteria or when other opportunities appear more attractive.
●
The Fund may invest in equity securities of REITs and other real estate related companies located throughout the world and in countries having economies and markets generally considered to be developed but may also invest in equity securities of REITs and other real estate related companies located in emerging markets. The Fund may invest in REITs and other real estate related companies of any size, including small-capitalization companies (companies with holdings greater than approximately $159.5 million but less than approximately $4.2 billion). Equity securities in which the Fund may invest include preferred stock and convertible preferred stock.
●
Depending on market conditions, the Fund may at times be more concentrated in particular sub-sectors of the real estate industry, such as apartments, retail, hotels, offices, industrial, health care and others.
●
Under normal market conditions, the Fund will invest significantly (at least 40%, unless market conditions are not deemed favorable, in which case the Fund would invest at least 30%) in securities of non-U.S. issuers. An issuer is considered to be from the country or countries where it generates operating income. A single issuer’s geographic exposure, therefore, may be divided between countries, including between the United States and multiple other countries. The Fund will allocate its assets among no less than three countries. In addition, the Fund will consider notional exposure of its derivative investments when determining the percentage of its assets that are invested in non-U.S. issuers.
●
The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective.
●
The Fund may invest its uninvested cash in high-quality, short-term debt securities, which may include repurchase agreements and high-quality money market instruments, and also may invest uninvested cash in the GuideStone Funds Money Market Fund. To the extent the Fund invests in a money market fund, it generally is not subject to the limits placed on investments in other investment companies. Generally, these securities offer less potential for gains than other types of securities.
●
The Fund uses a multi-manager approach, using two or more Sub-Advisers that each manages a portion of the Fund's portfolio under the oversight of the Adviser. The Sub-Adviser uses different investment techniques to identify securities that it believes would be the most profitable to the Fund over the long term. The Adviser recommends sub-adviser selections to the Board of Directors of GuideStone Funds and determines allocations of Fund assets among Sub-Advisers based on a variety of qualitative and quantitative factors in an attempt to maximize return across the entire portfolio while minimizing risk to the extent possible. Buy and sell decisions are made at the discretion of each individual Sub-Adviser with regard to the portion of the Fund’s portfolio that it manages in accordance with its investment strategies and processes.
●
In accordance with the Adviser’s Christian values, the Fund does not invest in any company that is publicly recognized (as determined by GuideStone Financial Resources of the Southern Baptist Convention (“GuideStone Financial Resources”)) for offering products or services that are incompatible with the Christian values of GuideStone Financial Resources, including, but not limited to, those involving abortion, sexual immorality, alcohol, tobacco or gambling.
Principal Investment Risks
An investment in the Fund involves risks that can significantly affect the Fund’s performance, including Market Risk, Faith-Based Investing Risk, Equity Risk, Real Estate Investment Trust Risk and Foreign Securities Risk. Descriptions of these and other principal risks of investing in the Fund are provided below. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
There is no guarantee that the securities that the Fund buys will increase in value. It is possible to lose money by investing in the Fund.
●
Controlling Voting Interest Risk: In accordance with the GuideStone Funds Trust Instrument, GuideStone Financial Resources will, at all times, directly or indirectly own, control or hold with power to vote at least 60% of the outstanding shares of GuideStone Funds. This means that GuideStone Financial Resources will control the vote on any matter that requires the approval of a majority of the outstanding shares of GuideStone Funds.
●
Currency Risk: Changes in currency exchange rates could adversely impact investment gains or add to investment losses. Currency exchange rates can be affected unpredictably by intervention, or failure to
130 | GuideStone Funds Prospectus

intervene, by U.S. or foreign governments or central banks or by currency controls or political developments in the United States or abroad.
●
Dividend Paying Securities Risk: There is no guarantee that the companies in which the Fund invests will declare dividends in the future or that dividends, if declared, will remain at current levels or increase over time.
●
Emerging Markets Risk: When investing in emerging markets, the risks of investing in foreign securities is heightened. Emerging markets are generally smaller, less developed, less liquid and more volatile than the securities markets of the U.S. and other developed markets. There are also risks of: greater political or economic uncertainties; an economy’s dependence on revenues from particular commodities or on international aid or development assistance; currency transfer restrictions; a limited number of potential buyers for such securities resulting in increased volatility and limited liquidity for emerging market securities; trading suspensions; and delays and disruptions in securities settlement procedures. The governments of emerging market countries may also be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, intervene in the financial markets and/or impose burdensome taxes that could adversely affect security prices. In addition, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. Emerging markets are financial markets in countries with developing economies, where industrialization has commenced and the economy has linkages with the global economy. Generally, emerging markets are located in Latin America, Eastern Europe, and Asia (excluding Japan).
●
Equity Risk: Stocks and other equity securities generally fluctuate in value more than fixed income securities and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles with periods of rising and falling prices. The market value of a stock may fall due to changes in a company’s financial condition as well as general market, economic and political conditions and other factors.
●
Faith-Based Investing Risk: The Fund invests in accordance with the faith-based investment restrictions of GuideStone Financial Resources. The Fund may not be able to take advantage of certain investment opportunities due to these restrictions, which may adversely affect investment performance. In evaluating an investment, the Adviser or Sub-Adviser is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could adversely affect the analysis of the factors relevant to a particular investment.
●
Foreign Securities Risk: Obligations or securities of foreign issuers may be negatively affected by political events, economic conditions or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards, which may increase investment risk. Security values also may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. It may take more time to clear and settle trades involving foreign securities. In addition, securities issued by U.S. entities with substantial foreign operations or holdings can involve risks relating to conditions in foreign countries.
●
High Portfolio Turnover Risk: The Fund may engage in active and frequent trading and expects to have a high portfolio turnover rate. High turnover could produce higher transaction costs and taxable distributions and lower the Fund’s after-tax performance.
●
Large Shareholder Transactions Risk: The Fund may experience adverse effects when certain large shareholders, including institutional accounts managed by the Adviser’s affiliates, as well as other series of GuideStone Funds (i.e., funds) that invest in the Fund, purchase or redeem large amounts of Fund shares. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s net asset value and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions also will increase the distribution of taxable income to shareholders if sales of portfolio investments result in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.
●
Market Risk: The Fund’s value will go up and down in response to changes in the market value of its investments, sometimes rapidly and unpredictably. Market value will change due to business developments concerning a particular issuer or industry, as well as general market and economic conditions. Changes in the financial condition of a single issuer can impact the market as a whole. Geopolitical risks, including terrorism, tensions, trade disputes or open conflict between nations, or political or economic dysfunction within some nations that are major players on the world stage or major producers of oil, may lead to instability in world economies and markets, may lead to increased market volatility and may have adverse long-term effects. Local, regional or global events such as the spread of infectious illnesses or other public health issues, recessions, natural disasters or other events could have a significant impact on the Fund and its investments. In addition, markets and market participants are increasingly reliant upon information data systems. Data
GuideStone Funds Prospectus | 131

imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access and similar circumstances may have an adverse impact upon a single issuer, a group of issuers or the market at-large. Additionally, legislative, regulatory, or tax developments may affect the investments or investment strategies available to the Adviser in connection with managing the Fund, which may also adversely affect the ability of the Fund to achieve its investment objective.
●
Multiple Sub-Adviser Risk: Fund performance is dependent upon the success of the Adviser and the Sub-Advisers in implementing the Fund’s investment strategies in pursuit of the Fund’s investment objective. To a significant extent, the Fund’s performance will depend on the success of the Adviser’s methodology in allocating the Fund’s assets to Sub-Advisers and its selection and oversight of the Sub-Advisers. The Sub-Advisers’ investment styles may not work together as planned, which could adversely affect the performance of the Fund. In addition, because each Sub-Adviser makes its trading decisions independently, it is possible that the Sub-Advisers may purchase or sell the same security at the same time without aggregating their transactions or hold long and short positions in the same security at the same time. This may cause unnecessary brokerage and other expenses. A Sub-Adviser’s strategy may be out of favor at any time.
●
Preferred Stock Risk: Some of the REITs and other real estate related company securities in which the Fund invests may be preferred stock that receives preference in the payment of dividends. Convertible preferred stock is exchangeable for common stock and may therefore be more volatile.
●
Real Estate Concentration Risk: The Fund concentrates its assets in the real estate industry, so an investment in the Fund will be closely linked to the performance of the real estate markets. Property values may decrease due to increasing vacancies or declining rents resulting from unanticipated economic, legal, cultural or technological developments or because of overbuilding or lack of mortgage funds. The value of an individual property may also decline because of environmental liabilities or losses due to casualty or condemnation. Because of this concentration in the real estate industry, the value of the Fund’s shares may change at different rates compared to the value of shares of a mutual fund with investments in a mix of different industries.
●
Real Estate Investment Trust Risk: The Fund is subject to the risk that REITs’ and other real estate-related companies’ share prices overall will decline over short or even long periods because of rising interest rates. During periods of high interest rates, REITs and other real estate related companies may lose appeal for investors who may be able to obtain higher yields from other income-producing investments. High interest rates may also mean that financing from property purchases and improvements is more costly and difficult to obtain. In addition, equity
REITs may be affected by changes in the value of the underlying properties they own, while mortgage REITs may be affected by the quality of any credit they extend. Equity and mortgage REITs are dependent upon management skills and are subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. Domestic REITs could be adversely affected by failure to qualify for tax-free “pass-through” of net income and net realized gains under the Internal Revenue Code of 1986, as amended, or to maintain their exemption from registration under the Investment Company Act of 1940, as amended. Foreign REITs could possibly fail to qualify for any beneficial tax treatments available in their local jurisdictions. Failure to meet these requirements may have adverse consequences on a Fund. For example, Japanese REITs (“J-REITs”) are subject to complex tax regulation in Japan and a failure to comply with those requirements could disqualify the J-REIT from special tax benefits and reduce the amount available for distribution to J-REIT investors.
●
Real Estate Sector Concentration Risk: The Fund may at times be more concentrated in particular sub-sectors of the real estate industry, such as apartments, retail, hotels, offices, industrial, health care and others. As such, its performance would be especially sensitive to developments that significantly affect those businesses.
●
Small Capitalization Companies Risk: An investment in a smaller company may be more volatile and less liquid than an investment in a larger company. Small companies generally are more sensitive to adverse business and economic conditions than larger, more established companies. Small companies may have limited financial resources, management experience, markets and product diversification.
Performance
The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s Investor Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s Investor Class returns, both before and after taxes, and the Fund's Institutional Class, before taxes, averaged over certain periods of time, compare to the performance of a broad-based securities market index, the MSCI ACWI (All Country World Index) Index - Net, during the same periods. In addition, the performance of the FTSE EPRA Nareit Developed Index is provided to show how the Fund's performance compares with the returns of another securities market index that reflects the market sectors in which the Fund invests, during the same periods. The performance of each index is shown for the same periods as shown for the performance of the Investor Class.
132 | GuideStone Funds Prospectus

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the GuideStone Funds’ website at GuideStoneFunds.com or by calling 1-888-GS-FUNDS (1-888-473-8637).

Investor Class Annual Total Returns years ended 12/31

40%
30%
20%
10%
0%
-10%
-20%
-30%
0.34%
3.78%
10.72%
(4.86)%
24.42%
(4.79)%
29.61%
(25.88)%
11.06%
2.87%
2015
2016
2017
2018
2019
2020
2021
2022
2023
2024

Best Quarter:	15.64%	9/30/2024
Worst Quarter:	(24.59)%	3/31/2020

Average Annual Total Returns as of 12/31/24

	One Year	Five Years	Ten Years	Since Inception	Inception Date
Investor Class before taxes	2.87%	0.88%	3.61%	3.35%	12/29/2006
Investor Class after taxes on distributions(1)	1.92%	(0.35)%	1.76%	1.60%
Investor Class after taxes on distributions and sale of Fund shares(1)(2)	1.75%	0.26%	2.04%	1.90%
Institutional Class before taxes	3.09%	1.17%	N/A	3.77%	05/01/2015
MSCI ACWI (All Country World Index) Index - Net(3) (reflects no deduction for fees, expenses or taxes)	17.49%	10.06%	9.23%	6.78%
FTSE EPRA Nareit Developed Index - Net (reflects no deduction for fees, expenses or taxes)	0.94%	(1.00)%	2.23%	1.88%
(1)
After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-advantaged arrangements, such as 403(b) plans, 401(k) plans or individual retirement accounts (IRAs). After tax returns are shown only for the Investor Class and after tax returns for the Institutional Class will vary.
(2)
Returns may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.
(3)
Effective December 31, 2024, the Fund incorporated this broad-based securities market index in connection with new regulatory requirements.
GuideStone Funds Prospectus | 133

Management
Investment Adviser and Portfolio Managers
GuideStone Capital Management, LLC

Joshua Chastant Vice President – Portfolio Management	Since January 2024

Brandon Pizzurro President and Chief Investment Officer	Since April 2019
Sub-Advisers and Portfolio Managers
Heitman Real Estate Securities LLC
Charles Harbin, CFA Managing Director, Co-Head and Portfolio Manager – Public Real Estate Securities	Since January 2020
Jacques Perdrix Executive Vice President and Portfolio Manager – Europe	Since November 2017
Damon Wang, CFA Senior Vice President and Portfolio Manager – Asia Pacific	Since June 2021
Jeffrey Yurk, CFA Managing Director, Co-Head and Portfolio Manager – Public Real Estate Securities	Since January 2020

RREEF America L.L.C.
Barry McConnell Senior Portfolio Manager Liquid Real Assets	Since October 2021
Chris Robinson Regional Head of Liquid Real Assets	Since September 2013
Robert Thomas Head of Investment Strategy Liquid Real Assets	Since January 2017
David W. Zonavetch, CPA Head of Investment Strategy Liquid Real Assets	Since August 2013
Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries
For important information about purchase and sale of Fund shares, tax information and financial intermediary compensation, please refer to “Summary of Other Important Fund Information” beginning on page 181.
134 | GuideStone Funds Prospectus

GuideStone Funds Value Equity Index Fund	Institutional GVIYX
Investor GVIZX
Investment Objective
The Value Equity Index Fund seeks to provide investment results approximating the aggregate price and dividend performance of the securities included in the Russell 1000® Value Index.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Value Equity Index Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Investor Class
Management fee	0.10%	0.10%
Other expenses	0.15%	0.66%
Total annual Fund operating expenses	0.25%	0.76%
Fee reimbursement(1)	—	(0.26)%
Total annual Fund operating expenses (after fee reimbursement)	0.25%	0.50%
(1)
The Adviser has agreed to reimburse expenses to the extent needed to limit total annual operating expenses (without regard to any expense reductions realized through the use of directed brokerage) excluding interest, taxes, brokerage commissions, extraordinary expenses, acquired fund fees and expenses and expenses incurred in connection with the short sales of securities to 0.25% for the Institutional Class and 0.50% for the Investor Class (the “Expense Limitation”). This Expense Limitation applies to Fund operating expenses only and will remain in place until April 30, 2026. If expenses fall below the levels noted above within three years from the date on which the Adviser made such reimbursement, the Fund may repay the Adviser so long as the repayment does not cause the Fund to exceed the Expense Limitation on the date on which: (i) the expenses were reimbursed; or (ii) the repayment would be made, whichever is lower. The contractual Expense Limitation can only be terminated by the Board of Directors of GuideStone Funds.

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The expense example shows the impact of Adviser fee payments or reimbursements only for the first year and is calculated assuming total annual Fund operating expenses, prior to payments or reimbursements, for all other periods. Finally, the example assumes that all dividends and other distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	Institutional Class	Investor Class
1 Year	$26	$51
3 Years	$80	$217
5 Years	$141	$397
10 Years	$318	$918

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the total annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 31% of the average value of its portfolio.
GuideStone Funds Prospectus | 135

Principal Investment Strategies
●
Under normal market conditions, the Fund will invest substantially all, and normally at least 80% of its total assets in the equity securities (primarily common stocks and stock index derivatives) included in the Russell 1000® Value Index, in weightings that approximate the relative composition of the securities contained in the Russell 1000® Value Index. The Fund may become non-diversified, as defined under the Investment Company Act of 1940, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index.
●
The Fund may invest to a lesser extent in derivative instruments, including exchange listed futures, that are based on:
●
The Russell 1000® Value Index;
●
Companies included in the Russell 1000® Value Index; or
●
Stock indexes comparable to the Russell 1000® Value Index.
●
The Russell 1000® Value Index measures the performance of the large capitalization value segment of the U.S. equity universe. It includes those Russell 1000® companies with relatively lower price-to-book ratios, lower Institutional Brokers’ Estimate System forecast medium-term (i.e., two year) growth and lower sales per share historical growth (i.e., five years). The Russell 1000® Value Index is constructed to provide a comprehensive and unbiased barometer to the large capitalization value segment. The index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect value characteristics.
●
The Fund is passively managed, which means it tries to duplicate the investment composition and performance of the Russell 1000® Value Index using computer programs and statistical procedures. As a result, the Sub-Adviser does not use traditional methods of fund investment management for the Fund, such as selecting securities on the basis of economic, financial and market analysis. Rather, the Sub-Adviser buys and sells securities in response to changes in the Russell 1000® Value Index. The Fund generally uses a replication method to track the Russell 1000® Value Index, but will exclude securities as required by the Fund’s faith-based investment policies and restrictions. Because the Fund has fees and transaction expenses (while the Russell 1000® Value Index has none), returns are likely to be below those of the Russell 1000® Value Index.
●
The correlation between the Fund’s performance and the Russell 1000® Value Index is expected to be greater than 98%. However, it could be lower in certain market environments and due to certain stocks that may be excluded from the Fund’s portfolio because of faith-based investment policies and restrictions (100% would indicate perfect correlation).
●
Pursuing its investment strategy to duplicate the investment composition of the Russell 1000® Value Index may at times cause the Fund to focus its investments in one or a few particular economic sectors.
●
The Fund may invest its uninvested cash in high-quality, short-term debt securities, which may include repurchase agreements and high-quality money market instruments, and also may invest uninvested cash in the GuideStone Funds Money Market Fund. To the extent the Fund invests in a money market fund, it generally is not subject to the limits placed on investments in other investment companies. Generally, these securities offer less potential for gains than other types of securities.
●
The Fund uses one or more Sub-Advisers to manage its portfolio under the oversight of the Adviser. The Adviser recommends sub-adviser selections to the Board of Directors of GuideStone Funds based on a variety of qualitative and quantitative factors in an attempt to maximize return across the entire portfolio while minimizing risk to the extent possible.
●
In accordance with the Adviser’s Christian values, the fund does not invest in any company that is publicly recognized (as determined by GuideStone Financial Resources of the Southern Baptist Convention (“GuideStone Financial Resources”)) for offering products or services that are incompatible with the Christian values of GuideStone Financial Resources, including, but not limited to, those involving abortion, sexual immorality, alcohol, tobacco or gambling.
Principal Investment Risks
An investment in the Fund involves risks that can significantly affect the Fund’s performance, including Market Risk, Faith-Based Investing Risk, Equity Risk and Index Strategy Risk. Descriptions of these and other principal risks of investing in the Fund are provided below. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
There is no guarantee that the equity market or the equity securities that the Fund buys will increase in value. It is possible to lose money by investing in the Fund.
●
Controlling Voting Interest Risk: In accordance with the GuideStone Funds Trust Instrument, GuideStone Financial Resources will, at all times, directly or indirectly own, control or hold with power to vote at least 60% of the outstanding shares of GuideStone Funds. This means that GuideStone Financial Resources will control the vote on any matter that requires the approval of a majority of the outstanding shares of GuideStone Funds.
●
Derivatives Risk: Derivatives involve risks different from, and in some respects greater than, those associated with investing directly in securities, currencies or other instruments. Derivatives may be illiquid or less liquid, volatile, difficult to price and leveraged so that small
136 | GuideStone Funds Prospectus

changes in the value of the underlying instruments may produce disproportionate losses to the Fund. There may be imperfect correlation between a derivative and the reference instrument underlying the derivative. Derivatives involve counterparty risk, which is the risk that the other party to the derivative will fail to make required payments or otherwise comply with the terms of the derivative. That risk is generally thought to be greater with over-the-counter (OTC) derivatives than with derivatives that are centrally cleared. However, derivatives traded on organized exchanges and/or through clearing organizations involve the possibility that the futures commission merchant or clearing organization will default in the performance of its obligations. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments.
●
Equity Risk: Stocks and other equity securities generally fluctuate in value more than fixed income securities and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles with periods of rising and falling prices. The market value of a stock may fall due to changes in a company’s financial condition as well as general market, economic and political conditions and other factors.
●
Faith-Based Investing Risk: The Fund’s faith-based investment policies and restrictions may prevent the Fund from investing in certain securities which comprise the index, which may cause the Fund to have lower performance than the index and contribute to a lower correlation between the performance of the Fund and the index. In evaluating an investment, the Adviser or Sub-Adviser is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could adversely affect the analysis of the factors relevant to a particular investment. Therefore, there can be no assurance that the performance of the index strategy will match that of the benchmark index.
●
Financial Services Sector Risk: Performance of companies in the financial services sector may be adversely impacted by many factors, including, among others, changes in government regulations, economic conditions and interest rates, credit rating downgrades and decreased liquidity in credit markets. The extent to which the Fund may invest in a company that engages in securities-related activities or banking is limited by applicable law. The impact of changes in capital requirements and recent or future regulation of any individual financial company, or of the financial services sector as a whole, cannot be predicted. In recent years, cyberattacks and technology malfunctions and failures have become increasingly frequent and have caused significant losses to companies in this sector, which may negatively impact the Fund.
●
Index Strategy Risk: The Fund employs an index strategy, that is, it generally invests in the securities included in its index or a representative sample of such securities regardless of market trends. The Fund generally will not modify its index strategy to respond to changes in the economy, which means that it may be particularly susceptible to a general decline in the market segment relating to the relevant index. To the extent the companies represented in the index are concentrated in particular sectors or industries, the Fund is subject to investment concentration risk. In addition, although the index strategy attempts to closely track its benchmark index, the Fund may not invest in all of the securities in the index. Also, the Fund’s fees and expenses will reduce the Fund’s returns, unlike those of the benchmark index. Cash flow into and out of the Fund, portfolio transaction costs, changes in the securities that comprise the index, and the Fund’s valuation procedures also may affect the Fund’s performance. Therefore, there can be no assurance that the performance of the index strategy will match that of the benchmark index.
●
Large Capitalization Companies Risk: There is a risk that large capitalization stocks may not perform as well as other asset classes or the U.S. stock market as a whole. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
●
Large Shareholder Transactions Risk: The Fund may experience adverse effects when certain large shareholders, including institutional accounts managed by the Adviser’s affiliates, as well as other series of GuideStone Funds (i.e., funds) that invest in the Fund, purchase or redeem large amounts of Fund shares. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s net asset value and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions also will increase the distribution of taxable income to shareholders if sales of portfolio investments result in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.
●
Market Risk: The Fund’s value will go up and down in response to changes in the market value of its investments, sometimes rapidly and unpredictably. Market value will change due to business developments concerning a particular issuer or industry, as well as general market and economic conditions. Changes in the financial condition of a single issuer can impact the market as a whole.
GuideStone Funds Prospectus | 137

Geopolitical risks, including terrorism, tensions, trade disputes or open conflict between nations, or political or economic dysfunction within some nations that are major players on the world stage or major producers of oil, may lead to instability in world economies and markets, may lead to increased market volatility and may have adverse long-term effects. Local, regional or global events such as the spread of infectious illnesses or other public health issues, recessions, natural disasters or other events could have a significant impact on the Fund and its investments. In addition, markets and market participants are increasingly reliant upon information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access and similar circumstances may have an adverse impact upon a single issuer, a group of issuers or the market at-large. Additionally, legislative, regulatory, or tax developments may affect the investments or investment strategies available to the Adviser in connection with managing the Fund, which may also adversely affect the ability of the Fund to achieve its investment objective.
●
Non-diversification Risk: In order to closely track the composition of the Fund’s target index, the Fund’s total assets are invested in multiple issuers representing more than 5% of the Fund’s total assets. As a result, the Fund may become non-diversified under the Investment Company Act of 1940, although it continues to hold multiple stocks across a number of sectors. The Fund’s performance may be hurt disproportionately by the poor performance of relatively few stocks, or even a single stock, and the Fund’s shares may experience significant fluctuations in value.
●
Sector Concentration Risk: Although the Fund will not concentrate in any particular industry, it may be heavily invested in a particular economic sector. If the Fund focuses on one or a few sectors, its performance is likely to be disproportionately affected by developments that significantly affect that sector, including market, economic, political or regulatory developments. Individual sectors may be more volatile and may perform differently than the broader market. The Fund’s performance may also suffer if a sector does not perform as well as a Sub-Adviser expected. Prices of securities in the same sector often change collectively regardless of the merits of individual companies.
●
Sub-Adviser Risk: The performance of the Fund will depend on how successfully its Sub-Adviser pursues its investment strategies.
●
Value Investing Risk: There is a risk that value-oriented investments may not perform as well as the rest of the stock market as a whole. Value stocks may remain undervalued or may decrease in value during a given period or may not ever realize what the investment manager believes to be their full value.
Performance
The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s Investor Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s Investor Class returns, both before and after taxes, and the Fund's Institutional Class, before taxes, averaged over certain periods of time, compare to the performance of a broad-based securities market index, the Russell 1000® Index, during the same periods. In addition, the performance of the Russell 1000® Value Index is provided to show how the Fund's performance compares with the returns of another securities market index that reflects the market sectors in which the Fund invests, during the same periods.
The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the GuideStone Funds’ website at GuideStoneFunds.com or by calling 1-888-GS-FUNDS (1-888-473-8637).

Investor Class Annual Total Return year ended 12/31

16%
14%
12%
10%
8%
6%
4%
2%
0%
11.68%
14.04%
2023
2024

Best Quarter:	9.52%	12/31/2023
Worst Quarter:	(3.12)%	9/30/2023
138 | GuideStone Funds Prospectus

Average Annual Total Returns as of 12/31/24

	One Year	Since Inception	Inception Date
Investor Class before taxes	14.04%	11.75%	08/31/2022
Investor Class after taxes on distributions(1)	12.35%	10.37%
Investor Class after taxes on distributions and sale of Fund shares(1)	9.39%	8.84%
Institutional Class before taxes	14.31%	12.06%	08/31/2022
Russell 1000® Index(2) (reflects no deduction for fees, expenses or taxes)	24.51%	20.07%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	14.37%	12.15%
(1)
After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-advantaged arrangements, such as 403(b) plans, 401(k) plans or individual retirement accounts (IRAs). After tax returns are shown only for the Investor Class and after tax returns for the Institutional Class will vary.
(2)
Effective December 31, 2024, the Fund incorporated this broad-based securities market index in connection with new regulatory requirements.
Management
Investment Adviser and Portfolio Manager
GuideStone Capital Management, LLC

Joshua Chastant Vice President – Portfolio Management	Since January 2024

Brandon Pizzurro President and Chief Investment Officer	Since August 2022
Sub-Adviser and Portfolio Managers
Legal & General Investment Management America, Inc.
David Barron, CFA, CAIA Head of U.S. Equity Solutions	Since August 2022
Aodhagán Byrne, CFA Senior Portfolio Manager	Since August 2022
Joseph LaPorta Senior Portfolio Manager	Since August 2022
Michael O’Connor Senior Portfolio Manager	Since August 2022
Craig Parker, CFA Portfolio Manager	Since August 2022
Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries
For important information about purchase and sale of Fund shares, tax information and financial intermediary compensation, please refer to “Summary of Other Important Fund Information” beginning on page 181.
GuideStone Funds Prospectus | 139

GuideStone Funds Value Equity Fund	Institutional GVEYX
Investor GVEZX
Investment Objective
The Value Equity Fund seeks to provide long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Value Equity Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Investor Class
Management fee(1)	0.58%	0.58%
Other expenses	0.04%	0.31%
Acquired fund fees and expenses	0.01%	0.01%
Total annual Fund operating expenses	0.63%	0.90%
(1)
The management fee has been restated to reflect the estimated fee for the current fiscal year.

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Finally, the example assumes that all dividends and other distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	Institutional Class	Investor Class
1 Year	$64	$92
3 Years	$202	$287
5 Years	$351	$498
10 Years	$786	$1,108

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the total annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 62% of the average value of its portfolio.
140 | GuideStone Funds Prospectus

Principal Investment Strategies
●
The Fund invests mainly (at least, and typically more than, 80% of its net assets, plus borrowings for investment purposes, if any) in equity securities, which can include stock, stock futures, rights, warrants or securities convertible into stock. The Fund is diversified and focuses on large- and medium-sized U.S. companies (companies with holdings greater than approximately $2.4 billion) whose equity securities are considered by the Fund’s Sub-Advisers to be value-oriented. Value-oriented investments are generally those that are trading at prices that the Sub-Advisers believe are below what the securities are worth or that may be out of favor with investors.
●
These value-oriented investments typically have lower price-to-earnings ratios, lower asset valuations and/or higher dividend yields relative to the U.S. market as a whole.
●
In pursuing its investment strategy, the Fund may at times focus its investments in one or a few particular economic sectors.
●
The Fund may invest in American Depositary Receipts (“ADRs”), which represent ownership of underlying foreign securities that are denominated in U.S. dollars, regular shares of foreign companies traded and settled on U.S. exchanges and over-the-counter markets and foreign equity securities (including non-U.S. dollar denominated securities). The Fund may invest in sponsored or unsponsored depositary receipts.
●
The Fund may invest in forward currency contracts in order to mitigate market exposure. Forwards will only be utilized for defensive hedging purposes (i.e., hedging back to the U.S. dollar).
●
The Fund may invest its uninvested cash in high-quality, short-term debt securities, which may include repurchase agreements and high-quality money market instruments, and also may invest uninvested cash in the GuideStone Funds Money Market Fund. To the extent the Fund invests in a money market fund, it generally is not subject to the limits placed on investments in other investment companies. Generally, these securities offer less potential for gains than other types of securities.
●
The Fund uses a multi-manager approach, using two or more Sub-Advisers that each manages a portion of the Fund's portfolio under the oversight of the Adviser. Each Sub-Adviser uses different investment styles to identify securities it believes are undervalued or are generally out of favor with investors. The Adviser recommends sub-adviser selections to the Board of Directors of GuideStone Funds and determines allocations of Fund assets among Sub-Advisers based on a variety of qualitative and quantitative factors in an attempt to maximize return across the entire portfolio while minimizing risk to the extent possible. Buy and sell decisions are made at the discretion of each individual Sub-Adviser with regard to the portion of the Fund’s portfolio that it manages in accordance with its investment strategies and processes.
●
In accordance with the Adviser’s Christian values, the Fund does not invest in any company that is publicly recognized (as determined by GuideStone Financial Resources of the Southern Baptist Convention (“GuideStone Financial Resources”)) for offering products or services that are incompatible with the Christian values of GuideStone Financial Resources, including, but not limited to, those involving abortion, sexual immorality, alcohol, tobacco or gambling.
Principal Investment Risks
An investment in the Fund involves risks that can significantly affect the Fund’s performance, including Market Risk, Faith-Based Investing Risk, Equity Risk and Value Investing Risk. Descriptions of these and other principal risks of investing in the Fund are provided below. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
There is no guarantee that the equity market or the equity securities that the Fund buys will increase in value. It is possible to lose money by investing in the Fund.
●
Controlling Voting Interest Risk: In accordance with the GuideStone Funds Trust Instrument, GuideStone Financial Resources will, at all times, directly or indirectly own, control or hold with power to vote at least 60% of the outstanding shares of GuideStone Funds. This means that GuideStone Financial Resources will control the vote on any matter that requires the approval of a majority of the outstanding shares of GuideStone Funds.
●
Depositary Receipts Risk: Investments in depositary receipts (i.e., ADRs) are generally subject to the same risks of investing directly in the foreign securities that they evidence or into which they may be converted, including, but not limited to, currency fluctuations and political and financial instability in the home country of a particular depositary receipt or foreign stock. In addition, securities of foreign issuers may be negatively affected by political events, economic conditions or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards, which may increase investment risk as there may be an imperfect correlation between the market value of depositary receipts and the underlying foreign securities. In addition, issuers underlying unsponsored depositary receipts may not provide as much information as U.S. issuers and issuers underlying sponsored depositary receipts. Unsponsored depositary receipts also may not carry the same voting privileges as sponsored depositary receipts.
●
Dividend Paying Securities Risk: There is no guarantee that the companies in which the Fund invests will declare dividends in the future or that dividends, if declared, will remain at current levels or increase over time.
GuideStone Funds Prospectus | 141

●
Equity Risk: Stocks and other equity securities generally fluctuate in value more than fixed income securities and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles with periods of rising and falling prices. The market value of a stock may fall due to changes in a company’s financial condition as well as general market, economic and political conditions and other factors.
●
Faith-Based Investing Risk: The Fund invests in accordance with the faith-based investment restrictions of GuideStone Financial Resources. The Fund may not be able to take advantage of certain investment opportunities due to these restrictions, which may adversely affect investment performance. In evaluating an investment, the Adviser or Sub-Adviser is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could adversely affect the analysis of the factors relevant to a particular investment.
●
Financial Services Sector Risk: Performance of companies in the financial services sector may be adversely impacted by many factors, including, among others, changes in government regulations, economic conditions and interest rates, credit rating downgrades and decreased liquidity in credit markets. The extent to which the Fund may invest in a company that engages in securities-related activities or banking is limited by applicable law. The impact of changes in capital requirements and recent or future regulation of any individual financial company, or of the financial services sector as a whole, cannot be predicted. In recent years, cyberattacks and technology malfunctions and failures have become increasingly frequent and have caused significant losses to companies in this sector, which may negatively impact the Fund.
●
Foreign Securities Risk: Obligations or securities of foreign issuers may be negatively affected by political events, economic conditions or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards, which may increase investment risk. Security values also may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. It may take more time to clear and settle trades involving foreign securities. In addition, securities issued by U.S. entities with substantial foreign operations or holdings can involve risks relating to conditions in foreign countries.
●
Forward Currency Contract Risk: A forward foreign currency exchange contract is an agreement to buy or sell a specific currency at a future date and at a price set at the time of the contract. Foreign forward currency exchange contracts involve a risk of loss if currency exchange rates move against the Fund and are subject to counterparty risk.
●
Futures and Options on Futures Risk: There is a risk that the prices of futures and options on futures contracts will diverge from the prices of their underlying instruments. Futures and options prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect or no correlation also may result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded and from imposition of daily price fluctuation limits or trading halts. There can be no assurance that, at all times, a liquid market will exist for offsetting a futures or options contract that the Fund has previously bought or sold and this may result in the inability to close a contract when desired.
●
Large Capitalization Companies Risk: There is a risk that large capitalization stocks may not perform as well as other asset classes or the U.S. stock market as a whole. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
●
Large Shareholder Transactions Risk: The Fund may experience adverse effects when certain large shareholders, including institutional accounts managed by the Adviser’s affiliates, as well as other series of GuideStone Funds (i.e., funds) that invest in the Fund, purchase or redeem large amounts of Fund shares. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s net asset value and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions also will increase the distribution of taxable income to shareholders if sales of portfolio investments result in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.
●
Market Risk: The Fund’s value will go up and down in response to changes in the market value of its investments, sometimes rapidly and unpredictably. Market value will change due to business developments concerning a particular issuer or industry, as well as general market and economic conditions. Changes in the financial condition of a single issuer can impact the market as a whole. Geopolitical risks, including terrorism, tensions, trade disputes or open conflict between nations, or political or economic dysfunction within some nations that are major
142 | GuideStone Funds Prospectus

players on the world stage or major producers of oil, may lead to instability in world economies and markets, may lead to increased market volatility and may have adverse long-term effects. Local, regional or global events such as the spread of infectious illnesses or other public health issues, recessions, natural disasters or other events could have a significant impact on the Fund and its investments. In addition, markets and market participants are increasingly reliant upon information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access and similar circumstances may have an adverse impact upon a single issuer, a group of issuers or the market at-large. Additionally, legislative, regulatory, or tax developments may affect the investments or investment strategies available to the Adviser in connection with managing the Fund, which may also adversely affect the ability of the Fund to achieve its investment objective.
●
Mid-Capitalization Companies Risk: Medium-sized company (i.e., mid-cap) stocks have historically been subject to greater investment risk than large company stocks. They generally are more vulnerable than larger companies to adverse business or economic developments. The risks generally associated with these companies include more limited product lines, markets and financial resources, lack of management depth or experience, dependency on key personnel and vulnerability to adverse market and economic developments. Accordingly, the prices of medium-sized company stocks tend to be more volatile than prices of large company stocks.
●
Multiple Sub-Adviser Risk: Fund performance is dependent upon the success of the Adviser and the Sub-Advisers in implementing the Fund’s investment strategies in pursuit of the Fund’s investment objective. To a significant extent, the Fund’s performance will depend on the success of the Adviser’s methodology in allocating the Fund’s assets to Sub-Advisers and its selection and oversight of the Sub-Advisers. The Sub-Advisers’ investment styles may not work together as planned, which could adversely affect the performance of the Fund. In addition, because each Sub-Adviser makes its trading decisions independently, it is possible that the Sub-Advisers may purchase or sell the same security at the same time without aggregating their transactions or hold long and short positions in the same security at the same time. This may cause unnecessary brokerage and other expenses. A Sub-Adviser’s strategy may be out of favor at any time.
●
Sector Concentration Risk: Although the Fund will not concentrate in any particular industry, it may be heavily invested in a particular economic sector. If the Fund focuses on one or a few sectors, its performance is likely to be disproportionately affected by developments that significantly affect that sector, including market, economic, political or regulatory developments. Individual sectors may be more volatile and may perform differently than the broader market. The Fund’s performance may also suffer if a sector does not perform as well as a Sub-Adviser expected. Prices of securities in the same sector often change collectively regardless of the merits of individual companies.
●
Value Investing Risk: There is a risk that value-oriented investments may not perform as well as the rest of the stock market as a whole. Value stocks may remain undervalued or may decrease in value during a given period or may not ever realize what the investment manager believes to be their full value.
●
Warrants and Rights Risk: Because the market price of warrants may be significantly less than the current price of the underlying security, there is a greater risk that warrants may drop in value at a faster rate than the underlying security. Warrants and rights do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants and rights may be considered more speculative than certain other types of investments. In addition, the value of a warrant or right does not necessarily change with the value of the underlying securities. The Fund could lose the value of a warrant or right if the right to subscribe to additional shares is not exercised prior to the warrant’s or right’s expiration date. The market for warrants and rights may be very limited and there may at times not be a liquid secondary market for warrants and rights.
Performance
The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s Investor Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s Investor Class returns, both before and after taxes, and the Fund's Institutional Class, before taxes, averaged over certain periods of time, compare to the performance of a broad-based securities market index, the Russell 1000® Index, during the same periods. In addition, the performance of the Russell 1000® Value Index is provided to show how the Fund's performance compares with the returns of another securities market index that reflects the market sectors in which the Fund invests, during the same periods.
The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the GuideStone Funds’ website at GuideStoneFunds.com or by calling 1-888-GS-FUNDS (1-888-473-8637).

GuideStone Funds Prospectus | 143

Investor Class Annual Total Returns years ended 12/31

30%
25%
20%
15%
10%
5%
0%
-5%
-10%
-15%
(3.70)%
13.84%
15.25%
(11.19)%
26.80%
3.89%
24.27%
(6.16)%
10.55%
15.86%
2015
2016
2017
2018
2019
2020
2021
2022
2023
2024

Best Quarter:	16.14%	6/30/2020
Worst Quarter:	(27.10)%	3/31/2020

Average Annual Total Returns as of 12/31/24

	One Year	Five Years	Ten Years
Investor Class before taxes	15.86%	9.19%	8.24%
Investor Class after taxes on distributions(1)	13.07%	6.82%	5.91%
Investor Class after taxes on distributions and sale of Fund shares(1)(2)	11.41%	6.89%	6.10%
Institutional Class before taxes	16.12%	9.47%	8.52%
Russell 1000® Index(3) (reflects no deduction for fees, expenses or taxes)	24.51%	14.28%	12.87%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	14.37%	8.68%	8.49%
(1)
After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-advantaged arrangements, such as 403(b) plans, 401(k) plans or individual retirement accounts (IRAs). After tax returns are shown only for the Investor Class and after tax returns for the Institutional Class will vary.
(2)
Returns may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.
(3)
Effective December 31, 2024, the Fund incorporated this broad-based securities market index in connection with new regulatory requirements.
Management
Investment Adviser and Portfolio Managers
GuideStone Capital Management, LLC

Joshua Chastant Vice President – Portfolio Management	Since January 2024

Brandon Pizzurro President and Chief Investment Officer	Since April 2019
Sub-Advisers and Portfolio Managers
American Century Investment Management, Inc.
Michael Liss, CFA, CPA Vice President and Senior Portfolio Manager	Since March 2019
Philip Sundell, CFA Vice President and Portfolio Manager	Since April 2019
Kevin Toney, CFA Chief Investment Officer – Global Value Equity, Senior Vice President and Senior Portfolio Manager	Since March 2019
Brian Woglom, CFA Vice President and Senior Portfolio Manager	Since March 2019

Barrow, Hanley, Mewhinney & Strauss, LLC
David W. Ganucheau, CFA Senior Managing Director	Since October 2012
Mark Giambrone Executive Director	Since September 2019

Parametric Portfolio Associates LLC
Jennifer Mihara Managing Director, Equity Research	Since July 2024
James Reber(¹) Managing Director, Portfolio Management	Since May 2022

(1) Effective August 1, 2025, James Reber will retire and will no longer serve as a portfolio manager to the Fund.
TCW Investment Management Company, LLC
Iman H. Brivanlou, Ph.D. Co-Portfolio Manager and Managing Director	Since October 2024
Diane E. Jaffee, CFA(2) Senior Portfolio Manager and Group Managing Director	Since June 2006
Matthew J. Spahn Co-Portfolio Manager and Managing Director	Since October 2024

(2) Effective June 30, 2025, Diane E. Jaffee, CFA, will retire and will no longer serve as a portfolio manager to the Fund.
144 | GuideStone Funds Prospectus

Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries
For important information about purchase and sale of Fund shares, tax information and financial intermediary compensation, please refer to “Summary of Other Important Fund Information” beginning on page 181.
GuideStone Funds Prospectus | 145

GuideStone Funds Growth Equity Index Fund	Institutional GEIYX
Investor GEIZX
Investment Objective
The Growth Equity Index Fund seeks to provide investment results approximating the aggregate price and dividend performance of the securities included in the Russell 1000® Growth Index.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Growth Equity Index Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Investor Class
Management fee	0.10%	0.10%
Other expenses	0.14%	0.43%
Acquired fund fees and expenses	0.01%	0.01%
Total annual Fund operating expenses	0.25%	0.54%
Fee repayment or reimbursement(1)	0.01%	(0.03)%
Total annual Fund operating expenses (after fee repayment or reimbursement)	0.26%	0.51%
(1)
The Adviser has agreed to reimburse expenses to the extent needed to limit total annual operating expenses (without regard to any expense reductions realized through the use of directed brokerage) excluding interest, taxes, brokerage commissions, extraordinary expenses, acquired fund fees and expenses and expenses incurred in connection with the short sales of securities to 0.25% for the Institutional Class and 0.50% for the Investor Class (the “Expense Limitation”). This Expense Limitation applies to Fund operating expenses only and will remain in place until April 30, 2026. If expenses fall below the levels noted above within three years from the date on which the Adviser made such reimbursement, the Fund may repay the Adviser so long as the repayment does not cause the Fund to exceed the Expense Limitation on the date on which: (i) the expenses were reimbursed; or (ii) the repayment would be made, whichever is lower. The contractual Expense Limitation can only be terminated by the Board of Directors of GuideStone Funds.

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The expense example shows the impact of fee reimbursements or repayments only for the first year and is calculated assuming total annual Fund operating expenses, prior to reimbursements or repayments, for all other periods. Finally, the example assumes that all dividends and other distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	Institutional Class	Investor Class
1 Year	$27	$52
3 Years	$82	$170
5 Years	$142	$299
10 Years	$319	$674

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the total annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 30% of the average value of its portfolio.
146 | GuideStone Funds Prospectus

Principal Investment Strategies
●
Under normal market conditions, the Fund will invest substantially all, and normally at least 80% of its total assets in the equity securities (primarily common stocks and stock index derivatives) included in the Russell 1000® Growth Index, in weightings that approximate the relative composition of the securities contained in the Russell 1000® Growth Index. The Fund may become non-diversified, as defined under the Investment Company Act of 1940, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index.
●
The Fund may invest to a lesser extent in derivative instruments, including exchange listed futures, that are based on:
●
The Russell 1000® Growth Index;
●
Companies included in the Russell 1000® Growth Index; or
●
Stock indexes comparable to the Russell 1000® Growth Index.
●
The Russell 1000® Growth Index measures the performance of the large capitalization growth segment of the U.S. equity universe. It includes those Russell 1000® companies with relatively higher price-to-book ratios, higher Institutional Brokers’ Estimate System forecast medium-term (i.e., two year) growth and higher sales per share historical growth (i.e., five years). The Russell 1000® Growth Index is constructed to provide a comprehensive and unbiased barometer to the large capitalization growth segment. The index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect growth characteristics.
●
The Fund is passively managed, which means it tries to duplicate the investment composition and performance of the Russell 1000® Growth Index using computer programs and statistical procedures. As a result, the Sub-Adviser does not use traditional methods of fund investment management for the Fund, such as selecting securities on the basis of economic, financial and market analysis. Rather, the Sub-Adviser buys and sells securities in response to changes in the Russell 1000® Growth Index. The Fund generally uses a replication method to track the Russell 1000® Growth Index, but will exclude securities as required by the Fund’s faith-based investment policies and restrictions. Because the Fund has fees and transaction expenses (while the Russell 1000® Growth Index has none), returns are likely to be below those of the Russell 1000® Growth Index.
●
The correlation between the Fund’s performance and the Russell 1000® Growth Index is expected to be greater than 98%. However, it could be lower in certain market environments and due to certain stocks that may be excluded from the Fund’s portfolio because of faith-based investment policies and restrictions (100% would indicate perfect correlation).
●
Pursuing its investment strategy to duplicate the investment composition of the Russell 1000® Growth Index may at times cause the Fund to focus its investments in one or a few particular economic sectors.
●
The Fund may invest its uninvested cash in high-quality, short-term debt securities, which may include repurchase agreements and high-quality money market instruments, and also may invest uninvested cash in the GuideStone Funds Money Market Fund. To the extent the Fund invests in a money market fund, it generally is not subject to the limits placed on investments in other investment companies. Generally, these securities offer less potential for gains than other types of securities.
●
The Fund uses one or more Sub-Advisers to manage its portfolio under the oversight of the Adviser. The Adviser recommends sub-adviser selections to the Board of Directors of GuideStone Funds based on a variety of qualitative and quantitative factors in an attempt to maximize return across the entire portfolio while minimizing risk to the extent possible.
●
In accordance with the Adviser’s Christian values, the fund does not invest in any company that is publicly recognized (as determined by GuideStone Financial Resources of the Southern Baptist Convention (“GuideStone Financial Resources”)) for offering products or services that are incompatible with the Christian values of GuideStone Financial Resources, including, but not limited to, those involving abortion, sexual immorality, alcohol, tobacco or gambling.
Principal Investment Risks
An investment in the Fund involves risks that can significantly affect the Fund’s performance, including Market Risk, Faith-Based Investing Risk, Equity Risk and Index Strategy Risk. Descriptions of these and other principal risks of investing in the Fund are provided below. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
There is no guarantee that the equity market or the equity securities that the Fund buys will increase in value. It is possible to lose money by investing in the Fund.
●
Controlling Voting Interest Risk: In accordance with the GuideStone Funds Trust Instrument, GuideStone Financial Resources will, at all times, directly or indirectly own, control or hold with power to vote at least 60% of the outstanding shares of GuideStone Funds. This means that GuideStone Financial Resources will control the vote on any matter that requires the approval of a majority of the outstanding shares of GuideStone Funds.
●
Derivatives Risk: Derivatives involve risks different from, and in some respects greater than, those associated with
GuideStone Funds Prospectus | 147

investing directly in securities, currencies or other instruments. Derivatives may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Fund. There may be imperfect correlation between a derivative and the reference instrument underlying the derivative. Derivatives involve counterparty risk, which is the risk that the other party to the derivative will fail to make required payments or otherwise comply with the terms of the derivative. That risk is generally thought to be greater with over-the-counter (OTC) derivatives than with derivatives that are centrally cleared. However, derivatives traded on organized exchanges and/or through clearing organizations involve the possibility that the futures commission merchant or clearing organization will default in the performance of its obligations. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments.
●
Equity Risk: Stocks and other equity securities generally fluctuate in value more than fixed income securities and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles with periods of rising and falling prices. The market value of a stock may fall due to changes in a company’s financial condition as well as general market, economic and political conditions and other factors.
●
Growth Investing Risk: Growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth investing also is subject to the risk that the stock price of one or more companies will fall or will fail to appreciate as anticipated, regardless of movements in the securities market. Growth stocks also tend to be more volatile than value stocks, so in a declining market, their prices may decrease more than value stocks in general.
●
Faith-Based Investing Risk: The Fund’s faith-based investment policies and restrictions may prevent the Fund from investing in certain securities which comprise the index, which may cause the Fund to have lower performance than the index and contribute to a lower correlation between the performance of the Fund and the index. In evaluating an investment, the Adviser or Sub-Adviser is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could adversely affect the analysis of the factors relevant to a particular investment. Therefore, there can be no assurance that the performance of the index strategy will match that of the benchmark index.
●
Index Strategy Risk: The Fund employs an index strategy, that is, it generally invests in the securities included in its index or a representative sample of such securities regardless of market trends. The Fund generally will not modify its index strategy to respond to changes in the economy, which means that it may be particularly susceptible to a general decline in the market segment relating to the relevant index. To the extent the companies represented in the index are concentrated in particular sectors or industries, the Fund is subject to investment concentration risk. In addition, although the index strategy attempts to closely track its benchmark index, the Fund may not invest in all of the securities in the index. Also, the Fund’s fees and expenses will reduce the Fund’s returns, unlike those of the benchmark index. Cash flow into and out of the Fund, portfolio transaction costs, changes in the securities that comprise the index, and the Fund’s valuation procedures also may affect the Fund’s performance. Therefore, there can be no assurance that the performance of the index strategy will match that of the benchmark index.
●
Information Technology Sector Risk: Market or economic factors impacting information technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.
●
Large Capitalization Companies Risk: There is a risk that large capitalization stocks may not perform as well as other asset classes or the U.S. stock market as a whole. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
●
Large Shareholder Transactions Risk: The Fund may experience adverse effects when certain large shareholders, including institutional accounts managed by the Adviser’s affiliates, as well as other series of GuideStone Funds (i.e., funds) that invest in the Fund, purchase or redeem large amounts of Fund shares. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s net asset value and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions also will increase the
148 | GuideStone Funds Prospectus

distribution of taxable income to shareholders if sales of portfolio investments result in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.
●
Market Risk: The Fund’s value will go up and down in response to changes in the market value of its investments, sometimes rapidly and unpredictably. Market value will change due to business developments concerning a particular issuer or industry, as well as general market and economic conditions. Changes in the financial condition of a single issuer can impact the market as a whole. Geopolitical risks, including terrorism, tensions, trade disputes or open conflict between nations, or political or economic dysfunction within some nations that are major players on the world stage or major producers of oil, may lead to instability in world economies and markets, may lead to increased market volatility and may have adverse long-term effects. Local, regional or global events such as the spread of infectious illnesses or other public health issues, recessions, natural disasters or other events could have a significant impact on the Fund and its investments. In addition, markets and market participants are increasingly reliant upon information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access and similar circumstances may have an adverse impact upon a single issuer, a group of issuers or the market at-large. Additionally, legislative, regulatory, or tax developments may affect the investments or investment strategies available to the Adviser in connection with managing the Fund, which may also adversely affect the ability of the Fund to achieve its investment objective.
●
Non-diversification Risk: In order to closely track the composition of the Fund’s target index, the Fund’s total assets are invested in multiple issuers representing more than 5% of the Fund’s total assets. As a result, the Fund may become non-diversified under the Investment Company Act of 1940, although it continues to hold multiple stocks across a number of sectors. The Fund’s performance may be hurt disproportionately by the poor performance of relatively few stocks, or even a single stock, and the Fund’s shares may experience significant fluctuations in value.
●
Sector Concentration Risk: Although the Fund will not concentrate in any particular industry, it may be heavily invested in a particular economic sector. If the Fund focuses on one or a few sectors, its performance is likely to be disproportionately affected by developments that significantly affect that sector, including market, economic, political or regulatory developments. Individual sectors may be more volatile and may perform differently than the broader market. The Fund’s performance may also suffer if a sector does not perform as well as a Sub-
Adviser expected. Prices of securities in the same sector often change collectively regardless of the merits of individual companies.
●
Sub-Adviser Risk: The performance of the Fund will depend on how successfully its Sub-Adviser pursues its investment strategies.
Performance
The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s Investor Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s Investor Class returns, both before and after taxes, and the Fund's Institutional Class, before taxes, averaged over certain periods of time, compare to the performance of a broad-based securities market index, the Russell 1000® Index, during the same periods. In addition, the performance of the Russell 1000® Growth Index is provided to show how the Fund's performance compares with the returns of another securities market index that reflects the market sectors in which the Fund invests, during the same periods.
The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the GuideStone Funds’ website at GuideStoneFunds.com or by calling 1-888-GS-FUNDS (1-888-473-8637).

Investor Class Annual Total Return year ended 12/31

45%
40%
35%
30%
25%
20%
15%
10%
5%
0%
41.60%
32.66%
2023
2024

Best Quarter:	14.12%	12/31/2023
Worst Quarter:	(3.31)%	9/30/2023
GuideStone Funds Prospectus | 149

Average Annual Total Returns as of 12/31/24

	One Year	Since Inception	Inception Date
Investor Class before taxes	32.66%	26.55%	08/31/2022
Investor Class after taxes on distributions(1)	31.22%	25.75%
Investor Class after taxes on distributions and sale of Fund shares(1)	20.20%	20.81%
Institutional Class before taxes	33.02%	26.90%	08/31/2022
Russell 1000® Index(2) (reflects no deduction for fees, expenses or taxes)	24.51%	20.07%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	33.36%	27.23%
(1)
After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-advantaged arrangements, such as 403(b) plans, 401(k) plans or individual retirement accounts (IRAs). After tax returns are shown only for the Investor Class and after tax returns for the Institutional Class will vary.
(2)
Effective December 31, 2024, the Fund incorporated this broad-based securities market index in connection with new regulatory requirements.
Management
Investment Adviser and Portfolio Manager
GuideStone Capital Management, LLC

Joshua Chastant Vice President – Portfolio Management	Since January 2024

Brandon Pizzurro President and Chief Investment Officer	Since August 2022
Sub-Adviser and Portfolio Managers
Legal & General Investment Management America, Inc.
David Barron, CFA, CAIA Head of U.S. Equity Solutions	Since August 2022
Aodhagán Byrne, CFA Senior Portfolio Manager	Since August 2022
Joseph LaPorta Senior Portfolio Manager	Since August 2022
Michael O’Connor Senior Portfolio Manager	Since August 2022
Craig Parker, CFA Portfolio Manager	Since August 2022
Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries
For important information about purchase and sale of Fund shares, tax information and financial intermediary compensation, please refer to “Summary of Other Important Fund Information” beginning on page 181.
150 | GuideStone Funds Prospectus

GuideStone Funds Growth Equity Fund	Institutional GGEYX
Investor GGEZX
Investment Objective
The Growth Equity Fund seeks to provide long-term capital appreciation. Any income received is incidental to this objective.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Growth Equity Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Investor Class
Management fee(1)	0.60%	0.60%
Other expenses	0.04%	0.30%
Acquired fund fees and expenses	0.01%	0.01%
Total annual Fund operating expenses	0.65%	0.91%
(1)
The management fee has been restated to reflect the estimated fee for the current fiscal year.

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Finally, the example assumes that all dividends and other distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	Institutional Class	Investor Class
1 Year	$66	$93
3 Years	$208	$290
5 Years	$362	$504
10 Years	$810	$1,120

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the total annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 31% of the average value of its portfolio.
GuideStone Funds Prospectus | 151

Principal Investment Strategies
●
The Fund invests mainly (at least, and typically more than, 80% of its net assets, plus borrowings for investment purposes, if any) in equity securities, which can include stock, stock futures, rights, warrants or securities convertible into stock. The Fund focuses its investments in large- and medium-sized U.S. companies (companies with holdings greater than approximately $2.4 billion) whose equity securities are considered by the Fund’s Sub-Advisers to have above-average potential for growth in revenue and earnings.
●
The Fund is classified as non-diversified under the Investment Company Act of 1940, and may invest more of its assets in fewer issuers than “diversified” mutual funds.
●
The Fund may invest in American Depositary Receipts (“ADRs”), which represent ownership of underlying foreign securities that are denominated in U.S. dollars, regular shares of foreign companies traded and settled on U.S. exchanges and over-the-counter markets and foreign equity securities (including non-U.S. dollar denominated securities). The Fund may invest in sponsored or unsponsored depositary receipts.
●
In pursuing its investment strategy, the Fund may at times focus its investments in one or a few particular economic sectors.
●
The Fund may invest its uninvested cash in high-quality, short-term debt securities, which may include repurchase agreements and high-quality money market instruments, and also may invest uninvested cash in the GuideStone Funds Money Market Fund. To the extent the Fund invests in a money market fund, it generally is not subject to the limits placed on investments in other investment companies. Generally, these securities offer less potential for gains than other types of securities.
●
The Fund uses a multi-manager approach, using two or more Sub-Advisers that each manages a portion of the Fund's portfolio under the oversight of the Adviser. The Sub-Advisers use fundamental research to select securities they believe have above-average growth prospects but may make investment decisions for the Fund based on an analysis of differing factors, such as revenue and earnings growth or unanticipated positive earnings. The Adviser recommends sub-adviser selections to the Board of Directors of GuideStone Funds and determines allocations of Fund assets among Sub-Advisers based on a variety of qualitative and quantitative factors in an attempt to maximize return across the entire portfolio while minimizing risk to the extent possible. Buy and sell decisions are made at the discretion of each individual Sub-Adviser with regard to the portion of the Fund’s portfolio that it manages in accordance with its investment strategies and processes.
●
In accordance with the Adviser’s Christian values, the Fund does not invest in any company that is publicly recognized (as determined by GuideStone Financial Resources of the Southern Baptist Convention
(“GuideStone Financial Resources”)) for offering products or services that are incompatible with the Christian values of GuideStone Financial Resources, including, but not limited to, those involving abortion, sexual immorality, alcohol, tobacco or gambling.
Principal Investment Risks
An investment in the Fund involves risks that can significantly affect the Fund’s performance, including Market Risk, Faith-Based Investing Risk, Equity Risk and Growth Investing Risk. Descriptions of these and other principal risks of investing in the Fund are provided below. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
There is no guarantee that the equity market or the equity securities that the Fund buys will increase in value. It is possible to lose money by investing in the Fund.
●
Controlling Voting Interest Risk: In accordance with the GuideStone Funds Trust Instrument, GuideStone Financial Resources will, at all times, directly or indirectly own, control or hold with power to vote at least 60% of the outstanding shares of GuideStone Funds. This means that GuideStone Financial Resources will control the vote on any matter that requires the approval of a majority of the outstanding shares of GuideStone Funds.
●
Depositary Receipts Risk: Investments in depositary receipts (i.e., ADRs) are generally subject to the same risks of investing directly in the foreign securities that they evidence or into which they may be converted, including, but not limited to, currency fluctuations and political and financial instability in the home country of a particular depositary receipt or foreign stock. In addition, securities of foreign issuers may be negatively affected by political events, economic conditions or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards, which may increase investment risk as there may be an imperfect correlation between the market value of depositary receipts and the underlying foreign securities. In addition, issuers underlying unsponsored depositary receipts may not provide as much information as U.S. issuers and issuers underlying sponsored depositary receipts. Unsponsored depositary receipts also may not carry the same voting privileges as sponsored depositary receipts.
●
Equity Risk: Stocks and other equity securities generally fluctuate in value more than fixed income securities and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles with periods of rising and falling prices. The market value of a stock may fall due to changes in a company’s financial condition as well as general market, economic and political conditions and other factors.
152 | GuideStone Funds Prospectus

●
Faith-Based Investing Risk: The Fund invests in accordance with the faith-based investment restrictions of GuideStone Financial Resources. The Fund may not be able to take advantage of certain investment opportunities due to these restrictions, which may adversely affect investment performance. In evaluating an investment, the Adviser or Sub-Adviser is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could adversely affect the analysis of the factors relevant to a particular investment.
●
Foreign Securities Risk: Obligations or securities of foreign issuers may be negatively affected by political events, economic conditions or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards, which may increase investment risk.
●
Futures and Options on Futures Risk: There is a risk that the prices of futures and options on futures contracts will diverge from the prices of their underlying instruments. Futures and options prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect or no correlation also may result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded and from imposition of daily price fluctuation limits or trading halts. There can be no assurance that, at all times, a liquid market will exist for offsetting a futures or options contract that the Fund has previously bought or sold and this may result in the inability to close a contract when desired.
●
Growth Investing Risk: Growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth investing also is subject to the risk that the stock price of one or more companies will fall or will fail to appreciate as anticipated, regardless of movements in the securities market. Growth stocks also tend to be more volatile than value stocks, so in a declining market, their prices may decrease more than value stocks in general.
●
Information Technology Sector Risk: Market or economic factors impacting information technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.
●
Large Capitalization Companies Risk: There is a risk that large capitalization stocks may not perform as well as other asset classes or the U.S. stock market as a whole. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
●
Large Shareholder Transactions Risk: The Fund may experience adverse effects when certain large shareholders, including institutional accounts managed by the Adviser’s affiliates, as well as other series of GuideStone Funds (i.e., funds) that invest in the Fund, purchase or redeem large amounts of Fund shares. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s net asset value and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions also will increase the distribution of taxable income to shareholders if sales of portfolio investments result in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.
●
Market Risk: The Fund’s value will go up and down in response to changes in the market value of its investments, sometimes rapidly and unpredictably. Market value will change due to business developments concerning a particular issuer or industry, as well as general market and economic conditions. Changes in the financial condition of a single issuer can impact the market as a whole. Geopolitical risks, including terrorism, tensions, trade disputes or open conflict between nations, or political or economic dysfunction within some nations that are major players on the world stage or major producers of oil, may lead to instability in world economies and markets, may lead to increased market volatility and may have adverse long-term effects. Local, regional or global events such as the spread of infectious illnesses or other public health issues, recessions, natural disasters or other events could have a significant impact on the Fund and its investments. In addition, markets and market participants are increasingly reliant upon information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access and similar circumstances may have an adverse impact upon a single issuer, a group of issuers or the market at-large. Additionally, legislative, regulatory, or tax developments
GuideStone Funds Prospectus | 153

may affect the investments or investment strategies available to the Adviser in connection with managing the Fund, which may also adversely affect the ability of the Fund to achieve its investment objective.
●
Mid-Capitalization Companies Risk: Medium-sized company (i.e., mid-cap) stocks have historically been subject to greater investment risk than large company stocks. They generally are more vulnerable than larger companies to adverse business or economic developments. The risks generally associated with these companies include more limited product lines, markets and financial resources, lack of management depth or experience, dependency on key personnel and vulnerability to adverse market and economic developments. Accordingly, the prices of medium-sized company stocks tend to be more volatile than prices of large company stocks.
●
Multiple Sub-Adviser Risk: Fund performance is dependent upon the success of the Adviser and the Sub-Advisers in implementing the Fund’s investment strategies in pursuit of the Fund’s investment objective. To a significant extent, the Fund’s performance will depend on the success of the Adviser’s methodology in allocating the Fund’s assets to Sub-Advisers and its selection and oversight of the Sub-Advisers. The Sub-Advisers’ investment styles may not work together as planned, which could adversely affect the performance of the Fund. In addition, because each Sub-Adviser makes its trading decisions independently, it is possible that the Sub-Advisers may purchase or sell the same security at the same time without aggregating their transactions or hold long and short positions in the same security at the same time. This may cause unnecessary brokerage and other expenses. A Sub-Adviser’s strategy may be out of favor at any time.
●
Non-diversification Risk: Because the Fund may hold larger positions in fewer securities than diversified funds, its performance may be hurt disproportionately by the poor performance of relatively few stocks, or even a single stock, and the Fund’s shares may experience significant fluctuations in value.
●
Sector Concentration Risk: Although the Fund will not concentrate in any particular industry, it may be heavily invested in a particular economic sector. If the Fund focuses on one or a few sectors, its performance is likely to be disproportionately affected by developments that significantly affect that sector, including market, economic, political or regulatory developments. Individual sectors may be more volatile and may perform differently than the broader market. The Fund’s performance may also suffer if a sector does not perform as well as a Sub-Adviser expected. Prices of securities in the same sector often change collectively regardless of the merits of individual companies.
●
Warrants and Rights Risk: Because the market price of warrants may be significantly less than the current price of the underlying security, there is a greater risk that warrants may drop in value at a faster rate than the underlying security. Warrants and rights do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants and rights may be considered more speculative than certain other types of investments. In addition, the value of a warrant or right does not necessarily change with the value of the underlying securities. The Fund could lose the value of a warrant or right if the right to subscribe to additional shares is not exercised prior to the warrant’s or right’s expiration date. The market for warrants and rights may be very limited and there may at times not be a liquid secondary market for warrants and rights.
Performance
The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s Investor Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s Investor Class returns, both before and after taxes, and the Fund's Institutional Class, before taxes, averaged over certain periods of time, compare to the performance of a broad-based securities market index, the Russell 1000® Index, during the same periods. In addition, the performance of the Russell 1000® Growth Index is provided to show how the Fund's performance compares with the returns of another securities market index that reflects the market sectors in which the Fund invests, during the same periods.
The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the GuideStone Funds’ website at GuideStoneFunds.com or by calling 1-888-GS-FUNDS (1-888-473-8637).

Investor Class Annual Total Returns years ended 12/31

50%
40%
30%
20%
10%
0%
-10%
-20%
-30%
-40%
5.44%
(1.30)%
32.06%
0.99%
34.42%
35.39%
17.41%
(34.66)%
41.81%
30.05%
2015
2016
2017
2018
2019
2020
2021
2022
2023
2024

Best Quarter:	26.03%	6/30/2020
Worst Quarter:	(24.84)%	6/30/2022
154 | GuideStone Funds Prospectus

Average Annual Total Returns as of 12/31/24

	One Year	Five Years	Ten Years
Investor Class before taxes	30.05%	13.88%	13.58%
Investor Class after taxes on distributions(1)	26.33%	10.65%	10.69%
Investor Class after taxes on distributions and sale of Fund shares(1)	20.59%	10.56%	10.46%
Institutional Class before taxes	30.39%	14.18%	13.88%
Russell 1000® Index(2) (reflects no deduction for fees, expenses or taxes)	24.51%	14.28%	12.87%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	33.36%	18.96%	16.78%
(1)
After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-advantaged arrangements, such as 403(b) plans, 401(k) plans or individual retirement accounts (IRAs). After tax returns are shown only for the Investor Class and after tax returns for the Institutional Class will vary.
(2)
Effective December 31, 2024, the Fund incorporated this broad-based securities market index in connection with new regulatory requirements.
Management
Investment Adviser and Portfolio Managers
GuideStone Capital Management, LLC

Joshua Chastant Vice President – Portfolio Management	Since January 2024

Brandon Pizzurro President and Chief Investment Officer	Since April 2019
Sub-Advisers and Portfolio Managers
J.P. Morgan Investment Management Inc.
Giri Devulapally, CFA Managing Director	Since May 2022
Holly Morris Managing Director	Since May 2022
Larry H. Lee Managing Director	Since May 2022
Robert Maloney Executive Director	Since November 2022
Joseph Wilson Managing Director	Since May 2022

Loomis, Sayles & Company, L.P.
Aziz Hamzaogullari Chief Investment Officer, Growth Equity Strategies Team and Portfolio Manager	Since April 2015

Parametric Portfolio Associates LLC
Jennifer Mihara Managing Director, Equity Research	Since July 2024
James Reber(1) Managing Director, Portfolio Management	Since May 2022

(1) Effective August 1, 2025, James Reber will retire and will no longer serve as a portfolio manager to the Fund.
Sands Capital Management, LLC
Wesley A. Johnston, CFA Senior Portfolio Manager and Research Analyst	Since January 2016
Frank M. Sands, CFA Chief Executive Officer and Chief Investment Officer	Since October 2003
Thomas H. Trentman, CFA Senior Portfolio Manager and Research Analyst	Since November 2017

William Blair Investment Management, LLC
James Golan, CFA Partner and Portfolio Manager	Since May 2022
David Ricci, CFA Partner and Portfolio Manager	Since May 2022
Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries
For important information about purchase and sale of Fund shares, tax information and financial intermediary compensation, please refer to “Summary of Other Important Fund Information” beginning on page 181.
GuideStone Funds Prospectus | 155

GuideStone Funds Small Cap Equity Fund	Institutional GSCYX
Investor GSCZX
Investment Objective
The Small Cap Equity Fund seeks to provide long-term capital appreciation. Any income received is incidental to this objective.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Small Cap Equity Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Investor Class
Management fee	0.87%	0.87%
Other expenses	0.07%	0.35%
Acquired fund fees and expenses	0.01%	0.01%
Total annual Fund operating expenses	0.95%	1.23%

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Finally, the example assumes that all dividends and other distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	Institutional Class	Investor Class
1 Year	$97	$125
3 Years	$303	$390
5 Years	$525	$676
10 Years	$1,166	$1,489

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the total annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 66% of the average value of its portfolio.
156 | GuideStone Funds Prospectus

Principal Investment Strategies
●
The Fund invests mainly (at least, and typically more than, 80% of its net assets, plus borrowings for investment purposes, if any) in equity securities, which may include stock, stock futures, rights, warrants or securities convertible into stock, of U.S. companies that, at the time of purchase, are in the small capitalization segment of the U.S. equity market, generally consistent with the capitalization range of companies comprising the Russell 2000® Index. The market capitalization range of the Russell 2000® Index changes with market conditions and due to modifications in its member composition. As of April 30, 2024, the market capitalization in the Russell 2000® Index ranged from $150.4 million to $7.1 billion. The Fund’s portfolio is not limited to the companies listed in the Russell 2000® Index and, as such, is diversified among a large number of companies across different industries and economic sectors, such as the financial services sector. Because the Fund may continue to hold a security whose market capitalization increases or decreases over time, a portion of the Fund’s holdings may have market capitalizations outside the range of the Russell 2000® Index at any given time.
●
The Fund is diversified with respect to equity securities possessing attractive fundamental values and strong growth prospects. Many of the companies in which the Fund invests retain their earnings to finance current and future growth.
●
In pursuing its investment strategy, the Fund may at times focus its investments in one or a few particular economic sectors.
●
The Fund may invest in initial public offerings (“IPOs”).
●
The Fund may invest in American Depositary Receipts (“ADRs”), which represent ownership of underlying foreign securities that are denominated in U.S. dollars, and regular shares of foreign companies traded and settled on U.S. exchanges and over-the-counter markets. The Fund may invest in sponsored or unsponsored depositary receipts.
●
The Fund may invest up to 10% of its total assets in securities issued by other investment companies, including exchange-traded funds (“ETFs”).
●
The Fund uses a multi-manager approach, using two or more Sub-Advisers that each manages a portion of the Fund's portfolio under the oversight of the Adviser. The Sub-Advisers, using fundamental research and quantitative analysis, select securities that they believe have favorable investment characteristics but may make investment decisions for the Fund based on an analysis of differing factors, such as revenue and earnings growth, relative valuation, business catalysts or quality of management. The Adviser recommends sub-adviser selections to the Board of Directors of GuideStone Funds and determines allocations of Fund assets among Sub-Advisers based on a variety of qualitative and quantitative factors in an attempt to maximize return across the entire portfolio while minimizing risk to the extent possible. Buy and sell decisions are made at the discretion of each individual Sub-Adviser with regard to the portion of the Fund’s portfolio that it manages in accordance with its investment strategies and processes.
●
In accordance with the Adviser’s Christian values, the Fund does not invest in any company that is publicly recognized (as determined by GuideStone Financial Resources of the Southern Baptist Convention (“GuideStone Financial Resources”)) for offering products or services that are incompatible with the Christian values of GuideStone Financial Resources, including, but not limited to, those involving abortion, sexual immorality, alcohol, tobacco or gambling.
Principal Investment Risks
An investment in the Fund involves risks that can significantly affect the Fund’s performance, including Market Risk, Faith-Based Investing Risk, Equity Risk and Small Capitalization Companies Risk. Descriptions of these and other principal risks of investing in the Fund are provided below. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
There is no guarantee that the equity market or the equity securities that the Fund buys will increase in value. It is possible to lose money by investing in the Fund.
●
Controlling Voting Interest Risk: In accordance with the GuideStone Funds Trust Instrument, GuideStone Financial Resources will, at all times, directly or indirectly own, control or hold with power to vote at least 60% of the outstanding shares of GuideStone Funds. This means that GuideStone Financial Resources will control the vote on any matter that requires the approval of a majority of the outstanding shares of GuideStone Funds.
●
Depositary Receipts Risk: Investments in depositary receipts (i.e., ADRs) are generally subject to the same risks of investing directly in the foreign securities that they evidence or into which they may be converted, including, but not limited to, currency fluctuations and political and financial instability in the home country of a particular depositary receipt or foreign stock. In addition, securities of foreign issuers may be negatively affected by political events, economic conditions or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards, which may increase investment risk as there may be an imperfect correlation between the market value of depositary receipts and the underlying foreign securities. In addition, issuers underlying unsponsored depositary receipts may not provide as much information as U.S. issuers and issuers underlying sponsored depositary receipts. Unsponsored depositary receipts also may not carry the same voting privileges as sponsored depositary receipts.
GuideStone Funds Prospectus | 157

●
Equity Risk: Stocks and other equity securities generally fluctuate in value more than fixed income securities and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles with periods of rising and falling prices. The market value of a stock may fall due to changes in a company’s financial condition as well as general market, economic and political conditions and other factors.
●
Faith-Based Investing Risk: The Fund invests in accordance with the faith-based investment restrictions of GuideStone Financial Resources. The Fund may not be able to take advantage of certain investment opportunities due to these restrictions, which may adversely affect investment performance. In evaluating an investment, the Adviser or Sub-Adviser is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could adversely affect the analysis of the factors relevant to a particular investment.
●
Financial Services Sector Risk: Performance of companies in the financial services sector may be adversely impacted by many factors, including, among others, changes in government regulations, economic conditions and interest rates, credit rating downgrades and decreased liquidity in credit markets. The extent to which the Fund may invest in a company that engages in securities-related activities or banking is limited by applicable law. The impact of changes in capital requirements and recent or future regulation of any individual financial company, or of the financial services sector as a whole, cannot be predicted. In recent years, cyberattacks and technology malfunctions and failures have become increasingly frequent and have caused significant losses to companies in this sector, which may negatively impact the Fund.
●
Futures and Options on Futures Risk: There is a risk that the prices of futures and options on futures contracts will diverge from the prices of their underlying instruments. Futures and options prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect or no correlation also may result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded and from imposition of daily price fluctuation limits or trading halts. There can be no assurance that, at all times, a liquid market will exist for offsetting a futures or options contract that the Fund has previously bought or sold and this may result in the inability to close a contract when desired.
●
Industrials Sector Risk: Changes in government regulation, world events and economic conditions may adversely affect companies in the industrials sector. In addition, these companies are at risk for environmental and product liability damage claims. Also, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources, technological developments and labor relations could adversely affect the companies in this sector.
●
Initial Public Offerings Risk: The Fund may invest in IPOs, which entails special risks, including limited operating history of the issuing companies, unseasoned trading and limited liquidity.
●
Investment Company Risk: The Fund’s investment in another investment company, including ETFs, may subject the Fund indirectly to the underlying risks of the investment company. The Fund will also bear its share of the underlying investment company’s fees and expenses, which are in addition to the Fund’s own fees and expenses.
●
Large Shareholder Transactions Risk: The Fund may experience adverse effects when certain large shareholders, including institutional accounts managed by the Adviser’s affiliates, as well as other series of GuideStone Funds (i.e., funds) that invest in the Fund, purchase or redeem large amounts of Fund shares. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s net asset value and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions also will increase the distribution of taxable income to shareholders if sales of portfolio investments result in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.
●
Market Risk: The Fund’s value will go up and down in response to changes in the market value of its investments, sometimes rapidly and unpredictably. Market value will change due to business developments concerning a particular issuer or industry, as well as general market and economic conditions. Changes in the financial condition of a single issuer can impact the market as a whole. Geopolitical risks, including terrorism, tensions, trade disputes or open conflict between nations, or political or economic dysfunction within some nations that are major players on the world stage or major producers of oil, may lead to instability in world economies and markets, may lead to increased market volatility and may have adverse long-term effects. Local, regional or global events such as the spread of infectious illnesses or other public health issues, recessions, natural disasters or other events could have a significant impact on the Fund and its investments. In addition, markets and market participants are increasingly reliant upon information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access and similar circumstances may have an adverse impact upon a
158 | GuideStone Funds Prospectus

single issuer, a group of issuers or the market at-large. Additionally, legislative, regulatory, or tax developments may affect the investments or investment strategies available to the Adviser in connection with managing the Fund, which may also adversely affect the ability of the Fund to achieve its investment objective.
●
Multiple Sub-Adviser Risk: Fund performance is dependent upon the success of the Adviser and the Sub-Advisers in implementing the Fund’s investment strategies in pursuit of the Fund’s investment objective. To a significant extent, the Fund’s performance will depend on the success of the Adviser’s methodology in allocating the Fund’s assets to Sub-Advisers and its selection and oversight of the Sub-Advisers. The Sub-Advisers’ investment styles may not work together as planned, which could adversely affect the performance of the Fund. In addition, because each Sub-Adviser makes its trading decisions independently, it is possible that the Sub-Advisers may purchase or sell the same security at the same time without aggregating their transactions or hold long and short positions in the same security at the same time. This may cause unnecessary brokerage and other expenses. A Sub-Adviser’s strategy may be out of favor at any time.
●
Quantitative Strategy Risk: Quantitative inputs and models use historical company, economic or industry data to evaluate prospective investments or to generate forecasts. Investments selected using quantitative methods may perform differently than analysis of their historical trends would suggest and may perform differently from the market as a whole. Inputs or models may be flawed or not work as anticipated and may cause the Fund to underperform other funds with similar investment objectives and strategies. There can be no assurance that these methodologies will enable the Fund to achieve its objective or that the models will perform as expected.
●
Sector Concentration Risk: Although the Fund will not concentrate in any particular industry, it may be heavily invested in a particular economic sector. If the Fund focuses on one or a few sectors, its performance is likely to be disproportionately affected by developments that significantly affect that sector, including market, economic, political or regulatory developments. Individual sectors may be more volatile and may perform differently than the broader market. The Fund’s performance may also suffer if a sector does not perform as well as a Sub-Adviser expected. Prices of securities in the same sector often change collectively regardless of the merits of individual companies.
●
Small Capitalization Companies Risk: An investment in a smaller company may be more volatile and less liquid than an investment in a larger company. Small companies generally are more sensitive to adverse business and economic conditions than larger, more established companies. Small companies may have limited financial resources, management experience, markets and product diversification.
●
Warrants and Rights Risk: Because the market price of warrants may be significantly less than the current price of the underlying security, there is a greater risk that warrants may drop in value at a faster rate than the underlying security. Warrants and rights do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants and rights may be considered more speculative than certain other types of investments. In addition, the value of a warrant or right does not necessarily change with the value of the underlying securities. The Fund could lose the value of a warrant or right if the right to subscribe to additional shares is not exercised prior to the warrant’s or right’s expiration date. The market for warrants and rights may be very limited and there may at times not be a liquid secondary market for warrants and rights.
Performance
The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s Investor Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s Investor Class returns, both before and after taxes, and the Fund's Institutional Class, before taxes, averaged over certain periods of time, compare to the performance of a broad-based securities market index, the Russell 3000® Index, during the same periods. In addition, the performance of the Russell 2000® Index is provided to show how the Fund's performance compares with the returns of another securities market index that reflects the market sectors in which the Fund invests, during the same periods.
The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the GuideStone Funds’ website at GuideStoneFunds.com or by calling 1-888-GS-FUNDS (1-888-473-8637).

GuideStone Funds Prospectus | 159

Investor Class Annual Total Returns years ended 12/31

30%
20%
10%
0%
-10%
-20%
(5.91)%
17.17%
12.67%
(12.22)%
24.97%
19.75%
21.79%
(18.05)%
14.57%
10.32%
2015
2016
2017
2018
2019
2020
2021
2022
2023
2024

Best Quarter:	30.40%	12/31/2020
Worst Quarter:	(29.18)%	3/31/2020

Average Annual Total Returns as of 12/31/24

	One Year	Five Years	Ten Years
Investor Class before taxes	10.32%	8.60%	7.49%
Investor Class after taxes on distributions(1)	8.76%	6.86%	5.61%
Investor Class after taxes on distributions and sale of Fund shares(1)	7.04%	6.41%	5.48%
Institutional Class before taxes	10.58%	8.89%	7.77%
Russell 3000® Index(2) (reflects no deduction for fees, expenses or taxes)	23.81%	13.86%	12.55%
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	11.54%	7.40%	7.82%
(1)
After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-advantaged arrangements, such as 403(b) plans, 401(k) plans or individual retirement accounts (IRAs). After tax returns are shown only for the Investor Class and after tax returns for the Institutional Class will vary.
(2)
Effective December 31, 2024, the Fund incorporated this broad-based securities market index in connection with new regulatory requirements.
Management
Investment Adviser and Portfolio Managers
GuideStone Capital Management, LLC

Joshua Chastant Vice President – Portfolio Management	Since January 2024

Brandon Pizzurro President and Chief Investment Officer	Since April 2019
Sub-Advisers and Portfolio Managers
American Century Investment Management, Inc.
Ryan Cope, CFA Portfolio Manager	Since October 2020
Jeff John, CFA Vice President and Senior Portfolio Manager	Since October 2020

Delaware Investments Fund Advisers
Christopher S. Adams, CFA Managing Director and Senior Portfolio Manager – U.S. Core Equity	Since September 2018
Francis X. Morris(1) Executive Director and Senior Portfolio Manager – U.S. Core Equity	Since September 2018
Michael S. Morris, CFA Managing Director and Senior Portfolio Manager – U.S. Core Equity	Since September 2018
Donald G. Padilla, CFA Managing Director and Senior Portfolio Manager – U.S. Core Equity	Since September 2018
David E. Reidinger Managing Director and Head of U.S. Core Equity	Since September 2018
Christina Van Het Hoen Senior Vice President and Portfolio Manager – U.S. Core Equity	Since July 2024

(1)
Effective on or about June 1, 2025, Francis X. Morris will retire and will no longer serve as a portfolio manager to the Fund.
Driehaus Capital Management LLC
Jeffrey James Lead Portfolio Manager	Since March 2025
Michael Buck Portfolio Manager and Senior Analyst	Since March 2025
Prakash Vijayan, CFA Assistant Portfolio Manager and Senior Analyst	Since March 2025
160 | GuideStone Funds Prospectus

Jacobs Levy Equity Management, Inc.
Bruce I. Jacobs, Ph.D. Principal, Co-Chief Investment Officer, Portfolio Manager and Co-Director of Research	Since September 2018
Kenneth N. Levy, CFA Principal, Co-Chief Investment Officer, Portfolio Manager and Co-Director of Research	Since September 2018

Parametric Portfolio Associates LLC
Jennifer Mihara Managing Director, Equity Research	Since July 2024
James Reber(1) Managing Director, Portfolio Management	Since May 2022

(1) Effective August 1, 2025, James Reber will retire and will no longer serve as a portfolio manager to the Fund.
TimesSquare Capital Management, LLC
Grant Babyak Chief Executive Officer and Portfolio Manager	Since August 2002
Kenneth Duca, CFA Partner and Portfolio Manager/Analyst	Since December 2007
David Ferriero, Ph.D. Partner and Portfolio Manager/Analyst	Since May 2024
Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries
For important information about purchase and sale of Fund shares, tax information and financial intermediary compensation, please refer to “Summary of Other Important Fund Information” beginning on page 181.
GuideStone Funds Prospectus | 161

GuideStone Funds International Equity Index Fund	Institutional GIIYX
Investor GIIZX
Investment Objective
The International Equity Index Fund seeks to provide investment results approximating the aggregate price and dividend performance of the securities included in the MSCI EAFE Index.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the International Equity Index Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Investor Class
Management fee	0.11%	0.11%
Other expenses	0.09%	0.57%
Acquired fund fees and expenses	0.01%	0.01%
Total annual Fund operating expenses	0.21%	0.69%
Fee reimbursement(1)	N/A	(0.18)%
Total annual Fund operating expenses (after fee reimbursement)	0.21%	0.51%
(1)
The Adviser has agreed to reimburse expenses to the extent needed to limit total annual operating expenses (without regard to any expense reductions realized through the use of directed brokerage) excluding interest, taxes, brokerage commissions, extraordinary expenses, acquired fund fees and expenses and expenses incurred in connection with the short sales of securities) to 0.50% for the Investor Class (the “Expense Limitation”). This Expense Limitation applies to Fund operating expenses only and will remain in place until April 30, 2026. If expenses fall below the levels noted above within three years from the date on which the Adviser made such reimbursement, the Fund may repay the Adviser so long as the repayment does not cause the Fund to exceed the Expense Limitation on the date on which: (i) the expenses were reimbursed; or (ii) the repayment would be made, whichever is lower. The contractual Expense Limitation can only be terminated by the Board of Directors of GuideStone Funds.

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The expense example shows the impact of fee reimbursements or repayments only for the first year and is calculated assuming total annual Fund operating expenses, prior to reimbursements or repayments, for all other periods. Finally, the example assumes that all dividends and other distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	Institutional Class	Investor Class
1 Year	$22	$52
3 Years	$68	$203
5 Years	$118	$366
10 Years	$268	$842

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the total annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 12% of the average value of its portfolio.
162 | GuideStone Funds Prospectus

Principal Investment Strategies
●
Under normal market conditions, the Fund will invest substantially all, and normally at least 80% of its total assets in the equity securities (primarily common stocks and stock index derivatives) included in the MSCI EAFE Index, in weightings that approximate the relative composition of the securities contained in the MSCI EAFE Index. The Fund may become non-diversified, as defined under the Investment Company Act of 1940, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index.
●
The Fund may invest to a lesser extent in derivative instruments, including exchange listed futures and foreign currency forward contracts, that are based on:
●
The MSCI EAFE Index;
●
Companies included in the MSCI EAFE Index; or
●
Stock indexes comparable to the MSCI EAFE Index.
●
The MSCI EAFE Index is as an equity index which captures large- and mid-cap representation across developed market countries around the world, excluding the United States and Canada. The MSCI EAFE Index covers approximately 85% of the free float-adjusted market capitalization in each country. As of March 31, 2025, the MSCI EAFE Index consisted of 694 constituents, representing the following 21 developed market countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.
●
The Fund is passively managed, which means it tries to duplicate the investment composition and performance of the MSCI EAFE Index using computer programs and statistical procedures. As a result, the Sub-Adviser does not use traditional methods of fund investment management for the Fund, such as selecting securities on the basis of economic, financial and market analysis. Rather, the Sub-Adviser buys and sells securities in response to changes in the MSCI EAFE Index. The Fund generally uses a replication method to track the MSCI EAFE Index, but will exclude securities as required by the Fund’s faith-based investment policies and restrictions. Because the Fund has fees and transaction expenses (while the MSCI EAFE Index has none), returns are likely to be below those of the MSCI EAFE Index.
●
Because the proportion of assets allocated to each country will approximate the relative country weights in the MSCI EAFE Index, more than 25% of the Fund’s assets may be invested in a single country (such as the United Kingdom and Japan). This may make the Fund’s performance more dependent upon the performance of a single country than if the Fund allocated its assets among issuers in a larger number of countries.
●
The correlation between the Fund’s performance and the MSCI EAFE Index is expected to be greater than 98%. However, it could be lower in certain market environments and due to certain stocks that may be excluded from the Fund’s portfolio because of faith-based investment policies and restrictions (100% would indicate perfect correlation).
●
Equity securities of foreign companies are predominantly traded on foreign stock exchanges in foreign currencies.
●
The Fund may invest to a lesser extent in American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) and other similar instruments, each of which represents ownership of underlying foreign securities denominated in currencies other than that of the country of incorporation. The Fund may invest in sponsored or unsponsored depositary receipts.
●
The Fund may invest its uninvested cash in high-quality, short-term debt securities, which may include repurchase agreements and high-quality money market instruments, and also may invest uninvested cash in the GuideStone Funds Money Market Fund. To the extent the Fund invests in a money market fund, it generally is not subject to the limits placed on investments in other investment companies. Generally, these securities offer less potential for gains than other types of securities.
●
The Fund uses one or more Sub-Advisers to manage its portfolio under the oversight of the Adviser. The Adviser recommends sub-adviser selections to the Board of Directors of GuideStone Funds based on a variety of qualitative and quantitative factors in an attempt to maximize return across the entire portfolio while minimizing risk to the extent possible.
●
In accordance with the Adviser’s Christian values, the Fund does not invest in any company that is publicly recognized (as determined by GuideStone Financial Resources of the Southern Baptist Convention (“GuideStone Financial Resources”)) for offering products or services that are incompatible with the Christian values of GuideStone Financial Resources, including, but not limited to, those involving abortion, sexual immorality, alcohol, tobacco or gambling.
Principal Investment Risks
An investment in the Fund involves risks that can significantly affect the Fund’s performance, including Market Risk, Faith-Based Investing Risk, Equity Risk, Foreign Securities Risk and Index Strategy Risk. Descriptions of these and other principal risks of investing in the Fund are provided below. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
There is no guarantee that the international equity markets or the equity securities that the Fund buys will increase in value. It is possible to lose money by investing in the Fund.
GuideStone Funds Prospectus | 163

●
Controlling Voting Interest Risk: In accordance with the GuideStone Funds Trust Instrument, GuideStone Financial Resources will, at all times, directly or indirectly own, control or hold with power to vote at least 60% of the outstanding shares of GuideStone Funds. This means that GuideStone Financial Resources will control the vote on any matter that requires the approval of a majority of the outstanding shares of GuideStone Funds.
●
Currency Risk: Changes in currency exchange rates could adversely impact investment gains or add to investment losses. Currency exchange rates can be affected unpredictably by intervention, or failure to intervene, by U.S. or foreign governments or central banks or by currency controls or political developments in the United States or abroad. Derivative contracts on non-U.S. currencies involve a risk of loss if currency exchange rates move against the Fund.
●
Depositary Receipts Risk: Investments in depositary receipts (including ADRs, European Depositary Receipts and GDRs) are generally subject to the same risks of investing directly in the foreign securities that they evidence or into which they may be converted, including, but not limited to, currency fluctuations and political and financial instability in the home country of a particular depositary receipt or foreign stock. In addition, securities of foreign issuers may be negatively affected by political events, economic conditions or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards, which may increase investment risk as there may be an imperfect correlation between the market value of depositary receipts and the underlying foreign securities. In addition, issuers underlying unsponsored depositary receipts may not provide as much information as U.S. issuers and issuers underlying sponsored depositary receipts. Unsponsored depositary receipts also may not carry the same voting privileges as sponsored depositary receipts.
●
Derivatives Risk: Derivatives involve risks different from, and in some respects greater than, those associated with investing directly in securities, currencies or other instruments. Derivatives may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Fund. There may be imperfect correlation between a derivative and the reference instrument underlying the derivative. Derivatives involve counterparty risk, which is the risk that the other party to the derivative will fail to make required payments or otherwise comply with the terms of the derivative. That risk is generally thought to be greater with over-the-counter (OTC) derivatives than with derivatives that are centrally cleared. However, derivatives traded on organized exchanges and/or through clearing organizations involve the possibility that the futures commission merchant or clearing organization will default in the performance of its obligations. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments.
●
Equity Risk: Stocks and other equity securities generally fluctuate in value more than fixed income securities and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles with periods of rising and falling prices. The market value of a stock may fall due to changes in a company’s financial condition as well as general market, economic and political conditions and other factors.
●
Faith-Based Investing Risk: The Fund’s faith-based investment policies and restrictions may prevent the Fund from investing in certain securities which comprise the index, which may cause the Fund to have lower performance than the index and contribute to a lower correlation between the performance of the Fund and the index. In evaluating an investment, the Adviser or Sub-Adviser is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could adversely affect the analysis of the factors relevant to a particular investment. Therefore, there can be no assurance that the performance of the index strategy will match that of the benchmark index.
●
Foreign Securities Risk: Obligations or securities of foreign issuers may be negatively affected by political events, economic conditions or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards, which may increase investment risk. Security values also may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. It may take more time to clear and settle trades involving foreign securities. In addition, securities issued by U.S. entities with substantial foreign operations or holdings can involve risks relating to conditions in foreign countries.
●
Geographic Concentration Risk: Investments in a particular country or geographic region may be particularly susceptible to political, diplomatic or economic conditions and regulatory requirements. To the extent the Fund concentrates its investments in a particular country, region or group of regions, the Fund may be more volatile than a more geographically diversified fund.
●
Index Strategy Risk: The Fund employs an index strategy, that is, it generally invests in the securities included in its index or a representative sample of such securities regardless of market trends. The Fund generally will not modify its index strategy to respond to changes in the economy, which means that it may be particularly susceptible to a general decline in the market segment relating to the relevant index. To the extent the companies represented in the index are concentrated in particular sectors or industries, the Fund is subject to investment
164 | GuideStone Funds Prospectus

concentration risk. In addition, although the index strategy attempts to closely track its benchmark index, the Fund may not invest in all of the securities in the index. Also, the Fund’s fees and expenses will reduce the Fund’s returns, unlike those of the benchmark index. Cash flow into and out of the Fund, portfolio transaction costs, changes in the securities that comprise the index, and the Fund’s valuation procedures also may affect the Fund’s performance. Therefore, there can be no assurance that the performance of the index strategy will match that of the benchmark index.
●
Japan Risk: The Japanese economy is heavily dependent upon international trade and may be subject to considerable degrees of economic, political and social instability, which could negatively affect the Fund. The Japanese yen has fluctuated widely during recent periods and may be affected by currency volatility elsewhere in Asia, especially Southeast Asia. In addition, the yen has had a history of unpredictable and volatile movements against the U.S. dollar. The performance of the global economy could have a major impact upon equity returns in Japan. Since the mid-2000s, Japan’s economic growth has remained relatively low. A recent economic recession was likely compounded by an unstable financial sector, low domestic consumption and certain corporate structural weaknesses, which remain some of the major issues facing the Japanese economy. Japan has also experienced natural disasters, such as earthquakes and tidal waves, of varying degrees of severity, which could negatively affect the Fund.
●
Large Capitalization Companies Risk: There is a risk that large capitalization stocks may not perform as well as other asset classes or the U.S. stock market as a whole. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
●
Large Shareholder Transactions Risk: The Fund may experience adverse effects when certain large shareholders, including institutional accounts managed by the Adviser’s affiliates, as well as other series of GuideStone Funds (i.e., funds) that invest in the Fund, purchase or redeem large amounts of Fund shares. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s net asset value and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions also will increase the distribution of taxable income to shareholders if sales of portfolio investments result in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.
●
Market Risk: The Fund’s value will go up and down in response to changes in the market value of its investments, sometimes rapidly and unpredictably. Market value will change due to business developments concerning a particular issuer or industry, as well as general market and economic conditions. Changes in the financial condition of a single issuer can impact the market as a whole. Geopolitical risks, including terrorism, tensions, trade disputes or open conflict between nations, or political or economic dysfunction within some nations that are major players on the world stage or major producers of oil, may lead to instability in world economies and markets, may lead to increased market volatility and may have adverse long-term effects. Local, regional or global events such as the spread of infectious illnesses or other public health issues, recessions, natural disasters or other events could have a significant impact on the Fund and its investments. In addition, markets and market participants are increasingly reliant upon information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access and similar circumstances may have an adverse impact upon a single issuer, a group of issuers or the market at-large. Additionally, legislative, regulatory, or tax developments may affect the investments or investment strategies available to the Adviser in connection with managing the Fund, which may also adversely affect the ability of the Fund to achieve its investment objective.
●
Mid-Capitalization Companies Risk: Medium-sized company (i.e., mid-cap) stocks have historically been subject to greater investment risk than large company stocks. They generally are more vulnerable than larger companies to adverse business or economic developments. The risks generally associated with these companies include more limited product lines, markets and financial resources, lack of management depth or experience, dependency on key personnel and vulnerability to adverse market and economic developments. Accordingly, the prices of medium-sized company stocks tend to be more volatile than prices of large company stocks.
●
Non-diversification Risk: In order to closely track the composition of the Fund’s target index, the Fund’s total assets are invested in multiple issuers representing more than 5% of the Fund’s total assets. As a result, the Fund may become non-diversified under the Investment Company Act of 1940, although it continues to hold multiple stocks across a number of sectors. The Fund’s performance may be hurt disproportionately by the poor performance of relatively few stocks, or even a single stock, and the Fund’s shares may experience significant fluctuations in value.
●
Sector Concentration Risk: Although the Fund will not concentrate in any particular industry, it may be heavily invested in a particular economic sector. If the Fund
GuideStone Funds Prospectus | 165

focuses on one or a few sectors, its performance is likely to be disproportionately affected by developments that significantly affect that sector, including market, economic, political or regulatory developments. Individual sectors may be more volatile and may perform differently than the broader market. The Fund’s performance may also suffer if a sector does not perform as well as a Sub-Adviser expected. Prices of securities in the same sector often change collectively regardless of the merits of individual companies.
●
Sub-Adviser Risk: The performance of the Fund will depend on how successfully its Sub-Adviser pursues its investment strategies.
Performance
The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s Investor Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s Investor Class returns, both before and after taxes, and the Fund's Institutional Class, before taxes, averaged over certain periods of time, compare to the performance of a broad-based securities market index during the same periods. The performance of each index is shown for the same periods as shown for the performance of the Institutional Class.
The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the GuideStone Funds’ website at GuideStoneFunds.com or by calling 1-888-GS-FUNDS (1-888-473-8637).

Institutional Class Annual Total Returns years ended 12/31

30%
20%
10%
0%
-10%
-20%
1.63%
24.69%
(12.86)%
21.21%
8.17%
10.43%
(15.69)%
18.08%
4.66%
2016
2017
2018
2019
2020
2021
2022
2023
2024

Best Quarter:	17.95%	12/31/2022
Worst Quarter:	(22.91)%	3/31/2020

Average Annual Total Returns as of 12/31/24

	One Year	Five Years	Since Inception	Inception Date
Investor Class before taxes	4.28%	N/A	6.91%	04/29/2022
Investor Class after taxes on distributions(1)	3.54%	N/A	6.03%
Investor Class after taxes on distributions and sale of Fund shares(1)	2.91%	N/A	5.16%
Institutional Class before taxes	4.66%	4.47%	4.33%	06/01/2015
MSCI EAFE Index - Net (reflects no deduction for fees, expenses or taxes)	3.82%	4.73%	4.52%
(1)
After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-advantaged arrangements, such as 403(b) plans, 401(k) plans or individual retirement accounts (IRAs). After tax returns are shown only for the Investor Class and after tax returns for the Institutional Class will vary.
Management
Investment Adviser and Portfolio Managers
GuideStone Capital Management, LLC

Joshua Chastant Vice President – Portfolio Management	Since January 2024

Brandon Pizzurro President and Chief Investment Officer	Since April 2019
Sub-Adviser and Portfolio Managers
Legal & General Investment Management America, Inc.
David Barron, CFA, CAIA Head of U.S. Equity Solutions	Since August 2021
Aodhagán Byrne, CFA Senior Portfolio Manager	Since June 2016
Joseph LaPorta Senior Portfolio Manager	Since June 2016
Michael O’Connor Senior Portfolio Manager	Since October 2016
Craig Parker, CFA Portfolio Manager	Since January 2020
Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries
For important information about purchase and sale of Fund shares, tax information and financial intermediary compensation, please refer to “Summary of Other Important Fund Information” beginning on page 181.
166 | GuideStone Funds Prospectus

GuideStone Funds International Equity Fund	Institutional GIEYX
Investor GIEZX
Investment Objective
The International Equity Fund seeks to provide long-term capital appreciation. Any income received is incidental to this objective.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the International Equity Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Investor Class
Management fee	0.76%	0.76%
Other expenses	0.08%	0.36%
Acquired fund fees and expenses	0.01%	0.01%
Total annual Fund operating expenses	0.85%	1.13%

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Finally, the example assumes that all dividends and other distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	Institutional Class	Investor Class
1 Year	$87	$115
3 Years	$271	$359
5 Years	$471	$622
10 Years	$1,049	$1,375

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the total annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 59% of the average value of its portfolio.
GuideStone Funds Prospectus | 167

Principal Investment Strategies
●
The Fund invests mainly (at least, and typically more than, 80% of its net assets, plus borrowings for investment purposes, if any) in equity securities, which may include stock, stock futures, rights, warrants or securities convertible into stock, of foreign companies. An issuer is considered to be from the country where it is headquartered or incorporated, where the majority of its assets are located or where it generates the majority of its operating income. The Fund’s portfolio is diversified among a large number of companies across different industries and economic sectors.
●
The Fund primarily invests in equity securities of foreign companies in countries having economies and markets generally considered to be developed but may also invest in equity securities of foreign companies located in emerging markets.
●
Equity securities of foreign companies are predominantly traded on foreign stock exchanges.
●
The Fund generally intends to remain diversified across countries and geographical regions, although it has the flexibility to invest a significant portion of its assets in one country or region.
●
In pursuing its investment strategy, the Fund may at times focus its investments in one or a few particular economic sectors.
●
The Fund may invest to a lesser extent in American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) and other similar instruments, each of which represents ownership of underlying foreign securities denominated in currencies other than that of the country of incorporation. The Fund may invest in sponsored or unsponsored depositary receipts.
●
The Fund may establish short positions in stocks of foreign companies with a market value of up to 10% of the Fund’s assets. When the Fund takes a short position, it sells at the current market price a stock it has borrowed in anticipation of a decline in the market price of the stock. The Fund intends to reinvest the proceeds from its short sales by taking additional long positions in stocks. This investment technique is known as “leverage,” which increases risk and may magnify the Fund’s gains or losses.
●
The Fund may use futures, options, swaps and forwards to gain exposure to foreign markets and currencies. Sub-Advisers may make currency investment decisions independent of their underlying security selections. The Fund may also use derivatives, including futures, options, forward contracts and swap agreements as a substitute for investing directly in an underlying asset, to increase return, to manage risk, to hedge against losses or as an alternative to selling a security short.
●
The Fund may invest its uninvested cash in high-quality, short-term debt securities, which may include repurchase agreements and high-quality money market instruments, and also may invest uninvested cash in the GuideStone
Funds Money Market Fund. To the extent the Fund invests in a money market fund, it generally is not subject to the limits placed on investments in other investment companies. Generally, these securities offer less potential for gains than other types of securities.
●
The Fund uses a multi-manager approach, using two or more Sub-Advisers that each manages a portion of the Fund's portfolio under the oversight of the Adviser. The Sub-Advisers, in managing their respective portions of the Fund’s portfolio, practice different investment styles that the Adviser believes complement one another. The Adviser recommends sub-adviser selections to the Board of Directors of GuideStone Funds and determines allocations of Fund assets among Sub-Advisers based on a variety of qualitative and quantitative factors in an attempt to maximize return across the entire portfolio while minimizing risk to the extent possible. Buy and sell decisions are made at the discretion of each individual Sub-Adviser with regard to the portion of the Fund’s portfolio that it manages in accordance with its investment strategies and processes.
●
In accordance with the Adviser’s Christian values, the Fund does not invest in any company that is publicly recognized (as determined by GuideStone Financial Resources of the Southern Baptist Convention (“GuideStone Financial Resources”)) for offering products or services that are incompatible with the Christian values of GuideStone Financial Resources, including, but not limited to, those involving abortion, sexual immorality, alcohol, tobacco or gambling.
Principal Investment Risks
An investment in the Fund involves risks that can significantly affect the Fund’s performance, including Market Risk, Faith-Based Investing Risk, Equity Risk, Foreign Securities Risk and Derivatives Risk. Descriptions of these and other principal risks of investing in the Fund are provided below. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
There is no guarantee that the international equity markets or the equity securities that the Fund buys will increase in value. It is possible to lose money by investing in the Fund.
●
Controlling Voting Interest Risk: In accordance with the GuideStone Funds Trust Instrument, GuideStone Financial Resources will, at all times, directly or indirectly own, control or hold with power to vote at least 60% of the outstanding shares of GuideStone Funds. This means that GuideStone Financial Resources will control the vote on any matter that requires the approval of a majority of the outstanding shares of GuideStone Funds.
●
Currency Risk: Changes in currency exchange rates could adversely impact investment gains or add to investment losses. Currency exchange rates can be affected unpredictably by intervention, or failure to
168 | GuideStone Funds Prospectus

intervene, by U.S. or foreign governments or central banks or by currency controls or political developments in the United States or abroad. Derivative contracts on non-U.S. currencies involve a risk of loss if currency exchange rates move against the Fund.
●
Depositary Receipts Risk: Investments in depositary receipts (including ADRs, European Depositary Receipts and GDRs) are generally subject to the same risks of investing directly in the foreign securities that they evidence or into which they may be converted, including, but not limited to, currency fluctuations and political and financial instability in the home country of a particular depositary receipt or foreign stock. In addition, securities of foreign issuers may be negatively affected by political events, economic conditions or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards, which may increase investment risk as there may be an imperfect correlation between the market value of depositary receipts and the underlying foreign securities. In addition, issuers underlying unsponsored depositary receipts may not provide as much information as U.S. issuers and issuers underlying sponsored depositary receipts. Unsponsored depositary receipts also may not carry the same voting privileges as sponsored depositary receipts.
●
Derivatives Risk: Derivatives involve risks different from, and in some respects greater than, those associated with investing directly in securities, currencies or other instruments. Derivatives may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Fund. There may be imperfect correlation between a derivative and the reference instrument underlying the derivative. Derivatives involve counterparty risk, which is the risk that the other party to the derivative will fail to make required payments or otherwise comply with the terms of the derivative. That risk is generally thought to be greater with over-the-counter (OTC) derivatives than with derivatives that are centrally cleared. However, derivatives traded on organized exchanges and/or through clearing organizations involve the possibility that the futures commission merchant or clearing organization will default in the performance of its obligations. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments.
●
Emerging Markets Risk: When investing in emerging markets, the risks of investing in foreign securities is heightened. Emerging markets are generally smaller, less developed, less liquid and more volatile than the securities markets of the U.S. and other developed markets. There are also risks of: greater political or economic uncertainties; an economy’s dependence on revenues from particular commodities or on international aid or development assistance; currency transfer restrictions; a limited number of potential buyers for such securities resulting in increased volatility and limited liquidity for emerging market securities; trading suspensions; and delays and disruptions in securities settlement procedures. The governments of emerging market countries may also be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, intervene in the financial markets and/or impose burdensome taxes that could adversely affect security prices. In addition, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. Emerging markets are financial markets in countries with developing economies, where industrialization has commenced and the economy has linkages with the global economy. Generally, emerging markets are located in Latin America, Eastern Europe, and Asia (excluding Japan).
●
Equity Risk: Stocks and other equity securities generally fluctuate in value more than fixed income securities and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles with periods of rising and falling prices. The market value of a stock may fall due to changes in a company’s financial condition as well as general market, economic and political conditions and other factors.
●
Faith-Based Investing Risk: The Fund invests in accordance with the faith-based investment restrictions of GuideStone Financial Resources. The Fund may not be able to take advantage of certain investment opportunities due to these restrictions, which may adversely affect investment performance. In evaluating an investment, the Adviser or Sub-Adviser is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could adversely affect the analysis of the factors relevant to a particular investment.
●
Financial Services Sector Risk: Performance of companies in the financial services sector may be adversely impacted by many factors, including, among others, changes in government regulations, economic conditions and interest rates, credit rating downgrades and decreased liquidity in credit markets. The extent to which the Fund may invest in a company that engages in securities-related activities or banking is limited by applicable law. The impact of changes in capital requirements and recent or future regulation of any individual financial company, or of the financial services sector as a whole, cannot be predicted. In recent years, cyberattacks and technology malfunctions and failures
GuideStone Funds Prospectus | 169

have become increasingly frequent and have caused significant losses to companies in this sector, which may negatively impact the Fund.
●
Foreign Securities Risk: Obligations or securities of foreign issuers may be negatively affected by political events, economic conditions or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards, which may increase investment risk. Security values also may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. It may take more time to clear and settle trades involving foreign securities. In addition, securities issued by U.S. entities with substantial foreign operations or holdings can involve risks relating to conditions in foreign countries.
●
Futures and Options on Futures Risk: There is a risk that the prices of futures and options on futures contracts will diverge from the prices of their underlying instruments. Futures and options prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect or no correlation also may result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded and from imposition of daily price fluctuation limits or trading halts. There can be no assurance that, at all times, a liquid market will exist for offsetting a futures or options contract that the Fund has previously bought or sold and this may result in the inability to close a contract when desired.
●
Geographic Concentration Risk: Investments in a particular country or geographic region may be particularly susceptible to political, diplomatic or economic conditions and regulatory requirements. To the extent the Fund concentrates its investments in a particular country, region or group of regions, the Fund may be more volatile than a more geographically diversified fund.
●
Japan Risk. The Japanese economy may be subject to economic, political and social instability, which could have a negative impact on Japanese securities. In the past, Japan's economic growth rate has remained relatively low, and it may remain low in the future. Furthermore, the Japanese economic growth rate could be impacted by Bank of Japan monetary policies, rising interest rates, tax increases, budget deficits, consumer confidence and volatility in the Japanese yen. At times, the Japanese economy has been adversely impacted by government intervention and protectionism, changes in its labor market and an unstable financial services sector. International trade, government support of the financial services sector and other troubled sectors, government policy, natural disasters, an aging demographic and declining population and/or geopolitical developments associated with actual or potential conflicts with one or more countries in Asia could significantly affect the Japanese economy. Strained foreign relations with neighboring countries (China, South Korea, North Korea and Russia) may not only negatively impact the Japanese economy but also the geographic region as well as globally. A significant portion of Japan’s trade is conducted with developing nations and can be affected by conditions in these nations or by currency fluctuations. Japan is an island state with few natural resources and limited land area and is reliant on imports for its commodity needs. Any fluctuations or shortages in the commodity markets could have a negative impact on the Japanese economy. In addition, Japan’s economy has in the past and could in the future be significantly impacted by natural disasters.
●
Large Shareholder Transactions Risk: The Fund may experience adverse effects when certain large shareholders, including institutional accounts managed by the Adviser’s affiliates, as well as other series of GuideStone Funds (i.e., funds) that invest in the Fund, purchase or redeem large amounts of Fund shares. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s net asset value and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions also will increase the distribution of taxable income to shareholders if sales of portfolio investments result in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.
●
Leverage Risk: The Fund is subject to leverage risk. Leveraging occurs when the Fund increases its assets available for investment using borrowings or similar transactions. Due to the fact that short sales involve borrowing securities and selling them, the Fund’s short sales effectively leverage the Fund’s assets. The use of leverage, including short sales and other forms of leveraging such as lending portfolio securities, entering into futures contracts and engaging in forward commitment transactions, may magnify the Fund’s gains or losses. Leverage also creates interest expense that may lower the Fund’s overall returns.
●
Market Risk: The Fund’s value will go up and down in response to changes in the market value of its investments, sometimes rapidly and unpredictably. Market value will change due to business developments concerning a particular issuer or industry, as well as general market and economic conditions. Changes in the financial condition of a single issuer can impact the market as a whole. Geopolitical risks, including terrorism, tensions, trade disputes or open conflict between nations, or political or economic dysfunction within some nations that are major
170 | GuideStone Funds Prospectus

players on the world stage or major producers of oil, may lead to instability in world economies and markets, may lead to increased market volatility and may have adverse long-term effects. Local, regional or global events such as the spread of infectious illnesses or other public health issues, recessions, natural disasters or other events could have a significant impact on the Fund and its investments. In addition, markets and market participants are increasingly reliant upon information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access and similar circumstances may have an adverse impact upon a single issuer, a group of issuers or the market at-large. Additionally, legislative, regulatory, or tax developments may affect the investments or investment strategies available to the Adviser in connection with managing the Fund, which may also adversely affect the ability of the Fund to achieve its investment objective.
●
Multiple Sub-Adviser Risk: Fund performance is dependent upon the success of the Adviser and the Sub-Advisers in implementing the Fund’s investment strategies in pursuit of the Fund’s investment objective. To a significant extent, the Fund’s performance will depend on the success of the Adviser’s methodology in allocating the Fund’s assets to Sub-Advisers and its selection and oversight of the Sub-Advisers. The Sub-Advisers’ investment styles may not work together as planned, which could adversely affect the performance of the Fund. In addition, because each Sub-Adviser makes its trading decisions independently, it is possible that the Sub-Advisers may purchase or sell the same security at the same time without aggregating their transactions or hold long and short positions in the same security at the same time. This may cause unnecessary brokerage and other expenses. A Sub-Adviser’s strategy may be out of favor at any time.
●
Quantitative Strategy Risk: Quantitative inputs and models use historical company, economic or industry data to evaluate prospective investments or to generate forecasts. Investments selected using quantitative methods may perform differently than analysis of their historical trends would suggest and may perform differently from the market as a whole. Inputs or models may be flawed or not work as anticipated and may cause the Fund to underperform other funds with similar investment objectives and strategies. There can be no assurance that these methodologies will enable the Fund to achieve its objective or that the models will perform as expected.
●
Sector Concentration Risk: Although the Fund will not concentrate in any particular industry, it may be heavily invested in a particular economic sector. If the Fund focuses on one or a few sectors, its performance is likely to be disproportionately affected by developments that significantly affect that sector, including market, economic, political or regulatory developments. Individual sectors may be more volatile and may perform differently than the broader market. The Fund’s performance may also suffer if a sector does not perform as well as a Sub-Adviser expected. Prices of securities in the same sector often change collectively regardless of the merits of individual companies.
●
Short Sales and Short Position Risk: Short sales involve selling a security the Fund does not own in anticipation that the security will decline in price. The Fund will suffer a loss if it sells a security short and the value of the security rises rather than falls. Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. The Fund’s potential loss on a short position is limited only by the maximum attainable price of the security less the price at which the security was sold by the Fund. Therefore, in theory, stocks sold short have unlimited risk. The Fund’s use of short sales in effect “leverages” the Fund. The Fund’s short strategy depends on counterparties from which the Fund borrows securities. The Fund must post collateral when borrowing securities and the Fund is subject to the risk of default by a counterparty, which could result in a loss of collateral and money owed to the Fund.
●
Warrants and Rights Risk: Because the market price of warrants may be significantly less than the current price of the underlying security, there is a greater risk that warrants may drop in value at a faster rate than the underlying security. Warrants and rights do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants and rights may be considered more speculative than certain other types of investments. In addition, the value of a warrant or right does not necessarily change with the value of the underlying securities. The Fund could lose the value of a warrant or right if the right to subscribe to additional shares is not exercised prior to the warrant’s or right’s expiration date. The market for warrants and rights may be very limited and there may at times not be a liquid secondary market for warrants and rights.
Performance
The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s Investor Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s Investor Class returns, both before and after taxes, and the Fund's Institutional Class, before taxes, averaged over certain periods of time, compare to the performance of a broad-based securities market index during the same periods.
GuideStone Funds Prospectus | 171

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the GuideStone Funds’ website at GuideStoneFunds.com or by calling 1-888-GS-FUNDS (1-888-473-8637).

Investor Class Annual Total Returns years ended 12/31

40%
30%
20%
10%
0%
-10%
-20%
(2.23)%
2.70%
29.50%
(15.06)%
23.10%
7.52%
9.35%
(16.25)%
18.03%
6.46%
2015
2016
2017
2018
2019
2020
2021
2022
2023
2024

Best Quarter:	16.91%	12/31/2020
Worst Quarter:	(25.05)%	3/31/2020

Average Annual Total Returns as of 12/31/24

	One Year	Five Years	Ten Years
Investor Class before taxes	6.46%	4.35%	5.34%
Investor Class after taxes on distributions(1)	4.15%	3.06%	3.89%
Investor Class after taxes on distributions and sale of Fund shares(1)	4.92%	3.14%	3.95%
Institutional Class before taxes	6.71%	4.63%	5.62%
MSCI EAFE Index - Net (reflects no deduction for fees, expenses or taxes)	3.82%	4.73%	5.20%
(1)
After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-advantaged arrangements, such as 403(b) plans, 401(k) plans or individual retirement accounts (IRAs). After tax returns are shown only for the Investor Class and after tax returns for the Institutional Class will vary.
Management
Investment Adviser and Portfolio Managers
GuideStone Capital Management, LLC

Joshua Chastant Vice President – Portfolio Management	Since January 2024

Brandon Pizzurro President and Chief Investment Officer	Since April 2019
Sub-Advisers and Portfolio Managers
Altrinsic Global Advisors, LLC
John L. DeVita, CFA, CPA Portfolio Manager	Since December 2020
John D. Hock, CFA Chief Executive Officer and Portfolio Manager	Since December 2020
Rich McCormick, CFA Portfolio Manager	Since December 2020

AQR Capital Management, LLC
Clifford S. Asness, Ph.D. Managing and Founding Principal	Since March 2008
Andrea Frazzini, Ph.D. Principal	Since November 2019
John J. Huss Principal	Since January 2022
John M. Liew, Ph.D. Founding Principal	Since March 2008

MFS Institutional Advisors, Inc.
Filipe Benzinho Investment Officer	Since May 2016
Daniel Ling Investment Officer	Since May 2016
Harry Purcell Investment Officer	Since May 2025

Parametric Portfolio Associates LLC
Xiaozhen Li, Ph.D. Director, Private Client Direct Group	Since July 2024
James Reber(1) Managing Director, Portfolio Management	Since May 2022
Gordon Wotherspoon Managing Director, Head of Equity Separately Managed Accounts	Since July 2024

(1)
Effective August 1, 2025, James Reber will retire and will no longer serve as a portfolio manager to the Fund.
WCM Investment Management, LLC
Sanjay Ayer, CFA Portfolio Manager and Business Analyst	Since June 2020
Paul R. Black Co-Chief Executive Officer and Portfolio Manager	Since April 2019
Michael B. Trigg Co-Chief Executive Officer and Portfolio Manager	Since April 2019
Jon Tringale Portfolio Manager	Since March 2022
172 | GuideStone Funds Prospectus

Wellington Management Company LLP
Mary L. Pryshlak, CFA Senior Managing Director and Head of Research	Since March 2024
Jonathan G. White, CFA Managing Director and Director, Research Portfolios	Since March 2024
Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries
For important information about purchase and sale of Fund shares, tax information and financial intermediary compensation, please refer to “Summary of Other Important Fund Information” beginning on page 181.
GuideStone Funds Prospectus | 173

GuideStone Funds Emerging Markets Equity Fund	Institutional GEMYX
Investor GEMZX
Investment Objective
The Emerging Markets Equity Fund seeks to provide long-term capital appreciation. Any income received is incidental to this objective.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Emerging Markets Equity Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Investor Class
Management fee	0.84%	0.84%
Other expenses	0.26%	0.57%
Acquired fund fees and expenses	0.01%	0.01%
Total annual Fund operating expenses	1.11%	1.42%
Fee reimbursement(1)	(0.06)%	(0.10)%
Total annual Fund operating expenses (after fee reimbursement)	1.05%	1.32%
(1)
The Adviser has agreed to reimburse expenses to the extent needed to limit total annual operating expenses (without regard to any expense reductions realized through the use of directed brokerage) excluding interest, taxes, brokerage commissions, extraordinary expenses, acquired fund fees and expenses and expenses incurred in connection with the short sales of securities to 1.04% for the Institutional Class and 1.31% for the Investor Class (the “Expense Limitation”). This Expense Limitation applies to Fund operating expenses only and will remain in place until April 30, 2026. If expenses fall below the levels noted above within three years from the date on which the Adviser made such reimbursement, the Fund may repay the Adviser so long as the repayment does not cause the Fund to exceed the Expense Limitation on the date on which: (i) the expenses were reimbursed; or (ii) the repayment would be made, whichever is lower. The contractual Expense Limitation can only be terminated by the Board of Directors of GuideStone Funds.

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The expense example shows the impact of fee reimbursements or repayments only for the first year and is calculated assuming total annual Fund operating expenses, prior to reimbursements or repayments, for all other periods. Finally, the example assumes that all dividends and other distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	Institutional Class	Investor Class
1 Year	$107	$134
3 Years	$347	$440
5 Years	$606	$767
10 Years	$1,346	$1,693

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the total annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 67% of the average value of its portfolio.
174 | GuideStone Funds Prospectus

Principal Investment Strategies
●
The Fund invests mainly (at least, and typically more than, 80% of its net assets, plus borrowings for investment purposes, if any) in equity securities that are economically tied to emerging markets. Equity securities may include stock, stock futures, rights, warrants or securities convertible into stock, of foreign companies, and the Fund may invest in companies with any market capitalization.  The Fund considers emerging markets to include those markets included in the MSCI Emerging Markets Index. As of March 31, 2025, the MSCI Emerging Markets Index consisted of 1,206 constituents, representing the following 24 emerging markets countries: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. An issuer is considered to be from the country where it is headquartered or incorporated, where the majority of its assets are located or where it generates the majority of its operating income. The Fund's investments in Chinese companies may be structured as variable interest entities. The Fund’s portfolio is diversified among a large number of companies across different industries and economic sectors.
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The Fund may invest in equity securities of foreign companies located in frontier markets. Frontier markets are a sub-set of emerging markets that are investable but that may have lower market capitalization and liquidity and may be more politically unstable than more developed emerging markets. Frontier markets include the least developed markets even by emerging markets standards.
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The Fund generally intends to remain diversified across countries and geographical regions, although it has the flexibility to invest a significant portion of its assets in one country or region.
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In pursuing its investment strategy, the Fund may at times focus its investments in one or a few particular economic sectors.
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Equity securities of foreign companies are predominantly traded on foreign stock exchanges.
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The Fund may invest to a lesser extent in American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) and other similar instruments, each of which represents ownership of underlying foreign securities denominated in currencies other than that of the country of incorporation. The Fund may invest in sponsored or unsponsored depositary receipts.
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The Fund may use futures, options, swaps and forwards to gain exposure to foreign markets and currencies. Sub-Advisers may make currency investment decisions independent of their underlying security selections. The Fund may also use derivatives, including futures, options, forward contracts and swap agreements as a substitute for investing directly in an underlying asset, to increase return, to manage risk, to hedge against losses or as an alternative to selling a security short.
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The Fund may invest in initial public offerings (“IPOs”).
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The Fund may invest its uninvested cash in high-quality, short-term debt securities, which may include repurchase agreements and high-quality money market instruments, and also may invest uninvested cash in the GuideStone Funds Money Market Fund. To the extent the Fund invests in a money market fund, it generally is not subject to the limits placed on investments in other investment companies. Generally, these securities offer less potential for gains than other types of securities.
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The Fund uses a multi-manager approach, using two or more Sub-Advisers that each manages a portion of the Fund's portfolio under the oversight of the Adviser. The Sub-Advisers, in managing their respective portions of the Fund’s portfolio, practice different investment styles that the Adviser believes complement one another. The Adviser recommends sub-adviser selections to the Board of Directors of GuideStone Funds and determines allocations of Fund assets among Sub-Advisers based on a variety of qualitative and quantitative factors in an attempt to maximize return across the entire portfolio while minimizing risk to the extent possible. Buy and sell decisions are made at the discretion of each individual Sub-Adviser with regard to the portion of the Fund’s portfolio that it manages in accordance with its investment strategies and processes.
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In accordance with the Adviser’s Christian values, the Fund does not invest in any company that is publicly recognized (as determined by GuideStone Financial Resources of the Southern Baptist Convention (“GuideStone Financial Resources”)) for offering products or services that are incompatible with the Christian values of GuideStone Financial Resources, including, but not limited to, those involving abortion, sexual immorality, alcohol, tobacco or gambling.
Principal Investment Risks
An investment in the Fund involves risks that can significantly affect the Fund’s performance, including Market Risk, Faith-Based Investing Risk, Equity Risk, Foreign Securities Risk and Derivatives Risk. Descriptions of these and other principal risks of investing in the Fund are provided below. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
There is no guarantee that the international equity markets or the equity securities that the Fund buys will increase in value. It is possible to lose money by investing in the Fund.
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China Risk: There are special risks associated with investments in China, Hong Kong and Taiwan (including Chinese issuers listed on Chinese and U.S. securities exchanges), such as risks relating to liquidity constraints,
GuideStone Funds Prospectus | 175

expropriation, nationalization, confiscatory taxation and exchange control regulations or currency blockage. Rapid fluctuations in currency exchange rates, inflation and/or interest rates may negatively affect the economy and securities markets of China. China is considered by the Fund to be an emerging market country, which that means an investment in this country is subject to heightened risks due to a lack of transparency and established legal and accounting standards and limited auditor oversight, including restrictions on the Public Company Accounting Oversight Board's (PCAOB) ability to inspect the audit work of public accounting firms, as well as the possibility for more widespread corruption and fraud. In addition, there may be significant obstacles to obtaining information necessary to conduct investigations into or pursue litigation against companies located in or operating substantially in China, and shareholders may have limited legal remedies with respect to such investments. Investments in Chinese issuers may also be subject to greater risk of volatility due to political or social unrest or military conflict. Certain securities issued by companies located or operating in China, such as China A-shares, are subject to trading restrictions, quota limitations and clearing and settlement risks.
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Controlling Voting Interest Risk: In accordance with the GuideStone Funds Trust Instrument, GuideStone Financial Resources will, at all times, directly or indirectly own, control or hold with power to vote at least 60% of the outstanding shares of GuideStone Funds. This means that GuideStone Financial Resources will control the vote on any matter that requires the approval of a majority of the outstanding shares of GuideStone Funds.
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Currency Risk: Changes in currency exchange rates could adversely impact investment gains or add to investment losses. Currency exchange rates can be affected unpredictably by intervention, or failure to intervene, by U.S. or foreign governments or central banks or by currency controls or political developments in the United States or abroad. Derivative contracts on non-U.S. currencies involve a risk of loss if currency exchange rates move against the Fund.
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Depositary Receipts Risk: Investments in depositary receipts (including ADRs, European Depositary Receipts and GDRs) are generally subject to the same risks of investing directly in the foreign securities that they evidence or into which they may be converted, including, but not limited to, currency fluctuations and political and financial instability in the home country of a particular depositary receipt or foreign stock. In addition, securities of foreign issuers may be negatively affected by political events, economic conditions or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards, which may increase investment risk as there may be an imperfect correlation between the market value of depositary receipts and the underlying foreign securities. In addition, issuers underlying unsponsored depositary receipts may not provide as much information as U.S. issuers and issuers underlying sponsored depositary receipts. Unsponsored depositary receipts also may not carry the same voting privileges as sponsored depositary receipts.
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Derivatives Risk: Derivatives involve risks different from, and in some respects greater than, those associated with investing directly in securities, currencies or other instruments. Derivatives may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Fund. There may be imperfect correlation between a derivative and the reference instrument underlying the derivative. Derivatives involve counterparty risk, which is the risk that the other party to the derivative will fail to make required payments or otherwise comply with the terms of the derivative. That risk is generally thought to be greater with over-the-counter (OTC) derivatives than with derivatives that are centrally cleared. However, derivatives traded on organized exchanges and/or through clearing organizations involve the possibility that the futures commission merchant or clearing organization will default in the performance of its obligations. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments.
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Emerging Markets Risk: Investing in emerging markets countries involves risks in addition to and greater than those generally associated with investing in more developed foreign countries. The governments of emerging markets countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country and/or impose burdensome taxes that could adversely affect security prices. Also, there may be less publicly available information about emerging markets than would be available in more developed capital markets, and such issuers may not be subject to legal, accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. In certain countries with emerging capital markets, reporting standards vary widely. As a result, traditional investment measurements used in the U.S. may not be applicable. In addition, the economies of emerging markets countries may be dependent on relatively few industries that are more susceptible to local and global changes, and may suffer from extreme and volatile debt burdens or inflation rates. Securities markets in emerging markets countries are also relatively small and have substantially lower trading volumes. As a result, securities of issuers in emerging markets countries may be more volatile and less liquid than securities of issuers in foreign countries with more developed economies or markets. In times of market stress, regulatory authorities of different emerging markets countries may apply varying
176 | GuideStone Funds Prospectus

techniques and degrees of intervention, which can have an effect on prices and may require that a Fund fair value its holdings in those countries.
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Equity Risk: Stocks and other equity securities generally fluctuate in value more than fixed income securities and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles with periods of rising and falling prices. The market value of a stock may fall due to changes in a company’s financial condition as well as general market, economic and political conditions and other factors.
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Faith-Based Investing Risk: The Fund invests in accordance with the faith-based investment restrictions of GuideStone Financial Resources. The Fund may not be able to take advantage of certain investment opportunities due to these restrictions, which may adversely affect investment performance. In evaluating an investment, the Adviser or Sub-Adviser is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could adversely affect the analysis of the factors relevant to a particular investment.
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Financial Services Sector Risk: Performance of companies in the financial services sector may be adversely impacted by many factors, including, among others, changes in government regulations, economic conditions and interest rates, credit rating downgrades and decreased liquidity in credit markets. The extent to which the Fund may invest in a company that engages in securities-related activities or banking is limited by applicable law. The impact of changes in capital requirements and recent or future regulation of any individual financial company, or of the financial services sector as a whole, cannot be predicted. In recent years, cyberattacks and technology malfunctions and failures have become increasingly frequent and have caused significant losses to companies in this sector, which may negatively impact the Fund.
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Foreign Securities Risk: Obligations or securities of foreign issuers may be negatively affected by political events, economic conditions or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards, which may increase investment risk. Security values also may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. It may take more time to clear and settle trades involving foreign securities. In addition, securities issued by U.S. entities with substantial foreign operations or holdings can involve risks relating to conditions in foreign countries.
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Frontier Markets Risk: Investing in frontier markets involves greater risk than investing in traditional emerging markets because frontier countries generally have smaller economies, greater political instability and less developed capital markets, and as a result, the risks of investing in emerging markets countries are magnified in frontier countries.
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Futures and Options on Futures Risk: There is a risk that the prices of futures and options on futures contracts will diverge from the prices of their underlying instruments. Futures and options prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect or no correlation also may result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded and from imposition of daily price fluctuation limits or trading halts. There can be no assurance that, at all times, a liquid market will exist for offsetting a futures or options contract that the Fund has previously bought or sold and this may result in the inability to close a contract when desired.
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Geographic Concentration Risk: Investments in a particular country or geographic region may be particularly susceptible to political, diplomatic or economic conditions and regulatory requirements. To the extent the Fund concentrates its investments in a particular country, region or group of regions, the Fund may be more volatile than a more geographically diversified fund.
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Information Technology Sector Risk: Market or economic factors impacting information technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.
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Initial Public Offerings Risk: The Fund may invest in IPOs, which entails special risks, including limited operating history of the issuing companies, unseasoned trading and limited liquidity.
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Large Capitalization Companies Risk: There is a risk that large capitalization stocks may not perform as well as other asset classes or the U.S. stock market as a whole. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger
GuideStone Funds Prospectus | 177

companies may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
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Large Shareholder Transactions Risk: The Fund may experience adverse effects when certain large shareholders, including institutional accounts managed by the Adviser’s affiliates, as well as other series of GuideStone Funds (i.e., funds) that invest in the Fund, purchase or redeem large amounts of Fund shares. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s net asset value and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions also will increase the distribution of taxable income to shareholders if sales of portfolio investments result in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.
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Liquidity Risk: Certain investments may be difficult or impossible for the Fund to purchase or sell at an advantageous time or price or in sufficient amounts to achieve the desired level of exposure, particularly in times of market turmoil or adverse investor perceptions. The Fund may be required to dispose of investments at unfavorable times or prices in order to satisfy redemptions, which may result in a loss or may be costly to the Fund. Illiquid investments may be more difficult to value. Judgment plays a greater role in valuing illiquid investments than investments with more active markets. Certain securities that were liquid when purchased may later become illiquid, particularly in times of overall economic distress.
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Market Risk: The Fund’s value will go up and down in response to changes in the market value of its investments, sometimes rapidly and unpredictably. Market value will change due to business developments concerning a particular issuer or industry, as well as general market and economic conditions. Changes in the financial condition of a single issuer can impact the market as a whole. Geopolitical risks, including terrorism, tensions, trade disputes or open conflict between nations, or political or economic dysfunction within some nations that are major players on the world stage or major producers of oil, may lead to instability in world economies and markets, may lead to increased market volatility and may have adverse long-term effects. Local, regional or global events such as the spread of infectious illnesses or other public health issues, recessions, natural disasters or other events could have a significant impact on the Fund and its investments. In addition, markets and market participants are increasingly reliant upon information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access and similar circumstances may have an adverse impact upon a single issuer, a group of issuers or the market at-large. Additionally, legislative, regulatory, or tax developments may affect the investments or investment strategies available to the Adviser in connection with managing the Fund, which may also adversely affect the ability of the Fund to achieve its investment objective.
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Mid-Capitalization Companies Risk: Medium-sized company (i.e., mid-cap) stocks have historically been subject to greater investment risk than large company stocks. They generally are more vulnerable than larger companies to adverse business or economic developments. The risks generally associated with these companies include more limited product lines, markets and financial resources, lack of management depth or experience, dependency on key personnel and vulnerability to adverse market and economic developments. Accordingly, the prices of medium-sized company stocks tend to be more volatile than prices of large company stocks.
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Multiple Sub-Adviser Risk: Fund performance is dependent upon the success of the Adviser and the Sub-Advisers in implementing the Fund’s investment strategies in pursuit of the Fund’s investment objective. To a significant extent, the Fund’s performance will depend on the success of the Adviser’s methodology in allocating the Fund’s assets to Sub-Advisers and its selection and oversight of the Sub-Advisers. The Sub-Advisers’ investment styles may not work together as planned, which could adversely affect the performance of the Fund. In addition, because each Sub-Adviser makes its trading decisions independently, it is possible that the Sub-Advisers may purchase or sell the same security at the same time without aggregating their transactions or hold long and short positions in the same security at the same time. This may cause unnecessary brokerage and other expenses. A Sub-Adviser’s strategy may be out of favor at any time.
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Quantitative Strategy Risk: Quantitative inputs and models use historical company, economic or industry data to evaluate prospective investments or to generate forecasts. Investments selected using quantitative methods may perform differently than analysis of their historical trends would suggest and may perform differently from the market as a whole. Inputs or models may be flawed or not work as anticipated and may cause the Fund to underperform other funds with similar investment objectives and strategies. There can be no assurance that these methodologies will enable the Fund to achieve its objective or that the models will perform as expected.
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Sector Concentration Risk: Although the Fund will not concentrate in any particular industry, it may be heavily invested in a particular economic sector. If the Fund focuses on one or a few sectors, its performance is likely to be disproportionately affected by developments that significantly affect that sector, including market, economic, political or regulatory developments. Individual
178 | GuideStone Funds Prospectus

sectors may be more volatile and may perform differently than the broader market. The Fund’s performance may also suffer if a sector does not perform as well as a Sub-Adviser expected. Prices of securities in the same sector often change collectively regardless of the merits of individual companies.
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Small Capitalization Companies Risk: An investment in a smaller company may be more volatile and less liquid than an investment in a larger company. Small companies generally are more sensitive to adverse business and economic conditions than larger, more established companies. Small companies may have limited financial resources, management experience, markets and product diversification.
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Variable Interest Entities Risk: Certain investments in Chinese companies may be made through special structures known as variable interest entities or “VIEs.” Under the VIE structure, foreign investors such as the Fund own stock in a shell company rather than direct interests in the VIE, which must be owned by Chinese nationals (including Chinese companies) in order to operate in restricted or prohibited sectors in China. The value of the shell company is derived from its ability to consolidate the VIE into its financial statements based on contractual arrangements that enable the shell company to exert a degree of control over, and accrue economic benefits from, the VIE without formal legal ownership. While the use of VIEs is a longstanding industry practice well known by Chinese officials and regulators, the Chinese government’s acceptance of the VIE structure is evolving. It is uncertain whether Chinese officials and regulators will withdraw their acceptance of the structure. For investments using a VIE structure, all or most of the value of such an investment depends on the enforceability of the contracts between the listed company and the China-based VIE. It is uncertain whether the contractual arrangements, which may give rise to actual or potential conflicts of interest between the legal owners of the VIE and foreign investors, would be enforced by Chinese courts or arbitration bodies. Prohibitions by the Chinese government on the continued use of VIE structures, or the inability to enforce the underlying contracts from which the shell company derives its value, would likely cause the VIE-structured holdings to suffer significant, possibly permanent losses, and in turn, adversely affect the Fund's returns and net asset value.
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Warrants and Rights Risk: Because the market price of warrants may be significantly less than the current price of the underlying security, there is a greater risk that warrants may drop in value at a faster rate than the underlying security. Warrants and rights do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants and rights may be considered more speculative than certain other types of investments. In addition, the value of a warrant or right does not necessarily change with the value of the underlying securities. The Fund could lose the value of a warrant or right if the right to subscribe to additional shares is not exercised prior to the warrant’s or right’s expiration date. The market for warrants and rights may be very limited and there may at times not be a liquid secondary market for warrants and rights.
Performance
The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s Investor Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s Investor Class returns, both before and after taxes, and the Fund's Institutional Class, before taxes, averaged over certain periods of time, compare to the performance of a broad-based securities market index, the MSCI ACWI (All Country World Index) ex USA Index - Net, during the same periods. In addition, the performance of the MSCI Emerging Markets Index - Net is provided to show how the Fund's performance compares with the returns of another securities market index that reflects the market sectors in which the Fund invests, during the same periods.
The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the GuideStone Funds’ website at GuideStoneFunds.com or by calling 1-888-GS-FUNDS (1-888-473-8637).

Investor Class Annual Total Returns years ended 12/31

40%
30%
20%
10%
0%
-10%
-20%
-30%
(19.25)%
13.35%
35.37%
(20.49)%
19.64%
21.60%
(2.12)%
(21.61)%
10.67%
7.99%
2015
2016
2017
2018
2019
2020
2021
2022
2023
2024

Best Quarter:	20.95%	6/30/2020
Worst Quarter:	(23.73)%	3/31/2020
GuideStone Funds Prospectus | 179

Average Annual Total Returns as of 12/31/24

	One Year	Five Years	Ten Years
Investor Class before taxes	7.99%	2.20%	2.77%
Investor Class after taxes on distributions(1)	7.61%	1.16%	2.11%
Investor Class after taxes on distributions and sale of Fund shares(1)(2)	4.96%	1.53%	2.05%
Institutional Class before taxes	8.23%	2.53%	3.08%
MSCI ACWI (All Country World Index) ex USA Index - Net(3) (reflects no deduction for fees, expenses or taxes)	5.53%	4.10%	4.80%
MSCI Emerging Markets Index - Net (reflects no deduction for fees, expenses or taxes)	7.50%	1.70%	3.64%
(1)
After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-advantaged arrangements, such as 403(b) plans, 401(k) plans or individual retirement accounts (IRAs). After tax returns are shown only for the Investor Class and after tax returns for the Institutional Class will vary.
(2)
Returns may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.
(3)
Effective December 31, 2024, the Fund incorporated this broad-based securities market index in connection with new regulatory requirements.
Management
Investment Adviser and Portfolio Managers
GuideStone Capital Management, LLC

Joshua Chastant Vice President – Portfolio Management	Since January 2024

Brandon Pizzurro President and Chief Investment Officer	Since April 2019
Sub-Advisers and Portfolio Managers
AQR Capital Management, LLC
Michele L. Aghassi, Ph.D. Principal	Since March 2016
Clifford S. Asness, Ph.D. Managing and Founding Principal	Since January 2022
Andrea Frazzini, Ph.D. Principal	Since March 2016
John J. Huss Principal	Since January 2022

Goldman Sachs Asset Management, L.P.
Hiren Dasani, CFA Managing Director	Since June 2018
Basak Yavuz Managing Director	Since June 2018

Parametric Portfolio Associates LLC
Jennifer Mihara Managing Director, Equity Research	Since July 2024
James Reber(1) Managing Director, Portfolio Management	Since May 2022

(1) Effective August 1, 2025, James Reber will retire and will no longer serve as a portfolio manager to the Fund.
RBC Global Asset Management (U.K.) Limited
Philippe Langham, ACA Managing Director, Senior Portfolio Manager and Head of Equities Emerging Markets	Since September 2019

Wellington Management Company LLP
Bo Z. Meunier, CFA Senior Managing Director and Equity Portfolio Manager	Since July 2021
Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries
For important information about purchase and sale of Fund shares, tax information and financial intermediary compensation, please refer to “Summary of Other Important Fund Information” beginning on page 181.
180 | GuideStone Funds Prospectus

Summary of Other Important Fund Information
Purchase and Sale of Fund Shares
Purchase of Fund Shares
Investor Class Shares: Any individual or entity may invest in Investor Class shares by making a minimum initial investment of $1,000 per Fund, except Investor Class shares of the Money Market Fund which have a minimum initial investment of $100. The $1,000 initial purchase minimum applies separately to each Fund of GuideStone Funds (the “Trust”) that you own. In addition, the following minimums apply to subsequent purchases of Investor Class shares of a Fund. Clients of GuideStone Personal Advisory Services, offered by GuideStone Advisors, LLC, an affiliate of the Trust and GuideStone Capital Management, LLC, are not subject to these minimum requirements.
Minimum Subsequent Purchases
Automatic Investment Plans	$100
Exchanges from another Fund	$250
Individual Retirement Accounts (“IRAs”)	$100
GuideStone Investment Accounts and Uniform Gifts/Transfers to Minors Accounts	$100
Institutional Class Shares: Institutional Class shares are available for purchase directly from a Fund by any individual or entity by making a minimum initial investment of $1,000,000 (there is no minimum subsequent investment) in the Funds of the Trust in the aggregate, unless an investor purchases shares by or through financial intermediaries that have entered into an appropriate agreement with the Trust or its affiliate(s). In addition, investors that hold Institutional Class shares of the Funds of the Trust that were acquired prior to May 1, 2014, remain eligible to purchase and hold Institutional Class shares irrespective of whether their initial investment exceeded $1,000,000.
Participant-directed employee benefit plans that are not serviced by GuideStone Financial Resources of the Southern Baptist Convention (“GuideStone Financial Resources”) are not eligible to purchase Institutional Class shares directly from the Funds but may do so through certain authorized financial intermediaries. If Institutional Class shares are purchased through a GuideStone-Serviced Plan or a participant-directed employee benefit plan serviced by an authorized financial intermediary other than GuideStone Financial Resources, the policies, procedures and minimum investment requirements relating to these purchases will differ from those set forth herein, and additional fees may apply to your investment in the Fund(s). A “GuideStone-Serviced Plan” means an employee benefit plan that allows its participants to direct their own investments, and through which recordkeeping and other administrative services are provided by GuideStone Financial Resources under an agreement permitting the purchase of Institutional Class shares. For more information about Institutional Class shares, please contact GuideStone at 1-888-GS-FUNDS (1-888-473-8637).
At the discretion of the Trust’s officers, the minimum investment requirements for any class of shares may be waived.
Sale of Fund Shares
Shares of a Fund are redeemable, and may be redeemed on any business day, through the website at GuideStoneFunds.com; by mail at GuideStone Funds, P.O. Box 534446, Pittsburgh, PA 15253-4446 (for overnight delivery, GuideStone Funds, Attention 534446, 500 Ross Street, 154-0520, Pittsburgh, PA 15262); or by telephone at 1-888-GS-FUNDS (1-888-473-8637). (Purchases and redemptions by telephone are only permitted if you establish these options on your account.) You may also purchase or redeem shares of a Fund through certain other financial intermediaries. You may be charged a fee for effecting transactions through these financial intermediaries.
Tax Information
Generally, a Fund’s distributions are taxable to you as ordinary income or long-term capital gains, except when your investment in a Fund is made through a 403(b) plan, a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged arrangement, from which withdrawals may be taxed as ordinary income. However, the Money Market Fund and Low-Duration Bond Fund expect, based on their investment objective and strategies, that their distributions, if any, will consist primarily of ordinary income.
GuideStone Funds Prospectus | 181

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of a Fund through a broker-dealer or other financial intermediary, the Fund or its related companies may pay the intermediary for the sale of the Fund’s shares and for certain servicing and administrative functions. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend a Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
182 | GuideStone Funds Prospectus

Additional Information Regarding the Funds

What is a mutual fund?
A mutual fund pools shareholders’ money and, using professional management, invests in securities like stocks and bonds.
GuideStone Funds (the “Trust”) is a family of mutual funds (each, a “Fund” and collectively, the “Funds”) that offers a selection of Funds to investors, each with its own investment objective, strategies and risks. There is a separate Fund Summary for each Fund and other detailed information in the preceding pages. Please read each Fund Summary carefully before you invest. It is important that investors closely review and understand the risks of investing in the Funds.
The Trust’s Funds are divided into three groups:
Target Date Funds — Each Target Date Fund (see pages 4 to 43) invests primarily in a diversified mix of the Select Funds that changes over time to meet a specified investment strategy. The Funds’ investment adviser believes that blending asset classes, investment styles and money managers may reduce risk over the long term. Each Target Date Fund invests in the Institutional Class of the Select Funds.
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MyDestination 2015 Fund
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MyDestination 2025 Fund
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MyDestination 2035 Fund
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MyDestination 2045 Fund
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MyDestination 2055 Fund
Target Risk Funds — Each Target Risk Fund (see pages 44 to 69) invests primarily in a different mix of the Select Funds to meet a specified investment strategy. The Funds’ investment adviser believes that blending investment styles and money managers may reduce risk over the long term. Each Target Risk Fund invests in the Institutional Class of the Select Funds.
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Conservative Allocation Fund
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Balanced Allocation Fund
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Moderately Aggressive Allocation Fund
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Aggressive Allocation Fund
Select Funds — Each Select Fund (see pages 70 to 180) invests directly in different types of fixed income obligations, equities and/or other investments to meet its investment objective.
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Money Market Fund
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Low-Duration Bond Fund
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Medium-Duration Bond Fund
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Global Bond Fund
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Strategic Alternatives Fund
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Defensive Market Strategies Fund
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Impact Bond Fund
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Impact Equity Fund
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Equity Index Fund
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Global Real Estate Securities Fund
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Value Equity Index Fund
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Value Equity Fund
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Growth Equity Index Fund
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Growth Equity Fund
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Small Cap Equity Fund
●
International Equity Index Fund
●
International Equity Fund
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Emerging Markets Equity Fund
GuideStone Funds Prospectus | 183

Who is the Adviser?
GuideStone Capital Management, LLC (the “Adviser”) serves as the investment adviser to the Funds. The Adviser is an affiliate of GuideStone Financial Resources of the Southern Baptist Convention (“GuideStone Financial
Resources”). Rather than making the day-to-day investment decisions for the Select Funds, the Adviser retains the services of other investment management firms to do so. In addition, the Adviser allocates the Target Date Funds’ and
Target Risk Funds’ investments among the Select Funds. The Adviser may, from time to time, elect to trade individual stocks, fixed income securities, private placements, third-party mutual funds or exchange-traded funds (“ETFs”) for a
Fund.

Each Select Fund uses various investment management firms (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) to manage its assets. The Adviser reviews the Sub-Advisers’ performance, allocates the assets of a Select Fund among them and makes recommendations to the Board of Directors of the Trust (“Board of Directors”) regarding changes to the Sub-Advisers. The Select Funds may change Sub-Advisers without shareholder approval.
Changes to Investment Objective: Each Fund’s investment objective is not a fundamental policy and may be changed by the Board of Directors without shareholder approval.
Faith-Based Investing: In accordance with the Adviser's Christian values, a Fund does not invest in any company that is publicly recognized (as determined by GuideStone Financial Resources) for offering products or services that are incompatible with the Christian values of GuideStone Financial Resources, including, but not limited to, those involving abortion, sexual immorality, alcohol, tobacco or gambling. The Adviser receives and analyzes information from multiple sources (including through various third-party screening platforms, news sources and feeds, the Bible and company websites and financial disclosures) on the products and services of companies in a Fund's investment universe and utilizes this information to determine which companies should be prohibited for investment by it or a Sub-Adviser. The Funds may not be able to take advantage of certain investment opportunities due to these restrictions. These investment restrictions may only be changed if approved by GuideStone Financial Resources as the holder of a majority of the outstanding shares of the Trust, and not an individual Fund. A “majority of the outstanding shares of the Trust” is defined as greater than 50% of the shares shown on the books of the Trust or its transfer agent as then issued and outstanding, voted in the aggregate, but does not include shares which have been repurchased or redeemed by the Trust.
Control by GuideStone Financial Resources: In accordance with the Trust’s Trust Instrument, GuideStone Financial Resources will, at all times, directly or indirectly own, control or hold with power to vote at least 60% of the outstanding shares of the Trust. The Funds will refuse to accept any investment that would result in a change of such control. This means that GuideStone Financial Resources will control the vote on any matter that requires the approval of a majority of the outstanding shares of the Trust. As of the date of this Prospectus, GuideStone Financial Resources also controlled the vote of at least a majority of the outstanding shares of each Fund.
The Funds are not insured or guaranteed by the Adviser, GuideStone Financial Resources, any bank, the Federal Deposit Insurance Corporation or any government agency. As with all mutual funds, your investment in the Funds involves investment risk, including the possible loss of the principal amount you invested. There is no guarantee that any Fund will be able to meet its investment objective.
Target Date Fund and Target Risk Fund Asset Class Allocations: Each Target Date Fund invests in the Select Funds according to the asset class allocation represented by its glide path, which is presented in each Target Date Fund’s summary prospectus. Each Target Risk Fund invests in the Select Funds according to the asset class allocations represented by its asset class allocation table, which is presented in each Target Risk Fund’s summary prospectus. The Select Funds are categorized by asset class below. A summary prospectus for each Select Fund is included in this prospectus.
Fixed Income Select Funds
Money Market Fund — The Money Market Fund seeks to maximize current income to the extent consistent with the preservation of capital and liquidity, and the maintenance of a stable per share price of $1.00.
Low-Duration Bond Fund — The Low-Duration Bond Fund seeks current income consistent with preservation of capital.
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Medium-Duration Bond Fund — The Medium-Duration Bond Fund seeks maximum total return consistent with preservation of capital.
Global Bond Fund — The Global Bond Fund seeks to maximize total return through capital gains and current income while preserving principal value.
Impact Bond Fund — The Impact Bond Fund seeks to maximize total return while preserving capital.
U.S. Equity Select Funds
Defensive Market Strategies Fund — The Defensive Market Strategies Fund seeks to provide long-term capital appreciation with reduced volatility compared to the equity market. Although the Fund is categorized as a “U.S. Equity Select Fund,” it may also invest a portion of its assets in fixed income and convertible securities.
Impact Equity Fund — The Impact Equity Fund seeks to provide long-term capital appreciation.
Equity Index Fund — The Equity Index Fund seeks to provide investment results approximating the aggregate price and dividend performance of the securities included in the S&P 500® Index.
Value Equity Index Fund — The Value Equity Index Fund seeks to provide investment results approximating the aggregate price and dividend performance of the securities included in the Russell 1000 Value® Index.
Value Equity Fund — The Value Equity Fund seeks to provide long-term capital appreciation.
Growth Equity Index Fund — The Growth Equity Index Fund seeks to provide investment results approximating the aggregate price and dividend performance of the securities included in the Russell 1000 Growth® Index.
Growth Equity Fund — The Growth Equity Fund seeks to provide long-term capital appreciation. Any income received is incidental to this objective.
Small Cap Equity Fund — The Small Cap Equity Fund seeks to provide long-term capital appreciation. Any income received is incidental to this objective.
Non-U.S. Equity Select Funds
International Equity Index Fund — The International Equity Index Fund seeks to provide investment results approximating the aggregate price and dividend performance of the securities included in the MSCI EAFE Index.
International Equity Fund — The International Equity Fund seeks to provide long-term capital appreciation. Any income received is incidental to this objective.
Emerging Markets Equity Fund — The Emerging Markets Equity Fund seeks to provide long-term capital appreciation. Any income received is incidental to this objective.
Real Assets Select Fund
Global Real Estate Securities Fund — The Global Real Estate Securities Fund seeks to provide long-term capital appreciation and current income.
Alternatives Select Fund
Strategic Alternatives Fund — The Strategic Alternatives Fund seeks absolute returns with both lower volatility than and low correlation with traditional equity and fixed income markets.
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Additional Information About Principal Strategies & Risks
The following provides more information about the Funds’ principal investment strategies and risks. Disclosure regarding non-principal investment strategies and risks is available in the Trust’s Statement of Additional Information (“SAI”).
Below-Investment Grade Securities Risk: Below-investment grade securities (i.e., high yield securities or junk bonds) typically offer investors higher yields than other fixed income securities. The higher yields are usually justified by the weaker credit profiles of these issuers as compared to investment grade issuers. Below-investment grade securities include debt obligations of all types issued by U.S. and non-U.S. corporate and governmental entities, including bonds, debentures and notes, loan interests and preferred stocks that have priority over any other class of stock of the entity as to the distribution of assets or the payment of dividends. A below-investment grade security itself may be convertible into or exchangeable for equity securities, or it may carry with it the right to acquire equity securities evidenced by warrants attached to the security or acquired as part of a unit with the security.
Cash Overlay Program: The Adviser and the Trust have entered into a Sub-Advisory Agreement with Parametric Portfolio Associates LLC (“Parametric”) whereby Parametric is responsible for monitoring and investing cash balances of each Fund, except the Money Market Fund. The Adviser and the Sub-Adviser(s) for each Fund determine the amount of each Fund’s cash balances. Under the agreement, Parametric may from time to time invest in long positions in U.S. Treasury securities and/or derivative instruments (e.g., exchange listed equity index futures contracts, currency futures, non-U.S. government bond futures and U.S. Treasury futures contracts) and/or invest in short positions in credit default swap indexes within the Target Date Funds and Target Risk Funds in order to gain market exposure on cash balances or to reduce market exposure in anticipation of liquidity needs. For each Fixed Income Select Fund (except the Money Market Fund), Parametric may also from time to time invest in long positions in derivative instruments (e.g., U.S. Treasury futures contracts, non-U.S. government bond futures and currency futures) and/or invest in short positions in credit default swap indexes to adjust the market exposure on cash balances. For each Equity Select Fund, Parametric may from time to time invest in long or short positions in exchange listed equity index futures contracts and/or currency futures contracts to gain market exposure on cash balances or to reduce market exposure in anticipation of liquidity needs. For the Strategic Alternatives Fund, Parametric may invest in long or short positions in exchange listed equity futures contracts and U.S. Treasury futures contracts to gain market exposure on cash balances and to reduce Fund-level duration.
China Risk: There are special risks associated with investments in China, Hong Kong and Taiwan markets, including the risk of losses due to liquidity constraints, expropriation, nationalization, confiscation of assets and property, repatriation of capital and restrictions on foreign investments. Investments in issuers with significant operations in China are subject to heightened risks related to political, legal and regulatory uncertainty; difficulty in obtaining information necessary to conduct investigations and/or pursue litigation against Chinese companies, including by foreign regulatory authorities, as well as in obtaining and/or enforcing judgments; limited legal remedies for shareholders; potential regional destabilization due to military conflict; inflation, fluctuations in currency exchange rates, inflation and/or interest rates; and economic interdependence of emerging market countries within the greater China region. Export growth continues to be a major driver of China's rapid economic growth. As a result, a reduction in spending on Chinese products and services, the imposition of additional tariffs or other trade barriers (or the threat thereof), including as a result of trade tensions between China and the United States, or a significant downturn in any of the economies of China's key trading partners may have an adverse impact on the Chinese economy. Actions by the U.S. government, such as delisting of certain Chinese companies from U.S. securities exchanges or otherwise restricting their operations in the United States, may negatively impact the value of such securities held by the Funds. Additionally, any difficulties of the Public Company Accounting Oversight Board (“PCAOB”) to inspect audit work papers and practices of PCAOB-registered accounting firms in China with respect to audits of U.S. reporting companies may impose significant additional risks associated with investments in China. Certain securities issued by companies located or operating in China, such as China A-shares, are subject to trading restrictions, quota limitations and less market liquidity, which could pose risks to the Funds.
Completion Portfolios: The Adviser and the Trust have entered into a Sub-Advisory Agreement with Parametric on behalf of the Funds (except the Money Market Fund, Equity Index Fund, Global Real Estate Securities Fund Value Equity Index Fund, Growth Equity Index Fund and International Equity Index Fund). Each Fund has a well-defined risk/return profile. When a Fund’s actual level and composition of risk varies from a Fund’s desired risk exposure, the Adviser may allocate Fund assets to Parametric to implement one or more of its proprietary “completion portfolios.” These “completion portfolios” are designed to
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be held alongside a Fund’s long-term strategic investments and bring the Fund’s risk exposure to desired levels, as defined by the Adviser. A completion portfolio may be used, for example, if a Sub-Adviser portfolio exhibits style drift, thereby causing a Fund’s risk/return profile to be out of line with the Adviser’s risk targets for a Fund. In such a situation, the Adviser may direct Parametric to apply the appropriate completion portfolio to restore the Fund’s risk characteristics to the desired state.
Contingent Convertible Securities: The Global Bond Fund and Strategic Alternatives Fund may invest in contingent convertible securities (“CoCos”). CoCos are a form of hybrid security that are intended to either convert into equity or have their principal written down upon the occurrence of certain triggers. The triggers are generally linked to regulatory capital thresholds or regulatory actions calling into question the issuer’s continued viability as a going concern. The unique equity conversion or principal write-down features of CoCos are tailored to the issuer and its regulatory requirements. These features may cause substantially greater risk exposure during times of market turmoil. CoCos typically will be issued in the form of subordinated debt instruments in order to provide the appropriate regulatory capital treatment prior to a conversion. Factors that may impact the value of CoCos include, but are not limited to: economic, financial and political events that affect the issuer, its particular market or financial markets as a whole; creditworthiness of the issuer; general market conditions; fluctuations in the issuer’s capital ratios; and the supply and demand for CoCos.
One type of CoCo provides for mandatory conversion of the security into common stock of the issuer under certain circumstances. The mandatory conversion might relate, for example, to the issuer's failure to maintain a regulatory-required capital minimum. Because the common stock of the issuer may not pay a dividend, investors in such securities could experience reduced yields (or no yields at all) and conversion would worsen an investor’s standing in the case of the issuer’s insolvency. Another type of CoCo has characteristics designed to absorb losses, whereby the liquidation value of the security may be adjusted downward to below the original par value or written off entirely under certain circumstances. For instance, in the event that losses have eroded the issuer’s capital levels to below a specified threshold, the liquidation value of the security may be reduced in whole or in part. The write-down of the security’s par value may occur automatically and would not entitle holders to institute bankruptcy proceedings against the issuer. In addition, an automatic write-down could result in a reduced income rate if the dividend or interest payment associated with the security is based on the security’s par value. Such securities may, but are not required to, provide for circumstances under which the liquidation value of the security may be adjusted back up to par, such as an improvement in capitalization or earnings. In addition, CoCos may have no stated maturity and may have fully discretionary coupons that can potentially be cancelled at the issuer’s discretion or may be prohibited by the relevant regulatory authority from being paid in order to help the issuer absorb losses.
What are derivatives?
Derivatives are investments whose values are based on (or “derived” from) a stock, bond, other asset or index. These investments include options, futures contracts and similar investments. Futures and options are popular types of derivatives because, generally, they are easily bought and sold and have market values that are regularly calculated and published.

Derivatives: The Select Funds (other than the Money Market Fund) may use long or short positions in derivatives such as, but not limited to, swaps, equity futures contracts and currency forwards, as well as options in order to maintain market exposure, to reduce market exposure, to maintain liquidity or to commit cash pending investment.
The Low-Duration Bond Fund and the Medium-Duration Bond Fund may use various types of derivative instruments including, but not limited to, forward currency exchange contracts and options thereon (to hedge against fluctuation in foreign currencies or to gain exposure to foreign currencies); interest rate futures and options, yield curve options and options on stock indexes (for investment purposes); and credit default swaps, currency swaps, interest rate swaps, interest rate floors and caps and swaptions (for investment purposes and to hedge against fluctuations in foreign currencies and interest rates). The Low-Duration Bond Fund may also use options on mortgage-backed securities (for investment purposes and as a substitute for cash bonds), and the Medium-Duration Bond Fund may also use U.S. Treasury futures and options (for investment purposes).
The Global Bond Fund may use various types of derivative instruments including, but not limited to, futures contracts and options on futures (including U.S. Treasury futures contracts and options on futures) to alter the duration of the Fund and increase potential returns; forward currency exchange contracts (currency hedging); currency futures and options thereon (currency hedging); interest rate swaps, floors and caps (investment purposes); and credit default swaps and currency swaps (investment purposes and hedging).
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The Strategic Alternatives Fund may use various types of derivative instruments including, but not limited to, non-deliverable forward exchange contracts; options and futures on stock indexes; currency options; interest rate swaps and interest rate futures; options on futures and swap agreements, such as credit default swaps, as a substitute for investing directly in an underlying asset, to increase return, to gain exposure to foreign markets and currencies, to hedge against losses or as an alternative to selling a security short.
The Defensive Market Strategies Fund may use various types of derivative instruments including, but not limited to, forward currency exchange contracts and options and futures on stock indexes to gain exposure to foreign markets and currencies.
The Impact Bond Fund may use various types of forwards, futures, options and swaps, including, but not limited to, forward currency exchange contracts, options and futures on U.S. Treasury securities, interest rate swaps and interest rate futures, options on futures and swap agreements, such as credit default swaps, as a substitute for investing directly in an underlying asset, to increase return, to gain or maintain exposure to foreign markets and currencies, to hedge against losses, to reduce market exposure, to maintain liquidity, to commit cash pending investment or as an alternative to selling a security short.
The Impact Equity Fund may use various types of forwards, futures, options and swaps, including, but not limited to, forward currency exchange contracts, options and futures on stock indexes and equity swap agreements as a substitute for investing directly in an underlying asset, to increase return, to gain or maintain exposure to foreign markets and currencies, to hedge against losses, to reduce market exposure, to maintain liquidity, to commit cash pending investment or as an alternative to selling a security short.
The Value Equity Index Fund and the Growth Equity Index Fund may use various types of derivative instruments including, but not limited to, swaps, equity futures contracts and options in order to maintain market exposure, to reduce market exposure, to maintain liquidity or to commit cash pending investment.
The Value Equity Fund may use forward currency exchange contracts in order to reduce market exposure.
The International Equity Index Fund, International Equity Fund and Emerging Markets Equity Fund may use various types of derivative instruments including, but not limited to, forward currency exchange contracts, options and futures on stock indexes and equity swap agreements to gain exposure to foreign markets and currencies.
Each Target Date Fund and Target Risk Fund may invest its assets directly in exchange listed equity futures contracts and exchange listed U.S. Treasury futures contracts and/or U.S. Treasury securities in order to gain exposure to the U.S. equity and fixed income markets on cash balances. To the extent a Target Date Fund or a Target Risk Fund invests in a Select Fund that invest in derivatives, the Fund will have exposure to additional types of derivatives.
A Fund’s use of derivatives may reduce its return and increase volatility. An investment in derivatives may rise or fall more rapidly than other investments. An investment in derivatives is subject to changes in the value of the underlying security on which the investment is based. Derivatives involve risks different from, and in some respects greater than, the risks associated with investing in more traditional investments, such as stocks and bonds. Derivatives can be highly complex and highly volatile and may perform in unanticipated ways. Derivatives can create leverage, which can magnify the impact of a decline in the value of the reference instrument underlying the derivative, and a Fund could lose more than the amount it invests. Derivatives can have the potential for unlimited losses, for example, where a Fund may be called upon to deliver a security it does not own. Derivatives can be difficult to value and may at times be highly illiquid, and a Fund may not be able to close out or sell a derivative at a particular time or at an anticipated price. There may be imperfect correlation between a derivative and the reference instrument, and the reference instrument may not perform as anticipated. Suitable derivatives may not be available in all circumstances, and there can be no assurance that a Fund will use derivatives to reduce exposure to other risks when that might have been beneficial. Derivatives may involve fees, commissions or other costs that may reduce a Fund’s gains (if any) from the derivatives. The Fund may be required to provide margin in a manner that satisfies the contractual undertakings of a derivatives transaction. This may not prevent a Fund from incurring losses on derivatives. Derivatives that have margin requirements involve the risk that if a Fund has insufficient cash or eligible margin securities to meet daily variation margin requirements, it may have to sell securities from its portfolio at a time when it may be disadvantageous to do so. A Fund may remain obligated to meet margin requirements until a derivatives position is closed. The need to provide margin could also limit a Fund's ability to pursue other opportunities as they arise. In addition, a Fund’s use of derivatives may have different tax
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consequences for the Fund than an investment in the reference instruments, and those differences may increase the amount and affect the timing and character of taxable distributions payable to shareholders.
Derivatives involve counterparty risk, which is the risk that the other party to the derivative will fail to make required payments or otherwise comply with the terms of the derivative. Counterparty risk may arise because of market activities and developments, the counterparty’s financial condition (including financial difficulties, bankruptcy or insolvency), or other reasons. That risk is generally thought to be greater with over-the-counter (“OTC”) derivatives than with derivatives that are centrally cleared. However, derivatives traded on organized exchanges and/or through clearing organizations involve the possibility that the futures commission merchant or clearing organization will default in the performance of its obligations.
Although a Fund may attempt to hedge against certain risks, the hedging instruments may not perform as expected and could produce losses. Hedging instruments may also reduce or eliminate gains that may otherwise have been available had the Fund not used the hedging instruments. It is possible that a Fund may not hedge certain risks in particular situations, even if suitable instruments are available.
Additional risks associated with certain types of derivatives are discussed below:
Forward Contracts. There are no limitations on daily price movements of forward contracts. Changes in foreign exchange regulations by governmental authorities might limit the trading of forward contracts. To the extent a Fund enters into non-U.S. currency forward contracts with banks, the Fund is subject to the risk of bank failure or the inability of or refusal by a bank to perform such contracts. There have been periods during which certain banks have refused to continue to quote prices for forward contracts or have quoted prices with an unusually widespread (the difference between the price at which the bank is prepared to buy and the price at which it is prepared to sell).
Futures. There can be no assurance that, at all times, a liquid market will exist for offsetting a futures contract that a Fund has previously bought or sold and this may result in the inability to close a futures contract when desired. This could be the case if, for example, a future’s price has increased or decreased by the maximum allowable daily limit and there is no buyer (or seller) willing to purchase (or sell) the futures contract that a Fund needs to sell (or buy) at that limit price.
Options. When a Fund writes a covered call option, it assumes the risk that it will have to sell the underlying instrument at an exercise price that may be lower than the market price of the instrument, and it gives up the opportunity to profit from a price increase in the underlying instrument above the exercise price. If a call option that a Fund has written is exercised, the Fund will experience a gain or loss from the sale of the underlying instrument. In the case of an uncovered call option, there is a risk of unlimited loss. When an uncovered call is exercised, the Fund must either purchase the underlying instrument to meet its call obligations and the necessary instruments may be unavailable for purchase or settle obligations with a cash payment, and there is a risk of unlimited loss. If a call option that a Fund has written expires unexercised, the Fund will experience a gain in the amount of the premium it received; however, that gain may be offset by a decline in the market value of the underlying instrument during the option period.
When a Fund writes a put option, it assumes the risk that it will have to purchase the underlying instrument at an exercise price that may be higher than the market price of the instrument. If the market price of the underlying instrument declines, a Fund would expect to suffer a loss. However, the premium a Fund received for writing the put should offset a portion of the decline. If an option that a Fund has purchased expires unexercised, the Fund will experience a loss in the amount of the premium it paid.
Swaps. Swap transactions generally do not involve delivery of reference instruments or payment of the notional amount of the contract. Accordingly, the risk of loss with respect to swaps generally is limited to the net amount of payments that a Fund is contractually obligated to make or, in the case of the other party to a swap defaulting, the net amount of payments that the Fund is contractually entitled to receive. If a Fund sells a credit default swap, however, the risk of loss may be the entire notional amount of the swap. Swap agreements may shift a Fund’s investment exposure from one type of investment to another.
Historically, the absence of an organized exchange or market for swap transactions led, in some instances, to difficulties in trading and valuation, especially in the event of market disruptions. Recent legislation requires many swaps to be executed through an organized exchange or regulated facility and cleared through a regulated clearing organization. The swap market
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continues to change as a result of this legislation, which could adversely affect a Fund. Moreover, the use of an organized exchange or market for swap transactions may not result in swaps being easier to trade or value.
Duration: Duration measures the time-weighted expected cash flows of a fixed income security, which can determine its sensitivity to changes in the general level of interest rates. Securities with longer durations tend to be more sensitive to interest rate changes than securities with shorter durations. A Fund with a longer dollar-weighted average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter dollar-weighted average duration. For example, the value of a security with a duration of five years would be expected to decrease by 5% for every 1% increase in interest rates. Accordingly, the yield earned by a Fund will vary with changes in interest rates. Duration differs from maturity in that it considers a security’s coupon payments in addition to the amount of time until the security matures. Various techniques may be used to shorten or lengthen a Fund’s duration. As the value of a security changes over time, so will its duration.
Floating Rate Loans: Senior secured and unsecured floating rate loans are generally acquired as a participation interest in, or assignment of, loans originated by U.S. banks and other financial institutions (“Senior Loans”). The Strategic Alternatives Fund may invest a portion of its assets in Senior Loans. Senior Loans hold a senior position in the capital structure of the borrower and are typically secured with specific collateral and have a claim on the assets and/or stock of the borrower that is senior to that held by subordinated debtholders and stockholders of the borrower. Senior Loans typically have rates of interest that are re-determined daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. Most loans are lower-rated investments. In the event a loan is not rated, it is likely to be the equivalent in quality to a lower-rated investment. The amount of public information available with respect to loans may be less extensive than that available for registered or exchange listed securities. In evaluating the creditworthiness of borrowers, a Sub-Adviser will consider, and may rely in part, on analyses performed by others.
Senior loans are subject to liquidity risk, prepayment risk (i.e., the risk that when interest rates fall, debt securities may be repaid more quickly than expected and the Fund may be required to reinvest in securities with a lower yield), extension risk (i.e., the risk that when interest rates rise, debt securities may be repaid more slowly than expected and the value of a Fund’s holdings may decrease), the risk of subordination to other creditors, restrictions on resale and the lack of a regular trading market and publicly available information. In addition, liquidity risk may be more pronounced for a Fund investing in loans because certain loans may have a more limited secondary market. These loans may be difficult to value. Senior loans may have extended trade settlement periods. Accordingly, the proceeds from the sale of a loan may not be available to make additional investments or to meet redemption obligations until potentially a substantial period after the sale of the loan. The extended trade settlement periods could force a Fund to liquidate other securities to meet redemptions and may present a risk that a Fund may incur losses in order to timely honor redemptions.
A Fund’s investments in loans are subject to the risk that a Fund will not receive payment of interest, principal and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Fully secured loans offer a Fund more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of a secured bank loan’s collateral could satisfy the borrower’s obligation or that the collateral would be readily liquidated. In addition, a Fund’s access to collateral may be limited by bankruptcy or other insolvency laws. In the event of a default, a Fund may not recover its principal, may experience a substantial delay in recovering its investment and may not receive interest during the delay. Unsecured loans are subject to a greater risk of default than secured loans, especially during periods of deteriorating economic conditions. Unsecured loans also have a greater risk of nonpayment in the event of a default than secured loans because there is no recourse for the lender to collateral. Senior loans in which a Fund may invest may be made in order to finance highly leveraged corporate transactions. The highly leveraged capital structure of the borrowers in such transactions may make such loans especially vulnerable to adverse changes in economic or market conditions. In addition, loan interests may be unrated, and a Fund’s Sub-Adviser(s) may be required to rely exclusively on its analysis of the borrower in determining whether to acquire, or to continue to hold, a loan. Loans may not be considered “securities,” and purchasers, such as a Fund, therefore may not be entitled to rely on the anti-fraud protections of the federal securities laws. To the extent that a Fund invests in loan participations and assignments, it is subject to the risk that the financial institution acting as agent for all interests in a loan might fail financially. It is also possible that a Fund could be held liable, or may be called upon to fulfill other obligations, as a co-lender.
Foreign and Emerging Markets Risk: Foreign securities, including those issued by foreign governments, involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less
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efficient trading markets; social, political, diplomatic or economic instability; trade barriers and other protectionist trade policies (including those of the United States); fluctuations in foreign currencies or currency redenomination; potential for default on sovereign debt; nationalization or expropriation of assets; settlement, custodial or other operational risks; higher transaction costs; confiscatory withholding or other taxes; and less stringent auditing, corporate disclosure, governance and legal standards. A Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities. In addition, key information about the issuer, the markets or the local government or economy may be unavailable, incomplete or inaccurate. As a result, foreign securities may fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. World markets, or those in a particular region, may all react in similar fashion to important economic or political developments. In addition, securities issued by U.S. entities with substantial foreign operations may involve risks relating to political, economic or regulatory conditions in foreign countries, as well as currency exchange rates.
Investing in emerging markets countries involves risks in addition to and greater than those generally associated with investing in more developed foreign countries. The governments of emerging markets countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country and/or impose burdensome taxes that could adversely affect security prices. Also, there may be less publicly available information about emerging markets than would be available in more developed capital markets, and such issuers may not be subject to legal, accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. In certain countries with emerging capital markets, reporting standards vary widely. As a result, traditional investment measurements used in the U.S. may not be applicable. In addition, the economies of emerging markets countries may be dependent on relatively few industries that are more susceptible to local and global changes, and may suffer from extreme and volatile debt burdens or inflation rates. Securities markets in emerging markets countries are also relatively small and have substantially lower trading volumes. As a result, securities of issuers in emerging markets countries may be more volatile and less liquid than securities of issuers in foreign countries with more developed economies or markets. In times of market stress, regulatory authorities of different emerging markets countries may apply varying techniques and degrees of intervention, which can have an effect on prices and may require that a Fund fair value its holdings in those countries.
Securities of issuers traded on exchanges may be suspended, either by the issuers themselves, by an exchange or by governmental authorities. The likelihood of such suspensions may be higher for securities of issuers in emerging or less-developed markets’ countries than in countries with more developed markets. Trading suspensions may be applied from time to time to the securities of individual issuers for reasons specific to that issuer, or may be applied broadly by exchanges or governmental authorities in response to market events. Suspensions may last for significant periods of time, during which trading in the securities and in instruments that reference the securities, such as derivative instruments, may be halted. In the event that a Fund holds material positions in such suspended securities or instruments, a Fund’s ability to liquidate its positions or provide liquidity to investors may be compromised, and a Fund could incur significant losses.
In addition, foreign markets may perform differently than the U.S. market. Over a given period of time, foreign securities may underperform U.S. securities — sometimes for years. A Fund could also underperform if it invests in countries or regions whose economic performance falls short. To the extent that a Fund invests a portion of its assets in one country, state, region or currency, an adverse economic, business or political development may affect the value of the Fund’s investments more than if its investments were not so invested.
Emerging markets may also have differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments. Sometimes, they may lack or be in the relatively early development of legal structures governing private and foreign investments and private property. The ability to bring and enforce actions in emerging market countries may be limited and shareholder claims may be difficult or impossible to pursue. In addition to withholding taxes on investment income, some countries with emerging markets may impose differential capital gains taxes on foreign investors. Practices in relation to settlement of securities transactions in emerging markets involve higher risks than those in developed markets, in part because a Fund will need to use brokers and counterparties that are less well capitalized, and custody and registration of assets in some countries may be unreliable compared to developed markets. The possibility of fraud, negligence, undue influence being exerted by the issuer or refusal to recognize that ownership exists in some emerging markets, and, along with other factors, could result in ownership registration being completely lost. A Fund would absorb any loss resulting from such registration problems and may have no successful claim for compensation. In addition, communications between the United States and emerging market countries may be
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unreliable, increasing the risk of delayed settlements or losses of security certificates. The effect of economic instability on specific foreign markets or issuers may be difficult to predict or evaluate. Some national economies continue to show profound instability, which may in turn affect their international trading and financial partners or other members of their currency bloc.
Foreign Currency Tax Risk: As a regulated investment company, a Fund must derive at least 90% of its gross income for each taxable year from sources treated as qualifying income under the Internal Revenue Code of 1986, as amended (the “Code”). The Funds treat foreign currency gains as qualifying income. You should be aware, however, that the U.S. Treasury Department has statutory authority to issue regulations excluding from the definition of qualifying income foreign currency gains not directly related to an underlying fund’s business of investing in securities (e.g., for purposes other than hedging an underlying fund’s exposure to foreign currencies). As of the date of this prospectus, no regulations have been issued pursuant to this authorization. Such regulations, if issued, may result in a Fund being unable to qualify as a regulated investment company for one or more years. In this event, the Board of Directors may authorize a significant change in investment strategy or other action. Additionally, the Internal Revenue Service has not issued any guidance on how to apply the asset diversification test to foreign currency positions. Any determination by the Internal Revenue Service as to how to do so might differ from that of a Fund and may result in a Fund paying additional tax or a Fund’s failure to qualify as a regulated investment company. In lieu of potential disqualification, a Fund is permitted to pay a tax for certain failures to satisfy the asset diversification test or income requirement, which, in general, are limited to those due to reasonable cause and not willful neglect. The lack of guidance provided by the Internal Revenue Service may be taken into account in determining whether any such failure is due to reasonable cause and not willful neglect. For more information, please see the “Taxation” section in the SAI.
Funds of Funds: In managing the Target Date Funds and the Target Risk Funds (collectively, the “Funds of Funds”), the Adviser has the authority to select and substitute Select Funds in which to invest. The Adviser is compensated by the Funds of Funds and by the Select Funds for advisory services provided. The Adviser is subject to conflicts of interest in allocating the Funds of Funds’ assets both because the fees payable to a Fund of Funds by Select Funds differ and because the Adviser is responsible for managing the Select Funds (i.e., the Adviser may have incentive to increase assets under management in a Select Fund or to support a particular investment strategy in a Select Fund).
In addition to the fees directly associated with the Funds of Funds, these Funds will indirectly bear the fees of the Select Funds in which they invest. An investor may invest directly in the Select Funds. Therefore, an investor may be able to realize lower aggregate expenses by investing directly in the Select Funds instead of in the Funds of Funds. However, an investor who chooses to invest directly in the Select Funds would not receive the asset allocation and rebalancing services provided by the Adviser.
Finally, the Adviser's authority to allocate investments among affiliated funds creates conflicts of interest. For example, investing in affiliated funds could cause the Funds of Funds to incur higher fees.
High Portfolio Turnover Risk: Portfolio turnover measures how frequently securities held by a Fund are bought and sold. Portfolio turnover rates for the Select Funds may be somewhat higher than the rates of other similar mutual funds that have a single manager. Each of the Select Funds’ Sub-Advisers makes decisions to buy or sell securities independently from other Sub-Advisers based on the Sub-Adviser’s adherence to its stated investment strategies, as directed by the Adviser, and compliance with the relevant Fund’s investment objective, policies and limitations. Thus, one Sub-Adviser to a Fund could decide to sell a security when another Sub-Adviser to the Fund decides to purchase the same security, thereby increasing a Fund’s portfolio turnover rate. When a Select Fund replaces a Sub-Adviser, the new Sub-Adviser may restructure the portfolio account, which may result in high profile turnover and increased transaction costs. In addition, portfolio turnover may be attributable to a change in circumstances of a particular company or within a particular industry or in general market, economic or financial conditions. Higher portfolio turnover rates (100% or more) may result in higher levels of realized gains or losses and/or may increase expenses. Tax effects and trading costs associated with portfolio turnover may result in lower investment returns. Additional information on the Funds’ portfolio turnover can be found in the section entitled “Financial Highlights.”
Impact Investing: Impact investing involves seeking investments in securities in order to generate positive impact in accordance with the Adviser’s Christian values, alongside financial returns. The Adviser utilizes its impact framework to assess whether its investments with nonprofit organizations and funds, and a Sub-Adviser’s investments in companies and government securities, effectively promote the Adviser's three impact themes:
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Sanctity of Life and Spreading the Gospel: Investing in organizations that seek to protect life, enhance living conditions and proclaim the Gospel;
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Human Dignity and Advancement: Investing in organizations that seek to improve health care and provide advancements in technology, education and employment training; and
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Stewardship of God's Creation: Investing in organizations that seek to enhance the efficiency and accessibility of life-sustaining resources such as water and land.
When selecting investments, the Adviser and/or a Sub-Adviser may consider the proportion of a company's revenues or business activities that advance one or more of these impact themes, the extent to which a company's products or services address unmet needs (e.g., the extent to which products and services promote decent work and economic growth, good health and well-being, quality education, reduced inequalities, affordable and clean energy and responsible consumption and production) and the extent to which the impact a company achieves over time can be quantified.
A Fund’s impact investing criteria could cause it to perform differently compared to funds that do not apply such criteria. The application of impact investing criteria carries the risk that, under certain market conditions, a Fund may not be able to take advantage of certain investment opportunities due to that criteria, which may adversely affect investment performance. In evaluating an investment, the Adviser or a Sub-Adviser is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could adversely affect the analysis of the impact investing factors relevant to a particular investment.
In addition, there is a risk that the securities identified by the impact criteria do not operate as expected in achieving the expected impact. A security’s performance under the impact criteria or the Adviser’s or a Sub-Adviser’s assessment of a security’s performance under the impact criteria could vary over time, which could cause a Fund to be temporarily invested in one or more companies that do not comply with a Fund’s approach towards impact investing. There are significant differences in interpretations of what it means for a security to achieve a positive impact. Successful application of a Fund’s impact investing strategy will depend upon the Adviser’s and each Sub-Adviser’s skill in properly identifying, analyzing and/or evaluating impact investing issues. The Adviser’s or a Sub-Adviser's definition of impact investing or security selection criteria could vary over time, which could cause a Fund to be temporarily invested in one or more companies that do not comply with a Fund’s approach towards impact investing. There is no guarantee that the Adviser’s or a Sub-Adviser's definition of impact investing, security selection criteria or investment judgment will reflect the beliefs or values of any particular investor.
Inflation-Linked Debt Securities: Inflation-linked debt securities are debt securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-linked debt securities will be adjusted downward, and consequently, the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Conversely, if the index measure of inflation rises, the principal value of inflation-linked debt securities will be adjusted upward, and consequently, the interest payable on these securities (calculated with respect to a larger principal amount) will be increased.
Information Technology Sector Risk: Companies operating within the information technology sector may be affected by worldwide technological developments, the success of their products and services (which may be outdated quickly), anticipated products or services that are delayed or cancelled and investor perception of the company and/or its products or services. These companies typically face intense competition and potentially rapid product obsolescence. They may also have limited product lines, markets, financial resources or personnel. Technology companies are also heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. There can be no assurance these companies will be able to successfully protect their intellectual property to prevent the misappropriation of their technology, or that competitors will not develop technology that is substantially similar or superior to such companies’ technology. These companies typically engage in significant amounts of spending on research and development, and there is no guarantee that the products or services produced by these companies will be successful. Technology companies are also potential targets for cyberattacks, which can have a materially adverse impact on the performance of these companies. The customers and/or suppliers of technology companies may be concentrated in a particular country, region or industry. Any adverse event affecting one of these countries, regions or industries could have a negative impact on these companies.
Initial Public Offerings: The market value of shares issued in an initial public offering (“IPO”) will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When a Fund’s asset base is small, a significant portion of a Fund’s performance could be
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attributable to investments in IPOs, because such investments could have a magnified impact on a Fund. As a Fund’s assets grow, the effect of a Fund’s investments in IPOs on a Fund’s performance will likely decline, which could reduce a Fund’s performance.
Interest Rate Risk: In general, the value of investments with interest rate risk, such as debt securities or income-oriented equity securities that pay dividends, will move in the direction opposite to movements in interest rates. If interest rates rise, the value of such securities may decline. Interest rates may change in response to the supply and demand for credit, changes to government monetary policy and other initiatives and other factors. Debt securities have varying levels of sensitivity to changes in interest rates. Typically, the longer the maturity (i.e., the term of a debt security) or duration (i.e., a measure of the sensitivity of a debt security to changes in market interest rates, based on the entire cash flow associated with the security) of a debt security, the greater the effect a change in interest rates could have on the security’s price. Thus, the sensitivity of a Fund’s debt securities to interest rate risk will increase with any increase in the duration of those securities. Short-term securities tend to react to changes in short-term interest rates, and long-term securities tend to react to changes in long-term interest rates. The link between interest rates and debt security prices tends to be weaker with lower-rated debt securities than with investment grade debt securities. Fluctuations in interest rates may affect the liquidity of fixed income securities and instruments held by a Fund.
Large Shareholder Transactions Risk: Shares held by large shareholders, including institutional accounts managed by the Adviser’s affiliates, as well as shares held by other Funds, may from time to time represent a substantial portion of a Fund’s assets. Accordingly, a Fund is subject to the potential for large-scale inflows and outflows as a result of purchases and redemptions of its shares by such large shareholders. While it is impossible to predict the overall effect of these transactions over time, there could be an adverse impact on a Fund’s performance. In the event of such redemptions or investments, a Fund could be required to sell securities or to invest cash at a time when it may not otherwise desire to do so. Redemptions by these shareholders, or a high volume of redemption requests generally, may further increase a Fund’s liquidity risk and may, in the case of the Money Market Fund, impact the Fund’s ability to maintain a $1.00 share price. Such transactions may increase a Fund’s brokerage and/or other transaction costs and affect the liquidity of a Fund’s portfolio. In addition, when funds of funds (e.g., the Target Date Funds or the Target Risk Funds) or other investors own a substantial portion of a Fund’s shares, a large redemption by such an investor could cause actual expenses to increase, or could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in a Fund’s expense ratio. Redemptions of Fund shares could also accelerate a Fund’s realization of capital gains (which would be taxable to its shareholders when distributed to them) if sales of securities needed to fund the redemptions result in net capital gains. The impact of these transactions is likely to be greater when a Fund of Funds or other significant investor purchases, redeems or owns a substantial portion of a Fund’s shares. A high volume of redemption requests can impact a Fund the same way as the transactions of a single shareholder with substantial investments.
Liquidity Risk: Certain investments may be difficult or impossible to sell at a time or price most favorable to a Fund, which could decrease the overall level of the Fund’s liquidity and its ability to sell securities to meet redemptions. There is also a risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests or other reasons. A Fund may invest in securities or instruments that trade in lower volumes and may make investments that are less liquid than other investments. Also, a Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. Investments that are illiquid or that trade in lower volumes may be more difficult to value. When there is no willing buyer and investments cannot be readily sold at the desired time or price, a Fund may have to accept a lower price or may not be able to sell the security or instrument at all. An inability to sell one or more portfolio positions can adversely affect a Fund’s value or prevent a Fund from being able to take advantage of other investment opportunities.
To the extent that the traditional dealer counterparties that engage in fixed income trading do not maintain inventories of bonds (which provide an important indication of their ability to “make markets”) that keep pace with the growth of the bond markets over time, relatively low levels of dealer inventories could lead to decreased liquidity and increased volatility in the fixed income markets. Additionally, market participants other than a Fund may attempt to sell fixed income holdings at the same time as the Fund, which could cause downward pricing pressure and contribute to illiquidity.
To the extent that a Fund invests in below-investment grade fixed income securities, small- and mid-capitalization stocks, real estate investment trusts (“REITs”), interval funds, private funds, similar pooled investment vehicles and emerging country issuers, it may be especially subject to the risk that during certain periods, the liquidity of particular issuers or industries, or all
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securities within a particular investment category, may shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions, whether or not accurate.
Manager of Managers: With respect to the Select Funds, the Adviser is a “manager of managers.” The Adviser may allocate a Select Fund’s assets among multiple Sub-Advisers, each of which is responsible for investing its allocated portion of the Fund’s assets. The Adviser continuously monitors the performance and operations of the Sub-Advisers and the allocation of the assets of certain Select Funds among them. The Adviser is active in the selection of Sub-Advisers as well. To a significant extent, a Select Fund’s performance will depend on the success of the Adviser in allocating the Fund’s assets to Sub-Advisers and its selection and oversight of the Sub-Advisers. Because each Sub-Adviser manages its allocated portion of a Select Fund independently from another Sub-Adviser, the same security may be held in different portions of the Fund, or may be acquired for one portion of the Fund at a time when a Sub-Adviser to another portion deems it appropriate to dispose of the security from that other portion, resulting in higher expenses without accomplishing any net result in the Fund’s holdings. Similarly, under some market conditions, one Sub-Adviser may believe that temporary, defensive investments in short-term instruments or cash are appropriate when another Sub-Adviser believes continued exposure to the equity or fixed income markets is appropriate for its allocated portion of the Fund. Because each Sub-Adviser directs the trading for its own portion of a Select Fund and does not aggregate its transactions with those of the other Sub-Adviser(s), a Select Fund may incur higher brokerage costs than would be the case if a single Sub-Adviser were managing the entire Fund. In addition, while the Adviser seeks to allocate a Select Fund’s assets among the Fund’s Sub-Advisers in a manner that it believes is consistent with achieving the Fund’s investment objective, the Adviser may be subject to potential conflicts of interest in allocating the Fund’s assets among Sub-Advisers, to the extent that such activity could impact the Adviser’s revenues and profits. Each Select Fund pays its Sub-Advisers directly. In the case of a Fund with multiple Sub-Advisers, the actual overall management fee of the Fund may change from time to time based on the allocation of the Fund’s assets to its Sub-Advisers, which may charge different sub-advisory fees. Accordingly, changes in asset allocations among a Fund’s Sub-Advisers may result in an increase or a decrease in the Fund’s actual operating expenses. Similarly, termination of a Sub-Adviser or addition of a new Sub-Adviser may result in changes to actual operating expenses. The assets of multiple Funds or other accounts may be aggregated for purposes of calculating breakpoints in sub-advisory fees. Therefore, the Adviser’s decision to increase or decrease the amount of Fund assets allocated to a particular Sub-Adviser also may serve to lower or increase, respectively, the sub-advisory fee (and therefore the actual overall management fee) of another Fund that aggregates its assets with the Fund. The Adviser is a fiduciary for the shareholders of the Funds and must put their interests ahead of its own interests (or the interests of its affiliates). When recommending the appointment or continued service of a Sub-Adviser, consistent with its fiduciary duties, the Adviser relies primarily on its analysis of qualitative and quantitative factors to act in a manner that it determines to be in the best interests of the Funds.
Mortgage- and Asset-Backed Securities Risk: A mortgage-backed security (“MBS”) may be an obligation of the issuer backed by a mortgage or pool of mortgages or a direct interest in an underlying pool of mortgages. Some MBSs make payments of both principal and interest at a variety of intervals; others make semiannual interest payments at a predetermined rate and repay principal at maturity (like a typical bond). MBSs are based on different types of mortgages including those on commercial real estate or residential properties.
Asset-backed securities (“ABSs”) have structural characteristics similar to MBSs. However, the underlying assets are not first lien mortgage loans or interests therein but include assets such as motor vehicle installment sales contracts, other installment sales contracts, home equity loans, leases of various types of real and personal property and receivables from revolving credit (credit card) agreements. Such assets are securitized through the use of trusts or special purpose corporations. Payments or distributions of principal and interest may be guaranteed up to a certain amount and for a certain time period by a letter of credit or pool insurance policy issued by a financial institution unaffiliated with the issuer, or other credit enhancements may be present.
A Fund is subject to the risk that the principal on MBSs and ABSs held by a Fund may be prepaid, which generally will reduce the yield and market value of these securities. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain MBSs and ABSs. If interest rates fall, the rate of prepayments tends to increase as borrowers are motivated to pay off debt and refinance at new lower rates. An increased rate of prepayments on a Fund’s MBSs and ABSs will result in a loss of interest income to a Fund as the Fund may be required to reinvest assets at a lower interest rate. When interest rates rise, borrowers are less likely to prepay their mortgage loans. A decreased rate of prepayments lengthens the expected maturity of a MBS. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates. This is known as extension risk. Rising interest rates also may increase the risk of default by borrowers.
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As a result, in a period of rising interest rates, to the extent a Fund holds these types of securities, it may experience additional volatility and losses. A Fund’s investments in other ABSs are subject to risks similar to those associated with MBSs, as well as additional risks associated with the nature of the assets and the servicing of those assets. ABSs may not have the benefit of a security interest in collateral comparable to that of mortgage assets, resulting in additional credit risk.
Declines in the credit quality of and defaults by the issuers of MBSs and ABSs or instability in the markets for such securities may affect the value and liquidity of such securities, which could result in losses to a Fund. If a Fund purchases MBSs or ABSs that are “subordinated” to other interests in the same pool, the Fund as a holder of those securities may receive payments only after the pool’s obligations to other investors have been satisfied. For example, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the Fund as a holder of such subordinated securities, reducing the values of those securities or in some cases rendering them worthless. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. Subprime mortgages refer to loans made to borrowers with blemished credit histories or with a lower capacity to make timely payments on their mortgages.
Municipal Securities Risk: The amount of public information available about municipal securities is generally less than what is available for corporate equities or bonds. Special factors, such as potential legislative changes and state and local economic and business developments, may adversely affect the yield and/or value of the Fund’s investments in municipal securities. Other factors include the general conditions of the municipal securities market, the size of the particular offering, the maturity of the obligation and the rating of the issue. Changes in economic, business or political conditions relating to a particular municipal project, municipality or state in which the Fund invests may have an impact on the Fund’s share price. In addition, the secondary market for certain municipal bonds may not be as developed or liquid as other securities markets, which may adversely affect the Fund’s ability to sell such municipal bonds at attractive prices.
The municipal securities market could be significantly affected by adverse political and legislative changes, as well as uncertainties in the municipal securities market related to taxation or the rights of security holders. Municipal securities backed by current or anticipated revenues from a specific project or specific asset may be adversely impacted by declines in revenue collection from the project or asset. Changes in the financial health of a municipality may make it difficult for it to make interest and principal payments when due. In addition, changes in market conditions and the financial condition of the issuers may adversely affect the yield and value of a Fund’s municipal securities investments.
Non-diversification Risk: The Equity Index Fund, Value Equity Index Fund, Growth Equity Index Fund and International Equity Index Fund are each subject to non-diversification risk. In order to closely track the composition of their respective target indexes, each Fund’s total assets may be invested in multiple issuers representing more than 5% of the Fund’s total assets. As a result, a Fund may become non-diversified under the Investment Company Act of 1940, as amended (the “1940 Act”) although it continues to hold multiple stocks across a number of sectors. The Growth Equity Fund is also subject to non-diversification risk as a result of its non-diversified classification under the 1940 Act. A Fund’s performance may be hurt disproportionately by the poor performance of relatively few stocks, or even a single stock, and a Fund’s shares may experience significant fluctuations in value.
Preferred Stock Risk: A preferred stock may decline in price, or fail to pay dividends when expected, because the issuer experiences a decline in its financial status. In addition to this credit risk, investment in preferred stocks involves certain other risks, including skipping or deferring distributions and redemption in the event of certain legal or tax changes or at the issuer’s call. Preferred stocks are also subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments and, therefore, will be subject to greater credit risk than those debt instruments. Preferred stocks may be significantly less liquid than many other securities, such as U.S. government securities, corporate debt or common stock.
Quantitative Strategy Risk: The Funds may use quantitative mathematical models that rely on patterns inferred from historical prices and other financial data in evaluating prospective investments. However, most quantitative models cannot fully match the complexity of the financial markets, and therefore, sudden unanticipated changes in underlying market conditions can significantly impact the performance of a Fund. Further, as market dynamics shift over time, a previously highly successful model may become outdated. Moreover, there are an increasing number of market participants who rely on quantitative mathematical models. These models may be similar to those used by the Funds, which may result in a substantial number of
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market participants taking the same action with respect to an investment and some of these market participants may be substantially larger than the Funds.
Real Estate Investment Trusts: A REIT is a pooled investment vehicle that invests primarily in income-producing real estate or real estate related loans or interests. A REIT is not subject to federal income tax on its net income and net realized gains that are distributed to its shareholders, provided it complies with certain requirements of the Code. REITs are generally classified as equity REITs, mortgage REITs or hybrid REITs. Equity REITs invest the majority of their assets directly in real property, derive their income primarily from rents and can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both equity REITs and mortgage REITs. REITs and other real estate company securities are subject to, among other risks: declines in property values; defaults by mortgagors or other borrowers and tenants; increases in property taxes and other operating expenses; overbuilding in their sector of the real estate market; fluctuations in rental income; changes in interest rates; lack of availability of mortgage funds or financing; extended vacancies of properties, especially during economic downturns; changes in tax and regulatory requirements; losses due to environmental liabilities; or casualty or condemnation losses. REITs also are dependent upon the skills of their managers and are subject to heavy cash flow dependency or self-liquidation. Domestic REITs could be adversely affected by failure to qualify for tax-free “pass-through” of net income and net realized gains under the Code or to maintain their exemption from registration under the 1940 Act. Foreign REITs could possibly fail to qualify for any beneficial tax treatments available in their local jurisdictions. Failure to meet these requirements may have adverse consequences on a Fund. For example, Japanese REITs (“J-REITs”) are subject to complex tax regulation in Japan and a failure to comply with those requirements could disqualify the J-REIT from special tax benefits and reduce the amount available for distribution to J-REIT investors. The value of REIT common shares may decline when interest rates rise. During periods of high interest rates, REITs and other real estate companies may lose appeal for investors who may be able to obtain higher yields from other income-producing investments. High interest rates may also mean that financing for property purchases and improvements is more costly and difficult to obtain.
Most equity REITs receive a flow of income from property rentals, which, after covering their expenses, they pay to their shareholders in the form of dividends. Equity REITs may be affected by changes in the value of the underlying property they own, while mortgage REITs may be affected by the quality of any credit they extend. REITs and other real estate company securities tend to be small- to mid-cap securities and are subject to the risks of investing in small- to mid-cap securities. Some REIT securities may be preferred stock, which receives preference in the payment of dividends.
Short Selling and Short Positions Risk: The International Equity Fund may establish short positions in stocks of foreign companies with a market value of up to 10% of the Fund’s assets. The Strategic Alternatives Fund may establish short positions in stocks of companies with a market value up to 40% of its assets. The Defensive Market Strategies Fund may establish short positions in stocks of companies with a market value up to 30% of its assets. Each of the Strategic Alternatives Fund and Defensive Market Strategies Fund intends to reinvest the proceeds from its respective short sales by taking additional long positions in stocks. This investment technique is known as “leverage,” which increases risk and may magnify the Strategic Alternative Fund’s and Defensive Market Strategies Fund’s respective gains or losses.
A Fund may engage in short sales and may enter into derivative contracts that have a similar economic effect (e.g., taking a short position in a futures contract). A Fund will incur a loss as a result of a short position if the price of the asset sold short increases in value between the date of the short position sale and the date on which an offsetting position is purchased. Short positions may be considered speculative transactions and involve special risks that could increase losses or reduce gains. Short sales involve greater reliance on an investment adviser’s ability to accurately anticipate the future value of a security or instrument, potentially higher transaction costs and imperfect correlation between the actual and desired level of exposure. Because a Fund’s potential loss on a short position arises from increases in the value of the asset sold short, the extent of such loss, like the price of the asset sold short, is theoretically unlimited. By investing the proceeds received from selling securities short, a Fund could be deemed to be employing a form of leverage, which creates special risks. A Fund’s long positions could decline in value at the same time that the value of the short positions increase, thereby increasing the Fund’s overall potential for loss more than it would be without the use of leverage. Market factors may prevent a Fund from closing out a short position at the most desirable time or at a favorable price. In addition, a lender of securities may request, or market conditions may dictate, that securities sold short be returned to the lender on short notice. If this happens, the Fund may have to buy the securities sold short at an unfavorable price.
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Smaller and Midsize Companies: While smaller and midsize companies may offer substantial opportunities for capital growth, they also involve substantial risks and should be considered speculative. Historically, smaller and midsize company securities have been more volatile in price than larger company securities, especially over the short term. Among the reasons for greater price volatility are the less certain growth prospects of smaller and midsize companies, the lower degree of liquidity in the markets for such securities and the greater sensitivity of smaller and midsize companies to changing economic conditions. In addition, smaller and midsize companies may lack depth of management, be unable to generate funds necessary for growth or development, have limited product lines or be developing or marketing new products or services for which markets are not yet established and may never become established. Smaller and midsize companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying loans, particularly those with floating interest rates. A Fund’s investments in micro-capitalization or start-up funds involve substantial risk of loss, and a Fund will not have operating history to evaluate before investing.
Sovereign Debt Risk: Sovereign debt securities are subject to the risk that a governmental entity may delay or refuse to pay interest or principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the size of the governmental entity’s debt position in relation to the economy, its policy toward international lenders or the failure to put in place economic reforms required by multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There may be no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected. Sovereign debt risk is increased for emerging market issuers. Certain emerging market or developing countries are among the largest debtors to commercial banks and foreign governments. At times, certain emerging market countries have declared moratoria on the payment of principal and interest on external debt.  Certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis that led to defaults and the restructuring of certain indebtedness.
Temporary Defensive Positions: Each Fund (except the Equity Index Fund, Value Equity Index Fund, Growth Equity Index Fund and International Equity Index Fund) may respond to adverse market, economic, political or other conditions by investing up to 100% of its assets in temporary defensive investments. These investments may include cash, shares of the Money Market Fund, high quality short-term debt obligations and other money market instruments. During these periods, a Fund may not meet its investment objective.
Variable Interest Entities: Investments in Chinese companies may be made through a special structure known as “variable interest entities,” or “VIEs.” Under the VIE structure, foreign investors such as the Funds own stock in a shell company rather than direct interests in the VIE, which must be owned by Chinese nationals (including Chinese companies) in order to operate in restricted or prohibited sectors in China. The value of the shell company is derived from its ability to consolidate the VIE into its financial statements based on contractual arrangements that enable the shell company to exert a degree of control over, and accrue economic benefits from, the VIE without formal legal ownership. While the use of VIEs is a longstanding industry practice well known by Chinese officials and regulators, the VIE structure has not been formally recognized under Chinese law and Chinese officials or regulators could withdraw their implicit acceptance of the structure. For investments using a VIE structure, all or most of the value of such an investment depends on the enforceability of the contracts between the listed company and the China-based VIE. It is uncertain whether the contractual arrangements, which may give rise to actual or potential conflicts of interest between the legal owners of the VIE and foreign investors, would be enforced by Chinese courts or arbitration bodies. Prohibitions by the Chinese government on the continued use of VIE structures, or the inability to enforce the underlying contracts from which the shell company derives its value would likely cause the VIE-structured holdings to suffer significant, possibly permanent losses, and in turn, adversely affect the Funds' returns and net asset value.
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Additional Information About Performance Benchmarks
The annual total return of each Fund is compared to broad-based securities market index(es) and/or composite index to assess risk and performance. The following summary provides additional information regarding the index(es) to which each Fund’s performance is compared. Each index is unmanaged and not available for direct investment. The information for each benchmark is as of December 31, 2024.
MyDestination 2015 Fund: The Fund’s performance is compared to the Bloomberg US Aggregate Bond Index, the Bloomberg US Treasury 1-3 Year Index, the Russell 3000® Index and the MSCI ACWI (All Country World Index) ex USA Index - Net.
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The Bloomberg US Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, fixed-rate agency MBS, ABS and commercial MBS (agency and non-agency).
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The Bloomberg US Treasury 1-3 Year Index measures U.S. dollar-denominated, fixed-rate, nominal debt issued by the U.S. Treasury. To be included in the index, securities must have at least one and up to, but not including, three years to maturity.
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The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies designed to represent approximately 98% of the investable U.S. equity market. The Russell 3000® Index is constructed to provide a comprehensive, unbiased and stable barometer of the broad market and is completely reconstituted annually to ensure new and growing equities are included.
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The MSCI ACWI (All Country World Index) ex USA Index - Net captures large and mid cap representation across 22 of 23 developed markets countries (excluding the United States) and 24 emerging markets countries. With 2,058 constituents, the index covers approximately 85% of the global equity opportunity outside the United States. Developed markets countries included in the index are: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. Emerging markets countries included in the index are: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. The index reflects returns that are net of withholding taxes at the maximum rate applicable to non-resident institutional investors who do not benefit from double taxation treaties.
MyDestination 2025 Fund: The Fund's performance is compared to the MSCI ACWI (All Country World Index) Index - Net, the Bloomberg US Treasury 1-3 Year Index, the Bloomberg US Aggregate Bond Index, the Russell 3000® Index and the MSCI ACWI (All Country World Index) ex USA Index - Net.
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The MSCI ACWI (All Country World Index) Index - Net captures large and mid cap representation across 23 developed markets countries and 24 emerging markets countries. With 2,647 constituents, the index covers approximately 85% of the global investable equity opportunity set. Developed markets countries included in the index are: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. Emerging markets countries included in the index are: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. The index reflects returns that are net of withholding taxes at the maximum rate applicable to non-resident institutional investors who do not benefit from double taxation treaties.
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The Bloomberg US Treasury 1-3 Year Index measures U.S. dollar-denominated, fixed-rate, nominal debt issued by the U.S. Treasury. To be included in the index, securities must have at least one and up to, but not including, three years to maturity.
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The Bloomberg US Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, fixed-rate agency MBS, ABS and commercial MBS (agency and non-agency).
●
The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies designed to represent approximately 98% of the investable U.S. equity market. The Russell 3000® Index is constructed to provide a comprehensive, unbiased and stable barometer of the broad market and is completely reconstituted annually to ensure new and growing equities are included.
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The MSCI ACWI (All Country World Index) ex USA Index - Net captures large and mid cap representation across 22 of 23 developed markets countries (excluding the United States) and 24 emerging markets countries. With 2,058 constituents, the
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index covers approximately 85% of the global equity opportunity outside the United States. Developed markets countries included in the index are: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. Emerging markets countries included in the index are: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. The index reflects returns that are net of withholding taxes at the maximum rate applicable to non-resident institutional investors who do not benefit from double taxation treaties.
MyDestination 2035 Fund: The Fund's performance is compared to the MSCI ACWI (All Country World Index) Index - Net, the Bloomberg US Treasury 1-3 Year Index, the Bloomberg US Aggregate Bond Index, the Russell 3000® Index and the MSCI ACWI (All Country World Index) ex USA Index - Net.
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The MSCI ACWI (All Country World Index) Index - Net captures large and mid cap representation across 23 developed markets countries and 24 emerging markets countries. With 2,647 constituents, the index covers approximately 85% of the global investable equity opportunity set. Developed markets countries included in the index are: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. Emerging markets countries included in the index are: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. The index reflects returns that are net of withholding taxes at the maximum rate applicable to non-resident institutional investors who do not benefit from double taxation treaties.
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The Bloomberg US Treasury 1-3 Year Index measures U.S. dollar-denominated, fixed-rate, nominal debt issued by the U.S. Treasury. To be included in the index, securities must have at least one and up to, but not including, three years to maturity.
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The Bloomberg US Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, fixed-rate agency MBS, ABS and commercial MBS (agency and non-agency).
●
The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies designed to represent approximately 98% of the investable U.S. equity market. The Russell 3000® Index is constructed to provide a comprehensive, unbiased and stable barometer of the broad market and is completely reconstituted annually to ensure new and growing equities are included.
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The MSCI ACWI (All Country World Index) ex USA Index - Net captures large and mid cap representation across 22 of 23 developed markets countries (excluding the United States) and 24 emerging markets countries. With 2,058 constituents, the index covers approximately 85% of the global equity opportunity outside the United States. Developed markets countries included in the index are: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. Emerging markets countries included in the index are: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. The index reflects returns that are net of withholding taxes at the maximum rate applicable to non-resident institutional investors who do not benefit from double taxation treaties.
MyDestination 2045 Fund: The Fund's performance is compared to the MSCI ACWI (All Country World Index) Index - Net, the Bloomberg US Treasury 1-3 Year Index, the Bloomberg US Aggregate Bond Index, the Russell 3000® Index and the MSCI ACWI (All Country World Index) ex USA Index - Net.
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The MSCI ACWI (All Country World Index) Index - Net captures large and mid cap representation across 23 developed markets countries and 24 emerging markets countries. With 2,647 constituents, the index covers approximately 85% of the global investable equity opportunity set. Developed markets countries included in the index are: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. Emerging markets countries included in the index are: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. The index reflects returns that are net of withholding taxes at the maximum rate applicable to non-resident institutional investors who do not benefit from double taxation treaties.
200 | GuideStone Funds Prospectus

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The Bloomberg US Treasury 1-3 Year Index measures U.S. dollar-denominated, fixed-rate, nominal debt issued by the U.S. Treasury. To be included in the index, securities must have at least one and up to, but not including, three years to maturity.
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The Bloomberg US Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, fixed-rate agency MBS, ABS and commercial MBS (agency and non-agency).
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The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies designed to represent approximately 98% of the investable U.S. equity market. The Russell 3000® Index is constructed to provide a comprehensive, unbiased and stable barometer of the broad market and is completely reconstituted annually to ensure new and growing equities are included.
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The MSCI ACWI (All Country World Index) ex USA Index - Net captures large and mid cap representation across 22 of 23 developed markets countries (excluding the United States) and 24 emerging markets countries. With 2,058 constituents, the index covers approximately 85% of the global equity opportunity outside the United States. Developed markets countries included in the index are: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. Emerging markets countries included in the index are: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. The index reflects returns that are net of withholding taxes at the maximum rate applicable to non-resident institutional investors who do not benefit from double taxation treaties.
MyDestination 2055 Fund: The Fund's performance is compared to the MSCI ACWI (All Country World Index) Index - Net, the Bloomberg US Treasury 1-3 Year Index, the Bloomberg US Aggregate Bond Index, the Russell 3000® Index and the MSCI ACWI (All Country World Index) ex USA Index - Net.
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The MSCI ACWI (All Country World Index) Index - Net captures large and mid cap representation across 23 developed markets countries and 24 emerging markets countries. With 2,647 constituents, the index covers approximately 85% of the global investable equity opportunity set. Developed markets countries included in the index are: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. Emerging markets countries included in the index are: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. The index reflects returns that are net of withholding taxes at the maximum rate applicable to non-resident institutional investors who do not benefit from double taxation treaties.
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The Bloomberg US Treasury 1-3 Year Index measures U.S. dollar-denominated, fixed-rate, nominal debt issued by the U.S. Treasury. To be included in the index, securities must have at least one and up to, but not including, three years to maturity.
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The Bloomberg US Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, fixed-rate agency MBS, ABS and commercial MBS (agency and non-agency).
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The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies designed to represent approximately 98% of the investable U.S. equity market. The Russell 3000® Index is constructed to provide a comprehensive, unbiased and stable barometer of the broad market and is completely reconstituted annually to ensure new and growing equities are included.
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The MSCI ACWI (All Country World Index) ex USA Index - Net captures large and mid cap representation across 22 of 23 developed markets countries (excluding the United States) and 24 emerging markets countries. With 2,058 constituents, the index covers approximately 85% of the global equity opportunity outside the United States. Developed markets countries included in the index are: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. Emerging markets countries included in the index are: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. The index reflects returns that are net of withholding taxes at the maximum rate applicable to non-resident institutional investors who do not benefit from double taxation treaties.
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Conservative Allocation Fund: The Fund’s performance is compared to the Bloomberg US Aggregate Bond Index, the Bloomberg US Treasury 1-3 Year Index, the Russell 3000® Index, the MSCI ACWI (All Country World Index) ex USA Index - Net and a Composite Index.
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The Bloomberg US Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, fixed-rate agency MBS, ABS and commercial MBS (agency and non-agency).
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The Bloomberg US Treasury 1-3 Year Index measures U.S. dollar-denominated, fixed-rate, nominal debt issued by the U.S. Treasury. To be included in the index, securities must have at least one and up to, but not including, three years to maturity.
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The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies designed to represent approximately 98% of the investable U.S. equity market. The Russell 3000® Index is constructed to provide a comprehensive, unbiased and stable barometer of the broad market and is completely reconstituted annually to ensure new and growing equities are included.
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The MSCI ACWI (All Country World Index) ex USA Index - Net captures large and mid cap representation across 22 of 23 developed markets countries (excluding the United States) and 24 emerging markets countries. With 2,058 constituents, the index covers approximately 85% of the global equity opportunity outside the United States. Developed markets countries included in the index are: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. Emerging markets countries included in the index are: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. The index reflects returns that are net of withholding taxes at the maximum rate applicable to non-resident institutional investors who do not benefit from double taxation treaties.
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The Composite Index shows how the Fund’s performance compares with the returns of an index constructed by the Adviser as a composite of various broad-based market indexes to reflect the market sectors in which the Fund invests. The percentage allocations to the broad-based market indexes comprising the Composite Index are intended to correspond to the Fund’s investment allocation, as represented by the Fund’s investment in the Select Funds. The Composite Index is 49.00% Bloomberg US Treasury 1-3 Year Index, 16.00% Bloomberg US Aggregate Bond Index, 5.00% Bloomberg US Treasury Bills: 1-3 Months Index, 21.00% Russell 3000® Index, 1.00% FTSE EPRA Nareit Developed Index and 8.00% MSCI ACWI (All Country World Index) ex USA Index. The weightings of the Fund's Composite Index were modified effective November 30, 2020, and therefore, the weightings of the underlying indexes and/or the underlying indexes were different than the current composite prior to that date. Composite Index performance represents the Fund's current composite linked with its previous composite.
The blended returns are calculated by the Adviser (an affiliate of GuideStone Financial Resources) using end of day index level values licensed from MSCI (“MSCI Data”). For the avoidance of doubt, MSCI is not the benchmark “administrator” for, or a “contributor”, “submitter” or “supervised contributor” to, the blended returns, and the MSCI Data is not considered a “contribution” or “submission” in relation to the blended returns, as those terms may be defined in any rules, laws, regulations, legislation or international standards. MSCI Data is provided “AS IS” without warranty or liability and no copying or distribution is permitted.  MSCI does not make any representation regarding the advisability of any investment or strategy and does not sponsor, promote, issue, sell or otherwise recommend or endorse any investment or strategy, including any financial products or strategies based on, tracking or otherwise utilizing any MSCI Data, models, analytics or other materials or information.
Balanced Allocation Fund: The Fund's performance is compared to the MSCI ACWI (All Country World Index) Index - Net, the Bloomberg US Aggregate Bond Index, the Russell 3000® Index, the MSCI ACWI (All Country World Index) ex USA Index - Net and a Composite Index.
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The MSCI ACWI (All Country World Index) Index - Net captures large and mid cap representation across 23 developed markets countries and 24 emerging markets countries. With 2,647 constituents, the index covers approximately 85% of the global investable equity opportunity set. Developed markets countries included in the index are: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. Emerging markets countries included in the index are: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India,
202 | GuideStone Funds Prospectus

Indonesia, Korea, Kuwait, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. The index reflects returns that are net of withholding taxes at the maximum rate applicable to non-resident institutional investors who do not benefit from double taxation treaties.
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The Bloomberg US Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, fixed-rate agency MBS, ABS and commercial MBS (agency and non-agency).
●
The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies designed to represent approximately 98% of the investable U.S. equity market. The Russell 3000® Index is constructed to provide a comprehensive, unbiased and stable barometer of the broad market and is completely reconstituted annually to ensure new and growing equities are included.
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The MSCI ACWI (All Country World Index) ex USA Index - Net captures large and mid cap representation across 22 of 23 developed markets countries (excluding the United States) and 24 emerging markets countries. With 2,058 constituents, the index covers approximately 85% of the global equity opportunity outside the United States. Developed markets countries included in the index are: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. Emerging markets countries included in the index are: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. The index reflects returns that are net of withholding taxes at the maximum rate applicable to non-resident institutional investors who do not benefit from double taxation treaties.
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The Composite Index shows how the Fund’s performance compares with the returns of an index constructed by the Adviser as a composite of various broad-based market indexes to reflect the market sectors in which the Fund invests. The percentage allocations to the broad-based market indexes comprising the Composite Index are intended to correspond to the Fund’s investment allocation, as represented by the Fund’s investment in the Select Funds. The Composite Index is 43.50% Bloomberg US Aggregate Bond Index, 4.00% Bloomberg US Treasury Bills: 1-3 Months Index, 34.50% Russell 3000® Index, 2.00% FTSE EPRA Nareit Developed Index and 16.00% MSCI ACWI (All Country World Index) ex USA Index. The weightings of the Fund's Composite Index were modified effective November 30, 2020, and therefore, the weightings of the underlying indexes and/or the underlying indexes were different than the current composite prior to that date. Composite Index performance represents the Fund's current composite linked with its previous composite.
The blended returns are calculated by the Adviser (an affiliate of GuideStone Financial Resources) using end of day index level values licensed from MSCI (“MSCI Data”). For the avoidance of doubt, MSCI is not the benchmark “administrator” for, or a “contributor”, “submitter” or “supervised contributor” to, the blended returns, and the MSCI Data is not considered a “contribution” or “submission” in relation to the blended returns, as those terms may be defined in any rules, laws, regulations, legislation or international standards. MSCI Data is provided “AS IS” without warranty or liability and no copying or distribution is permitted.  MSCI does not make any representation regarding the advisability of any investment or strategy and does not sponsor, promote, issue, sell or otherwise recommend or endorse any investment or strategy, including any financial products or strategies based on, tracking or otherwise utilizing any MSCI Data, models, analytics or other materials or information.
Moderately Aggressive Allocation Fund: The Fund's performance is compared to the MSCI ACWI (All Country World Index) Index - Net, the Bloomberg US Aggregate Bond Index, the Russell 3000® Index, the MSCI ACWI (All Country World Index) ex USA Index - Net and a Composite Index.
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The MSCI ACWI (All Country World Index) Index - Net captures large and mid cap representation across 23 developed markets countries and 24 emerging markets countries. With 2,647 constituents, the index covers approximately 85% of the global investable equity opportunity set. Developed markets countries included in the index are: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. Emerging markets countries included in the index are: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. The index reflects returns that are net of withholding taxes at the maximum rate applicable to non-resident institutional investors who do not benefit from double taxation treaties.
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The Bloomberg US Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, fixed-rate agency MBS, ABS and commercial MBS (agency and non-agency).
●
The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies designed to represent approximately 98% of the investable U.S. equity market. The Russell 3000® Index is constructed to provide a comprehensive, unbiased and stable barometer of the broad market and is completely reconstituted annually to ensure new and growing equities are included.
●
The MSCI ACWI (All Country World Index) ex USA Index - Net captures large and mid cap representation across 22 of 23 developed markets countries (excluding the United States) and 24 emerging markets countries. With 2,058 constituents, the index covers approximately 85% of the global equity opportunity outside the United States. Developed markets countries included in the index are: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. Emerging markets countries included in the index are: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. The index reflects returns that are net of withholding taxes at the maximum rate applicable to non-resident institutional investors who do not benefit from double taxation treaties.
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The Composite Index shows how the Fund’s performance compares with the returns of an index constructed by the Adviser as a composite of various broad-based market indexes to reflect the market sectors in which the Fund invests. The percentage allocations to the broad-based market indexes comprising the Composite Index are intended to correspond to the Fund’s investment allocation, as represented by the Fund’s investment in the Select Funds. The Composite Index is 19.50% Bloomberg US Aggregate Bond Index, 2.50% Bloomberg US Treasury Bills: 1-3 Months Index, 47.00% Russell 3000® Index, 3.00% FTSE EPRA Nareit Developed Index - Net and 28.00% MSCI ACWI (All Country World Index) ex USA Index - Net. The weightings of the Fund's Composite Index were modified effective November 30, 2020, and therefore, the weightings of the underlying indexes and/or the underlying indexes were different than the current composite prior to that date. Composite Index performance represents the Fund's current composite linked with its previous composite. The index reflects returns that are net of withholding taxes at the maximum rate applicable to non-resident institutional investors who do not benefit from double taxation treaties.
The blended returns are calculated by the Adviser (an affiliate of GuideStone Financial Resources) using end of day index level values licensed from MSCI (“MSCI Data”). For the avoidance of doubt, MSCI is not the benchmark “administrator” for, or a “contributor”, “submitter” or “supervised contributor” to, the blended returns, and the MSCI Data is not considered a “contribution” or “submission” in relation to the blended returns, as those terms may be defined in any rules, laws, regulations, legislation or international standards. MSCI Data is provided “AS IS” without warranty or liability and no copying or distribution is permitted.  MSCI does not make any representation regarding the advisability of any investment or strategy and does not sponsor, promote, issue, sell or otherwise recommend or endorse any investment or strategy, including any financial products or strategies based on, tracking or otherwise utilizing any MSCI Data, models, analytics or other materials or information.
Aggressive Allocation Fund: The Fund’s performance is compared to the MSCI ACWI (All Country World Index) Index - Net, the Russell 3000® Index, the MSCI ACWI (All Country World Index) ex USA Index - Net and a Composite Index.
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The MSCI ACWI (All Country World Index) Index - Net captures large and mid cap representation across 23 developed markets countries and 24 emerging markets countries. With 2,647 constituents, the index covers approximately 85% of the global investable equity opportunity set. Developed markets countries included in the index are: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. Emerging markets countries included in the index are: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. The index reflects returns that are net of withholding taxes at the maximum rate applicable to non-resident institutional investors who do not benefit from double taxation treaties.
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The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies designed to represent approximately 98% of the investable U.S. equity market. The Russell 3000® Index is constructed to provide a comprehensive, unbiased and stable barometer of the broad market and is completely reconstituted annually to ensure new and growing equities are included.
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The MSCI ACWI (All Country World Index) ex USA Index - Net captures large and mid cap representation across 22 of 23 developed markets countries (excluding the United States) and 24 emerging markets countries. With 2,058 constituents, the index covers approximately 85% of the global equity opportunity outside the United States. Developed markets countries included in the index are: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. Emerging markets countries included in the index are: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. The index reflects returns that are net of withholding taxes at the maximum rate applicable to non-resident institutional investors who do not benefit from double taxation treaties.
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The Composite Index shows how the Fund’s performance compares with the returns of an index constructed by the Adviser as a composite of various broad-based market indexes to reflect the market sectors in which the Fund invests. The percentage allocations to the broad-based market indexes comprising the Composite Index are intended to correspond to the Fund’s investment allocation, as represented by the Fund’s investment in the Select Funds. The Composite Index is 60.00% Russell 3000® Index and 40.00% MSCI ACWI (All Country World Index) ex USA Index - Net. The Fund's Composite Index was modified effective December 1, 2012, and therefore, the weightings of the underlying indexes were different than the current composite weightings prior to that date. Composite Index performance represents the Fund's current composite linked with its previous composite. The index reflects returns that are net of withholding taxes at the maximum rate applicable to non-resident institutional investors who do not benefit from double taxation treaties. The index reflects returns that are net of withholding taxes at the maximum rate applicable to non-resident institutional investors who do not benefit from double taxation treaties.
The blended returns are calculated by the Adviser (an affiliate of GuideStone Financial Resources) using end of day index level values licensed from MSCI (“MSCI Data”). For the avoidance of doubt, MSCI is not the benchmark “administrator” for, or a “contributor”, “submitter” or “supervised contributor” to, the blended returns, and the MSCI Data is not considered a “contribution” or “submission” in relation to the blended returns, as those terms may be defined in any rules, laws, regulations, legislation or international standards. MSCI Data is provided “AS IS” without warranty or liability and no copying or distribution is permitted.  MSCI does not make any representation regarding the advisability of any investment or strategy and does not sponsor, promote, issue, sell or otherwise recommend or endorse any investment or strategy, including any financial products or strategies based on, tracking or otherwise utilizing any MSCI Data, models, analytics or other materials or information.
Money Market Fund: The Fund’s performance is compared to the Bloomberg US Treasury Bills: 1-3 Months Index.
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The Bloomberg US Treasury Bills: 1-3 Months Index tracks the market for treasury bills issued by the U.S. government with time to maturity between one and three months. U.S. Treasury bills are issued in fixed maturity terms of four, eight, 13, 17, 26 and 52 weeks.
Low-Duration Bond Fund: The Fund’s performance is compared to the Bloomberg US Aggregate Bond Index and the Bloomberg US Treasury 1-3 Year Index.
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The Bloomberg US Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, fixed-rate agency MBS, ABS and commercial MBS (agency and non-agency).
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The Bloomberg US Treasury 1-3 Year Index measures U.S. dollar-denominated, fixed-rate, nominal debt issued by the U.S. Treasury. To be included in the index, securities must have at least one and up to, but not including, three years to maturity.
Medium-Duration Bond Fund: The Fund’s performance is compared to the Bloomberg US Aggregate Bond Index.
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The Bloomberg US Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, fixed-rate agency MBS, ABS and commercial MBS (agency and non-agency).
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Global Bond Fund: The Fund’s performance is compared to the Bloomberg Global Aggregate Index, the Bloomberg US Corporate High Yield 2% Issuer Capped Bond Index, the J.P. Morgan Emerging Markets Bond Index (EMBI) Plus and a Composite Index.
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The Bloomberg Global Aggregate Index is a flagship measure of global investment grade debt from 27 local currency markets. This multi-currency benchmark includes treasury, government-related, corporate and securitized fixed-rate bonds from both developed and emerging markets issuers.
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The Bloomberg US Corporate High Yield 2% Issuer Capped Bond Index is an issuer-constrained version of the flagship US Corporate High Yield Bond Index, which measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. The index follows the same rules as the uncapped version, but limits the exposure of each issuer to 2% of the total market value and redistributes any excess market value index-wide on a pro rata basis.
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The J.P. Morgan Emerging Markets Bond Index (EMBI) Plus tracks liquid, U.S. dollar emerging market fixed and floating-rate debt instruments issued by sovereign entities only. The index is based on the established flagship J.P. Morgan EMBI Global and applies a rules-based filtering to capture liquid investments.
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The Composite Index shows how the Fund’s performance compares with the returns of an index constructed by the Adviser as a composite of various broad-based market indexes to reflect the market sectors in which the Fund invests. The Composite Index is 70% Bloomberg Global Aggregate Index, 15% Bloomberg US Corporate High Yield 2% Issuer Capped Bond Index and 15% J.P. Morgan Emerging Markets Bond Index (EMBI) Plus. The Fund's Composite Index was modified effective May 1, 2020, and therefore, the weightings of the underlying indexes were different than the current composite weightings prior to that date. Composite Index performance represents the Fund's current composite linked with its previous composite.
Strategic Alternatives Fund: The Fund’s performance is compared to the Bloomberg US Aggregate Bond Index and the Bloomberg US Treasury Bills: 1-3 Months Index.
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The Bloomberg US Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, fixed-rate agency MBS, ABS and commercial MBS (agency and non-agency).
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The Bloomberg US Treasury Bills: 1-3 Months Index tracks the market for treasury bills issued by the U.S. government with time to maturity between one and three months. U.S. Treasury bills are issued in fixed maturity terms of four, eight, 13, 17, 26 and 52 weeks.
Defensive Market Strategies Fund: The Fund’s performance is compared to the S&P 500® Index, the Bloomberg US Treasury Bills: 1-3 Months Index and a Composite Index.
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The S&P 500® Index is widely regarded as the best single gauge of large cap U.S. equities. The index includes 500 leading companies and covers approximately 80% of available market capitalization.
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The Bloomberg US Treasury Bills: 1-3 Months Index tracks the market for treasury bills issued by the U.S. government with time to maturity between one and three months. U.S. Treasury bills are issued in fixed maturity terms of four, eight, 13, 17, 26 and 52 weeks.
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The Composite Index shows how the Fund’s performance compares with the returns of an index constructed by the Adviser as a composite of various broad-based market indexes to reflect the market sectors in which the Fund invests. The Composite Index is 50% S&P 500® Index and 50% Bloomberg US Treasury Bills: 1-3 Months Index. The Fund's Composite Index was modified effective November 30, 2020, and therefore, the weightings of the underlying indexes and the underlying indexes were different than the current composite prior to that date. Composite Index performance represents the Fund's current composite linked with its previous composite.
Impact Bond Fund: Fund's performance is compared to the Bloomberg US Aggregate Bond Index.
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The Bloomberg US Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, fixed-rate agency MBS, ABS and commercial MBS (agency and non-agency).
Impact Equity Fund: The Fund's performance is compared to the MSCI ACWI (All Country World Index) Index - Net and the MSCI ACWI Growth Index - Net.
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The MSCI ACWI (All Country World Index) Index - Net captures large and mid cap representation across 23 developed markets countries and 24 emerging markets countries. With 2,647 constituents, the index covers approximately 85% of the global investable equity opportunity set. Developed markets countries included in the index are: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. Emerging markets countries included in the index are: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. The index reflects returns that are net of withholding taxes at the maximum rate applicable to non-resident institutional investors who do not benefit from double taxation treaties.
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The MSCI ACWI Growth Index – Net captures large and mid cap securities exhibiting overall growth style characteristics across 23 developed markets countries and 24 emerging markets countries. The growth investment style characteristics for index construction are defined using five variables: long-term forward earnings per share growth rate, short-term forward earnings per share growth rate, current internal growth rate and long-term historical earnings per share growth trend and long-term historical sales per share growth trend. Developed markets countries included in the index are: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. Emerging markets countries included in the index are: Brazil, Chile, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea Kuwait, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Saudi Arabia, Taiwan, Thailand, Turkey and United Arab Emirates. The index reflects returns that are net of withholding taxes at the maximum rate applicable to non-resident institutional investors who do not benefit from double taxation treaties.
Equity Index Fund: The Fund’s performance is compared to the S&P 500® Index.
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The S&P 500® Index is widely regarded as the best single gauge of large cap U.S. equities. The index includes 500 leading companies and covers approximately 80% of available market capitalization.
Global Real Estate Securities Fund: The Fund’s performance is compared to the MSCI ACWI (All Country World Index) Index - Net and the FTSE EPRA Nareit Developed Index - Net.
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The MSCI ACWI (All Country World Index) Index - Net captures large and mid cap representation across 23 developed markets countries and 24 emerging markets countries. With 2,647 constituents, the index covers approximately 85% of the global investable equity opportunity set. Developed markets countries included in the index are: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. Emerging markets countries included in the index are: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. The index reflects returns that are net of withholding taxes at the maximum rate applicable to non-resident institutional investors who do not benefit from double taxation treaties.
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The FTSE EPRA Nareit Developed Index - Net is designed to track the performance of listed real estate companies and REITS worldwide. By making the index constituents free-float adjusted, liquidity, size and revenue screened, the series is suitable for use as the basis for investment products, such as derivatives and ETFs. The index reflects returns that are net of withholding taxes at the maximum rate applicable to non-resident institutional investors who do not benefit from double taxation treaties.
Value Equity Index Fund: The Fund's performance is compared to the Russell 1000® Index and the Russell 1000® Value Index.
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The Russell 1000® Index measures the performance of the large cap segment of the U.S. equity universe. The Russell 1000® Index is a subset of the Russell 3000® Index, which is designed to represent approximately 98% of the investable U.S. equity market. It includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000® is constructed to provide a comprehensive and unbiased barometer of the large cap segment and is completely reconstituted annually to ensure new and growing equities are included.
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The Russell 1000® Value Index measures the performance of the large cap value segment of the U.S. equity universe. It includes those Russell 1000 companies with relatively lower price-to-book ratios, lower Institutional Brokers’ Estimate
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System (I/B/E/S) forecast medium term (two year) growth and lower sales per share historical growth (five years). The Russell 1000® Value Index is constructed to provide a comprehensive and unbiased barometer for the large cap value segment. The index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect value characteristics.
Value Equity Fund: The Fund’s performance is compared to the Russell 1000® Index and the Russell 1000® Value Index.
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The Russell 1000® Index measures the performance of the large cap segment of the U.S. equity universe. The Russell 1000® Index is a subset of the Russell 3000® Index, which is designed to represent approximately 98% of the investable U.S. equity market. It includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000® is constructed to provide a comprehensive and unbiased barometer of the large cap segment and is completely reconstituted annually to ensure new and growing equities are included.
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The Russell 1000® Value Index measures the performance of the large cap value segment of the U.S. equity universe. It includes those Russell 1000 companies with relatively lower price-to-book ratios, lower Institutional Brokers’ Estimate System (I/B/E/S) forecast medium term (two year) growth and lower sales per share historical growth (five years). The Russell 1000® Value Index is constructed to provide a comprehensive and unbiased barometer for the large cap value segment. The index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect value characteristics.
Growth Equity Index Fund: The Fund's performance is compared to the Russell 1000® Index and the Russell 1000® Growth Index.
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The Russell 1000® Index measures the performance of the large cap segment of the U.S. equity universe. The Russell 1000® Index is a subset of the Russell 3000® Index, which is designed to represent approximately 98% of the investable U.S. equity market. It includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000® is constructed to provide a comprehensive and unbiased barometer of the large cap segment and is completely reconstituted annually to ensure new and growing equities are included.
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The Russell 1000® Growth Index measures the performance of the large cap growth segment of the U.S. equity universe. It includes those Russell 1000 companies with relatively higher price-to-book ratios, higher Institutional Brokers’ Estimate System (I/B/E/S) forecast medium term (two year) growth and higher sales per share historical growth (five years). The Russell 1000® Growth Index is constructed to provide a comprehensive and unbiased barometer for the large cap growth segment. The index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect growth characteristics.
Growth Equity Fund: The Fund’s performance is compared to the Russell 1000® Index and the Russell 1000® Growth Index.
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The Russell 1000® Index measures the performance of the large cap segment of the U.S. equity universe. The Russell 1000® Index is a subset of the Russell 3000® Index, which is designed to represent approximately 98% of the investable U.S. equity market. It includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000® is constructed to provide a comprehensive and unbiased barometer of the large cap segment and is completely reconstituted annually to ensure new and growing equities are included.
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The Russell 1000® Growth Index measures the performance of the large cap growth segment of the U.S. equity universe. It includes those Russell 1000 companies with relatively higher price-to-book ratios, higher Institutional Brokers’ Estimate System (I/B/E/S) forecast medium term (two year) growth and higher sales per share historical growth (five years). The Russell 1000® Growth Index is constructed to provide a comprehensive and unbiased barometer for the large cap growth segment. The index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect growth characteristics.
Small Cap Equity Fund: The Fund’s performance is compared to the Russell 3000® Index and the Russell 2000® Index.
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The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies designed to represent approximately 98% of the investable U.S. equity market. The Russell 3000® Index is constructed to provide a comprehensive, unbiased and stable barometer of the broad market and is completely reconstituted annually to ensure new and growing equities are included.
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The Russell 2000® Index measures the performance of the small cap segment of the U.S. equity universe. The Russell 2000® Index is a subset of the Russell 3000® Index which is designed to represent approximately 98% of the investable U.S. equity market. It includes approximately 2,000 of the smallest securities based on a combination of their market capitalization and current index membership. The Russell 2000® Index is constructed to provide a comprehensive and unbiased small cap barometer and is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the actual small cap opportunity set.
International Equity Index Fund: The Fund’s performance is compared to the MSCI EAFE Index - Net.
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The MSCI EAFE Index - Net is an equity index which captures large and mid cap representation across 21 developed market countries around the world, excluding the United States and Canada. With 694 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. Developed markets countries included in the index are: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. The index reflects returns that are net of withholding taxes at the maximum rate applicable to non-resident institutional investors who do not benefit from double taxation treaties.
International Equity Fund: The Fund’s performance is compared to the MSCI EAFE Index - Net.
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The MSCI EAFE Index - Net is an equity index which captures large and mid cap representation across 21 developed market countries around the world, excluding the United States and Canada. With 694 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. Developed markets countries included in the index are: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. The index reflects returns that are net of withholding taxes at the maximum rate applicable to non-resident institutional investors who do not benefit from double taxation treaties.
Emerging Markets Equity Fund: The Fund’s performance is compared to the MSCI ACWI (All Country World Index) Index - Net and the MSCI Emerging Markets Index - Net.
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The MSCI ACWI (All Country World Index) Index - Net captures large and mid cap representation across 23 developed markets countries and 24 emerging markets countries. With 2,647 constituents, the index covers approximately 85% of the global investable equity opportunity set. Developed markets countries included in the index are: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. Emerging markets countries included in the index are: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. The index reflects returns that are net of withholding taxes at the maximum rate applicable to non-resident institutional investors who do not benefit from double taxation treaties.
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The MSCI Emerging Markets Index - Net captures large and mid cap representation across 24 emerging markets countries. With 1,206 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. Emerging markets countries included in the index are: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. The index reflects returns that are net of withholding taxes at the maximum rate applicable to non-resident institutional investors who do not benefit from double taxation treaties.
Disclaimers:
“Bloomberg®” and the Bloomberg US Treasury 1-3 Year Index, Bloomberg US Treasury Bills: 1-3 Months Index, Bloomberg US Aggregate Bond Index, Bloomberg Global Aggregate Bond Index and Bloomberg US Corporate High Yield 2% Issuer Capped Bond Index (collectively, the “Bloomberg Indexes”) are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (“BISL”), the administrator of the index (collectively, “Bloomberg”), and have been licensed for use for certain purposes by GuideStone Financial Resources and its affiliates.
The Target Date Funds, Target Risk Funds (except the Aggressive Allocation Fund), Money Market Fund, Low-Duration Bond Fund, Medium-Duration Bond Fund, Global Bond Fund, Strategic Alternatives Fund and Defensive Market Strategies Fund
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(collectively, “Certain Funds”) are not sponsored, endorsed, sold or promoted by Bloomberg. Bloomberg does not make any representation or warranty, express or implied, to the owners of or counterparties to the Certain Funds or any member of the public regarding the advisability of investing in securities generally or in the Certain Funds particularly. The only relationship of Bloomberg to GuideStone Financial Resources and its affiliates is the licensing of certain trademarks, trade names and service marks and of the Bloomberg Index/Indexes, which is determined, composed and calculated by BISL without regard to GuideStone Financial Resources and its affiliates or the Certain Funds. Bloomberg has no obligation to take the needs of GuideStone Financial Resources or its affiliates or the owners of the Certain Funds into consideration in determining, composing or calculating the Bloomberg Indexes. Bloomberg is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Certain Funds to be issued. Bloomberg shall not have any obligation or liability, including, without limitation, to Certain Funds customers, in connection with the administration, marketing or trading of the Certain Funds.
BLOOMBERG DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE BLOOMBERG INDEXES OR ANY DATA RELATED THERETO AND SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. BLOOMBERG DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY GUIDESTONE FINANCIAL RESOURCES AND ITS AFFILIATES, OWNERS OF THE CERTAIN FUNDS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE BLOOMBERG INDEXES OR ANY DATA RELATED THERETO. BLOOMBERG DOES NOT MAKE ANY EXPRESS OR IMPLIED WARRANTIES AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE BLOOMBERG INDEXES OR ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, TO THE MAXIMUM EXTENT ALLOWED BY LAW, BLOOMBERG, ITS LICENSORS, AND ITS AND THEIR RESPECTIVE EMPLOYEES, CONTRACTORS, AGENTS, SUPPLIERS, AND VENDORS SHALL HAVE NO LIABILITY OR RESPONSIBILITY WHATSOEVER FOR ANY INJURY OR DAMAGES—WHETHER DIRECT, INDIRECT, CONSEQUENTIAL, INCIDENTAL, PUNITIVE OR OTHERWISE—ARISING IN CONNECTION WITH THE CERTAIN FUNDS OR BLOOMBERG INDEXES OR ANY DATA OR VALUES RELATING THERETO—WHETHER ARISING FROM THEIR NEGLIGENCE OR OTHERWISE, EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF.
The Russell Indexes (the “Indexes”) are a trademark of Frank Russell Company (“Russell”) and have been licensed for use by GuideStone Capital Management, LLC. GuideStone Funds are not in any way sponsored, endorsed, sold or promoted by Russell or the London Stock Exchange Group of Companies (“LSEG”) (together, the “Licensor Parties”), and none of the Licensor Parties make any claim, promotion, warranty or representation whatsoever, expressly or impliedly, either as to (i) the results to be obtained from the use of the Indexes (upon which certain GuideStone Funds are based); (ii) the figure at which the Indexes are said to stand at any particular time on any particular day or otherwise; or (iii) the suitability of the Index for the purpose to which it is being put in connection with GuideStone Funds. None of the Licensor Parties shall be (a) liable (whether in negligence or otherwise) to any person for any error in the Indexes; or (b) under any obligation to advise any person of any error therein.
The GuideStone Funds Global Real Estate Securities Fund is not in any way sponsored, endorsed, sold or promoted by FTSE International Limited (“FTSE”), by the London Stock Exchange Group of Companies (“LSEG”), Euronext N.V. (“Euronext”), European Public Real Estate Association (“EPRA”) or the National Association of Real Estate Investment Trusts (“Nareit”) (together, the Licensor Parties”), and none of the Licensor Parties make any warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the FTSE EPRA Nareit Developed Index (the “Index”) and/or the figure at which the said Index stands at any particular time on any particular day or otherwise. The Index is compiled and calculated by FTSE. However, none of the Licensor Parties shall be liable (whether in negligence or otherwise) to any person for any error in the Index, and none of the Licensor Parties shall be under any obligation to advise any person of any error therein.
“FTSE®” is a trademark of LSEG, “Nareit®” is a trademark of the National Association of Real Estate Investment Trusts and “EPRA®” is a trademark of EPRA and all are used by FTSE under license.
Information has been obtained from sources believed to be reliable, but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used or distributed without J.P. Morgan’s prior written approval. Copyright 2024, JPMorgan Chase & Co. All rights reserved.
210 | GuideStone Funds Prospectus

THE GUIDESTONE FUNDS INTERNATIONAL EQUITY INDEX FUND (“INTERNATIONAL EQUITY INDEX FUND”) IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MSCI INC. (“MSCI”), ANY OF ITS AFFILIATES, ANY OF ITS INFORMATION PROVIDERS OR ANY OTHER THIRD PARTY INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREATING ANY MSCI INDEX (COLLECTIVELY, THE “MSCI PARTIES”). THE MSCI INDEXES ARE THE EXCLUSIVE PROPERTY OF MSCI. MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF MSCI OR ITS AFFILIATES AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY THE ADVISER. NONE OF THE MSCI PARTIES MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE ISSUER OR OWNERS OF THE INTERNATIONAL EQUITY INDEX FUND OR ANY OTHER PERSON OR ENTITY REGARDING THE ADVISABILITY OF INVESTING IN FUNDS GENERALLY OR IN THE INTERNATIONAL EQUITY INDEX FUND PARTICULARLY OR THE ABILITY OF ANY MSCI INDEX TO TRACK CORRESPONDING STOCK MARKET PERFORMANCE. MSCI OR ITS AFFILIATES ARE THE LICENSORS OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES AND OF THE MSCI INDEXES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY MSCI WITHOUT REGARD TO THE INTERNATIONAL EQUITY INDEX FUND OR THE ISSUER OR OWNERS OF THE INTERNATIONAL EQUITY INDEX FUND OR ANY OTHER PERSON OR ENTITY. NONE OF THE MSCI PARTIES HAS ANY OBLIGATION TO TAKE THE NEEDS OF THE ISSUER OR OWNERS OF THE INTERNATIONAL EQUITY INDEX FUND OR ANY OTHER PERSON OR ENTITY INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE MSCI INDEXES. NONE OF THE MSCI PARTIES IS RESPONSIBLE FOR OR HAS PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THE INTERNATIONAL EQUITY INDEX FUND TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY OR THE CONSIDERATION INTO WHICH THE INTERNATIONAL EQUITY INDEX FUND IS REDEEMABLE. FURTHER, NONE OF THE MSCI PARTIES HAS ANY OBLIGATION OR LIABILITY TO THE ISSUER OR OWNERS OF THE INTERNATIONAL EQUITY INDEX FUND OR ANY OTHER PERSON OR ENTITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR OFFERING OF THE INTERNATIONAL EQUITY INDEX FUND.
ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THAT ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THE INTERNATIONAL EQUITY INDEX FUND, OWNERS OF THE INTERNATIONAL EQUITY INDEX FUND, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.
No purchaser, seller or holder of this security, product or fund, or any other person or entity, should use or refer to any MSCI trade name, trademark or service mark to sponsor, endorse, market or promote this security without first contacting MSCI to determine whether MSCI’s permission is required. Under no circumstances may any person or entity claim any affiliation with MSCI without the prior written permission of MSCI.
The GuideStone Funds Equity Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s®, a division of The McGraw-Hill Companies, Inc. (“S&P®”). S&P® makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally, or in the Fund particularly, or the ability of the S&P 500® Index to track general stock market performance. S&P®’s only relationship to the Trust is the licensing of certain trademarks and trade names of S&P® and of the S&P 500® Index which is determined, composed and calculated by S&P® without regard to the Trust or the Fund. S&P® has no obligation to take the needs of the Trust or the owners of the Fund into consideration in determining, composing or calculating the S&P 500® Index. S&P® is not responsible for and has not participated in the determination of the prices and amount of the Fund or the timing of the issuance or sale of the Fund
GuideStone Funds Prospectus | 211

or in the determination or calculation of the equation by which the Fund is to be converted into cash. S&P® has no obligation or liability in connection with the administration, marketing or trading of the Fund.
S&P® DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500® INDEX OR ANY DATA INCLUDED THEREIN, AND S&P® SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. S&P® MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE TRUST, OWNERS OF THE FUND OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500® INDEX OR ANY DATA INCLUDED THEREIN. S&P® MAKES NO EXPRESS OR IMPLIED WARRANTIES AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500® INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P® HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.
212 | GuideStone Funds Prospectus

Management of the Funds
Adviser
What is a manager of managers?
The Adviser does not make the day-to-day investment decisions for the Select Funds. Rather, it retains the services of experienced investment management firms (the Sub-Advisers) to do so. The Adviser continuously monitors the performance of these Sub-Advisers and allocates the assets of each Select Fund among them.

GuideStone Capital Management, LLC, an affiliate of GuideStone Financial Resources, is located at 5005 Lyndon B. Johnson Freeway, Suite 2200, Dallas, Texas 75244-6152 and serves as the Adviser to the Funds, under its Advisory Agreement with the Trust and subject to the supervision of the Board of Directors. GuideStone Financial Resources was established in 1918 and exists to assist churches and other ministry organizations by making available retirement plan services, life and health coverage, risk management programs and personal and institutional investment programs. For the Adviser, Joshua Chastant, Vice President – Portfolio Management, and Brandon Pizzurro, President and Chief Investment Officer, serve as portfolio managers for the Funds. Messrs. Chastant and Pizzurro are officers of the Adviser and have worked for the Adviser for more than five years. Information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership in the Funds can be found in the SAI.
The Adviser provides or oversees the provision of all investment advisory and portfolio management services to the Funds. The Adviser has supervisory responsibility for the management and investment of each Fund’s assets and develops overall investment strategies for the Funds. The Adviser may, from time to time, elect to trade individual stocks, fixed income securities, private placements, third-party mutual funds or ETFs for the Funds. As further discussed below, the Adviser’s management responsibilities also include the evaluation, selection and monitoring of Sub-Advisers.
With respect to the Target Date Funds and the Target Risk Funds, the Adviser is responsible for, among other things, determining the asset class allocation range for the Funds and ensuring that asset class allocations are consistent with the guidelines that have been approved by the Board of Directors. The Adviser allocates the investments of each Target Date Fund and Target Risk Fund among certain Select Funds.
With respect to the Select Funds, the Adviser is a “manager of managers” and continuously monitors the performance and operations of the Sub-Advisers and the allocation of the assets of certain Select Funds among them. The Adviser oversees each Sub-Adviser’s adherence to its stated investment strategies and compliance with the relevant Fund’s investment objective, policies and limitations. The Adviser is responsible for overseeing Sub-Advisers and recommending their hiring to the Board of Directors. The appointment of any new Sub-Advisers must be approved by the Board of Directors. The Trust has been granted an order from the SEC to allow the approval of new Sub-Advisers and Sub-Advisory Agreements without shareholder approval, provided that shareholders of the applicable Select Fund will be notified of such change within 90 days. Subject to the conditions of a separate order from the SEC, the Board and the Adviser may enter into and materially amend Sub-Advisory Agreements with Sub-Advisers that have been approved by the vote of a majority of the members of the Board at a non-in-person meeting. The Select Funds may not enter into a sub-advisory agreement with an “affiliated person” of the Adviser (as that term is defined in the 1940 Act) (“Affiliated Sub-Adviser”) unless the sub-advisory agreement with the Affiliated Sub-Adviser, including compensation, is also approved by the affected Fund’s shareholders. The Adviser also monitors continuity in the Sub-Advisers’ operations and changes in investment personnel and senior management and performs due diligence reviews of each Sub-Adviser. The Adviser also has the authority to give investment instructions for the purpose of facilitating the transition of Fund assets between Sub-Advisers and/or other investments. A discussion regarding the basis for the approval of the Advisory and/or Sub-Advisory Agreements by the Board of Directors is available in the Semi-Annual Report dated June 30, 2024, and the Annual Report dated December 31, 2024.
During the fiscal year ended December 31, 2024, each Fund paid monthly aggregate management fees to the Adviser and its respective Sub-Advisers at the following annual percentage rate of its average daily net assets.
Fund	Management Fee*
MyDestination 2015 Fund	0.11%(1)
MyDestination 2025 Fund	0.10%(1)
MyDestination 2035 Fund	0.10%(1)
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Fund	Management Fee*
MyDestination 2045 Fund	0.10%(1)
MyDestination 2055 Fund	0.10%(1)
Conservative Allocation Fund	0.10%(1)
Balanced Allocation Fund	0.10%(1)
Moderately Aggressive Allocation Fund(2)	0.10%(1)
Aggressive Allocation Fund	0.10%(1)
Money Market Fund	0.11%
Low-Duration Bond Fund	0.29%
Medium-Duration Bond Fund	0.33%
Global Bond Fund	0.47%
Strategic Alternatives Fund	0.91%
Defensive Market Strategies Fund	0.59%
Impact Bond Fund	0.38%
Impact Equity Fund	0.63%
Equity Index Fund	0.09%
Global Real Estate Securities Fund	0.68%
Value Equity Index Fund	0.10%
Value Equity Fund	0.60%
Growth Equity Index Fund	0.10%
Growth Equity Fund	0.61%
Small Cap Equity Fund	0.87%
International Equity Index Fund	0.11%
International Equity Fund	0.76%
Emerging Markets Equity Fund	0.84%

*
Refer to each Fund’s summary prospectus for current management fee information.
(1)
In addition, the Target Date Funds and Target Risk Funds indirectly bear their proportionate share of the management fee and other expenses of the underlying Select Funds.
(2)
Formerly known as the Growth Allocation Fund.
The Adviser has agreed to reimburse expenses to the extent needed to limit total annual Fund operating expenses (the “Expense Limitation”) as reflected in the table below for the following Funds:
	Contractual Expense Limitation
Fund	Institutional Class	Investor Class
MyDestination 2015 Fund	0.45%	0.75%
MyDestination 2025 Fund	0.45%	0.75%
MyDestination 2035 Fund	0.45%	0.75%
MyDestination 2045 Fund	0.45%	0.75%
MyDestination 2055 Fund	0.45%	0.75%
Strategic Alternatives Fund	1.32%	1.57%
Impact Bond Fund	0.48%	0.76%
Impact Equity Fund	N/A	1.21%
Value Equity Index Fund	0.25%	0.50%
Growth Equity Index Fund	0.25%	0.50%
International Equity Index Fund	N/A	0.50%
Emerging Markets Equity Fund	1.04%	1.31%
For the Target Date Funds, the Expense Limitation applies to the operating expenses of each Fund, excluding extraordinary expenses. For the Strategic Alternatives Fund, Impact Bond Fund, Impact Equity Fund, Value Equity Index Fund, Growth Equity Index Fund, International Equity Index Fund and Emerging Markets Equity Fund, the Expense Limitation applies to direct Fund operating expenses only (without regard to any expense reductions realized through the use of directed brokerage) and does not include interest, taxes, brokerage commissions, extraordinary expenses, acquired fund fees and expenses and expenses in connection with the short sales of securities. Should it be needed, the Expense Limitation for the Funds will remain in place until April 30, 2026. Pursuant to these agreements, the Adviser may be repaid expenses it previously reimbursed within three years from the date on which the Adviser has made such reimbursement so long as that repayment does not cause a Fund to
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exceed the Expense Limitation in place on the date on which (i) the expenses were reimbursed; or (ii) the repayment would be made, whichever is lower.
The shareholder servicing agent, Adviser and/or Sub-Adviser may voluntarily waive fees and/or reimburse expenses to the extent necessary to assist the Money Market Fund in attempting to maintain a yield of at least 0.00%. Such yield waivers and reimbursements are voluntary and could change or be terminated at any time at the discretion of the shareholder servicing agent, Adviser and/or Sub-Adviser. There is no guarantee that the Money Market Fund will maintain a positive yield.
The Adviser has claimed exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act ("CEA"), with respect to each Fund and, therefore, is not subject to registration or regulation as a commodity pool operator under the CEA in its management of each Fund.
Sub-Advisers
What is a Sub-Adviser?
Each Sub-Adviser makes the day-to-day investment decisions for a Fund’s assets that it manages, subject to the supervision of the Adviser and the Board of Directors. Each Sub-Adviser continuously reviews, supervises and administers its own investment program.

Below is a list of each Fund’s Sub-Advisers and respective staff who are jointly and primarily responsible for the day-to-day management of a Fund’s assets. Information about portfolio manager compensation, other accounts managed by the portfolio managers and portfolio manager ownership in the Funds can be found in the SAI.
Target Date Funds:
Parametric Portfolio Associates LLC (“Parametric”), 800 Fifth Avenue, Suite 2800, Seattle, Washington 98104: Parametric offers systematic alpha strategies that seek to outperform designated benchmarks on a risk-adjusted basis by applying systematic, rules-based asset class exposure. The firm’s customized exposure management solutions use individual securities, ETFs, futures, options and other derivative instruments to construct and manage portfolios to assist clients in meeting their market exposure, risk management, tax management and return objectives. The firm’s direct, sole owner is Morgan Stanley Capital Management, LLC, a wholly owned direct subsidiary of Morgan Stanley. Parametric is a part of the asset management division of Morgan Stanley, Morgan Stanley Investment Management, with approximately $1.6 trillion in assets under management. As of December 31, 2024, Parametric had total firm assets under management of approximately $574.0 billion. Parametric uses a team approach to manage an assigned portion of each Target Date Fund. The team includes Richard Fong, CFA, Managing Director of Investment Strategy, Jennifer Mihara, Managing Director, Equity Research, Zach Olsen, CFA, Senior Portfolio Manager, and James Reber, Managing Director, Portfolio Management (expected to retire August 1, 2025). Messrs. Fong, Olsen and Reber and Ms. Mihara have each been with Parametric for five or more years.
Target Risk Funds:
Parametric Portfolio Associates LLC (“Parametric”), 800 Fifth Avenue, Suite 2800, Seattle, Washington 98104: Parametric offers systematic alpha strategies that seek to outperform designated benchmarks on a risk-adjusted basis by applying systematic, rules-based asset class exposure. The firm’s customized exposure management solutions use individual securities, ETFs, futures, options and other derivative instruments to construct and manage portfolios to assist clients in meeting their market exposure, risk management, tax management and return objectives. The firm’s direct, sole owner is Morgan Stanley Capital Management, LLC, a wholly owned direct subsidiary of Morgan Stanley. Parametric is a part of the asset management division of Morgan Stanley, Morgan Stanley Investment Management, with approximately $1.6 trillion in assets under management. As of December 31, 2024, Parametric had total firm assets under management of approximately $574.0 billion. Parametric uses a team approach to manage an assigned portion of each Target Risk Fund. The team includes Richard Fong, CFA, Managing Director of Investment Strategy, Jennifer Mihara, Managing Director, Equity Research, Zach Olsen, CFA, Senior Portfolio Manager, and James Reber, Managing Director, Portfolio Management (expected to retire August 1, 2025). Messrs. Fong, Olsen and Reber and Ms. Mihara have each been with Parametric for five or more years.
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Money Market Fund:
BlackRock Advisors, LLC (“BA”), 415 10th Avenue, New York, New York 10055: Founded in 1994, BA is an indirect, wholly owned subsidiary of BlackRock, Inc. (“BlackRock”), a premier provider of global investment management and risk management products with approximately $11.6 trillion in assets under management as of December 31, 2024.
Low-Duration Bond Fund:
BlackRock Financial Management, Inc. (“BFM”), BlackRock International Limited (“BIL”) and BlackRock (Singapore) Limited (“BSL”) are located at 415 10th Avenue, New York, New York 10055, Exchange Place One, 1 Semple Street, Edinburgh EH3 8BL, Scotland, and at Twenty Anson, 20 Anson Road, #18-01, Singapore, Singapore 079912, respectively. BFM, BIL and BSL, founded in 1994, 1995 and 2000, respectively, are indirect wholly owned subsidiaries of BlackRock, Inc., a premier provider of global investment management and risk management products with approximately $11.6 trillion in assets under management as of December 31, 2024. BFM’s assigned portion of the Low-Duration Bond Fund is managed by a team of investment professionals who have day-to-day management responsibility of the portfolio account: Akiva Dickstein, Managing Director, Amanda Liu, CFA, Director, Scott MacLellan, CFA, Director, Siddharth Mehta, Director, and Sam Summers, Director. BFM has engaged BIL and BSL to serve as sub-subadvisers and provide, or assist in providing, investment management services to the Low-Duration Bond Fund portfolio account. In addition, the investment team's resources include over 200 sector specialists dedicated to fundamental fixed income responsible for sector oversight, research, analysis, security selection and trade execution. Messrs. Dickstein, MacLellan, Mehta and Summers and Ms. Liu are senior portfolio managers, and each one has been with the firm for more than five years.
Brown Brothers Harriman & Co., through a separately identifiable department known as the Brown Brothers Harriman Mutual Fund Advisory Department (“BBH”), 140 Broadway, New York, New York 10005: Brown Brothers Harriman & Co. was founded in 1818 and remains one of the oldest continuously operated partnership banks in the United States. BBH is a registered investment adviser and serves as an investment adviser or sub-adviser to mutual funds and ETFs that are registered under the 1940 Act and collective investment funds organized under the Undertakings for Collective Investments in Transferable Securities. As of December 31, 2024, the firm had assets under management of approximately $96.7 billion. The portfolio managers who are jointly and primarily responsible for the day-to-day management of an assigned portion of the Low-Duration Bond Fund are Andrew Hofer, Principal and Co-Portfolio Manager, Neil Hohmann, Partner and Portfolio Co-Manager, and Paul Kunz, CFA, Principal and Portfolio Co-Manager. Messrs. Hofer, Hohmann and Kunz each have more than five years of investment management experience with BBH.
Pacific Investment Management Company LLC (“PIMCO”), 650 Newport Center Drive, Newport Beach, California 92660: PIMCO, an institutional money management firm, was founded in 1971 to provide specialty management of fixed income portfolios. PIMCO was one of the first investment managers to specialize in fixed income and has successfully managed a total return strategy on behalf of clients since the 1970s. As of December 31, 2024, PIMCO managed approximately $2.0 trillion in assets firmwide. Assets include $82.0 billion in assets of clients contracted with PIMCO Prime Real Estate (formerly, Allianz Real Estate). Jerome Schneider is a Managing Director in the Newport Beach office and head of the short-term and funding desk. He has 28 years of investment experience and joined PIMCO in 2008. Mr. Schneider is responsible for the day-to-day management of an assigned portion of the Low-Duration Bond Fund.
Parametric Portfolio Associates LLC (“Parametric”), 800 Fifth Avenue, Suite 2800, Seattle, Washington 98104: Parametric offers systematic alpha strategies that seek to outperform designated benchmarks on a risk-adjusted basis by applying systematic, rules-based asset class exposure. The firm’s customized exposure management solutions use individual securities, ETFs, futures, options and other derivative instruments to construct and manage portfolios to assist clients in meeting their market exposure, risk management, tax management and return objectives. The firm’s direct, sole owner is Morgan Stanley Capital Management, LLC, a wholly owned direct subsidiary of Morgan Stanley. Parametric is a part of the asset management division of Morgan Stanley, Morgan Stanley Investment Management, with approximately $1.6 trillion in assets under management. As of December 31, 2024, Parametric had total firm assets under management of approximately $574.0 billion. Parametric uses a team approach to manage an assigned portion of the Low-Duration Bond Fund. The team includes Richard Fong, CFA, Managing Director of Investment Strategy, and Zach Olsen, CFA, Senior Portfolio Manager. Messrs. Fong and Olsen have five or more years of service with Parametric.
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Payden & Rygel, 333 South Grand Avenue, 39th Floor, Los Angeles, California 90071: Payden & Rygel is one of the largest global independent investment managers in the United States, with approximately $159.0 billion in assets under management as of December 31, 2024. Founded in 1983, the firm is a leader in the active management of global fixed income and equity portfolios for a diversified client base. Payden & Rygel advises corporations, foundations and endowments, pension plans, public funds and individual investors on their overall investment strategies. The firm’s Investment Policy Committee (“IPC”) oversees the investment process. The firm manages an assigned portion of the Low-Duration Bond Fund utilizing a team approach that exploits the collective wisdom of a highly qualified group of professionals. The team is led by Brian Matthews, CFA, Managing Director, Mary Beth Syal, CFA, Managing Director, and Adam Congdon, CFA, Director. The team, under the direction of the firm’s IPC, has 100% discretion over the day-to-day management of the Low-Duration Bond Fund portfolio account. Mr. Matthews, member of the Managing Committee and of the IPC, Ms. Syal, member of the Managing Committee and of the IPC and member of the Low-Duration Group leadership team, and Mr. Congdon, member of the Low-Duration Group leadership team, develop a portfolio structure that reflects both the macro mandates of the IPC and the securities that are available in the market. Together with the IPC, Messrs. Matthews and Congdon and Ms. Syal have discretion over major decisions such as duration or portfolio sector weights. The Low-Duration Group implements the policy approved by the IPC within the context of individual client guidelines. Ms. Syal and Mr. Congdon, alongside other members of the Low-Duration Group leadership team and supported by sector specialists and traders, have the authority to pick individual securities within the authorized allocations for the Low-Duration Bond Fund. Ms. Syal and Mr. Congdon and the Low-Duration Group review all portfolio holdings on a regular basis. Mr. Matthews’ other primary role focuses on client related issues when structuring portfolios. As such, he is the main contact with the client. He is responsible for identifying and communicating clients’ objectives, constraints, risk tolerances and time horizons to the strategy group. Because the firm believes client issues are as important as market issues, the interchange between portfolio managers and portfolio strategists is critical. Mr. Matthews and Ms. Syal have been employed with Payden & Rygel for more than 30 years, and Mr. Congdon has been employed with the firm for more than 10 years.
Medium-Duration Bond Fund:
Goldman Sachs Asset Management, L.P. (“GSAM”), 200 West Street, New York, New York 10282: GSAM serves as sub-adviser to an assigned portion of the Medium-Duration Bond Fund. As of December 31, 2024, GSAM, along with its investment advisory affiliates, had approximately $2.8 trillion in assets under supervision (“AUS”). (AUS includes assets under management and other client assets for which the firm does not have full discretion.) The Fixed Income Portfolio Management Team is responsible for managing GSAM’s portion of the Medium-Duration Bond Fund. The team is organized into a series of specialist teams that focus on generating and implementing investment ideas within their area of expertise. Ultimate accountability for the Medium-Duration Bond Fund’s portfolio account resides with Ashish Shah, Managing Director and Chief Investment Officer, Simon Dangoor, Managing Director, Lindsay Rosner, Managing Director, and Paul Seary, CFA, Senior Portfolio Manager. Mr. Shah joined GSAM in 2018. Mr. Dangoor joined GSAM in 2004. Ms. Rosner joined GSAM in 2023, and prior to joining the firm, she was a portfolio manager for PGIM from 2012 to 2023. Mr. Seary joined GSAM in 2009.
Guggenheim Partners Investment Management, LLC (“Guggenheim”), 100 Wilshire Boulevard., Suite 500, Santa Monica, California 90401: Guggenheim was established in 2005 and is registered as an investment adviser with the SEC. Guggenheim provides investment advisory and supervisory services, primarily focused on implementing fixed income and equity asset management strategies, to a variety of institutional clients through separately managed accounts and registered and unregistered pooled investment vehicles. As of December 31, 2024, Guggenheim had assets under management of approximately $214.0 billion. The portfolio managers who are jointly and primarily responsible for the day-to-day management of the Medium-Duration Bond Fund portfolio account are Steven H. Brown, CFA, Chief Investment Officer, Fixed Income and Portfolio Manager, and Adam J. Bloch, Managing Director and Portfolio Manager. Messrs. Brown and Bloch each have served more than eight years as portfolio managers with Guggenheim.
Loomis, Sayles & Company, L.P., (“Loomis Sayles”), One Financial Center, Boston, Massachusetts 02111: Established in 1926, Loomis Sayles managed approximately $389.3 billion in fixed income and equity assets for institutional, high net worth and mutual fund clients as of December 31, 2024. Matthew J. Eagan, CFA, and Brian P. Kennedy have primary responsibility for the day-to-day management of Loomis Sayles’ assigned portion of the Medium-Duration Bond Fund. Mr. Eagan, Portfolio Manager, has been with Loomis Sayles since 1997 and has over 35 years of investment industry experience. Mr. Kennedy, Portfolio Manager, has been with Loomis Sayles since 1994 and has over 35 years of investment industry experience.
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Pacific Investment Management Company LLC (“PIMCO”), 650 Newport Center Drive, Newport Beach, California 92660: PIMCO, an institutional money management firm, was founded in 1971 to provide specialty management of fixed income portfolios. PIMCO was one of the first investment managers to specialize in fixed income and has successfully managed a total return strategy on behalf of clients since the 1970s. As of December 31, 2024, PIMCO managed approximately $2.0 trillion in assets firmwide. Assets include $82.0 billion in assets of clients contracted with PIMCO Prime Real Estate (formerly, Allianz Real Estate). Marc Seidner, Chief Investment Officer – Non-Traditional Strategies and Managing Director, is primarily responsible for the day-to-day management of an assigned portion of the Medium-Duration Bond Fund. Mr. Seidner has 38 years of investment experience and rejoined PIMCO in 2014.
Parametric Portfolio Associates LLC (“Parametric”), 800 Fifth Avenue, Suite 2800, Seattle, Washington 98104: Parametric offers systematic alpha strategies that seek to outperform designated benchmarks on a risk-adjusted basis by applying systematic, rules-based asset class exposure. The firm’s customized exposure management solutions use individual securities, ETFs, futures, options and other derivative instruments to construct and manage portfolios to assist clients in meeting their market exposure, risk management, tax management and return objectives. The firm’s direct, sole owner is Morgan Stanley Capital Management, LLC, a wholly owned direct subsidiary of Morgan Stanley. Parametric is a part of the asset management division of Morgan Stanley, Morgan Stanley Investment Management, with approximately $1.6 trillion in assets under management. As of December 31, 2024, Parametric had total firm assets under management of approximately $574.0 billion. Parametric uses a team approach to manage an assigned portion of the Medium-Duration Bond Fund. The team includes Richard Fong, CFA, Managing Director of Investment Strategy, and Zach Olsen, CFA, Senior Portfolio Manager. Messrs. Fong and Olsen have five or more years of service with Parametric.
Global Bond Fund:
Loomis, Sayles & Company, L.P., (“Loomis Sayles”), One Financial Center, Boston, Massachusetts 02111: Established in 1926, Loomis Sayles manages approximately $389.3 billion in fixed income and equity assets for institutional, high net worth and mutual fund clients as of December 31, 2024. Matthew J. Eagan, CFA, and Brian P. Kennedy have primary responsibility for the day-to-day management of Loomis Sayles’ assigned portion of the Global Bond Fund. Mr. Eagan, Portfolio Manager, has been with Loomis Sayles since 1997 and has over 35 years of investment industry experience. Mr. Kennedy, Portfolio Manager, has been with Loomis Sayles since 1994 and has over 35 years of investment industry experience.
Neuberger Berman Investment Advisers LLC (“Neuberger Berman”), 1290 Avenue of the Americas, New York, New York 10104: Neuberger Berman is a registered investment adviser and, together with its affiliates, had approximately $508.0 billion in assets under management as of December 31, 2024. The firm provides discretionary and/or non-discretionary investment management services to a variety of clients, such as individuals, institutions, registered investment companies, non-U.S. registered funds, collective investment trusts and private investment funds. Ashok K. Bhatia, CFA, Managing Director, Chief Investment Officer and Global Head of Fixed Income; David M. Brown, CFA, Managing Director, Global Co-Head of Investment Grade, Co-Head of Multi-Sector Fixed Income and Senior Portfolio Manager; Robert Dishner, Managing Director and Senior Portfolio Manager; Adam Grotzinger, CFA, Managing Director and Senior Fixed Income Portfolio Manager; and Jon Jonsson, Managing Director and Senior Portfolio Manager (expected to retire December 31, 2025), are the portfolio managers responsible for the daily management of an assigned portion of the Global Bond Fund. Messrs. Bhatia, Brown, Dishner, Grotzinger and Jonsson have each been with Neuberger Berman for five years or more.
Parametric Portfolio Associates LLC (“Parametric”), 800 Fifth Avenue, Suite 2800, Seattle, Washington 98104: Parametric offers systematic alpha strategies that seek to outperform designated benchmarks on a risk-adjusted basis by applying systematic, rules-based asset class exposure. The firm’s customized exposure management solutions use individual securities, ETFs, futures, options and other derivative instruments to construct and manage portfolios to assist clients in meeting their market exposure, risk management, tax management and return objectives. The firm’s direct, sole owner is Morgan Stanley Capital Management, LLC, a wholly owned direct subsidiary of Morgan Stanley. Parametric is a part of the asset management division of Morgan Stanley, Morgan Stanley Investment Management, with approximately $1.6 trillion in assets under management. As of December 31, 2024, Parametric had total firm assets under management of approximately $574.0 billion. Parametric uses a team approach to manage an assigned portion of the Global Bond Fund. The team includes Richard Fong, CFA, Managing Director of Investment Strategy, and Zach Olsen, CFA, Senior Portfolio Manager. Messrs. Fong and Olsen have five or more years of service with Parametric.
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Western Asset Management Company, LLC (“Western Asset”), 385 East Colorado Boulevard, Pasadena, California: Western Asset has been managing fixed income assets since 1971. As of December 31, 2024, Western Asset had approximately $280.0 billion in assets under management. The firm utilizes a team-based approach to portfolio management to ensure all portfolios, as allowed by guidelines, benefit from the expertise of all the firm’s sector specialists. Michael C. Buchanan, Chief Investment Officer, is responsible for the strategic oversight of the Global Bond Fund’s investments and for supervising the operations of the various sector specialist teams dedicated to the specific asset classes in which the Global Bond Fund invests. With respect to the Global Bond Fund and other client accounts with a similar objective, Gordon S. Brown, Ian R. Edmands and Annabel Rudebeck provide specialized expertise and global oversight. Ms. Rudebeck, Deputy Chief Investment Officer, and Messrs. Edmonds and Brown, each a Portfolio Manager, are responsible for portfolio structure, including sector allocation, duration weighting and term structure decisions. These individuals are also responsible for overseeing implementation of the firm’s overall investment ideas and coordinating the work of the various sector teams. This structure ensures that client portfolios benefit from a consensus that draws on the expertise of all team members. Messrs. Buchanan, Edmonds and Brown and Ms. Rudebeck have each been with the firm for more than five years.
Strategic Alternatives Fund:
AQR Capital Management, LLC (“AQR”), One Greenwich Plaza, Suite 130, Greenwich, Connecticut 06830: AQR is a Delaware limited liability company formed in 1998. AQR provides discretionary investment management services to registered investment companies, collective investment vehicles, private investment partnerships, foreign investment companies and separately managed accounts. AQR focuses on providing quantitative investment analysis, which relies on the firm’s proprietary models, utilizing a set of valuation, momentum and other factors, to generate views on investments and apply them in a systematic process. As of December 31, 2024, AQR had approximately $114.3 billion in assets under management. The portfolio managers who are jointly and primarily responsible for the day-to-day management of an assigned portion of the Strategic Alternatives Fund are Clifford S. Asness, Ph.D., Michele L. Aghassi, Ph.D., Andrea Frazzini, Ph.D., and John J. Huss. Dr. Asness is the Managing and Founding Principal of AQR, and Doctors Aghassi and Frazzini and Mr. Huss are each a Principal of AQR. Dr. Asness has been at AQR since the firm’s inception in 1998, Dr. Aghassi has been at AQR since 2005, Dr. Frazzini has been at AQR since 2008 and Mr. Huss has been at AQR since he rejoined in 2013.
Goldman Sachs Asset Management, L.P. (“GSAM”), 200 West Street, New York, New York 10282: GSAM serves as sub-adviser to an assigned portion of the Strategic Alternatives Fund. As of December 31, 2024, GSAM, along with its investment advisory affiliates, had approximately $2.8 trillion in assets under supervision (“AUS”). (AUS includes assets under management and other client assets for which the firm does not have full discretion.) There are seven investment strategy teams within the Global Fixed Income and Liquidity Solutions Team that are responsible for managing GSAM’s portion of the Strategic Alternatives Fund. The team is organized into a series of specialist teams that focus on generating and implementing investment ideas within their area of expertise. Ultimate accountability for the Strategic Alternatives Fund’s portfolio account resides with Simon Dangoor, Managing Director, Lindsay Rosner, Managing Director, and Paul Seary, CFA, Senior Portfolio Manager. Mr. Dangoor joined GSAM in 2004. Ms. Rosner joined GSAM in 2023, and prior to this, she was a portfolio manager for PGIM from 2012 to 2023. Mr. Seary joined GSAM in 2009.
Parametric Portfolio Associates LLC (“Parametric”), 800 Fifth Avenue, Suite 2800, Seattle, Washington 98104: Parametric offers systematic alpha strategies that seek to outperform designated benchmarks on a risk-adjusted basis by applying systematic, rules-based asset class exposure. The firm’s customized exposure management solutions use individual securities, ETFs, futures, options and other derivative instruments to construct and manage portfolios to assist clients in meeting their market exposure, risk management, tax management and return objectives. The firm’s direct, sole owner is Morgan Stanley Capital Management, LLC, a wholly owned direct subsidiary of Morgan Stanley. Parametric is a part of the asset management division of Morgan Stanley, Morgan Stanley Investment Management, with approximately $1.6 trillion in assets under management. As of December 31, 2024, Parametric had total firm assets under management of approximately $574.0 billion. Parametric uses a team approach to manage an assigned portion of the Strategic Alternatives Fund. The team includes Richard Fong, CFA, Managing Director of Investment Strategy, Jennifer Mihara, Managing Director, Equity Research, Zach Olsen, CFA, Senior Portfolio Manager, and James Reber, Managing Director, Portfolio Management (expected to retire August 1, 2025). Messrs. Fong, Olsen and Reber and Ms. Mihara have each been with Parametric for more than five years.
P/E Global LLC (“P/E Global”), 75 State Street, 31st Floor, Boston, Massachusetts 02109: Formed in 2000, P/E Global is a registered investment adviser providing asset management services. P/E Global provides investment advisory and portfolio management to clients on a discretionary basis, utilizing proprietary investment strategies that are based on the belief that by
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combining effective diversification, through analysis and continuous management, the investment objectives of clients can be met with greater consistency. As of December 31, 2024, the firm had assets under management of approximately $18.6 billion. P/E Global uses a team approach to manage the firm’s assigned portion of the Strategic Alternatives Fund. The portfolio managers who are jointly and primarily responsible for the day-to-day management of the portfolio account are Warren J. Naphtal, President and Chief Investment Officer, and David J. Souza, Jr., CFA, Portfolio Manager. Messrs. Naphtal and Souza each have more than five years of experience with P/E Global.
SSI Investment Management LLC (“SSI”), 2121 Avenue of the Stars, Suite 2050, Los Angeles, California 90067: SSI, a Delaware limited liability company, is a registered investment adviser and has been providing asset management services, including its predecessor, since 1973. SSI serves as an investment adviser to separately managed accounts, investment sub-adviser to open-end investment companies under the 1940 Act and as a general partner of an investment limited partnership. As of December 31, 2024, the firm had assets under management of approximately $2.1 billion and assets under advisement of $200 million. SSI uses a team approach to manage the firm’s assigned portion of the Strategic Alternatives Fund. The portfolio managers who are jointly and primarily responsible for the day-to-day management of the portfolio account are George M. Douglas, CFA, Chief Investment Officer and Managing Principal, Dagney Maseda, CFA, Portfolio Manager and Managing Director, and Alexander W. Volz, Portfolio Manager. Messrs. Douglas and Volz and Ms. Maseda each have more than 20 years of experience with SSI.
Defensive Market Strategies Fund:
Neuberger Berman Investment Advisers LLC (“Neuberger Berman”), 1290 Avenue of the Americas, New York, New York 10104: Neuberger Berman is a registered investment adviser and, together with its affiliates, had approximately $508.0 billion in assets under management as of December 31, 2024. The firm provides discretionary and/or non-discretionary investment management services to a variety of clients, such as individuals, institutions, registered investment companies, non-U.S. registered funds, collective investment trusts and private investment funds. Derek Devens, CFA, Rory Ewing and Eric Zhou are the portfolio managers responsible for the daily management of an assigned portion of the Defensive Market Strategies Fund. Mr. Devens is Managing Director and Senior Portfolio Manager; Mr. Ewing is Managing Director and Portfolio Manager; and Mr. Zhou is Senior Vice President and Portfolio Manager. Messrs. Devens, Ewing and Zhou all joined Neuberger Berman in 2016.
Parametric Portfolio Associates LLC (“Parametric”), 800 Fifth Avenue, Suite 2800, Seattle, Washington 98104: Parametric offers systematic alpha strategies that seek to outperform designated benchmarks on a risk-adjusted basis by applying systematic, rules-based asset class exposure. The firm’s customized exposure management solutions use individual securities, ETFs, futures, options and other derivative instruments to construct and manage portfolios to assist clients in meeting their market exposure, risk management, tax management and return objectives. The firm’s direct, sole owner is Morgan Stanley Capital Management, LLC, a wholly owned direct subsidiary of Morgan Stanley. Parametric is a part of the asset management division of Morgan Stanley, Morgan Stanley Investment Management, with approximately $1.6 trillion in assets under management. As of December 31, 2024, Parametric had total firm assets under management of approximately $574.0 billion. Parametric uses a team approach to manage an assigned portion of the Defensive Market Strategies Fund. The team includes Jennifer Mihara, Managing Director, Equity Research, and James Reber, Managing Director, Portfolio Management (expected to retire August 1, 2025). Ms. Mihara and Mr. Reber have each been with Parametric for more than five years.
PGIM Quantitative Solutions LLC (“PGIM QS”), 655 Broad Street, Newark, New Jersey 07102: PGIM QS is a registered investment adviser and began managing multi-asset portfolios for institutional investors in 1975. As of December 31, 2024, the firm had assets under management of approximately $108.5 billion in quantitative equity and global multi-asset solutions for global client base of pension funds, endowments, foundations, sovereign wealth funds and sub-advisory accounts. PGIM QS uses a team approach to manage the firm’s assigned portion of the Defensive Market Strategies Fund. The portfolio managers who are jointly and primarily responsible for the day-to-day management of the portfolio account are Devang Gambhirwala, Principal and Portfolio Manager, Joel M. Kallman, CFA, Vice President and Portfolio Manager, and Edward J. Tostanoski III, Principal and Portfolio Manager. Messrs. Gambhirwala, Kallman and Tostanoski each have more than five years of experience with PGIM QS.
Shenkman Capital Management, Inc. (“Shenkman”), 151 West 42nd Street, 29th Floor, New York, New York 10036: Shenkman is an independently owned, registered investment adviser founded in July 1985 by Mark R. Shenkman, President. Since its inception, Shenkman’s business has been focused on researching and investing across the entire capital structure of highly leveraged companies through in-depth, bottom-up, fundamental credit analysis. As of December 31, 2024, the firm had assets
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under management of approximately $35.2 billion, which includes $3.3 billion managed by an affiliate. Shenkman employs a team approach to portfolio management. Justin W. Slatky, Executive Vice President and Chief Investment Officer, is responsible for setting strategies and direction with respect to the firm’s investment-related activities. Mr. Shenkman has ultimate responsibility with respect to the firm’s operations, including its strategic direction, client relationships and investment program. The primary day-to-day oversight responsibilities of the portion of the Defensive Market Strategies Fund assigned to Shenkman are conducted by Messrs. Shenkman and Slatky. The primary day-to-day management of the portion of the Fund assigned to Shenkman is conducted by Jordan Barrow, Senior Vice President, Co-Head of Liquid Credit and Portfolio Manager, and Jeffrey Gallo, Senior Vice President, Co-Head of Liquid Credit and Portfolio Manager. Messrs. Slatky, Barrow and Gallo have all been with the firm for more than five years.
Wellington Management Company LLP (“Wellington”), 280 Congress Street, Boston, Massachusetts 02210: Wellington is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations and other institutions. Wellington and its predecessor organizations have provided investment advisory services for over 80 years. As of December 31, 2024, Wellington, along with its investment advisory affiliates, had investment management authority with respect to approximately $1.2 trillion in assets. Donald J. Kilbride, Senior Managing Director and Equity Portfolio Manager (who is expected to retire effective December 31, 2025), and Peter Fisher, Senior Managing Director and Equity Portfolio Manager, are responsible for the day-to-day management of the portion of the Defensive Market Strategies Fund assigned to Wellington. Messrs. Kilbride and Fisher have been with Wellington for more than five years.
Impact Bond Fund:
Parametric Portfolio Associates LLC (“Parametric”), 800 Fifth Avenue, Suite 2800, Seattle, Washington 98104: Parametric offers systematic alpha strategies that seek to outperform designated benchmarks on a risk-adjusted basis by applying systematic, rules-based asset class exposure. The firm’s customized exposure management solutions use individual securities, ETFs, futures, options and other derivative instruments to construct and manage portfolios to assist clients in meeting their market exposure, risk management, tax management and return objectives. The firm’s direct, sole owner is Morgan Stanley Capital Management, LLC, a wholly owned direct subsidiary of Morgan Stanley. Parametric is a part of the asset management division of Morgan Stanley, Morgan Stanley Investment Management, with approximately $1.6 trillion in assets under management. As of December 31, 2024, Parametric had total firm assets under management of approximately $574.0 billion. Parametric uses a team approach to manage an assigned portion of the Impact Bond Fund. The team includes Richard Fong, CFA, Managing Director of Investment Strategy, and Zach Olsen, CFA, Senior Portfolio Manager. Messrs. Fong and Olsen have each been with Parametric for five or more years.
RBC Global Asset Management (U.S.) Inc. (“RBC GAM US”), 250 Nicollet Mall, Suite 1550, Minneapolis, Minnesota 55401: RBC GAM US was formed in 1983 and is registered as an investment adviser with the SEC. The firm seeks to develop a full understanding of each client’s investment needs and meets those needs with equity, fixed income and cash management solutions, which include institutional separate accounts, open-end investment companies (e.g., mutual funds), other pooled investment vehicles (i.e., private funds), wrap fee programs and model portfolios. As of December 31, 2024, RBC GAM US had assets under management of approximately $57.1 billion. Brian Svendahl, CFA, Managing Director and Senior Portfolio Manager, U.S. Fixed Income, has been the lead portfolio manager for RBC GAM US’s impact investing since 2006. Mr. Svendahl has more than 20 years of service with RBC GAM US.
Impact Equity Fund:
Janus Henderson Investors US LLC (“Janus Henderson”), 151 Detroit Street, Denver, Colorado 80206: Janus Henderson, through its predecessors, has provided investment management services since 1969 and has been registered with the SEC since 1978. Janus Henderson offers U.S. equity, global and international equity, fixed income, asset allocation and alternatives investment strategies. As of December 31, 2024, the firm had assets under management of approximately $378.7 billion. The portfolio managers who are jointly and primarily responsible for the day-to-day management of an assigned portion of the Impact Equity Fund are Hamish Chamberlayne, CFA, Head of Global Sustainable Equity and Portfolio Manager, and Aaron Scully, CFA, Portfolio Manager. Both Messrs. Chamberlayne and Scully have more than five years of service with Janus Henderson.
Parametric Portfolio Associates LLC (“Parametric”), 800 Fifth Avenue, Suite 2800, Seattle, Washington 98104: Parametric offers systematic alpha strategies that seek to outperform designated benchmarks on a risk-adjusted basis by applying
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systematic, rules-based asset class exposure. The firm’s customized exposure management solutions use individual securities, ETFs, futures, options and other derivative instruments to construct and manage portfolios to assist clients in meeting their market exposure, risk management, tax management and return objectives. The firm’s direct, sole owner is Morgan Stanley Capital Management, LLC, a wholly owned direct subsidiary of Morgan Stanley. Parametric is a part of the asset management division of Morgan Stanley, Morgan Stanley Investment Management, with approximately $1.6 trillion in assets under management. As of December 31, 2024, Parametric had total firm assets under management of approximately $574.0 billion. Parametric uses a team approach to manage an assigned portion of the Impact Equity Fund. The team includes Xiaozhen Li, Ph.D., Director, Private Client Direct Group, James Reber, Managing Director, Portfolio Management (expected to retire August 1, 2025), and Gordon Wotherspoon, Managing Director, Head of Equity Separately Managed Accounts. Dr. Li and Messrs. Reber and Wotherspoon have each been with Parametric for more than five years.
Equity Index Fund:
Legal & General Investment Management America, Inc. (“LGIM America”), 71 South Wacker Drive, Suite 800, Chicago, Illinois 60606:  LGIM America was founded in 2006 and offers a range of strategies, including active fixed income, liability-driven investing, multi-asset and index solutions. As of December 31, 2024, LGIM America had approximately $225.7 billion in assets under management. LGIM America uses a team approach with respect to portfolio management. The team consists of David Barron, CFA, CAIA, Head of U.S. Equity Solutions, Aodhagán Byrne, CFA, Senior Portfolio Manager, Joseph LaPorta, Senior Portfolio Manager, Michael O’Connor, Senior Portfolio Manager, and Craig Parker, CFA, Portfolio Manager. Mr. Barron was employed by LGIM America from 2015 to 2017 having then joined LGIM America’s affiliate, Legal & General Investment Management Ltd., for four years and then returning to LGIM America in 2021. Messrs. Byrne, LaPorta, O’Connor and Parker have each been employed by LGIM America for five years or more.
Global Real Estate Securities Fund:
Heitman Real Estate Securities LLC (“HRES”), 110 North Wacker Drive, Suite 4000, Chicago, Illinois 60606: Heitman LLC, the parent of HRES, was founded in 1966 in Chicago. HRES and Heitman LLC had approximately $3.5 billion and $48.6 billion in assets under management, respectively, as of December 31, 2024. HRES’s real estate securities team consists of over 20 investment professionals situated in offices around the globe. The team is led by the following portfolio managers: Charles Harbin, CFA, Managing Director, Co-Head and Portfolio Manager – Public Real Estate Securities; Jeffrey Yurk, CFA, Managing Director, Co-Head and Portfolio Manager – Public Real Estate Securities; Jacques Perdrix, Executive Vice President and Portfolio Manager – Europe; and Damon Wang, CFA, Senior Vice President and Portfolio Manager – Asia Pacific. The portfolio managers work to carry out the firm’s highly specialized investment process and are responsible for defining the global investment themes and risk management. Messrs. Harbin, Yurk and Perdrix each have five years or more of service with HRES. Mr. Wang has been with HRES since 2021, and prior to joining HRES, he served at LaSalle Investment Management Securities in Hong Kong, from 2014 to 2021, and left the firm holding the position of Senior Vice President, where he was responsible for public real estate securities investment coverage of the Asia-Pacific region.
RREEF America L.L.C. (“RREEF”), 222 South Riverside Plaza, Floor 34, Chicago, Illinois 60606: Founded in 1975, RREEF’s Real Estate business had approximately $81.1 billion in total assets under management as of December 31, 2024. The Global Real Estate Securities strategy is managed on a team basis under the leadership of John Vojticek, Head and Chief Investment Officer, Liquid Real Assets DWS. The team is led by regional portfolio managers David W. Zonavetch, CPA, and Robert Thomas, who both hold the title of Head of Investment Strategy Liquid Real Assets and are co-lead portfolio managers for the Americas Real Estate Securities business. The team also includes Chris Robinson, Regional Head of Liquid Real Assets, lead portfolio manager for the Asia Pacific Real Estate Securities business, and Barry McConnell, Senior Portfolio Manager Liquid Real Assets, lead portfolio manager for the European Real Estate Securities business. Messrs. Zonavetch and Robinson have each been with the firm for over 15 years, Mr. McConnell has been with the firm since 2007, and Mr. Thomas has been with the firm since 2017. Each of Messrs. Zonavetch, Robinson and McConnell are primarily responsible for the day-to-day operations, as well as final decisions on stock selection and property sector allocation (where appropriate), for an assigned portion of the Global Real Estate Securities Fund. Prior to joining RREEF in 2017, Mr. Thomas served as the Head of the North American Property Equities and Portfolio Manager at Henderson Global Investors and Co-Head of North American Listed Real Estate at AMP Capital Investors. Mr. Thomas has over 18 years of industry experience.
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Value Equity Index Fund:
Legal & General Investment Management America, Inc. (“LGIM America”), 71 South Wacker Drive, Suite 800, Chicago, Illinois 60606:  LGIM America was founded in 2006 and offers a range of strategies, including active fixed income, liability-driven investing, multi-asset and index solutions. As of December 31, 2024, LGIM America had approximately $225.7 billion in assets under management. LGIM America uses a team approach with respect to portfolio management. The team consists of David Barron, CFA, CAIA, Head of U.S. Equity Solutions, Aodhagán Byrne, CFA, Senior Portfolio Manager, Joseph LaPorta, Senior Portfolio Manager, Michael O’Connor, Senior Portfolio Manager, and Craig Parker, CFA, Portfolio Manager. Mr. Barron was employed by LGIM America from 2015 to 2017 having then joined LGIM America’s affiliate, Legal & General Investment Management Ltd., for four years and then returning to LGIM America in 2021. Messrs. Byrne, LaPorta, O’Connor and Parker have each been employed by LGIM America for five years or more.
Value Equity Fund:
American Century Investment Management, Inc. (“American Century”), 4500 Main Street, Kansas City, Missouri 64111: American Century has been a privately-controlled investment manager since 1958. As of December 31, 2024, the firm had assets under management of approximately $261.8 billion. American Century uses a team approach to manage the firm’s assigned portion of the Value Equity Fund. The portfolio managers who are jointly and primarily responsible for the day-to-day management of the portfolio account are Michael Liss, CFA, CPA, Vice President and Senior Portfolio Manager; Philip Sundell, CFA, Vice President and Portfolio Manager; Kevin Toney, CFA, Chief Investment Officer – Global Value Equity, Senior Vice President and Senior Portfolio Manager; and Brian Woglom, CFA, Vice President and Senior Portfolio Manager. Each member of the team has more than five years of experience with American Century.
Barrow, Hanley, Mewhinney & Strauss, LLC (“Barrow Hanley”), 2200 Ross Avenue, 31st Floor, Dallas, Texas 75201: Barrow Hanley, a Delaware limited liability company, is an investment management firm founded in 1979, which provides investment advisory services to large institutional clients, mutual funds, employee benefit plans, endowments, foundations, limited liability companies and other institutions and individuals. Assets under management totaled approximately $53.3 billion as of December 31, 2024, in U.S. and non-U.S. equities, as well as fixed income securities. Barrow Hanley’s strategy is a team-oriented value approach utilizing fundamental research to construct portfolios. The equity team of portfolio managers and analysts assist in research and making recommendations; however, David W. Ganucheau, CFA, Senior Managing Director, and Mark Giambrone, Executive Director, comprise the team of portfolio managers on Barrow Hanley’s assigned portion of the Value Equity Fund. Messrs. Ganucheau and Giambrone each have more than 15 years of service with Barrow Hanley.
Parametric Portfolio Associates LLC (“Parametric”), 800 Fifth Avenue, Suite 2800, Seattle, Washington 98104: Parametric offers systematic alpha strategies that seek to outperform designated benchmarks on a risk-adjusted basis by applying systematic, rules-based asset class exposure. The firm’s customized exposure management solutions use individual securities, ETFs, futures, options and other derivative instruments to construct and manage portfolios to assist clients in meeting their market exposure, risk management, tax management and return objectives. The firm’s direct, sole owner is Morgan Stanley Capital Management, LLC, a wholly owned direct subsidiary of Morgan Stanley. Parametric is a part of the asset management division of Morgan Stanley, Morgan Stanley Investment Management, with approximately $1.6 trillion in assets under management. As of December 31, 2024, Parametric had total firm assets under management of approximately $574.0 billion. Parametric uses a team approach to manage any assigned portion of the Value Equity Fund. The team includes Jennifer Mihara, Managing Director, Equity Research, and James Reber, Managing Director, Portfolio Management (expected to retire August 1, 2025). Ms. Mihara and Mr. Reber have each been with Parametric for more than five years.
TCW Investment Management Company, LLC (“TCW”), 1251 Avenue of the Americas, Suite 4700, New York, New York 10020: Established in 1971, TCW’s primary business is the provision of investment management services. TCW was organized in 1987 as a wholly owned subsidiary of The TCW Group, Inc. TCW is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, as amended. As of December 31, 2024, TCW had total assets under management, including commitments, of approximately $195.3 billion. Diane E. Jaffee, CFA, Senior Portfolio Manager and Group Managing Director, Iman H. Brivanlou, Ph.D., Co-Portfolio Manager and Managing Director, and Matthew J. Spahn, Co-Portfolio Manager and Managing Director, are responsible for the day-to-day management of an assigned portion of the Value Equity Fund. Ms. Jaffee has 41 years of experience and has been managing assets in TCW’s New York office for 29 years. (Ms. Jaffee is expected to retire effective June 30, 2025.) Dr. Brivanlou has 19 years of experience and has been with TCW since 2006. Mr. Spahn has 30 years of experience and has been with TCW since 1998.
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Growth Equity Index Fund:
Legal & General Investment Management America, Inc. (“LGIM America”), 71 South Wacker Drive, Suite 800, Chicago, Illinois 60606:  LGIM America was founded in 2006 and offers a range of strategies, including active fixed income, liability-driven investing, multi-asset and index solutions. As of December 31, 2024, LGIM America had approximately $225.7 billion in assets under management. LGIM America uses a team approach with respect to portfolio management. The team consists of David Barron, CFA, CAIA, Head of U.S. Equity Solutions, Aodhagán Byrne, CFA, Senior Portfolio Manager, Joseph LaPorta, Senior Portfolio Manager, Michael O’Connor, Senior Portfolio Manager, and Craig Parker, CFA, Portfolio Manager. Mr. Barron was employed by LGIM America from 2015 to 2017 having then joined LGIM America’s affiliate, Legal & General Investment Management Ltd., for four years and then returning to LGIM America in 2021. Messrs. Byrne, LaPorta, O’Connor and Parker have each been employed by LGIM America for five years or more.
Growth Equity Fund:
J.P. Morgan Investment Management, Inc. (“JPMIM”), 383 Madison Avenue, New York, New York 10179: JPMIM was established in 1984 and is registered with the SEC as an investment adviser. As of December 31, 2024, the firm had assets under management of approximately $3.6 trillion in equities and fixed income securities. JPMIM uses a team approach to manage the assigned portion of the Growth Equity Fund. The investment team includes Giri Devulapally, CFA, Managing Director, Holly Morris, Managing Director, Larry H. Lee, Managing Director, Robert Maloney, Executive Director, and Joseph Wilson, Managing Director. Messrs. Devulapally, Lee, Maloney and Wilson and Ms. Morris have each served more than five years with JPMIM.
Loomis, Sayles & Company, L.P. (“Loomis Sayles”), One Financial Center, Boston, Massachusetts 02111: Established in 1926, Loomis Sayles manages approximately $389.3 billion in fixed income and equity assets for institutional, high net worth and mutual fund clients as of December 31, 2024. Aziz Hamzaogullari, Chief Investment Officer, Founder of the Growth Equity Strategies Team and Portfolio Manager, has primary responsibility for the day-to-day management of an assigned portion of the Growth Equity Fund. Mr. Hamzaogullari has been with Loomis Sayles since 2010 and has 31 years of investment industry experience.
Parametric Portfolio Associates LLC (“Parametric”), 800 Fifth Avenue, Suite 2800, Seattle, Washington 98104: Parametric offers systematic alpha strategies that seek to outperform designated benchmarks on a risk-adjusted basis by applying systematic, rules-based asset class exposure. The firm’s customized exposure management solutions use individual securities, ETFs, futures, options and other derivative instruments to construct and manage portfolios to assist clients in meeting their market exposure, risk management, tax management and return objectives. The firm’s direct, sole owner is Morgan Stanley Capital Management, LLC, a wholly owned direct subsidiary of Morgan Stanley. Parametric is a part of the asset management division of Morgan Stanley, Morgan Stanley Investment Management, with approximately $1.6 trillion in assets under management. As of December 31, 2024, Parametric had total firm assets under management of approximately $574.0 billion. Parametric uses a team approach to manage any assigned portion of the Growth Equity Fund. The team includes Jennifer Mihara, Managing Director, Equity Research and James Reber, Managing Director, Portfolio Management (expected to retire August 1, 2025). Ms. Mihara and Mr. Reber have each been with Parametric for more than five years.
Sands Capital Management, LLC (“Sands”), 1000 Wilson Boulevard, Suite 3000, Arlington, Virginia 22209: Sands has been managing assets since being founded in 1992. Sands had approximately $45.2 billion in discretionary assets under management as of December 31, 2024. The firm manages assets utilizing growth equity strategies. The investment team is led by Frank M. Sands, CFA, Chief Executive Officer and Chief Investment Officer (“CIO”), who has been with Sands since 2000 and leads the investment team responsible for the decisions made on an assigned portion of the Growth Equity Fund. The investment team also includes Wesley A. Johnston, CFA, Senior Portfolio Manager and Research Analyst, and Thomas H. Trentman, CFA, Senior Portfolio Manager and Research Analyst. Mr. Johnston joined Sands in 2004, and Mr. Trentman joined Sands in 2005.
William Blair Investment Management, LLC (“William Blair”), 150 North Riverside Plaza, Chicago, Illinois 60606: William Blair is a global investment firm that offers investment advisory services to clients. William Blair was established in 2014 and is registered as an investment adviser with the SEC. As of December 31, 2024, the firm had assets under management of approximately $71.6 billion in equities, fixed income securities, derivatives and cash equivalents. The portfolio managers who are jointly and primarily responsible for the day-to-day management of the Growth Equity Fund portfolio account are James
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Golan, CFA, Partner and Portfolio Manager, and David Ricci, CFA, Partner and Portfolio Manager. Messrs. Golan and Ricci each have served more than five years as portfolio managers with William Blair.
Small Cap Equity Fund:
American Century Investment Management, Inc. (“American Century”), 4500 Main Street, Kansas City, Missouri 64111: American Century has been a privately-controlled investment manager since 1958. As of December 31, 2024, the firm had assets under management of approximately $261.8 billion. American Century uses a team approach to manage the firm’s assigned portion of the Small Cap Equity Fund. The portfolio managers who are jointly and primarily responsible for the day-to-day management of the portfolio account are Ryan Cope, CFA, Portfolio Manager, and Jeff John, CFA, Vice President and Senior Portfolio Manager. Messrs. Cope and John each have more than five years of experience with American Century.
Delaware Investments Fund Advisers (“DIFA”), 100 Independence, 610 Market Street, Philadelphia, Pennsylvania 19106: DIFA, and its predecessors have been managing assets since 1938. As of December 31, 2024, DIFA and its affiliates managed approximately $583.4 billion in assets under management across multiple asset classes in various institutional or separately managed investment company and insurance accounts. The Core Equity Team manages the firm’s assigned portion of the Small Cap Equity Fund. The team is led by David E. Reidinger, Managing Director and Head of U.S. Core Equity. The other members of the team are Christopher S. Adams, CFA, Francis X. Morris, Michael S. Morris, CFA, Donald G. Padilla, CFA, and Christina Van Het Hoen. Mr. Francis X. Morris, who holds the title of Executive Director and Senior Portfolio Manager – U.S. Core Equity (expected to retire on or about June 1, 2025) and Messrs. Adams, Michael S. Morris and Padilla, who each hold the title of Managing Director and Senior Portfolio Manager – U.S. Core Equity, have each served as portfolio managers of the firm for at least five years. Ms. Van Het Hoen holds the title of Senior Vice President and Portfolio Manager – U.S. Core Equity and began serving as a portfolio manager for the Small Cap Equity Fund in July 2024. Ms. Van Het Hoen joined DIFA in July 2021 as a Vice President and Senior Equity Analyst, and prior to DIFA, she was a Fixed Income Associate at Capital Group, where she served for more than five years.
Driehaus Capital Management LLC (“DCM”), 25 East Erie Street, Chicago, Illinois 60611: DCM is privately held independent investment adviser providing discretionary and non-discretionary advisory services to clients. DCM has been registered with the SEC since 1983, and as of December 31, 2024, the firm had assets under management of approximately $19.7 billion. The portfolio managers who are jointly and primarily responsible for the day-to-day management of an assigned portion of the Small Cap Equity Fund are Jeffrey James, Lead Portfolio Manager, Michael Buck, Portfolio Manager and Senior Analyst, and Prakash Vijayan, CFA, Assistant Portfolio Manager and Senior Analyst. Messrs. James, Buck and Vijayan have over five years of experience with DCM.
Jacobs Levy Equity Management, Inc. (“Jacobs Levy”), 100 Campus Drive, 4th Floor East, Florham Park, New Jersey 07932: Jacobs Levy is a New Jersey based investment adviser founded in 1986. The firm’s core business activity is managing U.S. equity portfolios for clients, which include institutions with separately managed accounts, registered investment companies and pooled investment vehicles intended for sophisticated, institutional investors. As of December 31, 2024, Jacobs Levy had assets under management of approximately $27.8 billion. The firm was founded by Bruce I. Jacobs, Ph.D., and Kenneth N. Levy, CFA, who are Principals, Co-Chief Investment Officers, Portfolio Managers and Co-Directors of Research. Dr. Jacobs and Mr. Levy have ultimate investment management responsibility for the firm’s assigned portion of the Small Cap Equity Fund.
Parametric Portfolio Associates LLC (“Parametric”), 800 Fifth Avenue, Suite 2800, Seattle, Washington 98104: Parametric offers systematic alpha strategies that seek to outperform designated benchmarks on a risk-adjusted basis by applying systematic, rules-based asset class exposure. The firm’s customized exposure management solutions use individual securities, ETFs, futures, options and other derivative instruments to construct and manage portfolios to assist clients in meeting their market exposure, risk management, tax management and return objectives. The firm’s direct, sole owner is Morgan Stanley Capital Management, LLC, a wholly owned direct subsidiary of Morgan Stanley. Parametric is a part of the asset management division of Morgan Stanley, Morgan Stanley Investment Management, with approximately $1.6 trillion in assets under management. As of December 31, 2024, Parametric had total firm assets under management of approximately $574.0 billion. Parametric uses a team approach to manage an assigned portion of the Small Cap Equity Fund. The team includes Jennifer Mihara, Managing Director, Equity Research, and James Reber, Managing Director, Portfolio Management (expected to retire August 1, 2025). Ms. Mihara and Mr. Reber have each been with Parametric for more than five years.
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TimesSquare Capital Management, LLC (“TSCM”), 75 Rockefeller Plaza, 30th Floor, New York, New York 10019: TSCM is a registered investment adviser with a focus on institutional clients. The firm, which was formed in November 2004 to succeed the growth equity investment advisory business of the firm’s predecessor, TimesSquare Capital Management, Inc., had assets under management of approximately $8.2 billion as of December 31, 2024. TSCM integrates a highly experienced team of investment specialists and time-tested strategies, driven by internally generated research, into one dynamic organization. Grant Babyak, Chief Executive Officer and Portfolio Manager, Kenneth Duca, CFA, Partner and Portfolio Manager/Analyst, and David Ferriero, Ph.D., Partner and Portfolio Manager/Analyst, are jointly and primarily responsible for an assigned portion of the Small Cap Equity Fund. Both Messrs. Babyak and Duca have been with TSCM for over 20 years and have over 30 years of investment experience. Dr. Ferriero has been with TSCM for nine years and has 18 years of investment experience.
International Equity Index Fund:
Legal & General Investment Management America, Inc. (“LGIM America”), 71 South Wacker Drive, Suite 800, Chicago, Illinois 60606: LGIM America was founded in 2006 and offers a range of strategies, including active fixed income, liability-driven investing, multi-asset and index solutions. As of December 31, 2024, LGIM America had approximately $225.7 billion in assets under management. LGIM America uses a team approach with respect to portfolio management. The team consists of David Barron, CFA, CAIA, Head of U.S. Equity Solutions, Aodhagán Byrne, CFA, Senior Portfolio Manager, Joseph LaPorta, Senior Portfolio Manager, Michael O’Connor, Senior Portfolio Manager, and Craig Parker, CFA, Portfolio Manager. Mr. Barron was employed by LGIM America from 2015 to 2017 having then joined LGIM America’s affiliate, Legal & General Investment Management Ltd., for four years and then returning to LGIM America in 2021. Messrs. Byrne, LaPorta, O’Connor and Parker have each been employed by LGIM America for five years or more.
International Equity Fund:
Altrinsic Global Advisors, LLC (“Altrinsic”), 300 First Stamford Place, Suite 750, Stamford, Connecticut 06902: Established in 2000, Altrinsic is a registered investment adviser and focuses solely on international, global and emerging markets equity investment management. As of December 31, 2024, the firm had assets under management of approximately $8.4 billion. Altrinsic uses a team approach to manage the firm’s assigned portion of the International Equity Fund. The portfolio managers who are jointly and primarily responsible for the day-to-day management of the portfolio account are John L. DeVita, CFA, CPA, Portfolio Manager, John D. Hock, CFA, Chief Executive Officer and Portfolio Manager, and Rich McCormick, CFA, Portfolio Manager. Messrs. DeVita, Hock and McCormick each have more than five years of experience with Altrinsic.
AQR Capital Management, LLC (“AQR”), One Greenwich Plaza, Suite 130, Greenwich, Connecticut 06830: AQR is a Delaware limited liability company formed in 1998 and provides discretionary investment management services to registered investment companies, collective investment vehicles, private investment partnerships, foreign investment companies and separately managed accounts. AQR focuses on providing quantitative investment analysis, which relies on the firm’s proprietary models, utilizing a set of valuation, momentum and other factors, to generate views on investments and apply them in a systematic process. As of December 31, 2024, AQR had approximately $114.3 billion in assets under management. The portfolio managers who are jointly and primarily responsible for the day-to-day management of the assigned portion of the International Equity Fund are Clifford S. Asness, Ph.D., John M. Liew, Ph.D., Andrea Frazzini, Ph.D., and John J. Huss. Dr. Asness is the Managing and Founding Principal of AQR. Dr. Liew is a Founding Principal of AQR. Dr. Frazzini and Mr. Huss are each Principals of AQR. Doctors Asness and Liew have been at AQR since the firm’s inception in 1998, Dr. Frazzini has been at AQR since 2008 and Mr. Huss has been at AQR since he rejoined in 2013.
MFS Institutional Advisors, Inc. (“MFSI”), 111 Huntington Avenue, Boston, Massachusetts 02199: MFSI is a U.S.-based investment adviser and subsidiary of Massachusetts Financial Services Company (“MFS”). MFS is America’s oldest mutual fund organization. MFS and the firm’s predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund, Massachusetts Investors Trust. As of December 31, 2024, net assets under management of the MFS organization were approximately $605.0 billion. Filipe Benzinho, Daniel Ling and Harry Purcell, each an Investment Officer of MFS and portfolio manager for the International Concentrated Equity Strategy, have overall responsibility and final authority for portfolio construction of an assigned portion of the International Equity Fund managed by MFSI. Mr. Benzinho has been employed in the investment area of MFS since 2009, Mr. Ling has been employed in the investment area of MFS since 2006 and Mr. Purcell has been employed in the investment area of MFS since 2012.
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Parametric Portfolio Associates LLC (“Parametric”), 800 Fifth Avenue, Suite 2800, Seattle, Washington 98104: Parametric offers systematic alpha strategies that seek to outperform designated benchmarks on a risk-adjusted basis by applying systematic, rules-based asset class exposure. The firm’s customized exposure management solutions use individual securities, ETFs, futures, options and other derivative instruments to construct and manage portfolios to assist clients in meeting their market exposure, risk management, tax management and return objectives. The firm’s direct, sole owner is Morgan Stanley Capital Management, LLC, a wholly owned direct subsidiary of Morgan Stanley. Parametric is a part of the asset management division of Morgan Stanley, Morgan Stanley Investment Management, with approximately $1.6 trillion in assets under management. As of December 31, 2024, Parametric had total firm assets under management of approximately $574.0 billion. Parametric uses a team approach to manage an assigned portion of the International Equity Fund. The team includes Xiaozhen Li, Ph.D., Director, Private Client Direct Group, James Reber, Managing Director, Portfolio Management (expected to retire August 1, 2025), and Gordon Wotherspoon, Managing Director, Head of Equity Separately Managed Accounts. Dr. Li and Messrs. Reber and Wotherspoon have each been with Parametric for more than five years.
WCM Investment Management, LLC (“WCM”), 281 Brooks Street, Laguna Beach, California 92651: WCM is an investment advisory firm, registered with the SEC that specializes in providing innovative, equity investment advisory services. WCM was founded in 1976. As of December 31, 2024, the firm had assets under management of approximately $91.7 billion. WCM uses a team approach to manage an assigned portion of the International Equity Fund. The team is led by Sanjay Ayer, CFA, Portfolio Manager and Business Analyst, Paul R. Black, Co-Chief Executive Officer and Portfolio Manager, Michael B. Trigg, Co-Chief Executive Officer and Portfolio Manager, and Jon Tringale, Portfolio Manager. Each portfolio manager has been employed with WCM for five years or more.
Wellington Management Company LLP (“Wellington”), 280 Congress Street, Boston, Massachusetts 02210: Wellington is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations and other institutions. Wellington and its predecessor organizations have provided investment advisory services for over 80 years. As of December 31, 2024, Wellington, along with its investment advisory affiliates, had investment management authority with respect to approximately $1.2 trillion in assets. Mary L. Pryshlak, CFA, Senior Managing Director and Head of Investment Research, and Jonathan G. White, CFA, Managing Director and Director, Research Portfolios, are responsible for the day-to-day management of the portion of the International Equity Fund assigned to Wellington. Ms. Pryshlak and Mr. White have been with Wellington for more than five years.
Emerging Markets Equity Fund:
AQR Capital Management, LLC (“AQR”), One Greenwich Plaza, Suite 130, Greenwich, Connecticut 06830: AQR is a Delaware limited liability company formed in 1998 and provides discretionary investment management services to registered investment companies, collective investment vehicles, private investment partnerships, foreign investment companies and separately managed accounts. AQR focuses on providing quantitative investment analysis, which relies on the firm’s proprietary models, utilizing a set of valuation, momentum, and other factors, to generate views on investments and apply them in a systematic process. As of December 31, 2024, AQR had approximately $114.3 billion in assets under management. The portfolio managers who are jointly and primarily responsible for the day-to-day management of the assigned portion of the Emerging Markets Equity Fund are Clifford S. Asness, Ph.D., Michele L. Aghassi, Ph.D., Andrea Frazzini, Ph.D., and John J. Huss. Dr. Asness is the Managing and Founding Principal of AQR, and Doctors Aghassi and Frazzini and Mr. Huss are each a Principal of AQR. Dr. Asness has been at AQR since the firm’s inception in 1998, Dr. Aghassi has been at AQR since 2005, Dr. Frazzini has been at AQR since 2008 and Mr. Huss has been at AQR since he rejoined in 2013.
Goldman Sachs Asset Management, L.P. (“GSAM”), 200 West Street, New York, New York 10282: GSAM serves as a sub-adviser to an assigned portion of the Emerging Markets Equity Fund. As of December 31, 2024, GSAM, along with its investment advisory affiliates, had approximately $2.8 trillion in assets under supervision (“AUS”). AUS includes assets under management and other client assets for which the firm does not have full discretion. The Emerging Markets Equity Team is responsible for managing GSAM’s portion of the Emerging Markets Equity Fund. Ultimate accountability for the Emerging Markets Equity Fund’s portfolio account resides with portfolio managers, Hiren Dasani, CFA, Managing Director, and Basak Yavuz, Managing Director. Both Mr. Dasani and Ms. Yavuz have been at GSAM for more than thirteen years.
Parametric Portfolio Associates LLC (“Parametric”), 800 Fifth Avenue, Suite 2800, Seattle, Washington 98104: Parametric offers systematic alpha strategies that seek to outperform designated benchmarks on a risk-adjusted basis by applying systematic, rules-based asset class exposure. The firm’s customized exposure management solutions use individual securities,
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ETFs, futures, options and other derivative instruments to construct and manage portfolios to assist clients in meeting their market exposure, risk management, tax management and return objectives. The firm’s direct, sole owner is Morgan Stanley Capital Management, LLC, a wholly owned direct subsidiary of Morgan Stanley. Parametric is a part of the asset management division of Morgan Stanley, Morgan Stanley Investment Management, with approximately $1.6 trillion in assets under management. As of December 31, 2024, Parametric had total firm assets under management of approximately $574.0 billion. Parametric uses a team approach to manage any assigned portion of the Emerging Markets Equity Fund. The team includes Jennifer Mihara, Managing Director, Equity Research and James Reber, Managing Director, Portfolio Management (expected to retire August 1, 2025). Ms. Mihara and Mr. Reber have each been with Parametric for more than five years.
RBC Global Asset Management (U.K.) Limited (“RBC GAM UK”), 100 Bishopsgate, London EC2N 4AA, United Kingdom: RBC GAM UK has been registered with the SEC as an investment adviser since September 2013 and is authorized and regulated by the Financial Conduct Authority of the United Kingdom. RBC GAM UK is a wholly owned subsidiary of Royal Bank of Canada Holdings (UK) Limited, which is a wholly owned subsidiary of Royal Bank of Canada. As of December 31, 2024, RBC GAM UK had approximately $191.8 billion in assets under management. Philippe Langham, ACA, is responsible for the day-to-day management of the portion of the Emerging Markets Equity Fund assigned to RBC GAM UK. Mr. Langham is Managing Director, Senior Portfolio Manager and Emerging Markets Equities. Mr. Langham joined RBC GAM UK in 2009.
Wellington Management Company LLP (“Wellington”), 280 Congress Street, Boston, Massachusetts 02210: Wellington is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations and other institutions. Wellington and its predecessor organizations have provided investment advisory services for over 80 years. As of December 31, 2024, Wellington, along with its investment advisory affiliates, had investment management authority with respect to approximately $1.2 trillion in assets. Bo Z. Meunier, CFA, Senior Managing Director and Equity Portfolio Manager is responsible for the day-to-day management of the portion of the Emerging Markets Equity Fund assigned to Wellington.  Ms. Meunier has been with Wellington for more than five years.
All Funds (except the Money Market Fund) — Cash Overlay Program:
Parametric Portfolio Associates LLC (“Parametric”), 800 Fifth Avenue, Suite 2800, Seattle, Washington 98104: The Adviser and the Trust have entered into a Sub-Advisory Agreement with Parametric whereby Parametric is responsible for monitoring and investing cash balances of the Fund. The firm’s direct, sole owner is Morgan Stanley Capital Management, LLC, a wholly owned direct subsidiary of Morgan Stanley. Parametric is a part of the asset management division of Morgan Stanley, Morgan Stanley Investment Management, with approximately $1.6 trillion in assets under management. As of December 31, 2024, Parametric had total firm assets under management of approximately $574.0 billion. Parametric uses a team approach to manage the Funds’ Cash Overlay Program. The team includes Richard Fong, CFA, Managing Director of Investment Strategy, and Zach Olsen, CFA, Senior Portfolio Manager. Messrs. Fong and Olsen have five or more years of service with Parametric.
228 | GuideStone Funds Prospectus

Service Providers
The following chart provides information on the Funds' primary service providers.

GuideStone Funds Prospectus | 229

Shareholder Information
Eligible Investors
You may purchase or redeem shares of the Funds on any business day through the website at GuideStoneFunds.com; by mail at GuideStone Funds, P.O. Box 534446, Pittsburgh, PA 15253-4446 (for overnight delivery, GuideStone Funds, Attention 534446, 500 Ross Street, 154-0520, Pittsburgh, PA 15262); or by telephone at 1-888-GS-FUNDS (1-888-473-8637). You may also be able to purchase or redeem shares of the Funds through certain financial intermediaries. The Funds are not available or eligible to be investment options of any “plan or program of a government entity” as defined in Rule 206(4)-5 under the Investment Advisers Act of 1940. The Funds reserve the right to refuse to accept investments at any time. GuideStone Financial Resources may invest for its own account, including reserves and endowment, in any class of the Funds. For more information on the purchase or redemption of shares of the Funds, see the section entitled “Summary of Other Important Fund Information” in this Prospectus.
Minimum Account Size
Investor Class Accounts: Investor Class shares of the Funds require a minimum balance of $1,000 per Fund, except for the Money Market Fund which requires a minimum balance of $100. The Funds reserve the right to close your account and redeem your shares if the value of your account falls below $1,000, or below $100 for the Money Market Fund, unless the reduction in value is due solely to market depreciation. The $1,000 minimum applies separately to each Fund that you own, except the Money Market Fund. The Funds may close your account and send you a check for the redemption proceeds if you do not bring your account up to the minimum within 30 days after the mailing of a written notice. Alternatively, if you have accounts in multiple Funds, except the Money Market Fund, below $1,000, which combined equal or exceed $1,000, those proceeds may be transferred into a single account in the Trust’s Money Market Fund, if you do not bring your accounts up to the minimum within 30 days after the mailing of a written notice. A redemption of a Fund’s shares is a taxable transaction on which you may recognize a gain or loss, unless you held the shares through a 403(b) plan, a 401(k) plan, an IRA or an employee benefit plan (collectively, “Tax-Advantaged Account”).
Institutional Class Accounts: Institutional Class shares of the Funds require a minimum balance of $1,000,000 invested in all Funds in the aggregate for investors other than GuideStone-Serviced Plans. The Funds reserve the right to convert the Institutional Class shares in your account to Investor Class shares, or close your account and redeem your shares, if the value of your account falls below $1,000,000 (or you hold Institutional Class shares of the Funds that were acquired prior to May 1, 2014), unless the reduction in value is due solely to market depreciation. The Funds will notify you and allow you at least 30 days to bring your account’s value up to the applicable minimum before converting your shares or closing your account. A redemption of a Fund’s shares is a taxable transaction on which you may recognize a gain or loss, unless you held the shares through a Tax-Advantaged Account. If your shares are converted to Investor Class shares, the conversion will have no effect on the value of your investment in Institutional Class shares of the Funds at the time of conversion. However, the number of shares you own after the conversion may be greater or lower than the number of shares you owned before the conversion, depending on the NAV of the respective share classes.
At the discretion of the Trust’s officers, the initial investment minimums and account size requirements noted for both classes of shares may be waived. Clients of GuideStone Personal Advisory Services, offered by GuideStone Advisors, LLC, an affiliate of the Trust and the Adviser, are not subject to Investor Class shares minimum requirements. A shareholder of one class of a Fund who is, or becomes eligible, for another class of that Fund may elect to convert shares of that class to shares of the other class based on the respective NAVs per share of each class. In addition, immediate family members sharing the same household who in the aggregate meet the minimum account size requirements for Institutional Class shares may request to purchase Institutional Class shares for their accounts or to have their accounts converted to Institutional Class shares. (For purposes hereof, your immediate family members are (as applicable): any child, stepchild, grandchild, parent, stepparent, grandparent, spouse, sibling, mother-in-law, father-in-law, son-in-law, daughter-in-law, brother-in-law or sister-in-law, including adoptive relationships. A person shares your household if he or she resides at the same address.) However, such conversions may not be made automatically. A conversion of shares between classes of the same Fund will not be considered as a taxable transaction for federal income tax purposes.
230 | GuideStone Funds Prospectus

Other Information
Escheatment Laws: Certain states, including the state of Texas, have laws that allow shareholders to designate a representative to receive abandoned or unclaimed property (“escheatment”) notification by completing and submitting a designation form that generally can be found on the official state website. If a shareholder resides in an applicable state, and elects to designate a representative to receive escheatment notifications, escheatment notices generally will be delivered as required by such state laws, including, as applicable, to both the shareholder and the designated representative. A completed designation form may be mailed to a Fund (if shares are held directly with a Fund) or to the shareholder’s financial intermediary (if shares are not held directly with a Fund). Shareholders should refer to relevant state law for the shareholder’s specific rights and responsibilities under his or her state’s escheatment law(s), which can generally be found on the state’s official website.
Open an IRA or Other GuideStone Investment Account: Shares of a Fund are available to eligible investors for purchase through IRAs, Roth IRAs and other GuideStone investment accounts. BNY Mellon Investment Servicing Trust Company serves as custodian of the IRAs. Eligible investors may also establish an account in the name of a trust established solely by one or more eligible investors and/or an account for a minor. Uniform Gifts to Minors Act and Uniform Transfers to Minors Act accounts may provide special tax advantages. For more details and applications, call the Trust at 1-888-GS-FUNDS (1-888-473-8637).
Participants in a Participant-Directed Employee Benefit Plan: If you invest in the Funds in a participant-directed employee benefit plan through a financial intermediary, the minimum investment and account balance requirements may be different than those described in the section entitled “Summary of Other Important Fund Information” in this Prospectus, and you should contact your financial intermediary for this information. The policies and procedures of your financial intermediary, including minimum investments, may be different than those described herein. Your financial intermediary may require additional days to process contributions, withdrawals and other transactions, to the extent permitted by law.
Transfer of Shares: Shareholders of record of the Institutional Class shares of a Fund may transfer their shares to another person or entity (a) which is otherwise eligible to purchase the Institutional Class shares of a Fund and (b) which is, or will become upon such transfer, a shareholder of record of the Institutional Class shares of the Fund on the books of the transfer agent of the Funds. Shareholders of record of the Investor Class shares may transfer their shares to another person or entity which is, or will become upon such transfer, a shareholder of record of the Investor Class shares of the Fund on the books of the transfer agent of the Funds.
Customer Identification
A Fund (or a shareholder service provider acting on a Fund’s behalf) seeks to obtain identification information for new accounts so that the identity of Fund investors can be verified consistent with regulatory requirements. A Fund may limit account activity until investor identification information can be verified. If a Fund is unable to obtain sufficient investor identification information such that the Fund may form a reasonable belief as to the true identity of an investor, the Fund may take further action including closing the account.
GuideStone Funds Prospectus | 231

Transactions with the Funds
The following transaction procedures do not apply to participant-directed employee benefit plans or accounts held through financial intermediaries. If you own shares of the Funds through one of the participant-directed employee benefit plans, you should consult your employer, your plan administrator or GuideStone Financial Resources at 1-888-GS-FUNDS (1-888-473-8637) for proper instructions. If you own shares of the Funds through a financial intermediary, please contact your salesperson or financial intermediary for proper instructions.
Method	Open an Account	Add to an Account
By Mail GuideStone Funds P.O. Box 534446 Pittsburgh, PA 15253-4446 Overnight Delivery: GuideStone Funds Attention 534446 500 Ross Street, 154 0520 Pittsburgh, PA 15262	Complete and sign the application. Mail it with your check made payable to GuideStone Funds. Your initial investment must meet the minimum amount.
Send in a check for the appropriate
minimum amount (or more). Make your
check payable to GuideStone Funds.
Always provide your account name and
number on the check or include the
detachable slip from your confirmation
statement.

By Telephone

1-888-GS-FUNDS (1-888-473-8637)
Your account will automatically have
certain telephone privileges unless you
designate otherwise on your initial
application or complete an authorization
form, available upon request by calling
1-888-GS-FUNDS (1-888-473-8637).
When you call, we may request personal
identification and record your call.

If you already have an account and have
authorized telephone transactions, you
may call to open an account in another
Fund in the Trust. You may direct us to
deduct an amount from your previously
authorized checking or savings account
or to exchange shares from your existing
Fund account into another Fund in the
Trust, or you may send us a wire. (For
exchanges, the names and addresses on
the accounts must be identical.) Your
initial investment in the new Fund in the
Trust must meet the minimum amount.

You may make investments by telephone
(a minimum of $100 per established
Fund) if you have previously authorized
it. Once you call, we will deduct the
dollar amount you designate from your
previously authorized checking or
savings account. If you have
implemented GuideStone Advisors’
investment advice, minimum subsequent
purchase requirements do not apply.

By Wire

The Bank of New York Mellon
ABA#: 011001234
DDA#: 0000734306
FBO: Shareholder Name, Fund Number
and Account Number

Note: Your bank may charge you a fee
for handling a wire transaction. The
Trust and its transfer agent are not
responsible for the efficiency of the
federal wire system or your bank.

Call your bank with the wire instructions
shown to the left. The wire must be
received by 4:00 p.m. Eastern Time for
same day processing.

Please call 1-888-GS-FUNDS
(1-888-473-8637) for the account
number to include on the wire.

You must send a completed application
by overnight delivery in advance of the
wire to:
GuideStone Funds
(Designate the Fund)
Attention 534446
500 Ross Street, 154 0520
Pittsburgh, PA 15262
Call 1-888-GS-FUNDS (1-888-473-8637) to notify us of the wire. Call your bank with the wire instructions shown to the left. The wire must be received by 4:00 p.m. Eastern Time for same day processing.
232 | GuideStone Funds Prospectus

Method	Open an Account	Add to an Account
Online GuideStoneFunds.com Register through our website. You can then establish a personal identification number (“PIN”) on our website that will enable you to make transactions with the Funds online.
If you do not have an existing account,
you may open an account through our
website or download an application from
our website and forward your signed
application to:
GuideStone Funds
P.O. Box 534446
Pittsburgh, PA 15253-4446

Existing shareholders may open an
account in another Fund through our
website. You may instruct us to deduct
an amount from your previously
authorized checking account or to
exchange shares from your existing Fund
account into another Fund in the Trust.
(For exchanges, the names and addresses
on the accounts must be identical.) Your
initial investment in the new Fund must
meet the minimum amount.

You may make additional investments
online if you have previously authorized
it. Once you place your order through
our website, we will deduct the dollar
amount you designate from your
previously authorized checking or
savings account.

Automatic Transaction Plans

For each type of automatic transaction
plan, you must complete the appropriate
section on your initial application or
complete an authorization form,
available upon request by calling
1-888-GS-FUNDS (1-888-473-8637).
Not applicable.
Automatic Investment Plan:
You may authorize automatic monthly or
quarterly investments in a constant dollar
amount (a minimum of $100 per
established Fund). We will withdraw the
designated dollar amount from your
checking account on the 5th or 20th day
(whichever you designate) of the month
beginning in the month you designate.
We will invest it into the Fund that you
have designated. If the 5th or the 20th of
the month does not fall on a business
day, we will withdraw the designated
dollar amount on the following business
day. If you have implemented
GuideStone Advisors’ investment advice,
minimum subsequent purchase
requirements do not apply.

GuideStone Funds Prospectus | 233

The following transaction procedures do not apply to participant-directed employee benefit plans or accounts held through financial intermediaries. If you own shares of the Funds through one of the participant-directed employee benefit plans, you should consult your employer, your plan administrator or GuideStone Financial Resources at 1-888-GS-FUNDS (1-888-473-8637) for proper instructions. If you own shares of the Funds through a financial intermediary, please contact your salesperson or financial intermediary for proper instructions. See “Redemption of Shares,” beginning on page 237, for information about the timing of redemption proceeds.
Method	Redeem Shares	Exchange Shares
By Mail GuideStone Funds P.O. Box 534446 Pittsburgh, PA 15253-4446 Overnight Delivery: GuideStone Funds Attention 534446 500 Ross Street, 154 0520 Pittsburgh, PA 15262
Send a letter of instruction that includes:

●The Fund name, your account number,
the name of each owner (exactly as
they appear on the account) and the
dollar amount you wish to redeem.

●Include all genuine signatures (exactly
as they appear on the account) and any
documents that may be required (and a
medallion signature guarantee, if
required). See “Medallion Signature
Guarantees.”

Send a letter of instruction that includes:

●Your account number, the name of
each owner (exactly as they appear on
the account), the dollar amount you
wish to exchange (a minimum of $250
per established Fund) and the new
Fund into which the amount is being
invested.

●Include all genuine signatures (exactly
as they appear on the account) and any
documents that may be required.

By Telephone

1-888-GS-FUNDS (1-888-473-8637)
Your account will automatically have
certain telephone privileges unless you
designate otherwise on your initial
application or complete an authorization
form, available upon request by calling
1-888-GS-FUNDS (1-888-473-8637).
When you call, we may request personal
identification and record your call.

You will receive your redemption
payment in the form you previously
authorized: check, deposit to your bank
account or wire transfer (for wire
transfers, a fee of up to $40 may be
charged).

If you have previously authorized
telephone redemptions, you may redeem
shares by calling us ($25,000 per Fund
with a limit of $50,000 in the aggregate).
(IRAs only: You must make all requests
for redemptions in writing. Please call
1-888-GS-FUNDS (1-888-473-8637) to
request a form.)

If you have changed your address, there
is a 10-day waiting period before a
withdrawal can be made by check.
Shares purchased by ACH may be
subject to a 60-day waiting period during
which such shares may only be
redeemed by ACH to the same bank
account from which the funds were
initially withdrawn.

The names and addresses on the
accounts must be identical. Shares will
be exchanged into the same class.

If you have previously authorized
telephone exchanges, you may exchange
shares for shares of another Fund in the
Trust (a minimum of $250 per
established Fund) over the telephone.
The names and addresses on the
accounts must be identical. Shares will
be exchanged into the same class.

By Wire Note: Your bank may charge you a fee for handling a wire transaction. The Trust and its transfer agent are not responsible for the efficiency of the federal wire system or your bank.
You may redeem shares by contacting us
by mail or by telephone and instructing
us to wire your proceeds to your bank
($10,000 minimum). (Follow the
instructions in this table for how to
Redeem Shares: By Mail, By Telephone
or Online.) Wire redemptions can be
made only if you have previously
authorized it on an authorization form
(including attaching a voided check from
the account where proceeds are to be
wired), available upon request by calling
1-888-GS-FUNDS (1-888-473-8637). A
fee of up to $40 may be charged for wire
transfers.
Not applicable.
234 | GuideStone Funds Prospectus

Method	Redeem Shares	Exchange Shares
Online GuideStoneFunds.com Register through our website. You can then establish a personal identification number (“PIN”) on our website that will enable you to make transactions with the Funds online.
You may redeem shares through our
website. You will receive your
redemption payment in the form you
previously authorized: check or deposit
to your bank account.

If you have changed your address, there
is a 10-day waiting period before a
withdrawal can be made by check.
Shares purchased by ACH may be
subject to a 60-day waiting period during
which such shares may only be
redeemed by ACH to the same bank
account from which the funds were
initially withdrawn. Such shares may not
be redeemed online during the 60-day
waiting period.

You may exchange shares for shares of
another Fund in the Trust (a minimum of
$250 per established Fund) through our
website. The names and addresses on the
accounts must be identical. Shares will
be exchanged into the same class.

Automatic Transaction Plans You must complete the appropriate section on your initial application or complete an authorization form, available upon request by calling 1-888-GS-FUNDS (1-888-473-8637).
Systematic Withdrawal Plan:
You may specify a percent of your
account or a dollar amount (a minimum
of $250 per established Fund) to be
withdrawn monthly, quarterly or
annually on the 25th of the month
beginning on the month you designate. If
the 25th does not fall on a business day,
we will process the withdrawal on the
previous business day. We reserve the
right to charge you for each withdrawal.
At the time you authorize the withdrawal
plan, you must have a minimum account
balance of $5,000. You must have all
dividends and other distributions
reinvested. We will continue the
withdrawals until your shares are gone or
you cancel the plan. You may cancel or
change your plan or redeem all your
shares at any time.

You will receive your redemption
payment in the form you previously
authorized: check or deposit to your
bank account.
Not Applicable.
GuideStone Funds Prospectus | 235

More Shareholder Information
How Share Price is Calculated
The Northern Trust Company (“Northern Trust”) normally determines the NAV per share of each class of each Fund as of the close of regular trading on the New York Stock Exchange (“NYSE”), which is generally 4:00 p.m. Eastern Time on each day that the NYSE is open for trading or as such other times as the NYSE may officially close (“Business Day”). The price at which a purchase or redemption is effected is based on the next calculation of NAV after the order is placed. Fund shares will generally not be priced on any day the NYSE is closed for trading (e.g., market holidays). The Funds will also remain closed on days when the NYSE is closed and the Securities Industry and Financial Markets Association recommends that the bond markets remain open. The NAV for a class of shares of a Fund is determined by adding the pro rata portion of the total value of the Fund’s investments, cash and other assets attributable to that class, deducting the pro rata portion of the Fund’s liabilities attributable to that class and the liabilities directly attributable to that class, and then dividing that value by the total number of shares of the class outstanding. Since the NAV for each Fund is calculated separately by class, and since each class has its own expenses, the per share NAV of each Fund will vary by class.
Because the Target Date Funds and Target Risk Funds invest primarily in shares of the Select Funds, the price of each of these Funds’ shares is based upon the NAV of the shares of those underlying investments. In turn, the NAV per share of each underlying investment is based upon the values of the obligations, stocks and other investments held by the underlying investment. Therefore, the price of a share of a Target Date Fund or a Target Risk Fund will fluctuate in relation to its asset allocation among the underlying investments and the value of the portfolio investments of the underlying investments.
What is the Net Asset Value or “NAV”?
NAV =	Assets – Liabilities
Outstanding Shares
Because the Target Date Funds and Target Risk Funds invest primarily in shares of the Select Funds, the price of each of these Funds’ shares is based upon the NAV of the shares of those underlying investments. In turn, the NAV per share of each Select Fund is based upon the values of the obligations, stocks and other investments held by the Select Fund. Therefore, the price of a share of a Target Date Fund or a Target Risk Fund will fluctuate in relation to its asset allocation among the Select Funds and the value of the portfolio investments of the Select Funds.
Each Fund, except the Money Market Fund, generally values its assets based upon official closing prices, market quotations or estimates of value provided by an independent pricing service as of the time as of which the Fund’s share price is calculated. Assets that are denominated in foreign currencies are valued daily in U.S. dollars at the current foreign currency exchange rates. In certain cases, events that occur after certain markets have closed may render prices unreliable. Such events may include circumstances in which the value of the U.S. markets changes by a percentage deemed significant. When a Fund believes a market price does not reflect a security’s true value, the Fund may substitute a fair value estimate through procedures established by, or under the direction of, the Board of Directors. A Fund may also use these procedures to value securities that do not have a readily available current market value. Using fair value methods to price securities may result in a value that is different from the prices used by other mutual funds to calculate their NAVs. Each Fund is subject to the risk that it has valued certain of its securities at a higher price than it can sell them.
Northern Trust prices at amortized cost all instruments held by the Money Market Fund.
The Low-Duration Bond Fund, Medium-Duration Bond Fund, Global Bond Fund, Impact Bond Fund Strategic Alternatives Fund, Defensive Market Strategies Fund, Impact Equity Fund, Global Real Estate Securities Fund, International Equity Index Fund, International Equity Fund and Emerging Markets Equity Fund may include portfolio securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Funds do not price their shares. The NAV for shares of the Low-Duration Bond Fund, Medium-Duration Bond Fund, Global Bond Fund, Impact Bond Fund, Strategic Alternatives Fund, Defensive Market Strategies Fund, Impact Equity Fund, Global Real Estate Securities Fund, International Equity Index Fund, International Equity Fund and Emerging Markets Equity Fund may change on days when an investor will not be able to purchase or redeem shares.
236 | GuideStone Funds Prospectus

Investments by the Funds in other registered investment companies are valued based upon the NAV of those registered investment companies (which may use fair value pricing as discussed in their prospectuses).
The Board of Directors has designated the Adviser as the valuation designee pursuant to Rule 2a-5. The Adviser, as the valuation designee, performs the fair value determinations relating to Fund investments, subject to oversight by the Board of Directors. The Adviser, as the valuation designee, is responsible for periodically assessing any material risks associated with the determination of the fair value of a Fund's investments; establishing and applying fair value methodologies; testing the appropriateness of fair value methodologies; and overseeing and evaluating third-party pricing services. The Adviser has established a valuation committee to assist with its designated responsibilities as valuation designee.
Purchase of Shares
Fund shares are sold at NAV without a front-end sales load or a back-end sales load. Orders for the purchase of shares received in good order and accepted by the transfer agent or other authorized intermediary as of the close of regular trading on any Business Day will be executed the day they are received by either the transfer agent or other authorized intermediary, at the day’s closing share price for the applicable Fund(s), provided that (1) the transfer agent receives payment as of the close of regular trading on the same Business Day; or (2) the requests are placed by a financial intermediary that has entered into a servicing agreement and payment in federal funds or other immediately available funds is received by the transfer agent by the close of the same Business Day or on the next Business Day, depending on the terms of the servicing agreement. Purchase requests received in good order by the transfer agent or other authorized intermediary on a non-Business Day or after the close of regular trading on a Business Day will be executed on the next Business Day, at that day’s closing share price for the applicable Fund(s), provided that payment is made as noted previously. A fee may be assessed if you transact through a financial intermediary, broker or agent.
Your purchase will be made in full and fractional shares calculated to three decimal places. Certificates for shares are not issued. If your purchase order fails to designate a Fund, the purchase will be invested in the Money Market Fund.
The Funds reserve the right to suspend the offering of shares or to limit or reject any purchase or exchange order at any time, without notice. The Funds also reserve the right to waive or change investment minimums at any time, without notice. The Funds also reserve the right to redeem shares in any account and return the proceeds to the investor. These actions may be taken when, in the sole discretion of the Funds’ management, they are deemed to be in the best interests of the Funds. The Funds will not accept any third party or foreign checks.
In accordance with the Trust’s Trust Instrument, Guidestone Financial Resources will, at all times, directly or indirectly, own, control or hold the power to vote at least 60% of the outstanding shares of the Trust. The Trust shall refuse to accept any investment in any fund of the Trust, if, after such investment, Guidestone Financial Resources would not own control or hold with power to vote at least 60% of the outstanding shares of the Trust.
Redemption of Shares
Requests for the redemption of some or all of your shares received in good order by the transfer agent or other authorized intermediary as of the close of regular trading on any Business Day will be executed the day they are received by either the transfer agent or other authorized intermediary, at the day’s closing share price for the applicable Fund(s). Redemption requests received in good order by the transfer agent or other authorized intermediary on a non-Business Day or after the close of regular trading on a Business Day will be executed on the next Business Day, at that day’s closing share price for the applicable Fund(s), provided that payment is made as noted previously. A fee may be assessed if you transact through a financial intermediary, broker or agent.
A redemption of a Fund’s shares is a taxable transaction on which you may recognize a gain or loss, unless you held the shares through a Tax-Advantaged Account. (Generally, gain or loss is not expected to be realized on a redemption of shares of the Money Market Fund, which seeks to maintain a stable $1.00 per share NAV.)
Redemption proceeds normally are wired or mailed within one business day after receiving timely request in proper form, but it may take up to seven days to make payment. Please see the “Redeem Shares” column in the “Transactions with the Funds” section, beginning on page 234, for the specific requirements per method for redeeming Fund shares. Depending upon the method of payment, the timing of when a shareholder will receive redemption proceeds can differ. Delivery of proceeds from
GuideStone Funds Prospectus | 237

shares purchased by check or pre-authorized automatic investment may be delayed until the funds have cleared, which may take up to 10 days. The Funds typically expect to meet redemption requests by paying out available cash or proceeds from selling portfolio holdings, which may include cash equivalent portfolio holdings. In stressed market conditions and other appropriate circumstances, redemption methods may include borrowing funds, utilizing its line of credit, or redeeming in kind. A Fund may stop selling its shares and postpone redemption payments at times (i) when the NYSE is closed (other than for customary weekend and holiday closings); (ii) when trading on the NYSE is restricted; (iii) when the SEC determines that an emergency exists so that disposal of the Fund’s investments or determination of its NAV is not reasonably practicable; or (iv) by order of the SEC for protection of the Fund’s shareholders.
The Money Market Fund may also suspend redemptions to facilitate orderly liquidation of the Fund pursuant to Rule 22e-3 under the 1940 Act. Redemption proceeds will only be sent in the form that you previously authorized. If you have authorized payment by check, the check will be sent to the shareholder and address of record.
Checkwriting Option
If you own shares of the Money Market Fund in a GuideStone investment account, you may draw money from your Money Market Fund account by writing a check of $100 or more. You must complete an authorization form, available upon request by calling 1-888-GS-FUNDS (1-888-473-8637). Before writing a check from your personal investment account, you should verify the balance in your Money Market Fund account to ensure there are adequate funds to cover the amount of the check. You may not write a check to close your account. Charges will be imposed for stop payment orders and returned checks. An appropriate amount of shares will be redeemed from your Money Market Fund account to pay for these charges.
Checkwriting privileges are not available for institutional accounts, intermediaries, tax-sheltered annuities or a Tax-Advantaged Account. Checkwriting privileges would result in significant, negative federal income tax consequences to a shareholder in a Tax-Advantaged Account.
Request In Good Order
All purchase, exchange and redemption requests must be received by the Funds or their transfer agent in good order. Requests in good order must include the following documents: (1) a letter of instruction, if required, signed by all registered owners of the shares in the exact names in which they are registered; (2) any required medallion signature guarantees (see the section entitled “Medallion Signature Guarantees” in this Prospectus); and (3) other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianships and other legal entities. You may call 1-888-GS-FUNDS (1-888-473-8637) for further details.
Written redemption requests also must include the Fund name, your account number and the dollar amount of the transaction. Purchase orders are not in good order until the Funds’ transfer agent has received payment in federal funds.
If you are investing through an employee benefit plan, your employer, plan administrator or GuideStone Financial Resources, each has their own procedures for transmitting transaction orders and payments to the Funds’ transfer agent on a timely basis and in good order. These procedures may require additional days to process contributions, withdrawals and other transactions, to the extent permitted by law.
Medallion Signature Guarantees
To protect shareholder accounts, the Funds and the transfer agent from fraud, medallion signature guarantees are required in certain cases. This enables the Funds to verify the identity of the person who has authorized a redemption from an account. A medallion signature guarantee will be required for any of the following:
For IRA and GuideStone Investment Accounts:
●
Any written redemption request for $50,000 or more.
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Redemptions where the proceeds are to be sent to someone other than the registered shareholder(s) and the registered address.
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Transfers into an account with a different registration (including a different name, address, taxpayer identification number or account type) from originating accounts that have an account balance of $50,000 or more.
238 | GuideStone Funds Prospectus

For Institutional Accounts:
●
Any written redemption request for $250,000 or more.
●
Redemptions where the proceeds are to be sent to someone other than the registered shareholder(s) and the registered address.
●
Transfers into an account with a different registration (including a different name, address, taxpayer identification number or account type) from originating accounts that have an account balance of $250,000 or more.
A notary public does not qualify as a medallion signature guarantee. You may obtain a medallion signature guarantee from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other participating financial institution. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions that are not participating in one of these programs will not be accepted. You may call 1-888-GS-FUNDS (1-888-473-8637) for further details.
The Adviser reserves the right to waive the medallion signature guarantee requirement, provided it has obtained sufficient evidence to grant the waiver. Clients of an affiliate of the Funds may not be subject to the medallion signature guarantee requirement.
Redeeming Recently Purchased Shares
If you are redeeming shares that you recently purchased by check, the Funds may delay sending your redemption proceeds until your check has cleared. This may take up to 15 calendar days after your check is received. To avoid this delay, pay for your shares by federal funds wire transfer.
If you are redeeming shares that you recently purchased by ACH, those shares may be subject to a 60-day waiting period during which such shares may only be redeemed by ACH to the same bank account from which the funds were initially withdrawn. Such shares may not be redeemed online during the 60-day waiting period.
Right to Redeem In Kind
Under certain circumstances, the Funds may honor redemption requests of certain affiliated persons using portfolio securities or other assets (“redemptions in kind”). Specifically, redemptions in kind may be effected for redeeming shareholders who are considered “affiliated persons” of a Fund by virtue of controlling, being controlled by or under common control with the Adviser. The Board has adopted procedures for redemptions in kind of affiliated persons of a Fund, as described in the SAI.
Purchases In Kind
Each Fund may accept payment for shares in the form of securities that are permissible investments for the Fund from persons who are considered “affiliated persons” of the Fund by virtue of controlling, being controlled by or under common control with the Adviser. A Fund will not accept securities in exchange for shares of the Fund unless: (1) such securities are, at the time of the exchange, eligible to be included, or otherwise represented, in the Fund whose shares are to be issued; and (2) the affiliated person represents and agrees that all securities offered to be exchanged for shares of the Fund are not subject to any restrictions upon their sale by the portfolio under the Securities Act of 1933, or under the laws of the country in which the principal market for such securities exists, or otherwise.
Account Statements
Each shareholder’s transactions in Fund shares will be reflected in a quarterly statement, except organizations that directly invest in an Institutional Class Account which receive monthly statements. If your Fund shares are held by a nominee or employee benefit plan, the nominee or employee benefit plan decides whether the statement will be sent to you and the frequency of those accounts statements, if applicable.
GuideStone Funds Prospectus | 239

Exchanging Shares
What is an exchange?
An exchange of shares of one Fund of the Trust for shares of another Fund of the Trust is really two transactions — a redemption of shares of one Fund and the purchase of shares of another Fund. In general, the same policies that apply to purchases and redemptions apply to exchanges. An exchange also has the same tax consequences as an ordinary redemption.

An exchange of a Fund’s shares is a taxable transaction on which you may recognize a gain or loss, unless you held the shares through a Tax-Advantaged Account. (Generally, gain or loss is not expected to be realized on a redemption of shares of the Money Market Fund, which seeks to maintain a stable $1.00 per share NAV.)
If you invest through an employee benefit plan, you may exchange shares of one Fund of the Trust for shares in one or more of the other Funds of the Trust provided exchanges are permitted under the employee benefit plan. Contact your employer, plan administrator or GuideStone Financial Resources at 1-888-GS-FUNDS (1-888-473-8637) for more information.
If you invest in shares of a Fund through a financial intermediary, please contact your salesperson or financial intermediary for proper instructions to conduct an exchange. A fee may be assessed if you transact through a financial intermediary, broker or agent.
Frequent Purchases and Redemptions
Frequent purchases and redemptions of Fund shares by short-term traders present risks for other shareholders of the Funds, including, among other things, dilution in the value of Fund shares held by long-term shareholders, interference with the efficient management of the Funds’ portfolios and increased brokerage and administrative costs. Market timing strategies often involve frequent purchases and sales of fund shares. For these reasons, among others, the Board of Directors has adopted policies and procedures to discourage frequent purchases and redemptions of Fund shares by shareholders. Pursuant to these policies, the Funds do not accommodate frequent purchases and redemptions of Fund shares by shareholders. The Funds do not have any arrangements with any person to permit frequent purchases and redemptions. The Funds implement the following procedures to deter frequent purchases and redemptions of Fund shares by shareholders.
If, within a 60 calendar day period a shareholder redeems or exchanges out of a Fund, subsequently purchases or exchanges back into the same Fund, and then redeems or exchanges out of that Fund, the shareholder will not be permitted to transfer back into the Fund through a purchase or exchange for 90 calendar days. For purposes of this policy, the Funds may consider trading activity in multiple accounts under common control, influence or ownership together to the extent they can be identified.
Compliance may provide exceptions to these policies and procedures when the Chief Compliance Officer determines that certain types of transactions do not present the material risks that these policies and procedures are designed to mitigate. These exceptions are noted below.
Exceptions. These policies and procedures are not applied to the following transaction types:
●
Acquisitions of shares through the automatic reinvestment of dividends and other distributions;
●
Systematic purchases, exchanges and redemptions;
●
Redemptions of shares to return excess IRA contributions;
●
Certain transactions made within a retirement or employee benefit plan, such as payroll or employer contributions, rollovers, minimum required distributions, loans and loan repayments, hardship withdrawals, plan terminations or other transactions that are initiated by a party other than the plan participant;
●
Transactions initiated by a Fund (e.g., for transactions due to a failure to meet applicable account minimums, trade corrections, share class conversions, mergers or liquidations);
●
Transactions in shares of the Money Market Fund;
●
Transactions made by model-based discretionary advisory accounts (including those managed by an affiliate of the Funds and/or the Adviser); and
240 | GuideStone Funds Prospectus

●
Transactions made by funds, including affiliated Funds of Funds, that invest in a Fund as part of an asset reallocation in accordance with their investment policies or in response to fund inflows and outflows.
The Trust may exclude transactions below a certain dollar amount from monitoring and may change that dollar amount from time to time.
The Trust may waive the provisions of the foregoing with respect to any transaction if it is determined that no harm has or would occur to the Funds or their shareholders, and that the interests of the Funds or their shareholders have not and would not be subordinated to those of the Adviser or any of its affiliates. In making such a determination, the Trust may consider various factors, such as the amount, frequency and nature of trading activity. In determining whether a transaction is unlikely to be detrimental to a Fund, the Trust’s officers will be required to make judgments that are inherently subjective and will depend on the specific facts and circumstances reasonably available to them. Such determinations will be made in a manner believed to be in the best interests of the Funds’ shareholders.
Accounts Held at Financial Intermediaries. Fund shares may be held through an account carried by a financial intermediary with the Trust’s transfer agent in which the transactions of two or more persons are combined and carried in the name of the financial intermediary, rather than designated separately (an “omnibus account”). The identity of individual investors whose purchase and redemption orders are aggregated through such omnibus accounts cannot ordinarily be tracked by the Trust on a regular basis. These financial intermediaries may not have the capability or may not be willing to apply the Trust’s policies and procedures with respect to frequent purchases and redemptions. Although the Trust reviews trading activity at the omnibus account level for activity that indicates potential market timing or excessive trading activity, the Trust typically will not request or receive individual account data unless suspicious trading activity is identified. The Trust generally relies on financial intermediaries to monitor trading activity in omnibus accounts in good faith in accordance with their own policies or these policies and procedures.
If you own shares of a Fund through a financial intermediary, the frequent trading policy for that financial intermediary may be more or less restrictive than that described herein. Please contact your financial intermediary representative for more information on its frequent trading policy.
Rights Reserved. The Funds reserve the right to reject any purchase order, terminate the exchange privilege or liquidate the account of any shareholder that the Trust determines has engaged in frequent trading or market timing, regardless of whether the shareholder’s activity violates these policies and procedures. Additionally, the Funds may, in their discretion, reject any purchase or exchange into a Fund from any individual(s) or institution(s) whose trading activity could disrupt the management of the Fund or dilute the value of the Fund’s shares. Such Fund shareholders may be barred from future purchases of the Funds. Nothing herein shall be construed as to limit or restrict the Funds’ right to reject a purchase or exchange request for any reason.
Telephone and Online Transactions
The Funds reserve the right to refuse a telephone redemption or online redemption request if the requester is unable to provide information, such as the: (1) account number; (2) name and address exactly as registered with us; or (3) the primary social security or other taxpayer identification number.
We are not responsible for any account losses due to fraud, so long as we have taken reasonable steps to verify the identity of the person making a telephone or online request. If you are invested other than through an employee benefit plan, your account will automatically have certain telephone privileges. If you invest through an IRA or GuideStone investment account, your account will automatically have certain telephone privileges. If you wish to remove the telephone redemption or online redemption option from your account, please notify us in writing. If you are redeeming shares you hold through an employee benefit plan or foundation, you may not have telephone or online privileges; contact your employer, your employee benefit plan administrator or GuideStone Financial Resources at 1-888-GS-FUNDS (1-888-473-8637) for information about how to redeem your shares.
The Funds reserve the right to terminate or limit the telephone or online redemption privilege at any time, without prior notice. If you experience difficulty reaching us by telephone or through our website, during periods of unusual market activity, contact us by regular or express mail.
GuideStone Funds Prospectus | 241

You may also be asked to provide additional information in order for a Fund or its transfer agent to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations. In addition, a Fund reserves the right to involuntarily redeem an account in the case of: (i) actual or suspected threatening conduct or actual or suspected fraudulent, illegal or suspicious activity by the account owner or any other individual associated with the account; or (ii) the failure of the account owner to provide information to a Fund related to opening the accounts. Your shares will be sold at the NAV calculated on the day a Fund or its transfer agent closes your Fund position.
Duplicate Mailing to Same Household
We try to eliminate duplicate mailings to the same household. If two Fund shareholders, excluding shareholders invested through an employee benefit plan, have the same last name and address, we send just one shareholder report, instead of two. If you prefer separate reports, notify us by mail or telephone.
Distributions
What is net investment income?
Net investment income generally consists of interest and dividends a Fund earns on its investments less accrued expenses.
Each of the Low-Duration Bond Fund, Medium-Duration Bond Fund, Global Bond Fund and Impact Bond Fund declares and pays dividends from its net investment income monthly. The Money Market Fund declares income dividends daily and pays them monthly. Each of the Defensive Market Strategies Fund, Equity Index Fund, Global Real Estate Securities Fund, Value Equity Index Fund, Value Equity Fund, Growth Equity Index Fund and Growth Equity Fund declares and pays dividends from its net investment income semi-annually. Each of the other Funds (including all the Target Date Funds and Target Risk Funds) declares and pays dividends from its net investment income annually. Each Fund also distributes to its shareholders at least annually any realized net capital gains and net gains, if any, from certain foreign currency transactions. It is expected that the distributions by the Money Market Fund and Low-Duration Bond Fund will consist primarily of ordinary income.
In the unlikely event that the Money Market Fund's yield is less than 0.00% (i.e., is negative), the Fund may distribute that negative yield by cancelling shares in shareholder accounts through the use of a reverse distribution mechanism (“RDM”). This would offset the daily negative yield accrued (i.e., a decline in the Fund's net assets) by reducing the number of Fund shares outstanding. This process would allow the Fund to maintain a constant NAV per share, i.e., $1.00. The Fund would allocate the reduction in shares outstanding pro rata across all eligible shareholder accounts by posting a share redemption/cancellation transaction to each shareholder's account based on the daily negative yield factor per share.
Distributions are payable to shareholders of record at the time they are declared. Shareholders of record include holders of shares being purchased, but exclude holders of shares being redeemed, on the record date. Your distributions will automatically be reinvested in additional Fund shares, unless you elect to receive your distributions in cash. You may not elect cash distributions for a Tax-Advantaged Account.
Financial Intermediaries
On behalf of the Trust, certain institutions acting as financial intermediaries may be authorized to accept purchase, redemption and exchange orders from their customers on behalf of the Funds. These authorized intermediaries also may designate other intermediaries to accept such orders, if approved on behalf of the Trust. A Fund will be deemed to have received an order when the order is accepted by the authorized intermediary, and the order will be priced at the Fund’s per share NAV next determined, provided that the authorized intermediary forwards the order (and payment for any purchase order) to the transfer agent on behalf of the Trust within agreed-upon time periods. If the order (or payment for any purchase order) is not received by the transfer agent within such time periods, the authorized intermediary may be liable for fees and losses and the transactions may be cancelled. For these and other support services, a fee may be received. For more information, see the section entitled “Shareholder Servicing Arrangements” in this Prospectus.
The Adviser also may provide compensation to certain dealers and other financial intermediaries, including affiliates of the Adviser, for marketing and distribution in connection with the Trust. The Adviser or its affiliates may also sponsor
242 | GuideStone Funds Prospectus

informational meetings, seminars and other similar programs designed to market the Trust. The amount of such compensation and payments may be made on a one-time and/or periodic basis, and may represent all or a portion of the annual fees earned by the Adviser (after adjustments). The additional compensation and payments will be paid by the Adviser or its affiliates and will not represent an additional expense to the Trust or its shareholders. Such payments may provide incentives for financial intermediaries to make shares of the Funds available to their customers and may allow the Funds greater access to such parties and their customers than would be the case if no payments were paid.
Investors purchasing shares of a Fund through a financial intermediary should read their account agreements with the financial intermediary carefully. A financial intermediary’s requirements may differ from those listed in this Prospectus. A financial intermediary may also impose account charges, such as asset allocation fees, account maintenance fees and other charges that will reduce the net return on an investment in a Fund. If an investor has agreed with a particular financial intermediary to maintain a minimum balance and the balance falls below this minimum, the investor may be required to redeem all or a portion of the investor’s investment in a Fund.
Portfolio Holdings
Each Fund (except the Money Market Fund) publishes on the Funds’ website (GuideStoneFunds.com) complete portfolio holdings for the Fund as of the end of each fiscal quarter, subject to a 15 calendar-day lag between the date of the information and the date on which the information is disclosed. The Funds may however, at their discretion, publish these holdings earlier than 15 calendar days, if deemed necessary by the Funds. In addition, the Funds may publish on their website quarter-end portfolio characteristics data subject to a 15 calendar-day lag between the date of the information and the date on which the information is disclosed. This information will be available on the website at least until the date on which a Fund files its next portfolio holdings report on Form N-CSR or Form N-PORT (except with respect to the Money Market Fund) with the SEC and files monthly portfolio holdings reports on Form N-MFP with the SEC. The Money Market Fund publishes its complete schedule of portfolio holdings on a monthly basis on the Funds’ website. In addition, a description of the Funds’ policies and procedures with respect to the disclosure of their portfolio holdings is available in their SAI and on the Funds’ website at GuideStoneFunds.com.
Taxes
This section only summarizes some important federal income tax considerations that may affect your investment in a Fund. If you invest in a Fund through a Tax-Advantaged Account, special tax rules apply. You are urged to consult your tax adviser regarding the effects of an investment in a Fund on your tax situation.
Federal Income Tax. As long as a Fund meets the requirements for being treated as a “regulated investment company” under the Code, which each Fund has done since inception and intends to continue to do, it pays no federal income tax on the net earnings and net realized gains it distributes to its shareholders. Each Fund will notify you following the end of each calendar year of the amount of dividends and other distributions paid to you that year.
If you are a taxable investor, dividends and distributions that you receive from the Funds are subject to federal income tax whether reinvested in additional Fund shares or received in cash. Dividends from net investment income and distributions from the excess of net short-term capital gain over net long-term capital loss that you receive from a Fund generally are taxable to you as ordinary income. The Funds’ dividends attributable to their “qualified dividend income” (i.e., dividends received on stock of most domestic and certain foreign corporations with respect to which the Funds satisfy certain holding period and other restrictions) and reported by the Funds as such, generally will be subject to federal income tax for individual and certain other non-corporate shareholders at capital gain tax rates (generally, a maximum of 20% depending on a shareholder’s filing status and taxable income). A Fund’s distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss) are taxable to you as long-term capital gain, regardless of the length of time you have held your shares.
Unless you invest through a Tax-Advantaged Account, you should be aware that if you purchase Fund shares shortly before the record date for any dividend or other distribution, you will pay the full price for the shares and will receive some portion of the price back as a taxable distribution. You can avoid this situation by waiting to invest until after the record date for the distribution.
GuideStone Funds Prospectus | 243

A redemption or exchange of your Fund shares is a taxable event for you. Depending on the redemption price of the shares you redeem or exchange, you may have a taxable gain or loss on the transaction. You are responsible for any tax liability generated by your transactions. The exception, once again, is a Tax-Advantaged Account. (Generally, gain or loss is not expected to be realized on a redemption of shares of the Money Market Fund, which seeks to maintain a stable $1.00 per share NAV.)
An individual is required to pay a 3.8% federal tax on the lesser of (1) the individual’s “net investment income,” which generally will include dividends and other distributions a Fund pays and gains recognized from the redemption or exchange of Fund shares, or (2) the excess of the individual’s “modified adjusted gross income” over $200,000 for single taxpayers ($250,000 for married persons filing jointly). This tax is in addition to any other taxes due on that income. A similar tax applies to estates and trusts. Shareholders should consult their own tax advisers regarding the effect, if any, this provision may have on their investment in Fund shares.
Basis Reporting and Election. The Funds (or their administrative agent) must report to the Internal Revenue Service (“IRS”) and furnish to Fund shareholders basis and holding period information for redeemed Fund shares (including those redeemed as part of an exchange) purchased on or after January 1, 2012 (“Covered Shares”). The Funds will permit shareholders to elect from among several IRS-accepted basis determination methods, including average basis. In the absence of an election by a shareholder, a Fund will use the average basis method with respect to that shareholder’s Covered Shares. The basis determination method a shareholder elects may not be changed with respect to a redemption or exchange of shares after the settlement date of the redemption. Fund shareholders should consult with their tax advisers to determine the best IRS-accepted basis determination method for their tax situation and to obtain more information about how the basis reporting rules apply to them.
Backup Withholding. By law, if you do not provide the Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains or proceeds from the sale of your shares. The Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 24% of any distributions or proceeds paid.
State and Local Income Taxes. You should consult a tax adviser concerning state and local tax laws, which may produce different consequences from those under the federal income tax law.
Additional Information
The Board of Directors oversees generally the operations of the Funds. The Trust enters into contractual arrangements with various parties, including among others, the Adviser, Sub-Advisers, custodian, transfer agent and accountants, who provide services to the Funds. Shareholders are not parties to any such contractual arrangements, and those contractual arrangements are not intended to create in any shareholder any right to enforce them directly against the service providers or to seek any remedy under them directly against the service providers.
This Prospectus provides information concerning the Funds that you should consider in deciding whether to purchase Fund shares. Neither this Prospectus nor the SAI is intended, nor should be read, to be or create an arrangement, or contract between the Trust or a Fund and any investor, or to create any rights in a shareholder or other person other than any rights under federal or state law that may not be waived.
244 | GuideStone Funds Prospectus

Shareholder Servicing Arrangements
Shares of the Funds are sold without a front-end sales load or a back-end sales load on a continuous basis by Foreside Funds Distributors LLC, located at Three Canal Plaza Suite 100, Portland, ME 04101 (the “Underwriter”). The Board of Directors has adopted a separate Shareholder Service Plan for the Investor Class (“Service Plan”).
Under its Service Plan, the Investor Class is authorized to pay shareholder servicing fees of 0.25% of average daily net assets. Shareholder servicing fees are paid to parties that provide services for, and maintain records for, shareholder accounts. The Funds may pay up to the entire amount of the shareholder service fee to GuideStone Financial Resources, GuideStone Resource Management, Inc. and/or unaffiliated service providers who provide these services to the Funds.
Because these fees are paid out of the Funds’ assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.
What are service fees?
Service fees are deducted from fund assets to pay for services in connection with maintaining shareholder accounts.
GuideStone Funds Prospectus | 245

Financial Highlights
The financial highlights table is intended to help you understand the financial performance of the Institutional Class and Investor Class of each Fund for the past five years or, if shorter, for the period of the Fund’s operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and other distributions). This information has been audited by PricewaterhouseCoopers LLP the Funds’ independent registered public accounting firm, whose report, along with the Funds’ financial statements, are included in the annual report, which is available upon request.
For a Share Outstanding For the Years Ending December 31, unless otherwise indicated											Ratios to Average Net Assets
	Net Asset Value, Beginning of Year	Net Investment Income#(1)	Realized and Unrealized Gain (Loss) on Investments	Total Income From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions Paid	Net Asset Value, End of Year	Total Return	Net Assets, End of Year (000)	Expenses, Net(2)	Expenses, Gross(2)	Investment Income, Net(1)	Portfolio Turnover Rate
MyDestination 2015 Fund
Institutional Class
2024	$9.60	$0.33	$0.43	$0.76	$(0.38)	$(0.27)	$(0.65)	$9.71	7.80%	$290,928	0.09%	0.15%	3.27%	32%
2023	8.99	0.25	0.75	1.00	(0.27)	(0.12)	(0.39)	9.60	11.17	242,558	0.10	0.15	2.69	27
2022	11.09	0.19	(1.61)	(1.42)	(0.19)	(0.49)	(0.68)	8.99	(12.87)	224,236	0.11	0.15	1.91	21
2021	10.95	0.17	0.59	0.76	(0.26)	(0.36)	(0.62)	11.09	6.98	207,506	0.12	0.14	1.46	17
2020	10.40	0.16	0.82	0.98	(0.22)	(0.21)	(0.43)	10.95	9.41	169,812	0.06	0.14	1.58	23
Investor Class
2024	$9.60	$0.29	$0.44	$0.73	$(0.35)	$(0.27)	$(0.62)	$9.71	7.48%	$406,968	0.39%	0.40%	2.92%	32%
2023	8.98	0.22	0.76	0.98	(0.24)	(0.12)	(0.36)	9.60	10.99	425,123	0.38	0.40	2.38	27
2022	11.09	0.15	(1.60)	(1.45)	(0.17)	(0.49)	(0.66)	8.98	(13.10)	417,603	0.36	0.40	1.50	21
2021	10.95	0.13	0.60	0.73	(0.23)	(0.36)	(0.59)	11.09	6.72	539,194	0.37	0.39	1.15	17
2020	10.40	0.13	0.82	0.95	(0.19)	(0.21)	(0.40)	10.95	9.16	528,088	0.31	0.39	1.29	23

MyDestination 2025 Fund
Institutional Class
2024	$10.04	$0.32	$0.61	$0.93	$(0.37)	$(0.43)	$(0.80)	$10.17	9.17%	$768,941	0.08%	0.13%	3.07%	26%
2023	9.21	0.25	0.93	1.18	(0.26)	(0.09)	(0.35)	10.04	12.83	680,628	0.09	0.13	2.58	31
2022	11.53	0.18	(1.80)	(1.62)	(0.17)	(0.53)	(0.70)	9.21	(14.11)	606,791	0.11	0.13	1.76	14
2021	11.10	0.16	0.85	1.01	(0.28)	(0.30)	(0.58)	11.53	9.17	524,604	0.12	0.13	1.41	9
2020	10.42	0.17	0.97	1.14	(0.22)	(0.24)	(0.46)	11.10	10.95	449,798	0.08	0.12	1.60	19
Investor Class
2024	$10.05	$0.29	$0.61	$0.90	$(0.34)	$(0.43)	$(0.77)	$10.18	8.86%	$1,156,873	0.38%	0.38%	2.75%	26%
2023	9.21	0.22	0.94	1.16	(0.23)	(0.09)	(0.32)	10.05	12.64	1,091,712	0.37	0.38	2.27	31
2022	11.54	0.14	(1.79)	(1.65)	(0.15)	(0.53)	(0.68)	9.21	(14.40)	1,018,527	0.36	0.38	1.34	14
2021	11.11	0.13	0.85	0.98	(0.25)	(0.30)	(0.55)	11.54	8.91	1,262,088	0.37	0.38	1.15	9
2020	10.43	0.14	0.97	1.11	(0.19)	(0.24)	(0.43)	11.11	10.69	1,118,397	0.34	0.38	1.31	19

MyDestination 2035 Fund
Institutional Class
2024	$10.46	$0.29	$0.97	$1.26	$(0.33)	$(0.48)	$(0.81)	$10.91	11.83%	$855,212	0.09%	0.12%	2.59%	19%
2023	9.36	0.23	1.28	1.51	(0.23)	(0.18)	(0.41)	10.46	16.23	699,632	0.09	0.12	2.33	11
2022	12.00	0.17	(2.11)	(1.94)	(0.16)	(0.54)	(0.70)	9.36	(16.26)	572,407	0.13	0.13	1.67	11
2021	11.19	0.17	1.32	1.49	(0.30)	(0.38)	(0.68)	12.00	13.29	488,921	0.12	0.12	1.43	10
2020	10.22	0.16	1.18	1.34	(0.19)	(0.18)	(0.37)	11.19	13.15	379,986	0.14	0.14	1.61	11
Investor Class
2024	$10.45	$0.26	$0.96	$1.22	$(0.30)	$(0.48)	$(0.78)	$10.89	11.46%	$1,108,337	0.38%	0.38%	2.30%	19%
2023	9.36	0.20	1.27	1.47	(0.20)	(0.18)	(0.38)	10.45	15.82	946,158	0.37	0.38	2.04	11
2022	12.00	0.13	(2.10)	(1.97)	(0.13)	(0.54)	(0.67)	9.36	(16.46)	801,499	0.38	0.38	1.22	11
2021	11.19	0.14	1.32	1.46	(0.27)	(0.38)	(0.65)	12.00	13.04	940,687	0.38	0.38	1.16	10
2020	10.22	0.13	1.19	1.32	(0.17)	(0.18)	(0.35)	11.19	12.90	765,874	0.39	0.39	1.29	11

#	Calculated using the average shares outstanding method.
(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)
Does not include income and expenses of the investment companies in which the Fund invests. Estimated acquired fund fees and expenses
(i.e., the fees and expenses incurred by the underlying funds) for the MyDestination 2015 Fund, MyDestination 2025 Fund, MyDestination
2035 Fund, MyDestination 2045 Fund and MyDestination 2055 Fund were 0.36%, 0.37%, 0.36%, 0.31% and 0.31%, respectively, for 2024.
These acquired fund fees and expenses impact the net asset value of the underlying funds in which each Fund invests, and therefore the effect of the acquired fund fees and expenses is reflected in each Fund's total return.

246 | GuideStone Funds Prospectus

For a Share Outstanding For the Years Ending December 31, unless otherwise indicated											Ratios to Average Net Assets
	Net Asset Value, Beginning of Year	Net Investment Income#(1)	Realized and Unrealized Gain (Loss) on Investments	Total Income From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions Paid	Net Asset Value, End of Year	Total Return	Net Assets, End of Year (000)	Expenses, Net(2)	Expenses, Gross(2)	Investment Income, Net(1)	Portfolio Turnover Rate
MyDestination 2045 Fund
Institutional Class
2024	$10.76	$0.25	$1.33	$1.58	$(0.27)	$(0.44)	$(0.71)	$11.63	14.52%	$715,306	0.13%	0.13%	2.09%	17%
2023	9.37	0.22	1.55	1.77	(0.21)	(0.17)	(0.38)	10.76	18.94	561,262	0.11	0.12	2.12	10
2022	12.10	0.17	(2.24)	(2.07)	(0.15)	(0.51)	(0.66)	9.37	(17.08)	437,044	0.13	0.13	1.61	7
2021	10.97	0.17	1.65	1.82	(0.30)	(0.39)	(0.69)	12.10	16.61	422,303	0.13	0.13	1.41	10
2020	9.87	0.15	1.24	1.39	(0.17)	(0.12)	(0.29)	10.97	14.06	323,697	0.14	0.14	1.58	7
Investor Class
2024	$10.75	$0.21	$1.33	$1.54	$(0.24)	$(0.44)	$(0.68)	$11.61	14.19%	$904,716	0.38%	0.38%	1.82%	17%
2023	9.36	0.19	1.55	1.74	(0.18)	(0.17)	(0.35)	10.75	18.69	752,813	0.38	0.38	1.85	10
2022	12.09	0.13	(2.22)	(2.09)	(0.13)	(0.51)	(0.64)	9.36	(17.38)	606,007	0.38	0.38	1.25	7
2021	10.97	0.14	1.64	1.78	(0.27)	(0.39)	(0.66)	12.09	16.26	692,409	0.38	0.38	1.15	10
2020	9.87	0.12	1.24	1.36	(0.14)	(0.12)	(0.26)	10.97	13.80	553,181	0.41	0.41	1.26	7

MyDestination 2055 Fund
Institutional Class
2024	$15.47	$0.33	$2.07	$2.40	$(0.37)	$(0.43)	$(0.80)	$17.07	15.38%	$370,740	0.14%	0.15%	1.96%	15%
2023	13.31	0.30	2.34	2.64	(0.29)	(0.19)	(0.48)	15.47	19.88	266,002	0.14	0.16	2.08	9
2022	17.11	0.23	(3.20)	(2.97)	(0.21)	(0.62)	(0.83)	13.31	(17.43)	184,087	0.17	0.17	1.56	7
2021	15.37	0.24	2.44	2.68	(0.42)	(0.52)	(0.94)	17.11	17.46	178,971	0.17	0.17	1.39	11
2020	13.77	0.21	1.74	1.95	(0.22)	(0.13)	(0.35)	15.37	14.23	130,214	0.16	0.18	1.58	12
Investor Class
2024	$15.42	$0.28	$2.07	$2.35	$(0.33)	$(0.43)	$(0.76)	$17.01	15.11%	$448,750	0.41%	0.41%	1.68%	15%
2023	13.28	0.26	2.32	2.58	(0.25)	(0.19)	(0.44)	15.42	19.49	342,864	0.42	0.43	1.82	9
2022	17.07	0.19	(3.18)	(2.99)	(0.18)	(0.62)	(0.80)	13.28	(17.61)	255,261	0.42	0.42	1.27	7
2021	15.34	0.19	2.44	2.63	(0.38)	(0.52)	(0.90)	17.07	17.18	262,341	0.42	0.42	1.15	11
2020	13.76	0.17	1.73	1.90	(0.19)	(0.13)	(0.32)	15.34	13.85	189,213	0.42	0.44	1.27	12

#	Calculated using the average shares outstanding method.
(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)
Does not include income and expenses of the investment companies in which the Fund invests. Estimated acquired fund fees and expenses
(i.e., the fees and expenses incurred by the underlying funds) for the MyDestination 2015 Fund, MyDestination 2025 Fund, MyDestination
2035 Fund, MyDestination 2045 Fund and MyDestination 2055 Fund were 0.36%, 0.37%, 0.36%, 0.31% and 0.31%, respectively, for 2024.
These acquired fund fees and expenses impact the net asset value of the underlying funds in which each Fund invests, and therefore the effect of the acquired fund fees and expenses is reflected in each Fund's total return.

GuideStone Funds Prospectus | 247

For a Share Outstanding For the Years Ending December 31, unless otherwise indicated											Ratios to Average Net Assets
	Net Asset Value, Beginning of Year	Net Investment Income#(1)	Realized and Unrealized Gain (Loss) on Investments	Total Income From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions Paid	Net Asset Value, End of Year	Total Return	Net Assets, End of Year (000)	Expenses, Net(2)	Expenses, Gross(2)	Investment Income, Net(1)	Portfolio Turnover Rate
Conservative Allocation Fund
Institutional Class
2024	$10.79	$0.37	$0.38	$0.75	$(0.48)	$(0.07)	$(0.55)	$10.99	6.96%	$109,996	0.17%	0.17%	3.33%	23%
2023	10.29	0.30	0.63	0.93	(0.36)	(0.07)	(0.43)	10.79	9.08	110,243	0.16	0.16	2.85	43
2022	11.99	0.14	(1.33)	(1.19)	(0.19)	(0.32)	(0.51)	10.29	(9.93)	98,566	0.16	0.16	1.28	15
2021	11.97	0.11	0.38	0.49	(0.22)	(0.25)	(0.47)	11.99	4.07	146,436	0.15	0.15	0.92	6
2020	11.52	0.16	0.67	0.83	(0.20)	(0.18)	(0.38)	11.97	7.17	135,681	0.15	0.15	1.35	15
Investor Class
2024	$10.79	$0.34	$0.38	$0.72	$(0.45)	$(0.07)	$(0.52)	$10.99	6.68%	$296,172	0.42%	0.42%	3.07%	23%
2023	10.29	0.27	0.63	0.90	(0.33)	(0.07)	(0.40)	10.79	8.80	312,560	0.41	0.41	2.49	43
2022	11.99	0.13	(1.35)	(1.22)	(0.16)	(0.32)	(0.48)	10.29	(10.17)	334,419	0.41	0.41	1.14	15
2021	11.97	0.08	0.38	0.46	(0.19)	(0.25)	(0.44)	11.99	3.81	423,571	0.40	0.40	0.65	6
2020	11.52	0.13	0.67	0.80	(0.17)	(0.18)	(0.35)	11.97	6.92	415,174	0.40	0.40	1.09	15

Balanced Allocation Fund
Institutional Class
2024	$11.09	$0.32	$0.64	$0.96	$(0.45)	$(0.09)	$(0.54)	$11.51	8.59%	$318,839	0.13%	0.13%	2.77%	27%
2023	10.28	0.26	1.02	1.28	(0.32)	(0.15)	(0.47)	11.09	12.60	300,115	0.13	0.13	2.38	14
2022	13.03	0.13	(2.14)	(2.01)	(0.17)	(0.57)	(0.74)	10.28	(15.34)	290,280	0.13	0.13	1.11	18
2021	12.88	0.15	0.77	0.92	(0.34)	(0.43)	(0.77)	13.03	7.17	481,118	0.12	0.12	1.12	19
2020	12.19	0.15	1.18	1.33	(0.23)	(0.41)	(0.64)	12.88	11.00	450,122	0.12	0.12	1.21	15
Investor Class
2024	$11.09	$0.29	$0.64	$0.93	$(0.42)	$(0.09)	$(0.51)	$11.51	8.32%	$945,024	0.38%	0.38%	2.50%	27%
2023	10.28	0.23	1.03	1.26	(0.30)	(0.15)	(0.45)	11.09	12.32	943,742	0.38	0.38	2.12	14
2022	13.02	0.11	(2.14)	(2.03)	(0.14)	(0.57)	(0.71)	10.28	(15.58)	928,515	0.38	0.38	1.01	18
2021	12.87	0.11	0.78	0.89	(0.31)	(0.43)	(0.74)	13.02	6.92	1,230,755	0.37	0.37	0.85	19
2020	12.19	0.11	1.18	1.29	(0.20)	(0.41)	(0.61)	12.87	10.66	1,219,621	0.37	0.37	0.93	15

#	Calculated using the average shares outstanding method.
(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)
Does not include income and expenses of the investment companies in which the Fund invests. Estimated acquired fund fees and expenses
(i.e., the fees and expenses incurred by the underlying funds) for the Conservative Allocation Fund, Balanced Allocation Fund, Moderately
Aggressive Allocation Fund (formerly known as the Growth Allocation Fund) and Aggressive Allocation Fund were 0.51%, 0.60%, 0.66%
and 0.71%, respectively for 2024. These acquired fund fees and expenses impact the net asset value of the underlying funds in which each
Fund invests, and therefore the effect of the acquired fund fees and expenses is reflected in each Fund's total return.

248 | GuideStone Funds Prospectus

For a Share Outstanding For the Years Ending December 31, unless otherwise indicated											Ratios to Average Net Assets
	Net Asset Value, Beginning of Year	Net Investment Income#(1)	Realized and Unrealized Gain (Loss) on Investments	Total Income From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions Paid	Net Asset Value, End of Year	Total Return	Net Assets, End of Year (000)	Expenses, Net(2)	Expenses, Gross(2)	Investment Income, Net(1)	Portfolio Turnover Rate
Moderately Aggressive Allocation Fund
Institutional Class
2024	$11.70	$0.24	$1.19	$1.43	$(0.38)	$(0.09)	$(0.47)	$12.66	12.20%	$290,068	0.13%	0.13%	1.90%	30%
2023	10.38	0.22	1.52	1.74	(0.42)	—	(0.42)	11.70	16.82	264,645	0.13	0.13	1.94	15
2022	13.83	0.11	(2.55)	(2.44)	(0.03)	(0.98)	(1.01)	10.38	(17.73)	236,709	0.13	0.13	0.96	22
2021	13.25	0.14	1.42	1.56	(0.40)	(0.58)	(0.98)	13.83	11.82	440,338	0.12	0.12	0.96	17
2020	12.31	0.11	1.51	1.62	(0.18)	(0.50)	(0.68)	13.25	13.30	404,479	0.13	0.13	0.90	15
Investor Class
2024	$11.68	$0.21	$1.20	$1.41	$(0.35)	$(0.09)	$(0.44)	$12.65	12.03%	$780,505	0.39%	0.39%	1.63%	30%
2023	10.36	0.19	1.52	1.71	(0.39)	—	(0.39)	11.68	16.57	758,895	0.39	0.39	1.67	15
2022	13.82	0.11	(2.59)	(2.48)	(—)†	(0.98)	(0.98)	10.36	(18.03)	709,931	0.39	0.39	0.93	22
2021	13.24	0.10	1.43	1.53	(0.37)	(0.58)	(0.95)	13.82	11.56	968,891	0.38	0.38	0.71	17
2020	12.31	0.07	1.51	1.58	(0.15)	(0.50)	(0.65)	13.24	12.96	919,826	0.38	0.38	0.61	15

Aggressive Allocation Fund
Institutional Class
2024	$11.57	$0.14	$1.69	$1.83	$(0.28)	$(0.19)	$(0.47)	$12.93	15.70%	$272,681	0.13%	0.13%	1.10%	27%
2023	9.93	0.15	1.92	2.07	(0.34)	(0.09)	(0.43)	11.57	20.92	240,031	0.13	0.13	1.42	15
2022	13.92	0.12	(2.78)	(2.66)	(0.03)	(1.30)	(1.33)	9.93	(19.29)	213,158	0.13	0.13	1.04	30
2021	13.06	0.12	1.85	1.97	(0.46)	(0.65)	(1.11)	13.92	15.09	331,642	0.13	0.13	0.81	12
2020	12.00	0.07	1.80	1.87	(0.11)	(0.70)	(0.81)	13.06	15.75	290,969	0.13	0.13	0.59	13
Investor Class
2024	$11.50	$0.11	$1.68	$1.79	$(0.25)	$(0.19)	$(0.44)	$12.85	15.43%	$802,410	0.39%	0.39%	0.84%	27%
2023	9.87	0.13	1.90	2.03	(0.31)	(0.09)	(0.40)	11.50	20.66	742,673	0.39	0.39	1.18	15
2022	13.86	0.10	(2.78)	(2.68)	(—)†	(1.31)	(1.31)	9.87	(19.57)	665,590	0.39	0.39	0.90	30
2021	13.00	0.08	1.85	1.93	(0.42)	(0.65)	(1.07)	13.86	14.89	904,521	0.38	0.38	0.54	12
2020	11.95	0.03	1.80	1.83	(0.08)	(0.70)	(0.78)	13.00	15.49	849,922	0.38	0.38	0.30	13

#	Calculated using the average shares outstanding method.
†	Amount represents less than $0.005 per share.
(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)
Does not include income and expenses of the investment companies in which the Fund invests. Estimated acquired fund fees and expenses
(i.e., the fees and expenses incurred by the underlying funds) for the Conservative Allocation Fund, Balanced Allocation Fund, Moderately
Aggressive Allocation Fund (formerly known as the Growth Allocation Fund) and Aggressive Allocation Fund were 0.51%, 0.60%, 0.66%
and 0.71%, respectively for 2024. These acquired fund fees and expenses impact the net asset value of the underlying funds in which each
Fund invests, and therefore the effect of the acquired fund fees and expenses is reflected in each Fund's total return.

GuideStone Funds Prospectus | 249

For a Share Outstanding For the Years Ending December 31, unless otherwise indicated											Ratios to Average Net Assets
	Net Asset Value, Beginning of Year	Net Investment Income#	Realized and Unrealized Gain (Loss) on Investments	Total Income From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions Paid	Net Asset Value, End of Year	Total Return	Net Assets, End of Year (000)	Expenses, Net	Expenses, Gross	Investment Income, Net	Portfolio Turnover Rate
Money Market Fund
Institutional Class
2024	$1.00	$0.05	$—†	$0.05	$(0.05)	$—†	$(0.05)	$1.00	5.19%	$1,341,781	0.15%	0.15%	5.04%	N/A
2023	1.00	0.05	—†	0.05	(0.05)	—†	(0.05)	1.00	5.01	977,071	0.14	0.14	4.89	N/A
2022	1.00	0.01	—†	0.01	(0.01)	—†	(0.01)	1.00	1.50	1,049,604	0.13	0.14	1.49	N/A
2021	1.00	—	—†	—†	—	—	—	1.00	—	1,154,219	0.07	0.14	—	N/A
2020	1.00	—†	—†	—†	—†	—	—†	1.00	0.43	1,168,144	0.14	0.15	0.39	N/A
Investor Class
2024	$1.00	$0.05	$—†	$0.05	$(0.05)	$—†	$(0.05)	$1.00	4.90%	$590,938	0.42%	0.42%	4.79%	N/A
2023	1.00	0.05	—†	0.05	(0.05)	—†	(0.05)	1.00	4.73	582,208	0.41	0.41	4.64	N/A
2022	1.00	0.01	—†	0.01	(0.01)	—†	(0.01)	1.00	1.29	517,739	0.34	0.41	1.31	N/A
2021	1.00	—	—†	—†	—	—	—	1.00	—	449,643	0.08	0.41	—	N/A
2020	1.00	—†	—†	—†	—†	—	—†	1.00	0.28	475,081	0.29	0.42	0.25	N/A

Low-Duration Bond Fund
Institutional Class
2024	$12.81	$0.56	$0.04	$0.60	$(0.55)	$—	$(0.55)	$12.86	4.81%	$724,586	0.36%(1)	0.36%(1)	4.38%	157%
2023	12.61	0.49	0.14	0.63	(0.43)	—	(0.43)	12.81	5.09	670,255	0.34(1)	0.34(1)	3.89	209
2022	13.42	0.23	(0.78)	(0.55)	(0.26)	—	(0.26)	12.61	(4.13)	778,792	0.34	0.34	1.79	233
2021	13.62	0.12	(0.17)	(0.05)	(0.14)	(0.01)	(0.15)	13.42	(0.40)	835,297	0.34	0.34	0.85	304
2020	13.40	0.19	0.26	0.45	(0.23)	—	(0.23)	13.62	3.42	822,079	0.35	0.35	1.44	220
Investor Class
2024	$12.81	$0.53	$0.04	$0.57	$(0.52)	$—	$(0.52)	$12.86	4.54%	$214,026	0.64%(1)	0.64%(1)	4.10%	157%
2023	12.61	0.46	0.14	0.60	(0.40)	—	(0.40)	12.81	4.82	197,616	0.61(1)	0.61(1)	3.60	209
2022	13.43	0.19	(0.78)	(0.59)	(0.23)	—	(0.23)	12.61	(4.43)	206,664	0.61	0.61	1.48	233
2021	13.62	0.08	(0.17)	(0.09)	(0.09)	(0.01)	(0.10)	13.43	(0.65)	237,602	0.61	0.61	0.58	304
2020	13.40	0.16	0.26	0.42	(0.20)	—	(0.20)	13.62	3.16	240,682	0.62	0.62	1.17	220

Medium-Duration Bond Fund
Institutional Class
2024	$12.87	$0.57	$(0.34)	$0.23	$(0.58)	$—	$(0.58)	$12.52	1.86%	$2,357,810	0.38%	0.38%	4.60%	487%
2023	12.55	0.51	0.27	0.78	(0.46)	—	(0.46)	12.87	6.37	2,071,217	0.38	0.38	4.03	414
2022	15.04	0.35	(2.55)	(2.20)	(0.29)	—	(0.29)	12.55	(14.68)	1,672,089	0.38	0.38	2.63	366
2021	15.65	0.24	(0.56)	(0.32)	(0.27)	(0.02)	(0.29)	15.04	(2.01)	1,950,666	0.36	0.36	1.60	347
2020	15.05	0.33	1.03	1.36	(0.37)	(0.39)	(0.76)	15.65	9.13	1,694,858	0.38	0.38	2.12	444
Investor Class
2024	$12.87	$0.54	$(0.34)	$0.20	$(0.55)	$—	$(0.55)	$12.52	1.61%	$429,673	0.65%	0.65%	4.33%	487%
2023	12.56	0.47	0.27	0.74	(0.43)	—	(0.43)	12.87	6.01	390,068	0.66	0.66	3.75	414
2022	15.05	0.31	(2.55)	(2.24)	(0.25)	—	(0.25)	12.56	(14.89)	338,175	0.65	0.65	2.35	366
2021	15.66	0.20	(0.56)	(0.36)	(0.23)	(0.02)	(0.25)	15.05	(2.27)	458,302	0.62	0.62	1.33	347
2020	15.06	0.29	1.02	1.31	(0.32)	(0.39)	(0.71)	15.66	8.84	421,106	0.65	0.65	1.84	444

#	Calculated using the average shares outstanding method.
†	Amount represents less than $0.005 per share.
(1)	The ratio for the Low-Duration Bond Fund includes the effect of dividend expense on securities sold short which increased the ratio by 0.00% for 2023 and 2024.
250 | GuideStone Funds Prospectus

For a Share Outstanding For the Years Ending December 31, unless otherwise indicated												Ratios to Average Net Assets
	Net Asset Value, Beginning of Year	Net Investment Income#	Realized and Unrealized Gain (Loss) on Investments	Total Income From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Return of capital	Total Distributions Paid	Net Asset Value, End of Year	Total Return	Net Assets, End of Year (000)	Expenses, Net	Expenses, Gross	Investment Income, Net	Portfolio Turnover Rate
Global Bond Fund
Institutional Class
2024	$8.73	$0.36	$(0.30)	$0.06	$(0.27)	$—	$—	$(0.27)	$8.52	0.65%	$531,438	0.58%	0.58%	4.13%	57%
2023	8.35	0.33	0.17	0.50	(0.12)	—	—	(0.12)	8.73	6.02	466,381	0.57	0.57	3.92	48
2022	9.77	0.26	(1.56)	(1.30)	(0.10)	(0.01)	(0.01)	(0.12)	8.35	(13.37)	433,956	0.57	0.57	3.04	59
2021	10.38	0.27	(0.51)	(0.24)	(0.21)	(0.16)	—	(0.37)	9.77	(2.31)	502,292	0.56	0.56	2.69	57
2020	10.01	0.29	0.23	0.52	(0.07)	(0.08)	—	(0.15)	10.38	5.28	460,852	0.56	0.56	2.91	95
Investor Class
2024	$8.68	$0.33	$(0.30)	$0.03	$(0.24)	$—	$—	$(0.24)	$8.47	0.40%	$108,311	0.89%	0.89%	3.83%	57%
2023	8.31	0.30	0.17	0.47	(0.10)	—	—	(0.10)	8.68	5.64	110,665	0.88	0.88	3.61	48
2022	9.73	0.24	(1.56)	(1.32)	(0.08)	(0.01)	(0.01)	(0.10)	8.31	(13.62)	98,071	0.86	0.86	2.74	59
2021	10.34	0.24	(0.50)	(0.26)	(0.19)	(0.16)	—	(0.35)	9.73	(2.53)	120,702	0.85	0.85	2.40	57
2020	10.00	0.26	0.22	0.48	(0.06)	(0.08)	—	(0.14)	10.34	4.93	117,947	0.85	0.85	2.64	95

Impact Bond Fund
Institutional Class
2024	$9.86	$0.45	$(0.31)	$0.14	$(0.45)	$—	$—	$(0.45)	$9.55	1.45%	$68,269	0.50%	0.69%	4.60%	138%
2023(1)	10.00	0.40	(0.16)	0.24	(0.38)	—	—	(0.38)	9.86	2.53	64,778	0.50	0.85	4.46	122
Investor Class
2024	$9.86	$0.42	$(0.32)	$0.10	$(0.42)	$—	$—	$(0.42)	$9.54	1.08%	$17,911	0.79%	1.14%	4.31%	138%
2023(1)	10.00	0.38	(0.17)	0.21	(0.35)	—	—	(0.35)	9.86	2.28	17,129	0.79	1.41	4.20	122

#	Calculated using the average shares outstanding method.
(1)
For the period January 27, 2023 (commencement of operations) through December 31, 2023. All ratios for the period have been annualized with the exception of total return and portfolio turnover which have not been annualized.

GuideStone Funds Prospectus | 251

For a Share Outstanding For the Years Ending December 31, unless otherwise indicated											Ratios to Average Net Assets
	Net Asset Value, Beginning of Year	Net Investment Income#	Realized and Unrealized Gain (Loss) on Investments	Total Income From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions Paid	Net Asset Value, End of Year	Total Return	Net Assets, End of Year (000)	Expenses, Net	Expenses, Gross	Investment Income, Net	Portfolio Turnover Rate
Defensive Market Strategies® Fund
Institutional Class
2024	$11.54	$0.28	$1.08	$1.36	$(0.38)	$(0.79)	$(1.17)	$11.73	11.71%	$1,127,769	0.64%(1)	0.64%	2.34%	86%
2023	10.60	0.24	0.96	1.20	(0.26)	—	(0.26)	11.54	11.43	1,010,266	0.65	0.65	2.17	68
2022	14.30	0.08	(1.75)	(1.67)	(0.05)	(1.98)	(2.03)	10.60	(11.19)	907,990	0.66	0.66	0.69	36
2021	14.14	0.07	1.62	1.69	(0.11)	(1.42)	(1.53)	14.30	12.15	1,049,002	0.65	0.65	0.48	79
2020	13.27	0.12	1.19	1.31	(0.16)	(0.28)	(0.44)	14.14	10.08	927,539	0.67	0.67	0.90	67
Investor Class
2024	$11.53	$0.25	$1.07	$1.32	$(0.35)	$(0.79)	$(1.14)	$11.71	11.34%	$385,299	0.91%(1)	0.91%	2.07%	86%
2023	10.59	0.21	0.96	1.17	(0.23)	—	(0.23)	11.53	11.15	372,124	0.92	0.92	1.89	68
2022	14.30	0.05	(1.75)	(1.70)	(0.03)	(1.98)	(2.01)	10.59	(11.40)	356,132	0.93	0.93	0.40	36
2021	14.15	0.03	1.61	1.64	(0.07)	(1.42)	(1.49)	14.30	11.79	454,854	0.92	0.92	0.21	79
2020	13.27	0.08	1.20	1.28	(0.12)	(0.28)	(0.40)	14.15	9.86	409,500	0.94	0.94	0.64	67

Impact Equity Fund
Institutional Class
2024	$11.13	$0.04	$1.17	$1.21	$(0.03)	$(0.81)	$(0.84)	$11.50	10.44%	$105,132	0.89%	0.89%	0.34%	29%
2023(2)	10.00	0.06	1.17	1.23	(0.08)	(0.02)	(0.10)	11.13	12.33	99,363	0.97	0.97	0.67	44
Investor Class
2024	$11.15	$—†	$1.16	$1.16	$—	$(0.81)	$(0.81)	$11.50	9.97%	$9,031	1.21%	1.59%	—%(3)	29%
2023(2)	10.00	0.04	1.17	1.21	(0.04)	(0.02)	(0.06)	11.15	12.11	8,933	1.21	1.52	0.42	44

Equity Index Fund
Institutional Class
2024	$48.63	$0.72	$11.40	$12.12	$(0.71)	$(1.53)	$(2.24)	$58.51	24.87%	$3,389,415	0.12%	0.12%	1.30%	4%
2023	40.02	0.69	9.84	10.53	(0.66)	(1.26)	(1.92)	48.63	26.51	2,820,628	0.12	0.12	1.54	5
2022	50.59	0.62	(10.10)	(9.48)	(0.61)	(0.48)	(1.09)	40.02	(18.70)	2,226,390	0.12	0.12	1.45	4
2021	40.83	0.56	10.86	11.42	(0.54)	(1.12)	(1.66)	50.59	28.28	2,403,001	0.12	0.12	1.21	4
2020	35.45	0.57	5.78	6.35	(0.57)	(0.40)	(0.97)	40.83	18.19	1,772,397	0.13	0.13	1.60	3
Investor Class
2024	$48.65	$0.57	$11.39	$11.96	$(0.57)	$(1.53)	$(2.10)	$58.51	24.53%	$1,210,661	0.39%	0.39%	1.03%	4%
2023	40.05	0.57	9.83	10.40	(0.54)	(1.26)	(1.80)	48.65	26.16	938,776	0.39	0.39	1.28	5
2022	50.61	0.51	(10.10)	(9.59)	(0.49)	(0.48)	(0.97)	40.05	(18.91)	761,420	0.39	0.39	1.17	4
2021	40.85	0.44	10.86	11.30	(0.42)	(1.12)	(1.54)	50.61	27.95	933,551	0.39	0.39	0.95	4
2020	35.47	0.47	5.79	6.26	(0.48)	(0.40)	(0.88)	40.85	17.89	716,627	0.40	0.40	1.34	3

#	Calculated using the average shares outstanding method.
†	Amount represents less than $0.005 per share.
(1)	The ratio for the Defensive Market Strategies® Fund includes the effect of fees paid indirectly which decreased the ratio by 0.00% for the year 2024.
(2)
For the period January 27, 2023 (commencement of operations) through December 31, 2023. All ratios for the period have been annualized with the exception of total return and portfolio turnover which have not been annualized.

(3)	Amount represents less than 0.005% per share
252 | GuideStone Funds Prospectus

For a Share Outstanding For the Years Ending December 31, unless otherwise indicated											Ratios to Average Net Assets
	Net Asset Value, Beginning of Year	Net Investment Income/ (Loss)#	Realized and Unrealized Gain (Loss) on Investments	Total Income From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions Paid	Net Asset Value, End of Year	Total Return	Net Assets, End of Year (000)	Expenses, Net	Expenses, Gross	Investment Income/ (Loss), Net	Portfolio Turnover Rate
Value Equity Index Fund
Institutional Class
2024	$10.86	$0.23	$1.34	$1.57	$(0.22)	$(0.54)	$(0.76)	$11.67	14.31%	$168,858	0.23%	0.25%	1.95%	31%
2023	10.11	0.23	0.97	1.20	(0.22)	(0.23)	(0.45)	10.86	12.04	162,254	0.20	0.25	2.17	21
2022(1)	10.00	0.07	0.11	0.18	(0.07)	—	(0.07)	10.11	1.84	140,881	0.20	0.44	2.18	3
Investor Class
2024	$10.87	$0.20	$1.34	$1.54	$(0.19)	$(0.54)	$(0.73)	$11.68	14.04%	$19,359	0.49%	0.76%	1.69%	31%
2023	10.13	0.20	0.96	1.16	(0.19)	(0.23)	(0.42)	10.87	11.68	13,008	0.47	0.80	1.91	21
2022(1)	10.00	0.07	0.11	0.18	(0.05)	—	(0.05)	10.13	1.77	9,072	0.47	2.00	1.95	3

Value Equity Fund
Institutional Class
2024	$17.97	$0.32	$2.64	$2.96	$(0.29)	$(1.87)	$(2.16)	$18.77	16.12%	$674,215	0.64%(2)	0.64%	1.62%	62%
2023	17.02	0.32	1.50	1.82	(0.27)	(0.60)	(0.87)	17.97	10.89	616,544	0.66(2)	0.66	1.81	38
2022	21.37	0.32	(1.64)	(1.32)	(0.48)	(2.55)	(3.03)	17.02	(5.96)	558,078	0.64(2)	0.64	1.60	34
2021	19.35	0.30	4.38	4.68	(0.40)	(2.26)	(2.66)	21.37	24.61	971,586	0.64(2)	0.64	1.35	38
2020	19.02	0.30	0.42	0.72	(0.15)	(0.24)	(0.39)	19.35	4.19	896,523	0.64(2)	0.64	1.80	97
Investor Class
2024	$17.95	$0.26	$2.65	$2.91	$(0.24)	$(1.87)	$(2.11)	$18.75	15.86%	$394,019	0.91%(2)	0.91%	1.35%	62%
2023	17.01	0.27	1.50	1.77	(0.23)	(0.60)	(0.83)	17.95	10.55	365,347	0.92(2)	0.92	1.54	38
2022	21.35	0.27	(1.63)	(1.36)	(0.43)	(2.55)	(2.98)	17.01	(6.16)	398,976	0.91(2)	0.91	1.36	34
2021	19.34	0.24	4.37	4.61	(0.34)	(2.26)	(2.60)	21.35	24.27	437,067	0.90(2)	0.90	1.09	38
2020	19.04	0.26	0.40	0.66	(0.12)	(0.24)	(0.36)	19.34	3.89	342,014	0.90(2)	0.90	1.54	97

Growth Equity Index Fund
Institutional Class
2024	$12.88	$0.08	$4.18	$4.26	$(0.07)	$(0.69)	$(0.76)	$16.38	33.02%	$186,886	0.23%	0.24%	0.52%	30%
2023	9.20	0.09	3.77	3.86	(0.09)	(0.09)	(0.18)	12.88	42.00	162,618	0.20	0.25	0.83	21
2022(1)	10.00	0.03	(0.80)	(0.77)	(0.03)	(—)†	(0.03)	9.20	(7.68)	132,092	0.20	0.45	0.97	2
Investor Class
2024	$12.89	$0.04	$4.18	$4.22	$(0.04)	$(0.69)	$(0.73)	$16.38	32.66%	$107,872	0.49%	0.53%	0.26%	30%
2023	9.22	0.06	3.77	3.83	(0.07)	(0.09)	(0.16)	12.89	41.60	47,199	0.47	0.61	0.54	21
2022(1)	10.00	0.02	(0.80)	(0.78)	(—)†	(—)†	—	9.22	(7.76)	7,159	0.47	2.23	0.74	2

Growth Equity Fund
Institutional Class
2024	$23.76	$0.01	$7.32	$7.33	$—	$(3.71)	$(3.71)	$27.38	30.39%	$870,070	0.65%(3)	0.65%	0.03%	31%
2023	17.56	0.02	7.35	7.37	(0.01)	(1.16)	(1.17)	23.76	42.22	759,563	0.66(3)	0.66	0.11	41
2022	29.92	0.01	(10.32)	(10.31)	—	(2.05)	(2.05)	17.56	(34.50)	611,961	0.66(3)	0.66	0.05	66
2021	30.63	(0.06)	5.44	5.38	—	(6.09)	(6.09)	29.92	17.68	1,108,031	0.68(3)	0.68	(0.17)	25
2020	26.23	0.02	9.11	9.13	(0.05)	(4.68)	(4.73)	30.63	35.75	1,064,559	0.69(3)	0.69	0.08	40
Investor Class
2024	$23.19	$(0.06)	$7.14	$7.08	$—	$(3.71)	$(3.71)	$26.56	30.05%	$900,485	0.91%(3)	0.91%	(0.23)%	31%
2023	17.20	(0.03)	7.18	7.15	—	(1.16)	(1.16)	23.19	41.81	749,727	0.92(3)	0.92	(0.16)	41
2022	29.44	(0.04)	(10.15)	(10.19)	—	(2.05)	(2.05)	17.20	(34.66)	563,162	0.92(3)	0.92	(0.21)	66
2021	30.29	(0.14)	5.38	5.24	—	(6.09)	(6.09)	29.44	17.41	979,600	0.94(3)	0.94	(0.43)	25
2020	26.02	(0.05)	9.02	8.97	(0.02)	(4.68)	(4.70)	30.29	35.39	957,853	0.95(3)	0.95	(0.19)	40

#	Calculated using the average shares outstanding method.
†	Amount represents less than $0.005 per share.
(1)
For the period August 31, 2022 (commencement of operations) through December 31, 2022. All ratios for the period have been annualized with the exception of total return and portfolio turnover which have not been annualized.

(2)	The ratio for the Value Equity Fund includes the effect of fees paid indirectly which decreased the ratio by 0.00% for the years 2020, 2021, 2022, 2023 and 2024.
(3)	The ratio for the Growth Equity Fund includes the effect of fees paid indirectly which decreased the ratio by 0.00% for the years 2020, 2021, 2022, 2023 and 2024.
GuideStone Funds Prospectus | 253

For a Share Outstanding For the Years Ending December 31, unless otherwise indicated											Ratios to Average Net Assets
	Net Asset Value, Beginning of Year	Net Investment Income/ (Loss)#	Realized and Unrealized Gain (Loss) on Investments	Total Income From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions Paid	Net Asset Value, End of Year	Total Return	Net Assets, End of Year (000)	Expenses, Net	Expenses, Gross	Investment Income/ (Loss), Net	Portfolio Turnover Rate
Small Cap Equity Fund
Institutional Class
2024	$17.09	$0.11	$1.76	$1.87	$(0.08)	$(1.01)	$(1.09)	$17.87	10.58%	$559,093	0.93%(1)	0.94%	0.59%	66%
2023	15.29	0.11	2.14	2.25	(0.12)	(0.33)	(0.45)	17.09	14.90	461,184	0.92(1)	0.93	0.66	54
2022	19.54	0.07	(3.54)	(3.47)	(0.06)	(0.72)	(0.78)	15.29	(17.80)	424,994	0.92(1)	0.93	0.39	54
2021	18.67	0.02	4.03	4.05	(0.02)	(3.16)	(3.18)	19.54	22.09	519,549	0.90(1)	0.91	0.08	54
2020	15.72	0.02	3.13	3.15	(—)†	(0.20)	(0.20)	18.67	20.07	428,451	0.98(1)	0.99	0.12	90
Investor Class
2024	$16.90	$0.05	$1.76	$1.81	$(0.04)	$(1.01)	$(1.05)	$17.66	10.32%	$295,844	1.21%(1)	1.22%	0.31%	66%
2023	15.13	0.06	2.12	2.18	(0.08)	(0.33)	(0.41)	16.90	14.57	280,375	1.20(1)	1.21	0.38	54
2022	19.35	0.03	(3.51)	(3.48)	(0.02)	(0.72)	(0.74)	15.13	(18.05)	260,960	1.19(1)	1.20	0.12	54
2021	18.54	(0.04)	4.01	3.97	—	(3.16)	(3.16)	19.35	21.79	350,691	1.16(1)	1.17	(0.18)	54
2020	15.66	(0.02)	3.11	3.09	(0.01)	(0.20)	(0.21)	18.54	19.75	268,364	1.24(1)	1.25	(0.15)	90

International Equity Index Fund
Institutional Class
2024	$11.30	$0.33	$0.21	$0.54	$(0.35)	$—	$(0.35)	$11.49	4.66%	$1,218,367	0.20%	0.20%	2.76%	12%
2023	9.87	0.32	1.46	1.78	(0.35)	—	(0.35)	11.30	18.08	906,219	0.20	0.20	2.92	9
2022	12.06	0.32	(2.21)	(1.89)	(0.26)	(0.04)	(0.30)	9.87	(15.69)	787,046	0.21	0.21	3.05	14
2021	11.53	0.31	0.88	1.19	(0.35)	(0.31)	(0.66)	12.06	10.43	833,894	0.22	0.22	2.52	18
2020	10.87	0.22	0.67	0.89	(0.23)	—	(0.23)	11.53	8.17	779,329	0.22	0.22	2.16	12
Investor Class
2024	$11.33	$0.29	$0.20	$0.49	$(0.31)	$—	$(0.31)	$11.51	4.28%	$23,342	0.50%	0.68%	2.46%	12%
2023	9.89	0.28	1.48	1.76	(0.32)	—	(0.32)	11.33	17.87	15,799	0.50	0.69	2.60	9
2022(2)	10.43	0.15	(0.43)	(0.28)	(0.22)	(0.04)	(0.26)	9.89	(2.73)	8,074	0.50	1.45	2.36	14

#	Calculated using the average shares outstanding method.
†	Amount represents less than $0.005 per share.
(1)	The ratio for the Small Cap Equity Fund includes the effect of fees paid indirectly which decreased the ratio by 0.01% for the years 2020, 2021, 2022, 2023 and 2024.
(2)
For the period April 29, 2022 (commencement of operations) through December 31, 2022. All ratios for the period have been annualized with the exception of total return and portfolio turnover which have not been annualized.

254 | GuideStone Funds Prospectus

For a Share Outstanding For the Years Ending December 31, unless otherwise indicated												Ratios to Average Net Assets
	Net Asset Value, Beginning of Year	Net Investment Income#	Realized and Unrealized Gain (Loss) on Investments	Total Income From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Return of capital	Total Distributions Paid	Net Asset Value, End of Year	Total Return	Net Assets, End of Year (000)	Expenses, Net	Expenses, Gross	Investment Income, Net	Portfolio Turnover Rate
International Equity Fund
Institutional Class
2024	$13.91	$0.21	$0.77	$0.98	$(0.24)	$(0.96)	$—	$(1.20)	$13.69	6.71%	$833,058	0.84%	0.84%	1.44%	59%
2023	12.23	0.23	2.00	2.23	(0.32)	(0.23)	—	(0.55)	13.91	18.39	788,300	0.84(1)	0.84(1)	1.73	57
2022	14.85	0.19	(2.57)	(2.38)	(0.19)	(0.05)	—	(0.24)	12.23	(16.01)	732,342	0.85(1)	0.85(1)	1.52	58
2021	14.70	0.14	1.25	1.39	(0.18)	(1.06)	—	(1.24)	14.85	9.61	987,439	0.87(1)	0.87(1)	0.90	37
2020	13.78	0.14	0.93	1.07	(0.13)	(0.02)	—	(0.15)	14.70	7.81(2)	973,352	0.93(1)	0.93(1)	1.10	90
Investor Class
2024	$13.89	$0.17	$0.77	$0.94	$(0.20)	$(0.96)	$—	$(1.16)	$13.67	6.46%	$379,058	1.12%	1.12%	1.16%	59%
2023	12.22	0.20	1.99	2.19	(0.29)	(0.23)	—	(0.52)	13.89	18.03	339,406	1.12(1)	1.12(1)	1.47	57
2022	14.84	0.15	(2.56)	(2.41)	(0.16)	(0.05)	—	(0.21)	12.22	(16.25)	292,201	1.13(1)	1.13(1)	1.22	58
2021	14.69	0.10	1.25	1.35	(0.14)	(1.06)	—	(1.20)	14.84	9.35	358,216	1.14(1)	1.14(1)	0.64	37
2020	13.81	0.11	0.93	1.04	(0.14)	(0.02)	—	(0.16)	14.69	7.52(2)	345,120	1.20(1)	1.20(1)	0.84	90

Emerging Markets Equity Fund
Institutional Class
2024	$8.92	$0.16	$0.58	$0.74	$(0.16)	$—	$—	$(0.16)	$9.50	8.23%	$634,491	1.07%(3)	1.10%	1.64%	67%
2023	8.21	0.17	0.73	0.90	(0.19)	—	—	(0.19)	8.92	11.07	687,675	1.08(3)	1.08	1.97	63
2022	10.67	0.21	(2.49)	(2.28)	(0.16)	—	(0.02)	(0.18)	8.21	(21.38)	613,701	1.10(3)	1.10	2.31	62
2021	12.33	0.11	(0.34)	(0.23)	(0.08)	(1.35)	—	(1.43)	10.67	(1.85)	714,818	1.04(3)	1.04	0.86	62
2020	10.19	0.07	2.19	2.26	(0.12)	—	—	(0.12)	12.33	22.15	685,246	1.11(3)	1.11	0.70	67
Investor Class
2024	$8.88	$0.14	$0.57	$0.71	$(0.13)	$—	$—	$(0.13)	$9.46	7.99%	$115,372	1.33%(3)	1.41%	1.42%	67%
2023	8.18	0.14	0.73	0.87	(0.17)	—	—	(0.17)	8.88	10.67	107,306	1.38(3)	1.38	1.67	63
2022	10.63	0.18	(2.48)	(2.30)	(0.13)	—	(0.02)	(0.15)	8.18	(21.61)	94,276	1.40(3)	1.40	2.00	62
2021	12.29	0.08	(0.34)	(0.26)	(0.05)	(1.35)	—	(1.40)	10.63	(2.12)	111,425	1.33(3)	1.33	0.60	62
2020	10.20	0.03	2.17	2.20	(0.11)	—	—	(0.11)	12.29	21.60	96,362	1.51(3)	1.51	0.30	67

#	Calculated using the average shares outstanding method.
(1)
The ratio for the International Equity Fund includes the effect of dividend expense on securities sold short which increased the ratio by
0.05%, 0.00%, 0.00% and 0.00% for the years 2020, 2021, 2022 and 2023.

(2)
Amount includes the effect of the Adviser pay-in for an economic loss. Had the pay-in not been made, the net asset value total return would have been 7.77% and 7.46% for the Institutional Class and Investor Class, respectively. In addition, the portfolio turnover calculation includes the value of securities purchased and sold related to this transaction.

(3)	The ratio for the Emerging Markets Equity Fund includes the effect of fees paid indirectly which decreased the ratio by 0.00% for the years 2020, 2021, 2022, 2023 and 2024.
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For a Share Outstanding For the Years Ending December 31, unless otherwise indicated											Ratios to Average Net Assets
	Net Asset Value, Beginning of Year	Net Investment Income#	Realized and Unrealized Gain (Loss) on Investments	Total Income From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions Paid	Net Asset Value, End of Year	Total Return	Net Assets, End of Year (000)	Expenses, Net	Expenses, Gross	Investment Income, Net	Portfolio Turnover Rate
Global Real Estate Securities Fund
Institutional Class
2024	$8.94	$0.23	$0.03	$0.26	$(0.24)	$—	$(0.24)	$8.96	3.09%	$206,793	0.88%(1)	0.88%	2.50%	153%
2023	8.30	0.25	0.68	0.93	(0.26)	(0.03)	(0.29)	8.94	11.45	157,441	0.86(1)	0.87	2.95	139
2022	11.53	0.22	(3.17)	(2.95)	(0.14)	(0.14)	(0.28)	8.30	(25.66)	164,351	0.83(1)	0.84	2.30	102
2021	9.47	0.17	2.63	2.80	(0.40)	(0.34)	(0.74)	11.53	29.97	218,705	0.79(1)	0.80	1.59	105
2020	10.21	0.18	(0.67)	(0.49)	(0.18)	(0.07)	(0.25)	9.47	(4.54)	175,384	0.86(1)	0.87	1.98	141
Investor Class
2024	$8.98	$0.19	$0.06	$0.25	$(0.22)	$—	$(0.22)	$9.01	2.87%	$77,157	1.20%(1)	1.20%	2.13%	153%
2023	8.34	0.22	0.69	0.91	(0.24)	(0.03)	(0.27)	8.98	11.06	80,449	1.16(1)	1.17	2.65	139
2022	11.58	0.19	(3.18)	(2.99)	(0.11)	(0.14)	(0.25)	8.34	(25.88)	80,561	1.12(1)	1.13	1.97	102
2021	9.51	0.14	2.64	2.78	(0.37)	(0.34)	(0.71)	11.58	29.61	118,530	1.07(1)	1.08	1.31	105
2020	10.25	0.15	(0.67)	(0.52)	(0.15)	(0.07)	(0.22)	9.51	(4.79)	81,053	1.13(1)	1.14	1.68	141

#	Calculated using the average shares outstanding method.
(1)	The ratio for the Global Real Estate Securities Fund includes the effect of fees paid indirectly which decreased the ratio by 0.01% for the years 2020, 2021, 2022, 2023 and 2024.
256 | GuideStone Funds Prospectus

For a Share Outstanding For the Years Ending December 31, unless otherwise indicated											Ratios to Average Net Assets
	Net Asset Value, Beginning of Year	Net Investment Income/ (Loss)#	Realized and Unrealized Gain (Loss) on Investments	Total Income From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions Paid	Net Asset Value, End of Year	Total Return	Net Assets, End of Year (000)	Expenses, Net	Expenses, Gross	Investment Income/ (Loss), Net	Portfolio Turnover Rate
Strategic Alternatives Fund
Institutional Class
2024	$9.21	$0.34	$0.36	$0.70	$(0.35)	$(0.43)	$(0.78)	$9.13	7.60%	$224,781	1.25%(1)	1.30%(1)	3.53%	514%
2023	9.82	0.33	0.26	0.59	(0.38)	(0.82)	(1.20)	9.21	5.97	205,865	1.16(1)	1.41(1)	3.25	718
2022	10.29	0.03	(0.09)	(0.06)	(0.04)	(0.37)	(0.41)	9.82	(0.56)	236,559	1.15(1)	1.36(1)	0.31	327
2021	9.96	(0.05)	0.54	0.49	(0.02)	(0.14)	(0.16)	10.29	4.96	312,466	1.09(1)	1.17(1)	(0.46)	377
2020	10.13	0.08	(0.10)	(0.02)	(0.14)	(0.01)	(0.15)	9.96	(0.20)	287,088	1.10(1)	1.10(1)	0.82	483
Investor Class
2024	$9.15	$0.31	$0.36	$0.67	$(0.32)	$(0.43)	$(0.75)	$9.07	7.39%	$41,547	1.52%(1)	1.66%(1)	3.26%	514%
2023	9.76	0.29	0.27	0.56	(0.35)	(0.82)	(1.17)	9.15	5.70	41,132	1.48(1)	1.74(1)	2.93	718
2022	10.23	0.01	(0.10)	(0.09)	(0.01)	(0.37)	(0.38)	9.76	(0.91)	50,786	1.46(1)	1.67(1)	0.06	327
2021	9.92	(0.08)	0.53	0.45	—	(0.14)	(0.14)	10.23	4.57	39,214	1.41(1)	1.52(1)	(0.76)	377
2020	10.13	0.06	(0.11)	(0.05)	(0.15)	(0.01)	(0.16)	9.92	(0.51)	45,689	1.36(1)	1.36(1)	0.59	483

#	Calculated using the average shares outstanding method.
(1)
The ratio for the Strategic Alternatives Fund includes the effect of dividend expense on securities sold short which increased the ratio by
0.11%, 0.04%, 0.07%, 0.05%, and 0.03% for the years 2020, 2021, 2022, 2023, and 2024.

GuideStone Funds Prospectus | 257

Glossary
30-Day SEC Yield — A standardized measure of yield for a mutual fund. The calculation is based on a 30-day period ended on the last day of the previous month. It is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period.
Acquired Fund Fees and Expenses — Fees and expenses attributable to any company in which a mutual fund invests or has invested during the relevant fiscal period that (a) is an investment company or (b) would be an investment company under Section 3(a) of the 1940 Act but for sections 3(c)(1) and 3(c)(7) of the 1940 Act. In the event the fees and expenses incurred indirectly by a mutual fund as a result of investment in shares of one or more acquired funds do not exceed 0.01% of the average net assets of that mutual fund, the mutual fund may include these fees and expenses under the sub-caption “Other expenses” in the mutual fund’s fee table. Total annual fund operating expenses reflected in a mutual fund’s fee table may not correlate to the ratio of expenses to average net assets reported in a mutual fund’s financial highlights table, which reflects the operating expenses of a mutual fund and does not include Acquired Fund Fees and Expenses.
Active Management — A style of investment management where the portfolio manager actively makes investment decisions and initiates buying and selling of securities in an effort to maximize return. It is the opposite of passive management, where the portfolio manager oversees a static portfolio structured to match the performance of a selected part of the market or index.
American Depositary Receipt (“ADR”) — Receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying foreign securities. ADRs are denominated in U.S. dollars and are publicly traded on exchanges or over-the-counter markets in the U.S.
Amortized Cost — This method involves valuing securities at their cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates on the market value of the security. This accounting method is used for the Money Market Fund.
Annualize — The conversion of a cumulative rate of return to an annual rate of return that includes the effect of compounded returns, for periods other than a one-year period. For example, a cumulative return of 21% over two years would convert into an annualized return of 10% per annum, even though each annual return may have looked nothing like 10%. For example, if an investment earned -2% in year one and 23.5% in year two, the compound annual return would be 10%.
Asset-Backed Securities — Securities backed by mortgages, installment contracts, credit card receivables or other financial assets. These securities represent interest in “pools” of assets in which payments of both interest and principal on the securities are made periodically.
Average Maturity — The average length of time on which the principal of a bond in a bond fund must be repaid.
Basis Point — One basis point is 0.01%, or 1/100 of a percentage point. Thus 100 basis points equal 1% percent.
Below-Investment Grade Bond (High Yield or Junk Bonds) — A bond that has a credit rating of BB category or lower and that pays a higher yield to compensate for the greater credit risk.
Benchmark — Any basis of measurement, such as an index, that is used by an investment manager as a yardstick to assess the risk and performance of a portfolio. For example, the S&P 500® Index is a commonly used benchmark for U.S. large-cap equity portfolios.
Capital Gain/Loss — A realized gain or loss calculated at the time of sale or maturity of any capital asset. Refers to the profit or loss attributable to the difference between the purchase and sale price.
Commercial Paper — The security is a short-term, unsecured promissory note issued in the public market as an obligation of the issuing entity. The maturity of commercial paper is typically less than 270 days.
Commodities — Commodities are raw materials or agricultural products such as sugar, corn, gold or oil, among many others. Commodities may be grouped into different classifications for regulatory purposes, such as energy, agricultural (including
258 | GuideStone Funds Prospectus

livestock), precious metals, industrial metals, among many others. Additionally, a commodity is all services, rights, and interests in which contracts for future delivery are presently or in the future dealt in, such as financial instruments. Investments in the commodities markets can include direct physical trading in the form of spot transactions and derivatives trading in the form of futures and options on futures.
Concentration Risk — Risk associated with a relatively high exposure to a certain security position, sector, industry and/or country.
Correlation — The statistical measure which indicates the tendency of two variables moving together.
Credit Quality — A measure that reflects the rating assigned by S&P Global Ratings, Moody’s Investors Service, Inc. or Fitch, Inc./Fitch Ratings Ltd. to fixed income securities. It rates the issuing entity’s capacity to meet the repayment terms of the security. Bonds issued and backed by the federal government are of the highest quality and are considered superior to bonds rated AAA category, which is the highest possible rating a corporate bond can receive. Investment quality ratings include AAA category, AA category, A category, and BBB category. Bonds rated BB category or lower are considered high yield or junk bonds.
Credit Ratings — See Credit Quality.
Credit Risk — A risk that an issuer may default on its securities causing a loss to the debt holder.
Currency Exchange Rate — A quotation used to indicate the value of a foreign currency relative to one unit of local currency.
Currency Risk — Foreign investments bear the risk of the local market and the foreign exchange rate. Risk associated with exposure to a certain currency that declines in value. Changes in currency exchange rates relative to the U.S. dollar may negatively affect the value of foreign investments.
Current Income — Money that is received on an ongoing basis from investments in the form of dividends, interest, rents or other income sources.
Default Risk — Risk that an issuer will be unable to timely meet interest and principal payments.
Deflation — Deflation is a decrease in the general price level of goods and services. Deflation may be caused by a reduction in the supply of money or credit, or by a decrease in government, personal or investment spending.
Developed Markets — Financial markets in countries with developed economies. Examples include, but are not limited to, the United States, United Kingdom, Germany, France and Japan.
Dividend — Earnings distributed to shareholders. Mutual fund dividends are paid out of income from a fund’s investments.
Dividend Yield — Yield is determined by dividing the amount of annual dividends per share by the current market price per share of stock.
Downgraded — The act of lowering the credit rating of a fixed income instrument.
Effective Duration — A calculation that measures the price sensitivity of a bond or a bond fund to changes in interest rates taking into account embedded options and floating interest rates.
Emerging Markets — Financial markets in countries with developing economies, where industrialization has commenced and the economy has linkages with the global economy. Generally, emerging markets are located in Latin America, Eastern Europe and Asia (excluding Japan). Investing in emerging markets involves even greater risks than investing in more developed foreign markets because, among other things, emerging markets often have more political and economic instability.
Equity — Represents ownership interest possessed by shareholders in a corporation. Synonymous with stock.
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Exchange-Traded Funds (“ETFs”) — ETFs are open-end investment companies (or unit investment trusts) whose shares are listed for trading on a national securities exchange or the NASDAQ National Market System.
Expense Ratio — Expressed as a percentage, provides the investor the total cost for fund operating expenses and management fees.
Federal Deposit Insurance Corporation (FDIC) — Federal agency established in 1933 that guarantees (within limits) funds on deposit in member banks and thrift institutions and performs other functions to facilitate mergers or prevent failures.
Fixed Income Securities — A security that pays a fixed-rate of return. Usually refers to government, corporate or municipal bonds, which pay a fixed-rate of interest until the bonds mature, and to preferred stock, paying a fixed dividend.
Foreign Issuers — Securities of foreign issuers may be negatively affected by political events, economic conditions or inefficient, illiquid or unregulated foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards, which may increase investment risk.
Forward Contracts — A privately negotiated contract permitting the holder to purchase or sell a specified amount of a financial instrument or foreign currency on a predetermined future date at a predetermined price.
Frontier Markets — A subset of emerging market countries that are investable but may have lower market capitalization and liquidity and may be more politically unstable than the more developed emerging markets.
Futures Contracts — A standardized agreement to buy or sell a specified amount of a financial instrument, such as a U.S. Treasury security, an equity security or foreign currency, or good at a particular price on a stipulated future date. The price is established on an organized exchange and the potential gain/loss is realized each day (marking to market). Interest rate futures contracts are a type of financial futures contract that calls for the future delivery of U.S. government securities or index-based futures contracts. The value of interest rate futures contracts changes in response to changes in the value of the underlying security or index, which depends primarily on prevailing interest rates.
Global Depositary Receipt (“GDR”) — Receipt for shares in a foreign based corporation traded in capital markets around the world. While ADRs permit foreign corporations to offer shares to American citizens, GDRs allow companies in Europe, Asia, the U.S. and Latin America to offer shares in many markets around the world.
Hedging — The practice of undertaking one investment activity in order to protect against losses in another.
Illiquid Securities — A security that cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. For the Money Market Fund, illiquid security means a security that cannot be sold or disposed of in the ordinary course of business within seven calendar days at approximately the value ascribed to it by the Money Market Fund.
Impact Investing — An investment approach intentionally seeking to have a positive impact alongside financial returns.
Indirect Fees and Expenses — Fees and expenses borne indirectly by a mutual fund shareholder through his/her investment in a mutual fund that owns acquired funds.
Inflation — The rate at which the general level of prices for goods and services rises, and correspondingly, purchasing power falls.
Inflation-Protected Bonds — Fixed income instruments whose principal and/or interest is adjusted periodically for inflation. Inflation-protected bonds are also known as inflation-indexed bonds.
Interest — Cost of using money, expressed as a rate per period of time, usually one year, in which case it is called an annual rate of interest.
260 | GuideStone Funds Prospectus

Interest Rate Floors and Caps — The purchase of an interest rate floor or cap entitles the purchaser to receive payments of interest on a notional principal amount from the seller, to the extent the specified index falls below (floor) or exceeds (cap) a predetermined interest rate.
Interest Rate Risk — Risk that changes in interest rates may adversely affect the value of an investor’s securities portfolio. When interest rates rise, the market value of fixed income instruments (such as bonds) may decline. Similarly, when interest rates decline, the market value of fixed income instruments may increase.
International Equity Securities — Investments in non-U.S. stocks or equity securities.
Investment Grade Bond — See Credit Quality.
Maturity — The date at which a debt instrument is due and payable.
Micro-Cap Companies — Micro-cap companies have market capitalizations that are less than those of small capitalization companies and may involve greater risk and be more volatile and less liquid than an investment in a larger company. Micro-cap companies generally are more sensitive to adverse business and economic conditions than larger, more established companies. Micro-cap companies may have limited financial resources, management experience and market diversification.
Money Market Instruments — Such instruments include high quality, short-term debt instruments. Among other quality requirements, a money market instrument must mature in 397 days or less.
Natural Resources — Natural resources are materials that are derived from the environment. Natural resources generally include, but are not limited to: energy (such as oil and other fossil fuels), alternative energy (such as uranium, coal, hydrogen, wind, solar and fuel cells), industrial products (such as building materials, cement, packaging, chemicals, supporting transport and machinery), forest products (such as lumber, plywood, pulp, paper, newsprint and tissue), base metals (such as aluminum, copper, nickel, zinc, iron ore and steel), precious metals and minerals (such as gold, silver, platinum and diamonds), and agricultural products (grains and other foods, seeds, fertilizers and water).
Net Asset Value (“NAV”) — The market value of a fund share. For the Funds, this value is net of all expenses. For each Fund other than the Money Market Fund, the NAV is calculated after the close of the exchanges and markets each day by taking the closing market value of all securities owned plus all other assets such as cash, subtracting liabilities, then dividing the result (total net assets) by the total number of shares outstanding. The Money Market Fund’s NAV is calculated using the amortized cost method of valuation.
Options — An instrument that provides for an investor to initiate a purchase and/or sell transaction. An owner of a call (put) option has the right to purchase (sell) the underlying security at a specified price, and this right lasts until a specified date. There are several different types of options, which may include interest rate options, yield curve options and options on mortgage-backed securities. Interest rate options are a type of option that provides the owner the right to purchase or sell U.S. government securities or index-based options. Yield curve options and options on stock indexes provide the holder with the right to make or receive a cash settlement upon exercise of the option. Options on mortgage-backed securities entitle the holder to purchase or sell mortgage-backed securities, which are fixed income investments that generate interest revenue through pools of home loan mortgages.
Passive Management — A style of investment management that seeks to attain performance equal to the market or a particular index. In pure index funds, no judgments are made about future market movements, although more sophisticated managers usually offer tilted portfolios.
Political Risk — Risk associated with uncertain political environments when investing in securities. Political risks tend to be greater in foreign markets than the U.S. market, and emerging markets have greater political risks relative to developed markets.
Prepayment Risk — Prepayment is the activity of repaying principal prior to its stated maturity date. Prepayments of certain fixed income securities, such as mortgage-backed securities, are subject to prepayment risk. Prepayments generally increase when interest rates fall, resulting in a risk that principal is reinvested at lower interest rates.
GuideStone Funds Prospectus | 261

Price-to-Book (“P/B”) Ratio — The weighted average of the P/B ratios of all the stocks in a fund’s portfolio. Generally, a high P/B ratio indicates the price of the stock exceeds the actual worth of the company’s assets, while a low P/B ratio indicates the stock is relatively cheap.
Price-to-earnings (“P/E”) Ratio — A stock’s market price divided by its current or estimated future earnings per share. A fundamental measure of the attractiveness of a particular security versus all other securities as determined by the investing public. The higher the P/E, the more investors are paying, and therefore the more earnings growth they are expecting. The lower the ratio relative to the average of the stock market, the lower the (market’s) profit growth expectations.
Principal — Face amount of a debt instrument on which interest is either owed or earned.
Real Estate Investment Trust (“REIT”) — A REIT is a pooled investment vehicle that invests primarily in income-producing real estate or real estate related loans or interests. REITs are not subject to federal income tax on net income and net realized gains that are distributed to shareholders, provided they comply with certain requirements of the Code.
REITs are generally classified as equity REITs, mortgage REITs or hybrid REITs. Equity REITs invest the majority of their assets directly in real property, derive their income primarily from rents and can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both equity REITs and mortgage REITs.
Real Return — An inflation-adjusted return, that is total return reduced by the expected impact of inflation. It is the return that when compounded with inflation gives the nominal return for the same security.
Record Date — Date on which a shareholder must officially own shares in order to be entitled to a dividend.
Rule 2a-7 — Rule under the Investment Company Act of 1940, as amended, which allows for the use of the amortized cost method of accounting for government money market funds and retail money market funds as long as the portfolio complies with the requirements of Rule 2a-7, including parameters related to credit quality, security type, liquidity and maturity. The Money Market Fund is a government money market fund that adheres to the requirements of Rule 2a-7.
Securities Lending — A program of lending eligible securities from the portfolios to approved borrowers in return for a fee.
Select Funds — GuideStone Funds that directly invest in different types of fixed income securities, equity securities or other investments to meet their respective investment objectives. Eighteen (11 equity, four bond, one real assets, one alternative and one money market) separate Select Funds are offered through GuideStone Funds. The majority of the Select Funds use a multi-manager approach by combining different investment management firms (Sub-Advisers) within a single Select Fund.
Standard Deviation — A statistical measurement of distribution around an average, which depicts how widely returns varied over a certain period of time. Investors use the standard deviation of historical performance to try to predict the most likely range of returns. When a fund has a high standard deviation, the predicted range of performance is wide, implying greater volatility.
Swap Agreements — An agreement between two or more parties to exchange sets of cash flows over a period in the future. Basic types of swaps are interest rate swaps, credit default swaps, currency swaps and total return swaps. Interest rate swaps involve the exchange by a fund with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments. A credit default swap is a type of insurance against default by an issuer where the owner of the protection pays an annual premium to the seller of the protection for the right to sell a bond equivalent to the amount of the swap in the event of a default on the bond. Currency swaps involve the exchange of the rights of a fund and another party to make or receive payments in specific currencies. In a total return swap, one party makes payments based on a set rate, while the other party makes payments based on the return of an underlying asset, e.g. on equity or bond index.
Swaption — An option to enter into a previously agreed upon swap agreement on a future date pursuant to the terms of the swaption.
262 | GuideStone Funds Prospectus

Total Return — Return on an investment including both appreciation/(depreciation) and interest or dividends.
Transfer Agent — The agent that processes and records purchases and sales of Fund shares for all classes. BNY Mellon Investment Servicing (US) Inc. serves as the transfer agent for the Funds.
Turnover — Statistical ratio measuring the amount of transactions within a portfolio over a given time period.
U.S. Securities and Exchange Commission (“SEC”) — An independent federal government agency created by an act of Congress, entitled the “Securities Exchange Act of 1934,” as the regulator of the securities markets. The SEC is responsible for protecting investors, maintaining fair and orderly functioning of the securities markets, and facilitating capital formation. The SEC may bring civil actions against alleged violators of federal securities laws and regulations, either in federal court or before an administrative judge.
Weighted Average Life Maturity — Weighted average life portfolio maturity is measured without reference to any Rule 2a-7 provision that otherwise would permit the Money Market Fund to shorten the maturity of an adjustable-rate security by reference to its interest rate reset dates.
Weighted Average Market Cap — The weighted average is computed by weighing each company’s market capitalization by the market value of the securities in the fund. Market capitalization is found by multiplying the number of outstanding shares of stock for a company by the current market price of those shares.
Weighted Average Maturity — The weighted average is computed by weighing each security’s maturity date by the market value of the security in the Money Market Fund.
Yield Curve — A visual representation of the term structure of interest rates by plotting the yields of all bonds of the same quality within maturities ranging from the shortest to the longest available. It shows the relationship between bond yields and maturity lengths. A normal or positive yield curve signifies higher interest rates for long-term investment, while a negative or downward curve indicates higher short-term rates.
Yield Spreads — A difference in yield between various issues of securities.
Yield to Maturity — The yield provided by a bond that is held to its maturity date, taking into account both interest payments and realized capital gains or losses.
GuideStone Funds Prospectus | 263

For More Information
You can learn more about the Funds by requesting the following free documents:
Statement of Additional Information (“SAI”): Provides additional information about the Funds’ policies, investment restrictions, risks and business structure. The SAI is incorporated by reference into this Prospectus (i.e., is legally considered a part of this Prospectus).
Annual/Semi-Annual Report to Shareholders and Form N-CSR Filed with the SEC: Additional information about the Funds' investments is available in the SAI and in the Annual and Semi-Annual Reports to Shareholders of the Funds and in Form N-CSR as they become available. The Annual Report to Shareholders provides a discussion of market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year. In Form N-CSR, you will find the Funds' annual and semi-annual financial statements.
If you have questions, need information about your account or would like to request these free documents, contact your employer, your plan administrator or GuideStone® by phone at 1-888-GS-FUNDS (1-888-473-8637) from 7 a.m. to 6 p.m. CT, Monday through Friday or by mail at:
GuideStone Funds
5005 Lyndon B. Johnson Freeway, Suite 2200
Dallas, TX 75244-6152
Visit our website at GuideStoneFunds.com to access the Prospectus, SAI and Annual/Semi-Annual Reports to Shareholders.
If you invest in shares of a Fund through a financial intermediary, please contact your salesperson or financial intermediary if you have questions, or need additional information about your account or would like to request these free documents.
You may also get free copies by:
●
Accessing them on the EDGAR Database on the SEC’s website —
http://www.sec.gov.
●
Requesting copies (you will be charged a duplicating fee) via electronic request by emailing publicinfo@sec.gov.

Funds distributed by Foreside Funds Distributors LLC
Three Canal Plaza Suite 100, Portland, ME 04101
1-888-GS-FUNDS (1-888-473-8637)
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811-10263	© 2024 GuideStone Funds®	2318	05/25

Statement of Additional Information (SAI)
May 1, 2025

	INSTITUTIONAL	INVESTOR
TARGET DATE FUNDS
MyDestination 2015 Fund	GMTYX	GMTZX
MyDestination 2025 Fund	GMWYX	GMWZX
MyDestination 2035 Fund	GMHYX	GMHZX
MyDestination 2045 Fund	GMYYX	GMFZX
MyDestination 2055 Fund	GMGYX	GMGZX
TARGET RISK FUNDS
Conservative Allocation Fund	GCAYX	GFIZX
Balanced Allocation Fund	GBAYX	GGIZX
Moderately Aggressive Allocation Fund	GGRYX	GCOZX
Aggressive Allocation Fund	GAGYX	GGBZX
SELECT FUNDS
Money Market Fund	GMYXX	GMZXX
Low-Duration Bond Fund	GLDYX	GLDZX
Medium-Duration Bond Fund	GMDYX	GMDZX
Global Bond Fund	GGBEX	GGBFX
Strategic Alternatives Fund	GFSYX	GFSZX
Defensive Market Strategies® Fund	GDMYX	GDMZX
Impact Bond Fund	GMBYX	GMBZX
Impact Equity Fund	GMEYX	GMEZX
Equity Index Fund	GEQYX	GEQZX
Global Real Estate Securities Fund	GREYX	GREZX
Value Equity Index Fund	GVIYX	GVIZX
Value Equity Fund	GVEYX	GVEZX
Growth Equity Index Fund	GEIYX	GEIZX
Growth Equity Fund	GGEYX	GGEZX
Small Cap Equity Fund	GSCYX	GSCZX
International Equity Index Fund	GIIYX	GIIZX
International Equity Fund	GIEYX	GIEZX
Emerging Markets Equity Fund	GEMYX	GEMZX
The Statement of Additional Information (“SAI”) is not a prospectus and should be read in conjunction with the Funds’ current Prospectus for the Institutional Class and Investor Class shares dated May 1, 2025, and as amended from time to time. The financial statements contained in the Funds’ Annual Report for the fiscal year ended December 31, 2024, are incorporated by reference into this SAI. You can obtain a free copy of the current Prospectus, Annual Report and Semi-Annual Report on our website at GuideStoneFunds.com or by calling 1-888-GS-FUNDS (1-888-473-8637).

Statement of Additional Information

History of the Funds
GuideStone Funds (the “Trust”), formerly AB Funds Trust, is an open-end management investment company organized as a Delaware statutory trust on March 2, 2000. On September 13, 2005, AB Funds Trust changed its name to GuideStone Funds. The Trust has established 27 series (each, a “Fund” and collectively, the “Funds”), which are described in this SAI. Each Fund is a separate mutual fund with its own investment objective, strategies and risks.
The MyDestination 2015 Fund, MyDestination 2025 Fund, MyDestination 2035 Fund, MyDestination 2045 Fund and MyDestination 2055 Fund are each referred to as a “Target Date Fund” and are collectively the “Target Date Funds.” The Conservative Allocation Fund, Balanced Allocation Fund, Moderately Aggressive Allocation Fund (formerly, the Growth Allocation Fund) and Aggressive Allocation Fund are each referred to as a “Target Risk Fund” and are collectively referred to as the “Target Risk Funds.” The remaining Funds are each referred to as a “Select Fund” and are collectively referred to as the “Select Funds.” The Low-Duration Bond Fund, Medium-Duration Bond Fund, Impact Bond Fund and Global Bond Fund are each referred to as a “Bond Fund” and are collectively referred to as the “Bond Funds.” The Defensive Market Strategies® Fund, Impact Equity Fund, Equity Index Fund, Global Real Estate Securities Fund, Value Equity Index Fund, Value Equity Fund, Growth Equity Index Fund, Growth Equity Fund, Small Cap Equity Fund, International Equity Index Fund, International Equity Fund and Emerging Markets Equity Fund are each referred to as an “Equity Fund” and are collectively referred to as the “Equity Funds.” The Strategic Alternatives Fund is the remaining Select Fund described in this SAI.
Each Target Date Fund and each Target Risk Fund is a “Fund of Funds,” which means that it generally does not buy securities directly, but rather allocates its assets among a different mix of Select Funds to meet a specified investment objective. The Select Funds, in turn, invest directly in different types of fixed income obligations, equity securities or other investments to meet their investment objectives.
Currently, there are two classes of shares issued by the Trust, the Institutional Class and Investor Class (each, a “Class” and together, the “Classes”). The Board of Directors of the Trust (the “Board” or “Board of Directors”) may issue additional classes of shares or series at any time without prior approval of the shareholders.
Description of Investments and Risks
The following should be read in conjunction with the Fund Summary of each Fund in the Funds’ Prospectus, specifically the sections entitled “Investment Objective,” “Principal Investment Strategies,” “Principal Investment Risks” and “Additional Information About Principal Strategies and Risks.” Unless otherwise defined in this SAI, the capitalized terms used herein have the respective meanings assigned to them in the Prospectus.
You should understand that all investments involve risk and that there can be no guarantee against loss resulting from an investment in the Funds. Unless otherwise indicated, all percentage limitations governing the investments of the Funds apply only at the time of a transaction.
GuideStone Capital Management, LLC (the “Adviser”) serves as the investment adviser to the Funds and is an affiliate of GuideStone Financial Resources of the Southern Baptist Convention (“GuideStone Financial Resources”). The Funds are series of an open-end, management investment company as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). All of the Funds, except the Growth Equity Fund, are classified as diversified Funds under the 1940 Act. The Equity Index Fund, Value Equity Index Fund, Growth Equity Index Fund and International Equity Index Fund may each become non-diversified solely as a result of a change in relative market capitalization or index weightings of one or more constituents of their respective target indexes. The Adviser allocates each Target Date Fund’s and each Target Risk Fund’s investments among a mix of Select Funds. Rather than making the day-to-day investment decisions for the Select Funds, the Adviser acts as a manager of managers and retains various investment management firms (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) to do so. From time to time, the Adviser may elect to trade individual stocks, fixed income

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securities or private placements for the Funds and third-party mutual funds or exchange-traded funds (“ETFs”) for a Select Fund in order to manage a Fund’s risk. The Sub-Advisers employ portfolio managers to make the day-to-day investment decisions regarding portfolio holdings of the Select Funds. The Sub-Advisers may invest in all the instruments or use all the investment techniques permitted by the Funds’ Prospectus and this SAI or invest in such instruments or engage in such techniques to the full extent permitted by the Funds’ investment policies and restrictions.
In accordance with the Adviser's Christian values, the Funds do not invest in any company that is publicly recognized (as determined by GuideStone Financial Resources) for offering products or services that are incompatible with the Christian values of GuideStone Financial Resources, including, but not limited to, those involving abortion, sexual immorality, alcohol, tobacco or gambling. The Adviser receives and analyzes information from multiple sources (including through various third-party screening platforms, news sources and feeds, the Bible and company websites and financial disclosures) on the products and services of companies in a Fund's investment universe and utilizes this information to determine which companies should be prohibited for investment by it or a Sub-Adviser. The Funds may not be able to take advantage of certain investment opportunities due to these restrictions. This policy may not be changed without the approval of GuideStone Financial Resources as the holder of a majority of the outstanding shares of the Trust.
Each Target Date Fund and each Target Risk Fund invests primarily in a diversified portfolio of Select Funds, and unless indicated otherwise, the description of investments and risks in this SAI applies to the Target Date Funds and the Target Risk Funds through their investments in the Select Funds.
Each Target Date Fund and each Target Risk Fund may from time to time invest and reinvest up to 10% of its assets directly in U.S. Treasury obligations, exchange listed equity futures contracts and exchange listed U.S. Treasury futures contracts to gain exposure to the equity and fixed income markets on cash balances. Any such investment will be made for cash management purposes and will seek to provide market exposure approximating the strategic asset allocation of the applicable Target Date Fund and Target Risk Fund.
Affiliated Persons. Instrument selection and the ability to engage in transactions with preferred counterparties or service providers is restricted by the 1940 Act's provisions related to transactions with Fund affiliates. An affiliated person of a Fund's Sub-Adviser is considered to be an affiliated person of that Fund, and as such, that Sub-Adviser cannot engage its affiliated person as a prime broker or over-the-counter (“OTC”) counterparty for that Fund. In addition, a counterparty's own affiliations and conflicts could restrict its ability to provide the Funds with desired products or services. For example, affiliates of investment banks may be unable to provide derivatives tied to the securities of companies that the investment bank is advising. This could result in strategy implementation using different instrument types or counterparties than what the Sub-Adviser would otherwise have used or might use for accounts that are not registered investment companies.
Asset-Backed Securities. The Bond Funds and the Strategic Alternatives Fund may purchase asset-backed securities. Asset-backed securities represent direct or indirect participations in, or are secured by and payable from, pools of assets such as, among other things, motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property and receivables from revolving credit (credit card) agreements, or a combination of the foregoing. These assets are securitized through the use of trusts and special purpose corporations. Credit enhancements, such as various forms of cash collateral accounts or letters of credit, may support payments of principal and interest on asset-backed securities. Although these securities may be supported by letters of credit or other credit enhancements, payment of interest and principal ultimately depends upon individuals paying the underlying loans, which may be affected adversely by general downturns in the economy.
Asset-backed securities are subject to the same risk of prepayment described with respect to mortgage-backed securities and to extension risk (the risk that an issuer of a security will make principal payments slower than anticipated by the investor, thus extending the securities’ duration). The risk that recovery on repossessed
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collateral might be unavailable or inadequate to support payments, however, is greater for asset-backed securities than for mortgage-backed securities.
Certificates for Automobile ReceivablesSM (“CARSSM”) represent undivided fractional interests in a trust whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing those contracts. Payments of principal and interest on the underlying contracts are passed through monthly to certificate holders and are guaranteed up to specified amounts by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the trust. Underlying installment sales contracts are subject to prepayment, which may reduce the overall return to certificate holders. Certificate holders also may experience delays in payment or losses on CARSSM if the trust does not realize the full amounts due on underlying installment sales contracts because of unanticipated legal or administrative costs of enforcing the contracts; depreciation, damage or loss of the vehicles securing the contracts; or other factors.
Credit card receivable securities are backed by receivables from revolving credit card agreements (“Accounts”). Credit balances on Accounts are generally paid down more rapidly than are automobile contracts. Most of the credit card receivable securities issued publicly to date have been pass-through certificates. In order to lengthen their maturity or duration, most such securities provide for a fixed period during which only interest payments on the underlying Accounts are passed through to the security holder; principal payments received on the Accounts are used to fund the transfer of additional credit card charges made on the Accounts to the pool of assets supporting the securities. Usually, the initial fixed period may be shortened if specified events occur which signal a potential deterioration in the quality of the assets backing the security, such as the imposition of a cap on interest rates. An issuer’s ability to extend the life of an issue of credit card receivable securities thus depends on the continued generation of principal amounts in the underlying Accounts and the non-occurrence of the specified events. The non-deductibility of consumer interest, as well as competitive and general economic factors, could adversely affect the rate at which new receivables are created in an Account and conveyed to an issuer, thereby shortening the expected weighted average life of the related security and reducing its yield. An acceleration in cardholders’ payment rates or any other event that shortens the period during which additional credit card charges on an Account may be transferred to the pool of assets supporting the related security could have a similar effect on its weighted average life and yield.
Credit cardholders are entitled to the protection of state and federal consumer credit laws. Many of those laws give a holder the right to set off certain amounts against balances owed on the credit card, thereby reducing amounts paid on Accounts. In addition, unlike the collateral for most other asset-backed securities, Accounts are unsecured obligations of the cardholder. A Fund may invest in trust preferred securities, which are a type of asset-backed security. Trust preferred securities represent interests in a trust formed by a parent company to finance its operations. The trust sells preferred shares and invests the proceeds in debt securities of the parent. This debt may be subordinated and unsecured. Dividend payments on the trust preferred securities match the interest payments on the debt securities; if no interest is paid on the debt securities, the trust will not make current payments on its preferred securities. Unlike typical asset-backed securities, which have many underlying payors and are usually overcollateralized, trust preferred securities have only one underlying payor and are not overcollateralized. Issuers of trust preferred securities and their parents currently enjoy favorable tax treatment. If the tax characterization of trust preferred securities were to change, they could be redeemed by the issuers, which could result in a loss to a Fund.
Bankers’ Acceptances, Certificates of Deposit, Time Deposits and Bank Notes. The Select Funds may invest in such obligations issued by U.S. or foreign issuers; however, the Money Market Fund will invest in instruments denominated exclusively in U.S. dollars. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor but may be subject to early withdrawal penalties that vary depending upon market conditions and the remaining

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maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party. Bank notes and bankers’ acceptances rank junior to deposit liabilities of the bank and equal to other senior, unsecured obligations of the bank. Bank notes are classified as “other borrowings” on a bank’s balance sheet, while deposit notes and certificates of deposit are classified as deposits. Bank notes are not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other insurer. Deposit notes are insured by the FDIC only to the extent of $250,000 per depositor per bank.
The Select Funds may invest in the obligations of foreign banks and foreign branches of domestic banks. Such obligations include Eurodollar certificates of deposit, which are U.S. dollar-denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States; Eurodollar time deposits, which are U.S. dollar-denominated deposits in a foreign branch of a U.S. bank or a foreign bank; Canadian time deposits, which are essentially the same as Eurodollar time deposits except they are issued by Canadian offices of major Canadian banks; Schedule Bs, which are obligations issued by Canadian branches of foreign or domestic banks; Yankee certificates of deposit, which are U.S. dollar-denominated certificates of deposit issued by a U.S. branch of a foreign bank and held in the United States; and Yankee bankers’ acceptances, which are U.S. dollar-denominated bankers’ acceptances issued by a U.S. branch of a foreign bank and held in the United States.
Obligations of foreign banks involve somewhat different investment risks than those affecting obligations of U.S. banks, including the possibilities that their liquidity could be impaired because of future political and economic developments, that the obligations may be less marketable than comparable obligations of U.S. banks, that a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, that foreign deposits may be seized or nationalized, that foreign governmental restrictions such as exchange controls may be adopted that might adversely affect the payment of principal and interest on those obligations and that the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks or the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to U.S. banks. U.S. branches of foreign banks may be considered domestic banks if it can be demonstrated they are subject to the same regulation as U.S. banks.
Investments in Eurodollar and Yankee dollar obligations involve additional risks. Most notably, there generally is less publicly available information about foreign companies; there may be less governmental regulation and supervision; they may use different accounting and financial standards; and the adoption of foreign governmental restrictions may adversely affect the payment of principal and interest on foreign investments. In addition, not all foreign branches of U.S. banks are supervised or examined by regulatory authorities as are U.S. banks, and such branches may not be subject to reserve requirements.
Below-Investment Grade Securities. The Bond Funds may invest their assets in fixed income securities that are rated below-investment grade (“lower rated securities”) or that are unrated but deemed equivalent to those rated below-investment grade by the Sub-Adviser as follows: Low-Duration Bond Fund up to 15%; Medium-Duration Bond Fund up to 15%; Global Bond Fund up to 30%; and Impact Bond Fund up to 15%. In addition, the Strategic Alternatives Fund and the Defensive Market Strategies Fund may invest up to 40% and 50%, respectively, of each of their assets in lower rated securities or securities that are unrated but deemed equivalent to those rated below-investment grade by a Sub-Adviser. The lower the ratings of such securities, the greater their risks. Lower rated securities generally offer a higher current yield than that available from higher grade issues and typically involve greater risk.
The yields on lower rated securities will fluctuate over time. In general, prices of all bonds rise when interest rates fall and fall when interest rates rise. While less sensitive to changing interest rates than investment grade securities, lower rated securities are especially subject to adverse changes in general economic conditions and to changes in the financial condition of their issuers. During periods of economic downturn or rising interest rates, issuers of these instruments may experience financial stress that could adversely affect their ability to make payments of principal and interest and increase the possibility of default.
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The risk of loss through default is greater because lower rated securities are usually unsecured and are often subordinate to an issuer’s other obligations. Additionally, the issuers of these securities frequently have high debt levels and are thus more sensitive to difficult economic conditions, individual corporate developments and rising interest rates. Consequently, the market price of these securities may be quite volatile and may result in wider fluctuations of a Fund’s net asset value (“NAV”) per share.
Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of these securities, especially in a market characterized by only a small amount of trading and with relatively few participants. These factors can also limit a Fund’s ability to obtain accurate market quotations for these securities, making it more difficult to determine the Fund’s NAV. In cases where market quotations are not available, lower rated securities are valued using guidelines established by the Board of Directors.
Perceived credit quality in this market can change suddenly and unexpectedly and may not fully reflect the actual risk posed by a particular lower rated or unrated security. Subsequent to its purchase by a Fund, the rating of an issue of debt securities may be reduced, so that the securities would no longer be eligible for purchase by the Low-Duration Bond Fund, Medium-Duration Bond Fund and Impact Bond Fund. In such a case, the Sub-Adviser will take action that it believes to be advantageous to a Fund, including continuing to hold the downgraded securities.
Ratings, however, are general and are not absolute standards of quality. There is no guarantee that the ratings provided by ratings agencies will necessarily provide an accurate reflection of the credit quality of the securities they rate. Consequently, obligations with the same rating, maturity and interest rate may have different market prices. For a more complete discussion of ratings, see Appendix A to this SAI.
Cash Management. Each Fund may invest its uninvested cash in high-quality, short-term debt securities, which may include repurchase agreements and high-quality money market instruments, and also may invest its uninvested cash in the Money Market Fund. To the extent a Fund invests in a money market fund, it generally is not subject to the limits placed on investments in other investment companies. Generally, these securities offer less potential for gains than other types of securities.
Closed-End Funds and Other Pooled Investment Vehicles. The Impact Bond Fund and Impact Equity Fund may invest in other registered funds, including closed-end interval funds, and in funds that are exempt from registration as investment companies, such as similar pooled investment vehicles. These investments are illiquid and may be difficult to value. These funds will invest a large percentage, if not all, of their assets in securities or other assets that do not have readily ascertainable market prices, and may involve a substantial risk of loss. The portfolios of these funds may be highly concentrated and non-diversified. When private equity, private debt, private real estate or other assets that are not publicly traded are out of favor, the Fund may experience depressed values in these investments without an ability to dispose of the investment. The Impact Bond Fund and Impact Equity Fund are not afforded the protections of the 1940 Act when they invest in exempt pooled investment vehicles.
Collateralized Debt Obligations. The Bond Funds may invest in collateralized debt obligations (“CDOs”), which are securitized interests in pools of, generally non-mortgage, assets. Assets called collateral usually comprise loans or debt instruments. A CDO may be called a collateralized loan obligation (“CLO”) or collateralized bond obligation (“CBO”) if it holds only loans or bonds, respectively. Investors bear the credit risk of the collateral. Multiple tranches of securities are issued by the CDO, offering investors various maturity and credit risk characteristics. Tranches are categorized as senior, mezzanine and subordinated/equity, according to their degree of credit risk. If there are defaults or the CDO’s collateral otherwise underperforms, scheduled payments to senior tranches take precedence over those of mezzanine tranches, and scheduled payments to mezzanine tranches take precedence over those to subordinated/equity tranches. Senior and mezzanine tranches are typically rated, with the former receiving ratings of A to AAA/Aaa and the latter receiving ratings of B to BBB/Baa. The ratings reflect both the credit quality of underlying collateral as well as how much protection a given tranche is afforded by tranches that are subordinated to it.

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Despite the protection from the riskier tranches, senior CBO or CLO tranches can experience substantial losses due to actual defaults (including collateral default), the total loss of the riskier tranches due to losses in the collateral, market anticipation of defaults, fraud by the trust and the illiquidity of CBO or CLO securities.
The risks of an investment in a CDO largely depend on the type of underlying collateral securities and the tranche in which a Fund invests. Risks of CDOs include: (i) the possibility that distributions from collateral securities will be insufficient to make interest or other payments; (ii) the possibility that the quality of the collateral may decline in value or default; (iii) market and liquidity risks affecting the price of a structured finance investment, if required to be sold, at the time of sale; and (iv) if the particular structured product is invested in a security in which a Fund is also invested, this would tend to increase a Fund’s overall exposure to the credit of the issuer of such securities. In addition, due to the complex nature of a CDO, an investment in a CDO may not perform as expected.
Commercial Paper. The Select Funds may invest in commercial paper, which includes short-term unsecured promissory notes, variable rate demand notes and variable rate master demand notes issued by bank holding companies, corporations and financial institutions and similar instruments the interest on which is subject to federal income tax issued by government agencies and instrumentalities. A Select Fund will only invest in commercial paper to the extent consistent with its investment policies, including its policies regarding credit quality and ratings.
Convertible Securities. The Equity Funds, Bond Funds and Strategic Alternatives Fund may invest in convertible securities. Except for the Bond Funds, these Funds may invest in convertible securities of non-U.S. issuers. Convertible securities entitle the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible securities mature or are redeemed, converted or exchanged. Prior to conversion, convertible securities have characteristics similar to ordinary debt securities in that they normally provide a stable stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities rank senior to common stock in a corporation’s capital structure and therefore generally entail less risk than the corporation’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.
The value of convertible securities is a function of their investment value (determined by yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and their conversion value (their worth, at market value, if converted into the underlying common stock). The investment value of convertible securities is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline, and by the credit standing of the issuer and other factors. The conversion value of convertible securities is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible securities is governed principally by their investment value. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible securities will be increasingly influenced by their conversion value. In addition, convertible securities generally sell at a premium over their conversion value determined by the extent to which investors place value on the right to acquire the underlying common stock while holding fixed income securities.
Capital appreciation for a Fund may result from an improvement in the credit standing of an issuer whose securities are held in the Fund or from a general lowering of interest rates, or a combination of both. Conversely, a reduction in the credit standing of an issuer whose securities are held by a Fund or a general increase in interest rates may be expected to result in capital depreciation to the Fund.
In general, investments in lower quality convertible securities are subject to a significant risk of a change in the credit rating or financial condition of the issuing entity. Investments in convertible securities of medium or lower quality are also likely to be subject to greater market fluctuation and to greater risk of loss of income and principal due to default than investments of higher quality fixed income securities. Such lower quality securities
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generally tend to reflect short-term corporate and market developments to a greater extent than higher quality securities, which react more to fluctuations in the general level of interest rates. Additionally, investments by a Fund in convertible debt securities may be unrated; therefore, judgment may play a greater role in determining the credit risk or the default risk of an unrated convertible security. A Fund will generally reduce risk to the investor by diversification, credit analysis and attention to current developments in trends of both the economy and financial markets. However, while diversification reduces the effect on a Fund of any single investment, it does not reduce the overall risk of investing in lower quality securities.
The Defensive Market Strategies Fund may establish a “synthetic” convertible instrument by combining fixed income securities (which may be either convertible or non-convertible) with the right to acquire equity securities. In establishing a synthetic instrument, the Fund may pool a basket of fixed income securities and a basket of warrants or options that produce the economic characteristics similar to a convertible security.
Within each basket of fixed income securities and warrants or options, different companies may issue the fixed income and convertible components, which may be purchased separately and at different times.
More flexibility is possible in the assembly of a synthetic convertible instrument than in the purchase of a convertible security. Although synthetic convertible instruments may be selected where the two components are issued by a single issuer, the character of a synthetic convertible instrument allows the combination of components representing distinct issuers, when management believes that such a combination would better promote the Fund’s investment objectives. A synthetic convertible instrument also is a more flexible investment in that its two components may be purchased separately. For example, a Fund may purchase a warrant for inclusion in a synthetic convertible instrument but temporarily hold short-term investments while postponing the purchase of a corresponding bond pending development of more favorable market conditions.
A holder of a synthetic convertible instrument faces the risk of a decline in the price of the security or the level of the index involved in the convertible component, causing a decline in the value of the call option or warrant purchased to create the synthetic convertible instrument. Should the price of the stock fall below the exercise price and remain there throughout the exercise period, the entire amount paid for the call option or warrant would be lost. Because a synthetic convertible instrument includes the fixed income component as well, the holder of a synthetic convertible instrument also faces the risk that interest rates will rise, causing a decline in the value of the fixed income instrument.
The Defensive Market Strategies Fund may also purchase synthetic convertible instruments manufactured by other parties, including convertible structured notes. Convertible structured notes are fixed income debentures linked to equity, and are typically issued by investment banks. Convertible structured notes have the attributes of a convertible security; however, the investment bank that issued the convertible note assumes the credit risk associated with the investment, rather than the issuer of the underlying common stock into which the note is convertible.
Cybersecurity Risk. With the increased use of technologies such as the internet and the dependence on computer systems to perform necessary business functions, the Funds and their service providers may be more susceptible to operational and related risks through breaches in cybersecurity. A cybersecurity incident may refer to intentional or unintentional events that allow an unauthorized party to gain access to a Fund’s assets, customer data or proprietary information, or cause a Fund or a Fund’s service providers (including, but not limited to, the Adviser, distributor, fund accountant, custodian, transfer agent, Sub-Advisers and financial intermediaries) to suffer data corruption or lose operational functionality. A cybersecurity incident could, among other things, result in the loss or theft of customer data or the Funds, customers or employees being unable to access electronic systems (“denial of services”), loss or theft of proprietary information or corporate data, physical damage to a computer or network system or remediation costs associated with system repairs.
Any of these results could have a substantial adverse impact on a Fund and its shareholders. For example, if a cybersecurity incident results in a denial of service, Fund shareholders could lose access to their electronic

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accounts and be unable to buy or sell Fund shares for an unknown period of time, and employees could be unable to access electronic systems to perform critical duties for a Fund, such as trading, NAV calculation, shareholder accounting or fulfillment of Fund share purchases and redemptions. Cybersecurity incidents could cause a Fund or Fund service provider to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures or financial loss of a significant magnitude and could result in allegations that a Fund or Fund service provider violated privacy and other laws. Similar adverse consequences could result from cybersecurity incidents affecting issuers of securities in which a Fund invests, counterparties with which a Fund engages in transactions, governmental and other regulatory authorities, exchange and other financial market operators, banks, brokers, dealers, insurance companies and other financial institutions and other parties. Risk management systems and business continuity plans seek to reduce the risks associated with cybersecurity in the event there is a cybersecurity breach, but there are inherent limitations in these systems and plans, including the possibility that certain risks may not have been identified, in large part because different or unknown threats may emerge in the future. Furthermore, a Fund does not control the cybersecurity systems and plans of the issuers of securities in which a Fund invests or the Fund’s third-party service providers or trading counterparties or any other service providers whose operations may affect a Fund or its shareholders.
Depositary Arrangements. Each Select Fund may invest in American Depositary Receipts (“ADRs”) and regular shares of foreign companies traded and settled on U.S. exchanges and OTC markets. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying foreign securities. ADRs are denominated in U.S. dollars. They are publicly traded on exchanges or OTC in the United States.
A Fund may invest in both sponsored and unsponsored ADR programs. There are certain risks associated with investments in unsponsored ADR programs. Because the non-U.S. securities issuer does not actively participate in the creation of the ADR program, the underlying agreement for service and payment will be between the depositary and the shareholder. The company issuing the stock underlying the ADR pays nothing to establish the unsponsored facility because fees for ADR issuance and cancellation are paid by brokers. Investors directly bear the expenses associated with certificate transfer, custody and dividend payment.
In an unsponsored ADR program, there may also be several depositaries with no defined legal obligations to the non-U.S. company. The duplicate depositaries may lead to marketplace confusion because there would be no central source of information for buyers, sellers and intermediaries. The efficiency of centralization gained in a sponsored program can greatly reduce the delays in delivery of dividends and annual reports.
Investments in ADRs involve certain risks not typically involved in purely domestic investments. These risks are set forth in the section entitled “Foreign Securities and Obligations” in this SAI.
The Impact Equity Fund, International Equity Index Fund, International Equity Fund and Emerging Markets Equity Fund may also invest in European Depositary Receipts (“EDRs”), International Depositary Receipts (“IDRs”) and Global Depositary Receipts (“GDRs”). These are receipts issued by a non-U.S. financial institution evidencing ownership of underlying foreign or U.S. securities and are usually denominated in foreign currencies. They may not be denominated in the same currency as the securities they represent. Generally, EDRs, GDRs and IDRs are designed for use in the foreign securities markets. Investments in EDRs, GDRs and IDRs involve certain risks not typically involved in purely domestic investments, including currency exchange risk. These risks are set forth in the section entitled “Foreign Securities and Obligations” in this SAI.
The Impact Equity Fund, International Equity Index Fund, International Equity Fund and Emerging Markets Equity Fund may also invest in other forms of depositary receipts that are certificates issued by non-U.S. institutions evidencing ownership of underlying foreign securities, including non-voting depositary receipts (“NVDRs”). Such depositary receipts may or may not be traded in a secondary market, and, as is the case with the NVDRs, might only be redeemable by the issuer. Investments in these depositary receipts may provide economic exposure to the underlying security, but may be less liquid and more volatile than the underlying securities, which may be issued by companies in emerging markets. In addition, investments in these depositary receipts are subject to many of the same risks associated with investing directly in foreign securities. These risks
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are set forth in the section entitled “Foreign Securities and Obligations” in this SAI. Investments in these depositary receipts, particularly NVDRs, may not entitle the holders to vote the underlying shares.
Dollar Rolls. The Select Funds may enter into dollar roll transactions, pursuant to which they sell a mortgage-backed TBA (“to be announced”) or security and simultaneously purchase a similar, but not identical, TBA with the same issuer, rate and terms. The Funds may execute a “roll” to obtain better underlying mortgage securities or to increase yield. The Funds account for dollar roll transactions as purchases and sales, which has the effect of increasing their portfolio turnover rates. Risks associated with dollar rolls are that actual mortgages received by the Funds may be less favorable than those anticipated or that counterparties may fail to perform under the terms of the contracts. For additional information, see the section entitled “Mortgage Dollar Rolls” in this SAI.
Faith-based Investing. In accordance with the Adviser’s Christian values, the Funds do not invest in any company that is publicly recognized (as determined by GuideStone Financial Resources) for offering products or services that are incompatible with the Christian values of GuideStone Financial Resources, including, but not limited to, those involving abortion, sexual immorality, alcohol, tobacco or gambling. The Adviser receives and analyzes information from multiple sources (including through various third-party screening platforms, news sources and feeds, the Bible and company websites and financial disclosures) on the products and services of companies in the Fund’s investment universe and utilizes this information to determine which companies should be prohibited for investment by it or a Sub-Adviser. Faith-based investing, in accordance with the GuideStone Financial Resources stated policy, is an integral part of the investment program of the Trust. The implementation of the Funds’ faith-based investment guidelines is overseen by members of the Adviser’s executive and senior management team.
It is important to understand that in certain cases it may be more difficult to implement the Funds’ faith-based investment guidelines. Faith-based investing outside the United States is often more challenging due to a vastly larger universe of securities and varying laws and regulations governing disclosure requirements. Generally, there is less information available to the public about the business activities and practices of foreign companies. As a result, it is more difficult to effectively apply investing guidelines abroad than it is in the United States. In addition, it can be more difficult to implement the Funds’ faith-based investment guidelines with respect to portfolios that are managed using quantitative investment management processes. The Adviser consistently evaluates portfolios for companies that violate the guidelines and places these companies on a restricted list as it becomes aware of them. There is also the possibility that a company held by a Fund may subsequently become involved in products, services or activities, through a corporate acquisition or change of business strategy, that causes the company to become inconsistent with the Trust’s faith-based investment guidelines. Accordingly, there is the risk that, from time to time, securities acquired by a Fund subsequently will be determined to be inconsistent with the Trust’s faith-based investment guidelines. When a Fund becomes aware that it has invested in such a security, the Fund will seek to eliminate the position as soon as reasonably possible, which could result in a loss or gain to the Fund.
Foreign Currency
Foreign Currency — Generally. The Select Funds (other than the Money Market Fund) may invest in securities denominated in foreign currencies. As part of the cash overlay program, the Funds (other than the Money Market Fund) may also utilize foreign currency futures contracts, which are discussed in this section. The performance of investments in securities and obligations denominated in a foreign currency will be impacted by the strength of the foreign currency against the U.S. dollar and the interest rate environment in the country issuing the currency. Currency exchange rates may fluctuate based on factors extrinsic to that country’s economy. Absent other events that could otherwise affect the value of a foreign security or obligation (such as a change in the political climate or an issuer’s credit quality), appreciation in the value of the foreign currency generally can be expected to increase the value of a foreign currency-denominated security or obligation in terms of U.S. dollars. A decline in the value of the foreign currency relative to the U.S. dollar generally can be expected to depress the value of a foreign currency-denominated security or obligation.

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Although the Bond Funds, Equity Funds and Strategic Alternatives Fund may invest in securities and obligations denominated in foreign currencies as discussed herein, their portfolio securities and other assets are valued in U.S. dollars. Currency exchange rates may fluctuate significantly over short periods of time causing, together with other factors, a Fund’s NAV to fluctuate as well. Currency exchange rates can be affected unpredictably by the intervention or the failure to intervene by U.S. or foreign governments, or central banks. They can also be affected by currency controls, or by political developments in the United States or abroad. To the extent a Fund’s total assets, adjusted to reflect its net position after giving effect to currency transactions, are denominated in the currencies of foreign countries, the Fund will be more susceptible to the risk of adverse economic and political developments within those countries. In addition, through the use of forward currency exchange contracts and other currency instruments as described below, the net currency positions of the Funds may expose them to risks independent of their securities positions. To the extent a Fund is fully invested in foreign securities while also maintaining currency positions, it may be exposed to greater risk than it would have if it did not maintain the currency positions. The Funds are also subject to the possible imposition of exchange control regulations or freezes on the convertibility of currency.
Foreign Currency — Forward Currency Exchange Contracts. The Bond Funds, Strategic Alternatives Fund, Defensive Market Strategies Fund, Impact Equity Fund, Value Equity Fund, International Equity Index Fund, International Equity Fund and Emerging Markets Equity Fund may enter into forward currency exchange contracts in order to hedge to the U.S. dollar and to hedge one foreign currency against changes in exchange rates for a different foreign currency. Each of these Funds, except the Small Cap Equity Fund, may also use forward currency exchange contracts for non-hedging purposes, even if it does not own securities denominated in that currency. Forward currency exchange contracts represent an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. This allows a Fund to establish a rate of exchange for a future point in time.
When one of these Funds owns securities denominated in a foreign currency that the Sub-Adviser anticipates may decline substantially relative to the U.S. dollar or other leading currencies, the Fund may attempt to reduce this currency risk by entering into a forward currency exchange contract to sell, for a fixed amount, an amount of the foreign currency approximating the value of some or all of the Fund’s securities denominated in that foreign currency. When a Fund creates a short position in a foreign currency, it may enter into a forward contract to buy, for a fixed amount, an amount of foreign currency approximating the short position.
In addition, when entering into a contract for the purchase or sale of a security, one of these Funds may enter into a forward currency exchange contract for the amount of the purchase or sale price. This protects the Fund against variations, between the date the security is purchased or sold and the date on which payment is made or received, in the value of the foreign currency relative to the U.S. dollar or other foreign currency.
Portfolio securities hedged by forward currency exchange contracts are still subject to fluctuations in market value. In addition, it will not generally be possible to match precisely the amount covered by a forward currency exchange contract. Additionally, the value of the securities involved will fluctuate based on market movements after the contract is entered into. Such imperfect correlation may cause a Fund to sustain losses that will prevent it from achieving a complete hedge or expose it to risk of foreign exchange loss. While forward currency exchange contracts may protect a Fund from losses resulting from movements in exchange rates adverse to the Fund’s position, they may also limit potential gains that result from beneficial changes in the value of such currency. A Fund will also incur costs in connection with forward currency exchange contracts and conversions of foreign currencies and U.S. dollars.
Forward contracts in which a Fund may engage also include non-deliverable forwards (“NDFs”). NDFs are cash-settled, short-term forward contracts on foreign currencies (each a “Reference Currency”) that are non-convertible and that may be thinly traded or illiquid. NDFs are classified as swaps and regulated as such under the Dodd-Frank Wall Street Reform and Consumer Protection Act (“Dodd-Frank Act”). NDFs involve an obligation to pay an amount (the “Settlement Amount”) equal to the difference between the prevailing market exchange rate for the Reference Currency and the agreed upon exchange rate (the “NDF Rate”), with respect to an agreed notional
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amount. NDFs have a fixing date and a settlement (delivery) date. The fixing date is the date and time at which the difference between the prevailing market exchange rate and the agreed upon exchange rate is calculated. The settlement (delivery) date is the date by which the payment of the Settlement Amount is due to the party receiving payment.
Although NDFs are similar to foreign exchange forwards, NDFs do not require physical delivery of the Reference Currency on the settlement date. Rather, on the settlement date, the only transfer between the counterparties is the monetary settlement amount representing the difference between the NDF Rate and the prevailing market exchange rate. NDFs typically may have terms from one month up to two years and are settled in U.S. dollars.
NDFs are subject to many of the risks associated with derivatives in general and forward currency transactions, including risks associated with fluctuations in foreign currency and the risk that the counterparty will fail to fulfill its obligations. Although NDFs historically have been traded OTC, in the future, pursuant to the Dodd-Frank Act, they may be exchange-traded. Under such circumstances, they will be centrally cleared and a secondary market for them will exist. With respect to NDFs that are centrally-cleared, while central clearing is intended to decrease counterparty risk, an investor could lose margin payments it has deposited with the clearing organization as well as the net amount of gains not yet paid by the clearing organization if the clearing organization breaches its obligations under the NDF, becomes insolvent or goes into bankruptcy. In the event of bankruptcy of the clearing organization, the investor may be entitled to the net amount of gains the investor is entitled to receive plus the return of margin owed to it only in proportion to the amount received by the clearing organization’s other customers, potentially resulting in losses to the investor. Even if some NDFs remain traded OTC, they will be subject to margin requirements for uncleared swaps and counterparty risk common to other swaps. For more information about the risks associated with utilizing swaps, please see the section entitled “Swaps — Generally” in this SAI.
Foreign Currency — Currency Futures Contracts and Related Options Transactions. The Bond Funds, Strategic Alternatives Fund, Defensive Market Strategies Fund, Impact Equity Fund and Emerging Markets Equity Fund may also engage in futures contracts on foreign currencies and related options transactions, for the same purposes that they are permitted to use forward currency exchange contracts. A currency futures contract is a standardized contract for the future delivery of a specified amount of currency at a future date at a price set at the time of the contract. These Funds may enter into currency futures contracts traded on regulated commodity exchanges, including non-U.S. exchanges. These Funds may either accept or make delivery of the currency specified at the maturity of a futures contract or, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market, which may not always be available. Buyers and sellers of currency futures and options thereon are subject to the same risks that apply to the use of futures generally. These risks are set forth in the section entitled “Futures and Options on Futures” in this SAI.
Foreign Currency — Currency Options. The Bond Funds, Strategic Alternatives Fund, Defensive Market Strategies Fund, Impact Equity Fund, Global Real Estate Securities Fund, International Equity Index Fund, International Equity Fund and Emerging Markets Equity Fund may also write covered put and covered call options and purchase put and call options on foreign currencies, for the same purposes that they are permitted to use forward currency exchange contracts. These Funds will write or purchase currency options that are traded on U.S. or foreign exchanges or OTC.
A call option written by a Fund obligates it to sell specified currency to the holder of the option at a specified price at any time before the expiration date. A put option written by a Fund obligates it to purchase specified currency from the option holder at a specified time before the expiration date. The writing of currency options involves the risk that a Fund may be required to sell the specified currency (subject to a call) at a price that is less than the currency’s market value or to purchase the specified currency (subject to a put) at a price that exceeds the currency’s market value. The use of currency options is subject to the same risks that apply to options generally. These risks are set forth in the section entitled “Futures and Options on Futures” in this SAI.

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The purchase of a call option would entitle a Fund to purchase specified currency at a specified price during the option period. A Fund would ordinarily realize a gain if, during the option period, the value of the currency exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise, a Fund would realize either no gain or a loss on the purchase of the call option. A Fund may forfeit the entire amount of the premium plus related transaction costs if exchange rates move in a manner adverse to the Fund’s position.
One of these Funds may, for example, purchase put options in anticipation of a decline in the dollar value of currency in which securities in its portfolio are denominated. The purchase of a put option would entitle a Fund to sell a specific currency at a specified price during the option period. This is meant to offset or hedge against a decline in the dollar value of such portfolio securities due to currency exchange rate fluctuations. A Fund would ordinarily realize a gain if, during the option period, the value of the underlying currency decreased below the exercise price sufficiently to more than cover the premium and transaction costs; otherwise, a Fund would realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of the underlying currency.
Foreign Currency — TBAs. The Bond Funds may enter into to-be-announced purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days (“TBAs”). As with other delayed delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms. TBAs may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. This risk is in addition to the risk of decline in each Fund’s other assets. Unsettled TBAs are valued at the current market value of the underlying portfolio securities, according to the procedures described in the section entitled “Valuation of Shares” in this SAI.
Foreign Securities and Obligations. The Equity Funds and Strategic Alternatives Fund may invest in ADRs and regular shares of foreign companies traded and settled on U.S. and foreign exchanges and OTC markets. The International Equity Index Fund, International Equity Fund and Emerging Markets Equity Fund invest primarily in the securities of foreign issuers. In addition, the Bond Funds, Strategic Alternatives Fund, Defensive Market Strategies Fund, International Equity Fund and Emerging Markets Equity Fund may invest a portion of their assets in debt obligations issued by foreign issuers, including obligations not traded and settled on U.S. exchanges and OTC markets. These obligations may be issued by supranational entities, including international organizations, designed or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies.
Investment in foreign securities and obligations involves special risks. These include market risk, interest rate risk and the risks of investing in securities of foreign issuers and of companies whose securities are principally traded outside the United States and in investments denominated in foreign currencies. Market risk involves the possibility that stock prices will decline over short or even extended periods. The stock markets tend to be cyclical, with periods of generally rising prices and periods of generally declining prices. These cycles will affect the value of a Fund’s investment in foreign stocks. The holdings of a Fund’s investments in fixed income securities will be sensitive to changes in interest rates and the interest rate environment. Generally, the prices of bonds and debt securities fluctuate inversely with interest rate changes.
Foreign investments also involve risks associated with the level of currency exchange rates, less complete financial information about the issuers, less market liquidity, more market volatility and political instability.
Future political and economic developments, the possible imposition of withholding taxes on dividend and interest income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls or the adoption of other governmental restrictions might adversely affect an investment in foreign securities or obligations. Additionally, foreign banks and foreign branches of domestic banks are subject to less stringent reserve requirements and to different accounting, auditing and recordkeeping requirements. For a discussion of risks and instruments related to foreign currency, see the section entitled “Foreign Currency” in this SAI.
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Investment in foreign securities and obligations may involve higher costs than investment in U.S. securities and obligations. Investors should understand that the expense ratios of the Impact Equity Fund, International Equity Index Fund, International Equity Fund and Emerging Markets Equity Fund generally can be expected to be higher than those of Funds investing primarily in domestic securities. The costs attributable to investing abroad are usually higher for several reasons, such as the higher cost of investment research, higher costs of custody of foreign securities, higher commissions paid on comparable transactions in foreign markets, costs arising from delays in settlements of transactions and the imposition of withholding taxes by foreign governments on dividends and interest payable on a Fund’s foreign portfolio securities. To the extent those taxes are not offset by credits or deductions allowed to investors under the federal income tax law (such as a Fund’s pass-through to its shareholders of foreign taxes it pays — see “Taxation — General” in this SAI), they may reduce the net return to the shareholders.
The Bond Funds, Strategic Alternatives Fund, Defensive Market Strategies Fund, International Equity Fund and Emerging Markets Equity Fund may invest in foreign debt, including the securities of foreign governments and foreign corporations. Several risks exist concerning such investments, including the risk that foreign issuers may default on their obligations, may not respect the integrity of such debt, may attempt to renegotiate the debt at a lower rate and may not honor investments by U.S. entities or citizens.
To the extent consistent with their investment objectives, these Funds may also invest in obligations of the International Bank for Reconstruction and Development (also known as the World Bank), which are supported by subscribed, but unpaid, commitments of its member countries. There is no assurance that these commitments will be undertaken or complied with in the future.
In addition, the Bond Funds, Strategic Alternatives Fund, Defensive Market Strategies Fund, Impact Equity Fund, Global Real Estate Securities Fund, International Equity Fund and Emerging Markets Equity Fund may invest their assets in countries with emerging economies or securities markets. These countries are primarily located in the Asia-Pacific region, Eastern Europe, Latin and South America and Africa. Political and economic structures in many of these countries may be undergoing significant evolution and rapid development, and these countries may lack the social, political and economic stability characteristics of more developed countries. Some of these countries may have in the past failed to recognize private property rights and may have at times nationalized or expropriated the assets of private companies. In general, the securities markets of these countries are less liquid, subject to greater price volatility, have smaller market capitalizations and have problems with securities registration and custody. As a result, the risks presented by investments in these countries are heightened. Additionally, settlement procedures in emerging countries are frequently less developed and less reliable than those in the United States and may involve a Fund’s delivery of securities before receipt of payment for their sale. Settlement or registration problems may make it more difficult for a Fund to value its portfolio securities. They also could cause a Fund to miss attractive investment opportunities, to have a portion of its assets uninvested, to incur losses due to the failure of a counterparty to pay for securities the Fund has delivered or to incur losses due to the Fund’s inability to complete a contractual obligation to deliver securities. In addition, frontier countries generally have smaller economies and/or less developed capital markets than traditional emerging markets, and may be more politically instable, and as a result, the risks of investing in emerging markets countries are magnified in frontier countries.
More specific disclosure related to investments in certain countries or geographic regions is provided below:
Asia-Pacific Countries. In addition to the risks associated with foreign and emerging markets, the developing market Asia-Pacific countries in which a Fund may invest are subject to certain additional or specific risks. A Fund may make substantial investments in Asia-Pacific countries. In the Asia-Pacific markets, there is a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries. Many of these markets also may be affected by developments with respect to more established markets in the region, such as Japan and Hong Kong. Brokers in developing market Asia-Pacific countries typically are fewer in number and less well-capitalized than brokers in the United States. These factors, combined with the U.S. regulatory

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requirements for open-end investment companies and the restrictions on foreign investment, result in potentially fewer investment opportunities for a Fund and may have an adverse impact on the Fund’s investment performance.
Many of the developing market Asia-Pacific countries may be subject to a greater degree of economic, political and social instability than is the case in the United States and Western European countries. Such instability may result from, among other things: (i) authoritarian governments or military involvement in political and economic decision-making, including changes in government through extra-constitutional means; (ii) popular unrest associated with demands for improved political, economic and social conditions; (iii) internal insurgencies; (iv) hostile relations with neighboring countries; and/or (v) ethnic, religious and racial disaffection. In addition, the governments of many of such countries, such as Indonesia, have a heavy role in regulating and supervising the economy.
An additional risk common to most such countries is that the economy is heavily export-oriented and, accordingly, is dependent upon international trade, which could be negatively impacted during a synchronized slowdown in global economic activity. The existence of overburdened infrastructure and obsolete financial systems also present risks in certain countries, as do environmental problems. Certain economies also depend to a significant degree upon exports of primary commodities and, therefore, are vulnerable to changes in commodity prices that, in turn, may be affected by a variety of factors. The legal systems in certain developing market Asia-Pacific countries also may have an adverse impact on a Fund. For example, while the potential liability of a shareholder in a U.S. corporation with respect to acts of the corporation is generally limited to the amount of the shareholder’s investment, the notion of limited liability is less clear in certain emerging market Asia-Pacific countries. Similarly, the rights of investors in developing market Asia-Pacific companies may be more limited than those of shareholders of U.S. corporations. It may be difficult or impossible to obtain and/or enforce a judgment in a developing market Asia-Pacific country.
Governments of many developing market Asia-Pacific countries have exercised and continue to exercise substantial influence over many aspects of the private sector. In certain cases, the government owns or controls many companies, including the largest in the country. Accordingly, government actions in the future could have a significant effect on economic conditions in developing market Asia-Pacific countries, which could affect private sector companies, as well as the value of securities in a Fund’s portfolio. In addition, economic statistics of developing market Asia-Pacific countries may be less reliable than economic statistics of more developed nations.
It is possible that developing market Asia-Pacific issuers may not be subject to the same accounting, auditing and financial reporting standards as U.S. companies. Inflation accounting rules in some developing market Asia-Pacific countries require companies that keep accounting records in the local currency, for both tax and accounting purposes, to restate certain assets and liabilities on the company’s balance sheet in order to express items in terms of currency of constant purchasing power. Inflation accounting may indirectly generate losses or profits for certain developing market Asia-Pacific companies. In addition, satisfactory custodial services for investment securities may not be available in some developing Asia-Pacific countries, which may result in a Fund incurring additional costs and delays in providing transportation and custody services for such securities outside such countries.
Certain developing Asia-Pacific countries are especially large debtors to commercial banks and foreign governments. Fund management may determine that, notwithstanding otherwise favorable investment criteria, it may not be practicable or appropriate to invest in a particular developing Asia-Pacific country. A Fund may invest in countries in which foreign investors, including management of the Fund, have had no or limited prior experience.
Brazil. Investing in Brazil involves certain considerations not typically associated with investing in the United States. Additional considerations include: (i) investment and repatriation controls, which could affect a Fund’s ability to operate and to qualify for the favorable tax treatment afforded to regulated investment companies for U.S. federal income tax purposes; (ii) fluctuations in the rate of exchange between the Brazilian real and the U.S.
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dollar; (iii) the generally greater price volatility and lesser liquidity that characterize Brazilian securities markets, as compared with U.S. markets; (iv) the effect that balance of trade could have on Brazilian economic stability and the Brazilian government’s economic policy; (v) potentially high rates of inflation, a rising unemployment rate and a high level of debt, each of which may hinder economic growth; (vi) governmental involvement in and influence on the private sector; (vii) Brazilian accounting, auditing and financial standards and requirements, which differ from those in the United States; (viii) political and other considerations, including changes in applicable Brazilian tax laws; and (ix) restrictions on investments by foreigners. In addition, commodities, such as oil, gas and minerals, represent a significant percentage of Brazil’s exports, and therefore, its economy is particularly sensitive to fluctuations in commodity prices. Additionally, an investment in Brazil is subject to certain risks stemming from political and economic corruption. For example, the Brazilian Federal Police conducted a criminal investigation into corruption allegations, known as Operation Car Wash, which led to charges against high level politicians and corporate executives and resulted in substantial fines for some of Brazil’s largest companies. This had a widespread political and economic impact and may continue to affect negatively the country and the reputation of Brazilian companies connected with the investigation, and therefore, the trading price of securities issued by those companies.
China. Investing in China involves special considerations not typically associated with investing in countries with more democratic governments or more established economies or currency markets. These risks include: (i) the risk of nationalization or expropriation of assets or confiscatory taxation; (ii) greater governmental involvement in and control over the economy, interest rates and currency exchange rates; (iii) controls on foreign investment and limitations on repatriation of invested capital; (iv) greater social, economic and political uncertainty (including the risk of war); (v) dependency on exports and the corresponding importance of international trade; (vi) currency exchange rate fluctuations; and (vii) the risk that certain companies in which a Fund may invest may have dealings with countries subject to sanctions or embargoes imposed by the U.S. government or identified as state sponsors of terrorism. Additionally, China is alleged to have participated in state-sponsored cyberattacks against foreign companies and foreign governments. Actual and threatened responses to such activity and strained international relations, including purchasing restrictions, sanctions, tariffs or cyberattacks on the Chinese government or Chinese companies, may impact China’s economy and Chinese issuers of securities in which a Fund invests.
Investments in China (including Hong Kong) are also subject to the risk of escalating tensions and deteriorating relations with the United States, as economic and strategic competition between the United States and China intensifies, which could result in further tariffs, trade restrictions, sanctions or other actions that adversely impact the value of such investments. Pursuant to Executive Order 13873, “Executive Order on Securing the Information and Communications Technology and Services Supply Chain” (May 15, 2019), the U.S. Department of Commerce promulgated an interim rule designating, solely for the purposes of Executive Order 13873, The People's Republic of China (“PRC”) (including Hong Kong), as a foreign adversary of the United States. The U.S. Department of Commerce subsequently issued a final rule effective July 18, 2024, designating the PRC (including Hong Kong) as a foreign adversary. The regulations established procedures for the review of certain transactions involving information and communications technology and services designed, developed, manufactured or supplied by persons owned by, controlled by or subject to the jurisdiction or direction of a foreign adversary and which pose or may pose undue or unacceptable risks to the United States or U.S. persons. A reduction in spending on Chinese products and services, supply chain diversification or the institution of additional sanctions, tariffs or other trade barriers, including as a result of heightened trade tensions between China and the United States, may also have an adverse impact on the Chinese economy. In addition, the United States or other governments may from time to time impose restrictions on investments in certain Chinese companies or industries or impose commercial or trade restrictions (but not restrict investments by investors) on certain Chinese companies due to national security, human rights or other concerns, each of which may negatively impact the Chinese economy generally or specific Chinese companies or industries.
The government of China maintains strict currency controls in support of economic, trade and political objectives and regularly intervenes in the currency market. The government’s actions in this respect may not be transparent or predictable. As a result, the value of the yuan, and the value of securities designed to provide exposure to the

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yuan, can change quickly and arbitrarily. Furthermore, it is difficult for foreign investors to directly access money market securities in China because of investment and trading restrictions. While the economy of China has enjoyed substantial economic growth in recent years, there can be no guarantee this growth will continue. These and other factors may decrease the value and liquidity of a Fund’s investments. Recently, the United States and China have announced that each country would impose certain tariffs on exports from the other country. Though the impact and duration of such tariffs is uncertain the imposition of tariffs by either country may negatively affect each country’s economy and the U.S. and foreign markets and may negatively affect a Fund’s investment.
Any difficulties of the Public Company Accounting Oversight Board (“PCAOB”) to inspect audit work papers and practices of PCAOB-registered accounting firms in China with respect to their audit work of U.S. reporting companies may impose significant additional risks associated with investments in China. Under amendments to the Sarbanes-Oxley Act enacted in December 2020, which requires that the PCAOB be permitted to inspect the accounting firm of a U.S.-listed Chinese issuer, Chinese companies with securities listed on U.S. exchanges may be delisted if the PCAOB is unable to inspect the accounting firm.
China A-Shares are equity securities of companies based in mainland China that trade on Chinese stock exchanges such as the Shanghai Stock Exchange (“SSE”) and the Shenzhen Stock Exchange (“SZSE”) (“A-Shares”). Foreign investment in A-Shares on the SSE and SZSE is historically not permitted other than through a license granted under regulations in the PRC known as the Qualified Foreign Institutional Investor (“QFII”) and Renminbi Qualified Foreign Institutional Investor (“RQFII”) systems. Each license permits investment in A-Shares only up to a specified quota.
Because restrictions continue to exist and capital therefore cannot flow freely into and out of the A-Share market, it is possible that in the event of a market disruption, the liquidity of the A-Share market and trading prices of A-Shares could be more severely affected than the liquidity and trading prices of markets where securities are freely tradable and capital therefore flows more freely. A Fund cannot predict the nature or duration of such a market disruption or the impact that it may have on the A-Share market and the short-term and long-term prospects of its investments in the A-Share market. In the event that a Fund invests in A-Shares directly, a Fund may incur significant losses, or may not be able fully to implement or pursue its investment objectives or strategies, due to investment restrictions on RQFIIs and QFIIs, illiquidity of the Chinese securities markets or delay or disruption in execution or settlement of trades. A-Shares may become subject to frequent and widespread trading halts.
The Chinese government has in the past taken actions that benefitted holders of A-Shares. As A-Shares become more available to foreign investors, such as a Fund, the Chinese government may be less likely to take action that would benefit holders of A-Shares. In addition, there is no guarantee that an A-Shares quota will be sufficient for a Fund’s intended scope of investment.
The regulations which apply to investments by RQFIIs and QFIIs, including the repatriation of capital, are relatively new. The application and interpretation of such regulations are therefore relatively untested. In addition, there is little precedent or certainty evidencing how such discretion may be exercised now or in the future, and even if there were precedent, it may provide little guidance as PRC authorities would likely continue to have broad discretion.
Investment in eligible A-Shares listed and traded on the SSE is now permitted through the Stock Connect program. Stock Connect is a securities trading and clearing program established by Hong Kong Securities Clearing Company Limited, the SSE and Chinese Securities Depositary and Clearing Corporation that aims to provide mutual stock market access between China and Hong Kong by permitting investors to trade and settle shares on each market through their local exchanges. Certain Funds may invest in other investment companies that invest in A-Shares through Stock Connect or on such other stock exchanges in China which participate in Stock Connect from time to time. Under Stock Connect, a Fund’s trading of eligible A-Shares listed on the SSE would be effectuated through its Hong Kong broker.
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Although no individual investment quotas or licensing requirements apply to investors in Stock Connect, trading through Stock Connect’s Northbound Trading Link is subject to aggregate and daily investment quota limitations that require that buy orders for A-Shares be rejected once the remaining balance of the relevant quota drops to zero or the daily quota is exceeded (although a Fund will be permitted to sell A-Shares regardless of the quota balance). These limitations may restrict a Fund from investing in A-Shares on a timely basis, which could affect a Fund’s ability to effectively pursue its investment strategy. Investment quotas are also subject to change. Investment in eligible A-Shares through Stock Connect is subject to trading, clearance and settlement procedures that could pose risks to a Fund. A-Shares purchased through Stock Connect generally may not be sold or otherwise transferred other than through Stock Connect in accordance with applicable rules. In addition, Stock Connect will only operate on days when both the Chinese and Hong Kong markets are open for trading and when banks in both markets are open on the corresponding settlement days. Therefore, an investment in A-Shares through Stock Connect may subject a Fund to a risk of price fluctuations on days where the Chinese market is open, but Stock Connect is not trading.
In addition, renminbi (“RMB”)-denominated bonds issued in the PRC by Chinese credit, government and quasi-governmental issuers (“RMB Bonds”) are available on the China interbank bond market (“CIBM”) to eligible foreign investors through the CIBM Direct Access Program and through the “Mutual Bond Market Access between Mainland China and Hong Kong” (“Bond Connect”) program. Investments in bonds through either program will be subject to a number of additional risks and restrictions that may affect a Fund’s investments and returns.
The Bond Connect program and the CIBM Direct Access Program are relatively new. Laws, rules, regulations, policies, notices, circulars or guidelines relating to the programs as published or applied by the relevant authorities of the PRC are untested and are subject to change from time to time. There can be no assurance that the Bond Connect program and/or the CIBM Direct Access Program will not be restricted, suspended or abolished. If such event occurs, a Fund’s ability to invest in the CIBM through the CIBM Direct Access Program will be adversely affected.
Under the prevailing PRC regulations, eligible foreign investors who wish to participate in the Bond Connect program may do so through an offshore custody agent, registration agent or other third parties (as the case may be), who would be responsible for making the relevant filings and account opening with the relevant authorities. A Fund is therefore subject to the risk of default or errors on the part of such agents.
Under the prevailing PRC regulations, eligible foreign institutional investors who wish to invest directly in the CIBM through the CIBM Direct Access Program may do so through an onshore settlement agent, who would be responsible for making the relevant filings and account opening with the relevant authorities. A Fund is therefore subject to the risk of default or errors on the part of such agent.
Trading through the Bond Connect program is performed through newly developed trading platforms and operational systems. There is no assurance that such systems will function properly (in particular, under extreme market conditions) or will continue to be adapted to changes and developments in the market. In addition, where a Fund invests in the CIBM through the Bond Connect program, it may be subject to risks of delays inherent in order placing and/or settlement.
The Central Moneymarkets Unit of the Hong Kong Monetary Authority (“HKMA”) is the “nominee holder” of the bonds acquired by a Fund through the Bond Connect program. Whilst the relevant authorities of the PRC have expressly stated that Bond Connect investors will enjoy the rights and interests of the bonds acquired through the Bond Connect program in accordance with applicable laws, the exercise and the enforcement of beneficial ownership rights over such bonds in the courts in China is yet to be tested. In addition, in the event that the nominee holder (i.e., the HKMA) becomes insolvent, such bonds may form part of the pool of assets of the nominee holder available for distribution to its creditors, and a Fund, as a beneficial owner, may have no rights whatsoever in respect thereof.

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Investing in RMB Bonds involves additional risks, including, but not limited to, the fact that the economy of China differs, often unfavorably, from the U.S. economy, including, among other things, currency revaluation, structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment, among others.
The RMB is currently not a freely convertible currency. The Chinese government places strict regulation on the RMB and sets the value of the RMB to levels dependent on the value of the U.S. dollar. The Chinese government’s imposition of restrictions on the repatriation of RMB out of mainland China may limit the depth of the offshore RMB market and reduce the liquidity of a Fund’s investments.
On June 3, 2021, former President Biden issued an executive order (the "Executive Order") prohibiting U.S. persons from purchasing or selling publicly traded securities (including publicly traded securities that are derivative of, or are designed to provide exposure to, such securities) of any Chinese company identified as a Chinese Military Industrial Complex Company (“CMIC”). The Executive Order superseded a prior similar order from then-President Trump. A number of Chinese issuers have been designated under this program and more could be added. Certain implementation matters related to the scope of, and compliance with, the Executive Order have not yet been resolved, and the ultimate application and enforcement of the Executive Order may change. As a result, the Executive Order and related guidance may significantly reduce the liquidity of such securities, force a Fund to sell certain positions at inopportune times or for unfavorable prices and restrict future investments by the Funds.
Developing and Emerging Markets. Emerging and developing markets abroad may offer special opportunities for investing, but may have greater risks than more developed foreign markets, such as those in Europe, Canada, Australia, New Zealand and Japan. There may be even less liquidity in their securities markets, and settlements of purchases and sales of securities may be subject to additional delays. They are subject to greater risks of limitations on the repatriation of income and profits because of currency restrictions imposed by local governments. Those countries may also be subject to the risk of greater political and economic instability, which can greatly affect the volatility of prices of securities in those countries.
Investing in emerging markets securities imposes risks different from, or greater than, risks of investing in foreign developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales; future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies. The currencies of emerging markets countries may experience significant declines against the U.S. dollar. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging markets countries. Additional risks of emerging markets securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, emerging markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions.
Europe. Investing in European countries may impose economic and political risks associated with Europe in general and the specific European countries in which it invests. The economies and markets of European countries are often closely connected and interdependent, and events in one European country can have an adverse impact on other European countries. European Union (“EU”) member countries are required to comply with restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls, each of which may significantly affect every country in Europe. Decreasing imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro (the common currency of certain EU countries), the default or threat of default by an EU member country on its sovereign debt and/or an economic recession in an
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EU member country may have a significant adverse effect on the economies of EU member countries and their trading partners, including some or all of the emerging markets materials sector countries. Although certain European countries do not use the euro, many of these countries are obliged to meet the criteria for joining the eurozone. Consequently, these countries must comply with many of the restrictions noted above. The European financial markets have experienced volatility and adverse trends in recent years due to concerns about economic downturns, rising government debt levels and the possible default of government debt in several European countries, including Greece, Ireland, Italy, Portugal and Spain. In order to prevent further economic deterioration, certain countries, without prior warning, can institute “capital controls.” Countries may use these controls to restrict volatile movements of capital entering and exiting their country. Such controls may negatively affect a Fund’s investments. A default or debt restructuring by any European country would adversely impact holders of that country’s debt and sellers of credit default swaps linked to that country’s creditworthiness, which may be located in countries other than those listed above. These events have adversely affected the value and exchange rate of the euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the euro and non-EU member countries. Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not produce the desired results, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and other entities of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In addition, one or more countries may abandon the euro and/or withdraw from the EU. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far-reaching and could adversely impact the value of investments in the region.
In June 2016, the United Kingdom (the “UK”) approved a referendum to leave the EU, commonly referred to as “Brexit,” which sparked depreciation in the value of the British pound, short-term declines in global stock markets, and heightened risk of continued worldwide economic volatility. The United Kingdom officially left the European Union on January 31, 2020. There is significant uncertainty regarding Brexit's ramifications and the range and potential implications of possible political, regulatory, economic and market outcomes are difficult to predict.
Israel and Russia. As a result of increasingly interconnected global economies and financial markets, armed conflict between countries or in a geographic region, for example the current conflicts between Russia and Ukraine in Europe and Hamas and Israel in the Middle East, has the potential to adversely impact a Fund’s investments. Such conflicts, and other corresponding events, have had, and could continue to have, severe negative effects on regional and global economic and financial markets, including increased volatility, reduced liquidity and overall uncertainty. The negative impacts may be particularly acute in certain sectors. The timing and duration of such conflicts, resulting sanctions, related events and other implications cannot be predicted. The foregoing may result in a negative impact on Fund performance and the value of an investment in a Fund, even beyond any direct investment exposure the Fund may have to issuers located in or with significant exposure to an impacted country or geographic region.
Japan. Japanese investments may be significantly affected by events influencing Japan’s economy and changes in the exchange rate between the Japanese yen and the U.S. dollar. Japan’s economy fell into a long recession in the 1990s. After a few years of mild recovery in the mid-2000s, Japan’s economy fell into another recession as a result of the recent global economic crisis. Japan is heavily dependent on exports and foreign oil. Furthermore, Japan is located in a seismically active area, and in 2011 experienced an earthquake of a sizeable magnitude and a tsunami that significantly affected important elements of its infrastructure and resulted in a nuclear crisis. Since these events, Japan’s financial markets have fluctuated dramatically. The full extent of the impact of these events on Japan’s economy and on foreign investment in Japan is difficult to estimate. Japan’s economic prospects may be affected by the political and military situations of its near neighbors, notably North and South Korea, China and Russia.
Taiwan. Investment in Taiwanese issuers may subject a Fund to loss in the event of adverse political, economic, regulatory and other developments that affect Taiwan, including fluctuations of the New Taiwan dollar versus the

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U.S. dollar. Taiwan has few natural resources; therefore, any fluctuation or shortage in the commodity markets could have a negative impact on the Taiwanese economy. Appreciation of the New Taiwan dollar, rising labor costs and increasing environmental consciousness have led some labor-intensive industries to relocate to other countries with cheaper work forces. Continued labor outsourcing may adversely affect the Taiwanese economy. Taiwanese firms are among the world’s largest suppliers of computer monitors and leaders in personal computer manufacturing. A slowdown in global demand for these products will likely have an adverse impact on the Taiwanese economy. The Chinese government views Taiwan as a renegade province and continues to contest Taiwan’s sovereignty. The outbreak of hostilities between the two nations, or even the threat of an outbreak of hostiles, will likely adversely impact the Taiwanese economy. Such risks, among others, may adversely affect the value of a Fund’s investments.
Forward Commitments, When-Issued Securities and Delayed-Delivery Transactions. To the extent consistent with their respective investment objectives, each Select Fund may purchase securities on a when-issued basis or purchase or sell securities on a forward commitment (sometimes called delayed delivery) basis. These transactions involve a commitment by a Fund to purchase or sell securities at a future date. The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchases and forward commitment transactions are normally negotiated directly with the other party.
When a Fund purchases securities on a when-issued basis or purchases or sells securities on a forward commitment basis, the Fund may complete the transaction and actually purchase or sell the securities. However, if deemed advisable as a matter of investment strategy, a Fund may dispose of or negotiate a commitment after entering into it. A Fund may also sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date.
Futures and Options on Futures
Futures and Options on Futures — Generally. The Bond Funds, Equity Funds and Strategic Alternatives Fund may purchase or sell (1) put and call options on securities, indexes and other financial instruments; and (2) futures contracts and options thereon. The Funds may enter into such futures transactions on domestic exchanges. The Funds may enter into such futures transactions on domestic exchanges and generally may do so on foreign exchanges as well. However, certain products listed on foreign exchanges require special regulatory approval before being offered or sold to persons located in the United States. Futures (and options thereon) on broad-based stock indexes must be approved by the Commodity Futures Trading Commission (“CFTC”). Security futures (futures on single securities or narrow-based indexes) may only be offered and sold in accordance with guidance issued by the CFTC and SEC. Debt obligations of a foreign government must be designated as an exempted security by the SEC under SEC Rule 3a12-8 before a futures contract or option thereon can be offered or sold in the United States. In addition, the Equity Funds may invest and reinvest in long or short positions in any of the instruments contemplated in this section. The Bond Funds may purchase or sell (1) put and call options on fixed income securities; and (2) futures contracts and options thereon. In addition, the Bond Funds may invest in long or short positions in any of the instruments contemplated in this section. The Target Date Funds and Target Risk Funds, may from time to time invest up to 10% of their assets directly in U.S. Treasury securities, exchange listed equity futures contracts and exchange listed U.S. Treasury futures contracts in order to gain exposure to the U.S. equity and fixed income markets on cash balances. The Equity Funds and Strategic Alternatives Fund may sell short exchange listed equity futures contracts to reduce market exposure. The Target Date Funds, Target Risk Funds, Bond Funds and Strategic Alternatives Fund may sell short exchange listed U.S. Treasury future contracts to reduce market exposure.
Futures and Options on Futures — Futures Contracts Generally. A futures contract may generally be described as an agreement between two parties to buy and sell a specified quantity of a particular instrument, such as a security, currency or index, during a specified future period at a specified price. When interest rates are rising or securities prices are falling, a Fund can seek, through the sale of futures contracts, to offset a decline in the value of its current portfolio securities. When rates are falling or prices are rising, a Fund, through the purchase of
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futures contracts, can attempt to secure better rates or prices than might later be available in the market when they affect anticipated purchases.
Although futures contracts by their terms generally call for the actual delivery or acquisition of the underlying instrument or the cash value of the instrument, in most cases, the contractual obligation is fulfilled before the date of the contract without having to make or take such delivery. The contractual obligation is offset by buying or selling, as the case may be, on a commodities exchange an identical futures contract calling for delivery in the same period. Such a transaction, which is executed through a member of an exchange, cancels the obligation to make or take delivery of the instrument or the cash value of the instrument underlying the contractual obligations. Such offsetting transactions may result in a profit or loss, and a Fund may incur brokerage fees when it purchases or sells futures contracts. While each Fund’s futures contracts will usually be liquidated in this manner, a Fund may instead make or take delivery of the underlying instrument whenever it appears economically advantageous for it to do so.
The use of options and futures is subject to applicable regulations of the SEC and CFTC and the several exchanges upon which they are traded. In addition, a Fund’s ability to use options and futures may be limited by tax considerations. For more information, see the section entitled “Taxation” in this SAI. The Adviser has claimed exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (the "CEA"), with respect to each Fund and, therefore, is not subject to registration or regulation as a commodity pool operator under the CEA in its management of each Fund.
Under Rule 4.5, if a Fund uses commodity interests (such as futures contracts, options on futures contracts and swaps) other than for bona fide hedging purposes (as defined by the CFTC) the aggregate initial margin and premiums required to establish these positions (after taking into account unrealized profits and unrealized losses on any such positions and excluding the amount by which options that are “in-the-money” at the time of purchase) may not exceed 5% of a Fund’s NAV, or alternatively, the aggregate net notional value of those positions, as determined at the time the most recent position was established, may not exceed 100% of the Fund’s NAV (after taking into account unrealized profits and unrealized losses on any such positions). In addition, to qualify for an exclusion, a Fund must satisfy a marketing test, which requires, among other things, that a Fund not hold itself out as a vehicle for trading commodity interests. Each Fund is subject to the risk that a change in U.S. law and related regulations will impact the way a Fund operates, increase the particular costs of a Fund’s operation and/or change the competitive landscape. In this regard, any further amendments to the CEA or its related regulations that subject a Fund to additional regulation may have adverse impacts on a Fund’s operations and expenses.
Futures and Options on Futures — Options Generally. Options may relate to particular securities, foreign and domestic securities indexes, financial instruments, foreign currencies or the yield differential between two securities.
Such options may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation (“OCC”). A call option for a particular security gives the purchaser of the option the right to buy, and a writer the obligation to sell, the underlying security at the stated exercise price before the expiration of the option, regardless of the market price of the security. A premium is paid to the writer by the purchaser in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell and a writer the obligation to buy the security at the stated exercise price before the expiration date of the option, regardless of the market price of the security.
In addition, some swaps are, and more in the future will be, centrally cleared. Swaps that are centrally cleared are subject to the creditworthiness of the clearing organizations involved in the transaction. For example, a swap investment by a Fund could lose margin payments deposited with the clearing organization, as well as the net amount of gains not yet paid by the clearing organization, if the clearing organization breaches the swap agreement with the Fund or becomes insolvent or goes into bankruptcy. In the event of bankruptcy of the clearing organization, the Fund may be entitled to the net amount of gains the Fund is entitled to receive, plus the return

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of margin owed to it, only in proportion to the amount received by the clearing organization’s other customers, potentially resulting in losses to the Fund.
Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments and, therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves.
A Fund’s obligation to sell an instrument subject to a covered call option written by it, or to purchase an instrument subject to a secured put option written by it, may be terminated before the expiration of the option by the Fund’s execution of a closing purchase transaction. This means that a Fund buys on an exchange an option of the same series (i.e., same underlying instrument, exercise price and expiration date) as the option previously written. Such a purchase does not result in the ownership of an option. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying instrument from being called, to permit the sale of the underlying instrument or to permit the writing of a new option containing different terms on such underlying instrument. The cost of such a closing purchase plus related transaction costs may be greater than the premium received upon the original option, in which event the Fund will experience a loss. There is no assurance that a liquid secondary market will exist for any particular option. A Fund that has written an option and is unable to effect a closing purchase transaction will not be able to sell the underlying instrument (in the case of a covered call option) or liquidate the segregated assets (in the case of a secured put option) until the option expires or the optioned instrument is delivered upon exercise. The Fund will be subject to the risk of market decline or appreciation in the instrument during such period.
Options purchased are recorded as an asset and written options are recorded as liabilities to the extent of premiums paid or received. The amount of this asset or liability will be subsequently marked-to-market to reflect the current value of the option purchased or written. The current value of the traded option is the last sale price or, in the absence of a sale, the current bid price. If an option purchased by a Fund expires unexercised, the Fund will realize a loss equal to the premium paid. If a Fund enters into a closing sale transaction on an option purchased by it, the Fund will realize a gain if the premium received by the Fund on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less. If an option written by a Fund expires on the stipulated expiration date or if a Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold), and the liability related to such option will be eliminated. If an option written by a Fund is exercised, the proceeds of the sale will be increased by the net premium originally received, and the Fund will realize a gain or loss.
There are several other risks associated with options. For example, there are significant differences among the securities, currency and options markets that could result in an imperfect correlation among these markets, causing a given transaction not to achieve its objectives. In addition, a liquid secondary market for particular options, whether traded OTC or on an exchange, may be absent for reasons that include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities or currencies; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or the OCC may not at all times be adequate to handle current trading value; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the OCC as a result of trades on that exchange would continue to be exercisable in accordance with their terms.
Futures and Options on Futures — Financial Futures Contracts. Financial futures contracts are simply futures contracts that obligate the holder to buy or sell a financial instrument, such as a U.S. Treasury security, an equity security or foreign currency, during a specified future period at a specified price. A sale of a financial futures contract means the acquisition of an obligation to sell the financial instrument called for by the contract at a
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specified price on a specified date. A purchase of a financial futures contract means the acquisition of an obligation to buy the financial instrument called for by the contract at a specified price on a specified date.
Futures and Options on Futures — Bond Index Futures and Options. The Bond Funds, Target Date Funds and Target Risk Funds may buy and sell futures contracts based on an index of debt securities and options on such futures contracts to the extent they currently exist and, in the future, may be developed. The Funds reserve the right to conduct futures and options transactions based on an index that may be developed in the future to correlate with price movements in certain categories of debt securities. The Funds’ investment strategy in employing futures contracts based on an index of debt securities may be similar to that used by them in other financial futures transactions. The Funds may also buy and write put and call options on such index futures and enter into closing transactions with respect to such options.
Futures and Options on Futures — Interest Rate Futures and Options. Interest rate futures contracts are a type of financial futures contracts that call for the future delivery of U.S. government securities or index-based futures contracts. The value of these instruments changes in response to changes in the value of the underlying security or index, which depends primarily on prevailing interest rates.
A Fund may, for example, enter into interest rate futures contracts in order to protect its portfolio securities from fluctuations in interest rates without necessarily buying or selling the underlying fixed income securities. For example, if a Fund owns bonds and interest rates are expected to increase, it might sell futures contracts on debt securities having characteristics similar to those held in the portfolio. Such a sale would have much the same effect as selling an equivalent value of the bonds owned by the Fund. If interest rates did increase, the value of the debt securities in the portfolio would decline, but the value of the futures contract to the Fund would increase at approximately the same rate, thereby keeping the NAV of the Fund from declining as much as it otherwise would have.
Futures and Options on Futures — Stock Index Futures Contracts. A stock index futures contract is a type of financial futures contract that obligates the seller to provide (or receive) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement was made. Open futures contracts are valued on a daily basis, and a Fund may be obligated to provide or receive cash reflecting any decline or increase in the contract’s value. No physical delivery of the underlying stocks in the index is made in the future.
For example, a Target Date Fund, Target Risk Fund, Equity Fund or the Strategic Alternatives Fund may sell stock index futures contracts in anticipation of or during a market decline to attempt to offset the decrease in market value of its equity securities that might otherwise result. When a Fund is not fully invested in stocks and it anticipates a significant market advance, it may buy stock index futures in order to gain rapid market exposure that may in part or entirely offset increases in the cost of stocks that it intends to buy.
Futures and Options on Futures — Options on Indexes and Yield Curve Options. Options on indexes and yield curve options provide the holder with the right to make or receive a cash settlement upon exercise of the option. With respect to options on indexes, the amount of the settlement will equal the difference between the closing price of the index at the time of exercise and the exercise price of the option expressed in dollars, times a specified multiple. With respect to yield curve options, the amount of the settlement will equal the difference between the yields of designated securities. Yield curve options are traded OTC, and because they have been only recently introduced, established trading markets for these securities have not yet developed.
Futures and Options on Futures — Options on Futures Contracts. The acquisition of put and call options on futures contracts will give a Fund the right, but not the obligation, to sell or to purchase, respectively, the underlying futures contract for a specified price at any time during the option period. As the purchaser of an option on a futures contract, a Fund obtains the benefit of the futures position if prices move in a favorable direction but limits its risk of loss in the event of an unfavorable price movement to the loss of the premium and transaction costs.

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Futures and Options on Futures — Options on Stock Index Futures. The Target Date Funds, Target Risk Funds, Equity Funds and Strategic Alternatives Fund may buy and sell call and put options on stock index futures. Call and put options on stock index futures are similar to options on securities except that, rather than the right to buy stock at a specified price, options on stock index futures give the holder the right to receive cash. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account, which represents the amount by which the market price of the futures contract, at exercise, exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing price of the futures contract on the expiration date.
Futures and Options on Futures — Cover Requirements. To the extent a Fund enters into a futures contract, it will deposit in a segregated account with the futures commission merchant (“FCM”), cash or U.S. Treasury obligations equal to a specified percentage of the value of the futures contract, as required by the relevant contract market and FCM. The futures contract will be marked-to-market daily. If the value of the futures contract declines relative to the Fund’s position, the Fund will be required to pay to the FCM an amount equal to such change in value. If the Fund has insufficient cash, it may have to sell portfolio securities at a time when it may be disadvantageous to do so in order to meet such daily variations in margins.
Futures and Options on Futures — Future Developments. The Funds may take advantage of opportunities in the area of options and futures contracts and options on futures contracts and any other derivative investments that are not presently contemplated for use by the Funds or that are not currently available but that may be developed, to the extent such opportunities are both consistent with the Funds’ investment goals and legally permissible for the Funds.
Illiquid Investments and Restricted Securities. A Fund will invest no more than 15% (5% with respect to the Money Market Fund) of the value of its net assets in illiquid investments. An “illiquid investment” means any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment (with respect to the Money Market Fund, an "illiquid security" means a security that cannot be sold or disposed of in the ordinary course of business within seven calendar days at approximately the value ascribed to it by the Money Market Fund). For example, repurchase agreements maturing in more than seven days are illiquid securities. In addition, investments in illiquid securities by the Money Market Fund are subject to the portfolio liquidity requirements of Rule 2a-7 under the 1940 Act. The With respect to the Impact Bond Fund and Impact Equity Fund, closed-end interval funds, private funds and other similar pooled investment vehicles offer limited liquidity and will be illiquid investments.
Subject to these limitations, each Fund may invest in restricted securities where such investment is consistent with the Fund’s investment objective, and such securities are considered liquid to the extent the Adviser or Sub-Adviser determines that there is a liquid institutional or other market for such securities, such as restricted securities that may be freely transferred among qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended (“1933 Act”), and for which a liquid institutional market has developed.
Restricted securities are securities that may not be sold to the public without registration under the 1933 Act or an exemption from registration. Restricted securities involve certain risks, including the risk that a secondary market may not exist when a holder wants to sell them. In addition, the price and valuation of these securities may reflect a discount because they are perceived as having less liquidity than the same securities that are not restricted. If a Fund suddenly has to sell restricted securities, time constraints or lack of interested, qualified buyers may prevent the Fund from receiving the value at which the securities are carried on its books at the time of the sale. Alternatively, the Adviser or Sub-Adviser may sell unrestricted securities it might have retained if the Fund had only held unrestricted securities.
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Impact Investments. Because the Impact Bond Fund’s and Impact Equity Fund’s investment approach intentionally seeks to have a positive impact in accordance with Christian values alongside financial returns, the Adviser and Sub-Advisers will not consider investments for the Impact Bond Fund and/or Impact Equity Fund that may generate higher investment returns but that do not fall within the Adviser’s impact framework. In seeking to generate positive impact, the Adviser and Sub-Advisers may rely on data and information that may later prove to be incomplete or inaccurate. There are divergences of views of how to measure and verify positive impact, and the Impact Bond Fund’s and Impact Equity Fund’s measurements will differ from other funds that do not apply a distinctively Christian element to those measurements. The Adviser receives and analyzes information from multiple sources (including through various third-party screening platforms, news sources and feeds, the Bible and company websites and financial disclosures) on the products and services of companies in the Impact Bond Fund’s and Impact Equity Fund’s investment universe, and utilizes this information to determine which companies should be prohibited for investment by it or the Sub-Advisers.
Inflation-Indexed Securities. The Target Date Funds, Target Risk Funds and Bond Funds may invest in inflation-indexed securities issued by the U.S. Treasury and others. Inflation-indexed securities are debt securities, the principal value of which is adjusted periodically in accordance with changes in a measure of inflation. Inflation-indexed securities issued by the U.S. Treasury use the Consumer Price Index for Urban Consumers (“CPI-U”) published by the U.S. Bureau of Labor Statistics. Inflation-indexed securities issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. Two structures for inflation-indexed securities are common: the U.S. Treasury and some other issuers that utilize a structure that adjusts the principal value of the security according to the rate of inflation; most other issuers pay out the Consumer Price Index adjustments as part of a semi-annual coupon.
In the first, the interest rate on the inflation-indexed bond is fixed, while the principal value rises or falls semi-annually based on changes in a published measure of inflation. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. In the second, the inflation adjustment for certain inflation-indexed bonds is reflected in the semiannual coupon payment. As a result, the principal value of these inflation-indexed bonds does not adjust according to the rate of inflation.
In general, the value of inflation-indexed securities increases in periods of general inflation and declines in periods of general deflation. If inflation is lower than expected during the period a Fund holds an inflation-indexed security, the Fund may earn less on it than on a conventional bond. Inflation-indexed securities are expected to react primarily to changes in the “real” interest rate (i.e., the nominal, or stated, rate less the rate of inflation), while a typical bond reacts to changes in the nominal interest rate. Accordingly, inflation-indexed securities have characteristics of fixed-rate U.S. Treasury securities with shorter durations. Changes in market interest rates from causes other than inflation will likely affect the market prices of inflation-indexed securities in the same manner as conventional bonds.
Any increase in the principal value of an inflation-indexed security is taxable in the taxable year the increase occurs, even though its holders do not receive cash representing the increase until the security matures, and the amount of that increase for a Fund generally must be distributed each taxable year to its shareholders. See the “Taxation” section of this SAI. Thus, each Fund that invests therein could be required, at times, to liquidate other investments in order to satisfy its distribution requirements.
Interest Rate Swaps, Floors and Caps and Currency Swaps. The Bond Funds and Strategic Alternatives Fund may enter into interest rate swaps and may purchase interest rate floors or caps. A Fund will typically use interest rate swaps to preserve a return on a particular investment or portion of its portfolio or to shorten the effective duration of its portfolio investments. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments. The purchase of an interest rate floor or cap entitles the purchaser to receive payments of interest on a notional principal amount from the seller, to the extent the specified index falls below (floor) or exceeds (cap) a

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predetermined interest rate. The Equity Funds, Bond Funds and Strategic Alternatives Fund may also enter into currency swaps, which involve the exchange of the rights of a Fund and another party to make or receive payments in specific currencies.
A Fund will only enter into interest rate swaps or interest rate floor or cap transactions on a net basis (i.e., the two payment streams are netted out) with a Fund receiving or paying, as the case may be, only the net amount of the two payments. In contrast, currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency.
The net amount of the excess, if any, of the Fund’s obligations over their entitlements with respect to each interest rate or currency swap will be accrued on a daily basis.
If there is a default by the other party to such transaction, a Fund will have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years, with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. In addition, some swaps are, and more in the future may be, centrally cleared. As a result, the swap market has become relatively liquid in comparison with markets for other similar instruments which are traded in the Interbank market.
Interfund Borrowing and Lending. The SEC has granted the Trust an exemptive order to allow each Fund to participate in a credit facility whereby each Fund, under certain conditions, would be permitted to lend money directly to and borrow directly from other Funds for temporary purposes. The Trust has not implemented the interfund credit facility. It is anticipated that the credit facility, if implemented, will provide a borrowing Fund with savings at times when the cash position of the Fund is insufficient to meet temporary cash requirements. This situation could arise when shareholder redemptions exceed anticipated volumes and certain Funds have insufficient cash on hand to satisfy such redemptions. However, redemption requests normally are satisfied immediately. The credit facility would provide a source of immediate, short-term liquidity pending settlement of the sale of portfolio securities.
Investment Companies and Business Development Companies. Each Select Fund may invest in shares of other registered investment companies (e.g., open-end mutual funds, closed-end funds and ETFs), and business development companies (“BDCs”) to the extent permitted by the 1940 Act and the rules thereunder. Because each Fund serves as an acquired fund of one or more Target Date or Target Risk Fund, Rule 12d1-4(b)(3) under the 1940 Act prohibits each Select Fund from purchasing or otherwise acquiring the securities of an investment company if immediately after such purchase or acquisition, the securities of investment companies owned by the acquired fund have an aggregate value in excess of 10% of the value of the total assets of the Select Fund. However, this 10% limitation does not apply to investments by a Select Fund in: money market funds in reliance on Rule 12d1-1; a subsidiary that is wholly owned and controlled by the Select Fund; securities received as a dividend or as a result of a plan of reorganization of a company; or securities of another investment company received pursuant to exemptive relief from the SEC to engage in interfund borrowing and lending transactions.
In reliance on Rule 12d1-1 under the 1940 Act and subject to all of the conditions thereunder, each Fund may invest an unlimited amount of its otherwise uninvested cash and cash collateral received in connection with securities lending in shares of affiliated or unaffiliated money market funds that are limited to investing in the types of securities and other investments in which a money market fund may invest under Rule 2a-7 under the 1940 Act and undertake to comply with all the other requirements of Rule 2a-7, subject to the conditions of Rule 12d1-1.
When investing in securities of other investment companies or BDCs, a Fund will be indirectly exposed to all the risks of such funds’ portfolio investments. As a shareholder in an investment company or BDC, a Fund would bear its pro rata share of that fund’s expenses, including operating costs and investment advisory and administration fees. Investment in funds that are listed and traded on an exchange (e.g., closed-end funds, ETFs and BDCs) could involve the acquisition of shares at a premium above the NAV of the fund.
Statement of Additional Information

Investment Companies — Exchange-Traded Funds. An ETF is a fund or class, the shares of which are listed and traded on a national securities exchange, and that has formed and operates in reliance on Rule 6c-11 under the 1940 Act or under an exemptive order granted by the SEC. An ETF represents a portfolio of securities (or other assets) generally designed to track a particular market index or other referenced asset. ETFs also may be actively managed. The risks of owning an ETF generally reflect the risks of owning the underlying portfolio securities or other financial instruments the ETF holds, although lack of liquidity in an ETF’s shares could result in the price of those shares being more volatile than the ETF’s underlying portfolio. In addition, there is the risk that an ETF may fail to closely track the index, if any, that it is designed to replicate. Although the market price of an ETF’s shares is related to the ETF’s underlying portfolio assets, shares of ETFs (like shares of closed-end funds and BDCs) can trade at a discount or premium to NAV. In addition, a failure to maintain the exchange listing of an ETF’s shares and substantial market or other disturbances could adversely affect the value of such securities. Because ETFs are listed on an exchange, they may be subject to trading halts.
Large Shareholders. Shares held by large shareholders, including institutional accounts managed by the Adviser’s affiliates, as well as shares held by other Funds, may from time to time represent a substantial portion of a Fund’s assets. Accordingly, a Fund is subject to the potential for large-scale inflows and outflows as a result of purchases and redemptions of its shares by such large shareholders. While it is impossible to predict the overall effect of these transactions over time, there could be an adverse impact on a Fund’s performance. In the event of such redemptions or investments, a Fund could be required to sell securities or to invest cash at a time when it may not otherwise desire to do so. Redemptions by these shareholders, or a high volume of redemption requests generally, may further increase a Fund’s liquidity risk and may, in the case of the Money Market Fund, impact the Fund’s ability to maintain a $1.00 share price. Such transactions may increase a Fund’s brokerage and/or other transaction costs and affect the liquidity of a Fund’s portfolio. In addition, when funds of funds (e.g., the Target Date Funds or the Target Risk Funds) or other investors own a substantial portion of a Fund’s shares, a large redemption by such an investor could cause actual expenses to increase, or could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in a Fund’s expense ratio. Redemptions of Fund shares could also accelerate a Fund’s realization of capital gains (which would be taxable to its shareholders when distributed to them) if sales of securities needed to fund the redemptions result in net capital gains. The impact of these transactions is likely to be greater when a Fund of Funds or other significant investor purchases, redeems or owns a substantial portion of a Fund’s shares. A high volume of redemption requests can impact a Fund the same way as the transactions of a single shareholder with substantial investments.
LIBOR Transition Risk. The Funds may be exposed to financial instruments that are tied to the London Interbank Offered Rate (“LIBOR”) to determine payment obligations, financing terms, hedging strategies or investment value. The Funds' investments may pay interest at floating rates based on LIBOR or may be subject to interest caps or floors based on LIBOR. The Funds may also obtain financing at floating rates based on LIBOR. Derivative instruments utilized by the Funds may also reference LIBOR.
The United Kingdom's Financial Conduct Authority (“FCA”), which regulates LIBOR, has ceased publishing all LIBOR settings. In April 2023, the FCA directed that certain U.S. dollar LIBOR settings would continue to be published under a synthetic methodology, a practice that ceased on September 30, 2024. Actions by regulators have resulted in the establishment of alternative reference rates in most major currencies. The U.S. Federal Reserve (“Federal Reserve”), based on the recommendations of Alternative Reference Rates Committee, has begun publishing the Secured Overnight Financing Rate (“SOFR”) that is intended to replace U.S. dollar LIBOR. Proposals for alternative reference rates for other currencies have also been announced or have already begun publication. Markets are slowly developing in response to these new reference rates.
Neither the effect of the LIBOR transition process nor its ultimate success can yet be known. The transition process might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. While some existing LIBOR-based instruments may contemplate a scenario where LIBOR is no longer available by providing for an alternative rate-setting methodology, there may be significant uncertainty regarding the effectiveness of any such alternative methodologies to replicate LIBOR. Not all existing LIBOR-based instruments may have alternative rate-setting

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provisions and there remains uncertainty regarding the willingness and ability of issuers to add alternative rate-setting provisions in certain existing instruments. In addition, a liquid market for newly-issued instruments that use a reference rate other than LIBOR still may be developing. There may also be challenges for the Funds to enter into hedging transactions against such newly-issued instruments until a market for such hedging transactions develops. All of the aforementioned may adversely affect the Funds' performance or NAV.
Loan Participations. The Bond Funds, Strategic Alternatives Fund and Defensive Market Strategies Fund may purchase participations in commercial loans. Such indebtedness may be secured or unsecured. Loan participations typically represent direct participation in a loan to a corporate borrower and generally are offered by banks or other financial institutions or lending syndicates. The Bond Funds may participate in such syndications, or can buy part of a loan, becoming a part lender. When purchasing loan participations, a Fund assumes the credit risk associated with the corporate borrower and may assume the credit risk associated with an interposed bank or other financial intermediary. The participation interests in which a Fund intends to invest may not be rated by any nationally recognized rating service.
A loan is often administered by an agent bank acting as agent for all holders. The agent bank administers the terms of the loan, as specified in the loan agreement. In addition, the agent bank is normally responsible for the collection of principal and interest payments from the corporate borrower and the apportionment of these payments to the credit of all institutions which are parties to the loan agreement. Unless, under the terms of the loan or other indebtedness, a Fund has direct recourse against the corporate borrower, the Fund may have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies against a corporate borrower. In addition, holders of the loans, such as the Funds, may be required to indemnify the agent bank in certain circumstances.
Purchases of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the corporate borrower for payment of principal and interest. If a Fund does not receive scheduled interest or principal payments on such indebtedness, the Fund’s share price and yield could be adversely affected. Loans that are fully secured offer a Fund more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation or that the collateral can be liquidated.
The Bond Funds invest in loan participations with credit quality comparable to that of issuers of their securities investments. Indebtedness of companies whose creditworthiness is poor involves substantially greater risks and may be highly speculative. Some companies may never pay off their indebtedness or may pay only a small fraction of the amount owed. Consequently, when investing in indebtedness of companies with poor credit, a Fund bears a substantial risk of losing the entire amount invested.
Loans and other types of direct indebtedness may not be readily marketable and may be subject to restrictions on resale. In some cases, negotiations involved in disposing of indebtedness may require weeks to complete. Consequently, some indebtedness may be difficult or impossible to dispose of readily at what the Sub-Adviser believes to be a fair price. In addition, valuation of illiquid indebtedness involves a greater degree of judgment in determining a Fund’s NAV than if that value were based on available market quotations and could result in significant variations in the Fund’s daily share price. At the same time, some loans’ interests are traded among certain financial institutions and accordingly may be deemed liquid. As the market for different types of indebtedness develops, the liquidity of these instruments is expected to improve. In addition, each Fund currently intends to treat indebtedness for which there is no readily available market as illiquid for purposes of its limitation on illiquid investments. Investments in loan participations are considered to be debt obligations for purposes of the investment restriction relating to the lending of funds or assets by a Fund.
Some loans may not be considered “securities” for certain purposes under the federal securities laws, and purchasers, such as a Fund, therefore may not be entitled to rely on the anti-fraud protections of the federal securities laws. Loans and other debt instruments that are not in the form of securities may offer less legal protection to a Fund in the event of fraud or misrepresentation.
Statement of Additional Information

Investments in loans through a direct assignment of the financial institution’s interests with respect to the loan may involve additional risks to the Bond Funds. For example, if a loan is foreclosed, a Fund could become part owner of any collateral and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, a Fund could be held liable as co-lender. It is unclear whether loans and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. In the absence of definitive regulatory guidance, the Funds rely on the Sub-Advisers’ research in an attempt to avoid situations where fraud or misrepresentation could adversely affect a Fund.
Master Limited Partnerships. The Equity Funds and Strategic Alternatives Fund may invest in master limited partnerships (“MLPs”). MLPs are publicly-traded partnerships primarily engaged in the transportation, storage, processing, refining, marketing, exploration, production and mining of minerals and natural resources. MLP units are registered with the SEC and are freely traded on a securities exchange or in the OTC market. Because MLPs are partnerships, investments in securities of MLPs involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s right to require unitholders to sell their common units at an undesirable time or price, resulting from regulatory changes or other reasons.
Certain MLP securities may trade in lower volumes due to their smaller capitalizations. Accordingly, those MLPs may be subject to more abrupt or erratic price movements, may lack sufficient market liquidity to enable a Fund to effect sales at an advantageous time or without a substantial drop in price, and investment in those MLPs may restrict a Fund’s ability to take advantage of other investment opportunities. MLPs are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns, which may affect the overall performance of a Fund.
Investing in MLPs involves certain risks related to investing in their underlying assets and risks associated with pooled investment vehicles. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. MLPs are subject to various risks related to the underlying operating companies they control, including dependence upon specialized management skills and the risk that such companies may lack or have limited operating histories. Investments held by MLPs may be relatively illiquid, limiting the MLPs’ ability to vary their portfolios promptly in response to changes in economic or other conditions. Many MLPs are also subject to regulatory risks due to the imposition of various federal, state and local environmental laws and health and safety laws as well as laws and regulations specific to their particular activities.
A Fund must recognize income that is allocated from underlying MLPs for federal income tax purposes, even if the Fund does not receive cash distributions from the MLPs in an amount necessary to pay such tax liability. In addition, part of a distribution received by a Fund as the holder of an MLP interest may be treated as a “return of capital,” which would reduce the Fund’s adjusted tax basis in the interests and thus result in an increase in the amount of gain (or decrease in the amount of loss) the Fund will recognize for federal income tax purposes on the sale of all or part of the interest or on subsequent distributions in respect of such interests. Furthermore, any return of capital distribution received from the MLP may require the Fund to restate the character of its distributions and amend any shareholder tax reporting previously issued.
MLPs generally do not pay federal income tax at the partnership level, subject to the application of certain partnership audit rules. Rather, each partner is allocated a proportionate share of the partnership’s income, gains, losses, deductions and expenses. A change in current tax law, or a change in the underlying business mix of a given MLP, could result in an MLP being treated as a corporation for federal income tax purposes, which would result in the MLP being required to pay federal income tax (as well as state and local income taxes) on its taxable income. The treatment of an MLP as a corporation for federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP. If any MLP in which a Fund invests were

GuideStone Funds

treated as a corporation for those purposes, it could result in a reduction of the value of the Fund’s investment in the MLP and lower income to the Fund.
Under certain circumstances, an MLP could be deemed to be an investment company. If that occurs, the Fund’s investment in the MLP’s securities would be limited by the 1940 Act. For more information, see “Investment Companies” disclosure in this section of the SAI.
Money Market Instruments. To the extent consistent with its investment objective and strategies, each Select Fund may invest a portion of its assets in short-term high-quality instruments, such as those that are eligible for investment by the Money Market Fund. The Target Date Funds and the Target Risk Funds may from time to time invest up to 10% of their assets directly in U.S. Treasury obligations, exchange listed equity futures contracts and exchange listed U.S. Treasury futures contracts in order to gain exposure to equity and fixed income markets on cash balances. In addition, each Select Fund (except the Money Market Fund), Target Date Fund and Target Risk Fund may invest its cash reserves in shares of the Money Market Fund. The SEC adopted changes to the rules that govern SEC registered money market instruments in July 2023 that impact the manner in which money market instruments are operated. These changes may affect the investment strategies, performance, yield, operating expenses and continued viability of money market instruments in which a Fund may invest.
Mortgage-Backed Securities. The Bond Funds, Money Market Fund and Strategic Alternatives Fund may purchase mortgage-backed securities in accordance with their investment strategies as stated in the Prospectus. Mortgage-backed securities (“MBS”) represent direct or indirect participations in, or are secured by and payable from, pools of mortgage loans. Those securities may be guaranteed by a U.S. government agency or instrumentality (such as the Government National Mortgage Association, or “Ginnie Mae”); issued and guaranteed by a government-sponsored stockholder-owned corporation, though not backed by the full faith and credit of the United States (such as by the Federal National Mortgage Association, or “Fannie Mae,” or the Federal Home Loan Mortgage Corporation, or “Freddie Mac” (collectively, Government-Sponsored Enterprises or the “GSEs”), and described in greater detail below); or issued by fully private issuers. Private issuers are generally originators of and investors in mortgage loans and include savings associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Private MBS may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit, which may be issued by governmental entities, private issuers or the mortgage poolers.
Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. government) include Fannie Mae and Freddie Mac. Fannie Mae is a government-sponsored corporation owned by stockholders. It is subject to general regulation by the Federal Housing Finance Authority (“FHFA”). Fannie Mae purchases residential mortgages from a list of approved seller/servicers that include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions and mortgage bankers. Fannie Mae guarantees the timely payment of principal and interest on pass-through securities that it issues, but those securities are not backed by the full faith and credit of the U.S. government. Freddie Mac is a government-sponsored corporation formerly owned by the 12 Federal Home Loan Banks and now owned by stockholders. Freddie Mac issues Participation Certificates (“PCs”), which represent interests in mortgages from Freddie Mac’s national portfolio. Freddie Mac guarantees the timely payment of interest and ultimate collection of principal on the PCs it issues, but those PCs are not backed by the full faith and credit of the U.S. government.
The U.S. Treasury historically has had the authority to purchase obligations of Fannie Mae and Freddie Mac. However, in 2008, due to capitalization concerns, Congress provided the U.S. Treasury with additional authority to lend the GSEs emergency funds and to purchase their stock. In September 2008, those capital concerns led the U.S. Treasury and the FHFA to announce that the GSEs had been placed in conservatorship.
Since that time, the GSEs have received significant capital support through U.S. Treasury preferred stock purchases as well as U.S. Treasury and Federal Reserve purchases of their MBS. While the MBS purchase programs ended in 2010, the U.S. Treasury announced in December 2009 that it would continue its support for the entities’ capital as necessary to prevent a negative net worth. Since the GSEs were placed into conservatorship
Statement of Additional Information

through the fourth quarter of 2017, they required U.S. Treasury support of approximately $187.5 billion through draws under the preferred stock purchase agreements. However, the GSEs have together paid $278.8 billion to the U.S. Treasury in aggregate cash dividends (although those payments do not constitute a repayment of their draws). In the first quarter of 2018, Fannie Mae and Freddie Mac each reported that the passage of the Tax Cut and Jobs Act in December 2017 (“TCJA”) had resulted in a decrease in the value of their deferred tax assets. As a result, Fannie Mae and Freddie Mac each reported net losses during the fourth quarter of 2017 and indicated that they would request draws from the U.S. Treasury in the amount of $3.7 billion and $0.3 billion, respectively. The FHFA stated that the GSEs may need an additional injection of U.S. Treasury capital in the future. Accordingly, no assurance can be given that the Federal Reserve, U.S. Treasury or FHFA initiatives will ensure that the GSEs will remain successful in meeting their obligations with respect to the debt and MBS they issue into the future.
In 2012, the FHFA initiated a strategic plan to develop a program related to credit risk transfers intended to reduce Fannie Mae’s and Freddie Mac’s overall risk through the creation of credit risk transfer assets (“CRTs”). CRTs come in two primary series: Structured Agency Credit Risk (“STACRs”) for Freddie Mac and Connecticut Avenue Securities (“CAS”) for Fannie Mae, although other series may be developed in the future. CRTs are typically structured as unsecured general obligations of either entities guaranteed by a government-sponsored stockholder-owned corporation, though not backed by the full faith and credit of the United States (such as by GSEs or special purpose entities), and their cash flows are based on the performance of a pool of reference loans. Unlike traditional residential MBS securities, bond payments typically do not come directly from the underlying mortgages. Instead, the GSEs either make the payments to CRT investors, or the GSEs make certain payments to the special purpose entities and the special purpose entities make payments to the investors. In certain structures, the special purpose entities make payments to the GSEs upon the occurrence of credit events with respect to the underlying mortgages, and the obligation of the special purpose entity to make such payments to the GSE is senior to the obligation of the special purpose entity to make payments to the CRT investors. CRTs are typically floating rate securities and may have multiple tranches with losses first allocated to the most junior or subordinate tranche. This structure results in increased sensitivity to dramatic housing downturns, especially for the subordinate tranches. Many CRTs also have collateral performance triggers (e.g., based on credit enhancement, delinquencies or defaults, etc.) that could shut off principal payments to subordinate tranches. Generally, GSEs have the ability to call all of the CRT tranches at par in 10 years.
In addition, the future of the GSEs is in serious question as the U.S. government is considering multiple options, ranging on a spectrum from significant reform, nationalization, privatization, consolidation or abolishment of the entities. Congress is considering several pieces of legislation that would reform the GSEs, proposing to address their structure, mission, portfolio limits and guarantee fees, among other issues. The FHFA and the U.S. Treasury (through its agreement to purchase GSE preferred stock) have imposed strict limits on the size of GSEs’ mortgage portfolios. In August 2012, the U.S. Treasury amended its preferred stock purchase agreements to provide that the GSEs’ portfolios be wound down at an annual rate of 15% (up from the previously agreed annual rate of 10%), requiring the GSEs to reach the $250 billion target four years earlier than previously planned. (As of February 2017, the GSEs met their interim reduction targets, with Freddie Mac’s balance of $295.4 billion and Fannie Mae’s balance of $268.8 billion.)
MBS may have either fixed or adjustable interest rates. Tax or regulatory changes may adversely affect the mortgage securities market. In addition, changes in the market’s perception of the issuer may affect the value of MBS. The rate of return on MBS may be affected by prepayments of principal on the underlying loans, which generally increase as market interest rates decline; as a result, when interest rates decline, holders of these securities normally do not benefit from appreciation in market value to the same extent as holders of other non-callable debt securities. Because many mortgages are repaid early, the actual maturity and duration of MBS are typically shorter than their stated final maturity and their duration calculated solely on the basis of the stated life and payment schedule. In calculating its dollar-weighted average maturity and duration, a Fund may apply certain industry conventions regarding the maturity and duration of mortgage-backed instruments. Different analysts use different models and assumptions in making these determinations. Increasing market interest rates generally extend the effective maturities of MBS, increasing their sensitivity to interest rate changes.

GuideStone Funds

MBS may be issued in the form of collateralized mortgage obligations (“CMOs”) or CBOs. CMOs are obligations that are fully collateralized, directly or indirectly, by a pool of mortgages; payments of principal and interest on the mortgages are passed through to the holders of the CMOs, although not necessarily on a pro rata basis, on the same schedule as they are received. CBOs are general obligations of the issuer that are fully collateralized, directly or indirectly, by a pool of mortgages. The mortgages serve as collateral for the issuer’s payment obligations on the bonds, but interest and principal payments on the mortgages are not passed through either directly (as with mortgage-backed “pass-through” securities issued or guaranteed by U.S. government agencies or instrumentalities) or on a modified basis (as with CMOs). Accordingly, a change in the rate of prepayments on the pool of mortgages could change the effective maturity or the duration of a CMO but not that of a CBO (although, like many bonds, CBOs may be callable by the issuer prior to maturity). To the extent that rising interest rates cause prepayments to occur at a slower than expected rate, a CMO could be converted into a longer-term security that is subject to greater risk of price volatility.
Governmental, government-related and private entities (such as commercial banks, savings institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers, including securities broker-dealers and special purpose entities that generally are affiliates of the foregoing established to issue such securities) may create mortgage loan pools to back CMOs and CBOs. Such issuers may be the originators and/or servicers of the underlying mortgage loans, as well as the guarantors of the MBS. Pools created by non-governmental issuers generally offer a higher rate of interest than governmental and government-related pools because of the absence of direct or indirect government or agency guarantees. Various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit, may support timely payment of interest and principal of non-governmental pools. Governmental entities, private insurers, and mortgage poolers issue these forms of insurance and guarantees. There can be no assurance that private insurers or guarantors can meet their obligations under insurance policies or guarantee arrangements. A Fund may, consistent with a Fund’s investment objective, policies and limitations and quality standards, consider making investments in new types of MBS as such securities are developed and offered to investors.
Freddie Mac CMOs are debt obligations of Freddie Mac issued in multiple tranches having different maturity dates that are secured by the pledge of a pool of conventional mortgage loans purchased by Freddie Mac. Unlike Freddie Mac PCs, payments of principal and interest on the CMOs are made semiannually, as opposed to monthly. The amount of principal payable on each semiannual payment date is determined in accordance with Freddie Mac’s mandatory sinking fund schedule, which, in turn, is equal to approximately 100% of Federal Housing Administration (FHA) prepayment experience applied to the mortgage collateral pool. All sinking fund payments in the CMOs are allocated to the retirement of the individual tranches of bonds in the order of their stated maturities. Payment of principal on the mortgage loans in the collateral pool in excess of the amount of Freddie Mac’s minimum sinking fund obligation for any payment date are paid to the holders of the CMOs as additional sinking fund payments. This “pass-through” of prepayments has the effect of retiring most CMO tranches prior to their stated final maturity.
If collection of principal (including prepayments) on the mortgage loans during any semiannual payment period is not sufficient to meet Freddie Mac’s minimum sinking fund obligation on the next sinking fund payment date, Freddie Mac agrees to make up the deficiency from its general funds. Freddie Mac has the right to substitute collateral in the event of delinquencies and/or defaults.
Mortgage-Related Securities. Other mortgage-related securities include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, including stripped mortgage-backed securities. Other mortgage-related securities may be equity or debt securities issued by agencies or instrumentalities of the U.S. government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks, partnerships, trusts and special purpose entities of the foregoing.
Mortgage Dollar Rolls. The Bond Funds may enter into mortgage dollar rolls. A Fund may purchase pools of mortgage securities for future settlement, generally 30 to 60 days. Please refer to the section entitled “Forward
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Commitments, When-Issued Securities and Delayed-Delivery Transactions” in this SAI. In a mortgage “dollar roll,” a Fund sells these mortgages for delivery prior to settlement and simultaneously agrees to repurchase substantially similar (i.e., same type and coupon) but not identical securities on a specified future date from the same party. To be considered similar, the securities returned to a Fund, generally must: (1) be collateralized by the same types of underlying mortgages; (2) be issued by the same agency and be part of the same program; (3) have a similar original stated maturity; (4) have identical net coupon rates; (5) have similar market yields (and therefore price); and (6) satisfy “good delivery” requirements, meaning that the aggregate principal amounts of the securities delivered and received back must be within a certain percentage of the initial amount delivered. During the period before the repurchase, a Fund forgoes principal and interest payments on the securities. A Fund is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the “drop”), as well as by the interest earned on the investments which have been set aside to cover the amount due at settlement. Another possible reason a Fund may enter into these transactions is to gain the economic benefit from the ownership of mortgage pools while avoiding the administrative cost of accounting for monthly principal and interest payments.
The market value of the mortgage pools may rise prior to the future settlement date which would benefit the Bond Funds. Conversely, the value of the mortgage pools could fall in which case a Fund would incur a loss in market value. Cash, which would be used to purchase the mortgages, will be invested in instruments that are permissible investments for the applicable Fund. Each Fund will hold and maintain, until the settlement date, segregated cash or liquid assets in an amount equal to its forward purchase price.
Mortgages purchased for forward delivery involve certain risks, including a risk that the counterparty will be unable or unwilling to complete the transaction as scheduled, which may result in losses to a Fund. There is no assurance that mortgage dollar rolls will be economically beneficial to a Fund.
Municipal Instruments. The Bond Funds may invest in obligations issued or guaranteed by municipalities and states. Municipal instruments are generally issued to finance public works, such as airports, bridges, highways, housing, health-related entities, transportation-related projects, educational programs, water and pollution control and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses and to make loans to other public institutions and for other facilities. Municipal instruments include private activity bonds issued by or on behalf of public authorities.
Private activity bonds are, or have been, issued to obtain funds to provide, among other things, privately operated housing facilities, pollution control facilities, convention or trade show facilities, mass transit, airport, port or parking facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. Private activity bonds are also issued to privately held or publicly owned corporations in the financing of commercial or industrial facilities. State and local governments are authorized in most states to issue private activity bonds for such purposes in order to encourage corporations to locate within their communities. The principal and interest on these obligations may be payable from the general revenues of the users of such facilities.
Municipal instruments include both “general” and “revenue” obligations. General obligations are secured by the issuer’s pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue obligations are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as lease revenue payments from the user of the facility being financed. Private activity bonds are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of a private activity bond is usually directly related to the credit standing of the private user of the facility involved.
The Bond Funds may also invest in “moral obligation” bonds, which are normally issued by special purpose public authorities. If the issuer of a moral obligation bond is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund (if such a fund has been established), the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

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Within the principal classifications of municipal instruments described above there are a variety of categories, including municipal bonds, municipal notes, municipal leases, custodial receipts and participation certificates. Municipal notes include tax, revenue and bond anticipation notes of short maturity, generally less than three years, which are issued to obtain temporary funds for various public purposes. Municipal leases and participation certificates are obligations issued by state or local governments or authorities to finance the acquisition of equipment and facilities. Participation certificates may represent participations in a lease, an installment purchase contract or a conditional sales contract. Certain municipal lease obligations (and related participation certificates) may include “non-appropriation” clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Custodial receipts are underwritten by securities dealers or banks and evidence ownership of future interest payments, principal payments or both on certain municipal securities. Municipal leases (and participations in such leases) present the risk that a municipality will not appropriate funds for the lease payments.
An issuer’s obligations under its municipal instruments are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, that may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on, and principal of, its municipal instruments may be materially adversely affected by litigation or other conditions.
Certain of the municipal instruments held by a Fund may be insured as to the timely payment of principal and interest. The insurance policies will usually be obtained by the issuer of the municipal instrument at the time of its original issuance. If the issuer defaults on an interest or principal payment, the insurer will be notified and will be required to make payment to the bondholders. There is, however, no guarantee that the insurer will meet its obligations. In addition, such insurance will not protect against market fluctuations caused by changes in interest rates and other factors.
In addition, municipal instruments may be backed by letters of credit or guarantees issued by domestic or foreign banks or other financial institutions that are not subject to federal deposit insurance. Adverse developments affecting the banking industry generally or a particular bank or financial institution that has provided its credit or guarantee with respect to a municipal instrument held by a Fund, including a change in the credit quality of any such bank or financial institution, could result in a loss to the Fund and adversely affect the value of its shares. As described in the section entitled “Foreign Securities and Obligations” in this SAI, letters of credit and guarantees issued by foreign banks and financial institutions involve certain risks in addition to those of similar instruments issued by domestic banks and financial institutions.
The Bond Funds may invest in municipal leases, which may be considered liquid under guidelines established by the Board of Directors. The guidelines will provide for determination of the liquidity of a municipal lease obligation based on factors including the following: (1) the frequency of trades and quotes for the obligation; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer. A Fund, under the supervision of the Sub-Adviser, will also consider the continued marketability of a municipal lease obligation based upon an analysis of the general credit quality of the municipality issuing the obligation and the essentiality to the municipality of the property covered by the lease.
Currently, it is not the intention of any Bond Fund to invest more than 25% of the value of its total assets in municipal instruments whose issuers are in the same state.
Natural Resources Companies and Commodities. A Fund may purchase securities of companies in the natural resources and commodities industries. Natural resources industries and commodities markets may be significantly affected by (often rapid) changes in supply of, or demand for, various natural resources and commodities. They may also be affected by changes in commodity prices; changes in exchange rates, interest rates and inflation rates;
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market speculation; international political and economic developments (such as political events affecting access to natural resources, acts of war and terrorism); environmental incidents; energy conservation; depletion of natural resources; the success of exploration projects; and tax and other government regulations. As such, the securities of companies in the natural resources industry may experience more price volatility than securities of companies in other industries, and the prices of commodities may experience volatility due to supply and demand disruptions in major producing or consuming regions.
Negative Interest Rates. Recently, certain countries have experienced negative interest rates on deposits and debt instruments that have traded at negative yields. Negative interest rates may become more prevalent among non-U.S. issuers, and potentially within the United States, if these economies experience deflationary conditions. The imposition of negative interest rates is used as a monetary policy tool to encourage economic growth during periods of deflation. These market conditions may increase a Bond Fund’s (and includes the Money Market Fund for purposes of this paragraph) exposures to the risks associated with rising interest rates. To the extent a Fund has a bank deposit or holds a debt instrument with a negative interest rate to maturity, the Fund could generate a negative return on that investment. A number of factors may contribute to debt instruments trading at a negative yield including, but not limited to, central bank monetary policies intended to help create self-sustaining growth in the local economy. While negative yields can be expected to reduce demand for fixed income investments trading at a negative interest rate, investors may be willing to continue to purchase such investments for a number of reasons including, but not limited to, price insensitivity, arbitrage opportunities across fixed income markets or rules-based investment strategies. If negative interest rates become more prevalent in the market, it is expected that investors will seek to reallocate assets to other income-producing assets such as investment grade and high-yield debt instruments, or equity investments that pay a dividend. This increased demand for higher yielding assets may cause the price of such instruments to rise while triggering a corresponding decrease in yield and the value of debt instruments over time. In addition, a move to higher yielding investments may cause investors, including a Fund, to seek fixed income investments with longer duration and/or potentially reduced credit quality in order to seek the desired level of yield. These considerations may limit a Fund’s ability to locate fixed income instruments containing the desired risk/return profile. Changing interest rates, including, but not limited to, rates that fall below zero, could have unpredictable effects on the markets and may expose fixed income and related markets to heightened volatility and potential illiquidity. For funds, such as the Money Market Fund, that seek to maintain a stable $1.00 share price, a low or negative interest rate environment could impact a fund's ability to do so. During a negative interest rate environment, which causes a fund to a have a negative gross yield, such funds may reduce the number of shares outstanding on a pro rata basis through reverse distribution mechanisms or other mechanisms to seek to maintain a stable $1.00 price per share, subject to Board approval and to the extent permissible by applicable law and its organizational documents. A fund that implements share cancellation would continue to maintain a stable $1.00 share price by use of the amortized cost method of valuation and/or penny rounding method but the value of an investor's investment would decline if the fund reduced the number of shares held by the investor. After a cancellation of shares, the basis of cancelled shares would be added to the basis of shareholders' remaining fund shares, and any shareholders disposing of shares at that time may recognize a capital loss unless the “wash sale” rules apply. Dividends, including dividends reinvested in additional shares of a fund, will nonetheless be fully taxable, even if the number of shares in shareholders' accounts has been reduced through share cancellation. Due to a lack of guidance regarding share cancellation, however, the tax consequences of such cancellation of shares to a fund and its shareholders is unclear and may differ from that just described. Alternatively, a fund may discontinue using the amortized cost method of valuation to maintain a stable $1.00 price per share and establish a fluctuating NAV per share rounded to four decimal places by using available market quotations or equivalents. If a fund were to float its NAV, it would no longer maintain a stable $1.00 share price and instead have a share price that fluctuates. An investor in a fund that floats its NAV would lose money if the investor sells their shares when they are worth less than what the investor originally paid for them.
Portfolio Turnover Rate. The higher the portfolio turnover, the higher the overall brokerage commissions, dealer mark-ups and mark-downs and other direct transaction costs incurred. The Adviser and Sub-Advisers do take these costs into account since they affect overall investment performance. However, portfolio turnover may vary greatly from year to year as well as within a particular year and may be affected by changes in the holdings of specific issuers, changes in country and currency weightings and cash requirements for redemption of shares.

GuideStone Funds

Portfolio turnover rates for the Select Funds may be higher than those of mutual funds with a single manager. The Funds are not restricted by policy with regard to portfolio turnover and will make changes in their investment portfolio from time to time as business and economic conditions as well as market prices may dictate. During the last two fiscal years, certain Funds had significant variation in portfolio turnover: (i) the MyDestination 2025 Fund experienced higher turnover in 2023 as a result of asset allocation changes to the underlying investments within the Fund's asset classes; (ii) the MyDestination 2035 Fund, MyDestination 2045 Fund and MyDestination 2055 Fund experienced higher turnover in 2024 as a result of asset allocation changes to the underlying investments within each Fund's asset classes; (iii) the Conservative Allocation Fund experienced significantly higher turnover in 2023 as a result of allocation changes to the underlying investments within the Fund’s asset classes; (iv) the Aggressive Allocation Fund experienced significantly higher turnover in 2024 as a result of allocation changes to the underlying investments within the Equities asset class; (v) the Impact Bond Fund experienced high turnover in 2023 as a result of shareholder activity; (vi) the Defensive Market Strategies Fund experienced higher turnover in 2023 as a result of repositioning the Fund to improve upon its risk-adjusted return profile; (vii) the Value Equity Index Fund and the Growth Equity Index Fund each experienced higher turnover in 2024 as a result of shareholder activity; and (viii) the Value Equity Fund experienced higher turnover in 2024 due to a Sub-Adviser change within the Fund.
Preferred Stocks. The Bond Funds, Equity Funds and Strategic Alternatives Fund may invest in preferred stock. Preferred stockholders have a greater right to receive liquidation payments, and usually dividends, than do common stockholders. However, preferred stock is subordinated to the liabilities of the issuer in all respects. Preferred stock may or may not be convertible into common stock.
As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element will decline as interest rates and perceived credit risk rises. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics.
Private Investments. The Funds may invest in equity and debt securities that are exempt from registration under the 1933 Act and are typically excluded from the definition of investment company under the 1940 Act. These private investments are generally available only to accredited investors, such as the Funds and other institutional investors.
Privately Placed and Restricted Securities. The Equity Funds’ investments may include privately placed or restricted securities, which are subject to resale restrictions. These securities will have the effect of increasing the level of illiquidity to the extent a Fund may be unable to sell or transfer these securities due to restrictions on transfers or on the ability to find buyers interested in purchasing the securities. The illiquidity of the market, as well as the lack of publicly available information regarding these securities, may also adversely affect the ability to arrive at a fair value for certain securities at certain times and could make it difficult for a Fund to sell certain securities.
An Equity Fund may invest in a private investment in public equity (“PIPE”), in which the Fund purchases stock in a private placement of securities. There is a risk that if the market price drops below a set threshold, the company may have to issue additional stock at a significantly reduced price, which may dilute the value of the Fund’s investment. PIPE transactions typically involve the purchase of securities directly from a publicly traded company or its affiliates in a private placement transaction, typically at a discount to the market price of the company’s common stock. Equity issued in this manner is often subject to transfer restrictions and is therefore less liquid than equity issued through a registered public offering. In a PIPE transaction, the Fund may bear the price risk from the time of pricing until the time of closing. The Fund may be subject to lock-up agreements, which could last many months, that prohibit transfers for a fixed period of time. In addition, because the sale of the securities in a PIPE transaction is not registered under the 1933 Act, the securities are “restricted” and cannot be immediately resold by the investors into the public markets. The Fund may enter into a registration rights agreement with the issuer pursuant to which the issuer commits to file a resale registration statement allowing the Fund to publicly resell its securities. Accordingly, PIPE securities may be deemed illiquid. However, the ability of
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the Fund to freely transfer the shares is conditioned upon, among other things, the SEC’s preparedness to declare the resale registration statement effective covering the resale, from time to time, of the shares sold in the private financing and the issuer’s right to suspend the Fund’s use of the resale registration statement if the issuer is pursuing a transaction or some other material non-public event is occurring. Accordingly, PIPE securities may be subject to risks associated with illiquid securities. A PIPE may contain provisions that the issuer will pay specified financial penalties to the holder if the issuer does not publicly register the restricted equity security within a specified period of time, but there is no assurance that the restricted equity security will be publicly registered, or that the registration will remain in effect.
Real Estate Investments. Each Select Fund may invest in real estate investment trusts (“REITs”) and other real estate-related securities. The Global Real Estate Securities Fund invests at least 80% of its net assets in equity securities of REITs and other real estate-related companies. For purposes of the Global Real Estate Securities Fund’s investment policies, a real estate related company is one that derives at least 50% of its revenue from, or has at least 50% of the value of its assets in, real estate, including the ownership, construction, management or sale of real estate. A REIT is a company dedicated to owning, and usually operating, income-producing real estate or to financing real estate.
REITs can generally be classified as equity REITs, mortgage REITs or hybrid REITs. Equity REITs invest directly in real property, while mortgage REITs invest in mortgages on real property. Hybrid REITs combine the characteristics of both equity REITs and mortgage REITs. The Global Real Estate Securities Fund invests primarily in equity REITs, but may also invest in mortgage and hybrid REITs. These equity securities can consist of common stocks (including REIT and other real estate related securities), rights or warrants to purchase common stocks, securities convertible into common stocks where the conversion feature represents a significant element of the securities’ value and preferred stocks. REITs may be subject to certain risks associated with the direct ownership of real estate, including declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses and variations in rental income. Generally, increases in interest rates will decrease the value of high-yielding securities and increase the costs of obtaining financing, which could decrease the value of a REIT’s investments. In addition, equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of credit extended.
Equity and mortgage REITs are dependent upon management skill and are subject to the risks of financing projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting investments.
Adverse economic, business or political developments affecting the real estate sector could have a major effect on the value of a Fund’s investments. REITs pool investors’ funds for investment primarily in income-producing real estate or real estate loans or interests. A tax-qualified REIT is not taxed on its net income and net realized gains it distributes to its shareholders if it complies with several requirements relating to its organization, ownership, diversification of assets and sources of income and a requirement that it distribute to its shareholders at least 90% of the sum of its taxable income (other than net capital gain) plus certain “net income from foreclosure property” for each taxable year. A Fund will not invest in real estate directly but only in securities issued by real estate and real estate-related companies, except that a Fund may hold real estate and sell real estate acquired through default, liquidation or other distributions of an interest in real estate as a result of the Fund’s ownership of securities issued by real estate or real estate-related companies.
In addition, a U.S. REIT could possibly fail to qualify for the beneficial tax treatment available to REITs under the Internal Revenue Code of 1986, as amended (the “Code”), or to maintain its exemption from registration under the 1940 Act, and foreign REITs could possibly fail to qualify for any beneficial tax treatments available in their local jurisdictions. For example, Japanese REITs (“J-REITs”) are subject to complex tax regulation in Japan and a failure to comply with those requirements could disqualify the J-REIT from special tax benefits and reduce the amount available for distribution to J-REIT investors.

GuideStone Funds

Recent Market Conditions. The financial markets in which the Funds invest are subject to price volatility that could cause losses in a Fund. Market volatility may result from a variety of factors.
Global economies and financial markets are increasingly interconnected, which increases the possibilities that political, economic and other conditions (including, but not limited to, natural disasters, pandemics, epidemics and social unrest) in one country or region might adversely impact issuers in a different country or region.
The novel coronavirus (“COVID-19”), first detected in December 2019, rapidly became a pandemic and resulted in disruptions to the economies of many nations, individual companies and the markets in general, the overall impact of which is still undetermined. The effects of COVID-19 and other such future infectious diseases in certain regions or countries may be greater or less due to the nature or level of their public health response or due to other factors. Health crises highlighted by COVID-19 or caused by future infectious diseases may exacerbate other pre-existing political, social and economic risks in certain countries. The impact of such health crises may be quick, severe and of unknowable duration. Other epidemics and pandemics that may arise in the future could result in continued volatility in the financial markets and lead to increased levels of Fund redemptions, which could have a negative impact on the Funds and could adversely affect a Fund’s performance.
High public debt in the United States and other countries creates ongoing systemic and market risks and policymaking uncertainty.
A potential slowdown in global economic growth could impact the equity and fixed income securities markets in some ways unforeseen. Following a period of accommodative policy from the Federal Reserve involving several interest rate cuts, the Federal Reserve raised rates multiple times in an effort to combat inflation in the U.S. economy. Though the Federal Reserve has since lowered interest rates slightly, it is unclear if such lowering will continue. Changes to the monetary policy by the Federal Reserve or other regulatory actions could expose fixed income and related markets to heightened volatility, interest rate sensitivity and reduced liquidity, which may impact a Fund's operations and return potential. The potential economic weakness across the globe could be problematic as traditional catalysts, including stimulating fiscal and monetary policies, would most likely be limited going forward which could put pressure on corporate earnings, and in turn, prices of equity securities. A synchronized global economic slowdown could also put pressure on fixed income securities as deteriorating corporate health could lead to spread widening (causing bond prices to fall) and higher default levels.
There is continuing uncertainty regarding the ramifications of Brexit. On January 31, 2020, the UK officially withdrew from the EU, subject to a transitional period that ended December 31, 2020. On May 1, 2021, the UK and EU formally entered into the EU-UK Trade and Cooperation Agreement, which principally relates to the trading of goods rather than services, including financial services. Many aspects of the future of the UK’s relationship with the EU, as well as with other countries and regions, remain subject to nascent memorandums of understanding, agreements and/or further negotiation, resulting in uncertainties relating to the UK’s future economic, trading and legal relationships. As the outcomes of such agreements and future negotiations remain unclear, the effects on the UK, EU and the broader global economy are difficult to determine at this time. While the full impact of Brexit is unknown, Brexit has already resulted in volatility in European and global markets, disruptions in supply chains and declines in UK imports and exports with EU countries. Brexit may continue to cause greater market volatility and illiquidity, currency fluctuations, impacts on arrangements for trading and on other existing cross-border cooperation arrangements (whether economic, tax, fiscal, legal, regulatory or otherwise), and in potentially lower growth for companies in the UK, EU and globally, which could adversely affect the value and liquidity of a Fund’s investments.
In addition, if one or more other countries were to exit the EU or abandon the use of the euro as a currency, the value of investments tied to those countries, or the euro, could decline significantly and unpredictably. Other economic challenges facing the region include high levels of public debt, significant rates of unemployment, aging populations and heavy regulation in certain economic sectors. European policy makers have taken unprecedented steps to respond to the economic crisis and to boost growth in the region. While certain measures have been proposed and/or implemented within the UK and EU, which are designed to minimize disruption in the
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financial markets, it is not currently possible to determine whether such measures will achieve their intended effects, which could negatively affect the value of a Fund's investments.
The imposition of sanctions, exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) and other government restrictions by the United States, other nations or other governmental entities (including supranational entities) with respect to certain countries or issuers in various sectors of certain foreign countries may limit a Fund’s investment opportunities, impairing the Fund’s ability to invest in accordance with its investment strategy and/or to meet its investment objective, as well as adversely impacting the value of the impacted investments. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible for the Adviser or a Sub-Adviser to predict. Such developments could contribute to the devaluation of a country’s currency, a downgrade in the credit ratings of issuers in such country, or a decline in the value and liquidity of securities of issuers in that country. An imposition of sanctions upon, or other government actions impacting, certain countries or issuers could result in: (i) an immediate freeze on certain securities, impairing the ability of a Fund to buy, sell, receive or deliver those securities; or (ii) other limitations on a Fund’s ability to invest or hold such securities.
There have been recent instances of restrictions on investments in foreign and domestic companies. For example, on June 3, 2021, former President Biden issued an Executive Order prohibiting U.S. persons from purchasing or selling publicly traded securities (including publicly traded securities that are derivative of, or are designed to provide exposure to, such securities) of any Chinese company identified as a Chinese Military Industrial Complex Company. The universe of affected securities can change from time to time. As a result of an increase in the number of investors seeking to sell such securities, or because of an inability to participate in an investment that the Adviser or a Sub-Adviser otherwise believes is attractive, a Fund may incur losses. Certain securities that are or become designated as prohibited securities may have less liquidity as a result of such designation and the market price of such prohibited securities may decline, potentially causing losses to a Fund. Further, actions by the U.S. government, such as delisting of certain companies from U.S. securities exchanges or otherwise restricting their operations in the United States, may negatively impact the value of such securities held by a Fund. The U.S has also recently been engaged in escalating trade disputes. For example, on April 2, 2025, President Trump announced a sweeping increase in tariffs on U.S. trading partners. While President Trump announced a 90-day suspension on many of the newly implemented tariffs shortly thereafter, he simultaneously directed an increase on those levied upon Chinese imports. In turn, China introduced its own retaliatory tariffs on the United States. These measures are representative of escalating trade tensions between the United States and its trading partners, particularly between the United States and China. Because of their evolving nature and because the impact of these events on the markets has been widespread, it may be difficult to identify both risks and opportunities using past models of the interplay of market forces or to predict the duration of these market conditions. Unexpected political and diplomatic events within the United States and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.
Repurchase Agreements. Each Fund may agree to purchase portfolio securities from financial institutions subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price (“repurchase agreements”). Repurchase agreements are considered to be loans under the 1940 Act. Although the securities subject to a repurchase agreement may bear maturities exceeding one year, settlement for the repurchase agreement will never be more than one year after a Fund’s acquisition of the securities and normally will be within a shorter period of time. Securities subject to repurchase agreements are held either by the Fund’s custodian or subcustodian (if any) or in the Fed/Treasury Book-Entry System. The seller under a repurchase agreement will be required to maintain the value of the securities subject to the agreement in an amount exceeding the repurchase price (including accrued interest). Default by the seller would, however, expose a Fund to possible loss because of adverse market action or delay and costs in connection with the disposition of the underlying obligations.
Reverse Repurchase Agreements. Each Select Fund may borrow funds by selling portfolio securities to financial institutions such as banks and broker/dealers and agreeing to repurchase them at a mutually specified date and

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price (“reverse repurchase agreement”). The Funds may use the proceeds of a reverse repurchase agreement to purchase other securities either maturing, or under an agreement to resell, on a date simultaneous with or prior to the expiration of the reverse repurchase agreement. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the repurchase price. A Fund will pay interest on amounts obtained pursuant to a reverse repurchase agreement.
Rights and Warrants Risk. Rights and warrants may be considered more speculative than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the underlying securities that may be purchased nor do they represent any rights in the assets of the issuing company. Also, the value of a right or warrant does not necessarily change with the value of the underlying securities, and a right or warrant ceases to have value if it is not exercised prior to the expiration date. If a right or warrant held by a Fund is not exercised by the date of its expiration, the Fund would lose the entire purchase price of the right or warrant. The market for warrants and rights may be very limited, and there may, at times, not be a liquid secondary market for warrants and rights.
Securities Lending. The Select Funds may lend portfolio securities provided the aggregate market value of securities loaned will not at any time exceed 33 1/3% of the total assets of the Fund. Pursuant to a Securities Lending Authorization Agreement with Northern Trust, the Select Funds may lend portfolio securities to certain brokers, dealers and other financial institutions that pay the Select Funds a negotiated fee. When loaning securities, the Select Funds retain the benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. The Select Funds also have the ability to terminate the loans at any time and can do so in order to vote proxies or sell the securities. The Select Funds receive cash or U.S. government securities, such as U.S. Treasury Bills and U.S. Treasury Notes, as collateral against the loaned securities in an amount at least equal to the market value of the loaned securities. The adequacy of the collateral is monitored on a daily basis, and the market value of the securities loaned is determined at the close of each business day. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. Cash collateral has been invested in a short-term government money market fund managed by an affiliate of The Northern Trust Company, which invests 99.5% or more of its total assets in U.S. government securities.
The securities lending agreements with borrowers permit the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Fund to the same counterparty against amounts to be received and create one single net payment due to or from the Fund. Securities lending transactions pose certain risks to the Funds. There is a risk that a borrower may default on its obligations to return loaned securities. A Fund will be responsible for the risks associated with the investment of cash collateral, including any collateral invested in an unaffiliated or affiliated money market fund. A Fund may lose money on its investment of cash collateral or may fail to earn sufficient income on its investment to meet obligations to the borrower. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with a Fund’s ability to vote proxies or to settle transactions.
Securities Ratings Information. The Funds may use ratings from rating agencies to assist in determining whether to purchase, sell or hold a security. Ratings are general and are not absolute standards of quality. There is no guarantee that the ratings provided by these agencies will necessarily provide an accurate reflection of the credit quality of the securities that they rate. The Money Market Fund will limit its investments to securities that, at the time of acquisition, are “Eligible Securities” (as defined in Rule 2a-7 under the 1940 Act) as determined by the Sub-Adviser.
Short Sales. In these transactions, a Fund sells a security it does not own in anticipation of a decline in the market value of the security. The International Equity Fund may establish short positions in stocks of foreign companies with a market value of up to 10% of the Fund’s assets. The Strategic Alternatives Fund may establish short positions in stocks of companies with a market value of up to 40% of the Fund’s assets. The Defensive Market Strategies Fund may establish short positions in stocks of companies with a market value of up to 30% of its assets. The Bond Funds and Strategic Alternatives Fund may sell short U.S. Treasury securities and derivatives
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such as, but not limited to, swaps, futures contracts and currency forwards, to manage risk (e.g., duration, currency, credit, etc.). To complete a short sale transaction, a Fund must borrow the security to make delivery to the buyer. The Fund is obligated to replace the security borrowed by purchasing it subsequently at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund, which would result in a loss or gain, respectively.
While short sales by a Fund create opportunities to increase the Fund’s return, at the same time, they involve specific risk considerations. Since the Fund in effect profits from a decline in the price of the securities sold short without the need to invest the full purchase price of the securities on the date of the short sale, the Fund’s NAV per share tends to increase more when the securities it has sold short decrease in value, and to decrease more when the securities it has sold short increase in value, than would otherwise be the case if it had not engaged in such short sales. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the Fund may be required to pay in connection with the short sale. Short sales theoretically involve unlimited loss potential, as the market price of securities sold short may continually increase, although the Fund may mitigate such losses by replacing the securities sold short before the market price has increased significantly. Under adverse market conditions, the Fund might have difficulty purchasing securities to meet its short sale delivery obligations and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales.
Small Company Securities. The Small Cap Equity Fund, which invests mainly (at least, and typically more than 80% of its net assets, plus borrowing for investment purposes, if any) in securities issued by smaller companies, and the Global Real Estate Securities Fund and Emerging Markets Equity Fund are principally subject to the risks associated with investments in securities of small capitalization companies. All of the other Equity Funds and Strategic Alternatives Fund may also invest in securities issued by smaller companies. Investing in the securities of smaller companies involves greater risk, portfolio price volatility and cost. Historically, small capitalization stocks and stocks of recently organized companies have been more volatile in price than the larger capitalization stocks included in the S&P 500® Index. Among the reasons for this greater price volatility are the lower degree of market liquidity (the securities of companies with small stock market capitalizations may trade less frequently and in limited volume) and the greater sensitivity of small companies to changing economic conditions. For example, these companies are associated with higher investment risk due to the greater business risks of small size and limited product lines, markets, distribution channels and financial and managerial resources.
The values of small company stocks will frequently fluctuate independently of the values of larger company stocks. Small company stocks may decline in price as large company stock prices rise, or rise in price as large company stock prices decline. You should, therefore, expect that because the NAV of the Small Cap Equity Fund’s, Global Real Estate Securities Fund’s and Emerging Markets Equity Fund’s shares will be more volatile than, and may fluctuate independently of, broad stock market indexes such as the S&P 500® Index.
The additional costs associated with the acquisition of small company stocks include brokerage costs, market impact costs (that is, the increase in market prices which may result when a Fund purchases thinly traded stock) and the effect of the “bid-ask” spread in small company stocks. These costs will be borne by all shareholders and may negatively impact investment performance.
The Impact Equity Fund may also invest in small- or micro-capitalization companies and funds, including start-up funds that have no operating history and a limited basis upon which to evaluate the return and impact of the investment. There are increased investment and non-investment risks associated with such investments. Among other things, for example, such funds may not be able to gather sufficient assets to make investments with the breadth and depth of impact and return that their managers intend.
Special Purpose Acquisition Companies. The Select Funds (except the Money Market Fund) may invest in stock, warrants and other securities of special purpose acquisition companies (“SPACs”) or similar special purpose entities that pool funds to seek potential acquisition opportunities. A SPAC is typically a publicly traded company

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that raises funds through an initial public offering (“IPO”) for the purpose of acquiring or merging with another company to be identified subsequent to the SPAC’s IPO. The securities of a SPAC are often issued in “units” that include one share of common stock and one right or warrant (or partial right or warrant) conveying the right to purchase additional shares or partial shares. Unless and until a transaction is completed, a SPAC generally invests its assets (less a portion retained to cover expenses) in U.S. government securities, money market funds and similar investments. If an acquisition or merger that meets the requirements for the SPAC is not completed within a pre-established period of time, the invested funds are returned to the SPAC’s shareholders, less certain permitted expenses, and any rights or warrants issued by the SPAC will expire worthless.
Because SPACs and similar entities are in essence blank check companies without operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. An investment in a SPAC is subject to a variety of risks, including that (i) a portion of the monies raised by the SPAC for the purpose of effecting an acquisition or merger may be expended prior to the transaction for payment of taxes and other expenses; (ii) prior to any acquisition or merger, a SPAC’s assets are typically invested in U.S. government securities, money market funds and similar investments whose returns or yields may be significantly lower than those of a Fund’s other investments; (iii) a Fund generally will not receive significant income from its investments in SPACs (both prior to and after any acquisition or merger) and, therefore, a Fund’s investments in SPACs will not significantly contribute to a Fund’s distributions to shareholders; (iv) attractive acquisition or merger targets may become scarce if the number of SPACs seeking to acquire operating businesses increases; (v) an attractive acquisition or merger target may not be identified at all, in which case the SPAC will be required to return any remaining monies to shareholders; (vi) if an acquisition or merger target is identified, a Fund may elect not to participate in, or vote to approve, the proposed transaction or a Fund may be required to divest its interests in the SPAC, due to regulatory or other considerations, in which case a Fund may not reap any resulting benefits; (vii) the warrants or other rights with respect to the SPAC held by a Fund may expire worthless or may be redeemed by the SPAC at an unfavorable price; (viii) any proposed merger or acquisition may be unable to obtain the requisite approval, if any, of SPAC shareholders and/or antitrust and securities regulators; (ix) under any circumstances in which a Fund receives a refund of all or a portion of its original investment (which typically represents a pro rata share of the proceeds of the SPAC’s assets, less any applicable taxes), the returns on that investment may be negligible, and a Fund may be subject to opportunity costs to the extent that alternative investments would have produced higher returns; (x) to the extent an acquisition or merger is announced or completed, shareholders who redeem their shares prior to that time may not reap any resulting benefits; (xi) a Fund may be delayed in receiving any redemption or liquidation proceeds from a SPAC to which it is entitled; (xii) an acquisition or merger once effected may prove unsuccessful and an investment in the SPAC may lose value; (xiii) an investment in a SPAC may be diluted by additional later offerings of interests in the SPAC or by other investors exercising existing rights to purchase shares of the SPAC; (xiv) only a thinly traded market for shares of or interests in a SPAC may develop, or there may be no market at all, leaving a Fund unable to sell its interest in a SPAC or to sell its interest only at a price below what the Fund believes is the SPAC interest’s intrinsic value; and (xv) the values of investments in SPACs may be highly volatile and may depreciate significantly over time.
In addition, from time to time, a Fund may serve as an “anchor” investor by purchasing a significant portion of the units offered in a SPAC’s IPO. A Fund may also purchase private warrants from a SPAC and/or enter into a forward purchase agreement or similar arrangement through which the Fund makes a non-binding commitment to purchase additional units of the SPAC in the future. In exchange, a Fund receives certain private rights and other interests issued by a SPAC (commonly referred to as “founder shares”). Founder shares are generally subject to all of the risks described above (including the risk that the founder shares will expire worthless to the extent an acquisition or merger is not completed). Founder shares are also subject to restrictions on transferability, which significantly reduces their liquidity. In addition, a Fund may be required to forfeit all or a portion of any founder shares it holds, including, for example, (i) if the Fund does not purchase additional units of the SPAC pursuant to the terms of any forward purchase agreement it enters into; (ii) if the Fund sells shares that it purchased in the IPO prior to the SPAC effecting a merger or acquisition; or (iii) if the SPAC’s sponsor forfeits its founders shares to effect a merger or acquisition.
Statement of Additional Information

Stripped Obligations. The U.S. Treasury has facilitated transfers of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and principal payments on U.S. Treasury securities through the Federal Reserve book-entry record-keeping system. This program as established by the U.S. Treasury is known as “STRIPS” or “Separate Trading of Registered Interest and Principal of Securities.” The Select Funds may purchase securities registered in the STRIPS program. Under the STRIPS program, the Funds are able to have their beneficial ownership of zero coupon securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities.
In addition, to the extent consistent with its investment objective and strategies, a Select Fund may acquire U.S. government obligations and their unmatured interest coupons that have been separated (“stripped”) by their holder, typically a custodian bank or investment brokerage firm. Having separated the interest coupons from the underlying principal of the U.S. government obligations, the holder will resell the stripped securities in custodial receipt programs with a number of different names, including “Treasury Income Growth Receipts” (“TIGRs”) and “Certificate of Accrual on Treasury Securities” (“CATS”). The stripped coupons are sold separately from the underlying principal, which is usually sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Fed Bank or, in the case of bearer securities (i.e., unregistered securities that are ostensibly owned by the bearer or holder), in trust on behalf of the owners. Some counsels to the underwriters of certain of these certificates or other evidences of ownership of U.S. Treasury securities generally have stated that, in their opinion, purchasers of the stripped securities most likely will be deemed the beneficial holders of the underlying U.S. government obligations for federal income tax purposes. The Funds are unaware of any binding legislative, judicial or administrative authority on this issue.
The Select Funds may buy U.S. Treasury inflation-indexed securities, including through the Fund’s cash overlay program. When a Fund buys inflation-indexed securities, the U.S. Treasury pays the Fund interest on the inflation-adjusted principal amount. Competitive bidding before the security’s issue determines the fixed interest or coupon rate. At maturity, the U.S. Treasury redeems the Fund’s securities at their inflation-adjusted principal or par amount, whichever is greater. U.S. Treasury securities are backed by the full faith and credit of the U.S. government. Every six months, the U.S. Treasury will pay interest based on a fixed rate of interest at auction. Semiannual interest payments are determined by multiplying the inflation-adjusted principal amount by one-half the stated rate of interest on each interest payment date.
Other types of stripped securities may be purchased by the Bond Funds and Money Market Fund, including stripped mortgage-backed securities (“SMBS”). SMBS are usually structured with two or more classes that receive different proportions of the interest and principal distributions from a pool of mortgage-backed obligations. A common type of SMBS will have one class receiving all of the interest payments (“interest only”) while the other class receives all of the principal repayments (“principal only”). However, in some instances, one class will receive some of the interest and most of the principal while the other class will receive most of the interest and the remainder of the principal. If the underlying obligations experience greater than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment in these securities. The market value of the class consisting entirely of principal payments generally is extremely volatile in response to changes in interest rates. The yield on a class of SMBS that receives all or most of the interest is generally higher than prevailing market yields on other mortgage-backed obligations because its cash flow patterns are also volatile and there is a risk that the initial investment will not be fully recouped. SMBS issued by the U.S. government (or a U.S. government agency or instrumentality) may be considered liquid under guidelines established by the Board of Directors if they can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of the NAV per share.
Structured Notes. The Bond Funds, Strategic Alternatives Fund and Defensive Market Strategies Fund may invest in a broad category of instruments known as “structured notes.” These instruments are debt obligations issued by entities such as industrial corporations, financial institutions or governmental or international agencies. Traditional

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debt obligations typically obligate the issuer to repay the principal plus a specified rate of interest. Structured notes, by contrast, obligate the issuer to pay amounts of principal or interest that are determined by reference to changes in some external factor or factors, or the principal and interest rate may vary from the stated rate because of changes in these factors. For example, the issuer’s obligations could be determined by reference to changes in certain factors such as a foreign currency, an index of securities (such as the S&P 500® Index) or an interest rate (such as the U.S. Treasury bill rate). In some cases, the issuer’s obligations are determined by reference to changes over time in the difference (or “spread”) between two or more external factors (such as the U.S. prime lending rate and the total return of the stock market in a particular country, as measured by a stock index). In some cases, the issuer’s obligations may fluctuate inversely with changes in an external factor or factors (for example, if the U.S. prime lending rate goes up, the issuer’s interest payment obligations are reduced). In some cases, the issuer’s obligations may be determined by some multiple of the change in an external factor or factors (for example, three times the change in the U.S. Treasury bill rate). In some cases, the issuer’s obligations remain fixed (as with a traditional debt instrument) so long as an external factor or factors do not change by more than the specified amount (for example, if the value of a stock index does not exceed some specified maximum), but if the external factor or factors change by more than the specified amount, the issuer’s obligations may be sharply reduced. Structured notes can serve many different purposes in the management of a Fund. For example, they can be used to increase a Fund’s exposure to changes in the value of assets that the Fund would not ordinarily purchase directly (such as stocks traded in a market that is not open to U.S. investors). Also, they can be used to hedge the risks associated with other investments a Fund holds.
Structured notes involve special risks. As with any debt obligation, structured notes involve the risk that the issuer will become insolvent or otherwise default on its payment obligations. This risk is in addition to the risk that the issuer’s obligations (and thus the value of a Fund’s investment) will be reduced because of adverse changes in the external factor or factors to which the obligations are linked. The value of structured notes will in many cases be more volatile (that is, will change more rapidly or severely) than the value of traditional debt instruments. Volatility will be especially high if the issuer’s obligations are determined by reference to some multiple of change in the external factor or factors. Many structured notes have limited or no liquidity, so that a Fund would be unable to dispose of the investment prior to maturity. As with all investments, successful use of structured notes depends in significant part on the accuracy of the Sub-Adviser’s analysis of the issuer’s creditworthiness and financial prospects, and of the Sub-Adviser’s forecast as to changes in relevant economic financial market conditions and factors. In instances where the issuer of a structured note is a foreign entity, the usual risks associated with investments in foreign securities apply. Structured notes may be considered derivative instruments.
An equity-linked note (“ELN”) is a structured note with a reference rate that is determined by a single stock, a stock index or a basket of stocks. Equity-linked notes combine the protection normally associated with fixed income investments with the potential for capital appreciation normally associated with equity investments. Upon the maturity of the note, the holder generally receives a return of principal based on the capital appreciation of the linked securities. Depending on the terms of the note, equity-linked notes may also have a “cap” or “floor” on the maximum principal amount to be repaid to holders, irrespective of the performance of the underlying linked securities. For example, a note may guarantee the repayment of the original principal amount invested (even if the underlying linked securities have negative performance during the note’s term), but may cap the maximum payment at maturity at a certain percentage of the issuance price or the return of the underlying linked securities. Alternatively, the note may not guarantee a full return on the original principal, but may offer a greater participation in any capital appreciation of the underlying linked securities. The terms of an equity-linked note may also provide for periodic interest payments to holders at either a fixed or floating rate. The secondary market for equity-linked notes may be limited, and the lack of liquidity in the secondary market may make these securities difficult to dispose of and to value. To the extent a Fund invests in equity-linked notes issued by foreign issuers, it will be subject to the risks associated with the debt securities of foreign issuers and with securities denominated in foreign currencies. Equity-linked notes are also subject to default risk and counterparty risk.
A Fund may purchase ELNs that trade on a securities exchange or those that trade on the OTC market, including Rule 144A securities. Exchange-traded notes (“ETNs”), which are typically unsecured and unsubordinated, are a type of structured note. ETNs are generally notes representing debt of a specific issuer, usually a financial
Statement of Additional Information

institution. An ETN’s returns are linked to the performance of one or more underlying indicators, such as a particular market benchmark, strategy or reference asset, minus fees and expenses. ETNs are listed on an exchange and traded in the secondary market. An ETN can be held until the ETN’s maturity, at which time the issuer will pay a return linked to the performance of the specific asset, index or rate (“reference instrument”) to which the ETN is linked minus certain fees. This type of debt security differs from other types of bonds and notes because ETN returns are based upon the performance of a reference instrument minus applicable fees, no periodic coupon payments are distributed, and no principal protection exists.
ETNs and other structured notes are generally meant to be held until maturity, however, a Fund may sell its ETNs or other structured notes before maturity, which could result in the Fund receiving less in sales proceeds than what the Fund would have received if the notes were held to maturity. ETNs are subject to credit risk, including the credit risk of the issuer, and the value of the ETN may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or reference instrument remaining unchanged. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying market, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the underlying market or reference instrument. As a result, there may be times when an ETN share trades at a premium or discount to its market benchmark, strategy or reference instrument. A Fund’s decision to sell its ETN holdings may also be limited by the availability of a secondary market. If a Fund must sell some or all of its ETN holdings and the secondary market is weak, it may have to sell such holdings at a discount. There may be restrictions on a Fund’s right to redeem its investment in an ETN.
ETNs are also subject to tax risk. No assurance can be given that the Internal Revenue Service (“IRS”) will accept, or a court will uphold, how a Fund characterizes and treats ETNs for federal income tax purposes. Further, the IRS and Congress have, from time to time, considered proposals that would change the timing and character of net income and realized gains from ETNs.
Supranational Organization Obligations. The Bond Funds, Strategic Alternatives Fund and Defensive Market Strategies Fund may invest in obligations of supranational organizations. Supranational organizations are international banking institutions designed or supported by national governments to promote economic reconstruction, development or trade among nations (e.g., the International Bank for Reconstruction and Development). Obligations of supranational organizations may be supported by appropriated but unpaid commitments of their member countries, and there is no assurance that these commitments will be undertaken or met in the future.
Swaps — Generally. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. A Fund’s investment in swaps may involve a small investment relative to the amount of risk assumed. If the Sub-Adviser is incorrect in its forecasts, the investment performance of a Fund would be less favorable than it would have been if this investment technique were not used. The risks of swap agreements depend upon the other party’s creditworthiness and ability to perform, as well as the Fund’s ability to terminate its swap agreement or reduce its exposure through offsetting transactions. Swap agreements may be illiquid and can involve greater risks than direct investments in securities because swaps may be leveraged. The swap market is relatively new and largely unregulated. In accordance with SEC requirements, a Fund will segregate cash or liquid securities in an amount equal to its obligations under swap agreements. When an agreement provides for netting the payments by the two parties, a Fund will segregate only the amount of its net obligation, if any.
Centrally cleared swaps are either interest rate or swap agreements brokered by the Chicago Mercantile Exchange, London Clearing House or the Intercontinental Exchange, each a derivatives clearing organization (“DCO”), where the DCOs are the counterparty to both the buyer and seller of protection. Centrally cleared swaps are subject to general market risks and to liquidity risk. Pursuant to the agreement, a Fund agrees to pay to or receive from the broker an amount of cash equal to the daily fluctuation in the value of the contract (the “margin”) and daily interest on the margin. In the case of centrally cleared interest rate swaps, the daily settlement also includes the daily portion of interest. Such payments are recorded by a Fund as unrealized gains or losses until the contract

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is closed or settled. Centrally cleared swaps require no payments at the beginning of the measurement period nor are there liquidation payments at the termination of the swap. DCOs generally require an initial margin payment, and there may need to be some final adjustments at termination depending upon the variation payments made during the life of the swap and final settlement.
Swaps — Equity Swaps. The Equity Funds and Strategic Alternatives Fund may enter into equity swap contracts to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. Equity swaps may also be used for hedging purposes or to seek to increase total return. The counterparty to an equity swap contract will typically be a bank, investment banking firm or broker/dealer. Equity swap contracts may be structured in different ways. For example, a counterparty may agree to pay the Fund the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, the Fund may agree to pay to the counterparty the amount, if any, by which that notional amount would have decreased in value had it been invested in the stocks. Therefore, the return to the Fund on any equity swap contract should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount. In other cases, the counterparty and the Fund may each agree to pay the other the difference between the relative investment performances that would have been achieved if the notional amount of the equity swap contract had been invested in different stocks (or indexes of stocks).
An Equity Fund or the Strategic Alternatives Fund will usually enter into equity swaps on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of an equity swap contract or periodically during its term. Equity swaps do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to equity swaps is limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to an equity swap defaults, a Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any.
Swaps — Credit Default Swaps. The Bond Funds and Strategic Alternatives Fund may use credit default swaps. A credit default swap is a type of insurance against default by an issuer. The owner of protection pays an annual premium to the seller of protection for the right to sell a bond equivalent to the amount of the swap in the event of a default on the bond. It is important to understand that the seller of protection is buying credit exposure and the buyer of protection is selling credit exposure. A Fund may act as seller or buyer. The premium on a credit default swap is paid over the term of the swap or until a credit event occurs. In the event of a default, the swap expires, the premium payments cease and the seller of protection makes a contingent payment to the buyer.
Swaps — Currency Swaps. The Bond Funds, Strategic Alternatives Fund, International Equity Fund and Emerging Markets Equity Fund may enter into currency swaps, as described in the section entitled “Interest Rate Swaps, Floors and Caps and Currency Swaps” in this SAI. Currency swaps involve the exchange of the rights of a Fund and another party to make or receive payments in specific currencies.
Swaps — Swaptions. The Funds may enter into a swaption (swap option) to manage exposure to fluctuations in interest rates and to enhance portfolio yield. In a swaption, the buyer, by paying a non-refundable premium for the option, gains the right, but not the obligation, to enter into a previously agreed upon swap agreement on a future date pursuant to the terms of the swaption. In some instances, a swaption may provide the buyer the right, but not the obligation, to shorten, extend, cancel or otherwise modify an existing swap agreement at a designated time on specified terms. In contrast, the writer (seller) of a swaption, in exchange for a premium, becomes obligated (if the option is exercised) to enter into a previously agreed upon swap agreement, or to perform on an existing swap agreement in accordance with the modifications permitted by the swaption, on a future date pursuant to the terms of the swaption.
Depending upon the terms of the agreement, a Fund will generally incur a greater degree of risk when it writes (sells) a swaption than it will incur when it purchases a swaption. When a Fund purchases a swaption, it only
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risks losing the premium it paid should it decide to let the swaption expire unexercised. However, when a Fund writes (sells) a swaption, upon exercise of the swaption, the Fund will become obligated according to the terms of the underlying previously agreed upon swap agreement, and may be obligated to pay an amount of money that exceeds the sum of the value of the premium that it received for writing (selling) the swaption plus the value that it received pursuant to the terms of the underlying swap. In addition, the Funds bear the market risk arising from any change in index values or interest rates. Entering into a swaption contract involves, to varying degrees, the elements of credit, market, interest rate and other risks associated with both option contracts and swap contracts. The risks are set forth in the sections entitled “Futures and Options on Futures” and “Swaps” in this SAI.
Swaps — Total Return Swaps. Each Select Fund may enter into total return swaps. This gives a Fund the right to receive the appreciation in value of an underlying asset in return for paying a fee to the counterparty. The fee paid by a Fund will typically be determined by multiplying the face value of the swap agreement by an agreed-upon interest rate. If the underlying asset declines in value over the term of the swap, the Fund would also be required to pay the dollar value of that decline to the counterparty.
Swaps — Variance Swap Agreements. Variance swap agreements involve two parties exchanging cash payments based on the difference between the stated level of variance (“Variance Strike Price”) and the actual variance realized on an underlying asset or index. As a receiver of the realized price variance, a Fund would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike price. As a payer of the realized price variance, a Fund would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike. A Fund may enter into variance swaps in an attempt to hedge market risk or adjust exposure to the markets.
Temporary Defensive Positions. Each Fund (except the Equity Index Fund, Growth Equity Index Fund, Value Equity Index Fund and International Equity Index Fund) may respond to adverse market, economic, political or other conditions by investing up to 100% of its assets in temporary defensive investments. These investments may include cash, shares of the Money Market Fund, high quality short-term debt obligations and other money market instruments. During these periods, a Fund may not meet its investment objective.
The Equity Index Fund. The Equity Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s®, a division of The McGraw-Hill Companies, Inc. (“S&P®”). S&P® makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally, or in the Fund particularly, or the ability of the S&P 500® Index to track general stock market performance. S&P®’s only relationship to the Trust is the licensing of certain trademarks and trade names of S&P® and of the S&P 500® Index which is determined, composed and calculated by S&P® without regard to the Trust or the Fund. S&P® has no obligation to take the needs of the Trust or the owners of the Fund into consideration in determining, composing or calculating the S&P 500® Index. S&P® is not responsible for and has not participated in the determination of the prices and amount of the Fund or the timing of the issuance or sale of the Fund or in the determination or calculation of the equation by which the Fund is to be converted into cash. S&P® has no obligation or liability in connection with the administration, marketing or trading of the Fund.
S&P® DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500® INDEX OR ANY DATA INCLUDED THEREIN, AND S&P® SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. S&P® MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE TRUST, OWNERS OF THE FUND OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500® INDEX OR ANY DATA INCLUDED THEREIN. S&P® MAKES NO EXPRESS OR IMPLIED WARRANTIES AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500® INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P® HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

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The Growth Equity Index Fund. The Growth Equity Index Fund has been developed solely by GSCM. The “Growth Equity Index Fund” is not in any way connected to or sponsored, endorsed, sold or promoted by the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). FTSE Russell is a trading name of certain of the LSE Group companies. All rights in the Russell 1000® Growth Index (the “R1000G”) vest in the relevant LSE Group company which owns the R1000G. “Russell®” is a trademark of the relevant LSE Group company and is used by any other LSE Group company under license. The R1000G is calculated by or on behalf of FTSE International Limited or its affiliate, agent or partner. The LSE Group does not accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the R1000G or (b) investment in or operation of the Growth Equity Index Fund. The LSE Group makes no claim, prediction, warranty or representation either as to the results to be obtained from the Growth Equity Index Fund or the suitability of the R1000G for the purpose to which it is being put by GSCM.
The International Equity Fund. THE GUIDESTONE FUNDS INTERNATIONAL EQUITY INDEX FUND (“INTERNATIONAL EQUITY INDEX FUND”) IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MSCI INC. (“MSCI”), ANY OF ITS AFFILIATES, ANY OF ITS INFORMATION PROVIDERS OR ANY OTHER THIRD PARTY INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREATING ANY MSCI INDEX (COLLECTIVELY, THE “MSCI PARTIES”). THE MSCI INDEXES ARE THE EXCLUSIVE PROPERTY OF MSCI. MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF MSCI OR ITS AFFILIATES AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY THE ADVISER. NONE OF THE MSCI PARTIES MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE ISSUER OR OWNERS OF THE INTERNATIONAL EQUITY INDEX FUND OR ANY OTHER PERSON OR ENTITY REGARDING THE ADVISABILITY OF INVESTING IN FUNDS GENERALLY OR IN THE INTERNATIONAL EQUITY INDEX FUND PARTICULARLY OR THE ABILITY OF ANY MSCI INDEX TO TRACK CORRESPONDING STOCK MARKET PERFORMANCE. MSCI OR ITS AFFILIATES ARE THE LICENSORS OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES AND OF THE MSCI INDEXES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY MSCI WITHOUT REGARD TO THE INTERNATIONAL EQUITY INDEX FUND OR THE ISSUER OR OWNERS OF THE INTERNATIONAL EQUITY INDEX FUND OR ANY OTHER PERSON OR ENTITY. NONE OF THE MSCI PARTIES HAS ANY OBLIGATION TO TAKE THE NEEDS OF THE ISSUER OR OWNERS OF THE INTERNATIONAL EQUITY INDEX FUND OR ANY OTHER PERSON OR ENTITY INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE MSCI INDEXES. NONE OF THE MSCI PARTIES IS RESPONSIBLE FOR OR HAS PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THE INTERNATIONAL EQUITY INDEX FUND TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY OR THE CONSIDERATION INTO WHICH THE INTERNATIONAL EQUITY INDEX FUND IS REDEEMABLE. FURTHER, NONE OF THE MSCI PARTIES HAS ANY OBLIGATION OR LIABILITY TO THE ISSUER OR OWNERS OF THE INTERNATIONAL EQUITY INDEX FUND OR ANY OTHER PERSON OR ENTITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR OFFERING OF THE INTERNATIONAL EQUITY INDEX FUND.
ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THAT ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THE INTERNATIONAL EQUITY INDEX FUND, OWNERS OF THE INTERNATIONAL EQUITY INDEX FUND, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED
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THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.
No purchaser, seller or holder of this security, product or fund, or any other person or entity, should use or refer to any MSCI trade name, trademark or service mark to sponsor, endorse, market or promote this security without first contacting MSCI to determine whether MSCI’s permission is required. Under no circumstances may any person or entity claim any affiliation with MSCI without the prior written permission of MSCI.
The Money Market Fund. The Money Market Fund is subject to maturity, diversification, liquidity and quality requirements under Rule 2a-7 under the 1940 Act. It will not invest more than 5% of its total assets in the securities (including securities collateralizing a repurchase agreement) of a single issuer, provided, however, that the Money Market Fund may invest up to 25% of its total assets in the securities of a single issuer for up to three business days after acquisition. U.S. government securities, repurchase agreements that are collateralized by cash or U.S. government securities and shares of certain money market funds are not subject to this diversification requirement.
The Money Market Fund’s diversification tests are measured at the time of acquisition and are calculated as specified in Rule 2a-7 under the 1940 Act. The Fund will be deemed to satisfy the maturity, diversification, liquidity and quality requirements described in the Prospectus and this SAI to the extent it satisfies Rule 2a-7 requirements. The discussion of investments for the Money Market Fund in the Prospectus and this SAI is qualified by Rule 2a-7 limitations.
The Value Equity Index Fund. The Value Equity Index Fund has been developed solely by GSCM. The “Value Equity Index Fund” is not in any way connected to or sponsored, endorsed, sold or promoted by the LSE Group. FTSE Russell is a trading name of certain of the LSE Group companies. All rights in the Russell 1000® Value Index (the “R1000V”) vest in the relevant LSE Group company which owns the R1000V. “Russell®” is a trademark of the relevant LSE Group company and is used by any other LSE Group company under license. The R1000V is calculated by or on behalf of FTSE International Limited or its affiliate, agent or partner. The LSE Group does not accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the R1000V; or (b) investment in or operation of the Value Equity Index Fund. The LSE Group makes no claim, prediction, warranty or representation either as to the results to be obtained from the Value Equity Index Fund or the suitability of the R1000V for the purpose to which it is being put by GSCM.
U.S. Government Obligations. Examples of the types of U.S. government obligations that may be acquired by the Funds include U.S. Treasury Bills, U.S. Treasury Notes and U.S. Treasury Bonds and stripped U.S. Treasury obligations and the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Fannie Mae, Ginnie Mae, General Services Administration, Central Bank for Cooperatives, Freddie Mac, Federal Intermediate Credit Banks and Maritime Administration. Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the United States; some are backed only by the credit of the issuing agency or instrumentality. For instance, obligations such as Ginnie Mae participation certificates are backed by the full faith and credit of the U.S. Treasury. However, GSEs are not backed by the full faith and credit of the U.S. Treasury but are backed by the credit of the federal agencies or government sponsored entities. Accordingly, there may be some risk of default by the issuer in such cases. For more information, see the section entitled “Mortgage-Backed Securities” in this SAI.
The total public debt of the United States and other countries around the globe as a percent of gross domestic product has grown rapidly since the beginning of the 2008 financial downturn and accelerated in connection with the U.S. government's response to the COVID-19 pandemic. Although high debt levels do not necessarily indicate or cause economic problems, they may create certain systemic risks if sound debt management practices are not implemented. A high national debt level may increase market pressures to meet government funding needs, which

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may drive debt cost higher and cause a country to sell additional debt, thereby increasing refinancing risk. A high national debt also raises concerns that a government will not be able to make principal or interest payments when they are due.
Unsustainable debt levels can cause devaluations of currency, prevent a government from implementing effective counter-cyclical fiscal policy in economic downturns, and contribute to market volatility. In addition, the high and rising national debt may adversely impact the U.S. economy and securities in which the Funds may invest. From time to time, uncertainty regarding the status of negotiations in the U.S. government to increase the statutory debt ceiling could: increase the risk that the U.S. government may default on payments on certain U.S. government securities; cause the credit rating of the U.S. government to be downgraded or increase volatility in both stock and bond markets; result in higher interest rates; reduce prices of U.S. Treasury securities; and/or increase the costs of certain kinds of debt.
Variable and Floating Rate Instruments. The Bond Funds, Money Market Fund, Strategic Alternatives Fund and Defensive Market Strategies Fund may invest in variable and floating rate instruments to the extent consistent with their investment objectives and policies described in the Prospectus and, in the case of the Money Market Fund, consistent with Rule 2a-7 under the 1940 Act. Generally, a Sub-Adviser will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and, if the instruments are subject to demand features, will monitor their financial status and ability to meet payment on demand. In determining weighted average portfolio maturity, an instrument may, subject to applicable SEC regulations, be deemed to have a maturity shorter than its nominal maturity based on the period remaining until the next interest rate adjustment or the time a Fund can recover payment of principal as specified in the instrument. Where necessary to ensure that a variable or floating rate instrument is of the minimum required credit quality for a Fund, the issuer’s obligation to pay the principal of the instrument will be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend.
Variable and floating rate instruments eligible for purchase by the Funds include variable amount master demand notes (which permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate), U.S., Yankee and Eurodollar floating rate notes and (except for the Money Market Fund) leveraged inverse floating rate debt instruments and notes (“inverse floaters”). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher degree of leverage interest in inverse floaters is associated with greater volatility in their market values. Accordingly, the duration of an inverse floater may exceed its stated final maturity. The Funds may deem the maturity of variable and floating rate instruments to be less than their stated maturities based on their variable and floating rate features and/or their put features. Unrated variable and floating rate instruments will be determined by a Sub-Adviser to be of comparable quality at the time of purchase to rated instruments which may be purchased by the Funds.
Variable and floating rate instruments (including inverse floaters) held by a Fund will be subject to the Fund’s limitation on illiquid investments when the Fund may not demand payment of the principal amount within seven days absent a reliable trading market.
Variable Interest Entities. Certain Funds may invest in U.S.- or Hong Kong-listed issuers that have entered into contractual relationships with a China-based business and/or individuals or entities affiliated with the China-based business through a structure known as a variable interest entity or “VIE.” Instead of directly owning the equity interests in the Chinese company, the listed company has contractual arrangements with the Chinese company, which are expected to provide the listed company with exposure to the China-based company. These arrangements are often used because of Chinese governmental restrictions on non-Chinese ownership of companies in certain industries in China. By entering into contracts with the listed company that sells shares to U.S. investors, the China-based companies and/or related individuals or entities indirectly raise capital from U.S. investors without distributing ownership of the China-based companies to U.S. investors. Although VIEs are a longstanding industry practice, the Chinese government’s acceptance of the VIE structure is evolving. Effective March 31, 2023, the
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China Securities Regulatory Commission (“CSRC”) released new rules that permit the use of VIE structures, provided they abide by Chinese laws and register with the CSRC. The rules, however, may cause Chinese companies to undergo greater scrutiny and may make the process to create and/or operate VIEs more difficult and costly. Further, while the rules and implementing guidelines do not prohibit the use of VIE structures, this does not serve as a formal endorsement either. It is uncertain whether Chinese officials and regulators will withdraw their acceptance of the VIE structure, or whether any new laws, rules or regulations relating to VIE structures will be adopted or, if adopted, what impact they would have on the interests of foreign shareholders, such as a Fund.
All or most of the value of an investment in companies using a VIE structure depends on the enforceability of the contracts between the listed company and the China-based VIE. Risks associated with such investments include the risk that the Chinese government could determine at any time and without notice that the underlying contractual arrangements on which control of the VIE is based violate Chinese law, which may result in a significant loss in the value of an investment in a listed company that uses a VIE structure; that a breach of the contractual agreements between the listed company and the China-based VIE (or its officers, directors or Chinese equity owners) will likely be subject to Chinese law and jurisdiction, which could impact whether and how the listed company or its investors could seek recourse in the event of an adverse ruling as to its contractual rights; and that investments in the listed company may be affected by conflicts of interest and duties between the legal owners of the China-based VIE and the stockholders of the listed company, which may adversely impact the value of investments of the listed company.
The contractual arrangements permit the listed issuer to include the financial results of the China-based VIE as a consolidated subsidiary. The listed company often is organized in a jurisdiction other than the United States or China (e.g., the Cayman Islands), which likely will not have the same disclosure, reporting and governance requirements as the United States. As with other Chinese companies with securities listed on U.S. exchanges, U.S.-listed VIEs and ADRs may be delisted if they do not meet U.S. accounting standards and auditor oversight requirements. Delisting would significantly decrease the liquidity and value of the securities, decrease the ability of a Fund to transact in such securities and may increase costs if the Fund is required to seek other markets in which to transact in such securities.
Warrants and Rights. The Select Funds may purchase warrants and rights, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. The Global Bond Fund may invest in warrants on a limited basis (generally no more than 5% of the Fund’s assets). Warrants and rights may be considered more speculative than certain other types of investments in that they do not entitle a holder to dividends or rights with respect to the underlying securities that may be purchased nor do they represent any rights in the assets of the issuing company. The prices of warrants and rights do not necessarily correlate with the prices of the underlying shares. The purchase of warrants and rights involves the risk that a Fund could lose the purchase value of a warrant or right if the right to subscribe to additional shares is not exercised prior to the expiration. If a warrant or right held by a Fund is not exercised by the date of its expiration, the Fund would lose the entire purchase price of the warrant or right. Also, the purchase of warrants and rights involves the risk that the effective price paid for the warrant or right added to the subscription price of the related security may exceed the value of the subscribed security’s market price such as when there is no movement in the level of the underlying security. The market for warrants and rights may be very limited, and there may, at times, not be a liquid secondary market for warrants and rights.
Yankee Bonds. To the extent consistent with their respective investment policies, the Bond Funds, Strategic Alternatives Fund and Defensive Market Strategies Fund may invest in Yankee bonds. These are U.S. dollar-denominated bonds issued inside the United States by foreign entities. Investment in these securities involves certain risks that are not typically associated with investing in domestic securities. These risks are set forth in the section entitled “Foreign Securities and Obligations” in this SAI.
Zero Coupon, Pay-In-Kind and Capital Appreciation Securities. To the extent consistent with its investment policies, each Bond Fund may invest in zero coupon securities, capital appreciation and pay-in-kind (“PIK”) securities. Zero coupon and capital appreciation securities are debt securities issued or sold at a discount from

GuideStone Funds

their face value (“original issue discount”) and do not entitle the holder to any periodic payment of interest prior to maturity or a specified date. The original issue discount varies depending on the time remaining until maturity or cash payment date, prevailing interest rates, the liquidity of the security and the perceived credit quality of the issuer. These securities may also take the form of debt securities that have been stripped of their unmatured interest coupons, the coupons themselves or receipts or certificates representing interests in such stripped debt obligations or coupons. The market prices of zero coupon, capital appreciation and PIK securities generally are more volatile than the market prices of interest-bearing securities and are likely to respond to a greater degree to changes in interest rates than interest-bearing securities having similar maturities and credit quality.
PIK securities may be debt obligations or preferred shares that provide the issuer with the option of paying interest or dividends on such obligations in cash or in the form of additional securities rather than cash. Similar to zero coupon securities, PIK securities are designed to give an issuer flexibility in managing cash flow. PIK securities that are debt securities can either be senior or subordinated debt and generally trade flat (i.e., without accrued interest). The trading price of PIK debt securities generally reflects the market value of the underlying debt plus an amount representing accrued interest since the last interest payment.
Zero coupon, capital appreciation and PIK securities involve the additional risk that, unlike securities that periodically pay interest to maturity, a Fund will realize no cash until a specified future payment date unless a portion of such securities is sold and, if the issuer of such securities defaults, a Fund may obtain no return at all on its investment. In addition, even though such securities do not provide for the payment of current interest in cash, a Fund is nonetheless required to accrue original issue discount and other non-cash income (such as additional securities paid as interest on PIK securities) on such investments for each taxable year and generally is required to distribute such accrued amounts (net of deductible expenses, if any) to avoid being subject to federal income tax. (For more information, see the section entitled “Taxation — Tax Treatment of Fund Investments” in this SAI.) Because no cash is generally received at the time of the accrual, a Fund may be required to liquidate other portfolio securities to obtain sufficient cash to satisfy these distribution requirements.
Investment Restrictions
In accordance with the Adviser’s Christian values, the Funds do not invest in any company that is publicly recognized (as determined by GuideStone Financial Resources) for offering products or services that are incompatible with the Christian values of GuideStone Financial Resources, including, but not limited to, those involving abortion, sexual immorality, alcohol, tobacco or gambling. The Adviser receives and analyzes information from multiple sources (including through various third-party screening platforms, news sources and feeds, the Bible and company websites and financial disclosures) on the products and services of companies in a Fund’s investment universe and utilizes this information to determine which companies should be prohibited for investment by it or a Sub-Adviser. These investment restrictions may only be changed if approved by GuideStone Financial Resources as the holder of a majority of the outstanding shares of the Trust, and not an individual Fund. A “majority of the outstanding shares of the Trust” is defined as greater than 50% of the shares shown on the books of the Trust or its transfer agent as then issued and outstanding, voted in the aggregate, but does not include shares which have been repurchased or redeemed by the Trust.
Fundamental Investment Restrictions. The following investment restrictions are applicable to each Fund (except where otherwise noted) and are considered fundamental, which means that they may only be changed by the vote of a majority of a Fund’s outstanding shares, which as used herein and in the Prospectus, means the lesser of: (1) 67% of such Fund’s outstanding shares present at a meeting, if the holders of more than 50% of the outstanding shares are present in person or by proxy; or (2) more than 50% of such Fund’s outstanding shares. The Funds may not:
1.
All Funds: Purchase securities which would cause 25% or more of the value of a Fund’s total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal activities in the same industry, except that this restriction does not apply to (1) securities issued or guaranteed by the U.S.
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government, its agencies or instrumentalities or to municipal securities; (2) the Money Market Fund, securities issued by domestic banks; or (3) the Global Real Estate Securities Fund, securities in the real estate industry.
The Global Real Estate Securities Fund: The Global Real Estate Securities Fund concentrates its assets in the real estate industry by investing more than 25% of the value of the Fund’s total assets at the time of such purchase in securities of issuers in the real estate industry.
2.
Borrow money or issue senior securities as defined in the 1940 Act, provided that (a) a Fund may borrow money in an amount not exceeding one-third of the Fund’s total assets (including the amount of the senior securities issued but reduced by any liabilities not constituting senior securities) at the time of such borrowings; (b) a Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes; and (c) a Fund may issue multiple classes of shares. The purchase or sale of futures contracts and related options shall not be considered to involve the borrowing of money or the issuance of shares of senior securities.
3.
Except for the Growth Equity Fund, with respect to 75% of a Fund’s total assets, purchase securities of any one issuer if, as a result, (a) more than 5% of the Fund’s total assets would be invested in the securities of that issuer; or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer; except, with respect to each of the Equity Index Fund, Value Equity Index Fund, Growth Equity Index Fund and International Equity Index Fund only, as may be necessary to approximate the composition of its target index. Up to 25% of the Fund’s total assets may be invested without regard to this limitation, and this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies and instrumentalities or to securities issued by other investment companies. The Money Market Fund is further subject to the diversification requirements of Rule 2a-7 under the 1940 Act.
4.
Make loans or lend securities, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this restriction: (1) the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers’ acceptances or similar instruments will not be considered the making of a loan; and (2) the participation of each Fund in a credit facility whereby the Funds may directly lend to and borrow money from each other for temporary purposes, provided that the loans are made in accordance with an order of exemption from the SEC and any conditions thereto, will not be considered the making of loans.
5.
Purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in MBS, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation and except that a Fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.
6.
Underwrite securities issued by any other person, except to the extent that a Fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities.
7.
Purchase or sell commodities, unless acquired as a result of owning securities or other instruments, but a Fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivatives. This policy does not prohibit a Fund from purchasing shares of registered investment companies or exchange-traded pooled investment vehicles that have direct or indirect commodity investments.
Shareholder approval will not be sought if any of the Equity Index Fund, Value Equity Index Fund, Growth Equity Index Fund and International Equity Index Fund crosses from diversified to non-diversified status in order to approximate the composition of its target index.
Non-Fundamental Investment Restrictions. Each Fund’s investment objective is a non-fundamental policy of the Fund. Additionally, the Funds have adopted the following non-fundamental restrictions. These non-fundamental

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restrictions may be changed without shareholder approval, in compliance with applicable law and regulatory policy. Unless otherwise indicated, these non-fundamental restrictions apply to all the Funds.
1.
A Fund shall not invest in companies for purposes of exercising control or management.
2.
A Fund shall not purchase securities on margin, except that a Fund may obtain short-term credits necessary for the clearance of transactions and may make margin deposits in accordance with CFTC regulations in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.
3.
A Fund shall not purchase any portfolio security while borrowings representing more than 15% of the Fund’s total assets are outstanding (investment in repurchase agreements will not be considered to be loans for purposes of this restriction).
4.
A Fund shall invest no more than 15% of the value of its net assets in illiquid securities, a term which means securities that cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment in the securities and includes, among other things, repurchase agreements maturing in more than seven days.
The Money Market Fund shall invest no more than 5% of the value of its net assets in illiquid securities, a term which means securities that cannot be sold or disposed of in the ordinary course of business within seven calendar days at approximately the value ascribed to it by the Fund.
5.
A Fund may invest in shares of investment companies only to the extent permitted by the 1940 Act and the rules thereunder and by exemptive orders granted by the SEC. If shares of a Fund are purchased by another registered open-end investment company or registered unit investment trust in reliance on Section 12(d)(1)(G) of the 1940 Act, or Rule 12d1-4 under the 1940 Act, for so long as shares of the Fund are held by such other investment company, the Fund will not purchase securities of registered open-end investment companies or registered unit investment trusts in an amount exceeding 10% of the acquired fund’s total net assets, subject to certain limited exceptions under Rule 12d1-4 under the 1940 Act. A Fund may invest in a money market fund in reliance on Rule 12d1-1.
6.
Each of the Bond Funds and each of the Equity Funds (other than the Defensive Market Strategies Fund) shall not change its policies regarding the investment of 80% of its assets consistent with its name without 60 days’ prior notice to its shareholders. For purposes of determining compliance with an 80% investment policy, each of the Funds may account for a derivative position by reference to either its market value or notional value, depending upon the circumstances.
7.
The Money Market Fund shall invest at least 99.5% of its total assets in Government securities, cash and repurchase agreements collateralized fully by Government securities or cash. For purposes of this policy, “Government securities” means any securities issued or guaranteed as to principal or interest by the United States, or by any person controlled or supervised by and acting as an instrumentality of the Government of the United States pursuant to authority granted by the Congress of the United States or any certificate of deposit of the foregoing. The Fund intends to operate as a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the 1940 Act.
If a percentage restriction on the investment or use of assets set forth in the Prospectus or this SAI is adhered to at the time a transaction is effected, later changes in percentage resulting from changing asset values will not be considered a violation. However, notwithstanding the foregoing, borrowing for investment purposes made pursuant to Section 18(f)(1), if any, will comply with the percentage limitations imposed by that Section subsequent to the incurrence of the borrowings. As noted above, the Funds exclude “municipal securities” from their policies on industry concentration. Solely for purposes of this restriction, the Funds treat securities the interest on which is excludable from gross income for federal income tax purposes that are issued by a non-governmental issuer (such as conduit revenue bonds) as being part of the industry of which that issuer is a part,
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and thus subject to that restriction. It is the intention of the Funds, unless otherwise indicated, that with respect to their policies that are a result of application of law, they will take advantage of the flexibility provided by rules or interpretations of the SEC currently in existence or promulgated in the future or changes to such laws. None of these restrictions are intended to limit investments by the Target Date Funds and the Target Risk Funds in shares of the Select Funds.
Management of the Funds
The Board of Directors. The primary responsibility of the Board of Directors is to represent the interests of the shareholders of the Trust and to oversee the management of the Trust. The Board meets at least quarterly to review the investment performance of each Fund and other operational matters, including policies and procedures with respect to compliance with regulatory and other requirements. Only shareholders of the Trust, by a vote of a majority of the outstanding shares, may fill vacancies or otherwise elect a Director. The Board is comprised of nine individuals, one of whom is considered an “interested” Director as defined by the 1940 Act due to his positions with the Trust, the Adviser, GuideStone Financial Resources and GuideStone Investment Services. The remaining Directors are deemed not to be “interested persons” of the Trust as defined by Section 2(a)(19) of the 1940 Act (“Independent Directors”).
Board Role in Risk Oversight. The Board’s role with respect to the Trust is oversight. As is the case with virtually all investment companies (as distinguished from operating companies), service providers to the Trust, primarily the Adviser and its affiliates, have responsibility for the day-to-day management of the Funds, which includes responsibility for risk management. Examples of prominent risks include investment risk, liquidity risk, regulatory and compliance risks, operational risks, accounting risks, valuation risks, service provider risks and legal risks. As part of its oversight role, the Board, acting at its scheduled meetings, or the Chairman, acting between Board meetings, interacts with and receives reports from senior personnel of service providers, including the Adviser’s Chief Investment Officer (or a senior representative of the Adviser) and portfolio management personnel. The Board receives periodic presentations and reports from the Risk Manager and other senior personnel of the Adviser or its affiliates regarding risk management generally, as well as periodic presentations regarding specific operational, compliance or investment areas such as accounting, administration, anti-money laundering, cybersecurity, derivatives, liquidity, valuation, personal trading, investment research and securities lending. The Board also receives reports from counsel to the Trust and the Independent Directors’ own independent legal counsel regarding regulatory compliance and governance matters. The Board interacts with and receives reports from the Chief Compliance Officer (“CCO”) of the Trust, and in connection with each scheduled meeting, the Independent Directors meet separately from the Adviser and Trust management with the CCO of the Trust and independent legal counsel, on regulatory compliance matters. The Board’s oversight role does not make the Board a guarantor of the Trust’s investments or activities.
Board Leadership Structure. The Chairman of the Board of Directors is an Independent Director and holds no management position with the Trust or its Adviser, Sub-Advisers or service providers. The Board has determined that its leadership structure, in which the Chairman of the Board is an Independent Director, along with the Board’s majority of Independent Directors, is appropriate in light of the services provided to the Trust and provides the best protection against conflicts of interests with the Adviser and service providers.
Information About Each Director’s Qualifications, Experience, Attributes or Skills. GuideStone Financial Resources primarily provides financial products and services to persons and organizations associated with the Southern Baptist Convention. In accordance with the Trust’s organizational documents, all Directors must be active members of a Baptist church in friendly cooperation with the Southern Baptist Convention as defined in the Southern Baptist Convention Constitution and interested Directors must also be members of the Board of Directors of GuideStone Financial Resources. The Trust compensates the Independent Directors and reimburses the Directors for any expenses incurred in attending meetings. The Trust does not compensate the officers for the services they provide to the Funds. The Board believes that the significance of each Director’s experience, qualifications, attributes or skills is an individual matter (meaning that experience that is important for one

GuideStone Funds

Director may not have the same value for another) and that these factors are best evaluated at the Board level, with no single Director, or particular factor, being indicative of Board effectiveness. However, the Board believes that Directors need to have the ability to critically review, evaluate, question and discuss information provided to them, and to interact effectively with Trust management, service providers and counsel, in order to exercise effective business judgment in the performance of their duties. Experience relevant to having this ability may be achieved through a Director’s educational background; business, professional training or practice (e.g., accounting, banking, brokerage, finance or ministry); public service or academic positions; experience from service as a board member (including the Board of the Trust); senior level positions in Southern Baptist Convention member organizations such as churches or hospitals; or as an executive of investment funds, public companies or significant private or not-for-profit entities or other organizations, as well as other life experiences. In identifying and evaluating nominees for the Board, the Nominating and Governance Committee also considers how each nominee would affect the composition of the Board of Directors. In seeking out and evaluating nominees, each candidate’s background is considered in light of existing board membership. The ultimate goal is a board consisting of directors with a diversity of relevant individualized expertise. In addition to providing for Board synergy, this diversity of expertise allows Directors to provide insight and leadership within the Board’s committee structure.
The Directors and executive officers of the Trust, their years of birth, business address and principal occupations and prior directorships during the past five years are set forth in the following table.
Name (Year of Birth), Address and Position(s) with Trust	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Trusteeships/ Directorships Held by Director During Past 5 Years[2]
INDEPENDENT DIRECTORS
James D. Caldwell (1955) 5005 Lyndon B. Johnson Freeway Suite 2200 Dallas, TX 75244-6152 Director	Since 2023	President, Rowling Foundation, 2024–present; Executive Vice President, TRT Holdings, Inc. (holding company of Omni Hotels), 2018 – present; Chief Executive Officer, Origins Behavioral HealthCare, LLC, 2018–2023.	27	None
Thomas G. Evans (1961) 5005 Lyndon B. Johnson Freeway Suite 2200 Dallas, TX 75244-6152 Director	Since 2020	President and Owner, Encompass Financial Services, Inc., 1985 – present.	27	None
William Craig George (1958) 5005 Lyndon B. Johnson Freeway Suite 2200 Dallas, TX 75244-6152 Director	Since 2004	Senior Vice President and Regional Credit Officer, First National Bank, 2017 – present.	27	None
Grady R. Hazel (1947) 5005 Lyndon B. Johnson Freeway Suite 2200 Dallas, TX 75244-6152 Director	Since 2011	Chief Financial Officer, The Dunham School, 2015 – present; Certified Public Accountant, 1978– present.	27	None
Deanna A. Mankins (1971) 5005 Lyndon B. Johnson Freeway Suite 2200 Dallas, TX 75244-6152 Director	Since 2023	Chief Financial Officer, City of Zachary, 2019 – present.	27	None
David B. McMillan (1957) 5005 Lyndon B. Johnson Freeway Suite 2200 Dallas, TX 75244-6152 Director	Since 2019	Independent Consultant, 2008 – present; Chief Executive Officer and Founder, Peridot Energy LLC, 2008 – present.	27	None
Statement of Additional Information

Name (Year of Birth), Address and Position(s) with Trust	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Trusteeships/ Directorships Held by Director During Past 5 Years[2]
Ronald D. Murff (1953) 5005 Lyndon B. Johnson Freeway Suite 2200 Dallas, TX 75244-6152 Director	Since 2019	President, JKL Group, LLC, 2010– present; Principal, Dalcor Companies, 2012 – present.	27	None
Jill R. Rayburn (1969) 5005 Lyndon B. Johnson Freeway Suite 2200 Dallas, TX 75244-6152 Director	Since 2024	University General Counsel, North Greenville University, 2021– present; Adjunct Professor, North Greenville University, 2009 – present; Managing Partner, Richey Family, GP; Richey Girls, GP, and Richey Development, GP, 2007– present; Assistant Provost for Academic Outreach and Director of Professional Programs/Title IX Coordinator, North Greenville University, 2019–2020.	27	None
INTERESTED DIRECTOR AND OFFICER
Brandon Pizzurro (1981) 5005 Lyndon B. Johnson Freeway Suite 2200 Dallas, TX 75244-6152 Director and President	Since 2024[3]	Vice President, Chief Investment Officer, GuideStone Financial Resources, 2025 – present; Chief Investment Officer, GuideStone Financial Resources, 2024 - 2025; Director of Public Investments, GuideStone Financial Resources, 2021 – 2024; Portfolio Manager, GuideStone Financial Resources, 2019–2021.	27	None
OFFICERS WHO ARE NOT DIRECTORS[4]
Quinn Brunk (1987) 5005 Lyndon B. Johnson Freeway Suite 2200 Dallas, TX 75244-6152 Assistant Treasurer	Since 2024	Senior Manager, Finance & Accounting, GuideStone Financial Resources, 2022 – present; Manager, Finance & Accounting, GuideStone Financial Resources, 2019 – 2022.	N/A	N/A
Joshua Chastant (1984) 5005 Lyndon B. Johnson Freeway Suite 2200 Dallas, TX 75244-6152 Vice President – Portfolio Management	Since 2024
Portfolio Manager, Public
Markets, GuideStone Financial
Resources, 2024 – present;
Senior Investment Analyst,
GuideStone Financial Resources,
2021 - 2023; Investment
Analyst, GuideStone Financial
Resources, 2018 - 2020.
			N/A	N/A
Melanie Childers (1971) 5005 Lyndon B. Johnson Freeway Suite 2200 Dallas, TX 75244-6152 Vice President — Fund Operations and Secretary	Since 2014[5]	Managing Director, Fund Operations, GuideStone Financial Resources, 2014 – present.	N/A	N/A
Brandon Waldeck (1977) 5005 Lyndon B. Johnson Freeway Suite 2200 Dallas, TX 75244-6152 AML Compliance Officer	Since 2020	Director, Enterprise Risk, GuideStone Financial Resources 2024 - present; Senior Manager – Fraud Risk, GuideStone Financial Resources, 2019 – 2024.	N/A	N/A

GuideStone Funds

Name (Year of Birth), Address and Position(s) with Trust	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Trusteeships/ Directorships Held by Director During Past 5 Years[2]
Matthew A. Wolfe (1982) 5005 Lyndon B. Johnson Freeway Suite 2200 Dallas, TX 75244-6152 Chief Compliance Officer and Chief Legal Officer	Since 2017[6]
Managing Director, Investments
Compliance, Legal & Risk
Management, GuideStone
Financial Resources, 2020 –
present; Associate Counsel –
Investment and Corporate
Services, GuideStone Financial
Resources, 2015 –2020.
			N/A	N/A
Erin Wynne (1981) 5005 Lyndon B. Johnson Freeway Suite 2200 Dallas, TX 75244-6152 Treasurer	Since 2016[7]	Managing Director, Financial and Tax Reporting, GuideStone Financial Resources, 2024 - present; Director, Financial Reporting & Analysis, GuideStone Financial Resources, 2015–2024.	N/A	N/A
(1)
Each Independent Director serves until his or her resignation, removal or mandatory retirement. Each Interested Director serves until his or her resignation, removal or mandatory retirement or until he or she ceases to be a member of the Board of Trustees of GuideStone Financial Resources, if applicable. All Directors must retire at the end of the calendar year in which they attain the age of 80. Officers serve at the pleasure of the Board of Directors.
(2)
Directorships not included in the Trust complex that are held by a director in any company with a class of securities registered pursuant to section 12 of the Securities Exchange Act of 1934 or any company registered as an investment company under the 1940 Act.
(3)
Mr. Pizzurro has served as an Interested Director of the Trust, since 2024, due to his positions with the Trust, the Adviser, GuideStone Financial Resources and GuideStone Investment Services. He has served as an officer of the Trust since 2021, and from 2021 to 2023, he served as Vice President - Investment Officer.
(4)
The officers of the Trust are affiliates of the Adviser due to their positions with the Adviser, GuideStone Financial Resources, GuideStone Investment Services and/or GuideStone Resource Management, Inc.
(5)
Ms. Childers has served as Vice President – Fund Operations since 2014. She has served as Vice President – Fund Operations and Secretary since 2021.
(6)
Mr. Wolfe has served as Chief Legal Officer since 2017. He has served as CCO and Chief Legal Officer since 2020.
(7)
Ms. Wynne has served as an officer of the Trust since 2016, and from 2016 to 2024, she served as Assistant Treasurer.
In addition to the information set forth in the directors and officers table and other relevant qualification, experience, attributes or skills applicable to a particular Director, the following provides further information about the qualifications and experience of each Independent Director:
James D. Caldwell, JD. Mr. Caldwell is President of Rowling Foundation, a private charitable foundation, and an Executive Vice President of TRT Holdings, Inc. (“TRT Holdings”). During his tenure with TRT Holdings, Mr. Caldwell has served in several leadership roles, including Chief Executive Officer and President of Omni Hotels and Resorts for more than 15 years and President of TRT Holdings for over 12 years. He is currently Chairman of the Board of Directors of Advocates for Community Transformation (ACT) and serves on the Salvation Army Advisory Board for the North Texas Command Area. In addition, he serves on the Board of Directors of each of the Amelia Island Plantation Community Association, Inc. and the Captains Court Villas Association, Inc. Mr. Caldwell holds a Bachelor of Business Administration degree in Accounting, with the highest honors, from The University of Texas and a Doctor of Jurisprudence, with honors, from The University of Texas. He is a certified public accountant (“CPA”) and a member of the State Bar of Texas. Mr. Caldwell was previously a member of the Board of Trustees of GuideStone Financial Resources from 2004 to 2010.
Thomas G. Evans. Mr. Evans is President and Owner of Encompass Financial Services, Inc., a firm that provides business valuation and transaction management. He currently serves on the Board of Directors for i2E and past Chairman of the Board of Directors for Leadership Oklahoma and has also served as past Chairman of the Baptist Foundation of Oklahoma. Mr. Evans holds a Bachelor of Science degree in Business Administration from Northwestern Oklahoma State University, a Master of Business Administration degree from Marylhurst University and a Graduate Level Certificate in Financial Services from Seton Hall College of Law. Mr. Evans was previously
Statement of Additional Information

a member of the Board of Trustees of GuideStone Financial Resources and an Interested Trustee of the Board of Trustees of the Trust.
William Craig George. Mr. George has been the Chairman of the Board of Directors of the Trust since January 2015 and a member of the Board of Directors since September 2004. He has been employed with First National Bank since 2017 and currently serves as Senior Vice President and Regional Credit Officer. In his role with First National Bank, Mr. George underwrites and approves loans and oversees bank loan policy and bank lending compliance. He has served on the board of the Pregnancy Life Care Center of Raleigh and on the Allocations Committee of Triangle United Way. Mr. George holds a Bachelor of Science degree in Business Administration from the University of North Carolina at Chapel Hill.
Grady R. Hazel. Mr. Hazel serves as the Chief Financial Officer at The Dunham School and is self-employed as a CPA. He is currently Chairman of the Board of Directors of Stonetrust Commercial Insurance Company and is also Chairman of the Audit Committee. In addition, he serves on the Board of Directors of Neighbors Federal Credit Union and Loggehead Insurance Company, and he is a board member for the State Board of Certified Public Accountants of Louisiana. Mr. Hazel is a CPA and a Chartered Global Management Accountant (CGMA). Mr. Hazel holds a Bachelor of Science degree and a Master of Business Administration degree both from Louisiana State University.
Deanna A. Mankins. Ms. Mankins is the Chief Financial Officer for the City of Zachary, Louisiana, since 2019. Prior to this, she served as the Tax Manager for Postlethwaite & Netterville, APAC, where she was employed for over 21 years. She also serves as the Treasurer for the Foundation Assisting Zachary Education and is a board member of the Finance Advisory Committee for the Recreation and Park Commission of East Baton Rouge Parish. Ms. Mankins is a CPA. She holds a Bachelor of Science degree in Accounting, magna cum laude, from Louisiana State University.
David B. McMillan. Mr. McMillan is an Independent Consultant. After retiring from Eastman Chemical Company in 2008, he served as President and Chief Executive Officer (“CEO”) of three private equity backed startup companies, and he was also the founding partner of a company that provided management teams and consulting services to small companies. Mr. McMillan has previously served as a member of the Board of Trustees of GuideStone Financial Resources from 2010 to 2018, where he was Chairman of the Audit Committee from 2013 to 2018; member of the Board of Trustees of GuideStone Capital Management, LLC from 2011 to 2018, where he served as Chairman from 2013 to 2018; Chairman of the Board of Trustees of GuideStone Investment Services from 2014 to 2018; and Chairman of the Board of Trustees of GuideStone Resource Management, Inc. from 2014 to 2018. He holds a Bachelor of Science degree in Chemical Engineering, cum laude, from Texas A&M University. In addition, Mr. McMillan is a member of the American Institute of Chemical Engineers.
Ronald D. Murff. Mr. Murff is the President of JKL Group, LLC, a private investment firm in Dallas, Texas. He is also a Principal of Dalcor Companies, which is active in multi-family housing, where he has served since 2012. Previously, he worked in the banking industry, including spending more than 20 years with Guaranty Bank, a $17 billion bank operating in Texas and California. He served in several executive roles, including President of the Retail Banking Group and Chief Financial Officer, and was responsible for coordinating the spinoff of the bank from its parent company in late 2007. Mr. Murff serves as an Advisory Director to the Board of the Baylor University Medical Center, a Director to the Board of the Southwest Transplant Alliance and as a Trustee to the Board of Prestonwood Baptist Church. He served on the Board of Regents of Baylor University from 2009 to 2018, serving as chair of several committees and then Chairman of the Board in 2016 and 2017. Mr. Murff has previously served as a trustee of GuideStone Financial Resources from June 2003 through October 2010, as an advisory director for Baylor University’s Hankamer School of Business and has served as a board member for the Federal Home Loan Bank of Dallas and the Ladybird Johnson Wildflower Center in Austin, Texas. He holds a Bachelor of Business Administration degree in Accounting from Baylor University.
Brandon Pizzurro. Mr. Pizzurro is President of the Trust, President and Chief Investment Officer of the Adviser, President of GuideStone Investment Services and serves as Vice President, Chief Investment Officer of

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GuideStone Financial Resources. He leads the GuideStone Financial Resources’ Investments line of business, chairs GuideStone Financial Resources’ Committee on Faith-Based Investing, oversees the management of unregistered alternative investments held by GuideStone Financial Resources and is member of other committees of GuideStone and the Adviser. Prior to his current role, Mr. Pizzurro was Director of Public Investments and the principal portfolio manager for the Funds, where he directed manager research, selection, ongoing monitoring and due diligence and is responsible for leading the analyst research team and investment process of the Adviser. He joined GuideStone in 2017 as a Senior Investment Analyst, where he performed quantitative and qualitative analysis, including research and recommendations regarding Fund structure and composition, on the Funds. Mr. Pizzurro holds a Bachelor of Business Administration degree with a double major in Finance and Real Estate from Baylor University. He is a CERTIFIED FINANCIAL PLANNERTM certificant and a member of both the CFA Institute and the CFA Society of Dallas/Fort Worth.
Jill R. Rayburn, JD. Dr. Rayburn serves as the University General Counsel for North Greenville University, since 2021. In addition, she serves or has served North Greenville University as an adjunct professor, Assistant Provost for Academic Outreach and Director of Professional Programs / Title IX Coordinator from 2019 to 2020 and Director of Academic Engagement and Outreach from 2017 to 2018. Dr. Rayburn is the Managing Partner for the Richey Family, GP, Richey Girls, GP and Richey Development, GP, since 2007. She also serves on the Board of Directors of the Upstate Homeschool Co-op. She holds a Bachelor of Arts, summa cum laude, in Political Science/History with a minor in Economics from King College and a Doctor of Jurisprudence, with honors, from the University of Memphis Cecil C. Humphrey School of Law.
The Board’s Committees
Currently, the Board has an Audit Committee, Compliance and Risk Committee, Investment Management Committee and a Nominating and Governance Committee. The responsibilities of each committee and its members are described below.
Audit Committee. The Board has an Audit Committee comprised only of the Independent Directors, Ms. Mankins, Dr. Rayburn and Messrs. Caldwell, Evans, George, Hazel, McMillan and Murff. Pursuant to its charter, the Audit Committee has the responsibility, among other things, to (1) appoint the Trust’s independent auditors; (2) review and approve the scope of the independent auditors’ audit activity; (3) review the financial statements, which are the subject of the independent auditors’ certifications; and (4) review with such independent auditors the adequacy of the Trust’s basic accounting system and the effectiveness of the Trust’s internal accounting controls. During the fiscal year ended December 31, 2024, there were three meetings of the Audit Committee.
Compliance and Risk Committee. The Board has a Compliance and Risk Committee comprised of Ms. Mankins, Dr. Rayburn and Messrs. Caldwell and Evans, all of whom are Independent Directors. Pursuant to its charter, the Compliance and Risk Committee has the responsibility, among other things, to (1) oversee generally the management of the Trust’s operational, information security, compliance, regulatory, strategic, reputational and other risks; (2) oversee generally matters relating to the Trust’s compliance controls and related policies and procedures; and (3) act as a liaison between the CCO of the Trust and the full Board when necessary and appropriate. The Compliance and Risk Committee was established in February 2015. During the fiscal year ended December 31, 2024, there were four meetings of the Compliance and Risk Committee.
Investment Management Committee. The Board has an Investment Management Committee comprised of only Independent Directors, Messrs. George, Hazel, McMillan and Murff. Pursuant to its charter, the Investment Management Committee has the responsibility, among other things, to (1) review information in consideration of investment advisory and sub-advisory agreements; (2) make recommendations to the Board regarding the initial approval, reapproval or termination of investment advisory or sub-advisory agreements; (3) monitor sub-advisers to identify those that may require review by the Trust’s management or further discussion or review by the Board; and (4) serve as a liaison between the Trust’s management and the Board involving changes in a Fund’s investment objectives and strategies, changes at the Adviser or Sub-Advisers and other material developments related to the investment management of the Funds that may warrant Board consideration. The Investment
Statement of Additional Information

Management Committee was established in August 2011. During the fiscal year ended December 31, 2024, there were four meetings of the Investment Management Committee.
Nominating and Governance Committee. The Board has a Nominating and Governance Committee, comprised only of the Independent Directors, Ms. Mankins, Dr. Rayburn and Messrs. Caldwell, Evans, George, Hazel, McMillan and Murff. Pursuant to its charter, the Nominating and Governance Committee is responsible for the nomination of candidates to serve as Directors and to monitor Board governance matters. The Trust’s governing documents provide that only shareholders, by a vote of a majority of the outstanding shares, may fill vacancies in the Board or otherwise elect a Director. The Trust documents further provide that the selection and nomination of persons to fill vacancies on the Board to serve as Independent Directors shall be committed to the discretion of the Independent Directors then serving, provided that shareholders may also nominate and select persons to serve in these positions. During the fiscal year ended December 31, 2024, there were two meetings of the Nominating and Governance Committee.
Shareholders owning 50% or more of the outstanding voting securities of the Trust may submit nominations for Director candidates in writing to the attention of Melanie Childers, Vice President – Fund Operations and Secretary, GuideStone Funds, 5005 Lyndon B. Johnson Freeway, Suite 2200, Dallas, Texas 75244-6152.
Security and Other Interests. The following table sets forth the dollar range of equity securities beneficially owned by each Director in all Funds (which for each Director comprise all registered investment companies within the Trust’s family of investment companies overseen by him), as of December 31, 2024.
Name of Director	Dollar Range of Equity Securities in each Series of the Trust	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Director within the Family of Investment Companies
INTERESTED DIRECTOR AND OFFICER
Brandon Pizzurro
$10,001-$50,000 in the MyDestination 2055 Fund
$10,001-$50,000 in the Strategic Alternatives Fund
$10,001-$50,000 in the Defensive Market Strategies Fund
$10,001-$50,000 in the Impact Bond Fund
$10,001-$50,000 in the Impact Equity Fund
$10,001-$50,000 in the Global Real Estate Securities Fund
$10,001-$50,000 in the Value Equity Fund
$10,001-$50,000 in the Growth Equity Fund
$50,001-$100,000 in the Small Cap Equity Fund
$50,001-$100,000 in the International Equity Fund
$10,001-$50,000 in the Emerging Market Equity Fund
Over $100,000
INDEPENDENT DIRECTORS
James D. Caldwell	NONE	NONE
Thomas G. Evans	Over $100,000 in the MyDestination 2025 Fund	Over $100,000
William Craig George	NONE	NONE
Grady R. Hazel	Over $100,000 in the Defensive Market Strategies Fund	Over $100,000
Deanna A. Mankins	NONE	NONE
David B. McMillan
$1-10,000 in the Money Market Fund
$10,001-$50,000 in the Equity Index Fund
$10,001-$50,000 in the Value Equity Index Fund
$10,001-$50,000 in the Value Equity Fund
$50,001-$100,000 in the Growth Equity Index Fund
$50,001-$100,000 in the Growth Equity Fund
Over $100,000
Ronald D. Murff	Over $100,000 in the Aggressive Allocation Fund Over $100,000 in the Growth Equity Fund Over $100,000 in the Small Cap Equity Fund	Over $100,000
Jill R. Rayburn	$10,001-$50,000 in the MyDestination 2035 Fund Over $100,000 in the Low-Duration Bond Fund	Over $100,000
As a group, the Directors and officers of the Trust owned less than 1% of each Class of the Fund, as of March 31, 2025.

GuideStone Funds

As of December 31, 2024, the Independent Directors or their respective immediate family members (spouse or dependent children) did not own beneficially or of record any securities of the Trust’s Adviser, Sub-Advisers or Underwriter, or in any person directly or indirectly controlling, controlled by, or under common control with the Adviser, Sub-Advisers or Underwriter.
Dr. Rayburn’s spouse and Mr. Murff’s spouse are members in the Southern Baptist Churches 403(b)(9) Retirement Plan established and maintained by GuideStone Financial Resources.
Compensation. Effective January 1, 2024, the Trust began compensating the Independent Directors. In addition, the Trust reimburses the Directors for any expense incurred in attending meetings. The Trust does not compensate officers for the services they provide to the Funds. The Trust pays each Independent Director annual compensation for his or her services as a Director of the Trust. In recognition for his services, the compensation paid to the Board chairman is larger than the compensation paid to the other members of the Board. The Independent Directors are also reimbursed for travel expenses incurred in connection with attending such meetings. The Trust may pay the incidental costs of an Independent Director to attend training or other types of conferences relating to the investment company industry.
The following table sets forth information with respect to the compensation of each Interested and Independent Director for the fiscal year ended December 31, 2024.
Name of Director	Total Compensation from the Trust
INTERESTED DIRECTOR AND OFFICER
Brandon Pizzurro(1)	NONE
INDEPENDENT DIRECTORS
James D. Caldwell	$40,000
Thomas G. Evans	$40,000
William Craig George	$60,000
Grady R. Hazel	$40,000
David B. McMillan	$40,000
Deanna A. Mankins	$40,000
Ronald D. Murff	$40,000
Jill R. Rayburn	$40,000
(1)
As an Interested Director who is an officer and employee of GuideStone Financial Resources and/or its affiliates, Mr. Pizzurro did not receive any compensation from the Trust for his services.
The Trust does not provide pension or retirement benefits to its Directors.
The Trust’s officers do not receive fees from the Trust for services in such capacities.
The Adviser. The Funds have employed GuideStone Capital Management, LLC, a Texas limited liability company, as the Adviser. GuideStone Financial Resources indirectly controls the Adviser. GuideStone Financial Resources was established in 1918 and exists to assist churches and other Southern Baptist entities by making available retirement plan services, life and health coverage, risk management programs and personal and institutional investment programs. GuideStone Financial Resources is a Texas non-profit corporation of which the Southern Baptist Convention, a Georgia non-profit corporation, is the sole member.
The Sub-Advisers. The Adviser and the Trust have entered into a Sub-Advisory Agreement with Parametric Portfolio Associates LLC (“Parametric”) whereby Parametric is responsible for monitoring and investing cash balances of each Fund, except the Money Market Fund. The Adviser and the Sub-Adviser(s) for each Fund determine the amount of each Fund’s cash balances. Under the agreement, Parametric may from time to time invest in long positions in U.S. Treasury securities and/or derivative instruments (e.g., exchange listed equity index futures contracts, currency futures, non-U.S. government bond futures and U.S. Treasury futures contracts)
Statement of Additional Information

and/or invest in short positions in credit default swap indexes within the Target Date Funds and Target Risk Funds in order to gain market exposure on cash balances or to reduce market exposure in anticipation of liquidity needs. For each Fixed Income Select Fund (except the Money Market Fund), Parametric may also from time to time invest in long positions in derivative instruments (e.g., U.S. Treasury futures contracts, non-U.S. government bond futures and currency futures) and/or invest in short positions in credit default swap indexes to adjust the market exposure on cash balances. For each Equity Select Fund, Parametric may from time to time invest in long or short positions in exchange listed equity index futures contracts and/or currency futures contracts to gain market exposure on cash balances or to reduce market exposure in anticipation of liquidity needs. For the Strategic Alternatives Fund, Parametric may invest in long or short positions in exchange listed equity futures contracts and U.S. Treasury futures contracts to gain market exposure on cash balances and to reduce Fund-level duration.
The Adviser and the Trust have also entered into a Sub-Advisory Agreement with Parametric on behalf of the Funds (except the Money Market Fund, Equity Index Fund, Global Real Estate Securities Fund, Value Equity Index Fund, Growth Equity Index Fund and International Equity Index Fund) whereby Parametric may be responsible for implementing temporary investment portfolios designed to ensure that a Fund maintains its desired risk exposure. A completion portfolio may be employed, for example, if a Sub-Adviser exhibits style drift, thereby causing a Fund’s risk/return profile and style orientation to be inconsistent with the Fund’s stated objective. In such a situation, the Adviser may direct Parametric to apply the appropriate completion portfolio to restore the Fund to its desired portfolio alignment.
In addition, the Adviser and the Trust have entered into Sub-Advisory Agreements with the Sub-Advisers to manage each Select Fund’s investment securities. It is the responsibility of the Sub-Advisers, under the general supervision of the Adviser, to make day-to-day investment decisions for the Select Funds. The Sub-Advisers also place purchase and sell orders for portfolio transactions of the Select Funds in accordance with each Select Fund’s investment objectives and policies. The Adviser allocates the portion of each Select Fund’s assets for which a Sub-Adviser will make investment decisions. The Adviser may make reallocations at any time in its discretion. The Adviser may, from time to time, elect to trade individual stocks, fixed income securities, third-party mutual funds, ETFs, closed-end interval funds, private funds and similar pooled investment vehicles for a Fund.
Advisory Fees. Under the Advisory Agreement and Sub-Advisory Agreements, each Fund pays to the Adviser and its Sub-Advisers advisory fees, which are computed daily and paid monthly, based on annual rates of the Fund’s average net assets. The fee is allocated daily to each share class based on the proportionate net assets of each share class of a Fund in relation to the net assets of the Fund as a whole.
For the past three fiscal years ended December 31, advisory fees paid to the Adviser and the aggregate advisory fees paid to the Sub-Advisers were as follows:
	2024		2023		2022
Fund	Paid to Adviser	Paid to Sub- Advisers	Paid to Adviser	Paid to Sub- Advisers	Paid to Adviser	Paid to Sub- Advisers
MyDestination 2015	$701,681	$51,273	$650,840	$46,032	$667,189	$46,039
MyDestination 2025	1,869,655	80,134	1,687,642	62,960	1,637,122	52,260
MyDestination 2035	1,820,465	—	1,499,970	—	1,338,334	—
MyDestination 2045	1,489,705	—	1,172,302	—	1,023,645	—
MyDestination 2055	723,920	—	520,312	—	416,166	—
Conservative Allocation	418,375	—	424,621	—	486,504	—
Balanced Allocation	1,269,496	—	1,227,365	—	1,381,006	—
Moderately Aggressive Allocation	1,063,654	—	982,430	—	1,093,042	—
Aggressive Allocation	1,053,329	—	930,477	—	976,149	—
Money Market	1,156,787	661,012	1,095,995	626,291	1,149,697	656,978
Low-Duration Bond	984,097	1,652,391	1,217,697	1,898,058	1,131,365	1,874,396
Medium-Duration Bond	3,529,106	5,305,528	2,714,443	4,189,923	2,706,639	4,048,433

GuideStone Funds

	2024		2023		2022
Fund	Paid to Adviser	Paid to Sub- Advisers	Paid to Adviser	Paid to Sub- Advisers	Paid to Adviser	Paid to Sub- Advisers
Global Bond	1,481,257	1,332,037	1,377,239	1,223,788	1,375,605	1,222,488
Strategic Alternatives	1,027,294	1,300,759	958,320	1,267,476	1,335,909	1,890,803
Defensive Market Strategies	4,852,188	3,894,086	4,347,116	3,619,611	4,379,359	3,771,011
Impact Bond(1)	127,459	191,255	96,137	145,592	—	—
Impact Equity(1)	373,483	338,944	327,616	298,212	—	—
Equity Index	3,438,338	268,128	2,649,958	219,302	2,401,409	202,851
Global Real Estate Securities	778,091	983,964	756,814	963,950	819,384	1,030,120
Value Equity Index(2)	149,192	31,192	126,478	26,134	38,791	7,993
Value Equity	3,468,719	2,814,136	3,111,457	2,682,000	3,794,031	3,123,437
Growth Equity Index(2)	201,269	42,001	137,113	28,249	37,445	7,635
Growth Equity	5,550,635	4,766,970	4,458,845	3,891,774	4,890,877	4,252,270
Small Cap Equity	2,581,544	4,244,578	2,380,832	3,845,972	2,415,922	3,913,891
International Equity Index	1,110,017	110,246	856,458	97,854	766,583	92,945
International Equity	3,956,533	5,121,996	3,515,619	4,523,051	3,622,535	4,790,041
Emerging Markets Equity	2,524,265	3,935,924	2,438,975	3,797,741	2,376,350	3,739,978
(1)
Inception date was January 27, 2023.
(2)
Inception date was August 31, 2022.
The Adviser has agreed to reimburse expenses for certain Funds, which exceed, in the aggregate, a specified annual percentage rate of the average daily net assets of the Fund’s Institutional Class and/or Investor Class (the “Expense Limitation”), which are set forth in the Prospectus for the Fund. For each Target Date Fund, the Expense Limitation, which will remain in place until April 30, 2026, applies to the operating expenses of each Fund, excluding extraordinary expenses. For the applicable Select Funds, as set forth in the Prospectus, the Expense Limitation applies to direct Fund operating expenses only (without regard to any expense reductions through the use of directed brokerage) and does not include interest, taxes, brokerage commissions, extraordinary expenses, acquired fund fees and expenses and expenses in connection with the short sales of securities and will remain in place until April 30, 2026.
The shareholder servicing agent, Adviser and/or Sub-Adviser may voluntarily waive fees and/or reimburse expenses to the extent necessary to assist the Money Market Fund in attempting to maintain a yield of at least 0.00%. Such yield waivers and reimbursements are voluntary and could change or be terminated at any time at the discretion of the shareholder servicing agent, Adviser and/or Sub-Adviser. There is no guarantee that the Money Market Fund will maintain a positive yield.
For the fiscal years ended December 31, the Adviser reimbursed fees and was repaid expenses as follows:
	2024		2023		2022
Fund	Fees Reimbursed	Expenses Repaid	Fees Reimbursed	Expenses Repaid	Fees Reimbursed(1)	Expenses Repaid
MyDestination 2015	$224,957	$—	$187,561	$11,741	$231,583	$—
MyDestination 2025	409,011	20,587	380,655	60,564	332,056	—
MyDestination 2035	268,190	10,453	274,075	61,236	—	—
MyDestination 2045	5,110	54,449	69,672	20,334	—	—
MyDestination 2055	17,373	41,407	63,127	78,412	33,157	31,022
Conservative Allocation	—	—	—	—	—	—
Balanced Allocation	—	—	—	—	—	—
Moderately Aggressive Allocation	—	—	—	—	—	—
Aggressive Allocation	—	—	—	—	—	—
Money Market	—	—	—	—	—	—
Statement of Additional Information

	2024		2023		2022
Fund	Fees Reimbursed	Expenses Repaid	Fees Reimbursed	Expenses Repaid	Fees Reimbursed(1)	Expenses Repaid
Low-Duration Bond	—	—	—	—	—	—
Medium-Duration Bond	—	—	—	—	—	—
Global Bond	—	—	—	—	—	—
Strategic Alternatives	175,639	22,279	600,144		710,565	—
Defensive Market Strategies	—	—	—	—	—	—
Impact Bond(2)	188,548	—	258,036	—	—	—
Impact Equity(2)	33,395	—	35,007	—	—	—
Equity Index	—	—	—	—	—	—
Global Real Estate Securities	—	—	—	—	—	—
Value Equity Index(3)	66,057	4,902	114,915	—	140,555	—
Value Equity	—	—	—	—	—	—
Growth Equity Index(3)	35,484	36,543	108,679	—	142,088	—
Growth Equity	—	—	—	—	—	—
Small Cap Equity	—	—	—	—	—	—
International Equity Index	35,769	—	23,846	—	28,216	—
International Equity		—	—	—	—	—
Emerging Markets Equity	304,230	27,824	—	—	—	—
(1)
Also includes Shareholder Service Fee waivers.
(2)
Inception date was January 27, 2023.
(3)
Inception date was August 31, 2022.
Certain Funds have agreed to repay the Adviser the amount of any such reimbursement in the future, provided that the repayments are made within three years of the reimbursements being made and the amount of repayments does not cause the Fund to exceed its expense limitation at the time of the reimbursement or the Fund’s expense limitation at the time of the repayment, whichever is lower. If the actual expense ratio is less than the expense limitation and the Adviser has recouped any eligible previous payments made, the Fund will be charged such lower expenses. Fee reimbursements will increase returns and yield, and a repayment will decrease returns and yield.
From time to time, the Adviser may enter into a Sub-Advisory Agreement with a Sub-Adviser that manages multiple Funds in the Trust’s complex. In certain cases where the advisory fee schedule under the Sub-Advisory Agreement includes breakpoints that reduce the fee as assets increase, the net assets of the other Funds advised by the Sub-Adviser may be aggregated for purposes of calculating the fee payable under the Sub-Advisory Agreement.
From time to time, a Sub-Adviser may waive a portion of its fees and/or pay expenses of one or more of the Funds out of the Sub-Adviser’s own assets.
The Select Funds have been granted an order by the SEC that permits the Adviser, subject to approval by the Board of Directors, to hire Sub-Advisers without shareholder approval and to make material changes to the Sub-Advisory Agreements, provided that shareholders of the applicable Select Fund will be notified of such a change within 90 days. Changes in a Fund’s sub-advisory arrangements may result in increased transaction costs due to restructuring of the Fund’s portfolio, which may negatively affect the Fund’s performance.
The Adviser reviews the Sub-Advisers’ performance, allocates assets of each Select Fund among them and makes recommendations to the Board of Directors regarding changes to the Sub-Advisers selected. To the extent that the Adviser re-allocates a Select Fund’s assets to an existing Sub-Adviser that charges a higher sub-advisory fee, the Select Fund may be subject to increased sub-advisory fees and, therefore, a higher overall management fee.

GuideStone Funds

The Adviser directs the Sub-Advisers to place security trades through designated brokers who have agreed to pay certain custody, transfer agency or other operating expenses on behalf of the Equity Funds. The amount of operating expenses paid through such brokerage service arrangements for the fiscal year ended December 31, 2024, were as follows:
Fund	Expenses Paid Through Brokerage Service Arrangements
Defensive Market Strategies	$105
Global Real Estate Securities	17,286
Value Equity	4,189
Growth Equity	9,044
Small Cap Equity	74,659
Emerging Markets Equity	91
Securities Lending Activities. The Northern Trust Company serves as the securities lending agent for the Select Funds and in that role administers each Fund’s securities lending program pursuant to the terms of a securities lending agency agreement entered into between the Trust and The Northern Trust Company.
During the last fiscal year, The Northern Trust Company selected securities to be loaned; located borrowers; monitored loan opportunities for each participating Fund; negotiated the terms of the loans with borrowers; monitored the value of the securities on loan and the value of the corresponding collateral; invested cash collateral in accordance with the Trust’s instructions; maintained custody of non-cash collateral; communicated with borrowers regarding daily marking to market the collateral; arranged for the return of the loaned securities and collateral upon the termination of the loan; managed entitlements; posted earned revenue and expenses; and performed recordkeeping and accounting services.
Statement of Additional Information

The table below sets forth, for the fiscal year ended December 31, 2024, each Select Fund’s gross income received from securities lending activities, the fees and/or other compensation paid by a Fund for securities lending activities and the net income earned by a Fund for securities lending activities. The table below also discloses any other fees or payments incurred by each Fund resulting from lending securities.
Fund	Gross Income	Fees and/or Compensation*				Aggregate Fees / Compensation	Net Income
		Fees Paid to Securities Lending Agent from a Revenue Split	Fees Paid for Any Cash Collateral Management Service	Rebate (Paid to Borrower)**	Other Fees Not Included in Revenue Split (Specify)
Money Market	$—	$—	—	$—	—	$—	$—
Low-Duration Bond	$505,674	$15,286	—	$403,670	—	$418,956	$86,718
Medium-Duration Bond	2,040,997	39,443	—	1,777,653	—	1,817,095	223,902
Global Bond	958,763	23,292	—	803,332	—	826,625	132,138
Strategic Alternatives	—	—	—	—	—	—	—
Defensive Market Strategies	1,161,164	65,261	—	726,153	—	791,414	369,750
Impact Bond Fund	6,618	43	—	2,968	—	3,012	3,606
Impact Equity Fund	2,030	191	—	753	—	944	1,086
Equity Index	444,914	45,770	—	139,728	—	185,499	259,415
Global Real Estate Securities	406,402	2,251	—	353,533	—	355,784	50,618
Value Equity Index	42,085	3,273	—	20,209	—	23,481	18,604
Value Equity	328,616	18,269	—	206,792	—	225,062	103,554
Growth Equity Index	19,770	1,087	—	12,504	—	13,590	6,180
Growth Equity	145,717	10,312	—	76,938	—	87,251	58,466
Small Cap Equity	646,365	46,155	—	338,014	—	384,169	262,196
International Equity Index	1,897,489	27,005	—	1,717,379	—	1,744,384	153,105
International Equity	974,579	14,819	—	875,747	—	890,566	84,013
Emerging Markets Equity	132,547	7,372	—	83,382	—	90,754	41,793
*
The Funds do not pay any administrative, indemnification or any other fees that are not included in the revenue split.
**
A negative rebate increases earnings and decreases fees due to securities on loan that have high demand and borrowers that are willing to pay additional fees to borrow.

GuideStone Funds

Control Persons of Sub-Advisers: The following is a description of parties who control the Sub-Advisers.
Target Date Funds:
Parametric Portfolio Associates LLC (“Parametric”), 800 Fifth Avenue, Suite 2800, Seattle, Washington 98104: Parametric is a registered investment adviser offering a variety of structured portfolio solutions. Parametric is a wholly owned indirect subsidiary of Morgan Stanley, a publicly held company that is traded on the NYSE under the ticker symbol MS. The firm's direct, sole owner is Morgan Stanley Capital Management, LLC, a wholly owned subsidiary of Morgan Stanley. Parametric is a part of Morgan Stanley Investment Management, the asset management division of Morgan Stanley.
Target Risk Funds:
Parametric Portfolio Associates LLC (“Parametric”), 800 Fifth Avenue, Suite 2800, Seattle, Washington 98104: Parametric is a registered investment adviser offering a variety of structured portfolio solutions. Parametric is a wholly owned indirect subsidiary of Morgan Stanley, a publicly held company that is traded on the NYSE under the ticker symbol MS. The firm's direct, sole owner is Morgan Stanley Capital Management, LLC, a wholly owned subsidiary of Morgan Stanley. Parametric is a part of Morgan Stanley Investment Management, the asset management division of Morgan Stanley.
Money Market Fund:
BlackRock Advisors, LLC (“BA”), 100 Bellevue Parkway, Wilmington, Delaware 19809: BA is an indirect, wholly owned subsidiary of BlackRock, Inc. (“BlackRock”), a premier provider of global investment management and risk management products with approximately $11.6 trillion in assets under management as of December 31, 2024. BlackRock is independent in ownership and governance, with no single majority stockholder and a majority of independent directors.
Low-Duration Bond Fund:
BlackRock Financial Management, Inc. (“BlackRock Financial”), BlackRock International Limited (“BIL”) and BlackRock (Singapore) Limited (“BSL”) are located at 415 10th Avenue, New York, New York 10055, Exchange Place One, 1 Semple Street, Edinburgh EH3 8BL, Scotland, and at Twenty Anson, 20 Anson Road, #18-01, Singapore, Singapore 079912, respectively: BlackRock Financial, BIL and BSL are indirect wholly owned subsidiaries of BlackRock, Inc. (“BlackRock”), a premier provider of global investment management and risk management products with approximately $11.6 trillion in assets under management as of December 31, 2024. BlackRock is independent in ownership and governance, with no single majority stockholder and a majority of independent directors.
Brown Brothers Harriman & Co., through a separately identifiable department known as the Brown Brothers Harriman Mutual Fund Advisory Department, 140 Broadway, New York, New York 10005: Brown Brothers Harriman & Co. is managed by the firm’s general partners under the direction of Managing Partner William Tyree. There are 38 general partners as of December 31, 2024. The general partners, together with the firm’s principals (i.e., most senior executives), actively manage the bank and participate extensively in client relationships. No single partner owns more than 10% of the firm.
Pacific Investment Management Company LLC (“PIMCO”), 650 Newport Center Drive, Newport Beach, California 92260: PIMCO is a majority owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) with a minority interest held by Allianz Asset Management U.S. Holding II LLC, each, a Delaware limited liability company, and by certain current and former officers of PIMCO. Allianz Asset Management was organized as a limited liability company under Delaware law in 2000. Allianz Asset Management of America LP merged with Allianz Asset Management, with the latter being the surviving entity, effective January 1, 2023. Following the merger, Allianz Asset Management is PIMCO LLC’s managing member and direct parent entity. Through various holding company structures, Allianz Asset Management is majority
Statement of Additional Information

owned by Allianz SE. Allianz SE is a European based, multinational insurance and financial services holding company and a publicly traded German company. The management and operational oversight of Allianz Asset Management is carried out by its Management Board, the sole member of which is currently Tucker J. Fitzpatrick.
Parametric Portfolio Associates LLC (“Parametric”), 800 Fifth Avenue, Suite 2800, Seattle, Washington 98104: Parametric is a registered investment adviser offering a variety of structured portfolio solutions. Parametric is a wholly owned indirect subsidiary of Morgan Stanley, a publicly held company that is traded on the NYSE under the ticker symbol MS. The firm's direct, sole owner is Morgan Stanley Capital Management, LLC, a wholly owned subsidiary of Morgan Stanley. Parametric is a part of Morgan Stanley Investment Management, the asset management division of Morgan Stanley.
Payden & Rygel, 333 South Grand Avenue, 39th Floor, Los Angeles, California 90071: Payden & Rygel is a California C-Corporation and privately held by employee shareholders, all of whom are active in the firm’s business. Joan Payden, CFA, President and Chief Executive Officer, owns more than 50% but less than 75% of the outstanding voting securities of Payden & Rygel. Brian Matthews, CFA owns more than 5% but less than 10% of the outstanding voting securities of Payden & Rygel, and the remaining shareholders each own less than 5% of the shares.
Medium-Duration Bond Fund:
Goldman Sachs Asset Management, L.P. (“GSAM”), 200 West Street, New York, New York 10282: GSAM has been a registered investment adviser since 1990. GSAM provides a wide range of discretionary and investment advisory services, actively managed and quantitatively driven, for the firm’s clients. GSAM is an indirect wholly-owned subsidiary of The Goldman Sachs Group, Inc. and an affiliate of Goldman Sachs & Co. LLC. Founded in 1869, The Goldman Sachs Group, Inc is a publicly-held financial holding company and a leading global investment banking, securities and investment management firm.
Guggenheim Partners Investment Management, LLC (“Guggenheim”), 100 Wilshire Boulevard., Suite 500, Santa Monica, California 90401: Guggenheim is a Delaware limited liability company formed on September 29, 2005. Guggenheim is an indirect wholly owned subsidiary of Guggenheim Capital, LLC, an affiliate of Guggenheim Partners, LLC. Guggenheim Partners, LLC is a global, diversified financial services firm with more than $330 billion in assets under management as of December 31, 2024. Assets under management include consulting services for clients whose assets are valued at approximately $97 billion.
Loomis, Sayles & Company, L.P. (“Loomis Sayles”), One Financial Center, Boston, Massachusetts 02111: Loomis Sayles is a Delaware limited partnership. Loomis Sayles’ sole general partner, Loomis, Sayles & Company, Inc, is directly owned by Natixis Investment Managers, LLC (“Natixis LLC”). Natixis LLC is a direct subsidiary of Natixis Investment Managers, an international asset management group based in Paris, France, that is in turn owned by Natixis, a French investment banking and financial services firm. Natixis is wholly owned by Groupe BPCE, France’s second largest banking group. Groupe BPCE is owned by banks comprising two autonomous and complementary retail banking networks consisting of the Caisse d’Epargne regional savings banks and the Banque Populaire regional cooperative banks. The registered address of Natixis is 30, avenue Pierre Mendès France, 75013 Paris, France. The registered address of Groupe BPCE is 50, avenue Pierre Mendès France, 75013 Paris, France.
Pacific Investment Management Company LLC (“PIMCO”), 650 Newport Center Drive, Newport Beach, California 92260: PIMCO is a majority owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) with a minority interest held by Allianz Asset Management U.S. Holding II LLC, each, a Delaware limited liability company, and by certain current and former officers of PIMCO. Allianz Asset Management was organized as a limited liability company under Delaware law in 2000. Allianz Asset Management of America LP merged with Allianz Asset Management, with the latter being the surviving entity, effective January 1, 2023. Following the merger, Allianz Asset Management is PIMCO LLC’s managing member and direct parent entity. Through various holding company structures, Allianz Asset Management is majority

GuideStone Funds

owned by Allianz SE. Allianz SE is a European based, multinational insurance and financial services holding company and a publicly traded German company. The management and operational oversight of Allianz Asset Management is carried out by its Management Board, the sole member of which is currently Tucker J. Fitzpatrick.
Parametric Portfolio Associates LLC (“Parametric”), 800 Fifth Avenue, Suite 2800, Seattle, Washington 98104: Parametric is a registered investment adviser offering a variety of structured portfolio solutions. Parametric is a wholly owned indirect subsidiary of Morgan Stanley, a publicly held company that is traded on the NYSE under the ticker symbol MS. The firm's direct, sole owner is Morgan Stanley Capital Management, LLC, a wholly owned subsidiary of Morgan Stanley. Parametric is a part of Morgan Stanley Investment Management, the asset management division of Morgan Stanley.
Global Bond Fund:
Loomis, Sayles & Company, L.P. (“Loomis Sayles”), One Financial Center, Boston, Massachusetts 02111: Loomis Sayles is a Delaware limited partnership. Loomis Sayles’ sole general partner, Loomis, Sayles & Company, Inc, is directly owned by Natixis Investment Managers, LLC (“Natixis LLC”). Natixis LLC is a direct subsidiary of Natixis Investment Managers, an international asset management group based in Paris, France, that is in turn owned by Natixis, a French investment banking and financial services firm. Natixis is wholly owned by Groupe BPCE, France’s second largest banking group. Groupe BPCE is owned by banks comprising two autonomous and complementary retail banking networks consisting of the Caisse d’Epargne regional savings banks and the Banque Populaire regional cooperative banks. The registered address of Natixis is 30, avenue Pierre Mendès France, 75013 Paris, France. The registered address of Groupe BPCE is 50, avenue Pierre Mendès France, 75013 Paris, France.
Neuberger Berman Investment Advisers LLC (“Neuberger Berman”), 1290 Avenue of the Americas, New York, New York 10104: Neuberger Berman is a registered investment adviser and an indirect subsidiary of Neuberger Berman Group LLC (“NBG”). NBG is a holding company that through its subsidiaries provides a broad range of global asset management services. NBG’s voting equity is owned by NBSH Acquisition, LLC (“NBSH”). NBSH is owned by current and former employees, directors, consultants and, in certain instances, their permitted transferees.
Parametric Portfolio Associates LLC (“Parametric”), 800 Fifth Avenue, Suite 2800, Seattle, Washington 98104: Parametric is a registered investment adviser offering a variety of structured portfolio solutions. Parametric is a wholly owned indirect subsidiary of Morgan Stanley, a publicly held company that is traded on the NYSE under the ticker symbol MS. The firm's direct, sole owner is Morgan Stanley Capital Management, LLC, a wholly owned subsidiary of Morgan Stanley. Parametric is a part of Morgan Stanley Investment Management, the asset management division of Morgan Stanley.
Western Asset Management Company, LLC (“Western Asset”), 385 East Colorado Boulevard, Pasadena, California 91101: Western Asset is a wholly owned subsidiary of Franklin Resources, Inc., a NYSE-listed, global investment management organization operating, together with its subsidiaries, as Franklin Templeton.
Strategic Alternatives Fund:
AQR Capital Management, LLC (“AQR”), One Greenwich Plaza, Suite 130, Greenwich, Connecticut 06830: AQR, a Delaware limited liability company founded in 1998, is a wholly owned subsidiary of AQR Capital Management Holdings, LLC (“AQR Holdings”), which has no activities other than holding the interests of AQR. Clifford S. Asness, Ph.D., MBA, may be deemed to control AQR through his voting control of the Board of Members of AQR Holdings.
Goldman Sachs Asset Management, L.P. (“GSAM”), 200 West Street, New York, New York 10282: GSAM has been a registered investment adviser since 1990. GSAM provides a wide range of discretionary and investment
Statement of Additional Information

advisory services, actively managed and quantitatively driven, for the firm’s clients. GSAM is an indirect wholly-owned subsidiary of The Goldman Sachs Group, Inc. and an affiliate of Goldman Sachs & Co. LLC. Founded in 1869, The Goldman Sachs Group, Inc is a publicly-held financial holding company and a leading global investment banking, securities and investment management firm.
Parametric Portfolio Associates LLC (“Parametric”), 800 Fifth Avenue, Suite 2800, Seattle, Washington 98104: Parametric is a registered investment adviser offering a variety of structured portfolio solutions. Parametric is a wholly owned indirect subsidiary of Morgan Stanley, a publicly held company that is traded on the NYSE under the ticker symbol MS. The firm's direct, sole owner is Morgan Stanley Capital Management, LLC, a wholly owned subsidiary of Morgan Stanley. Parametric is a part of Morgan Stanley Investment Management, the asset management division of Morgan Stanley.
P/E Global LLC (“P/E Global”), 75 State Street, 31st Floor, Boston, Massachusetts 02109: P/E Global is a registered investment adviser providing investment advisory and portfolio management services to clients on a discretionary basis. P/E Strategic LLC, a Delaware limited liability company, owns 50% of P/E Global. Warren Naphtal and Mary Naphtal own a controlling interest in P/E Strategic LLC. P/E Investments LLC, a Delaware limited liability company, also owns 50% of P/E Global. P/E Capital LLC, a Delaware limited liability company, is the sole owner of P/E Investments LLC. P/E Asset Management LLC, a Delaware limited liability company, owns 75% of P/E Capital LLC. P/E Investments, Inc., a Delaware corporation, owns 100% of P/E Asset Management LLC. Mr. Naphtal and Ms. Naphtal own P/E Investments, Inc.
SSI Investment Management LLC (“SSI”), 2121 Avenue of the Stars, Suite 2050, Los Angeles, California 90067: SSI, a Delaware limited liability company, is owned approximately 54.3% by Resolute Investment Managers Inc. (“Resolute”), a diversified, multi-affiliate asset management platform, and approximately 6.54% by SSI officers, with approximately 39.2% owned by Team SSI LLC, an entity controlled by SSI officers. Resolute is an indirect wholly owned subsidiary of Resolute Topco, Inc. (“Topco”). Topco is owned primarily by various institutional investment funds that are managed by financial institutions and other investment advisory firms. No owner of Topco owns 25% or more of the outstanding equity or voting interests of Topco. George M. Douglas, CFA, Chief Investment Officer and Managing Principal of SSI, is a material indirect owner of SSI through Team SSI LLC.
Defensive Market Strategies Fund:
Neuberger Berman Investment Advisers LLC (“Neuberger Berman”), 1290 Avenue of the Americas, New York, New York 10104: Neuberger Berman is a registered investment adviser and an indirect subsidiary of Neuberger Berman Group LLC (“NBG”). NBG is a holding company that through its subsidiaries provides a broad range of global asset management services. NBG’s voting equity is owned by NBSH Acquisition, LLC (“NBSH”). NBSH is owned by current and former employees, directors, consultants and, in certain instances, their permitted transferees.
Parametric Portfolio Associates LLC (“Parametric”), 800 Fifth Avenue, Suite 2800, Seattle, Washington 98104: Parametric is a registered investment adviser offering a variety of structured portfolio solutions. Parametric is a wholly owned indirect subsidiary of Morgan Stanley, a publicly held company that is traded on the NYSE under the ticker symbol MS. The firm's direct, sole owner is Morgan Stanley Capital Management, LLC, a wholly owned subsidiary of Morgan Stanley. Parametric is a part of Morgan Stanley Investment Management, the asset management division of Morgan Stanley.
PGIM Quantitative Solutions LLC (“PGIM QS”), 655 Broad Street, Newark, New Jersey 07102: PGIM QS is a registered investment adviser and began managing multi-asset portfolios for institutional investors in 1975. PGIM QS is a wholly owned subsidiary and independently-operated subsidiary of PGIM, Inc. (“PGIM”), the global investment management business of Prudential Financial, Inc. (“Prudential”), a publicly traded company on the New York Stock Exchange (NYSE: PRU). PGIM is a wholly owned subsidiary of PGIM Holding Company LLC, which is a wholly owned subsidiary of Prudential.

GuideStone Funds

Shenkman Capital Management, Inc. (“Shenkman”), 151 West 42nd Street, 29th Floor, New York, New York 10036: Shenkman is a privately held corporation, 100% owned by Mark Shenkman and the Shenkman family, current and former team members and one outside director (and/or trusts established by them). Mark R. Shenkman, President, is the controlling shareholder.
Wellington Management Company LLP (“Wellington”), 280 Congress Street, Boston, Massachusetts 02210: Wellington is a registered investment adviser and owned by 191 partners of Wellington Management Group LLP, a Massachusetts limited liability partnership.
Impact Bond Fund:
Parametric Portfolio Associates LLC (“Parametric”), 800 Fifth Avenue, Suite 2800, Seattle, Washington 98104: Parametric is a registered investment adviser offering a variety of structured portfolio solutions. Parametric is a wholly owned indirect subsidiary of Morgan Stanley, a publicly held company that is traded on the NYSE under the ticker symbol MS. The firm's direct, sole owner is Morgan Stanley Capital Management, LLC, a wholly owned subsidiary of Morgan Stanley. Parametric is a part of Morgan Stanley Investment Management, the asset management division of Morgan Stanley.
RBC Global Asset Management (U.S.) Inc. (“RBC GAM US”), 50 South Sixth Street, Suite 2350, Minneapolis, Minnesota 55402: RBC GAM US is a wholly owned subsidiary of RBC USA Holdco Corporation, which is an indirect, wholly owned subsidiary of the Royal Bank of Canada (“RBC”). RBC is publicly held and traded on the New York Stock Exchange and Toronto Stock Exchange.
Impact Equity Fund:
Janus Henderson Investors US LLC (“Janus Henderson”), 151 Detroit Street, Denver, Colorado 80206: Janus Henderson is an indirect wholly owned subsidiary of Janus Henderson Group plc (“Janus Henderson Group”). Janus Henderson Group, an independent investment management firm incorporated in Jersey, Channel Islands, is a publicly-traded company on the New York Stock Exchange (NYSE: JHG), conducting business as Janus Henderson Investors.
Parametric Portfolio Associates LLC (“Parametric”), 800 Fifth Avenue, Suite 2800, Seattle, Washington 98104: Parametric is a registered investment adviser offering a variety of structured portfolio solutions. Parametric is a wholly owned indirect subsidiary of Morgan Stanley, a publicly held company that is traded on the NYSE under the ticker symbol MS. The firm's direct, sole owner is Morgan Stanley Capital Management, LLC, a wholly owned subsidiary of Morgan Stanley. Parametric is a part of Morgan Stanley Investment Management, the asset management division of Morgan Stanley.
Equity Index Fund:
Legal & General Investment Management America, Inc. (“LGIM America”), 71 South Wacker Drive, Suite 800, Chicago, Illinois 60606: LGIM America, a Delaware corporation, is a registered investment adviser and is a wholly owned subsidiary of Legal & General Investment Management United States (Holdings), Inc., which itself is a wholly owned subsidiary of Legal & General Investment Management Holdings, Limited (“LGIM(H)”). LGIM(H) is a financial services holding company wholly-owned by Legal & General Group PLC, a publicly-traded company in the United Kingdom.
Global Real Estate Securities Fund:
Heitman Real Estate Securities LLC (“HRES”), 110 North Wacker Drive, Suite 4000, Chicago, Illinois 60606: HRES is an SEC-registered investment adviser that has been in business since 1989. The firm is a wholly owned subsidiary of Heitman LLC, which is 100% owned indirectly by certain of the firm’s senior officers through two Delaware limited liability companies, KE I LLC (99.95%) and KE 2 LLC (0.05%).
Statement of Additional Information

RREEF America L.L.C. (“RREEF”), DWS, 222 South Riverside Plaza, Floor 34, Chicago, Illinois 60606: RREEF is an indirect subsidiary of DWS KGaA, a German partnership limited by shares. DWS KGaA is a separate publicly listed financial services firm but is an indirect majority-owned subsidiary of Deutsche Bank AG, a publicly listed banking corporation organized under the laws of Germany.
Value Equity Index Fund:
Legal & General Investment Management America, Inc. (“LGIM America”), 71 South Wacker Drive, Suite 800, Chicago, Illinois 60606: LGIM America, a Delaware corporation, is a registered investment adviser and is a wholly owned subsidiary of Legal & General Investment Management United States (Holdings), Inc., which itself is a wholly owned subsidiary of Legal & General Investment Management Holdings, Limited (“LGIM(H)”). LGIM(H) is a financial services holding company wholly-owned by Legal & General Group PLC, a publicly-traded company in the United Kingdom.
Value Equity Fund:
American Century Investment Management, Inc. (“American Century”), 4500 Main Street, Kansas City, Missouri 64111: American Century is a wholly owned, privately held subsidiary of American Century Companies, Inc. (“ACC”). ACC is a holding company for American Century and the other companies in the American Century Investments Complex. The Stowers Institute for Medical Research (“SIMR”) controls ACC by virtue of its beneficial ownership of more than 25% of the voting securities of ACC. SIMR is part of a not-for-profit biomedical research organization dedicated to finding the keys to the causes, treatments and prevention of disease.
Barrow, Hanley, Mewhinney & Strauss, LLC (“Barrow Hanley”), 2200 Ross Avenue, 31st Floor, Dallas, Texas 75201: Barrow Hanley is majority owned by Perpetual Limited (Perpetual Group) (ASX: PPT), a global financial services firm operating a multi-boutique asset management business, as well as wealth management and trustee services businesses.
Parametric Portfolio Associates LLC (“Parametric”), 800 Fifth Avenue, Suite 2800, Seattle, Washington 98104: Parametric is a registered investment adviser offering a variety of structured portfolio solutions. Parametric is a wholly owned indirect subsidiary of Morgan Stanley, a publicly held company that is traded on the NYSE under the ticker symbol MS. The firm's direct, sole owner is Morgan Stanley Capital Management, LLC, a wholly owned subsidiary of Morgan Stanley. Parametric is a part of Morgan Stanley Investment Management, the asset management division of Morgan Stanley.
TCW Investment Management Company, LLC (“TCW”), 1251 Avenue of the Americas, Suite 4700, New York, New York 10020: TCW is a wholly owned subsidiary of The TCW Group, Inc. (“TCW Group”). In February 2013, TCW management and private investment funds affiliated with The Carlyle Group, LP (together with such affiliated, “Carlyle”), a global alternative asset manager, acquired TCW Group. On December 27, 2017, Nippon Life Insurance Company acquired a minority stake in TCW Group from Carlyle. Board representation and voting interests are as follows: TCW management and employees (44%), Carlyle Group (33%), and Nippon Life (22%).
Growth Equity Index Fund:
Legal & General Investment Management America, Inc. (“LGIM America”), 71 South Wacker Drive, Suite 800, Chicago, Illinois 60606: LGIM America, a Delaware corporation, is a registered investment adviser and is a wholly owned subsidiary of Legal & General Investment Management United States (Holdings), Inc., which itself is a wholly owned subsidiary of Legal & General Investment Management Holdings, Limited (“LGIM(H)”). LGIM(H) is a financial services holding company wholly-owned by Legal & General Group PLC, a publicly-traded company in the United Kingdom.

GuideStone Funds

Growth Equity Fund:
J.P. Morgan Investment Management, Inc. (“JPMIM”), 383 Madison Avenue, New York, New York 10179: JPMIM is registered with the SEC as an investment adviser. JPMorgan Asset Management Holdings Inc. is a subsidiary of JPMorgan Chase & Co., a bank holding company, which provides discretionary investment services to institutional clients, and owns all of the common stock of JPMIM.
Loomis, Sayles & Company, L.P. (“Loomis Sayles”), One Financial Center, Boston, Massachusetts 02111: Loomis Sayles is a Delaware limited partnership. Loomis Sayles’ sole general partner, Loomis, Sayles & Company, Inc, is directly owned by Natixis Investment Managers, LLC (“Natixis LLC”). Natixis LLC is a direct subsidiary of Natixis Investment Managers, an international asset management group based in Paris, France, that is in turn owned by Natixis, a French investment banking and financial services firm. Natixis is wholly owned by Groupe BPCE, France’s second largest banking group. Groupe BPCE is owned by banks comprising two autonomous and complementary retail banking networks consisting of the Caisse d’Epargne regional savings banks and the Banque Populaire regional cooperative banks. The registered address of Natixis is 30, avenue Pierre Mendès France, 75013 Paris, France. The registered address of Groupe BPCE is 50, avenue Pierre Mendès France, 75013 Paris, France.
Parametric Portfolio Associates LLC (“Parametric”), 800 Fifth Avenue, Suite 2800, Seattle, Washington 98104: Parametric is a registered investment adviser offering a variety of structured portfolio solutions. Parametric is a wholly owned indirect subsidiary of Morgan Stanley, a publicly held company that is traded on the NYSE under the ticker symbol MS. The firm's direct, sole owner is Morgan Stanley Capital Management, LLC, a wholly owned subsidiary of Morgan Stanley. Parametric is a part of Morgan Stanley Investment Management, the asset management division of Morgan Stanley.
Sands Capital Management, LLC (“Sands”), 1000 Wilson Boulevard, Suite 3000, Arlington, Virginia 22209: Sands is a registered investment adviser founded in 1992. Sands is an independently owned limited liability company headquartered in Arlington, Virginia.
William Blair Investment Management, LLC (“William Blair”), 150 North Riverside Plaza, Chicago, Illinois 60606: William Blair is a global investment firm that was established in 2014 and is registered as an investment adviser with the SEC. William Blair is affiliated with William Blair & Company, L.L.C. (“William Blair & Company”). William Blair and William Blair & Company are wholly owned subsidiaries of WBC Holdings, L.P., which is wholly owned by current William Blair and William Blair & Company employees.
Small Cap Equity Fund:
American Century Investment Management, Inc. (“American Century”), 4500 Main Street, Kansas City, Missouri 64111: American Century is a wholly owned, privately held subsidiary of American Century Companies, Inc. (“ACC”). ACC is a holding company for American Century and the other companies in the American Century Investments Complex. The Stowers Institute for Medical Research (“SIMR”) controls ACC by virtue of its beneficial ownership of more than 25% of the voting securities of ACC. SIMR is part of a not-for-profit biomedical research organization dedicated to finding the keys to the causes, treatments and prevention of disease.
Delaware Investments Fund Advisers (“DIFA”), 100 Independence, 610 Market Street, Philadelphia, Pennsylvania, 19106: DIFA is a series of Macquarie Investment Management Business Trust (“MIMBT”), which is a Delaware statutory trust. MIMBT is a subsidiary of Macquarie Group Limited and a part of Macquarie Asset Management (“MAM”). MAM is the marketing name for certain companies comprising the asset management division of Macquarie Group Limited. MAM is a global asset manager, integrated across public and private markets. MAM provides a diverse range of investment solutions including real assets, real estate, credit, equities and multi-asset.
Statement of Additional Information

Driehaus Capital Management LLC (“DCM”), 25 East Erie Street, Chicago, Illinois 60611: DCM is owned by Driehaus Capital Holdings LLLP ("DCH") and RHD Holdings LLC. DCH and RHD Holdings LLC are owned by trusts created by Richard H. Driehaus. The trustee of these trusts is Driehaus Trust Company, LLC ("DTC"), which is a Nevada limited liability company that is licensed to act as a family trust company under Nevada law. DTC is governed by a board of directors. DCM's President and Chief Executive Officer, Steve Weber, is one of the three directors.
Jacobs Levy Equity Management, Inc. (“Jacobs Levy”), 100 Campus Drive, 4th Floor East, Florham Park, New Jersey, 07932: Jacobs Levy is equally owned and controlled by Bruce I. Jacobs, Ph.D., and Kenneth N. Levy, CFA.
Parametric Portfolio Associates LLC (“Parametric”), 800 Fifth Avenue, Suite 2800, Seattle, Washington 98104: Parametric is a registered investment adviser offering a variety of structured portfolio solutions. Parametric is a wholly owned indirect subsidiary of Morgan Stanley, a publicly held company that is traded on the NYSE under the ticker symbol MS. The firm's direct, sole owner is Morgan Stanley Capital Management, LLC, a wholly owned subsidiary of Morgan Stanley. Parametric is a part of Morgan Stanley Investment Management, the asset management division of Morgan Stanley.
TimesSquare Capital Management, LLC (“TSCM”), 75 Rockefeller Plaza, 30th Floor, New York, New York 10019: TSCM is an investment firm that is registered with the SEC. In November 2004, the firm entered into a strategic partnership with Affiliated Managers Group, Inc. TSCM was formed to succeed the growth equity investment advisory business of the firm’s predecessor, TimesSquare Capital Management, Inc. TSCM is an investment management firm focused on meeting the needs of all clients.
International Equity Index Fund:
Legal & General Investment Management America, Inc. (“LGIM America”), 71 South Wacker Drive, Suite 800, Chicago, Illinois 60606: LGIM America, a Delaware corporation, is a registered investment adviser and is a wholly owned subsidiary of Legal & General Investment Management United States (Holdings), Inc., which itself is a wholly owned subsidiary of Legal & General Investment Management Holdings, Limited (“LGIM(H)”). LGIM(H) is a financial services holding company wholly-owned by Legal & General Group PLC, a publicly-traded company in the United Kingdom.
International Equity Fund:
Altrinsic Global Advisors, LLC (“Altrinsic”), 300 First Stamford Place, Suite 750, Stamford, Connecticut 06902: Altrinsic is a registered investment adviser focusing solely on international, global and emerging markets equity management. Altrinsic is employee-controlled and majority-owned. CI Global Investments Inc. (“CI”), a Canadian investment firm, owns approximately 11.4% of the outstanding equity units of Altrinsic. Employees own the remaining equity interest and retain 95.1% of the voting interests in Altrinsic.
AQR Capital Management, LLC (“AQR”), One Greenwich Plaza, Suite 130, Greenwich, Connecticut 06830: AQR, a Delaware limited liability company founded in 1998, is a wholly owned subsidiary of AQR Capital Management Holdings, LLC (“AQR Holdings”), which has no activities other than holding the interests of AQR. Clifford S. Asness, Ph.D., MBA, may be deemed to control AQR through his voting control of the Board of Members of AQR Holdings.
MFS Institutional Advisors, Inc. (“MFSI”), 111 Huntington Avenue, Boston, Massachusetts 02199: MFSI is a U.S.-based investment adviser and subsidiary of Massachusetts Financial Services Company (“MFS”). MFS is the oldest U.S. mutual fund organization. MFS and the firm’s predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund, Massachusetts Investors Trust. MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect majority-owned subsidiary of Sun Life Financial Inc. (a diversified financial services company).

GuideStone Funds

Parametric Portfolio Associates LLC (“Parametric”), 800 Fifth Avenue, Suite 2800, Seattle, Washington 98104: Parametric is a registered investment adviser offering a variety of structured portfolio solutions. Parametric is a wholly owned indirect subsidiary of Morgan Stanley, a publicly held company that is traded on the NYSE under the ticker symbol MS. The firm's direct, sole owner is Morgan Stanley Capital Management, LLC, a wholly owned subsidiary of Morgan Stanley. Parametric is a part of Morgan Stanley Investment Management, the asset management division of Morgan Stanley.
WCM Investment Management, LLC (“WCM”), 281 Brooks Street, Laguna Beach, California 92651: WCM is independently controlled entirely by its employees. Its CEO, Paul R. Black, and Chairman, Kurt R. Winrich, CFA, each own more than 25% of WCM.
Wellington Management Company LLP (“Wellington”), 280 Congress Street, Boston, Massachusetts 02210: Wellington is a registered investment adviser and owned by 191 partners of Wellington Management Group LLP, a Massachusetts limited liability partnership.
Emerging Markets Equity Fund:
AQR Capital Management, LLC (“AQR”), One Greenwich Plaza, Suite 130, Greenwich, Connecticut 06830: AQR, a Delaware limited liability company founded in 1998, is a wholly owned subsidiary of AQR Capital Management Holdings, LLC (“AQR Holdings”), which has no activities other than holding the interests of AQR. Clifford S. Asness, Ph.D., MBA, may be deemed to control AQR through his voting control of the Board of Members of AQR Holdings.
Goldman Sachs Asset Management, L.P. (“GSAM”), 200 West Street, New York, New York 10282: GSAM has been a registered investment adviser since 1990. GSAM provides a wide range of discretionary and investment advisory services, actively managed and quantitatively driven, for the firm’s clients. GSAM is an indirect wholly-owned subsidiary of The Goldman Sachs Group, Inc. and an affiliate of Goldman Sachs & Co. LLC. Founded in 1869, The Goldman Sachs Group, Inc is a publicly-held financial holding company and a leading global investment banking, securities and investment management firm.
Parametric Portfolio Associates LLC (“Parametric”), 800 Fifth Avenue, Suite 2800, Seattle, Washington 98104: Parametric is a registered investment adviser offering a variety of structured portfolio solutions. Parametric is a wholly owned indirect subsidiary of Morgan Stanley, a publicly held company that is traded on the NYSE under the ticker symbol MS. The firm's direct, sole owner is Morgan Stanley Capital Management, LLC, a wholly owned subsidiary of Morgan Stanley. Parametric is a part of Morgan Stanley Investment Management, the asset management division of Morgan Stanley.
RBC Global Asset Management (U.K.) Limited (“RBC GAM UK”), 100 Bishopsgate, London EC2N 4AA, United Kingdom: RBC GAM UK is a wholly owned direct subsidiary of Royal Bank of Canada Holdings (U.K.) Limited, a company formed in the United Kingdom and which is a wholly owned subsidiary of the Royal Bank of Canada (“RBC”). RBC is publicly held and traded on the New York Stock Exchange and Toronto Stock Exchange.
Wellington Management Company LLP (“Wellington”), 280 Congress Street, Boston, Massachusetts 02210: Wellington is a registered investment adviser and owned by 191 partners of Wellington Management Group LLP, a Massachusetts limited liability partnership.
All Funds (except Money Market Fund) — Cash Overlay Program:
Parametric Portfolio Associates LLC (“Parametric”), 800 Fifth Avenue, Suite 2800, Seattle, Washington 98104: Parametric is a registered investment adviser offering a variety of structured portfolio solutions. Parametric is a wholly owned indirect subsidiary of Morgan Stanley, a publicly held company that is traded on the NYSE under the ticker symbol MS. The firm's direct, sole owner is Morgan Stanley Capital Management, LLC, a wholly
Statement of Additional Information

owned subsidiary of Morgan Stanley. Parametric is a part of Morgan Stanley Investment Management, the asset management division of Morgan Stanley.
Fund Expenses. Each Fund pays the expenses incurred in its operations, including its pro rata share of expenses of the Trust. These expenses include investment advisory and administrative fees; registration fees; interest charges; taxes; expenses connected with the execution, recording and settlement of security transactions; fees and expenses of the custodian for all services to the Fund, including safekeeping of funds and securities and maintaining required books and accounts; expenses of preparing and mailing reports to investors and to government offices and commissions; expenses of meetings of investors; fees and expenses of independent accountants and legal counsel; insurance premiums; and expenses of calculating the NAV of, and the net income on, shares. Each Target Date Fund and Target Risk Fund also bears its proportionate share of the operating expenses of the underlying mutual funds in which it holds shares. In addition, the Funds may allocate transfer agency and certain other expenses by Class.

GuideStone Funds

Other Accounts Managed. The following table provides additional information about other accounts managed by portfolio managers and management team members jointly and primarily responsible for day-to-day management of the Funds for the fiscal year ended December 31, 2024.
Sub-Advisers Portfolio Managers	Total number of other accounts managed by Portfolio Manager(s) within each category below and the total assets in the accounts managed within each category below.
For other accounts managed by Portfolio Manager(s) within each category below, number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)
Altrinsic Global Advisors, LLC*	1	$115	42	$2,720	13	$5,242	N/A	N/A	N/A	N/A	N/A	N/A
John L. DeVita, CFA, CPA
John D. Hock, CFA
Rich McCormick, CFA
American Century Investment Management, Inc.
Ryan Cope, CFA	6	$6,081	2	$936	6	$630	N/A	N/A	N/A	N/A	N/A	N/A
Jeff John, CFA	6	$6,081	2	$936	6	$630	N/A	N/A	N/A	N/A	N/A	N/A
Michael Liss, CFA, CPA	16	$24,494	5	$2,694	10	$1,577	N/A	N/A	N/A	N/A	N/A	N/A
Philip Sundell, CFA	7	$6,755	1	$9	1	$7	N/A	N/A	N/A	N/A	N/A	N/A
Kevin Toney, CFA	16	$24,494	5	$2,694	10	$1,577	N/A	N/A	N/A	N/A	N/A	N/A
Brian Woglom, CFA	19	$24,908	5	$2,694	8	$1,573	N/A	N/A	N/A	N/A	N/A	N/A
AQR Capital Management, LLC
Michele L. Aghassi, Ph.D.	18	$10,689	11	$5,716	30	$12,869	1	$142	8	$4,303	7	$4,265
Clifford S. Asness, Ph.D.	24	$16,093	27	$11,418	44	$20,639	N/A	N/A	20	$8,800	15	$9,133
Andrea Frazzini, Ph.D.	25	$13,306	19	$7,384	40	$19,451	1	$142	14	$5,458	11	$8,403
John J. Huss	26	$13,985	25	$8,370	38	$18,496	1	$142	21	$7,638	10	$7,741
John M. Liew, Ph.D.	10	$4,151	19	$8,253	12	$7,132	N/A	N/A	12	$5,867	7	$5,275
Statement of Additional Information

Sub-Advisers Portfolio Managers	Total number of other accounts managed by Portfolio Manager(s) within each category below and the total assets in the accounts managed within each category below.
For other accounts managed by Portfolio Manager(s) within each category below, number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)
Barrow, Hanley, Mewhinney & Strauss, LLC
David W. Ganucheau, CFA	4	$2,326	2	$488	30	$5,018	1	$270	N/A	N/A	1	$421
Mark Giambrone	7	$5,087	2	$304	43	$7,859	N/A	N/A	N/A	N/A	N/A	N/A
BlackRock Financial Management, Inc., BlackRock International Limited and BlackRock (Singapore) Limited
Akiva Dickstein	17	$21,900	21	$6,400	196	$8,524	N/A	N/A	N/A	N/A	3	$1,020
Amanda Liu, CFA	10	$9,170	12	$3,020	156	$5,200	N/A	N/A	N/A	N/A	3	$1,020
Scott MacLellan, CFA	10	$9,170	15	$3,020	122	$4,478	N/A	N/A	2	118	3	$1,020
Siddharth Mehta	4	$3,790	4	$2,338	3	$1,210		N/A	N/A	N/A	N/A	N/A
Sam Summers	14	$45,460	15	$15,440	15	$8,580	N/A	N/A	N/A	N/A	7	$4,420
Brown Brothers Harriman & Co.
Andrew Hofer	6	$19,341	6	$2,626	141	$25,008	N/A	N/A	N/A	N/A	4	$520
Neil Hohmann	5	$10,880	7	$2,742	141	$25,008	N/A	N/A	N/A	N/A	4	$520
Paul Kunz, CFA	4	$10,780	4	$2,188	100	$20,171	N/A	N/A	N/A	N/A	4	$520

GuideStone Funds

Sub-Advisers Portfolio Managers	Total number of other accounts managed by Portfolio Manager(s) within each category below and the total assets in the accounts managed within each category below.
For other accounts managed by Portfolio Manager(s) within each category below, number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)
Delaware Investments Fund Advisers*	6	$9,592	N/A	N/A	16	$1,399	N/A	N/A	N/A	N/A	N/A	N/A
Christopher S. Adams, CFA
Francis X. Morris†
Michael S. Morris, CFA
Donald G. Padilla, CFA
David E. Reidinger
Driehaus Capital Management LLC
Michael Buck	3	$1,361	1	$952	58	$8,007	N/A	N/A	N/A	N/A	5	$1,055
Jeffrey James	3	$1,361	1	$952	58	$8,007	N/A	N/A	N/A	N/A	5	$1,055
Prakash Vijayan, CFA	3	$1,361	1	$952	58	$8,007	N/A	N/A	N/A	N/A	5	$1,055
Goldman Sachs Asset Management, L.P.
Simon Dangoor	112	$509,146	461	$377,169	48,099	$697,000	N/A	N/A	22	$1,891	21	$8,106
Hiren Dasani, CFA	4	$2,749	7	$10,665	33	$3,195	N/A	N/A	3	$1,416	N/A	N/A
Lindsay Rosner	60	$15,822	184	$49	14,878	$408	N/A	N/A	17	$1,691	17	$5,553
Ashish Shah	112	$509,146	461	$377,169	48,099	$697,000	N/A	N/A	22	$1,891	21	$8,106
Paul Seary, CFA	33	$8,150	30	$8,369	2,750	$177	N/A	N/A	6	$493	4	$2,259
Basak Yavuz	4	$2,749	6	$5,668	29	$2,291	N/A	N/A	2	$1,502	N/A	N/A
Statement of Additional Information

Sub-Advisers Portfolio Managers	Total number of other accounts managed by Portfolio Manager(s) within each category below and the total assets in the accounts managed within each category below.
For other accounts managed by Portfolio Manager(s) within each category below, number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)
Guggenheim Partners Investment Management, LLC
Adam J. Bloch	17	$45,901	10	$3,028	42	$22,901	N/A	N/A	3	$1,686	1	$113
Steven H. Brown, CFA	21	$47,087	10	$3,028	42	$22,901	N/A	N/A	3	$1,686	1	$113
GuideStone Capital Management, LLC*	2	$74,287	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Joshua Chastant
Brandon Pizzurro
Heitman Real Estate Securities LLC
Charles Harbin, CFA	N/A	N/A	9	$673	20	$2,732	N/A	N/A	N/A	N/A	3	$294
Jacques Perdrix	N/A	N/A	4	$19	4	$387	N/A	N/A	N/A	N/A	N/A	N/A
Damon Wang, CFA	N/A	N/A	3	$18	5	$594	N/A	N/A	N/A	N/A	1	$10
Jeffrey Yurk, CFA	N/A	N/A	9	$673	20	$2,732	N/A	N/A	N/A	N/A	3	$294
Jacobs Levy Equity Management, Inc.*	14	$4,155	13	$4,084	117	$19,383	N/A	N/A	2	$993	18	$11,270
Bruce I. Jacobs, Ph.D.
Kenneth N. Levy, CFA
Janus Henderson Investors US LLC
Hamish Chamberlayne, CFA	3	$53	6	$4,490	6	$1,350	N/A	N/A	N/A	N/A	N/A	N/A
Aaron Scully, CFA	3	$53	5	$3,881	5	$1,280	N/A	N/A	N/A	N/A	N/A	N/A

GuideStone Funds

Sub-Advisers Portfolio Managers	Total number of other accounts managed by Portfolio Manager(s) within each category below and the total assets in the accounts managed within each category below.
For other accounts managed by Portfolio Manager(s) within each category below, number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)
J.P. Morgan Investment Management Inc.
Giri Devulapally, CFA	11	$115,885	7	$21,000	265	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Holly Morris	8	$108,310	6	$20,975	19	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Larry H. Lee	17	$130,092	7	$22,876	29	N/A	N/A	N/A	N/A	N/A	1	$101
Robert Maloney	8	$108,310	6	$20,975	19	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Joseph Wilson	10	$109,264	7	$28,857	208	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Legal & General Investment Management America, Inc.*	N/A	N/A	43	$103,870	21	$13,333	N/A	N/A	$11	$8,309	2	$2,154
David Barron, CFA, CAIA
Aodhagán Byrne, CFA
Joseph LaPorta
Michael O’Connor
Craig Parker, CFA
Loomis, Sayles & Company, L.P.
Matthew J. Eagan, CFA	18	$34,285	21	$11,562	101	27,993	N/A	N/A	N/A	N/A	1	$31
Aziz V. Hamzaogullari	29	$29,475	22	$18,747	148	$41,111	N/A	N/A	3	$423	1	$356
Brian P. Kennedy	16	$33,744	21	$11,562	103	$27,984	N/A	N/A	N/A	N/A	1	$31
MFS Institutional Advisors, Inc.*	7	$25,887	6	$9,306	28	$6,889	N/A	N/A	N/A	N/A	N/A	N/A
Filipe Benzinho
Daniel Ling
Statement of Additional Information

Sub-Advisers Portfolio Managers	Total number of other accounts managed by Portfolio Manager(s) within each category below and the total assets in the accounts managed within each category below.
For other accounts managed by Portfolio Manager(s) within each category below, number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)
Neuberger Berman Investment Advisers LLC
Ashok K. Bhatia, CFA	11	$7,413	23	$12,833	28	$7,017	N/A	N/A	1	$342	N/A	N/A
David M. Brown, CFA	26	$8,028	116	$30,899	343	$41,510	10	$176	1	$342	N/A	N/A
Derek Devens, CFA	5	$933	3	$2,301	123	$1,075	N/A	N/A	1	$59	N/A	N/A
Robert Dishner	2	$5,781	8	$6,868	1	$142	N/A	N/A	N/A	N/A	N/A	N/A
Rory Ewing	5	$933	3	$2,301	123	$1,075	N/A	N/A	1	$59	N/A	N/A
Adam Grotzinger, CFA	4	$1,320	19	$8,007	21	$3,326	N/A	N/A	1	$342	N/A	N/A
Jon Jonsson††	2	$803	13	$6,953	14	$618	N/A	N/A	N/A	N/A	N/A	N/A
Eric Zhou	5	$933	3	$2,301	123	$1,075	N/A	N/A	1	$59	N/A	N/A
Pacific Investment Management Company LLC
Jerome Schneider	18	$53,102	12	$33,065	32	$24,355	N/A	N/A	N/A	N/A	1	$570
Marc Seidner	16	$29,769	29	$17,896	36	$19,169	N/A	N/A	5	$2,961	10	$8,324
Parametric Portfolio Associates LLC
Richard Fong, CFA	5	$181,242	29	$1,882	347	$83,672	N/A	N/A	N/A	N/A	N/A	N/A
Xiaozhen Li, Ph.D.	9	$3,361	N/A	N/A	113,786	$294,654	N/A	N/A	N/A	N/A	N/A	N/A
Jennifer Mihara	43	$35,286	6	$689,440	113,834	$297,917	N/A	N/A	N/A	N/A	N/A	N/A
Zach Olsen, CFA	5	$181,242	23	$1,301	90	$17,827	N/A	N/A	N/A	N/A	N/A	N/A
James Reber†††	27	$23,476	N/A	N/A	113,786	$294,654	N/A	N/A	N/A	N/A	N/A	N/A
Gordon Wotherspoon	16	$13,693	N/A	N/A	113,834	$297,917	N/A	N/A	N/A	N/A	N/A	N/A

GuideStone Funds

Sub-Advisers Portfolio Managers	Total number of other accounts managed by Portfolio Manager(s) within each category below and the total assets in the accounts managed within each category below.
For other accounts managed by Portfolio Manager(s) within each category below, number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)
Payden & Rygel
Brian Matthews, CFA	2	$692	9	$5,545	26	$3,962	N/A	N/A	N/A	N/A	N/A	N/A
Mary Beth Syal, CFA	5	$3,320	12	$6,916	145	$62,588	N/A	N/A	N/A	N/A	N/A	N/A
Adam Congdon, CFA	2	$977	5	$2,058	57	$14,759	N/A	N/A	N/A	N/A	N/A	N/A
P/E Global LLC*	4	$398	45	$3,728	50	$15,420	N/A	N/A	30	$3,304	31	$10,572
Warren J. Naphtal
David J. Souza, Jr., CFA
PGIM Quantitative Solutions LLC
Devang Gambhirwala	52	$17,797	3	$429	25	$6,212	N/A	N/A	N/A	N/A	4	$531
Joel M. Kallman, CFA	31	$48,840	1	$79	22	$3,021	N/A	N/A	N/A	N/A	N/A	N/A
Edward J. Tostanoski III, CFA	38	$50,207	2	$122	1	$284	N/A	N/A	N/A	N/A	N/A	N/A
RBC Global Asset Management (U.K.) Limited
Philippe Langham, ACA	2	$3,591	63	$4,451	7	$2,150	N/A	N/A	N/A	N/A	N/A	N/A
RBC Global Asset Management (U.S.) Inc.
Brian Svendahl, CFA	6	$1,215	8	$941	58	$13,045	N/A	N/A	N/A	N/A	N/A	N/A
Statement of Additional Information

Sub-Advisers Portfolio Managers	Total number of other accounts managed by Portfolio Manager(s) within each category below and the total assets in the accounts managed within each category below.
For other accounts managed by Portfolio Manager(s) within each category below, number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)
RREEF America L.L.C.
Barry McConnell	1	$153	11	$1,417	11	$2,324	N/A	N/A	2	$142	2	$103
Chris Robinson	1	$153	14	$1,827	19	$2,840	N/A	N/A	2	$142	9	$477
Robert Thomas	3	$1,414	15	$1,779	13	$2,589	N/A	N/A	2	$142	4	$369
David W. Zonavetch, CPA	3	$1,414	15	$1,779	13	$2,589	N/A	N/A	2	$142	4	$369
Sands Capital Management, LLC
Wesley A. Johnston, CFA	1	$2,442	7	$1,288	207	$9,458	N/A	N/A	N/A	N/A	4	$587
Frank M. Sands, CFA	1	$2,442	6	$1,286	204	$9,428	N/A	N/A	N/A	N/A	3	$543
Thomas H. Trentman, CFA	1	$2,442	9	$1,304	212	$11,204	N/A	N/A	N/A	N/A	5	$893
Shenkman Capital Management, Inc.
Jordan Barrow	2	$1,905	21	$5,700	108	$15,126	2	$1,905	15	$3,869	N/A	N/A
Jeffrey Gallo	2	$1,905	21	$5,700	108	$15,126	2	$1,905	15	$3,869	N/A	N/A
Mark R. Shenkman	2	$1,905	30	$9,503	131	$23,744	2	$1,905	22	$6,638	1	$6,370
Justin W. Slatky	2	$1,905	30	$9,503	131	$23,744	2	$1,905	22	$6,638	1	$6,370
SSI Investment Management LLC
George M. Douglas, CFA	3	$345	1	$8	1	$1	N/A	N/A	N/A	N/A	N/A	N/A
Dagney Maseda, CFA	2	$270	1	$8	1	$1	N/A	N/A	N/A	N/A	N/A	N/A
Alexander W. Volz	2	$270	1	$8	1	$1	N/A	N/A	N/A	N/A	N/A	N/A

GuideStone Funds

Sub-Advisers Portfolio Managers	Total number of other accounts managed by Portfolio Manager(s) within each category below and the total assets in the accounts managed within each category below.
For other accounts managed by Portfolio Manager(s) within each category below, number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)
TCW Investment Management Company, LLC
Iman H. Brivanlou, Ph.D.	3	$585	9	$725	25	$2,721	N/A	N/A	N/A	N/A	1	$844
Diane Jaffee, CFA††††	2	$545	5	$630	21	$2,412	N/A	N/A	N/A	N/A	1	$844
Matthew J. Spahn	1	$446	4	$662	20	$2,334	N/A	N/A	N/A	N/A	1	$844
TimesSquare Capital Management, LLC
Grant Babyak	3	$1,994	7	$2,291	36	$2,517	N/A	N/A	N/A	N/A	2	$71
Kenneth Duca, CFA	2	$629	2	$1,081	14	$557	N/A	N/A	N/A	N/A	N/A	N/A
David Ferriero, Ph.D.	2	$629	2	$1,081	14	$557	N/A	N/A	N/A	N/A	N/A	N/A
WCM Investment Management, LLC
Sanjay Ayer, CFA	26	$28,364	32	$12,727	473	$47,031	N/A	N/A	4	$703	8	$1,949
Paul R. Black	20	$26,398	22	$10,862	464	$46,719	N/A	N/A	3	$662	8	$1,949
Michael B. Trigg	23	$27,702	27	$11,624	464	$46,719	N/A	N/A	3	$662	8	$1,949
Jon Tringale	20	$26,398	22	$10,862	464	$46,719	N/A	N/A	3	$662	8	$1,949
Wellington Management Company LLP
Peter Fisher	14	$63,281	10	$1,097	21	$3,027	3	$50,881	4	$692	3	$736
Donald J. Kilbride†††††	7	$5,042	8	$959	9	$1,181	1	825	3	$626	3	$736
Bo Z. Meunier, CFA	3	$228	15	$2,094	12	$1,865	N/A	N/A	2	$865	2	$456
Mary L. Pryshlak, CFA	14	$16,960	49	$14,955	88	$27,887	3	$5,913	7	$2,775	12	$6,461
Jonathan G. White, CFA	14	$16,960	49	$14,955	88	$27,887	3	$5,913	7	$2,775	12	$6,461
Statement of Additional Information

Sub-Advisers Portfolio Managers	Total number of other accounts managed by Portfolio Manager(s) within each category below and the total assets in the accounts managed within each category below.
For other accounts managed by Portfolio Manager(s) within each category below, number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)
Western Asset Management Company, LLC
Gordon S. Brown	2	$1,166	18	$3,286	43	$17,047	N/A	N/A	1	$105	6	$5,980
Michael C. Buchanan	68	$85,254	236	$49,051	444	$126,337	N/A	N/A	17	$2,116	16	$9,627
Ian R. Edmonds	3	$806	13	$2,284	14	$5,697	N/A	N/A	3	$322	1	$174
Annabel Rudebeck	7	$4,980	12	$3,501	21	$7,477	N/A	N/A	N/A	N/A	1	$174
William Blair Investment Management, LLC*	3	$3,984	6	$5,138	38	$4,228	N/A	N/A	N/A	N/A	N/A	N/A
James Golan, CFA
David Ricci, CFA
*
The Adviser or Sub-Adviser utilizes a team-based approach to portfolio management, and each of the portfolio managers listed are jointly and primarily responsible for the day-to-day management of a portion of the accounts listed in each category.
†
Effective June 1, 2025, Francis X. Morris will retire and will no longer serve as a portfolio manager to the Small Cap Equity Fund.
††
Effective December 31, 2025, Jon Jonsson will retire and will no longer serve as a portfolio manager to the Global Bond Fund.
†††
Effective August 1, 2025, James Reber will retire and will no longer serve as a portfolio manager to the Target Date Funds, Target Risk Funds, Strategic Alternatives Fund and active Equity Funds with the exception of the Global Real Estate Securities Fund.
††††Effective June 30, 2025, Diane E. Jaffee, CFA, will retire and will no longer serve as a portfolio manager to the Value Equity Fund.
†††††Effective December 31, 2025, Donald J. Kilbride will retire and will no longer serve as a portfolio manager to the Defensive Market Strategies Fund.

GuideStone Funds

Material Conflicts of Interest. Material conflicts of interest that may arise in connection with the portfolio managers’ management of the Select Funds’ investments and the investments of the other accounts managed include conflicts between the investment strategy of a Select Fund and the investment strategy of other accounts managed by the portfolio manager and conflicts associated with the allocation of investment opportunities between a Select Fund and other accounts managed by the portfolio manager.
By implementing investment strategies of various accounts, a portfolio manager potentially could give favorable treatment to some accounts for a variety of reasons, including favoring larger accounts, accounts that pay higher fees, accounts that pay performance-based fees or accounts of affiliated companies. Such favorable treatment could lead to more favorable investment opportunities for some accounts. These accounts may include, among others, mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, colleges and universities, foundations and accounts managed on behalf of individuals) and commingled trust accounts.
Portfolio managers make investment decisions for each portfolio, including the Select Funds, based on the investment objectives, policies, practices and other relevant investment considerations that the portfolio managers believe are applicable to that portfolio. Consequently, portfolio managers may purchase (or sell) securities for one portfolio and not another portfolio or may take similar actions for different portfolios at different times. Consequently, the mix of securities purchased in one portfolio may perform better than the mix of securities purchased for another portfolio. Similarly, the sale of securities from one portfolio may cause that portfolio to perform better than others if the value of those securities decline.
Potential conflicts of interest may also arise when allocating and/or aggregating trades. Sub-Advisers often aggregate into a single trade order several individual contemporaneous client trade orders in a single security. When trades are aggregated on behalf of more than one account, such transactions should be allocated to all participating client accounts in a fair and equitable manner. With respect to IPOs and other syndicated or limited offerings, accounts with the same or similar investment objectives should receive an equitable opportunity to participate meaningfully and should not be unfairly disadvantaged.
Portfolio Manager Compensation:
The following is a description of the structure of and method used to determine the compensation received by the Funds’ portfolio managers or management team members from the Funds, the Adviser or any other source with respect to managing the Funds and any other accounts for the fiscal year ended December 31, 2023.
Altrinsic Global Advisors, LLC (“Altrinsic”). Altrinsic is an employee-controlled and majority-owned firm. The portfolio managers are owners of the business and participate directly in the firm's earnings stream and value creation. Accordingly, they share a unique long- term focus. They also receive base salaries and 401(k) profit-sharing (available to U.S. employees) and are eligible for discretionary incentives and/or deferred compensation. Altrinsic believes the firm’s compensation structure aligns the firm’s interest with the interests of clients.
American Century Investment Management, Inc. (“American Century”). American Century’s portfolio manager compensation is structured to align the interests of portfolio managers with those of the shareholders whose assets they manage. It includes the components described as follows, each of which is determined with reference to a number of factors such as overall performance, market competition and internal equity.
Base salary. Portfolio managers receive base pay in the form of a fixed annual salary.
Bonus. A significant portion of portfolio manager compensation takes the form of an annual incentive bonus which is determined by a combination of factors. One factor is mutual fund investment performance of funds a portfolio manager manages. For most American Century mutual funds, investment performance is measured by a combination of one-, three- and five-year pre-tax performance relative to various benchmarks (e.g., Russell 1000® Value Index for the Value Equity Fund and Russell 2000® Value Index for the Small Cap Equity Fund) and/or internally-customized peer groups. The performance comparison periods may be adjusted based on a fund’s
Statement of Additional Information

inception date or a portfolio manager’s tenure on the fund. Custom peer groups are constructed using all the funds in the indicated categories as a starting point. Funds are then eliminated from the peer group based on a standardized methodology designed to result in a final peer group that is both more stable over the long term (i.e., has less peer turnover) and that more closely represents the fund’s true peers based on internal investment mandates.
Portfolio managers may have responsibility for multiple American Century products. In such cases, the performance of each is assigned a percentage weight appropriate for the portfolio manager’s relative levels of responsibility.
Portfolio managers also may have responsibility for other types of managed portfolios or ETFs. This is the case for the Value Equity Fund and the Small Cap Equity Fund. If the performance of a managed account or ETF is considered for purposes of compensation, it is generally measured via the same criteria as an American Century mutual fund (i.e., relative to the performance of a benchmark and/or peer group (e.g., Russell 1000® Value Index for the Value Equity Fund and Russell 2000® Value Index for the Small Cap Equity Fund). Performance of the Value Equity Fund and the Small Cap Equity Fund is not separately considered in determining portfolio manager compensation.
A second factor in the bonus calculation relates to the performance of a number of American Century funds products managed according to one of the following investment disciplines, such as global growth equity, global value equity, disciplined equity, global fixed income and multi-asset strategies. The performance of American Century ETFs may also be included for certain investment disciplines. Performance is measured for each product individually, as described previously, and then combined to create an overall composite for the product group. These composites may measure one-year performance (equal weighted) or a combination of one-, three- and five-year performance (equal or asset weighted) depending on the portfolio manager’s responsibilities and products managed, and the composite for certain portfolio managers may include multiple disciplines. This feature is designed to encourage effective teamwork among fund management teams in achieving long-term investment success for similarly styled portfolios.
A portion of portfolio managers’ bonuses may discretionary and may be tied to factors such as profitability or individual performance goals, such as research projects and the development of new products.
Restricted Stock Plans. Portfolio managers are eligible for grants of restricted stock of ACC. These grants are discretionary and eligibility and availability can vary from year to year. The size of an individual’s grant is determined by individual and product performance as well as other product-specific considerations such as profitability. Grants can appreciate/depreciate in value based on the performance of ACC stock during the restriction period (generally three to four years).
Deferred Compensation Plans. Portfolio managers are eligible for grants of deferred compensation. These grants are used in limited situations, primarily for retention purposes. Grants are fixed and can appreciate/ depreciate in value based on the performance of the American Century mutual funds in which the portfolio manager chooses to invest them.
AQR Capital Management, LLC (“AQR”). The compensation for each of the portfolio managers that is a principal of AQR is in the form of distributions based on the net income generated by AQR and each principal’s relative ownership in AQR. A principal’s relative ownership in AQR is based on a number of factors including contribution to the research process, leadership and other contributions to AQR. There is no direct linkage between assets under management, performance and compensation. However, there is an indirect linkage in that superior performance tends to attract assets and thus increase revenues and presumably net income allocable to a principal. Each portfolio manager is also eligible to participate in AQR’s 401(k) retirement plan which is offered to all employees of AQR.

GuideStone Funds

Barrow, Hanley, Mewhinney & Strauss, LLC (“Barrow Hanley”). The compensation for Barrow Hanley’s investment professionals is closely tied to their overall contribution to the success of the firm’s clients’ investment results, as well as the success of Barrow Hanley. In addition to base salary, all portfolio managers and analysts are eligible to participate in a bonus pool. The amount of bonus compensation is based on quantitative and qualitative factors and may be substantially higher than an investment professional's base compensation.
Portfolio managers and analysts are evaluated on the value each adds to the overall investment process and performance. Contributions in other areas are also considered, such as meetings with clients and consultants, leadership and mentoring and many other factors.
The final component of compensation of key employees, including portfolio managers and analysts, is their interest in Barrow Hanley’s equity plan. Each quarter, equity owners receive a share of the firm's profits in the form of a distribution payment, which is related to the performance of the entire firm.
BlackRock Financial Management, Inc. (“BlackRock Financial”), BlackRock International Limited (“BIL”) and BlackRock (Singapore) Limited (“BSL” and together with BlackRock Financial and BIL, “BFM”). BFM’s financial arrangements with its portfolio managers, competitive compensation and career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a performance-based discretionary bonus, participation in various benefits programs and one or more of the incentive compensation programs established by BlackRock, Inc. (“BlackRock”).
Base compensation. Generally, portfolio managers receive base compensation based on their position with the firm.
Discretionary Incentive Compensation. Discretionary incentive compensation is a function of several components: the performance of BlackRock, the performance of the portfolio manager’s group within BlackRock, the investment performance, including risk-adjusted returns, of the firm’s assets under management or supervision by that portfolio manager relative to predetermined benchmarks and the individual’s performance and contribution to the overall performance of these portfolios and BlackRock. In most cases, these benchmarks are the same as the benchmark or benchmarks against which the performance of the funds or other accounts managed by the portfolio managers are measured. Among other things, BlackRock’s chief investment officers make a subjective determination with respect to each portfolio manager’s compensation based on the performance of the funds and other accounts managed by each portfolio manager relative to the various benchmarks. Performance of fixed income funds is measured on a pre-tax and/ or after-tax basis over various time periods including one-, three- and five-year periods, as applicable.
With respect to these portfolio managers, such benchmarks for the funds and other accounts include the following:
Portfolio Manager	Applicable Benchmarks
Akiva Dickstein
A combination of market-based indexes (e.g., Bloomberg US Aggregate Index,
Bloomberg US Universal Index and Bloomberg Intermediate Aggregate Index),
certain customized indexes and certain fund industry peer groups.

Amanda Liu, CFA	A combination of market-based indexes (e.g., Bloomberg US Aggregate Bond Index), certain customized indexes and certain fund industry peer groups.
Scott MacLellan	A combination of market-based indexes (e.g., Bank of America Merrill Lynch 1-3 Year US Corporate & Government Index), certain customized indexes and certain fund industry peer groups.
Siddarth Mehta	A combination of market-based indexes (e.g., FTSE Mortgage Index, Bloomberg GNMA MBS Index), certain customized indexes and certain fund industry peer groups.
Statement of Additional Information

Sam Summers	A combination of market-based indexes (e.g., Bloomberg US Aggregate Bond Index), certain customized indexes and certain fund industry peer groups.
Distribution of Discretionary Incentive Compensation. Discretionary incentive compensation is distributed to portfolio managers in a combination of cash, deferred BlackRock stock awards, and/or deferred cash awards that notionally track the return of certain BlackRock investment products.
Portfolio managers receive their annual discretionary incentive compensation in the form of cash. Portfolio managers whose total compensation is above a specified threshold also receive deferred BlackRock stock awards annually as part of their discretionary incentive compensation. Paying a portion of discretionary incentive compensation in the form of deferred BlackRock stock puts compensation earned by a portfolio manager for a given year “at risk” based on BlackRock’s ability to sustain and improve its performance over future periods. In some cases, additional deferred BlackRock stock may be granted to certain key employees as part of a long-term incentive award to aid in retention, align interests with long-term shareholders and motivate performance. Deferred BlackRock stock awards are generally granted in the form of BlackRock restricted stock units that vest pursuant to the terms of the applicable plan and, once vested, settle in BlackRock common stock. The portfolio managers of this fund have deferred BlackRock stock awards.
For certain portfolio managers, a portion of the discretionary incentive compensation is also distributed in the form of deferred cash awards that notionally track the returns of select BlackRock investment products they manage, which provides direct alignment of portfolio manager discretionary incentive compensation with investment product results. Deferred cash awards vest ratably over a number of years and, once vested, settle in the form of cash. Only portfolio managers who manage specified products and whose total compensation is above a specified threshold are eligible to participate in the deferred cash award program.
Other Compensation Benefits. In addition to base salary and discretionary incentive compensation, portfolio managers may be eligible to receive or participate in one or more of the following:
Incentive Savings Plans. BlackRock has created a variety of incentive savings plans in which BlackRock employees are eligible to participate, including a 401(k) plan, the BlackRock Retirement Savings Plan (“RSP”) and the BlackRock Employee Stock Purchase Plan (“ESPP”). The employer contribution components of the RSP include a company match equal to 50% of the first 8% of eligible pay contributed to the plan capped at $5,000 per year, and a company retirement contribution equal to 3% to 5% of eligible compensation up to the IRS limit ($330,000 for 2023). The RSP offers a range of investment options, including registered investment companies and collective investment funds managed by the firm. BlackRock contributions follow the investment direction set by participants for their own contributions or, absent participant investment direction, are invested into a target date fund that corresponds to, or is closest to, the year in which the participant attains age 65. The ESPP allows for investment in BlackRock common stock at a 5% discount on the fair market value of the stock on the purchase date. Annual participation in the ESPP is limited to the purchase of 1,000 shares of common stock or a dollar value of $25,000 based on its fair market value on the purchase date. All of the eligible portfolio managers are eligible to participate in these plans.
Portfolio Manager Potential Material Conflicts of Interest. BlackRock has built a professional working environment, firm-wide compliance culture and compliance procedures and systems designed to protect against potential incentives that may favor one account over another. BlackRock has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, BlackRock furnishes investment management and advisory services to numerous clients in addition to the Fund, and BlackRock may, consistent with applicable law, make investment recommendations to other clients or accounts (including accounts which are hedge funds or have performance or higher fees paid to BlackRock, or in which portfolio managers have a personal interest in the receipt of such fees), which may be the same as or different from those made to the Fund. In addition, BlackRock, the firm’s affiliates and significant shareholders and any officer, director, shareholder or employee may or may not have an

GuideStone Funds

interest in the securities whose purchase and sale BlackRock recommends to the Fund. BlackRock, or any of the firm’s affiliates or significant shareholders, or any officer, director, shareholder, employee or any member of their families may take different actions than those recommended to the Fund by BlackRock with respect to the same securities. Moreover, BlackRock may refrain from rendering any advice or services concerning securities of companies of which any of BlackRock’s (or the firm’s affiliates’ or significant shareholders’) officers, directors or employees are directors or officers, or companies as to which BlackRock or any of the firm’s affiliates or significant shareholders or the officers, directors and employees of any of them has any substantial economic interest or possesses material non-public information. Certain portfolio managers also may manage accounts whose investment strategies may at times be opposed to the strategy utilized for a fund. It should also be noted that Ms. Liu and Messrs. Dickstein, MacLellan, Mehta and Summers may be managing hedge fund and/or long only accounts, or may be part of a team managing hedge fund and/or long only accounts, subject to incentive fees. Ms. Liu and Messrs. Dickstein, MacLellan, Mehta and Summers may therefore be entitled to receive a portion of any incentive fees earned on such accounts.
As a fiduciary, BlackRock owes a duty of loyalty to clients and must treat each client fairly. When BlackRock purchases or sells securities for more than one account, the trades must be allocated in a manner consistent with its fiduciary duties. BlackRock attempts to allocate investments in a fair and equitable manner among client accounts, with no account receiving preferential treatment. To this end, BlackRock has adopted policies that are intended to ensure reasonable efficiency in client transactions and provide BlackRock with sufficient flexibility to allocate investments in a manner that is consistent with the particular investment discipline and client base, as appropriate.
Brown Brothers Harriman & Co. (“BBH&Co”). Neil Hohmann is a Partner of BBH&Co. As a Partner, most of his compensation is linked directly to the profits of BBH&Co through a working interest in BBH&Co’s profits and a return on capital invested in BBH&Co. Mr. Hohmann’s working interest is set at the beginning of each calendar year by BBH&Co’s Executive Committee based on his overall contribution to BBH&Co, including the investment performance and profitability of the funds and accounts that he manages and co-manages. Mr. Hohmann has also invested capital in BBH&Co and receives an annual return on his invested capital that fluctuates each year based on the overall profits of BBH&Co. Mr. Hohmann is also paid a salary.
Andrew Hofer and Paul Kunz are Principals of BBH&Co (collectively, the “Principals”). The Principals are paid a salary and variable incentives based on experience, the investment performance of their respective funds and other portfolios managed or co-managed, and the overall profitability of BBH&Co. Their salaries are determined within a market competitive salary range, based on individual experience and performance, and are consistent with the salaries paid to other Principals of BBH&Co. The variable incentives are composed of three separate elements. The first element is a cash bonus paid at the end of each calendar year based on multiple performance criteria (the “Performance Bonus”). A portion of the Performance Bonus is a deferred award. The second element is a cash bonus paid at the end of each calendar year based on the profitability of BBH&Co (the “Principal’s profit share”). The third, and typically the smallest element, is participation in a profit-sharing plan that allows all employees to share in the success of BBH&Co in meeting its profit objectives. This participation is a uniform portion of each employee’s salary plus eligible bonus payments and is paid to each employee’s 401(k) account. The main criteria for establishing the Principals Performance Bonuses are the investment performance of their respective funds and separate accounts managed by the Principals, their leadership, collaboration and communication skills. The Principals’ profit share is consistent with the percentage received by other Principals of BBH&Co.
BBH&Co seeks to meet the firm’s fiduciary obligation with respect to all investment management clients. BBH&Co has adopted and implemented policies and procedures that seek to manage conflicts of interest. Pursuant to such policies and procedures, BBH&Co monitors a variety of areas, including compliance with investment guidelines, review of allocation decisions and the investment in only those securities that have been approved for purchase and compliance with BBH&Co’s Code of Ethics. With respect to the allocation of investment opportunities, BBH&Co has adopted and implemented policies designed to achieve fair and equitable allocation of investment opportunities among clients over time. BBH&Co has structured the compensation of
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portfolio managers in a manner believed to be reasonably designed to safeguard the client from being negatively affected because of any such potential conflicts.
Delaware Investments Fund Advisers (“DIFA”). Each portfolio manager’s compensation consists of a combination of base salary, an incentive profit-share tied to performance and long-term equity. Salaries are determined by a comparison to industry data prepared by third parties to ensure that portfolio manager salaries are in line with salaries paid at peer investment advisory firms.
Each named portfolio manager is eligible to receive an annual cash bonus. The bonus pool is determined by the revenues associated with the products a portfolio manager manages. Macquarie Asset Management (“MAM”) keeps a percentage of the revenues and the remaining percentage of revenues (minus appropriate expenses associated with relevant product and the investment management team) creates the “bonus pool” for the product. Various members of the team have the ability to earn a percentage of the bonus pool with the most senior contributor generally having the largest share. The pool is allotted based on subjective factors (50%) and objective factors (50%). The primary objective factor is the one-, three- and five-year performance of the funds managed relative to the performance of the appropriate Morningstar, Inc. peer groups and the performance of institutional composites relative to the appropriate indexes. Three- and five-year performance is weighted more heavily, and there is no objective award for a fund whose performance falls below the 50th percentile for a given period of time.
Individual allocations of the bonus pool are based on individual performance measurements, both objective and subjective, as determined by senior management.
Portfolio managers participate in retention programs, including the MAM Investment Plan and the Macquarie Group Employee Retained Equity Plan, for alignment of interest purposes.
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MAM Investments Notional Investment Plan. A portion of a portfolio manager’s retained profit-share may be notionally exposed to the return of certain funds within Macquarie Asset Management pursuant to the terms of the MAM Notional Investment Plan. The retained amount will vest in equal tranches over a period ranging from four to five years after the date of investment (depending on the level of the employee).
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Macquarie Group Employee Retained Equity Plan (“MEREP”). A portion of a portfolio manager’s retained profit-share may be invested in the MEREP, which is used to deliver remuneration in the form of Macquarie equity. The main type of award currently being offered under the MEREP is units comprising a beneficial interest in a Macquarie Group share held in a trust for the employee, subject to the vesting and forfeiture provisions of the MEREP. Subject to vesting conditions, vesting and release of the shares occurs in a period ranging from four to five years after the date of investment (depending on the level of the employee).
In addition, portfolio managers may also participate in benefit plans and programs available generally to all similarly situated employees.
Driehaus Capital Management LLC (“DCM”). Each lead portfolio manager, portfolio manager and assistant portfolio manager is paid a fixed salary plus a bonus. Bonuses are determined based on the terms of a Revenue Sharing Plan and include a base amount calculated as a percentage of management fees paid by the accounts managed. In addition, if performance exceeds certain percentile benchmarks when compared to its peer group (primarily using Morningstar rankings) and/or certain risk adjusted return formulas, the bonus pool increases as a percentage of the management fees paid by the accounts managed within the strategy.
Michael Buck and Prakash Vijayan also receive a bonus based on a percentage of their salary, which has both subjective and objective components. Objective compensation is awarded at the end of each year based on four separate components: (i) incentive compensation tied to the performance of the strategies that use his research; (ii) incentive compensation tied to performance attribution within the universe he covers; (iii) the quality and performance of a mock portfolio that each of Messrs. Buck and Vijayan manage specific to his coverage universe; and (iv) incentive compensation tied to the assets under management growth of the strategies in which his

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research is used. In addition, a subjective annual bonus may also be earned based on the lead portfolio manager’s formal annual review of each of Messrs. Buck and Vijayan. This review covers an array of topics, such as technical knowledge, process, new idea generation, teamwork and communication.
If DCM declares a profit sharing plan contribution, the lead portfolio manager, portfolio manager and assistant portfolio manager also would receive such contribution. The lead portfolio manager, portfolio manager and assistant portfolio manager participate in a deferred compensation plan.
Goldman Sachs Asset Management, L.P. (“GSAM”). Compensation for GSAM portfolio managers is comprised of a base salary and year-end discretionary variable compensation. The base salary is fixed from year to year. Year-end discretionary variable compensation is primarily a function of each portfolio manager’s individual performance; his or her contribution to the overall team performance; the performance of GSAM and The Goldman Sachs Group, Inc. (“Goldman Sachs”); the team’s net revenues for the past year which in part is derived from advisory fees, and for certain accounts, performance-based fees; and anticipated compensation levels among competitor firms.
Portfolio managers are rewarded in part for their delivery of investment performance, which is reasonably expected to meet or exceed the expectations of clients and fund shareholders in terms of: excess return over an applicable benchmark, peer group ranking, risk management and factors specific to certain funds such as yield or regional focus. Performance is judged over one-, three- and five-year time horizons.
For compensation purposes, the benchmark for the Medium-Duration Bond Fund is the Bloomberg US Aggregate Bond Index; the benchmark for the Strategic Alternatives Fund is the Bloomberg 1-3 Month US Treasury Bill Index; and the benchmark for the Emerging Markets Equity Fund is the MSCI Emerging Markets Index.
The discretionary variable compensation for portfolio managers is also significantly influenced by various factors, including: (1) effective participation in team research discussions and process; and (2) management of risk in alignment with the targeted risk parameters and investment objective of the fund. Other factors may also be considered, including: (1) general client/shareholder orientation and (2) teamwork and leadership.
As part of their year-end discretionary variable compensation and subject to certain eligibility requirements, portfolio managers may receive deferred equity-based and similar awards, in the form of: (1) shares of Goldman Sachs (restricted stock units); and (2) for certain portfolio managers, performance-tracking (or “phantom”) shares of the GSAM mutual funds that they oversee or service. Performance-tracking shares are designed to provide a rate of return (net of fees) equal to that of the fund(s) that a portfolio manager manages, or one or more other eligible funds, as determined by senior management, thereby aligning portfolio manager compensation with fund shareholder interests. The awards are subject to vesting requirements, deferred payment and clawback and forfeiture provisions. GSAM, Goldman Sachs or their affiliates expect, but are not required to, hedge the exposure of the performance-tracking shares of a fund by, among other things, purchasing shares of the relevant fund(s).
Other Compensation. In addition to base salary and year-end discretionary variable compensation, the firm has a number of additional benefits in place including: (1) a 401(k) program that enables employees to direct a percentage of their base salary and bonus income into a tax-qualified retirement plan; and (2) investment opportunity programs in which certain professionals may participate subject to certain eligibility requirements.
Guggenheim Partners Investment Management, LLC (“Guggenheim”). Guggenheim compensates portfolio managers for their management of a fund’s portfolio. Compensation is evaluated (1) quantitatively based on their contribution to investment performance and portfolio risk control; and (2) qualitatively based on factors such as teamwork and client service efforts. The portfolio managers’ incentives may include: a competitive base salary, bonus determined by individual and firm wide performance, equity participation, co-investment options and participation opportunities in various investments, including through deferred compensation programs. Some portfolio managers earn compensation that varies based on the performance of certain accounts or investments. All employees of Guggenheim are also eligible to participate in a 401(k) plan to which a discretionary match may
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be made after the completion of each plan year. Guggenheim’s deferred compensation programs include equity that vests over a period of years, including equity in the form of shares of fund(s) managed by the particular portfolio manager. The value of the fund shares under the deferred compensation program is awarded annually and each award vests over a period of years (generally four years). A portfolio manager’s ownership of shares of a fund managed by the portfolio manager may create conflicts of interest that incentivize the portfolio manager to favor such fund over other funds or other accounts.
GuideStone Capital Management, LLC (“Adviser”). Portfolio managers and analysts (collectively, the “Adviser’s investment personnel”) of the Adviser are compensated for their services on behalf of the Adviser with a fixed base salary plus discretionary incentive compensation. With respect to portfolio management functions for the Funds and accounts managed or overseen by the Adviser, general consideration is given in the determination of incentive compensation to overall performance of these Funds and accounts in terms of both long-term and short-term performance results, with compensation primarily based on the Funds assigned to each individual analyst or portfolio manager. Factors included in the determination of base salary include the Adviser’s investment personnel’s experience, capabilities and extent of management responsibility. The Adviser and its parent are nonprofit entities, and there are no stock option or profit sharing plans. The absolute amount of base salary, incentive compensation and related benefits received by the Adviser’s investment personnel may also be determined, in whole or in part, as a result of service as officers or employees of affiliates of the Adviser, including GuideStone Financial Resources, which is unrelated to service as the Adviser’s investment personnel or officers of the Adviser.
Heitman Real Estate Securities LLC (“HRES”). HRES’s competitive compensation program is designed to accomplish several objectives, one of which is retention of HRES’s talented team. A group of senior employees holds a 100% equity interest in the business. Equity ownership helps ensure retention of key personnel and, equally important, creates alignment of interest between HRES’s partners and the firm’s clients. The structure is designed to create incentives for Heitman’s staff to deliver strong performance and high levels of client service. The total compensation of the firm’s equity owners is tied directly to the performance of the investments under their collective management and the degree to which client objectives have been met.
For those professionals who are not in the equity ownership pool, compensation comes in the form of base salaries, which are evaluated annually against the market, and bonus compensation based on the achievement of enterprise, business unit and individual performance goals. Additional forms of compensation include awarding employees promote interests in funds or performance-oriented incentive fees, as well as offering the opportunity to invest in the sponsor capital position for many of the firm's investment vehicles. Lastly, a phantom equity program is in place that grants a select group of seasoned individuals the right to receive compensation in the event the firm is sold. This provides employees with a vested interest in the firm growth.
Target incentive opportunities are communicated to employees each year and are based upon the market compensation of their position. In aggregate, total cash compensation levels approximate the median of competitive practice.
Jacobs Levy Equity Management, Inc. (“Jacobs Levy”). Each portfolio manager receives a fixed salary and a percentage of the profits of Jacobs Levy, which is based upon the portfolio manager’s ownership interest in the firm. Jacobs Levy’s profits are derived from the fees the firm receives from managing client accounts. For most client accounts, the firm receives a fee based upon a percentage of assets under management (the “basic fee”). For some accounts, the firm receives a fee that is adjusted based upon the performance of the account compared to a benchmark. The type of performance adjusted fee, the measurement period for the fee and the benchmark vary by client. In some cases, the basic fee is adjusted based upon the trailing returns (e.g., annualized trailing 12 quarter returns) of the account relative to an annualized benchmark return plus a specified number of basis points. In other cases, the firm receives the basic fee and a percentage of the profits in excess of a benchmark.
Janus Henderson Investors US LLC (“Janus Henderson”). Portfolio management is compensated for managing a Fund and any other funds, portfolios or accounts for which they have exclusive or shared responsibilities through

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two components: fixed compensation and variable compensation. Compensation (both fixed and variable) is determined on a pre-tax basis.
Fixed Compensation. Fixed compensation is paid in cash and is comprised of an annual base salary. The base salary is based on factors such as performance, scope of responsibility, skills, knowledge, experience, ability and market competitiveness.
Variable Compensation. Portfolio management’s variable compensation is discretionary and is determined by investment team management. The overall investment team variable compensation pool is funded by an amount equal to a percentage of Janus Henderson’s pre-incentive operating income. In determining individual awards, both quantitative and qualitative factors are considered. Such factors include, among other things, consistent short-term and long-term fund performance (i.e., one-, three- and five-year performance), client support and investment team support through the sharing of ideas, leadership, development, mentoring and teamwork.
Performance Fees. The firm receives performance fees in relation to certain funds depending on outperformance of the fund against pre-determined benchmarks. Performance fees are shared directly with the investment professional in two instances; on a discretionary basis, if the fees were generated certain products, and on a formulaic basis, if there is a contractual agreement in place. The discretionary performance fee sharing incentives are funded from within the profit pools and subject to the same risk adjustment, review, and standard deferral arrangements that apply to the discretionary funding frameworks.
Deferrals/Firm Ownership. All employees are subject to Janus Henderson’s standard deferral arrangements, which apply to variable incentive awards. Deferral rates apply to awards that exceed a minimum threshold; rates of deferral increase for larger incentive awards. Deferred awards vest in three equal installments over a three-year period and are delivered into Janus Henderson Group (JHG) restricted stock and/or funds. Portfolio management may be eligible to defer payment of a designated percentage of their fixed compensation and/or up to all of their variable compensation in accordance with Janus Henderson Group’s Executive Income Deferral Program.
J.P. Morgan Investment Management Inc. (“JPMIM”). JPMIM’s compensation programs are designed to align the behavior of employees with the achievement of its short- and long-term strategic goals, which revolve around client investment objectives. This is accomplished in part, through a balanced performance assessment process and total compensation program, as well as a clearly defined culture that rigorously and consistently promotes adherence to the highest ethical standards.
The compensation framework for JPMIM Portfolio Managers participating in public market investing activities is based on several factors that drive alignment with client objectives, the primary of which is investment performance, alongside of the firm-wide performance dimensions. The framework focuses on Total Compensation – base salary and variable compensation. Variable compensation is in the form of cash incentives, and/or long-term incentives in the form of fund-tracking incentives (referred to as the “Mandatory Investment Plan” or “MIP”) and/or equity-based JPMorgan Chase Restricted Stock Units (“RSUs”) with defined vesting schedules and corresponding terms and conditions. Long-term incentive awards may comprise up to 60% of overall incentive compensation, depending on an employee’s pay level.
The performance dimensions for Portfolio Managers are evaluated annually based on several factors that drive investment outcomes and value—aligned with client objectives—including, but not limited to:
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Investment performance, generally weighted more to the long-term, with specific consideration for Portfolio Managers of investment performance relative to competitive indices or peers over one-, three-, five- and ten-year periods, or, in the case of funds designed to track the performance of a particular index, the Portfolio Managers success in tracking such index;
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The scale and complexity of their investment responsibilities;
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Individual contribution relative to the client’s risk and return objectives;
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Business results, as informed by investment performance; risk, controls and conduct objectives; client/customer/stakeholder objectives, teamwork and leadership objectives; and
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Adherence with JPMIM’s compliance, risk, regulatory and client fiduciary responsibilities, including, as applicable, adherence to the JPMIM Asset Management Sustainability Risk Integration Policy, which contains relevant financially material Environmental, Social and Corporate Governance (“ESG”) factors that are intended to be assessed in investment decision- making.
In addition to the above performance dimensions, the firm-wide pay-for-per performance framework is integrated into the final assessment of incentive compensation for an individual Portfolio Manager. Feedback from JPMIM’s risk and control professionals is considered in assessing performance and compensation.
Portfolio Managers are subject to a mandatory deferral of long-term incentive compensation under JPMIM’s “MIP”. In general, the MIP provides for a rate of return equal to that of the particular fund(s), thereby aligning the Portfolio Manager’s pay with that of the client’s experience/return.
For Portfolio Managers participating in public market investing activities, 50% of their long-term incentives are subject to a mandatory deferral in the MIP, and the remaining 50% can be granted in the form of RSUs or additional participation in MIP at the election of the Portfolio Manager.
For the portion of long-term incentives subject to mandatory deferral in the MIP (50%), the incentives are allocated to the fund(s) the Portfolio Manager manages, as determined by the employee’s respective manager and reviewed by senior management.).
In addition, named Portfolio Managers on a sustainable fund(s) are required to allocate at least 25% of their mandatory deferral in at least one dedicated sustainable fund(s).
To hold individuals responsible for taking risks inconsistent with JPMIM’s risk appetite and to discourage future imprudent behavior, we have policies and procedures that enable us to take prompt and proportionate actions with respect to accountable individuals, including:
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Reducing or altogether eliminating annual incentive compensation;
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Canceling unvested awards (in full or in part);
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Clawback/recovery of previously paid compensation (cash and / or equity);
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Demotion, negative performance rating or other appropriate employment actions; and
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Termination of employment.
The precise actions we take with respect to accountable individuals are based on circumstances, including the nature of their involvement, the magnitude of the event and the impact on JPMIM.
In evaluating each portfolio manager’s performance with respect to the accounts he or she manages, JPMIM uses the following index as a benchmark to evaluate the performance of the portfolio manager. For the Growth Equity Fund, the benchmark used to evaluate the portfolio manager performance is the Russell 1000® Growth Index.
Legal & General Investment Management America, Inc. (“LGIM America”). LGIM America employees are generally compensated with fixed salary, discretionary bonus and a benefits package. A select group of senior-level leaders may be awarded shares of Legal & General Group Plc through Legal & General’s long term incentive plans.
For certain investment professionals, which may include certain portfolio managers, investment performance forms a significant proportion of the overall bonus potential, predominantly tied, on a formulaic basis, to the performance of their portfolios against a relevant peer group, index or investment targets each as defined annually. The remainder of bonus potential is determined on a qualitative basis based on such factors as client retention,

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new business, ongoing profitability of the business, as well as conduct and behaviors (including the approach to risk and compliance controls).
For other investment professionals, which may also include portfolio managers based on the underlying portfolio assets, bonus potential is determined on a qualitative basis only, based on similar factors as outlined above, such as client retention, new business, ongoing profitability of the business, as well as conduct and behaviors (including the approach to risk and compliance controls), and other relevant factors including individual and team’s ability to track the risk and return characteristics of the underlying indices.
For retention purposes, a portion of all employees, including investment professionals, annual bonus above a defined level is deferred and issued in shares of Legal & General Group Plc which vest over a three-year period.
Loomis, Sayles & Company, L.P. (“Loomis Sayles”). Loomis Sayles believes that portfolio manager compensation should be driven primarily by the delivery of consistent and superior long-term performance for the firm’s clients. Mr. Hamzaogullari’s compensation has four components: a competitive base salary, an annual incentive bonus driven by investment performance, participation in long-term incentive plans (annual and post-retirement payouts) and a revenue sharing bonus if certain revenue thresholds and performance hurdles are met. Maximum variable compensation potential is a multiple of base salary and reflects performance achievements relative to peers with similar disciplines. The performance review considers the asset class, manager experience and maturity of the product. The incentive compensation is based on trailing strategy performance and is weighted at one third for the three-year period, one third for the five-year period and one third for the ten-year period. Mr. Hamzaogullari also receives performance-based compensation as portfolio manager for a private investment fund. The firm’s senior management review the components annually.
In addition, Mr. Hamzaogullari participates in the Loomis Sayles profit sharing plan, in which Loomis Sayles makes a contribution to the retirement plan of each employee based on a percentage of base salary (up to a maximum amount). He may also participate in the Loomis Sayles deferred compensation plan which requires all employees to defer 50% of their annual bonus if in excess of a certain dollar amount, except for those employees who will be age 61 or older on the date the bonus is awarded. These amounts are deferred over a two-year period with 50% being paid out one year from the bonus anniversary date and the second 50% being paid out two years from the bonus anniversary date. These deferrals are deposited into an investment account on the employee's behalf, but the employee must be with Loomis Sayles on the vesting dates in order to receive the deferred bonus.
Fixed Income Managers. Loomis Sayles believes that portfolio manager compensation should be driven primarily by the delivery of consistent and superior long-term performance for the firm’s clients. Although portfolio manager compensation is not directly tied to assets under management, a portfolio manager’s base salary and/or bonus potential may reflect the amount of assets for which the manager is responsible relative to other portfolio managers. The annual bonus is incentive-based and generally represents a significant multiple of base salary. The bonus is based on three factors: investment performance, profit growth of the firm, and personal conduct. Investment performance is the primary component of the annual bonus and generally represents at least 60 % of the total for fixed-income managers. The other factors are used to determine the remainder of the annual incentive bonus, subject to the discretion of the Loomis Sayles’ Chief Investment Officer (“CIO”) and senior management. Loomis Sayles’ CIO and senior management evaluate these other factors annually.
The investment performance component of the annual incentive bonus depends primarily on investment performance against benchmark and/or against peers within similar disciplines. The score is based upon the product’s institutional composite performance; however, adjustments may be made if there is significant dispersion among the returns of the composite and accounts not included in the composite. For most products, the product investment score compares the product’s rolling three year performance over the past nine quarters (a five year view) against both a benchmark and a peer group established by the CIO. The scoring rewards both the aggregate excess performance of the product against a benchmark and the product’s relative rank within a peer group. In addition, for fixed income products, the performance score rewards for the consistency of that outperformance and is enhanced if over the past five years it has kept its rolling three-year performance ahead of
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its benchmark. Managers working on several product teams receive a final score based on the relative revenue weight of each product.
Portfolio managers may also participate in the three segments of the long-term incentive program. The amount of the awards for each segment are dependent upon role, industry experience, team and firm profitability, and/or investment performance.
General. The core elements of the Loomis Sayles compensation plan include a base salary, an annual incentive bonus, and, for senior investor and leadership roles, a long-term incentive bonus. The base salary is a fixed amount based on a combination of factors, including industry experience, firm experience, job performance and market considerations. The annual incentive bonus and long term incentive bonus is driven by a variety of factors depending upon the specific role. Factors include investment performance, individual performance, team and firm profitability, role, and industry experience. Both the annual and long term bonus have a deferral component. Loomis Sayles has developed and implemented three long-term incentive plan segments to attract and retain investment talent.
For the senior-most investment roles, a Long Term Incentive Plan provides annual grants relative to the role, and includes a post retirement payment feature to incentivize effective succession management. Participation is contingent upon signing an award agreement, which includes a non-compete covenant. The second and third Long Term Incentive Plans are constructed to create mid- term alignment for key positions, including a two year deferral feature. The second plan is role based, and the third is team based which is more specifically dependent upon team profitability and/or investment performance.
In addition, Loomis Sayles also offers a profit sharing plan for all employees and a defined benefit plan for employees who joined the firm prior to May 3, 2003. The profit sharing contribution to the retirement plan of each employee is based on a percentage of base salary (up to a maximum amount). The defined benefit plan is based on years of service and base compensation (up to a maximum amount).
MFS Institutional Advisors, Inc. (“MFS”). MFS’ philosophy is to align portfolio manager compensation with the goal to provide shareholders with long-term value through a collaborative investment process. Therefore, MFS uses long-term investment performance as well as contribution to the overall investment process and collaborative culture as key factors in determining portfolio manager compensation. In addition, MFS seeks to maintain total compensation programs that are competitive in the asset management industry in each geographic market where the firm has employees. MFS uses competitive compensation data to ensure that compensation practices are aligned with the firm’s goals of attracting, retaining and motivating the highest-quality professionals.
MFS reviews portfolio manager compensation annually. In determining portfolio manager compensation, MFS uses quantitative means and qualitative means to help ensure a durable investment process. As of December 31, 2024, portfolio manager total cash compensation is a combination of base salary and performance bonus:
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Base Salary. Base salary generally represents a smaller percentage of portfolio manager total cash compensation than performance bonus.
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Performance Bonus. Generally, the performance bonus represents more than a majority of portfolio manager total cash compensation.
The performance bonus is based on a combination of quantitative and qualitative factors, generally with more weight given to the former and less weight given to the latter.
The quantitative portion is primarily based on the pre-tax performance of accounts managed by the portfolio manager over a range of fixed-length time periods, intended to provide the ability to assess performance over time periods consistent with a full market cycle and a strategy's investment horizon. The fixed-length time periods include the portfolio manager's full tenure on each fund/strategy and, when available, 10-, five- and three-year

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periods. For portfolio managers who have served for less than three years, shorter-term periods, including the one-year period, will also be considered, as will performance in previous roles, if any, held at the firm. Emphasis is generally placed on longer performance periods when multiple performance periods are available. Performance is evaluated across the full set of strategies and portfolios managed by a given portfolio manager, relative to appropriate peer group universes and/or representative indexes (“benchmarks”). As of December 31, 2024, the MSCI EAFE Growth Index (gross dividend) was used to measure the portfolio managers’ performance for the International Equity Fund. Benchmarks may include versions and components of indices, custom indices and linked indices that combine performance of different indices for different portions of the time period, where appropriate.
The qualitative portion is based on the results of an annual internal peer review process (where portfolio managers are evaluated by other portfolio managers, analysts and traders) and management’s assessment of overall portfolio manager contributions to the MFS investment process and the client experience (distinct from fund and other account performance).
The performance bonus may be in the form of cash and/or a deferred cash award, at the discretion of management. A deferred cash award is issued for a cash value and becomes payable over a three-year vesting period if the portfolio manager remains in the continuous employ of MFS or its affiliates. During the vesting period, the value of the unfunded deferred cash award will fluctuate as though the portfolio manager had invested the cash value of the award in an MFS fund(s) selected by the portfolio manager. A selected fund may, but is not required to, be a fund that is managed by the portfolio manager.
MFS Equity Plan. Portfolio managers also typically benefit from the opportunity to participate in the MFS Equity Plan. Equity interests are awarded by management, on a discretionary basis, taking into account tenure at MFS, contribution to the investment process, and other factors.
Finally, portfolio managers also participate in benefit plans (including a defined contribution plan and health and other insurance plans) and programs available generally to other employees of MFS. The percentage such benefits represent of any portfolio manager’s compensation depends upon the length of the individual’s tenure at MFS and salary level, as well as other factors.
Neuberger Berman Investment Advisers LLC (“Neuberger Berman”). Neuberger Berman’s compensation philosophy is one that focuses on rewarding performance and incentivizing the firm’s employees. Neuberger Berman is also focused on creating a compensation process that the firm believes is fair, transparent, and competitive with the market.
Compensation for portfolio managers consists of either (i) fixed (salary) and variable (discretionary bonus) compensation but is more heavily weighted on the variable portion of total compensation (ii) on a production model, whereby formulaic compensation is paid from the team compensation pool on a fixed schedule (typically monthly) or (iii) a combination of salary, bonus and/or production compensation. Compensation is paid from a team compensation pool made available to the portfolio management team with which a portfolio manager is associated. The size of the team compensation pool is determined based on a formula that takes into consideration a number of factors including the pre-tax revenue that is generated by that particular portfolio management team, less certain adjustments. The amount allocated to individual portfolio managers is determined on the basis of a variety of criteria, including investment performance (including the aggregate multi-year track record), utilization of central resources (including research, sales and operations/support), business building to further the longer term sustainable success of the investment team, effective team/people management and overall contribution to the success of Neuberger Berman. Certain portfolio managers may manage products other than mutual funds, such as high net worth separate accounts. The share of pre-tax revenue a portfolio manager receives pursuant to any such arrangement will vary based on certain revenue thresholds.
The terms of Neuberger Berman’s long-term retention incentives are as follows:
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Employee-Owned Equity. Certain employees (primarily senior leadership and investment professionals) participated in Neuberger Berman’s equity ownership structure, which was launched as part of the firm’s management buyout in 2009 and designed to incentivize and retain key personnel. Neuberger Berman also currently offers an equity acquisition program which allows employees a more direct opportunity to invest in Neuberger Berman.
Contingent Compensation. Certain employees may participate in the Neuberger Berman Group Contingent Compensation Plan (the “CCP”) to serve as a means to further align the interests of the employees with the success of the firm and the interests of the clients and to reward continued employment. Under the CCP, up to 20% of a participant’s annual total compensation in excess of $500,000 is contingent and subject to vesting. The contingent amounts are maintained in a notional account that is tied to the performance of a portfolio of Neuberger Berman investment strategies, as specified by the firm on an employee-by-employee basis. By having a participant’s contingent compensation tied to Neuberger Berman investment strategies, each employee is given further incentive to operate as a prudent risk manager and to collaborate with colleagues to maximize performance across all business areas. In the case of members of investment teams, including portfolio managers, the CCP is currently structured so that such employees have exposure to the investment strategies of their respective teams as well as the broader Neuberger Berman portfolio.
Restrictive Covenants. Most investment professionals, including portfolio managers, are subject to notice periods and restrictive covenants which include employee and client non-solicit restrictions as well as restrictions on the use of confidential information. In addition, depending on participation levels, certain senior professionals who have received equity grants have also agreed to additional notice and transition periods and, in some cases, non-compete restrictions.
Pacific Investment Management Company LLC (“PIMCO”). PIMCO’s and its affiliates’ approach to compensation seeks to provide professionals with a compensation process that is driven by values of collaboration, openness, responsibility and excellence.
Generally, compensation packages consist of three components. The compensation program for portfolio managers is designed to align with clients’ interests, emphasizing each portfolio manager’s ability to generate long-term investment success for clients, among other factors. A portfolio manager’s compensation is not based solely on the performance of the Fund or any other account managed by that portfolio manager:
Base Salary. Base salary is determined based on core job responsibilities, positions/levels and market factors. Base salary levels are reviewed annually, when there is a significant change in job responsibilities or position or a significant change in market levels.
Variable Compensation. In addition to a base salary, portfolio managers have a variable component of their compensation, which is based on a combination of individual and company performance and includes both qualitative and quantitative factors. The following non-exhaustive list of qualitative and quantitative factors is considered when determining total compensation for portfolio managers:
performance measured over a variety of longer- and shorter-term periods, including five-year, four-year, three-year, two- year and one-year dollar-weighted and account-weighted, pre-tax total and risk-adjusted investment performance as judged against the applicable benchmarks (which may include internal investment performance-related benchmarks) for each account managed by a portfolio manager (including the Fund(s)) and relative to applicable industry peer groups; and
amount and nature of assets managed by the portfolio manager.
The variable compensation component of an employee’s compensation may include a deferred component. The deferred portion will generally be subject to vesting and may appreciate or depreciate based on the performance of PIMCO and/or its affiliates. PIMCO’s Long-Term Incentive Plan provides participants with deferred cash

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awards that appreciate or depreciate based on PIMCO’s operating earnings over a rolling three-year period. Additionally, PIMCO's Carried Interest Plan provides eligible participants (i.e. those who provide services to PIMCO’s alternative funds) a percentage of the carried interest otherwise payable to PIMCO if the applicable performance measurements described in the alternative fund's partnership agreements are achieved.
Portfolio managers who are managing directors of PIMCO receive compensation from a non-qualified profit sharing plan consisting of a portion of PIMCO’s net profits. Portfolio managers who are managing directors receive an amount determined by the Compensation Committee, based upon an individual’s overall contribution to the firm.
Parametric Portfolio Associates LLC (“Parametric”). Parametric believes that its compensation packages, which are described below, are adequate to attract and retain high-caliber professional employees. Please note that compensation for investment professionals is not based directly on investment performance or assets managed, but rather on the overall performance of responsibilities. In this way, the interests of portfolio managers are aligned with the interests of investors without providing incentive to take undue or insufficient investment risk. It also removes a potential motivation for fraud. Parametric is a subsidiary of Morgan Stanley. Violations of Parametric’s or Morgan Stanley’s policies would be a contributing factor when evaluating an employee’s discretionary bonus.
Compensation of Parametric employees has the following components:
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Base salary
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Discretionary bonus
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This bonus may be paid in cash, or for those who meet the eligibility for deferred compensation, may be paid in a combination of cash and deferred awards that may include Morgan Stanley restricted stock.
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Deferred awards vest after three years.
Parametric employees also receive certain retirement, health and welfare insurance, and other benefits that are broadly available to Morgan Stanley employees. Compensation of employees is reviewed on an annual basis. Considerations for adjustments in base salary and bonus decisions are typically paid and/or put into effect at, or shortly after, the firm’s fiscal year-end.
The firm also maintains the following arrangements:
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Employment contracts for key investment professionals and senior leadership.
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Notice and non-solicit agreements for managing directors and executive directors of the company.
Method to Determine Compensation. Parametric seeks to compensate investment professionals commensurate with responsibilities and performance while remaining competitive with other firms within the investment management industry.
Compensation is also influenced by the operating performance of Parametric and Morgan Stanley. While the salaries of investment professionals are comparatively fixed, variable compensation in the form of bonuses may fluctuate from year-to-year, based on changes in financial performance and other factors. Parametric also offers opportunities to move within the organization, as well as incentives to grow within the organization by promotion.
Additionally, Parametric participates in compensation surveys that benchmark salaries against other firms in the industry. This data is reviewed, along with a number of other factors, so that compensation remains competitive with other firms in the industry.
Payden & Rygel. Portfolio managers and other investment personnel are paid competitive salaries by Payden & Rygel. An employee’s base salary is contingent on many factors, such as (but not limited to) educational background and previous work experience. In addition, they may receive bonuses based on the overall profit of the firm and their contribution to the investment team(s) on which they participate. The relative mix of
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compensation represented by salary and bonus will vary depending on the individual’s contribution to the investment team(s), contributions to the firm overall and other factors.
P/E Global LLC (“P/E Global”). The firm’s compensation philosophy is one that focuses on rewarding performance and incentivizing employees. P/E Global is also focused on creating a compensation process the firm believes is fair, transparent and competitive with the market. Compensation for portfolio managers consists of fixed (salary) and variable (bonus) compensation, which is based on overall firm performance. In some cases, variable compensation may be paid from a team compensation pool made available to senior employees at P/E Global. The size of the team compensation pool is determined based on a formula that takes into consideration a number of factors including the pre-tax revenue that is generated by P/E Global. Portfolio managers manage products other than mutual funds, such as separate accounts, some of which may pay performance fees. For the management of accounts that pay performance fees, a portfolio manager may generally receive a percentage of pre-tax revenue less certain deductions in the form of distributions from the team compensation pool. The percentage of revenue the team compensation pool receives pursuant to this arrangement will vary based on certain revenue thresholds. Additionally, certain employees indirectly own equity in P/E Global and receive distributions of pre-tax revenue less certain deductions.
PGIM Quantitative Solutions LLC (“PGIM QS”). PGIM QS’s investment professionals are compensated through a combination of base salary, a performance-based annual cash incentive bonus and an annual long-term incentive grant. PGIM QS regularly utilizes third party surveys to compare the firm’s compensation program against leading asset management firms to monitor competitiveness.
An investment professional’s incentive compensation, including both the annual cash bonus and long-term incentive grant, is largely driven by a person’s contribution to PGIM QS’s goal of providing investment performance to clients consistent with portfolio objectives, guidelines and risk parameters, as well as such person’s qualitative contributions to the organization. An investment professional’s long-term incentive grant is currently divided into two components: (i) 80% of the value of the grant is subject to increase or decrease based on the performance of certain PGIM QS strategies; and (ii) 20% of the value of the grant consists of restricted stock of Prudential Financial, Inc. (PGIM QS’s ultimate parent company). The long-term incentive grants are subject to vesting requirements. The incentive compensation of each investment professional is not based solely or directly on the performance of a fund (or any other individual account managed by PGIM QS).
The annual cash bonus pool is determined quantitatively based on business results as measured by PGIM QS’s pre-tax income.
RBC Global Asset Management (U.K.) Limited (“RBC GAM UK”). The compensation program for investment staff and management team members is comprised of fixed pay and variable pay. In addition, they are eligible to participate in pension and benefit plans which are available generally to all employees. Variable pay may be comprised of one or a combination of the following components:
Annual Discretionary Bonus. All RBC GAM UK employees are eligible to be considered for a discretionary bonus from the eligible pool which is impacted both by business and RBC financial performance as well as client metrics. Determination of the discretionary bonus is based on an assessment of individual performance and behaviors against a combination of quantitative and qualitative objectives, including adherence to the firm’s risk and compliance policies and procedures and RBC’s Code of Conduct and Values, during the financial year. In some cases, and depending on the type of role, only a qualitative assessment is possible.
Profit Sharing Plan (“PSP”). Certain senior investment staff members are eligible to participate in the PSP. The pool is calculated quarterly based on a fixed percentage of the net income before taxes (NIBT) of the investment management division of RBC GAM UK. The distribution for each PSP unit is calculated on a quarterly basis and distributed to each participant based on the number of units held. PSP units are reviewed annually and approved by the global RBC Global Asset Management chief investment officer and chief executive officer. The number of units held by each individual does not normally change during the year.

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Team Profit Sharing Plan (“TPS”). Certain teams of investment staff members may be selected to participate in the TPS. The pool is based on a fixed proportion of the fund’s quarterly net revenue. Allocation of the pool to eligible participants is at the discretion of senior management, based on individual performance, behaviors and contribution to RBC GAM UK’s business performance as a team member during the financial year.
Deferral. Consistent with best practices, and dependent on the total level of variable compensation, a portion of the investment staff member’s variable compensation (Annual Discretionary Bonus plus PSP/TPS awards) is subject to a three-year mandatory deferral.
The compensation of any individual identified as a Material Risk Taker under the U.K. Regulators’ Remuneration Code is awarded in accordance with the U.K. Regulators’ Remuneration Rules.
RBC Global Asset Management (U.S.) Inc. (“RBC GAM US”). RBC GAM US’s compensation program is designed to align the firm’s investment professionals’ objectives with those of clients. Compensation for investment professionals consists of: (i) competitive salary; (ii) annual bonus; (iii) profit sharing. RBC GAM US calibrates salaries based on competitive criteria for asset class, seniority and performance record. Annual bonuses are determined by one-, three- and five-year performance measures, with emphasis on three- and five-year performance, and align the firm’s investment professionals’ objectives with the long-term performance objectives of clients. RBC GAM US’s most senior investment professionals are awarded participation in team and firm profit sharing plans. These plans enable the top investment professionals to participate in the success of their teams and the firm and are important in RBC GAM US’s ability to attract and retain outstanding investment talent. For key investment professionals, arrangements also include a mandatory three-year deferral of a portion of variable compensation, and employment agreements with non-solicit and non-compete terms.
RREEF America L.L.C. (“RREEF”). RREEF and its affiliates are part of DWS. The brand DWS represents DWS Group GmbH & Co. KGaA (“DWS Group”) and any of its subsidiaries such as DWS Investment Management Americas, Inc. and RREEF which offers advisory services. DWS seeks to offer its investment professionals competitive short- and long-term compensation based on continuous, above average, fund performance relative to the market. This includes measurement of short- and long-term performance against industry and portfolio benchmarks. As employees of DWS, portfolio managers are paid on a total compensation basis, which includes fixed pay (base salary) and variable compensation, as follows:
Fixed Pay (“FP”). FP is the key and primary element of compensation for the majority of DWS employees and reflects the value of the individual’s role and function within the organization. FP rewards factors that an employee brings to the organization such as skills and experience, while reflecting regional and divisional (i.e., DWS) specifics. FP levels play a significant role in ensuring competitiveness of the sub-adviser and its affiliates in the labor market, thus benchmarking provides a valuable input when determining FP levels.
Variable Compensation (“VC”). VC is a discretionary compensation element that enables DWS Group, which the sub-adviser and its affiliates are a part of, to provide additional reward to employees for their performance and behaviors, while reflecting DWS Group’s affordability and financial situation. VC aims to: (i) recognize that every employee contributes to DWS’s success through the franchise component of VC (“Franchise Component”); and (ii) reflect individual performance, investment performance, behaviors and culture through discretionary individual VC (“Individual Component”).
Employee seniority as well as divisional and regional specifics determine which VC elements are applicable for a given employee and the conditions under which they apply. Both the Franchise Component and Individual Component may be awarded in shares or other share-based instruments and other deferral arrangements.
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VC can be delivered via cash, restricted equity awards and/or restricted incentive awards or restricted compensation. Restricted compensation may include notional fund investments, restricted equity, notional equity, restricted cash or such other form as DWS may decide in its sole discretion.
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VC comprises a greater proportion of total compensation as an employee’s seniority and total compensation level increase. Proportion of VC delivered via a long-term incentive award, which is subject to performance and forfeiture provisions, will increase significantly as the amount of the VC increases.
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Additional forfeiture and claw back provisions, including complete forfeiture and claw back of VC, may apply in certain events if an employee is designated a Material Risk Taker.
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For key investment professionals, in particular, a portion of any long-term incentives will be in the form of notional investments aligned, where possible, to the funds they manage.
In general, each of the sub-adviser and its advisory affiliates seeks to offer its investment professionals competitive short- and long-term compensation based on continuous, above average, fund performance relative to the market. This includes measurement of short- and long-term performance against industry and portfolio benchmarks. To evaluate their investment professionals in light of and consistent with the compensation principles set forth above, the sub-adviser and its affiliates review investment performance for all accounts managed in relation to the appropriate Morningstar peer group universe with respect to a fund or relevant benchmark index(es) (e.g., FTSE EPRA/Nareit Developed Index) set forth in the governing documents with respect to each other account type. The ultimate goal of this process is to evaluate the degree to which investment professionals deliver investment performance that meets or exceeds their clients’ risk and return objectives. When determining total compensation, the sub-adviser and its affiliates consider a number of quantitative, qualitative and other factors:
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Quantitative measures (e.g., one-, three- and five-year pre-tax returns versus the appropriate Morningstar peer group universe for a fund or relevant benchmark index(es) set forth in the governing documents with respect to each other account type, taking risk targets into account) are utilized to measure performance.
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Qualitative measures (e.g., adherence to, as well as contributions to, the enhancement of the investment process) are included in the performance review.
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Other factors (e.g., non-investment related performance, teamwork, adherence to compliance rules, risk management and "living the values" of the sub-adviser and its affiliates) are included as part of a discretionary component of the review process, giving management the ability to consider additional markers of performance on a subjective basis.
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Furthermore, it is important to note that DWS Group functions within a controlled environment based upon the risk limits established by DWS Group’s Risk Division, in conjunction with DWS Group management. Because risk consideration is inherent in all business activities, performance assessment factors in an employee’s ability to assess and manage risk.
Sands Capital Management, LLC (“Sands”). Investment professionals receive a salary competitive in the industry. Investment professionals are also eligible to receive an annual qualitative bonus based on subjective review of the employee’s overall contribution, an annual quantitative bonus based on investment results and a percentage of profits through Sands’ profit sharing and 401(k) plan. Additional incentives may include equity participation. The annual investment results bonus is calculated from the pre-tax performance of the composite returns of Sands’ investment strategies relative to their respective benchmarks over one-, three- and five-year periods, weighted towards the three- and five-year results.
Shenkman Capital Management, Inc. (“Shenkman”). Each portfolio manager receives a fixed base salary and an annual bonus predicated on individual and firm performance. Individuals are compensated based on their ability to implement the firm’s investment strategy, their ability to effectively perform their respective managerial functions, the overall investment performance of the firm, as well as the firm’s growth and profitability. Portfolio managers’ compensation is not based on the performance of the Fund or the value of assets held in its portfolio.
SSI Investment Management LLC (“SSI”). SSI compensates the firm’s investment professionals through a combination of base salary, an annual performance-based bonus and stock options. The performance bonus is based on the investment professional’s individual contribution to the product’s performance, the team’s

GuideStone Funds

performance and success of the firm. SSI generally reviews performance over the prior 12 months compared against a broad-based benchmark (e.g., Bloomberg 1-3 Month US Treasury Bill Index). The firm also compares performance against an internal proprietary peer group over the same period. This peer group includes peers that are market neutral but may not be the same strategy.
TCW Investment Management Company, LLC (“TCW”). The overall objective of the firm’s compensation program for portfolio managers is to attract experienced and expert investment professionals and to retain them over the long term. Compensation is comprised of several components which, in the aggregate, are designed to achieve these objectives and to reward the portfolio managers for their contributions to the successful performance of the accounts they manage. Portfolio managers are compensated through a combination of base salary, fee sharing based compensation (“fee sharing”), bonus and equity incentive participation in TCW’s parent company (“equity incentives”). Fee sharing and equity incentives generally represent most of the portfolio managers’ compensation. In some cases, portfolio managers are eligible for discretionary bonuses.
Salary. Salary is agreed to with portfolio managers at the time of employment and is reviewed from time to time. It does not change significantly and often does not constitute a significant part of a portfolio manager’s compensation.
Fee Sharing. Fee sharing for investment professionals is based on revenues generated by accounts in the investment strategy area for which the investment professionals are responsible. In most cases, revenues are allocated to a pool and fee sharing compensation is allocated among members of the investment team after the deduction of certain expenses (including compensation over a threshold level) related to the strategy group. The allocations are based on the investment professionals’ contributions to TCW and its clients, including qualitative and quantitative contributions.
In general, the same fee sharing percentage is used to compensate a portfolio manager for investment services related to the Value Equity Fund is generally the same as that used to compensate portfolio managers for other client accounts in the same strategy managed by TCW or an affiliate of TCW (collectively the “TCW Group”). In some cases, the fee sharing pool includes revenues related to more than one product, in which case each participant in the pool is entitled to fee sharing derived from his or her contributions to all the included products.
Investment professionals are not directly compensated for generating performance fees. In some cases, the overall fee sharing pool is subject to fluctuation based on the relative pre-tax performance of the investment strategy composite returns, net of fees and expenses, to that of the benchmark. The measurement of performance relative to the benchmark can be based on single year or multiple year metrics, or a combination thereof. The benchmark used is the one associated with the Value Equity Fund managed by the portfolio manager as disclosed in the prospectus. Benchmarks vary from strategy to strategy but, within a given strategy, the same benchmark applies to all accounts, including the Value Equity Fund.
Discretionary Bonus/Guaranteed Minimums. Discretionary bonuses may be paid out of an investment team’s fee sharing pool, as determined by the supervisor(s) in the department. In other cases where portfolio managers do not receive fee sharing or where it is determined that the combination of salary and fee sharing does not adequately compensate the portfolio manager, discretionary bonuses may be paid by the applicable TCW entity. Also, pursuant to contractual arrangements, some portfolio managers received minimum bonuses.
Equity Incentives. Management believes that equity ownership aligns the interests of portfolio managers with the interests of the firm and its clients. Accordingly, TCW Group’s key investment professionals participate in equity incentives through ownership or participation in restricted unit plans that vest over time or unit appreciation plans of TCW’s parent company. The plans include the Fixed Income Retention Plan, Restricted Unit Plan and 2013 Equity Unit Incentive Plan.
Statement of Additional Information

Under the Fixed Income Retention Plan, certain portfolio managers in the fixed income area were awarded cash and/or partnership units in TCW’s parent company, either on a contractually-determined basis or on a discretionary basis. Awards under this plan were made in 2010 and vested over time.
Under the Restricted Unit Plan, certain portfolio managers in the fixed income and equity areas may be awarded partnership units in TCW’s parent company. Awards under this plan have vested over time subject to satisfaction of performance criteria.
Under the 2013 Equity Unit Incentive Plan, certain portfolio managers in the fixed income and equity areas may be awarded options to acquire partnership units in TCW’s parent company with a strike price equal to the fair market value of the option at the date of grant. The options granted under this plan are subject to vesting and other conditions.
Other Plans and Compensation Vehicles. Portfolio managers may also elect to participate in the applicable TCW Group’s 401(k) plan, to which they may contribute a portion of their pre- and post-tax compensation to the plan for investment on a tax-deferred basis.
TimesSquare Capital Management, LLC (“TSCM”). TSCM’s compensation program rewards top performing portfolio managers and investment analysts, promotes retention of key personnel and provides senior leaders with an equity-based stake in the firm. The program is tied exclusively to client’s investment performance and financial results of the firm and TSCM’s investment business. Moreover, the program is based on a series of clear metrics with investment performance, relative to the appropriate comparative universe and benchmark, carrying the greatest weighting for portfolio managers. Investment professionals’ compensation is comprised of the following three components: base salaries, an annual bonus plan and significant equity in the firm.
Base Salaries. Base salaries for investment professionals are targeted at the upper end of relevant peer groups of other institutional investment managers. TSCM adjusts base salaries when performance, market data, career path progression or position scope warrant an increase to encourage retention and development of top performers. For key investment decision-makers, variable performance-driven elements, such as the annual bonus and equity in the firm, comprise the substantial majority of total compensation.
Annual Bonus Plan. Bonuses for portfolio managers and investment analysts are determined primarily by investment performance (and not assets under management) using both manager-relative and benchmark-relative measures over multiple time horizons. Such performance is measured over the one- and three-year time periods, versus the relative benchmarks (Russell 2000® Growth Index for the Small Cap Growth Fund). Performance is analyzed on a pre-tax basis.
Equity Ownership. Senior investment professionals receive significant equity ownership in the firm, subject to a five-year vesting period. Once vested, certain components with vested value are not immediately accessible to further encourage retention. Through this stake in the business, portfolio managers should benefit from client retention and business growth. Currently, substantially all of TSCM’s senior investment professionals with tenure greater than three years retain ownership.
WCM Investment Management, LLC (“WCM”). Compensation for WCM portfolio management personnel is determined by research team leaders in conjunction with WCM’s leadership team and consists of: (1) a salary with; (2) a possible bonus; (3) a possible revenue-share; and (4) a possible equity component.
Base Salary. Salary levels are based on the individual’s degree of industry tenure, experience and responsibilities at the firm.
Discretionary Bonus. The bonus component is discretionary, and is based on qualitative employee performance measures, such as a “return on time” evaluation, contribution to the portfolio team, management of portfolios and

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other responsibilities (e.g., personnel management) at the firm. Furthermore, the overall performance of WCM (e.g., total assets under management, company profitability) also impacts this compensation component.
Revenue share. Portfolio managers may share in the revenue generated by the investment strategy for which they are responsible.
Equity ownership. Portfolio managers may also receive compensation in the form of offers of equity ownership and the consequent distributions therefrom.
Portfolio managers are also eligible to participate in a 401(k) program which includes an annual company contribution based on the profitability of the firm.
Wellington Management Company LLP (“Wellington”). Wellington receives a fee based on the assets under management of each Fund as set forth in the Sub-Advisory Agreements among Wellington, the Adviser and the Trust on behalf of each Fund. Wellington pays its investment professionals out of its total revenues, including the advisory fees earned with respect to each Fund.
Wellington’s compensation structure is designed to attract and retain high-caliber investment professionals necessary to deliver high quality investment management services to clients. Wellington’s compensation of each Fund’s manager listed in the prospectus who is primarily responsible for the day-to-day management of the Fund (“Investment Professional”) includes a base salary and incentive components. The base salary for each Investment Professional who is a partner (a “Partner”) of Wellington Management Group LLP, the ultimate holding company of Wellington, is generally a fixed amount that is determined by the managing partners of Wellington Management Group LLP. The base salary for the other Investment Professional is determined by the Investment Professional’s experience and performance in his role as an Investment Professional. Base salaries for Wellington employees are reviewed annually and may be adjusted based on the recommendation of an Investment Professional’s manager, using guidelines established by Wellington’s Compensation Committee, which has final oversight responsibility for base salaries of employees of the firm. Each Investment Professional, with the exception of Mary Pryshlak and Jonathan White, is eligible to receive an incentive payment based on the revenues earned by Wellington from the Fund managed by the Investment Professional and generally each other account managed by such Investment Professional. Each Investment Professional’s incentive payment relating to the relevant Fund is linked to the gross pre-tax performance of the portion of the fund managed by the Investment Professional compared to the Russell 1000® Index (Defensive Markets Strategies Fund) and the net pre-tax performance compared to the MSCI Emerging Markets Index-Net (Emerging Markets Equity Fund) over one-, three- and five-year periods, with an emphasis on five-year results. Wellington applies similar incentive compensation structures (although the benchmarks or peer groups, time periods and rates may differ) to other accounts managed by the Investment Professional, including accounts with performance fees.
Portfolio-based incentives across all accounts managed by an Investment Professional can, and typically do, represent a significant portion of an Investment Professional’s overall compensation; incentive compensation varies significantly by individual and can vary significantly from year to year. The Investment Professionals may also be eligible for bonus payments based on their overall contribution to Wellington’s business operations. Senior management at Wellington may reward individuals as it deems appropriate based on other factors. Each Partner is eligible to participate in a Partner-funded tax qualified retirement plan, the contributions to which are made pursuant to an actuarial formula. Mses. Meunier and Pryshlak and Messrs. Fisher and Kilbride are Partners.
Western Asset Management Company, LLC (“Western Asset”). At Western Asset, one compensation methodology covers all employees, including investment professionals. Standard compensation includes competitive base salaries, generous employee benefits, incentive bonus and a retirement plan which includes an employer match and discretionary profit sharing. Incentive bonuses are usually distributed in November. The firm’s compensation philosophy is to manage fixed costs by paying competitive base salaries, but reward performance through the incentive bonus. A total compensation range for each position within Western Asset is derived from annual market surveys and other relevant compensation-related data that benchmark each role to their job function and peer
Statement of Additional Information

universe. This method is designed to base the reward for employees with total compensation reflective of the external market value of their skills, experience and ability to produce desired results. The incentive bonus makes up the variable component of total compensation. Each employee participates in the annual review process in which a formal performance review is conducted at the end of the year and also a midyear review is conducted halfway through the fiscal year. The incentive bonus is based on one’s individual contributions to the success of one’s team performance and the firm. The overall success of the firm will determine the amount of funds available to distribute for all incentive bonuses. Incentive compensation is the primary focus of management decisions when determining total compensation, as base salaries are purely targeting to pay a competitive rate for the role. Western Asset offers long-term incentives (in the form of deferred cash) as part of the discretionary bonus for eligible employees. The eligibility requirements are discretionary, and the plan participants include all investment professionals, sales and relationship management professionals and senior managers. The purpose of the plan is to retain key employees by allowing them to participate in the plans where the awards are deferred and can be invested into a variety of Western Asset funds until the vesting date. These contributions plus the investment gains are paid to the employee if he or she remains employed and in good standing with Western Asset until the discretionary contributions become vested. Discretionary contributions made to the plan will be placed in a special trust that restricts management’s use of and access to the money. For portfolio managers, the formal review process also includes the use of a balanced scorecard to measure performance. The balanced scorecard includes one-, three- and five-year investment performance, monitoring of risk (portfolio dispersion and tracking error), client support activities, adherence to client portfolio objectives and guidelines and certain financial measures (assets under management and revenue trends). In reviewing investment performance, one-, three- and five-year annualized returns are measured against appropriate market peer groups and to each fund’s benchmark index. These are structured to reward sector specialists for contributions to the firm as well as relative performance of their specific portfolios/product and are determined by the professional’s job function and performance as measured by the review process.
William Blair Investment Management, LLC (“William Blair”). The compensation of William Blair’s portfolio managers, analysts, traders, marketers and client service professionals is based on the firm’s mission: “Empower Colleagues, Deliver Client Success and Engage in our Communities.” The portfolio managers, analysts and traders who are partners of the firm have compensation consisting of a performance-adjusted market value based on that partner’s role and performance in the role, and a share of the firm’s profits based on firm profitability and that partner’s contributions to the firm. Each partner’s ownership stake and bonus (if any) can vary over time and is determined by the individual’s sustained contribution to the firm’s revenue, profitability, long-term investment performance, intellectual capital and brand reputation. Compensation for non-partner portfolio managers is based upon the same factors, with the exception of their ownership interest in the firm.
All employees are provided competitive compensation that consists of a salary and a discretionary bonus that is based on individual, department and firm performance. Based on merit, many investment professionals will have an opportunity to benefit from equity ownership in the firm as well.
The bonus program is designed using fully discretionary bonuses. While the program is funded by firm and department performance, managers award bonuses based on each individual’s sustained contribution, as summarized above. In addition, managers typically review annually each individual’s total compensation versus both that individual’s peers and the overall compensation market for that individual’s responsibilities to ensure proper alignment.

GuideStone Funds

Securities Ownership. Portfolio managers of the Sub-Advisers do not beneficially own any shares of the Funds. The following table sets forth the dollar range of equity securities beneficially owned by each portfolio manager of the Adviser in each of the Funds as of December 31, 2024.
Name of Portfolio Manager	Dollar Range of Equity Securities in each Series of the Trust
Joshua Chastant
$1-$10,000 in the Money Market Fund
$1-$10,000 in the Strategic Alternatives Fund
$1-$10,000 in the Defensive Market Strategies Fund
$1-$10,000 in the Impact Bond Fund
$1-$10,000 in the Impact Equity Fund
$50,001-$100,000 in the Equity Index Fund
$1-$10,000 in the Medium-Duration Bond Fund
$1-$10,000 in the Small Cap Equity Fund
$10,001-$50,000 in the International Equity Fund
$10,001-$50,000 in the Emerging Markets Equity Fund

Brandon Pizzurro
$10,001-$50,000 in the MyDestination 2055 Fund
$10,001-$50,000 in the Strategic Alternatives Fund
$10,001-$50,000 in the Defensive Market Strategies Fund
$10,001-$50,000 in the Impact Bond Fund
$10,001-$50,000 in the Impact Equity Fund
$10,001-$50,000 in the Global Real Estate Securities Fund
$10,001-$50,000 in the Value Equity Fund
$10,001-$50,000 in the Growth Equity Fund
$50,001-$100,000 in the Small Cap Equity Fund
$50,001-$100,000 in the International Equity Fund
$10,001-$50,000 in the Emerging Market Equity Fund

Fund Brokerage. The Adviser and Sub-Advisers, in effecting the purchases and sales of portfolio securities for the account of the Funds, will seek execution of trades either (1) at the most favorable and competitive rate of commission charged by any broker, dealer or member of an exchange; or (2) at a higher rate of commission charged, if reasonable in relation to brokerage and research services provided to the Trust or the Adviser or Sub-Adviser by such member, broker or dealer. Such services may include, but are not limited to, information as to the availability of securities for purchase or sale and statistical or factual information or opinions pertaining to investments. The Adviser or Sub-Advisers may use research and services provided to it by brokers and dealers in servicing all its clients.
The Adviser or Sub-Adviser may, from time to time, receive services and products which serve both research and non-research functions. In such event, the Adviser or Sub-Adviser makes a good faith determination of the anticipated research and non-research use of the product or service and allocates brokerage only with respect to the research component.
Subject to its obligation to seek best execution, the Adviser may direct the Sub-Advisers to place trades through designated brokers who have agreed to pay certain transfer agency, custody or other operating expenses that the Funds would otherwise be obligated to pay. Fund orders may be placed with an affiliated broker-dealer. Portfolio orders will be placed with an affiliated broker-dealer only where the price being charged and the services being provided compare favorably with those charged to the Funds by non-affiliated broker-dealers. OTC transactions are usually placed with a principal market-maker unless a better net security price is obtainable elsewhere.
If the Adviser or Sub-Adviser provides investment advisory services to individuals and other institutional clients, there may be occasions on which these investment advisory clients may also invest in the same securities as the Fund. When these clients buy or sell the same securities at substantially the same time, the Adviser or Sub-Adviser may average the transactions as to price and allocate the amount of available investments in a manner which the Adviser or Sub-Adviser believes to be equitable to each client, including a Fund. On the other hand, to the extent permitted by law, the Adviser or Sub-Adviser may aggregate the securities to be sold or purchased a
Statement of Additional Information

Fund with those to be sold or purchased for other clients managed by it in order to obtain lower brokerage commissions, if any.
The Trust has obtained an order from the SEC that allows, subject to certain conditions, each Sub-Adviser that provides investment advice to a Select Fund or a portion thereof to, with respect to the assets under its control: (A) engage in certain principal and brokerage transactions that would otherwise be proscribed by the 1940 Act with a broker-dealer that is either (i) a Sub-Adviser to another portion of the same Select Fund or to another Select Fund, or (ii) an affiliated person of a Sub-Adviser to another portion of the same Select Fund; and (B) acquire securities of a Sub-Adviser, or its affiliate, to another portion of the same Select Fund. The Adviser believes that allowing a Select Fund or a portion thereof advised by one Sub-Adviser to purchase securities from another Sub-Adviser or its affiliates will expand the Select Funds’ investment options without exposing the Select Funds to the potential abuses of self-dealing.
For the fiscal years ended December 31, the aggregate dollar amount of brokerage commissions paid by each Fund are shown in the following table. The amount of brokerage commissions paid by a Fund may vary substantially from year to year due to differences in changing asset levels, shareholder activity and/or portfolio turnover, changes in a Fund's sub-adviser or investment strategies and other factors. During the periods noted in the following table, certain Funds had significant variation in brokerage commissions paid: (i) the MyDestination 2035 Fund, MyDestination 2045 Fund and MyDestination 2055 Fund had higher brokerage commissions paid in 2023 compared to 2022 as a result of glide path rebalancing (i.e., allocation changes to the underlying investments within each Fund's asset classes); (ii) the Aggressive Allocation Fund had higher brokerage commissions paid in 2023 compared to 2022 as a result of allocation changes to the underlying investments within the Equities asset class; (iii) the Medium-Duration Bond Fund and Value Equity Fund each had higher brokerage commissions paid in 2024 compared to 2023 due to changes to the Sub-Advisers; (iv) the Value Equity Index Fund, Growth Equity Index Fund and International Equity Index Fund each experienced higher brokerage commissions paid in 2024 than in 2023 due to shareholder activity; and (v) the Small Cap Equity Fund experienced higher brokerage commissions paid in 2024 than in 2023 due to a reallocation of assets among the Sub-Advisers.
	Aggregate Dollar Amount of Brokerage Commissions Paid
Fund	2024	2023	2022
MyDestination 2015	$—	$180	$419
MyDestination 2025	—	704	662
MyDestination 2035	404	2,494	889
MyDestination 2045	335	1,992	645
MyDestination 2055	170	1,603	313
Conservative Allocation	162	82	837
Balanced Allocation	170	2,691	3,263
Moderately Aggressive Allocation	202	2,490	4,039
Aggressive Allocation	157	2,281	1,500
Money Market	—	—	—
Low-Duration Bond	64,070	64,241	65,733
Medium-Duration Bond	361,368	187,700	205,008
Global Bond	32,251	20,268	32,538
Strategic Alternatives	90,814	73,712	88,409
Defensive Market Strategies	102,976	97,695	76,822
Impact Bond(1)	421	—	—
Impact Equity(1)	14,926	22,203	—
Equity Index	47,901	44,494	61,887
Global Real Estate Securities	477,173	440,714	374,174

GuideStone Funds

	Aggregate Dollar Amount of Brokerage Commissions Paid
Fund	2024	2023	2022
Value Equity Index	10,764	7,283	15,199
Value Equity	425,141	275,837	324,758
Growth Equity Index	15,266	8,904	15,232
Growth Equity	163,891	184,807	219,319
Small Cap Equity	598,140	426,503	429,638
International Equity Index	145,074	49,424	93,957
International Equity	789,224	749,133	682,254
Emerging Markets Equity	747,785	679,049	718,596
(1)
Inception date was January 27, 2023.
During the fiscal years ended December 2024, 2023 and 2022 certain portfolio transactions for the Medium-Duration Bond Fund and Emerging Markets Equity Fund were executed through broker-dealers affiliated with the respective Fund’s Sub-Adviser or Adviser directing applicable transactions as specified below.
			Aggregate Dollar Amount of Brokerage Commissions Paid
Fund	Broker-Dealer	Affiliate	2024	2023	2022
Medium-Duration Bond	Goldman, Sachs & Co.	Goldman Sachs Asset Management, L.P.	$86,041	$57,258	$57,259
Emerging Markets Equity	Goldman, Sachs & Co.	Goldman Sachs Asset Management, L.P.	$94	$163	$1,293
As of the close of the fiscal period ended December 31, 2024, the Funds’ aggregate holdings of securities of their regular broker-dealers or their parent company were as follows:
Dollar Value of Securities Owned (000’s Omitted)
Low-Duration Bond Fund
Bank of America Corporation	$5,375,625
Barclays Capital Inc.	2,591,501
BNP Paribas Securities Corp.	1,687,100
Citigroup Global Markets Inc.	14,681,117
Goldman Sachs & Co. LLC	6,310,623
J.P. Morgan Securities, LLC	12,054,773
Morgan Stanley & Co., LLC	11,798,562
UBS Group AG	5,565,119
Medium-Duration Bond Fund
Barclays Capital Inc.	9,785,361
BofAML Securities, Inc.	29,778,749
Citigroup Global Markets Inc.	228,393,064
Goldman Sachs & Co. LLC	11,513,661
Jefferies LLC	6,719,251
J.P. Morgan Securities, LLC	44,281,442
Morgan Stanley & Co., LLC	32,449,419
Wells Fargo Securities	26,188,428
Statement of Additional Information

Dollar Value of Securities Owned (000’s Omitted)
Global Bond Fund
BNP Paribas Securities Corp.	3,437,143
Citigroup Global Markets Inc.	447,580
Goldman Sachs & Co. LLC	1,524,940
Jefferies LLC	638,464
Morgan Stanley & Co., LLC	3,179,197
Wells Fargo Securities, LLC	2,574,975
Strategic Alternatives Fund
Bank of America Corporation	5,652
Citigroup Global Markets Inc.	458
J.P. Morgan Securities, LLC	1,447
Morgan Stanley & Co., LLC	8,307
The Bank of New York Mellon	(2,729)
Defensive Market Strategies Fund
J.P. Morgan Securities, LLC	1,646,291
Growth Equity Index Fund
Goldman Sachs & CO. LLC	507,341
Morgan Stanley & Co., LLC	117,171
Equity Index Fund
Bank of America Corporation	28,155,249
Citigroup Global Markets Inc.	12,060,200
Goldman Sachs & Co. LLC	16,987,917
J.P. Morgan Securities, LLC	62,446,852
Morgan Stanley & Co., LLC	15,368,641
Northern Trust Corporation	1,703,242
Value Equity Index Fund
Bank of America Corporation	2,215,212
Citigroup Global Markets, Inc.	1,020,655
Goldman Sachs & Co. LLC	1,029,571
Jefferies LLC	103,880
J.P. Morgan Securities, LLC	5,038,944
Morgan Stanley & Co., LLC	1,056,677
Value Equity Fund
Bank of America Corporation	13,209,964
J.P. Morgan Securities, LLC	25,133,593
Morgan Stanley & Co., LLC	9,492,614
Growth Equity Fund
Goldman Sachs & CO. LLC	6,578,258
International Equity Index Fund
Barclays	3,675,847
BNP Paribas Arbitrage SNC	5,336,060
UBS Group AG	8,784,068

GuideStone Funds

Dollar Value of Securities Owned (000’s Omitted)
International Equity Fund
Barclays	(4,630)
BNP Paribas	(6,112)
UBS Securities LLC	16,051,811
During the fiscal period ended December 31, 2024, the following Funds through an agreement or understanding with a broker, or through an internal allocation policy, directed brokerage transactions to the brokers specified below because of research services provided, as follows:
Name of Broker	Aggregate Dollar Amount of Transactions Directed	Aggregate Dollar Amount of Related Brokerage Commissions Paid
Defensive Market Strategies Fund
Cowen and Company, LLC	$1,337,898	$144
Russell Investments	1,189,637	193
Global Real Estate Securities Fund
Russell Investments	162,414,203	3,048,310
Value Equity Fund
Cowen and Company, LLC	20,177,786	2,652
Russell Investments	50,481,234	11,240
Growth Equity Fund
Cowen and Company, LLC	205,620,651	36,592
Russell Investments	25,319,009	4,807
Small Cap Equity Fund
Cowen and Company, LLC	158,018,787	112,196
Russell Investments	29,875,201	22,714
Emerging Markets Equity Fund
Cowen and Company, LLC	14,383,687	423
Codes of Ethics. The Trust, the Adviser, each of the Sub-Advisers and the Underwriter (as defined below) have adopted codes of ethics addressing personal securities transactions and other conduct by investment personnel and access persons who may have access to information about the Funds’ securities transactions. The codes are intended to address potential conflicts of interest that can arise in connection with personal trading activities of such persons. Persons subject to the codes are generally permitted to engage in personal securities transactions, including investing in securities eligible for investment by the Funds, subject to certain prohibitions, which may include pre-clearance requirements, blackout periods, annual and quarterly reporting of personal securities holdings and limitations on personal trading of initial public offerings. Violations of the codes are subject to review by the Board of Directors and could result in penalties.
Proxy Voting
Please refer to Appendix B of this SAI for the policies and procedures adopted by the Adviser and the Trust. Please refer to Appendix C of this SAI for a description of the Adviser's general guidelines for voting proxies.
Information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available by visiting the Trust’s website at GuideStoneFunds.com or by visiting the SEC’s website at http://www.sec.gov.
Statement of Additional Information

Other Service Providers
Underwriter. Foreside Funds Distributors LLC, Three Canal Plaza Suite 100, Portland, Maine 04101, serves as the Underwriter of each Fund’s shares pursuant to a Distribution Agreement (the “Agreement”). The Agreement was for an initial two-year term and is renewable annually thereafter. The Agreement is terminable without penalty on 60 days’ written notice by the Board of Directors, by vote of a majority of the outstanding voting securities of the Fund or by the Underwriter. The Agreement will also terminate automatically in the event of its assignment. The Funds do not pay any fees to the Underwriter in its capacity as underwriter. The Underwriter may enter into agreements with affiliates of the Adviser in connection with distribution. The Underwriter has agreed to use efforts deemed appropriate by it to facilitate the distribution of the Funds’ shares, which are offered on a continuous basis.
Transfer Agency Services. BNY Mellon Investment Servicing (US) Inc. (“BNY”), which has its principal business address at 103 Bellevue Parkway, Wilmington, Delaware 19809, provides transfer agency and dividend disbursing agent services for the Funds. As part of these services, BNY maintains records pertaining to the sale, redemption and transfer of Fund shares and distributes each Fund’s cash distributions to shareholders.
Administrative and Accounting Services. The Northern Trust Company, 333 South Wabash Avenue, Chicago, Illinois 60604, provides administrative and accounting services to the Funds. The services include certain accounting, clerical and bookkeeping services; assistance in the preparation of reports to shareholders; preparation for signature by an officer of the Trust of documents required to be filed for compliance by the Trust with applicable laws and regulations including those of the SEC and the securities laws of various states; arranging for the computation of data, including daily computation of NAV; and arranging for the maintenance of books and records of the Trust and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties. The Trust’s administrator does not have any responsibility or authority for the management of the Funds or the determination of investment policy. In consideration of the services provided pursuant to the Administration and Accounting Services Agreement, The Northern Trust Company receives from each Fund a fee computed daily and paid monthly. For the fiscal years ended December 31, 2024, December 31, 2023, and December 31, 2022, The Northern Trust Company received $1,889,109, $2,590,082 and $2,923,330, respectively, after waivers from the Trust for its administrative and accounting services.
Custodian. The Northern Trust Company, 333 South Wabash Avenue, Chicago, Illinois 60604, serves as custodian for the Funds pursuant to a custody agreement. As custodian, The Northern Trust Company holds or arranges for the holding of all portfolio securities and other assets of the Funds in connection with the custody agreement.
Securities Lending Agent. The Northern Trust Company, 50 South LaSalle Street, Chicago, Illinois 60603, serves as securities lending agent for the Select Funds, except the Money Market Fund, and in that role administers the Trust’s securities lending program pursuant to the securities lending agreement entered into between the Trust, on behalf of the Funds, and The Northern Trust Company.
Independent Registered Public Accounting Firm. PricewaterhouseCoopers LLP serves as the independent registered public accounting firm to the Trust.
Legal Counsel. The law firm of Stradley Ronon Stevens & Young, LLP, 2000 K Street, N.W., Suite 700, Washington, DC 20006, serves as counsel to the Trust.
Counsel to Independent Directors. The law firm of Eversheds Sutherland (US) LLP, 700 Sixth Street, N.W., Suite 700, Washington, DC 20001-3980, serves as counsel to the Independent Directors.

GuideStone Funds

Shares of Beneficial Interest
The Trust’s Trust Instrument authorizes the issuance of an unlimited number of shares for each of the Funds and their Classes, and each share has a par value of $0.001 per share. There are no conversions or preemptive rights in connection with any shares. All issued shares will be fully paid and non-assessable and will be redeemable at NAV per share. Certificates certifying the ownership of shares will not be issued.
In accordance with the Trust’s Trust Instrument, GuideStone Financial Resources will, at all times, directly or indirectly own, control or hold the power to vote of at least 60% of the outstanding shares of the Trust. The Funds of the Trust will refuse to accept any investment that would result in a change of such control. This means that GuideStone Financial Resources will control the vote on any matter that requires the approval of the outstanding shares of the Trust.
The assets belonging to a Fund shall be held and accounted for separately from other assets of the Trust. Each share of a Fund represents an equal beneficial interest in the net assets of such Fund. Each Class of a Fund represents interests in the assets of that Fund and has identical voting, dividend, liquidation and other rights, except that expenses allocated to a Class will be borne by such Class. Expenses of the Trust which are not readily identifiable as belonging to a particular Fund or Class are allocated among all the Funds in a manner the Directors believe to be fair and equitable.
The Board of Directors has authority, without necessity of a shareholder vote, to create any number of new funds or classes and to issue an unlimited number of shares of beneficial interest of the Trust. The Directors have established 27 Funds of the Trust and two Classes of shares to be issued currently. The Trust offers Institutional Class and Investor Class shares. Expenses borne by each Class differ because of the allocation of class-specific expenses. For example, shareholder service fees may vary from class to class. The relative impact of ongoing annual expenses will depend on the length of time a share is held.
Each share is entitled to one vote and each fractional share is entitled to a proportionate fractional vote. There shall be no cumulative voting in the election of Directors. Shares will generally be voted by shareholders of the individual Fund or Class, except in the case of election or removal of Directors, the amendment of the Trust’s Trust Instrument, when required by the 1940 Act or when the Directors have determined that the matter affects the interests of more than one Fund of the Trust or Class.
The Trust is not required to and does not currently intend to hold annual meetings of shareholders. Special meetings of shareholders may be called by the Board of Directors or upon the written request of shareholders owning a majority of the outstanding shares of the Trust. Amendments and supplements to the Trust’s Trust Instrument may be made only by majority of the outstanding shares of the Trust. The Trust shall have perpetual existence. Only a majority of the Board of Directors, including a majority of the Independent Directors, and not an individual Fund of the Trust, may approve the dissolution of a Fund of the Trust or the Trust.
Redemptions In-Kind for Affiliated Persons
As described in the Prospectus, each Fund reserves the right, taking into account the best interests of its shareholders, to honor a redemption request by certain affiliated shareholders by transferring some of the securities held by a Fund directly to a redeeming shareholder (“redemptions in-kind”). Specifically, redemptions in-kind may be effected for redeeming shareholders who are considered “affiliated persons” of a Fund by virtue of controlling, being controlled by or under common control with the Adviser (an “affiliated shareholder”). The Board has adopted procedures for redemptions in-kind of affiliated persons of a Fund. These procedures provide that a redemption in-kind shall be effected at approximately the affiliated shareholder's proportionate share of the Fund's current net assets, and require the Adviser to determine: (i) that the redemption in-kind will not favor the affiliated shareholder to the detriment of any of the Fund's remaining shareholders; (ii) in the context of another Fund redeeming from the distributing Fund, the redemption in-kind will not favor the distributing Fund to the
Statement of Additional Information

detriment of the redeeming Fund; and (iii) the redemption in-kind is in the best interest of the distributing Fund. The procedures also require that the distributed securities be valued in the same manner as they are valued for purposes of computing the distributing Fund's NAV and that neither the affiliated shareholder nor any other party with the ability and pecuniary incentive to influence the redemption in-kind selects, or influences the selection of, the distributed securities.
Shareholder Servicing Arrangements
The Board of Directors has adopted a Shareholder Service Plan for the Investor Class (“Service Plan”). Under its Service Plan, the Investor Class is authorized to pay service fees of 0.25% of average daily net assets. Service fees are paid to parties that provide service for and maintain shareholder accounts.
Pursuant to the Service Plan, each Fund may pay GuideStone Financial Resources and/or GuideStone Resource Management, Inc. (“GSRM”) for service activities. Service activities include, but are not limited to, such services as answering shareholder inquiries; establishing and maintaining shareholder accounts; providing account statements and documents; delivering reports and other communication from a Fund, as may be required by applicable law and regulation; aggregating and processing purchase and redemption orders; processing dividend payments; monitoring shareholder compliance with applicable frequent trading policy; cooperating with the Trust to facilitate implementation of its anti-money laundering program; and providing such other related personal and/or elective services as the shareholder may request. Any “service fee” paid by a Fund, as that term is defined in subparagraph (b)(9) of Rule 2830 of the Conduct Rules of FINRA, shall not exceed 0.25% of the Fund’s average annual net assets.
The Funds may pay up to the entire amount of the shareholder service fee to GuideStone Financial Resources and/or GSRM or to unaffiliated service providers who provide these services to the Funds. In addition, the Adviser has agreed to make payments from its own resources to unaffiliated financial intermediaries under distribution support agreements in an amount not to exceed 0.10% annualized of the average daily aggregate value of a Fund’s shares held by that intermediary’s customers.
Taxation
General
The following discussion of certain federal income tax matters concerning the Funds and the purchase, ownership and disposition of Fund shares is not complete and may not deal with all aspects of federal income taxation that may be relevant to you in light of your particular circumstances. This discussion is based on the Code, the regulations promulgated thereunder and judicial and administrative interpretations thereof, all as of the date hereof; all these authorities are subject to change, which may be applied retroactively. If you invest in Fund shares through a tax-advantaged account (such as a retirement plan account, including a 403(b)(7) or 401(k) account or an individual retirement account (“IRA”) (a “Tax-Advantaged Account”)), special tax rules apply. You should consult your own tax adviser(s) with regard to the federal tax consequences to you of the purchase, ownership and disposition of Fund shares, as well as the tax consequences to you arising under the laws of any state, locality, foreign country or other taxing jurisdiction.
Tax Character of Distributions. As described in the Prospectus, unless your investment is held in a Tax-Advantaged Account, (1) dividends from net investment income and distributions from the excess of net short-term capital gain over net long-term capital loss (“net short-term capital gain”) and net gains from certain foreign currency transactions, if any (collectively, “dividends”), generally are taxable to you as ordinary income (except that a Fund’s dividends attributable to its “qualified dividend income” (“QDI”) generally are subject to federal income tax for individual and certain other non-corporate shareholders (each, a “non-corporate shareholder”) who satisfy certain restrictions with respect to their Fund shares at a maximum rate of 15% (20% for a single

GuideStone Funds

shareholder with taxable income exceeding $533,401 or $600,051 for married persons filing jointly, which amounts apply for the 2025 tax year and will be adjusted for inflation annually thereafter); and (2) distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss) (“capital gain distributions”) are taxable to you as long-term capital gains, at those rates for non-corporate shareholders, whether received in cash or reinvested in additional Fund shares.
A portion of a Fund’s dividends also may be eligible for the dividends-received deduction allowed to corporations (“DRD”).
The eligible portion of any Fund dividend for purposes of the QDI rates may not exceed the aggregate dividends it receives from most domestic corporations and certain foreign corporations, whereas only dividends a Fund receives from domestic corporations are eligible for purposes of the DRD. Accordingly, a Fund’s distributions of interest income, net short-term capital gain and net foreign currency gains do not qualify for the reduced QDI tax rates or the DRD. The Funds will inform you of the amount of your dividends and capital gain distributions, if any, when they are paid and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year.
Under the Tax Cuts and Jobs Act, “qualified REIT dividends” (i.e., ordinary REIT dividends other than capital gain dividends and portions of REIT dividends designated as qualified dividend income) are treated as eligible for a 20% deduction by noncorporate taxpayers. Proposed regulations issued by the IRS, which can be relied on currently, enable a Fund to pass through the special character of “qualified REIT dividends” to a shareholder, provided both the Fund and shareholder meet certain holding period requirements with respect to their shares.
You should be aware that if you purchase Fund shares shortly before the record date for a dividend or capital gain distribution, you will pay full price for the shares and receive some portion of the price back as a taxable distribution. At any time, a Fund may distribute to you, as ordinary income or capital gain, an amount that exceeds your proportionate share of the actual amount of such income or gain earned or realized during the period of your investment in the Fund.
Redemption and Exchange of Fund Shares. As discussed in the Prospectus, unless your investment is held in a Tax-Advantaged Account, redemptions (including those pursuant to exchanges) of Fund shares are taxable transactions. If you hold your shares as capital assets, the gain or loss that you realize will be capital gain or loss and will be long-term if you held your redeemed shares for more than one year. Any capital gain a non-corporate shareholder recognizes on a redemption of his or her Fund shares held for more than one year will qualify for the maximum tax rates referred to above. Any loss you realize on the redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain distributions you received on those shares.
All or a portion of any loss that you realize on the redemption of your Fund shares will be disallowed to the extent that you buy other shares in the same Fund (through reinvestment of dividends or capital gain distributions or otherwise) within 30 days before or after the redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares you buy.
A shareholder’s basis in shares of a Fund that he or she acquired or acquires on or after January 1, 2012 (“Covered Shares”), will be determined in accordance with the Fund’s default method, which is average basis, unless the shareholder affirmatively elects in writing (which may be electronic) to use a different acceptable basis determination method, such as a specific identification method. The basis determination method a Fund shareholder elects (or the default method) may not be changed with respect to a redemption of Covered Shares after the settlement date of the redemption.
In addition to the requirement to report the gross proceeds from redemptions of shares, each Fund (or its administrative agent) must report to the Internal Revenue Service (“IRS”) and furnish to its shareholders the basis information for Covered Shares and indicate whether they had a short-term (one year or less) or long-term (more
Statement of Additional Information

than one year) holding period. You should consult with your tax adviser(s) to determine the best IRS-accepted basis determination method for your tax situation and to obtain more information about how the basis reporting law applies to you.
Treatment as a Regulated Investment Company. Each Fund has elected to be a “regulated investment company” under Subchapter M of Chapter 1 of Subtitle A of the Code (“RIC”) and intends to continue to qualify for treatment as a RIC for its current taxable year. As a RIC that so qualifies, a Fund will pay no federal income tax on its net income and net realized gains it distributes to you. The Board of Directors reserves the right not to maintain a Fund’s qualification for treatment as a RIC if the Board of Directors determines that course of action to be beneficial to its shareholders. In such a case, or if a Fund otherwise fails to maintain that qualification for any taxable year — either (1) by failing to satisfy the distribution requirement applicable to RICs (“Distribution Requirement”), even if it satisfied the source-of-income and diversification requirements applicable thereto (“Income Requirement” and “Diversification Requirements,” respectively); or (2) by failing to satisfy the Income Requirement and/or either Diversification Requirement and was unable to, or determined not to, avail itself of Code provisions that enable a RIC to cure a failure to satisfy any of the Income and Diversification Requirements as long as the failure “is due to reasonable cause and not due to willful neglect” and the RIC pays a deductible tax calculated in accordance with those provisions and meets certain other requirements — then for federal tax purposes the Fund would be taxed as an ordinary corporation on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders. In addition, for those purposes, the shareholders would treat all those distributions, including capital gain distributions, as dividends to the extent of the Fund’s earnings and profits, taxable as ordinary income (except that, for non-corporate shareholders those dividends would be QDI subject to federal income tax at the 15% and 20% maximum rates described above), and those dividends would be eligible for the DRD. Furthermore, a Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for RIC treatment.
Excise Tax. To avoid a nondeductible 4% federal excise tax (“Excise Tax”), a Fund must distribute to its shareholders by December 31 of each year at least the sum of the following amounts: 98% of its ordinary income earned during the calendar year, 98.2% of its capital gain net income earned during the 12-month period ending October 31 in that year, plus 100% of any undistributed amounts from the prior year. Each Fund intends to declare and pay at least that sum through periodic distributions during each year and any balance in December (or to pay the balance in January under a rule that treats such distributions as received by you in December) to avoid the Excise Tax, but the Funds can give no assurance that their distributions will be sufficient to eliminate all Excise Tax.
Backup Withholding. Each Fund must withhold and remit to the U.S. Treasury 24% of all dividends and (except in the case of the Money Market Fund) capital gain distributions and redemption proceeds (regardless of the extent to which a gain or loss may be realized) otherwise payable to you (“backup withholding”) if (1) you are a noncorporate shareholder and (2) you fail to furnish the Fund with your correct social security or other taxpayer identification number. Withholding at that rate also is required from a Fund’s dividends and (except for the Money Market Fund) capital gain distributions otherwise payable to you if you are such a shareholder and (a) the IRS notifies you or the Funds that you have failed to properly report certain interest and dividend income to the IRS and to respond to notices to that effect or (b) when required to do so, you fail to certify that you are not subject to backup withholding. Any amounts withheld may be credited against your federal income tax liability.
Pass-through of Foreign Taxes. If more than 50% of the value of a Fund’s total assets at the end of a taxable year is invested in securities of foreign corporations, the Fund may elect to pass-through to you your pro rata share of withholding or other taxes imposed by foreign countries or U.S. possessions (collectively, “foreign taxes”). If a Fund makes this election, the year-end statement you receive will show more taxable dividends than it actually distributed to you, because you will be required to include in gross income, and treat as paid by you, your proportionate share of those foreign taxes (the amount of which will be included on your statement with other dividends, if any, the Fund paid). However, you will be entitled to either deduct your share of those taxes in computing your taxable income or (subject to limitations) claim a foreign tax credit for that share against your

GuideStone Funds

federal income tax. (The exception, again, is a Tax-Advantaged Account.) You will be provided with the information necessary to complete your individual income tax return if a Fund makes this election.
Other Taxation. Distributions may be subject to state, local and foreign taxes, depending on your particular situation.
Tax Treatment of Fund Investments
Securities transactions are accounted for on a trade date basis. Net realized gains or losses from sales of securities are determined by comparing the identified cost of the securities lot sold with the net proceeds pursuant to applicable federal income tax rules.
Each Target Date Fund and Target Risk Fund invests primarily in shares of the Select Funds. Accordingly, a Fund-of-Fund’s income will consist of distributions from Select Funds and net gains realized from the disposition of Select Fund shares. If a Select Fund continues to qualify for treatment as a RIC — as noted above, each Fund, including the Select Funds, intends to continue to do so for its current taxable year — (1) dividends paid to a Fund of Funds from the Select Fund’s “investment company taxable income” will be taxable to the Fund of Funds as ordinary income to the extent of the Select Fund’s earnings and profits and (2) distributions paid to a Fund of Funds from the Select Fund’s net capital gain will be taxable to the Fund of Funds as long-term capital gains, regardless of how long the Fund of Funds has held the Select Fund’s shares. (As noted above, a Fund of Funds will be able to avoid having to pay entity-level federal income tax on those distributions by distributing the amount thereof to its shareholders.) If a Fund of Funds purchases shares of a Select Fund within 30 days before or after redeeming other shares of that Select Fund at a loss (whether pursuant to a rebalancing of the Fund of Fund’s portfolio or otherwise), all or a part of the loss will not be deductible by the Fund of Funds and instead will increase its basis in the newly purchased shares.
Market Discount. If a Fund purchases a debt security in the secondary market at a price lower than its stated redemption price, the difference is “market discount.” If the amount of market discount is more than de minimis, a Fund must include in its gross income a portion of the market discount as ordinary income (not capital gain) in each taxable year in which the Fund receives a principal payment on the security. In general, the amount of market discount that must be included is equal to the lesser of (1) the amount of market discount accrued during the taxable year (plus any accrued market discount for prior taxable years not previously included in gross income) or (2) the amount of the principal payment(s) received during the taxable year. Generally, market discount accrues on a daily basis for each day a Fund holds a debt security at a constant rate over the time remaining to the security’s maturity or, at the Fund’s election, at a constant yield to maturity that takes into account the semi-annual compounding of interest. Gain realized on the disposition of a market discount obligation must be recognized as interest income (not capital gain) to the extent of the accrued market discount.
Original Issue Discount and PIK Securities. Certain debt securities a Fund acquires may be originally issued at a discount. Very generally, “original issue discount” is defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although a Fund currently receives no cash on account of the original issue discount that accrues on a debt security in a given taxable year, that discount generally is treated for federal income tax purposes as interest that is includable in gross income in that year and, therefore, is subject to the Distribution Requirement. Similar treatment is required for “interest” on PIK securities paid in the form of additional securities rather than cash. A Fund may purchase some debt securities at a discount that exceeds the original issue discount on them, if any. This additional discount represents market discount for federal income tax purposes (see above).
Foreign Investments. Most foreign exchange gains and losses realized on the sale of debt securities generally are treated as ordinary income and loss by the Funds. These gains, when distributed, will be taxable to you as ordinary dividends (unless your investment is held in a Tax-Advantaged Account), and any such losses will reduce the Fund’s ordinary income otherwise available for distribution to you. This treatment could increase or
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reduce ordinary income distributions to you and may cause some or all of a Fund’s previously distributed income to be classified as a return of capital.
The Funds may be subject to foreign taxes on income from, and gains realized on, certain foreign securities. Tax treaties between certain countries and the United States may reduce or eliminate foreign taxes, however, and many foreign countries do not impose taxes on capital gains with respect to investments by foreign investors.
Passive Foreign Investment Companies. Each Select Fund may invest in shares of foreign corporations that are “passive foreign investment companies” (“PFICs”). A PFIC is any foreign corporation (with certain exceptions) that, in general, meets either of the following tests for the taxable year: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, a Fund will be subject to federal income tax on a portion of any “excess distribution” it receives on the stock of a PFIC and of any gain on its disposition of that stock (collectively, “PFIC income”), plus interest thereon, even if the Fund distributes the PFIC income as a dividend to its shareholders. The balance of the PFIC income will be included in the Fund’s investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders. Fund distributions thereof will not be eligible for the maximum federal income tax rates on non-corporate shareholders’ QDI.
If a Fund invests in a PFIC and elects to treat the PFIC as a “qualified electing fund” (“QEF”), then in lieu of the foregoing tax and interest obligation, the Fund would be required to include in income each taxable year its pro rata share of the QEF’s annual ordinary earnings and net capital gain — which the Fund likely would have to distribute to satisfy the Distribution Requirement and avoid imposition of the Excise Tax — even if the Fund did not receive those earnings and gain from the QEF. In most instances, it will be very difficult, if not impossible, to make this election because of certain requirements thereof.
A Fund may elect to “mark-to-market” its stock in any PFIC. “Marking-to-market,” in this context, means including in gross income each taxable year (and treating as ordinary income) the excess, if any, of the fair market value of the stock over a Fund’s adjusted basis therein as of the end of that year. Pursuant to the election, a Fund also would be allowed to deduct (as an ordinary, not a capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock the Fund included in income for prior taxable years under the election. A Fund’s adjusted basis in each PFIC’s stock subject to the election would be adjusted to reflect the amounts of income included and deductions taken thereunder.
You should be aware that determining whether a foreign corporation is a PFIC is a fact-intensive determination that is based on various facts and circumstances and thus is subject to change, and the principles and methodology used therein are subject to interpretation. As a result, a Fund may not be able, at the time it acquires a foreign corporation’s shares, to ascertain whether the corporation is a PFIC, and a foreign corporation may become a PFIC after a Fund acquires shares therein. While each Fund generally will seek to minimize its investments in PFIC shares, and to make appropriate elections when they are available, to lessen the adverse tax consequences detailed above, there are no guarantees that it will be able to do so and it reserves the right to make such investments as a matter of its investment policy.
Hedging Strategies. The use of hedging strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward contracts, involves complex rules that will determine for income tax purposes the amount, character, and timing of recognition of the gains and losses a Fund realizes in connection therewith. Gain from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from options, futures contracts and forward contracts a Fund derives with respect to its business of investing in securities or foreign currencies, will be treated as “qualifying income” under the Income Requirement.

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Some futures contracts, “nonequity” options (i.e., certain listed options, such as those on a “broad-based” securities index) and foreign currency options and forward contracts — except any “securities futures contract” that is not a “dealer securities futures contract” (both as defined in the Code) and any interest rate swap, currency swap, basis swap, interest rate cap, interest rate floor, commodity swap, equity swap, equity index swap, credit default swap or similar agreement — in which a Fund invests may be subject to Code section 1256 (collectively, “section 1256 contracts”). Any section 1256 contracts a Fund holds at the end of its taxable year generally must be “marked-to-market” (that is, treated as having been sold at that time for their fair market value) for federal income tax purposes, with the result that unrealized gains or losses will be treated as though they were realized. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of section 1256 contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. Section 1256 contracts may also be marked-to-market for purposes of the Excise Tax. These rules may operate to increase the amount that a Fund must distribute to satisfy the Distribution Requirement (i.e., with respect to the portion treated as short-term capital gain), which will be taxable to its shareholders as ordinary income when distributed to them, and to increase the net capital gain a Fund recognizes, without in either case increasing the cash available to the Fund.
Offsetting positions a Fund enters into or holds in any actively traded security, option, futures contract or forward contract may constitute a “straddle” for federal income tax purposes. Straddles are subject to certain rules that may affect the amount, character and timing of recognition of a Fund’s gains and losses with respect to positions of the straddle by requiring, among other things, that (1) loss realized on disposition of one position of a straddle be deferred to the extent of any unrealized gain in an offsetting position until the latter position is disposed of, (2) the Fund’s holding period in certain straddle positions not begin until the straddle is terminated (possibly resulting in gain being treated as short-term rather than long-term capital gain), and (3) losses recognized with respect to certain straddle positions that otherwise would constitute short-term capital losses be treated as long-term capital losses. Applicable regulations also provide certain “wash sale” rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and “short sale” rules applicable to straddles. Different elections are available to the Funds, which may mitigate the effects of the straddle rules, particularly with respect to “mixed straddles” (i.e., a straddle of which at least one, but not all, positions are section 1256 contracts).
If an option written (sold) by a Fund expires, it will realize a short-term capital gain equal to the amount of the premium it received for writing the option. If a Fund terminates its obligations under an option by entering into a closing transaction, it will realize a short-term capital gain (or loss), depending on whether the cost of the closing transaction is less (or more) than the premium it received when it wrote the option. If a covered call option written by a Fund is exercised, it will be treated as having sold the underlying security, producing long-term or short-term capital gain or loss, depending on the holding period of the underlying security and whether the sum of the option price received on the exercise plus the premium it received when it wrote the option is more or less than the underlying security’s basis.
If a Fund has an “appreciated financial position” — generally, an interest (including an interest through an option, futures or forward contract or short sale) with respect to any stock, debt instrument (other than “straight debt”), or partnership interest the fair market value of which exceeds its adjusted basis — and enters into a “constructive sale” of the position, the Fund will be treated as having made an actual sale thereof, with the result that it will recognize gain at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or a futures or forward contract a Fund or a related person enters into with respect to the same or substantially identical property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale. The foregoing will not apply, however, to any transaction by a Fund during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the Fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is the Fund’s risk of loss regarding that position reduced by reason of certain specified
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transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale or granting an option to buy substantially identical stock or securities).
Investments in REITs. Certain Funds may invest in REITs that (1) hold residual interests in REMICs (i.e., “real estate mortgage investment conduits”) or (2) engage in mortgage securitization transactions that cause the REITs to be taxable mortgage pools (“TMPs”) or have a qualified REIT subsidiary that is a TMP. A part of the net income allocable to REMIC residual interest holders may be an “excess inclusion.” The Code authorizes the issuance of regulations dealing with the taxation and reporting of excess inclusion income of REITs and RICs that hold residual REMIC interests and of REITs, or qualified REIT subsidiaries, that are TMPs. Although those regulations have not yet been issued, the U.S. Treasury and the IRS issued a notice in 2006 (“Notice”) announcing that, pending the issuance of further guidance (which has not yet been issued), the IRS would apply the principles in the following paragraphs to all excess inclusion income, whether from REMIC residual interests or TMPs.
The Notice provides that a REIT must (1) determine whether it or its qualified REIT subsidiary (or a part of either) is a TMP and, if so, calculate the TMP’s excess inclusion income under a “reasonable method,” (2) allocate its excess inclusion income to its shareholders generally in proportion to dividends paid, (3) inform shareholders that are not “disqualified organizations” (i.e., governmental units and tax-exempt entities that are not subject to tax on their “unrelated business taxable income” (“UBTI”)) of the amount and character of the excess inclusion income allocated thereto, (4) pay tax (at the corporate income tax rate) on the excess inclusion income allocable to its shareholders that are disqualified organizations, and (5) apply the withholding tax provisions with respect to the excess inclusion part of dividends paid to foreign persons without regard to any treaty exception or reduction in tax rate. Excess inclusion income allocated to certain tax-exempt entities (including qualified retirement plans, IRAs, and public charities) constitutes UBTI to them.
A RIC with excess inclusion income is subject to rules identical to those in clauses (2) through (5) above (substituting “that are nominees” for “that are not ‘disqualified organizations’” in clause (3) and inserting “record” after “its” in clause (4)). The Notice further provides that a RIC is not required to report the amount and character of the excess inclusion income allocated to its shareholders who are not nominees, except that (1) a RIC with excess inclusion income from all sources that exceeds 1% of its gross income must do so and (2) any other RIC must do so by taking into account only excess inclusion income allocated to the RIC from REITs the excess inclusion income of which exceeded 3% of its dividends. A Fund will not invest directly in REMIC residual interests and does not intend to invest in REITs that, to its knowledge, invest in those interests or are TMPs or have a qualified REIT subsidiary that is a TMP.
After calendar year-end, REITs can and often do change the category (e.g., ordinary income dividend, capital gain distribution, or return of capital) of one or more of the distributions they made during that year. If a Fund invests in a REIT that does so, the Fund also would have to re-categorize some of the distributions it made to its shareholders. Those changes would be reflected in your annual Form 1099, together with other tax information. Although those forms generally will be distributed to you in February of each year, a Fund may, in one or more years, request from the IRS an extension of time to distribute those forms until mid-March to enable it to receive the latest information it can from the REITs in which it invests and thereby accurately report that information to you on a single form (rather than having to send you an amended form).
A Fund may invest in the equity securities of corporations or other entities that invest in U.S. real property, including REITs. The sale of a U.S. real property interest by a REIT or “United States real property holding corporation” in which a Fund invests may trigger special tax consequences to the Fund’s foreign shareholders, who are urged to consult their tax advisers regarding those consequences.

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Non-U.S. Investors
Fund shares generally are not sold outside the United States. However, non-U.S. investors (shareholders who, as to the United States, are nonresident alien individuals, foreign trusts or estates, foreign corporations or foreign partnerships) may be subject to U.S. withholding and estate tax and are subject to special U.S. tax certification requirements. Non-U.S. investors should consult their tax advisors about the applicability of U.S. tax withholding and the use of the appropriate forms to certify their status.
In General. Non-U.S. investors may be subject to U.S. withholding tax at a 30% or lower treaty rate and U.S. estate tax and are subject to special U.S. tax certification requirements to avoid backup withholding and claim any treaty benefits. Exemptions from U.S. withholding tax are provided for certain capital gain dividends paid by a Fund from net long-term capital gains, interest-related dividends and short-term capital gain dividends, if such amounts are reported by a Fund. However, notwithstanding such exemptions from U.S. withholding at the source, any such dividends and distributions of income and capital gains will be subject to backup withholding at a rate of 24% if you fail to properly certify that you are not a U.S. person.
Foreign Account Tax Compliance Act (“FATCA”). Under FATCA, a Fund will be required to withhold a 30% tax on income dividends made by the Fund to certain foreign entities, referred to as foreign financial institutions or nonfinancial foreign entities, that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. After December 31, 2020, FATCA withholding also would have applied to certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Fund shares; however, based on proposed regulations issued by the IRS, which can be relied upon currently, such withholding is no longer required unless final regulations provide otherwise (which is not expected). A Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA or similar laws. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.
Tax-Advantaged Accounts
Traditional IRAs. Certain shareholders may obtain tax advantages by establishing an IRA. Specifically, except as noted below, if neither you nor your spouse is an active participant in a qualified employer or government retirement plan or if either you or your spouse is an active participant in such a plan and your adjusted gross income does not exceed a certain level, each of you may deduct cash contributions made to an IRA in an amount for each taxable year not exceeding the lesser of your earned income or $7,000 (increased by a “catch-up contribution” of $1,000 if you attain age 50 before the end of the year (“Catch-up Contribution”)). Notwithstanding the foregoing, a married shareholder who is not an active participant in such a plan and files a joint income tax return with his or her spouse (and their combined “modified adjusted gross income” does not exceed $236,000 for 2025) is not affected by the spouse’s active participant status. In addition, if your spouse is not employed and you file a joint return, you may also establish a separate IRA for your spouse and contribute up to a total of $14,000 to the two IRAs, provided that neither contribution exceeds $7,000 (in each case, if applicable, increased by a Catch-up Contribution of $1,000). If your employer’s plan qualifies as a SIMPLE, permits voluntary contributions and meets certain requirements, you may make voluntary contributions to that plan that are treated as deductible IRA contributions.
Even if you are not in one of the categories described in the preceding paragraph, you may find it advantageous to invest in Fund shares through nondeductible IRA contributions, up to certain limits, because all dividends and other distributions on your shares are then not immediately taxable to you or the IRA; they become taxable only when distributed to you. To avoid penalties, your interest in an IRA must be distributed, or start to be distributed, to you not later than April 1 following the calendar year in which you attain age 70 1/2. Distributions made before
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age 59 1/2, in addition to being taxable, generally are subject to a penalty equal to 10% of the distribution, except in the case of death or disability or where the distribution is rolled over into another qualified plan or certain other situations.
Roth IRAs. A shareholder whose adjusted gross income (or combined adjusted gross income with his or her spouse) does not exceed certain levels may establish and contribute up to $7,000 per taxable year (increased by a Catch-up Contribution of $1,000) to a Roth IRA (or to any combination of Roth and traditional IRAs). Certain distributions from traditional IRAs may be rolled over to a Roth IRA, and any of a shareholder’s traditional IRAs may be converted to a Roth IRA; these rollover distributions and conversions are, however, subject to federal income tax.
Contributions to a Roth IRA are not deductible; however, earnings accumulate tax-free in a Roth IRA, and withdrawals of earnings are not subject to federal income tax if the account has been held for at least five years (or in the case of earnings attributable to rollover contributions from or conversions of a traditional IRA, the rollover or conversion occurred more than five years before the withdrawal) and the account holder has reached age 59 1/2 (or certain other conditions apply).
Section 403(b)(7) Arrangements. Eligible investors in individual Section 403(b)(7) custodial accounts may purchase Investor Class shares of the Funds. GuideStone Trust Services, an affiliate of GuideStone Financial Resources and an affiliate of the Adviser, serves as non-bank custodian of those accounts. To participate in a Section 403(b)(7) custodial account, your employer must have a service agreement with GuideStone Financial Resources.
Withholding. Withholding at the rate of 20% is required for federal income tax purposes on certain distributions (excluding, for example, certain periodic payments) from the foregoing retirement plans (except IRAs), unless the recipient transfers the distribution directly to an “eligible retirement plan” (including an IRA and other qualified plan) that accepts those distributions. Other distributions generally are subject to regular wage withholding or withholding at the rate of 10% (depending on the type and amount of the distribution), unless the recipient elects not to have any withholding apply. You should consult your plan administrator or tax adviser for further information.
Third-Party Line of Credit
The Trust, on behalf of the Funds, participates in a line of credit arrangement with The Northern Trust Company for a $50,000,000 unsecured, committed revolving line of credit (“LOC”). The proceeds of the loans under the LOC are to be used solely for short-term liquidity to support redemptions of investors in a borrowing Fund and settlement of trades. The Trust’s ability to borrow under the LOC is also subject to its organization documents, the limitations of the 1940 Act and various conditions precedent that must be satisfied before a Fund can borrow. Additionally, inter-fund lending is permitted under the LOC; however, a Fund may not be a lender of an inter-fund loan at any time during which such Fund has a loan under the LOC outstanding. Loans under the LOC are charged an interest rate on the outstanding principal amount at a rate per annum equal to the greater of (i) the federal funds rate plus 1.00%; or (ii) 1.50%. If any amount of a loan is not paid when due, all amounts due shall bear interest at a rate equal to the rate otherwise applicable and 2.00% per annum for each day until all past due amounts and any interest thereon are paid in full. The LOC also requires each Fund to pay its pro rata share of a facility fee based on the amount of the LOC.
Valuation of Shares
Each Fund’s shares are bought or sold at a price that is the Fund’s NAV per share. The NAV for each Fund is calculated by subtracting total liabilities from total assets (the market value of the securities the Fund holds plus cash and other assets). Each Fund’s per share NAV is calculated by dividing its NAV by the number of Fund

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shares outstanding. Because each Target Date Fund and Target Risk Fund invests primarily in shares of the Select Funds, the price of a share of a Target Date Fund or Target Risk Fund is based upon the NAVs of the shares of those underlying investments. In turn, the NAV per share of each underlying investment is based upon the values of the obligations, stocks and other investments held by the underlying fund. Therefore, the price of a share of a Target Date Fund or Target Risk Fund will fluctuate in relation to its asset allocation among the underlying investments and the value of the portfolio investments of the underlying investments.
The Funds value their portfolio securities and compute their NAV per share as of the close of regular trading on the NYSE, which is generally 4:00 p.m. Eastern Time on each day that the NYSE is open for trading or such other times as the NYSE may officially close (“Business Day”), in accordance with the procedures discussed in the Prospectus. This section provides a more detailed description of the Funds’ methods for valuing their portfolio securities. Fund shares will generally not be priced on any day the NYSE is closed for trading (market holidays). The Funds also remain closed on days when the NYSE is closed and the Securities Industry and Financial Markets Association recommends that the bond markets remain open. The valuation of the Funds’ investments is subject to oversight of the Board of Directors. The Board of Directors has designated the Adviser as the valuation designee pursuant to Rule 2a-5 under the 1940 Act ("Rule 2a-5"). The Adviser, as the valuation designee, performs the fair value determinations relating to Fund investments, subject to oversight by the Board of Directors. The Adviser, as the valuation designee, is responsible for periodically assessing any material risks associated with the determination of the fair value of a Fund's investments; establishing and applying fair value methodologies; testing the appropriateness of fair value methodologies; and overseeing and evaluating third-party pricing services. The Adviser has established a Valuation Committee to assist with its designated responsibilities as valuation designee.
The Funds (except the Money Market Fund) each value portfolio securities listed on an exchange at current market value on the basis of the last sale price or official closing price prior to the time the valuation is made. Securities traded primarily on the Nasdaq Stock Market are normally valued by the Fund at the Nasdaq Official Closing Price (“NOCP”) provided by Nasdaq each business day. The NOCP is the most recently reported price as of 4:00 p.m., Eastern Time, unless that price is outside the range of the “inside” bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, Nasdaq will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there has been no sale since the immediately previous valuation, then the official close price is used. Quotations are taken from the exchange where the security is primarily traded.
Portfolio securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges. The Funds translate prices for investments quoted in foreign currencies into U.S. dollars at current exchange rates. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect a Fund’s NAVs. Because foreign markets may be open at different times than the NYSE, the value of Fund shares, particularly shares of the Bond Funds, the Impact Equity Fund, the Global Real Estate Securities Fund, the International Equity Index Fund, the International Equity Fund and the Emerging Markets Equity Fund, may change on days when shareholders will not be able to buy or redeem Fund shares. When an occurrence subsequent to the time that a foreign security is valued is likely to have changed such value, then such foreign security will be valued at its fair value, as determined through procedures established by, or under the direction of, the Board of Directors. In addition, foreign equity securities will be valued at fair values provided by Interactive Data Corporation on certain days determined upon movements in a broad-based index in relation to the close of a foreign market. To the extent available, valuations of portfolio securities (except those valued using amortized cost) will be provided by reliable independent pricing services.
Notwithstanding the above, bonds and other fixed income securities are valued by using market quotations and may be valued on the basis of evaluated prices provided by a pricing service approved by the Board of Directors. Portfolio securities not currently quoted as indicated above will be valued through procedures established by, or under the direction of, the Board of Directors.
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If official closing prices, market quotations or the estimates of value provided by an independent pricing service are insufficient or not readily available on a Business Day; it is determined by the Valuation Committee or a Fund’s applicable Sub-Adviser that the available prices or values do not represent the fair value of the security; or the security is determined to be illiquid in accordance with guidelines approved by the Board of Directors, then the Fund will value the security based on a method that the Board of Directors believes accurately reflects fair value. The fair value ascertained for a security is an estimate and there is no assurance, given the limited information available at the time of fair valuation, that a security’s fair value will be the same as or close to the subsequent opening market price for that security.
The Money Market Fund uses the amortized cost method to determine the value of its portfolio securities pursuant to Rule 2a-7 under the 1940 Act. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which the value, as determined by amortized cost, is higher or lower than the price which the Fund would receive if the security were sold. During these periods, the yield to a shareholder may differ somewhat from that which could be obtained from a similar fund which utilizes a method of valuation based upon market prices. Thus, during periods of declining interest rates, if the use of the amortized cost method resulted in a lower value of the Fund’s portfolio on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield than would result from an investment in a fund utilizing solely market values and existing Fund shareholders would receive correspondingly less income. The converse would apply during periods of rising interest rates.
Rule 2a-7 provides that in order to value its portfolio using the amortized cost method, the Money Market Fund must maintain a dollar-weighted average portfolio maturity of 60 calendar days or less and a dollar-weighted average life portfolio maturity of 120 calendar days or less, purchase securities having remaining maturities of 397 days or less and invest in U.S. dollar-denominated securities that at the time of acquisition are Eligible Securities (as defined in Rule 2a-7). U.S. Treasury and U.S. government securities and securities of government money market funds are Eligible Securities, as are securities that the Money Market Fund’s Sub-Adviser has determined present minimal credit risks based on an analysis of the issuer’s or guarantor’s capacity to meet its financial obligations.
Pursuant to Rule 2a-7, the Board of Directors is also required to establish procedures designed to stabilize the price per share of the Money Market Fund, as computed for the purpose of sales and redemptions, at $1.00. Such procedures include review of the Fund’s portfolio holdings by the Board of Directors, at such intervals as it may deem appropriate, to determine whether the NAV of the Fund calculated by using available market quotations deviates from $1.00 per share based on amortized cost. The extent of any deviation will be reviewed by the Board of Directors. If such deviation exceeds 1/2 of 1%, the Board of Directors will promptly consider what action, if any, will be initiated. In the event the Board of Directors determines that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, the Board of Directors will take such corrective action as it regards as necessary and appropriate, which may include, for example, redeeming shares in kind, selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends or establishing a NAV per share by using available market quotations. The Money Market Fund does not currently intend to impose liquidity fees on Fund redemptions. The Board reserves the ability to impose liquidity fees in the future, after providing prior notice to shareholders and in accordance with Rule 2a-7 under the 1940 Act. In accordance with applicable legal requirements, the Money Market Fund may suspend redemptions if: (i) the Board, including a majority of its Independent Directors, irrevocably approve the liquidation of the Fund and (ii) the Fund, prior to suspending redemptions, has notified the SEC of the decision to liquidate the Fund and suspend redemptions.

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Portfolio Holdings Information
It is the Trust’s policy to protect the confidentiality of the Funds’ current portfolio holdings information and to prevent the selective disclosure and misuse of such information. The Trust maintains portfolio holdings disclosure policies that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. These portfolio holdings disclosure policies have been approved by the Board of Directors. It is prohibited for the Trust, the Adviser, the Adviser’s affiliates or any other person to receive compensation in connection with their disclosure of the Funds’ portfolio holdings information.
Each Fund will publicly disclose its portfolio holdings in accordance with regulatory requirements, such as periodic portfolio disclosure in filings with the SEC. The Funds also may disclose portfolio holdings information as required by law or in response to requests from regulators. In accordance with SEC regulatory requirements, each Fund (except the Money Market Fund) files a complete schedule of its portfolio holdings with the SEC for each semi-annual and annual period of its fiscal year on Form N-CSR and for the third month of each quarter of each fiscal year on Form N-PORT. In addition, the Money Market Fund files a complete schedule of its portfolio holdings with the SEC on a monthly basis on Form N-MFP. Each Fund also includes a schedule of its portfolio holdings in its annual and semi-annual reports to shareholders.
These reports (1) are available on the EDGAR database on the SEC’s website at http://www.sec.gov; and (2) copies may be requested (you will be charged a duplicating fee) via electronic request by emailing publicinfo@sec.gov. The Trust’s annual and semi-annual reports to shareholders are available without charge on the Trust’s website (GuideStoneFunds.com). A Fund’s portfolio holdings information is publicly available at the time such information is filed with the SEC.
Each Fund, other than the Money Market Fund, may post on the Trust’s website a detailed list of the Fund’s portfolio holdings as of the end of each calendar quarter 15 calendar days after the end of the quarter. The Money Market Fund publishes its complete schedule of portfolio holdings on a monthly basis on the Trust’s website. Fund holdings information that is posted to the Trust’s website will remain available on the website at least until the date on which the Fund files a Form N-CSR or Form N-PORT for the period that includes the date as of which the website information is current. A Fund may publish on the website complete portfolio holdings information more frequently if it has a legitimate business purpose for doing so. Each Fund may also distribute analytical or portfolio characteristics data that is based on its quarter-end portfolio holdings provided that (1) at least 15 calendar days have elapsed since the quarter-end to which the information relates; and (2) the information has been made publicly available via the Trust’s website or otherwise (but not earlier than the 15 calendar day restriction).
Each Fund may disclose current, non-public portfolio holdings information as frequently as daily as part of the legitimate business purposes of each Fund to service providers that have contracted to provide services to the Trust and to other organizations. The entities to which each Fund provides non-public holdings information are subject to a duty of confidentiality either by explicit agreement or by virtue of their respective duties to each Fund, and include:
a)
the Adviser;
b)
Sub-Adviser(s) to the Funds, including newly hired Sub-Advisers prior to the commencement of duties;
c)
Administrator to the Funds;
d)
Fund Accountant;
e)
Auditors of the Funds;
f)
Legal counsels to the Funds and the independent Directors;
g)
Custodian or sub-custodian to the Funds;
h)
Companies that provide research and analytical services to the Funds, the Adviser or a Sub-Adviser;
Statement of Additional Information

i)
Pricing services employed by the Funds;
j)
Proxy voting services employed by the Funds;
k)
Broker-dealers who provide execution or research services for the Funds (including identifying potential buyers and sellers for securities that are held by the Funds, and including transition management services);
l)
Broker-dealers who provide quotations that are used in pricing when a pricing service is unable to provide a price or the price is determined to be unreliable;
m)
Financial printer employed by the Funds;
n)
Securities lending agent employed by the Funds;
o)
Index provider(s) to the Funds; and
p)
Companies that provide other services that are deemed to be beneficial to the Funds.
The Funds may distribute (or authorize a service provider to distribute) complete or partial lists of portfolio holdings to ratings and ranking agencies or organizations (such as Morningstar, Inc.) for a legitimate business purpose (which shall not include the receipt of compensation as consideration for the disclosure).
Telephone Instructions
Neither the Funds nor any of their service providers will be liable for any loss or expense in acting upon telephone instructions that are reasonably believed to be genuine. In attempting to confirm that telephone instructions are genuine, they will use procedures that are considered reasonable. Shareholders assume the risk to the full extent of their accounts that telephone requests may be unauthorized. To the extent that the Funds or their service providers fail to use reasonable procedures to verify the genuineness of telephone instructions, the Funds or their service providers may be liable for any such instructions that prove to be fraudulent or unauthorized. All telephone conversations with the Funds, GuideStone Financial Resources and BNY Mellon may be recorded.
Control Persons and Principal Holders of Securities
As of April 15, 2025, the following persons owned of record or were known by the Funds to own beneficially 5% or more of a Class of shares of a Fund. Persons are deemed to control a Fund when they own beneficially over 25% of the Fund’s outstanding shares. Principal holders are persons that own beneficially 5% or more of any Class of a Fund’s outstanding shares.
Name of Fund (Class)	Shareholder Name and Address	Percentage of Shares Owned (rounded to the nearest whole percentage)
MyDestination 2015 Fund Investor Class	GuideStone Church Retirement Plan PO Box 819109 Dallas TX 75381-9109	65%
MyDestination 2015 Fund Investor Class	GuideStone 403(b)(9) Employer Plan PO Box 819109 Dallas TX 75381-9109	24%
MyDestination 2025 Fund Investor Class	GuideStone Church Retirement Plan PO Box 819109 Dallas TX 75381-9109	65%
MyDestination 2025 Fund Investor Class	GuideStone 403(b)(9) Employer Plan PO Box 819109 Dallas TX 75381-9109	28%
MyDestination 2035 Fund Investor Class	GuideStone Church Retirement Plan PO Box 819109 Dallas TX 75381-9109	67%

GuideStone Funds

Name of Fund (Class)	Shareholder Name and Address	Percentage of Shares Owned (rounded to the nearest whole percentage)
MyDestination 2035 Fund Investor Class	GuideStone 403(b)(9) Employer Plan PO Box 819109 Dallas TX 75381-9109	28%
MyDestination 2045 Fund Investor Class	GuideStone Church Retirement Plan PO Box 819109 Dallas TX 75381-9109	70%
MyDestination 2045 Fund Investor Class	GuideStone 403(b)(9) Employer Plan PO Box 819109 Dallas TX 75381-9109	26%
MyDestination 2055 Fund Investor Class	GuideStone Church Retirement Plan PO Box 819109 Dallas TX 75381-9109	67%
MyDestination 2055 Fund Investor Class	GuideStone 403(b)(9) Employer Plan PO Box 819109 Dallas TX 75381-9109	28%
Conservative Allocation Fund Investor Class	GuideStone Church Retirement Plan PO Box 819109 Dallas TX 75381-9109	60%
Conservative Allocation Fund Investor Class	GuideStone 403(b)(9) Employer Plan PO Box 819109 Dallas TX 75381-9109	19%
Balanced Allocation Fund Investor Class	GuideStone Church Retirement Plan PO Box 819109 Dallas TX 75381-9109	74%
Balanced Allocation Fund Investor Class	GuideStone 403(b)(9) Employer Plan PO Box 819109 Dallas TX 75381-9109	15%
Moderately Aggressive Allocation Fund Investor Class	GuideStone Church Retirement Plan PO Box 819109 Dallas TX 75381-9109	72%
Moderately Aggressive Allocation Fund Investor Class	GuideStone 403(b)(9) Employer Plan PO Box 819109 Dallas TX 75381-9109	20%
Aggressive Allocation Fund Investor Class	GuideStone Church Retirement Plan PO Box 819109 Dallas TX 75381-9109	80%
Aggressive Allocation Fund Investor Class	GuideStone 403(b)(9) Employer Plan PO Box 819109 Dallas TX 75381-9109	13%
Money Market Fund Investor Class	GuideStone Church Retirement Plan PO Box 819109 Dallas TX 75381-9109	56%
Money Market Fund Investor Class	GuideStone 403(b)(9) Employer Plan PO Box 819109 Dallas TX 75381-9109	16%
Low-Duration Bond Fund Investor Class	GuideStone Church Retirement Plan PO Box 819109 Dallas TX 75381-9109	49%
Low-Duration Bond Fund Investor Class	GuideStone 403(b)(9) Employer Plan PO Box 819109 Dallas TX 75381-9109	13%
Low-Duration Bond Fund Investor Class	Charles Schwab & Co Inc Special Custody Acct FBO Customers Attn: Mutual Funds 101 Montgomery Street San Francisco, CA 94101-4122	11%
Statement of Additional Information

Name of Fund (Class)	Shareholder Name and Address	Percentage of Shares Owned (rounded to the nearest whole percentage)
Low-Duration Bond Fund Investor Class	National Financial Services LLC For the Exclusive Benefit of Our Customers Attn: Mutual Funds Department 4th Floor 499 Washington Blvd Jersey City NJ 07310-2010	7%
Medium-Duration Bond Fund Investor Class	GuideStone Church Retirement Plan PO Box 819109 Dallas TX 75381-9109	55%
Medium-Duration Bond Fund Investor Class	GuideStone 403(b)(9) Employer Plan PO Box 819109 Dallas TX 75381-9109	13%
Medium-Duration Bond Fund Investor Class	LPL Financial (FBO) Customer Accounts Attn: Mutual Fund Operations PO Box 509046 San Diego, CA 92150-9046	6%
Global Bond Fund Investor Class	GuideStone Church Retirement Plan PO Box 819109 Dallas TX 75381-9109	49%
Global Bond Fund Investor Class	GuideStone 403(b)(9) Employer Plan PO Box 819109 Dallas TX 75381-9109	12%
Global Bond Fund Investor Class	National Financial Services LLC For the Exclusive Benefit of Our Customers Attn: Mutual Funds Department 4th Floor 499 Washington Blvd Jersey City NJ 07310-2010	9%
Strategic Alternatives Fund Investor Class	GuideStone Church Retirement Plan PO Box 819109 Dallas TX 75381-9109	59%
Strategic Alternatives Fund Investor Class	GuideStone 403(b)(9) Employer Plan PO Box 819109 Dallas TX 75381-9109	14%
Strategic Alternatives Fund Investor Class	Charles Schwab & Co Inc Special Custody Acct FBO Customers Attn: Mutual Funds 101 Montgomery Street San Francisco, CA 94101-4122	6%
Strategic Alternatives Fund Investor Class	National Financial Services LLC For the Exclusive Benefit of Our Customers Attn: Mutual Funds Department 4th Floor 499 Washington Blvd Jersey City NJ 07310-2010	6%
Strategic Alternatives Fund Investor Class	GuideStone Financial Resources Voluntary Annuity Plan (VAP) PO Box 819109 Dallas TX 75381-9109	5%
Defensive Market Strategies Fund Investor Class	GuideStone Church Retirement Plan PO Box 819109 Dallas TX 75381-9109	57%
Defensive Market Strategies Fund Investor Class	GuideStone 403(b)(9) Employer Plan PO Box 819109 Dallas TX 75381-9109	15%
Defensive Market Strategies Fund Investor Class	LPL Financial (FBO) Customer Accounts Attn: Mutual Fund Operations PO Box 509046 San Diego, CA 92150-9046	6%

GuideStone Funds

Name of Fund (Class)	Shareholder Name and Address	Percentage of Shares Owned (rounded to the nearest whole percentage)
Impact Bond Fund Investor Class	Northern Trust as Custodian FBO TNT-LDN-GIOR01 GSFR- IMPACTOPRE A/C 70-33317 PO Box 92956 Chicago, IL 60675-2994	39%
Impact Bond Fund Investor Class	Northern Trust as Custodian FBO GSFR Restricted Insurance Reserves PO Box 92956 Chicago, IL 60675	16%
Impact Bond Fund Investor Class	GuideStone Church Retirement Plan PO Box 819109 Dallas TX 75381-9109	15%
Impact Bond Fund Investor Class	Northern Trust as Custodian FBO GSFR Protection Benefit Plan PO Box 92956 Chicago, IL 60675	14%
Impact Bond Fund Investor Class	GuideStone 403(b)(9) Employer Plan PO Box 819109 Dallas TX 75381-9109	8%
Impact Bond Fund Investor Class	Northern Trust as Custodian FBO GSFR Endowed Mission Dignity PO Box 92956 Chicago, IL 60675	7%
Impact Equity Fund Investor Class	GuideStone Church Retirement Plan PO Box 819109 Dallas TX 75381-9109	25%
Impact Equity Fund Investor Class	Northern Trust as Custodian FBO GSFR Protection Benefit Plan PO Box 92956 Chicago, IL 60675	23%
Impact Equity Fund Investor Class	Northern Trust as Custodian FBO GSFR Restricted Insurance Reserves PO Box 92956 Chicago, IL 60675	16%
Impact Equity Fund Investor Class	Northern Trust as Custodian FBO GSFR Endowed Mission Dignity PO Box 92956 Chicago, IL 60675	15%
Impact Equity Fund Investor Class	GuideStone 403(b)(9) Employer Plan PO Box 819109 Dallas TX 75381-9109	12%
Equity Index Fund Investor Class	GuideStone Church Retirement Plan PO Box 819109 Dallas TX 75381-9109	56%
Equity Index Fund Investor Class	GuideStone 403(b)(9) Employer Plan PO Box 819109 Dallas TX 75381-9109	15%
Global Real Estate Securities Fund Investor Class	GuideStone Church Retirement Plan PO Box 819109 Dallas TX 75381-9109	61%
Global Real Estate Securities Fund Investor Class	GuideStone 403(b)(9) Employer Plan PO Box 819109 Dallas TX 75381-9109	15%
Value Equity Index Fund Investor Class	GuideStone Church Retirement Plan PO Box 819109 Dallas TX 75381-9109	64%
Statement of Additional Information

Name of Fund (Class)	Shareholder Name and Address	Percentage of Shares Owned (rounded to the nearest whole percentage)
Value Equity Index Fund Investor Class	GuideStone 403(b)(9) Employer Plan PO Box 819109 Dallas TX 75381-9109	20%
Value Equity Fund Investor Class	GuideStone Church Retirement Plan PO Box 819109 Dallas TX 75381-9109	64%
Value Equity Fund Investor Class	GuideStone 403(b)(9) Employer Plan PO Box 819109 Dallas TX 75381-9109	14%
Value Equity Fund Investor Class	LPL Financial (FBO) Customer Accounts Attn: Mutual Fund Operations PO Box 509046 San Diego, CA 92150-9046	11%
Growth Equity Index Fund Investor Class	GuideStone Church Retirement Plan PO Box 819109 Dallas TX 75381-9109	69%
Growth Equity Index Fund Investor Class	GuideStone 403(b)(9) Employer Plan PO Box 819109 Dallas TX 75381-9109	17%
Growth Equity Fund Investor Class	GuideStone Church Retirement Plan PO Box 819109 Dallas TX 75381-9109	71%
Growth Equity Fund Investor Class	GuideStone 403(b)(9) Employer Plan PO Box 819109 Dallas TX 75381-9109	15%
Small Cap Equity Fund Investor Class	GuideStone Church Retirement Plan PO Box 819109 Dallas TX 75381-9109	61%
Small Cap Equity Fund Investor Class	GuideStone 403(b)(9) Employer Plan PO Box 819109 Dallas TX 75381-9109	14%
Small Cap Equity Fund Investor Class	LPL Financial (FBO) Customer Accounts Attn: Mutual Fund Operations PO Box 509046 San Diego, CA 92150-9046	13%
International Equity Index Fund Investor Class	GuideStone Church Retirement Plan PO Box 819109 Dallas TX 75381-9109	58%
International Equity Index Fund Investor Class	GuideStone 403(b)(9) Employer Plan PO Box 819109 Dallas TX 75381-9109	13%
International Equity Index Fund Investor Class	Northern Trust as Custodian FBO GSFR Strategic Reserves PO Box 92956 Chicago, IL 60675	11%
International Equity Fund Investor Class	GuideStone Church Retirement Plan PO Box 819109 Dallas TX 75381-9109	56%
International Equity Fund Investor Class	National Financial Services LLC For the Exclusive Benefit of Our Customers Attn: Mutual Funds Department 4th Floor 499 Washington Blvd Jersey City NJ 07310-2010	13%
International Equity Fund Investor Class	GuideStone 403(b)(9) Employer Plan PO Box 819109 Dallas TX 75381-9109	12%

GuideStone Funds

Name of Fund (Class)	Shareholder Name and Address	Percentage of Shares Owned (rounded to the nearest whole percentage)
Emerging Markets Equity Fund Investor Class	GuideStone Church Retirement Plan PO Box 819109 Dallas TX 75381-9109	52%
Emerging Markets Equity Fund Investor Class	GuideStone 403(b)(9) Employer Plan PO Box 819109 Dallas TX 75381-9109	13%
Emerging Markets Equity Fund Investor Class	National Financial Services LLC For the Exclusive Benefit of Our Customers Attn: Mutual Funds Department 4th Floor 499 Washington Blvd Jersey City NJ 07310-2010	9%
Emerging Markets Equity Fund Investor Class	Northern Trust as Custodian FBO GSFR Protection Benefit Plan PO Box 92956 Chicago, IL 60675	5%
MyDestination 2015 Fund Institutional Class	GuideStone 403(b)(9) Employer Plan PO Box 819109 Dallas TX 75381-9109	95%
MyDestination 2025 Fund Institutional Class	GuideStone 403(b)(9) Employer Plan PO Box 819109 Dallas TX 75381-9109	93%
MyDestination 2035 Fund Institutional Class	GuideStone 403(b)(9) Employer Plan PO Box 819109 Dallas TX 75381-9109	92%
MyDestination 2045 Fund Institutional Class	GuideStone 403(b)(9) Employer Plan PO Box 819109 Dallas TX 75381-9109	91%
MyDestination 2055 Fund Institutional Class	GuideStone 403(b)(9) Employer Plan PO Box 819109 Dallas TX 75381-9109	90%
MyDestination 2055 Fund Institutional Class	GuideStone 403(b)(7) Employer Plans-XM PO Box 819109 Dallas TX 75381-9109	6%
Conservative Allocation Fund Institutional Class	GuideStone 403(b)(9) Employer Plan PO Box 819109 Dallas TX 75381-9109	76%
Conservative Allocation Fund Institutional Class	GuideStone 403(b)(7) Employer Plans-XM PO Box 819109 Dallas TX 75381-9109	7%
Conservative Allocation Fund Institutional Class	TIAA Trust, N.A. as Cust/Ttee of Retirement Plans Recordkept by TIAA Attn: Fund Operations 8500 Andrew Carnegie Blvd Charlotte, NC 28262-8500	5%
Balanced Allocation Fund Institutional Class	GuideStone 403(b)(9) Employer Plan PO Box 819109 Dallas TX 75381-9109	72%
Balanced Allocation Fund Institutional Class	TIAA Trust, N.A. as Cust/Ttee of Retirement Plans Recordkept by TIAA Attn: Fund Operations 8500 Andrew Carnegie Blvd Charlotte, NC 28262-8500	12%
Moderately Aggressive Allocation Fund Institutional Class	GuideStone 403(b)(9) Employer Plan PO Box 819109 Dallas TX 75381-9109	88%
Aggressive Allocation Fund Institutional Class	GuideStone 403(b)(9) Employer Plan PO Box 819109 Dallas TX 75381-9109	82%
Statement of Additional Information

Name of Fund (Class)	Shareholder Name and Address	Percentage of Shares Owned (rounded to the nearest whole percentage)
Aggressive Allocation Fund Institutional Class	TIAA Trust, N.A. as Cust/Ttee of Retirement Plans Recordkept by TIAA Attn: Fund Operations 8500 Andrew Carnegie Blvd Charlotte, NC 28262-8500	6%
Aggressive Allocation Fund Institutional Class	Northern Trust as Custodian FBO GSFR Variable Benefit Plan PO Box 92956 Chicago, IL 60675	5%
Money Market Fund Institutional Class	GuideStone 403(b)(9) Employer Plan PO Box 819109 Dallas TX 75381-9109	15%
Money Market Fund Institutional Class	GuideStone Financial Resources Money Market Liquidity Equity Index Fund PO Box 819109 Dallas TX 75381-9109	11%
Money Market Fund Institutional Class	Northern Trust as Custodian FBO GSFR Fixed Benefit PO Box 92956 Chicago, IL 60675	7%
Money Market Fund Institutional Class	GuideStone Financial Resources Money Market Liquidity Medium-Duration Bond Fund PO Box 819109 Dallas TX 75381-9109	7%
Money Market Fund Institutional Class	GuideStone Financial Resources Strategic Alternatives Fund PO Box 819109 Dallas TX 75381-9109	7%
Low-Duration Bond Fund Institutional Class	GuideStone Financial Resources Conservative Allocation Fund PO Box 819109 Dallas TX 75381-9109	25%
Low-Duration Bond Fund Institutional Class	GuideStone Financial Resources MyDestination 2025 Fund PO Box 819109 Dallas TX 75381-9109	11%
Low-Duration Bond Fund Institutional Class	Northern Trust as Custodian FBO In Touch Ministries Inc Operations PO Box 92956 Chicago, IL 60675	10%
Low-Duration Bond Fund Institutional Class	GuideStone Financial Resources MyDestination 2015 Fund PO Box 819109 Dallas TX 75381-9109	9%
Low-Duration Bond Fund Institutional Class	GuideStone 403(b)(9) Employer Plan PO Box 819109 Dallas TX 75381-9109	7%
Low-Duration Bond Fund Institutional Class	Northern Trust as Custodian FBO In Touch Foundation Inc Operations PO Box 92956 Chicago, IL 60675	7%
Low-Duration Bond Fund Institutional Class	GuideStone Financial Resources Balanced Allocation Fund PO Box 819109 Dallas TX 75381-9109	6%

GuideStone Funds

Name of Fund (Class)	Shareholder Name and Address	Percentage of Shares Owned (rounded to the nearest whole percentage)
Medium-Duration Bond Fund Institutional Class	GuideStone Financial Resources MyDestination 2025 Fund PO Box 819109 Dallas TX 75381-9109	24%
Medium-Duration Bond Fund Institutional Class	GuideStone Financial Resources MyDestination 2035 Fund PO Box 819109 Dallas TX 75381-9109	18%
Medium-Duration Bond Fund Institutional Class	GuideStone Financial Resources Balanced Allocation Fund PO Box 819109 Dallas TX 75381-9109	15%
Medium-Duration Bond Fund Institutional Class	GuideStone Financial Resources MyDestination 2015 Fund PO Box 819109 Dallas TX 75381-9109	9%
Medium-Duration Bond Fund Institutional Class	GuideStone 403(b)(9) Employer Plan PO Box 819109 Dallas TX 75381-9109	7%
Medium-Duration Bond Fund Institutional Class	GuideStone Financial Resources MyDestination 2045 Fund PO Box 819109 Dallas TX 75381-9109	6%
Medium-Duration Bond Fund Institutional Class	GuideStone Financial Resources Moderately Aggressive Allocation Fund PO Box 819109 Dallas TX 75381-9109	5%
Global Bond Fund Institutional Class	GuideStone Financial Resources MyDestination 2035 Fund PO Box 819109 Dallas TX 75381-9109	21%
Global Bond Fund Institutional Class	GuideStone Financial Resources MyDestination 2025 Fund PO Box 819109 Dallas TX 75381-9109	20%
Global Bond Fund Institutional Class	GuideStone Financial Resources Balanced Allocation Fund PO Box 819109 Dallas TX 75381-9109	18%
Global Bond Fund Institutional Class	GuideStone Financial Resources MyDestination 2045 Fund PO Box 819109 Dallas TX 75381-9109	7%
Global Bond Fund Institutional Class	GuideStone Financial Resources MyDestination 2015 Fund PO Box 819109 Dallas TX 75381-9109	7%
Global Bond Fund Institutional Class	GuideStone Financial Resources Moderately Aggressive Allocation Fund PO Box 819109 Dallas TX 75381-9109	6%
Strategic Alternatives Fund Institutional Class	GuideStone Financial Resources Balanced Allocation Fund PO Box 819109 Dallas TX 75381-9109	21%
Statement of Additional Information

Name of Fund (Class)	Shareholder Name and Address	Percentage of Shares Owned (rounded to the nearest whole percentage)
Strategic Alternatives Fund Institutional Class	Northern Trust as Custodian FBO GSFR Fixed Benefit PO Box 92956 Chicago, IL 60675	12%
Strategic Alternatives Fund Institutional Class	GuideStone Financial Resources Moderately Aggressive Allocation Fund PO Box 819109 Dallas TX 75381-9109	11%
Strategic Alternatives Fund Institutional Class	GuideStone Financial Resources Conservative Allocation Fund PO Box 819109 Dallas TX 75381-9109	9%
Strategic Alternatives Fund Institutional Class	GuideStone Financial Resources MyDestination 2035 Fund PO Box 819109 Dallas TX 75381-9109	8%
Strategic Alternatives Fund Institutional Class	GuideStone Financial Resources MyDestination 2025 Fund PO Box 819109 Dallas TX 75381-9109	8%
Strategic Alternatives Fund Institutional Class	GuideStone 403(b)(9) Employer Plan PO Box 819109 Dallas TX 75381-9109	8%
Defensive Market Strategies Fund Institutional Class	GuideStone Financial Resources MyDestination 2025 Fund PO Box 819109 Dallas TX 75381-9109	24%
Defensive Market Strategies Fund Institutional Class	GuideStone Financial Resources MyDestination 2035 Fund PO Box 819109 Dallas TX 75381-9109	20%
Defensive Market Strategies Fund Institutional Class	GuideStone Financial Resources Balanced Allocation Fund PO Box 819109 Dallas TX 75381-9109	12%
Defensive Market Strategies Fund Institutional Class	GuideStone 403(b)(9) Employer Plan PO Box 819109 Dallas TX 75381-9109	10%
Defensive Market Strategies Fund Institutional Class	GuideStone Financial Resources MyDestination 2015 Fund PO Box 819109 Dallas TX 75381-9109	7%
Defensive Market Strategies Fund Institutional Class	GuideStone Financial Resources MyDestination 2045 Fund PO Box 819109 Dallas TX 75381-9109	8%
Defensive Market Strategies Fund Institutional Class	GuideStone Financial Resources MyDestination 2015 Fund PO Box 819109 Dallas TX 75381-9109	7%
Impact Bond Fund Institutional Class	GuideStone Financial Resources Balanced Allocation Fund PO Box 819109 Dallas TX 75381-9109	29%
Impact Bond Fund Institutional Class	GuideStone Financial Resources Moderately Aggressive Allocation Fund PO Box 819109 Dallas TX 75381-9109	24%

GuideStone Funds

Name of Fund (Class)	Shareholder Name and Address	Percentage of Shares Owned (rounded to the nearest whole percentage)
Impact Bond Fund Institutional Class	GuideStone Financial Resources Conservative Allocation Fund PO Box 819109 Dallas TX 75381-9109	23%
Impact Bond Fund Institutional Class	Northern Trust as Custodian FBO In Touch Ministries Inc Operations PO Box 92956 Chicago, IL 60675	8%
Impact Bond Fund Institutional Class	Northern Trust as Custodian FBO In Touch Foundation Inc Operations PO Box 92956 Chicago, IL 60675	5%
Impact Equity Fund Institutional Class	GuideStone Financial Resources Aggressive Allocation Fund PO Box 819109 Dallas TX 75381-9109	39%
Impact Equity Fund Institutional Class	GuideStone Financial Resources Balanced Allocation Fund PO Box 819109 Dallas TX 75381-9109	29%
Impact Equity Fund Institutional Class	GuideStone Financial Resources Moderately Aggressive Allocation Fund PO Box 819109 Dallas TX 75381-9109	24%
Impact Equity Fund Institutional Class	GuideStone Financial Resources Conservative Allocation Fund PO Box 819109 Dallas TX 75381-9109	7%
Equity Index Fund Institutional Class	GuideStone Financial Resources MyDestination 2045 Fund PO Box 819109 Dallas TX 75381-9109	22%
Equity Index Fund Institutional Class	GuideStone Financial Resources MyDestination 2035 Fund PO Box 819109 Dallas TX 75381-9109	19%
Equity Index Fund Institutional Class	GuideStone 403(b)(9) Employer Plan PO Box 819109 Dallas TX 75381-9109	14%
Equity Index Fund Institutional Class	GuideStone Financial Resources MyDestination 2025 Fund PO Box 819109 Dallas TX 75381-9109	13%
Equity Index Fund Institutional Class	GuideStone Financial Resources MyDestination 2055 Fund PO Box 819109 Dallas TX 75381-9109	12%
Global Real Estate Securities Fund Institutional Class	GuideStone Financial Resources Moderately Aggressive Allocation Fund PO Box 819109 Dallas TX 75381-9109	16%
Global Real Estate Securities Fund Institutional Class	GuideStone 403(b)(9) Employer Plan PO Box 819109 Dallas TX 75381-9109	14%
Global Real Estate Securities Fund Institutional Class	GuideStone Financial Resources MyDestination 2045 Fund PO Box 819109 Dallas TX 75381-9109	14%
Statement of Additional Information

Name of Fund (Class)	Shareholder Name and Address	Percentage of Shares Owned (rounded to the nearest whole percentage)
Global Real Estate Securities Fund Institutional Class	GuideStone Financial Resources MyDestination 2035 Fund PO Box 819109 Dallas TX 75381-9109	13%
Global Real Estate Securities Fund Institutional Class	GuideStone Financial Resources Balanced Allocation Fund PO Box 819109 Dallas TX 75381-9109	13%
Global Real Estate Securities Fund Institutional Class	GuideStone Financial Resources MyDestination 2025 Fund PO Box 819109 Dallas TX 75381-9109	10%
Global Real Estate Securities Fund Institutional Class	GuideStone Financial Resources MyDestination 2055 Fund PO Box 819109 Dallas TX 75381-9109	8%
Value Equity Index Fund Institutional Class	GuideStone Financial Resources Aggressive Allocation Fund PO Box 819109 Dallas TX 75381-9109	40%
Value Equity Index Fund Institutional Class	GuideStone Financial Resources Moderately Aggressive Allocation Fund PO Box 819109 Dallas TX 75381-9109	29%
Value Equity Index Fund Institutional Class	GuideStone Financial Resources Balanced Allocation Fund PO Box 819109 Dallas TX 75381-9109	19%
Value Equity Fund Institutional Class	GuideStone Financial Resources Aggressive Allocation Fund PO Box 819109 Dallas TX 75381-9109	32%
Value Equity Fund Institutional Class	GuideStone Financial Resources Moderately Aggressive Allocation Fund PO Box 819109 Dallas TX 75381-9109	23%
Value Equity Fund Institutional Class	GuideStone 403(b)(9) Employer Plan PO Box 819109 Dallas TX 75381-9109	18%
Value Equity Fund Institutional Class	GuideStone Financial Resources Balanced Allocation Fund PO Box 819109 Dallas TX 75381-9109	16%
Growth Equity Index Fund Institutional Class	GuideStone Financial Resources Aggressive Allocation Fund PO Box 819109 Dallas TX 75381-9109	37%
Growth Equity Index Fund Institutional Class	GuideStone Financial Resources Moderately Aggressive Allocation Fund PO Box 819109 Dallas TX 75381-9109	26%
Growth Equity Index Fund Institutional Class	GuideStone Financial Resources Balanced Allocation Fund PO Box 819109 Dallas TX 75381-9109	18%
Growth Equity Index Fund Institutional Class	GuideStone 403(b)(9) Employer Plan PO Box 819109 Dallas TX 75381-9109	13%

GuideStone Funds

Name of Fund (Class)	Shareholder Name and Address	Percentage of Shares Owned (rounded to the nearest whole percentage)
Growth Equity Fund Institutional Class	GuideStone 403(b)(9) Employer Plan PO Box 819109 Dallas TX 75381-9109	34%
Growth Equity Fund Institutional Class	GuideStone Financial Resources Aggressive Allocation Fund PO Box 819109 Dallas TX 75381-9109	26%
Growth Equity Fund Institutional Class	GuideStone Financial Resources Moderately Aggressive Allocation Fund PO Box 819109 Dallas TX 75381-9109	18%
Growth Equity Fund Institutional Class	GuideStone Financial Resources Balanced Allocation Fund PO Box 819109 Dallas TX 75381-9109	12%
Small Cap Equity Fund Institutional Class	GuideStone Financial Resources MyDestination 2045 Fund PO Box 819109 Dallas TX 75381-9109	17%
Small Cap Equity Fund Institutional Class	GuideStone Financial Resources MyDestination 2035 Fund PO Box 819109 Dallas TX 75381-9109	15%
Small Cap Equity Fund Institutional Class	GuideStone 403(b)(9) Employer Plan PO Box 819109 Dallas TX 75381-9109	15%
Small Cap Equity Fund Institutional Class	GuideStone Financial Resources MyDestination 2025 Fund PO Box 819109 Dallas TX 75381-9109	10%
Small Cap Equity Fund Institutional Class	GuideStone Financial Resources MyDestination 2055 Fund PO Box 819109 Dallas TX 75381-9109	10%
Small Cap Equity Fund Institutional Class	GuideStone Financial Resources Aggressive Allocation Fund PO Box 819109 Dallas TX 75381-9109	10%
Small Cap Equity Fund Institutional Class	GuideStone Financial Resources Moderately Aggressive Allocation Fund PO Box 819109 Dallas TX 75381-9109	7%
International Equity Index Fund Institutional Class	GuideStone Financial Resources MyDestination 2045 Fund PO Box 819109 Dallas TX 75381-9109	29%
International Equity Index Fund Institutional Class	GuideStone Financial Resources MyDestination 2035 Fund PO Box 819109 Dallas TX 75381-9109	26%
International Equity Index Fund Institutional Class	GuideStone Financial Resources MyDestination 2055 Fund PO Box 819109 Dallas TX 75381-9109	16%
International Equity Index Fund Institutional Class	GuideStone Financial Resources MyDestination 2025 Fund PO Box 819109 Dallas TX 75381-9109	16%
Statement of Additional Information

Name of Fund (Class)	Shareholder Name and Address	Percentage of Shares Owned (rounded to the nearest whole percentage)
International Equity Fund Institutional Class	GuideStone Financial Resources Aggressive Allocation Fund PO Box 819109 Dallas TX 75381-9109	33%
International Equity Fund Institutional Class	GuideStone Financial Resources Moderately Aggressive Allocation Fund PO Box 819109 Dallas TX 75381-9109	23%
International Equity Fund Institutional Class	GuideStone Financial Resources Balanced Allocation Fund PO Box 819109 Dallas TX 75381-9109	15%
International Equity Fund Institutional Class	GuideStone 403(b)(9) Employer Plan PO Box 819109 Dallas TX 75381-9109	14%
Emerging Markets Equity Fund Institutional Class	GuideStone Financial Resources Aggressive Allocation Fund PO Box 819109 Dallas TX 75381-9109	18%
Emerging Markets Equity Fund Institutional Class	GuideStone Financial Resources MyDestination 2045 Fund PO Box 819109 Dallas TX 75381-9109	14%
Emerging Markets Equity Fund Institutional Class	GuideStone Financial Resources Moderately Aggressive Allocation Fund PO Box 819109 Dallas TX 75381-9109	13%
Emerging Markets Equity Fund Institutional Class	GuideStone Financial Resources MyDestination 2035 Fund PO Box 819109 Dallas TX 75381-9109	12%
Emerging Markets Equity Fund Institutional Class	GuideStone Financial Resources Balanced Allocation Fund PO Box 819109 Dallas TX 75381-9109	8%
Emerging Markets Equity Fund Institutional Class	GuideStone Financial Resources MyDestination 2055 Fund PO Box 819109 Dallas TX 75381-9109	8%
Emerging Markets Equity Fund Institutional Class	GuideStone Financial Resources MyDestination 2025 Fund PO Box 819109 Dallas TX 75381-9109	8%
In accordance with the Trust’s trust instrument, GuideStone Financial Resources will, at all times, directly or indirectly control the vote of at least 60% of the outstanding shares of the Trust. The Trust will refuse to accept any investment in any Fund that would result in a change of such control. This means that GuideStone Financial Resources will control the vote on any matter that requires the approval of the outstanding shares of the Trust. GuideStone Financial Resources is a Texas non-profit corporation, of which the Southern Baptist Convention is the sole member.

GuideStone Funds

Calculation of Performance Data
The Funds may, from time to time, include their yield, effective yield, tax-equivalent yield, average annual total return, average annual total return after taxes on distributions and average annual total return after taxes on distributions and redemptions in advertisements or shareholder reports or other communications to shareholders or prospective investors. The Funds may also, with respect to certain periods of less than one year, provide total return information for that period that is not annualized. The Funds may also show quotations of total return for other periods. Any such information would be accompanied by standardized total return information. Performance is calculated separately for each Class of a Fund. Since each Class of shares has its own expenses and distributions, the performance for each Class over the same period will vary.
Financial Statements
The Funds’ Annual Report for the fiscal year ended December 31, 2024, has been filed with the SEC. The audited financial statements, including the notes thereto, in the Annual Report (the “Audited Financial Statements”) and the financial highlights in the Annual Report are incorporated by reference into this SAI. The Audited Financial Statements and the financial highlights have been audited by the Funds’ independent registered public accounting firm, PricewaterhouseCoopers LLP, whose report thereon also appears in the Annual Report and is incorporated herein by reference.
Statement of Additional Information

Appendix A — Descriptions of Securities Ratings
A description of the rating policies of Moody’s Investors Services Inc. (“Moody’s”), S&P Global Ratings and Fitch, Inc./Fitch Ratings Ltd. (“Fitch”) with respect to bonds and commercial paper appears below.
Moody’s Global Long-Term Obligation Rating Scale
Moody’s long-term ratings are opinions of the relative credit risk of financial obligations with an original maturity of 11 months or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings use Moody’s Global Scale and reflect both the likelihood of default and any financial loss suffered in the event of default.
Aaa — Obligations rated “Aaa” are judged to be of the highest quality, with minimal credit risk.
Aa — Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.
A — Obligations rated “A” are judged to be upper-medium grade and are subject to low credit risk.
Baa — Obligations rated “Baa” are subject to moderate credit risk. They are considered medium grade and as such may possess certain speculative characteristics.
Ba — Obligations rated “Ba” are judged to have speculative elements and are subject to substantial credit risk.
B — Obligations rated “B” are considered speculative and are subject to high credit risk.
Caa — Obligations rated “Caa” are judged to be of poor standing and are subject to very high credit risk.
Ca — Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.
C — Obligations rated “C” are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.
Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a "(hyb)" indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms.
By their terms, hybrid securities allow for the omission of scheduled dividends, interest or principal payments, which can potentially result in impairment if such an omission occurs. Hybrid securities may also be subject to contractually allowable write-downs of principal that could result in impairment. Together with the hybrid security indicator, the long-term obligation rating assigned to a hybrid security is an expression of the relative credit risk associated with that security.
S&P Global Ratings Long-Term Issue Credit Ratings
Issue credit ratings are based, in varying degrees, on S&P Global Ratings’ analysis of the following considerations: a) the likelihood of payment (capacity and willingness of the obligor to meet its financial commitments on an obligation in accordance with the terms of the obligation); b) the nature and provisions of the financial obligation, and the promise imputed; and c) the protection afforded by, and relative position of, the financial obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights. Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated

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lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations or operating company and holding company obligations.)
AAA — An obligation rated “AAA” has the highest rating assigned by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is extremely strong.
AA — An obligation rated “AA” differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitments on the obligation is very strong.
A — An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitments on the obligation is still strong.
BBB — An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken the obligor’s capacity to meet its financial commitments on the obligation.
Obligations rated “BB”, “B”, “CCC”, “CC” and “C” are regarded as having significant speculative characteristics. “BB” indicates the least degree of speculation and “C” the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposure to adverse conditions.
BB — An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions that could lead to the obligor’s inadequate capacity to meet its financial commitments on the obligation.
B — An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB”, but the obligor currently has the capacity to meet its financial commitments on the obligation. Adverse business, financial or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitments on the obligation.
CCC — An obligation rated “CCC” is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitments on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitments on the obligation.
CC — An obligation rated “CC” is currently highly vulnerable to nonpayment. The “CC” rating is used when a default has not yet occurred, but S&P Global Ratings expects default to be a virtual certainty, regardless of the anticipated time to default.
C — An obligation rated “C” is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared to obligations that are rated higher.
D — An obligation rated “D” is in default or in breach of an imputed promise. For non-hybrid capital instruments, the “D” rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to “D” if it is subject to a distressed debt restructuring.
Note: The ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.
Statement of Additional Information

Fitch’s International Long-Term Issuer Credit Ratings
Rated entities in a number of sectors, including financial and non-financial corporations, sovereigns, insurance companies and certain sectors within public finance, are generally assigned Issuer Default Ratings (“IDRs”). IDRs are also assigned to certain entities or enterprises in global infrastructure, project finance and public finance. IDRs opine on an entity’s relative vulnerability to default (including by way of a distressed debt exchange) on financial obligations. The threshold default risk addressed by the IDR is generally that of the financial obligations whose non-payment would best reflect the uncured failure of that entity. As such, IDRs also address relative vulnerability to bankruptcy, administrative receivership or similar concepts. In aggregate, IDRs provide an ordinal ranking of issuers based on Fitch’s view of their relative vulnerability to default, rather than a prediction of a specific percentage likelihood of default.
AAA — Highest credit quality. “AAA” ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.
AA — Very high credit quality. “AA” ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.
A — High credit quality. “A” ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.
BBB — Good credit quality. “BBB” ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity.
BB — Speculative. “BB” ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.
B — Highly speculative. “B” ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.
CCC — Substantial credit risk. Very low margin for safety. Default is a real possibility.
CC — Very high levels of credit risk. Default of some kind appears probable.
C — Near default. A default or default-like process has begun, or the issuer is in standstill, or for a closed funding vehicle, payment capacity is irrevocably impaired. Conditions that are indicative of a “C” category rating for an issuer include: (a) the issuer has entered into a grace or cure period following non-payment of a material financial obligation; (b) the issuer has entered into a temporary negotiated waiver or standstill agreement following a payment default on a material financial obligation; (c) the formal announcement by the issuer or their agent of a distressed debt exchange; and (d) a closed financing vehicle where payment capacity is irrevocably impaired such that it is not expected to pay interest and/or principal in full during the life of the transaction, but where no payment default is imminent.
RD — Restricted default. “RD” ratings indicate an issuer, in Fitch’s opinion, has experienced: (a) an uncured payment default or distressed debt exchange on a bond, loan or other material financial obligation, but (b) has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, and (c) has not otherwise ceased operating. This would include: (i) the selective payment default on a specific class or currency of debt; (ii) the uncured expiry of any applicable grace period, cure period or default

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forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation; (iii) the extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel, or; (iv) ordinary execution of a distressed debt exchange on one or more material financial obligations.
D — Default. “D” ratings indicate an issuer that in Fitch’s opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure or has otherwise ceased business.
Default ratings are not assigned prospectively to entities or their obligations; within this context, non-payment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a distressed debt exchange.
In all cases, the assignment of a default rating reflects the agency’s opinion as to the most appropriate rating category consistent with the rest of its universe of ratings and may differ from the definition of default under the terms of an issuer’s financial obligations or local commercial practice.
Note: The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the “AAA” ratings and ratings below the “CCC” category.
Moody’s Global Short-Term Rating Scale
Moody’s short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding 13 months, unless explicitly noted. Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:
P-1 — Issuers (or supporting institutions) rated “Prime-1” have a superior ability to repay short-term debt obligations.
P-2 — Issuers (or supporting institutions) rated “Prime-2” have a strong ability to repay short-term debt obligations.
P-3 — Issuers (or supporting institutions) rated “Prime-3” have an acceptable ability to repay short-term debt obligations.
NP — Issuers (or supporting institutions) rated “Not Prime” do not fall within any of the Prime rating categories.
S&P Global Ratings Short-Term Issue Credit Ratings
Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the United States, for example, this means obligations with an original maturity of no more than 365 days, including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. Medium-term notes are assigned long-term ratings.
A-1 — A short-term obligation rated “A-1” is rated in the highest category by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitments on these obligations is extremely strong.
A-2 — A short-term obligation rated “A-2” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitments on the obligation is satisfactory.
Statement of Additional Information

A-3 — A short-term obligation rated “A-3” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken an obligor’s capacity to meet its financial commitments on the obligation.
B — A short-term obligation rated “B” is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties that could lead to the obligor’s inadequate capacity to meet its financial commitments.
C — A short-term obligation rated “C” is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitments on the obligation.
D — A short-term obligation rated “D” is in default or in breach of an imputed promise. For non-hybrid capital instruments, the “D” rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to “D” if it is subject to a distressed debt restructuring.
Dual Ratings: S&P Global Ratings may assign “dual” ratings to debt issues that have a put option or demand feature. The first component of the rating addresses the likelihood of repayment of principal and interest as due, and the second component of the rating addresses only the demand feature. The first component of the rating can relate to either a short-term or long-term transaction and accordingly use either short-term or long-term rating symbols. The second component of the rating relates to the put option and is assigned a short-term rating symbol (for example, “AAA/A-1+” or “A-1+/A-1”). With U.S. municipal short-term demand debt, the U.S. municipal short-term note rating symbols are used for the first component of the rating (for example, “SP-1+/A-1+”).
Fitch’s International Short-Term Issuer Credit Ratings
A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-term deposit ratings may be adjusted for loss severity. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as “short term” based on market convention. (A long-term rating can also be used to rate an issue with short maturity.) Typically, this means up to 13 months for corporate, sovereign and structured obligations and up to 36 months for obligations in U.S. public finance markets.
F1 — Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.
F2 — Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.
F3 — Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.
B — Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.
C — High short-term default risk. Default is a real possibility.
RD — Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Typically applicable to entity ratings only.
D — Default. Indicates a broad-based default event for an entity, or the default of a short-term obligation.

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A plus (+) or minus (-) modifier may be appended to a rating to denote relative status within major rating categories. For the short-term rating category of "F1," a plus (+) may be appended.
Statement of Additional Information

Appendix B — GuideStone Capital Management, LLC and GuideStone Funds Proxy Voting Policies and Procedures
Provided below are the proxy voting policies and procedures adopted by GuideStone Capital Management, LLC and GuideStone Funds.
Purposes
Each series of GuideStone Funds, a Delaware statutory trust, (each a “Fund,” and together, the “Funds”), uses the following policies and procedures to address how its proxies relating to portfolio securities will be voted, which include the procedures used when a vote presents a conflict between the interests of Fund shareholders, on the one hand, and those of the Fund’s investment adviser, GuideStone Capital Management, LLC (the “Adviser”), its sub-advisers, or its principal underwriter (or any affiliated person of the Adviser, sub-advisers, or principal underwriter), on the other.
The Board of Directors of the Funds (the “Board”) has delegated its proxy voting duties to the Adviser and, accordingly, the following includes the policies and procedures of the Adviser that will be used on the Funds’ behalf to determine how to vote proxies relating to portfolio securities.
The Funds’ Proxy Voting Program
Select Funds
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Adviser.
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The Adviser is a fiduciary and owes each Fund a fiduciary duty with respect to services undertaken on each Fund’s behalf, including voting. The Adviser is responsible to vote any proxies associated with each Fund’s portfolio securities in accordance with these policies and procedures.
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One of more of the Fund(s) may participate in a securities lending program. The Proxy Voting Committee may determine that the benefit to a Fund of voting a particular proxy outweighs the benefits of securities lending if the matters involved would have a material effect on the Fund’s investment in the loaned security. In those instances, the Adviser may determine to recall securities that are on loan prior to the meeting record date, so that it will be entitled to vote those shares. There may be instances where the Adviser is unable to recall shares in time to vote.
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Proxy Advisory Firm(s). The Adviser has retained a proxy advisory firm, Institutional Shareholder Services Inc. (“ISS”), to assist it in discharging its proxy voting duties. The Adviser retains full and independent discretion with respect to proxy voting decisions. The Adviser leverages research and voting recommendations from ISS as an input to the Adviser’s voting decisions, which are based on the Adviser’s internally developed custom guidelines, as described below.
Updates to previously issued proxy research reports may be provided to incorporate newly available information or additional disclosure provided by the issuer regarding a matter to be voted on, or to correct factual errors which may result in ISS issuing revised proxy vote recommendations. The Adviser will periodically monitor for these research alerts issued by ISS and will generally endeavor to consider such information where such information is considered material provided that it is delivered in a timely manner ahead of the vote deadline.
As part of its fiduciary obligation, the Adviser performs initial and ongoing due diligence on the proxy advisory firms that it engages. Accordingly, the Adviser is responsible for taking into account appropriate considerations in selecting a proxy advisory firm (e.g., capabilities of research staff, methodologies for formulating voting recommendations, adequacy and quality of personnel and technology, as applicable, and internal controls, policies and procedures, including those relating to possible conflicts of interest), evaluating its services (including any material changes in services or operations) in determining whether to continue to retain the firm, and

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for taking appropriate steps when the Adviser becomes aware of potential factual errors, potential incompleteness, or potential methodological weaknesses in the proxy advisory firm’s analysis that may materially affect one or more of the Adviser’s voting determinations.
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Proxies Not Voted. There may be times when the Adviser may refrain from voting a proxy on behalf of a Fund where the economic or other opportunity costs of voting exceeds any benefit to the Fund, such as when the Adviser determines that the cost of voting the proxy (which may include the opportunity cost of recalling shares out on loan for the purposes of proxy voting) exceeds the expected benefit to the Fund or where the Adviser does not receive proxy materials with sufficient time and information to make an informed independent voting decision.
The Adviser’s Proxy Voting Policies and Procedures
These policies and procedures are reasonably designed to ensure that the Adviser votes proxies in the best interests of the Funds in accordance with its fiduciary duty and Rule 206(4)-6 under the Investment Advisers Act of 1940 (the “Advisers Act”).
Proxy Voting in the Best Interests of the Funds
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Policies.
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To satisfy its fiduciary duty in making any voting determination with respect to portfolio securities held by a Fund, the Adviser will make the determination in the best interests of the Fund(s) and will not place the Adviser’s own interests ahead of the interests of the Fund(s).
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The Adviser will conduct an investigation reasonably designed to ensure that the voting determination is not based on materially inaccurate or incomplete information (e.g., the Adviser will monitor corporate events with respect to those portfolio securities).
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As deemed necessary and appropriate, the Adviser will also consider whether certain types of matters may necessitate that the Adviser conduct a more detailed analysis than what may be entailed by application of its general voting guidelines (set forth in Appendix A hereto (which is Appendix C of this SAI), to consider factors particular to the issuer or the voting matter under consideration (e.g., corporate events (mergers and acquisition transactions, dissolutions, conversions or consolidations) or contested elections for directors). When determining whether to conduct such an issuer-specific analysis, or an analysis specific to the matter to be voted on, the Adviser will consider the potential effect of the vote on the value of a Fund’s investments.
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Guidelines. When the Adviser votes portfolio securities held by a Fund, it applies the guidelines attached hereto as Appendix A (which is Appendix C of this SAI).
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Procedures. When voting portfolio securities held by a Fund, the Adviser will:
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Have a process to obtain and evaluate such information as deemed reasonably necessary, such as the proxy statement and other information provided by the companies whose securities are being voted;
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Analyze and evaluate the voting matters on the proxy statement and the disclosure contained therein, including the recommendations of management of the issuer, and any shareholder proposal(s), considering the potential effect of the vote on the value of the Fund’s investment;
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Assess whether the expected benefit to the Fund of voting exceeds the cost of voting the proxy (including the opportunity cost of recalling shares out on loan for the purposes of proxy voting); and
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Arrange for the submission of those vote(s) to the shareholder meeting(s) in a timely manner.
Conflicts of Interest
From time to time, the Adviser or its Proxy Voting Committee member(s) may have a conflict of interest in making voting determinations with respect to a Fund’s portfolio securities (e.g., if the Adviser’s and/or a
Statement of Additional Information

Committee member’s interests in an issuer or voting matter differ from those of the Fund(s) voting a proxy). A conflict of interest could arise, for example, because of a business relationship with an issuer, or a direct or indirect pecuniary interest in the issuer or matter being voted upon, or because of a personal relationship with corporate directors or candidates for directorships. Whether a material conflict of interest exists depends upon the facts and circumstances.
The members of the Proxy Voting Committee will seek to identify any potential conflict(s) of interest, and provide full, fair and timely disclosure of such conflict(s) to the Chief Compliance Officer of the Funds and the Adviser (the “CCO”) (who is a non-voting member of the Committee) and obtain his informed consent before proceeding further (as set forth below).
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Identifying Conflicts of Interest. For purposes of identifying conflicts of interest under these procedures, the Proxy Voting Committee will rely upon the objective facts available to it about an issuer and its voting matters from reliable sources. It may be determined that a conflict of interest exists for the following reasons, among others:
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Significant Business Relationships – A matter could involve an issuer or proponent with which the Adviser has a significant business relationship, such as other investment advisory firms, service providers and vendors, clients and financial intermediaries. For this purpose, a “significant business relationship” is one that might create a pecuniary incentive for the Adviser to vote in favor of the issuer’s management. The CCO may reasonably determine that a business relationship with an issuer does not entail any pecuniary incentive.
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Direct or Indirect Pecuniary Interest in Issuers or Voting Matters – The Adviser or its Proxy Voting Committee members could have beneficial ownership of securities of an issuer (including securities in an issuer’s capital structure different from those owned by a Fund), and thus an opportunity to profit from changes in the value of an issuer’s securities.
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Significant Personal or Family Relationships – A matter could involve an issuer, proponent, or individual with which a Proxy Voting Committee member has a significant personal or family relationship. For this purpose, a “significant personal or family relationship” is one that would be reasonably likely to influence how the Proxy Voting Committee member votes the proxy.
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Mitigating Conflicts of Interest. If a Proxy Voting Committee member becomes aware of a potential conflict of interest with respect to an issuer or a matter being voted upon (including those described above), the Committee member will promptly disclose the conflict(s) to the CCO. If the CCO determines that there is an actual material conflict of interest, the CCO will take such steps as deemed reasonably necessary to address the conflict, including but not limited to the use of a third party to vote the proxies, and disclosure to the Board of Directors (or an appropriate committee of the Board) so that the Board (or committee) could make a determination on how to vote the proxy.
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The CCO and the Board. In the event that the CCO determines that the Adviser has a material conflict of interest with respect to an issuer’s proxy voting matter(s), the CCO will provide full and fair disclosure of the fact, nature and scope of the conflict to the Chairman of the Board and/or the Chairman of the Compliance and Risk Committee of the Board (both of whom are not “interested persons” of the Trust within the meaning of Section 2(a)(19) of the 1940 Act (“Independent Directors”)), and as deemed necessary and appropriate obtain his (or their) consent (or instruction) before permitting the Adviser to vote on the matter(s).
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Voting Shares of the Select Funds. Because the Adviser is the investment adviser both to the Funds of Funds and the Select Funds (each as designated in the Funds’ prospectus and SAI), the Adviser will either:
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Seek instructions from a Fund of Funds’ shareholders with regard to the voting of proxies with respect to shares of the Select Funds held by the Fund of Funds and vote those proxies only in accordance with those instructions; or
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Vote the shares held by the Fund of Funds in the same proportion as the vote of all other shareholders of the Select Fund(s).

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Policies and Procedures for the Oversight of Proxy Voting by the Adviser
Responsibilities of the Funds
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Delegation and Oversight. The Board has delegated its proxy voting duties to the Adviser, and therefore, it generally oversees the voting of proxies by the Adviser in accordance with these policies and procedures.
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Board Approval. As required by Rule 38a-1(a)(2) under the 1940 Act, each Fund obtains the approval of the Board, including a majority of Independent Directors, of these policies and procedures, based on a finding by the Board that the policies and procedures are reasonably designed to prevent violation of the federal securities laws (including Rule 206(4)-6 under the Advisers Act).
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Annual Review. The CCO reviews, no less frequently than annually, the adequacy of these policies and procedures and the effectiveness of their implementation. The CCO, no less frequently than annually, provides a written report to the Board that, at a minimum, addresses, the operation of the proxy voting policies and procedures of the Adviser, material changes thereto, and “Material Compliance Matters” thereunder (as defined in Rule 38a-1(e)(2) under the 1940 Act).
Responsibilities of the Adviser
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Voting in the Funds’ Best Interests and Addressing Material Conflicts. The Adviser is responsible for voting the portfolio securities of the Funds in the best interests of the Funds, and addressing material conflicts that may arise between the Adviser’s interests and those of the Funds, in accordance with these policies and procedures.
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Annual Review. As part of the Adviser’s ongoing compliance program, the Adviser reviews and documents, no less frequently than annually, the adequacy of these voting policies and procedures to ensure that they have been formulated reasonably and implemented effectively, including whether these policies and procedures continue to be reasonably designed to ensure that the Adviser casts votes on behalf of the Funds in the best interest of the Fund, as required by Rule 204-2(a)(17)(ii) and Rule 206(4)-7(b) under the Advisers Act. The Adviser takes reasonable measures to determine that it is casting votes on behalf of the Funds consistently with these voting policies and procedures. The Adviser reviews the proxy votes it casts on behalf of the Funds as part of this annual review.
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Periodic Review of ISS. As deemed necessary and appropriate, the Adviser reviews the services of ISS and/or The Northern Trust Company (“Northern Trust”) with respect to the timely and accurate voting of the Funds’ proxies, the filing of the Funds’ proxy voting records with the U.S. Securities and Exchange Commission (“SEC”), and the disclosure of the Funds’ proxy voting records on the Trust’s website.
Disclosure of Proxy Voting Policies and Proxy Voting Records
Disclosure of Policies and Procedures with respect to Voting Proxies Relating to Portfolio Securities
The Funds include a description of these policies and procedures in their SAI.
Disclosure of Proxy Voting Record
The Funds file with the SEC their proxy voting records annually on Form N-PX. The Funds make available free of charge the information disclosed in the Funds’ most recently filed report on Form N-PX on the website as soon as reasonably practicable after filing the report with the SEC.
The Funds employ ISS to record and report all proxies voted by the Adviser on all portfolio securities. The proxy voting information on the website is provided by ISS. The Form N-PX report is filed annually with the SEC by Northern Trust with the proxy voting information provided by ISS.
Statement of Additional Information

Appendix C — Description of GuideStone Capital Management, LLC’s Proxy Voting Guidelines
Provided below is a description of the proxy voting guidelines of GuideStone Capital Management, LLC (the “Adviser”).
GENERAL PROXY VOTING GUIDELINES
The Adviser has adopted general guidelines for voting proxies as summarized below. In keeping with its fiduciary obligations, the Adviser reviews all proposals, even those that may be considered to be routine matters. Although these guidelines are to be followed as a general policy, in all cases each proxy and proposal (including both management and shareholder proposals) will be considered based on the relevant facts and circumstances on a case-by-case basis. The Adviser may deviate from the general policies and procedures when it determines that the particular facts and circumstances warrant such deviation to protect the best interests of the Funds and Fund shareholders. These guidelines cannot provide an exhaustive list of all the issues that may arise, nor can the Adviser anticipate all future situations. Corporate governance issues are diverse and continually evolving, and the Adviser devotes significant time and resources to monitor these changes.
THE ADVISER’S PROXY VOTING GUIDELINES
These guidelines have been reviewed by various members of the Adviser's organization, including portfolio management and the Adviser's officers.
In general, the Adviser will cast proxy votes FOR proposals that the Adviser reasonably believes encourage alignment of corporate actions with the Funds’ faith-based investing policy guidelines, in accordance with GuideStone Financial Resources stated policy, (“FBI policy”) so as to allow a Fund to continue to hold companies’ securities that the Adviser believes offer financial benefits to the Fund, and the Adviser will cast proxy votes AGAINST proposals having the opposite effect, or where the Adviser does not have adequate objective facts available to it to make a reasonably informed decision as to whether the proposal is in the best interest of the Fund.
The following guidelines reflect what the Adviser believes to be good corporate governance and behavior:
Board of Directors: The election of directors and an independent board are key to good corporate governance. Directors are expected to be competent individuals, and they should be accountable and responsive to shareholders. The Adviser supports independent, diverse boards of directors, and believes that boards should be sufficiently independent from management to ensure effective supervision of management, that board composition should ensure that boards are appropriately sized and that directors add value through specific skills. The Adviser believes that key committees such as audit, nominating and compensation committees should be comprised of independent directors. The Adviser believes that directors should be sufficiently responsive to investor input, and accountable to shareholders, including through transparency of the company’s governance practices and regular board elections.
In evaluating its vote for directors, the Adviser will consider the individual’s qualifications, his or her ability to devote sufficient time to the board and his or her independence from management, as well as the overall composition of the board. As it relates to the composition of a board, the Adviser will consider current best practices and governance structures. Consideration will be given to the different qualifications and expertise of each director and the relevance of their experience to the company’s operations, how representative the board is of the company’s operations, diversity of experience and backgrounds and other factors deemed relevant to that specific situation. Additionally, the Adviser will consider withholding votes from directors chairing or serving on committees which in its view have not been sufficiently responsive to shareholder concerns.

GuideStone Funds

The Adviser will generally vote for director nominees, except under certain circumstances, including but not limited to those addressed herein. The Adviser will generally vote against management efforts to classify a board and will generally support proposals to declassify the board of directors. The Adviser will consider withholding votes from directors who have attended less than 75% of meetings without a valid reason. The Adviser will generally vote against or withhold from the members of the governance committee if the company’s governing documents impose undue restrictions on shareholders’ ability to amend the bylaws. The Adviser will generally vote against or withhold from members of the audit committee if the company shows evidence of problematic audit-related practices, including poor accounting practices that rise to a level of serious concern. The Adviser will vote case-by-case on proposals on director and officer indemnification, liability protection and exculpation and will consider the stated rationale for the proposed change. In control situations, the Adviser will consider the specific circumstances of the situation. In general, the Adviser will focus on the protection of minority shareholder rights, and the history of the exercise of control by the controlling shareholder(s).
In the event of a contested election, the Adviser will review a number of factors in making a decision, including management’s track record, the company’s financial performance, qualifications of candidates on both slates and the strategic plan of the dissidents and/or shareholder nominees.
Audit-Related: The Adviser will closely scrutinize the independence, role and performance of auditors. On a case-by-case basis, the Adviser will examine proposals relating to non-audit services and non-audit fees, and proposals related to auditor indemnification and limitation of liability. The Adviser will vote against or withhold from members of an audit committee in situations where there is persuasive evidence that the audit committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm. The Adviser will vote against the ratification of auditors when there is clear and compelling evidence of a lack of independence, accounting irregularities or negligence attributable to the auditors.
Shareholder Rights and Defenses: The Adviser will vote case-by-case on advance notice proposals, giving support to those proposals which allow shareholders to submit proposals/nominations as close to the meeting date as reasonably possible. The Adviser will vote against proposals giving the board exclusive authority to amend the bylaws, and vote case-by-case on proposals giving the board the ability to amend the bylaws in addition to shareholders. The Adviser will generally vote for proposals to opt out of control share acquisition statutes unless doing so would enable the completion of a takeover that would be detrimental to shareholders, vote against proposals to amend the charter to include control share acquisition provisions and vote for proposals to restore voting rights to the control shares. The Adviser will generally vote for proposals to adopt anti-greenmail charter or bylaw amendments or otherwise restrict a company’s ability to make greenmail payments and will vote case-by-case on anti-greenmail proposals when they are bundled with other charter or bylaw amendments.
The Adviser generally supports proposals that require shareholder rights plans (“poison pills”) to be subject to a shareholder vote. The Adviser will closely evaluate shareholder rights plans, including management proposals to ratify a shareholder rights plan, on a case-by-case basis, to determine whether or not they warrant support. The Adviser will vote case-by-case on proposals regarding proxy voting mechanics, taking into consideration whether implementation of the proposal is likely to enhance or protect shareholder rights. Specific issues covered under the policy include, but are not limited to, confidential voting of individual proxies and ballots, confidentiality of running vote tallies and the treatment of abstentions and/or broker non-votes in the company’s vote-counting methodology. While a variety of factors may be considered in each analysis, the guiding principles are transparency, consistency and fairness in the proxy voting process. The Adviser will generally vote against proposals to require a supermajority shareholder vote. The Adviser will vote case-by-case on proposals to adopt fair price provisions, evaluating factors such as the vote required to approve the proposed acquisition, the vote required to repeal the fair price provision and the mechanism for determining the fair price. The Adviser will generally vote against fair price provisions with shareholder vote requirements greater than a majority of disinterested shares. The Adviser will review a company’s proposal to reincorporate to a different state or country on a case-by-case basis taking into consideration financial benefits, such as tax treatment as well as comparing
Statement of Additional Information
C-2

corporate governance provisions and general business laws that may result from the change in domicile. The Adviser will generally support strong rights for shareholders as it relates to calling special meetings and acting by written consent.
Capital/Restructuring: The Adviser realizes that a company’s financing decisions have a significant impact on its shareholders, particularly when they involve the issuance of additional shares of common or preferred stock or the assumption of additional debt. The Adviser will carefully review, on a case-by-case basis, proposals by companies to increase authorized shares and the purpose for the increase. The Adviser will generally not vote in favor of dual-class capital structures unless the company discloses a compelling reason for the dual-class structure, such as the intention to use the new class for financing purposes with minimal or no dilution to current shareholders in both the short and long term. The Adviser will generally vote in favor of the issuance of preferred stock in cases where the company specifies the voting, dividend, conversion and other rights of such stock and the terms of the preferred stock issuance are deemed reasonable, taking into account share usage, the company’s prior use of authorized shares and situations where there is disclosure of specific and severe risk to shareholders of not approving the request. The Adviser will review proposals seeking preemptive rights on a case-by-case basis, taking into consideration the size of the company, the shareholder base and the liquidity of the stock.
Management and Director Compensation: A company’s equity-based compensation plan should be in alignment with the performance of the company, with emphasis on long-term shareholder value. The Adviser evaluates plans on a case-by-case basis by considering several factors to determine whether the plan is fair and reasonable. The Adviser will generally oppose plans that have the potential to be excessively dilutive and will almost always oppose plans that are structured to allow the repricing of underwater options or plans that have an automatic share replenishment “evergreen” feature. The Adviser will generally support employee stock option plans in which the purchase price is at least 85% of fair market value, and when potential dilution is 10% or less.
Severance compensation arrangements will be reviewed on a case-by-case basis, although the Adviser will generally oppose “golden parachutes” that are considered excessive or include tax gross-ups.
The Adviser will generally support holding say-on-pay votes annually. The Adviser will consider ISS’s analysis of the plan, the alignment of pay and performance, the overall structure of the plan, the metrics used to judge performance and management performance. The Adviser will generally seek strong disclosure of the basis and rationale for pay decisions. Any discretionary elements of the compensation plan will be reviewed on the basis of sound judgement. Repricing of compensation awards, retroactive adjustments favoring management or any other provision or practice deemed to be egregious and present a significant risk to investors will lead to strong consideration of a vote against the compensation decision.
Social and Environmental Issues: The Adviser believes that environmental and social issues can have significant impact on a company’s performance over time. Companies may face significant financial, legal and reputational risks resulting from environmental and social practices, or negligent oversight of environmental and social issues. Appropriate oversight and handling of such issues can benefit corporate culture and performance over time.
The Adviser will generally vote case-by-case, examining whether implementation of the proposal is likely to enhance or protect shareholder value, while seeking to encourage alignment of corporate actions with the FBI policy.
The Adviser will generally vote against proposals seeking a company’s endorsement of principles that support a particular public policy position. Endorsing a set of principles may require a company to take a stand on an issue that is beyond its own control and may limit its flexibility with respect to future developments.
The Adviser will generally vote against proposals restricting a company from making charitable contributions. The Adviser will generally vote for proposals requesting a report on company or company supplier labor standards and policies, unless such information is already publicly disclosed, and will generally vote for proposals requesting that a company conduct an assessment of the human rights risks in its operations or in its supply chain,
C-3
GuideStone Funds

or report on its human rights risk assessment process. The Adviser will generally vote for shareholder proposals seeking to limit the sale of tobacco, alcohol, gambling services, tetrahydrocannabinol (THC) products and conscious altering products. The Adviser will vote on shareholder proposals that address sanctity of life issues in a manner consistent with the biblical principles of the Southern Baptist Convention on abortion and sanctity of life issues. The Adviser will generally vote in support of resolutions that foster a culture of respect for people who hold diverse religious and ideological viewpoints in all aspects of their business.
Statement of Additional Information
C-4

Funds distributed by Foreside Funds Distributors LLC
Three Canal Plaza Suite 100, Portland, ME 04101
1-888-GS-FUNDS (1-888-473-8637)
GuideStoneFunds.com
5005 LBJ Freeway, Ste. 2200, Dallas, TX 75244-6152

811-10263	© 2025 GuideStone Funds®	2126	05/25

GUIDESTONE FUNDS
N-1A
PART C: OTHER INFORMATION
Item 28.		EXHIBITS
	(a)			Trust Instrument.
1.
Certificate of Trust, dated February 29, 2000, filed in the State of Delaware, is incorporated herein by reference to the Initial Registration Statement on Form N-1A (No. 333-53432) filed with the
U.S. Securities and Exchange Commission (the “SEC”) on January 9, 2001.

2.
Certificate of Amendment to Certificate of Trust, dated March 12, 2001, filed in the State of
Delaware, is incorporated herein by reference to Post-Effective Amendment No. 21 to the
Registration Statement on Form N-1A (No. 333-53432) filed with the SEC on February 27, 2009.

3.
Certificate of Amendment to Certificate of Trust, dated September 13, 2005, filed in the State of
Delaware, is incorporated herein by reference to Post-Effective Amendment No. 77 to the
Registration Statement on Form N-1A (No. 333-53432) filed with the SEC on April 30, 2019.

4.
Amended and Restated Trust Instrument, dated April 1, 2024, is Post-Effective Amendment No. 97 to the Registration Statement on Form N-1A (No. 333-53432) filed with the SEC on April 26, 2024
(“PEA No. 97”).

			5.	Schedule A to the Amended and Restated Trust Instrument, dated May 1, 2025 is filed herewith as Exhibit EX-99(a)(5).
	(b)			By-laws.
1.
Amended and Restated By-laws, dated August 1, 2023, are incorporated herein by reference to Post-
Effective Admendment No. 96 to the Registration Statement on Form N-1A (No. 333-53432) filed with the SEC on February 29, 2024 (“PEA No. 96”).

(c)
Instruments Defining Rights of Security Holders.
Articles IV – VI and Article IX, Section 4 of the Amended and Restated Trust Instrument, dated
April 1, 2024, are incorporated herein by reference to PEA No. 97. Articles IV – VI of the Amended and Restated By-laws dated August 1, 2023, are incorporated herein by reference to PEA No. 96.

	(d)			Investment Advisory Contracts.
			1.	Form of Amended and Restated Advisory Agreement with GuideStone Capital Management, LLC is filed herewith as Exhibit EX-99(d)(1).
			2.	Form of Sub-Advisory Agreement with Altrinsic Global Advisors, LLC is incorporated herein by reference to PEA No. 96.
			3.	Form of Sub-Advisory Agreement with American Century Investment Management, Inc. is incorporated herein by reference to PEA No. 96.
4.
Form of Amended and Restated Sub-Advisory Agreement with AQR Capital Management, LLC is incorporated herein by reference to Post-Effective Amendment No. 98 to the Registration Statement
on Form N-1A (No. 333-53432) filed with the SEC on February 28, 2025 (“PEA No. 98”).

			5.	Form of Sub-Advisory Agreement with Barrow, Hanley, Mewhinney & Strauss, LLC is incorporated herein by reference to PEA No. 96.
			6.	Form of Sub-Advisory Agreement with BlackRock Advisors, LLC is incorporated herein by reference to PEA No. 96.
			7.	Form of Sub-Advisory Agreement with BlackRock Financial Management, Inc. is incorporated herein by reference to PEA No. 96.

8.
Form of Sub-Sub-Investment Advisory Agreement with BlackRock Financial Management, Inc.
and BlackRock International Limited is incorporated herein by reference to Post-Effective
Amendment No. 87 to the Registration Statement on Form N-1A (No. 333-53432) filed with the
SEC on February 25, 2022 ("PEA No. 87”).

9.	Form of Sub-Sub-Investment Advisory Agreement with BlackRock Financial Management, Inc. and BlackRock (Singapore) Limited is incorporated herein by reference to PEA No. 87.
10.	Form of Sub-Advisory Agreement with Brown Brothers Harriman & Co. is incorporated herein by reference to PEA No. 98.
11.	Form of Sub-Advisory Agreement with Delaware Investments Fund Advisers is incorporated herein by reference to PEA No. 96.
12.	Form of Sub-Advisory Agreement with Driehaus Capital Management LLC is incorporated herein by reference to PEA No. 98.
13.	Form of Sub-Advisory Agreement with Goldman Sachs Asset Management, L.P. is incorporated herein by reference to PEA No. 96.
14.	Form of Sub-Advisory Agreement with Guggenheim Partners Investment Management, LLC is incorporated herein by reference to PEA No. 96.
15.	Form of Sub-Advisory Agreement with Heitman Real Estate Securities LLC is incorporated herein by reference to PEA No. 96.
16.	Form of Sub-Advisory Agreement with Jacobs Levy Equity Management, Inc. is incorporated herein by reference to PEA No. 96.
17.	Form of Sub-Advisory Agreement with Janus Henderson Investors US LLC is incorporated herein by reference to PEA No. 96.
18.	Form of Sub-Advisory Agreement with J.P. Morgan Investment Management Inc. is incorporated herein by reference to PEA No. 96.
19.	Form of Sub-Advisory Agreement with Legal & General Investment Management America, Inc. is incorporated herein by reference to PEA No. 96.
20.	Form of Sub-Advisory Agreement with Loomis, Sayles & Company, L.P. is incorporated herein by reference to PEA No. 98.
21.	Form of Amended and Restated Sub-Advisory Agreement with MFS Institutional Advisors, Inc. is incorporated herein by reference to PEA No. 96.
22.	Form of Sub-Advisory Agreement with Neuberger Berman Investment Advisers LLC is incorporated herein by reference to PEA No. 96.
23.	Form of Sub-Advisory Agreement with P/E Global LLC is incorporated herein by reference to PEA No. 96.
24.	Form of Sub-Advisory Agreement with Pacific Investment Management Company LLC is incorporated herein by reference to PEA No. 96.
25.	Form of Amended and Restated Sub-Advisory Agreement with Parametric Portfolio Associates LLC with respect to completion portfolio services is incorporated herein by reference to PEA No. 96.
26.	Form of Amended and Restated Sub-Advisory Agreement with Parametric Portfolio Associates LLC with respect to cash overlay services is incorporated herein by reference to PEA No. 96.
27.	Form of Sub-Advisory Agreement with Payden & Rygel is incorporated herein by reference to PEA No. 96.

	28.	Form of Sub-Advisory Agreement with QMA LLC (renamed PGIM Quantitative Solutions LLC effective September 28, 2021) is incorporated herein by reference to PEA No. 96.
	29.	Form of Sub-Advisory Agreement with RBC Global Asset Management (U.K.) Limited is incorporated herein by reference to PEA No. 96.
	30.	Form of Sub-Advisory Agreement with RBC Global Asset Management (U.S.) Inc. is incorporated herein by reference to PEA No. 96.
	31.	Form of Sub-Advisory Agreement with RREEF America L.L.C. is incorporated herein by reference to PEA No. 96.
	32.	Form of Sub-Advisory Agreement with Sands Capital Management, LLC is incorporated herein by reference to PEA No. 96.
	33.	Form of Sub-Advisory Agreement with Shenkman Capital Management, Inc. is incorporated herein by reference to PEA No. 96.
	34.	Form of Sub-Advisory Agreement with SSI Investment Management LLC is incorporated herein by reference to PEA No. 98.
	35.	Form of Sub-Advisory Agreement with TCW Investment Management Company, LLC is incorporated herein by reference to PEA No. 96.
	36.	Form of Sub-Advisory Agreement with TimesSquare Capital Management, LLC is incorporated herein by reference to PEA No. 96.
	37.	Form of Sub-Advisory Agreement with WCM Investment Management, LLC is incorporated herein by reference to PEA No. 96.
	38.	Form of Amended and Restated Sub-Advisory Agreement with Wellington Management Company LLP is incorporated herein by reference to PEA No. 97.
	39.	Form of Sub-Advisory Agreement with Western Asset Management Company, LLC is incorporated herein by reference to PEA No. 96.
	40.	Form of Sub-Advisory Agreement with William Blair Investment Management, LLC is incorporated herein by reference to PEA No. 96.
	41.	Expense Cap Letter with GuideStone Capital Management, LLC for the Target Date Funds is filed herewith as Exhibit EX-99(d)(41).
	42.	Expense Cap Letter with GuideStone Capital Management, LLC for the Select Funds is filed herewith as Exhibit EX-99(d)(42).
(e)		Underwriting Contracts.
1.
Underwriting Agreement with Foreside Funds Distributors LLC incorporated herein by reference to
Post-Effective Amendment No. 88 to the Registration Statement on Form N-1A (No. 333-53432)
filed with the SEC on April 28, 2022.

	2.	Exhibit A to Underwriting Agreement with Foreside Funds Distributors LLC, dated May 1, 2025, is filed herewith as Exhibit EX-99(e)(2).
(f)		Bonus or Profit Sharing Contracts. Not Applicable.
(g)		Custodian Agreements.
1.
Amended and Restated Custody Agreement with The Northern Trust Company dated April 1, 2021, is incorporated herein by reference to Post-Effective Amendment No. 86 to the Registration
Statement on Form N-1A (No. 333-53432) filed with the SEC on April 29, 2021 ("PEA No. 86").

2.
First Amendment to the Amended and Restated Custody Agreement with The Northern Trust
Company dated August 31, 2022, is incorporated herein by reference to Post-Effective Amendment
No. 90 to the Registration Statement on Form N-1A (no. 333-53432) filed with the SEC on August
30, 2022 ("PEA No. 90”).

3.
Second Amendment to the Amended and Restated Custody Agreement with The Northern Trust
Company dated January 27, 2023, is incorporated herein by reference to Post-Effective Amendment
No. 93 to the Registration Statement on Form N-1A (No. 333-53432) filed with the SEC on January
27, 2023 ("PEA No. 93”).

	4.	Third Amendment to the Amended and Restated Custody Agreement with The Northern Trust Company dated April 1, 2024, is incorporated herein by reference to PEA No. 97.
	5.	Fourth Amendment to the Amended and Restated Custody Agreement with The Northern Trust Company dated May 1, 2025, is filed herewith as Exhibit EX-99(g)(5).
(h)		Other Material Contracts.
	1.	Amended and Restated Fund Administration and Accounting Services Agreement with The Northern Trust Company dated April 1, 2021, is incorporated herein by reference to PEA No. 86.
	2.	First Amendment to the Amended and Restated Fund Administration and Accounting Services Agreement with The Northern Trust Company is incorporated herein by reference to PEA No. 90.
	3.	Second Amendment to the Amended and Restated Fund Administration and Accounting Services Agreement with The Northern Trust Company is incorporated herein by reference to PEA No. 93.
	4.	Third Amendment to the Amended and Restated Fund Administration and Accounting Services Agreement with The Northern Trust Company is incorporated herein by reference to PEA No. 93.
5.
Fourth Amendment to the Amended and Restated Fund Administration and Accounting Services
Agreement with The Northern Trust Company is incorporated herein by reference to Post-Effective
Amendment No. 94 to the Registration Statement on Form N-1A (no. 333-53432) filed with the
SEC on February 28, 2023 ("PEA No. 94”).

	6.	Fifth Amendment to the Amended and Restated Fund Administration and Accounting Services Agreement with The Northern Trust Company is incorporated herein by reference to PEA No. 97.
	7.	Sixth Amendment to the Amended and Restated Fund Administration and Accounting Services Agreement with The Northern Trust Company is filed herewith as Exhibit EX-99(h)(7).
8.
Transfer Agency and Shareholder Services Agreement with BNY Mellon Investment Servicing
(US) Inc. is incorporated herein by reference to Post-Effective Amendment No. 40 to the
Registration Statement on Form N-1A (No. 333-53432) filed with the SEC on February 28, 2013.

9.
Amendment No. 1 to Transfer Agency and Shareholder Services Agreement with BNY Mellon
Investment Servicing (US) Inc. is incorporated herein by reference to Post-Effective Amendment
No. 53 to the Registration Statement on Form N-1A (No. 333-53432) filed with the SEC on
February 28, 2014.

10.
Amendment No. 2 to Transfer Agency and Shareholder Services Agreement with BNY Mellon
Investment Servicing (US) Inc. is incorporated herein by reference to Post-Effective Amendment
No. 58 to the Registration Statement on Form N-1A (No. 333-53432) filed with the SEC on April
29, 2015.

11.
Amendment No. 3 to Transfer Agency and Shareholder Services Agreement with BNY Mellon
Investment Servicing (US) Inc. is incorporated herein by reference to Post-Effective Amendment
No. 62 to the Registration Statement on Form N-1A (No. 333-53432) filed with the SEC on
February 26, 2016.

12.
Termination Amendment to Transfer Agency and Shareholder Services Agreement with BNY
Mellon Investment Servicing (US) Inc. is incorporated herein by reference to Post-Effective
Amendment No. 66 to the Registration Statement on Form N-1A (No. 333-53432) filed with the
SEC on February 28, 2017 (“PEA No. 66”).

13.
Amendment No. 5 to Transfer Agency and Shareholder Services Agreement with BNY Mellon
Investment Servicing (US) Inc. is incorporated herein by reference to Post-Effective Amendment
No. 71 to the Registration Statement on Form N-1A (No. 333-53432) filed with the SEC on June
29, 2017 (“PEA No. 71”).

	14.	Amendment No. 6 to Transfer Agency and Shareholder Services Agreement with BNY Mellon Investment Servicing (US) Inc. is incorporated herein by reference to PEA No. 71.
15.
Amendment No. 7 to Transfer Agency and Shareholder Services Agreement with BNY Mellon
Investment Servicing (US) Inc. is incorporated herein by reference to Post-Effective Amendment
No. 80 to the Registration Statement on Form N-1A (No. 333-53432) filed with the SEC on April
28, 2020 ("PEA No. 80”).

16.
Amendment No. 8 to Transfer Agency and Shareholder Services Agreement with BNY Mellon
Investment Servicing (US) Inc. is incorporated herein by reference to Post-Effective Amendment
No. 84 to the Registration Statement on Form N-1A (No. 333-53432) filed with the SEC on January
26, 2021.

	17.	Amendment No. 9 to Transfer Agency and Shareholder Services Agreement with BNY Mellon Investment Servicing (US) Inc. is incorporated herein by reference to PEA No. 87.
	18.	Amendment No. 10 to Transfer Agency and Shareholder Services Agreement with BNY Mellon Investment Servicing (US) Inc. is incorporated herein by reference to PEA No. 90.
	19.	Amendment No. 11 to Transfer Agency and Shareholder Services Agreement with BNY Mellon Investment Servicing (US) Inc. is incorporated herein by reference to PEA No. 93.
	20.	Transfer on Death Exception Procedures Agreement with BNY Mellon Investment Servicing (US) Inc. is incorporated herein by reference to PEA No. 80.
(i)		Legal Opinion. Opinion of Stradley Ronon Stevens & Young, LLP is filed herewith as Exhibit EX-99(i).
(j)		Other Opinions.
	1.	Consent of Independent Registered Public Accounting Firm. Consent of PricewaterhouseCoopersLLC is filed herewith as Exhibit EX-99(j)(1).
	2.	Powers of Attorney. Power of Attorney for William Craig George, dated February 29, 2024, is incorporated herein by reference to PEA No. 96.
	3.	Power of Attorney for James D. Caldwell, dated February 29, 2024, is incorporated herein by reference to PEA No. 96.
	4.	Power of Attorney for Thomas G. Evans, dated February 29, 2024, is incorporated herein by reference to PEA No. 96.
	5.	Power of Attorney for Grady R. Hazel, dated February 29, 2024, is incorporated herein by reference to PEA No. 96.
	6.	Power of Attorney for Deanna A. Mankins, dated February 29, 2024, is incorporated herein by reference to PEA No. 96.
	7.	Power of Attorney for David B. McMillan, dated February 29, 2024, is incorporated herein by reference to PEA No. 96.

	8.	Power of Attorney for Ronald D. Murff, dated February 29, 2024, is incorporated herein by reference to PEA No. 96.
	9.	Power of Attorney for Brandon Pizzurro, dated February 29, 2024, is incorporated herein by reference to PEA No. 96.
	10.	Power of Attorney for Jill R. Rayburn, dated February 29, 2024, is incorporated herein by reference to PEA No. 96.
(k)		Omitted Financial Statements. Not Applicable.
(l)
Initial Capital Agreements.
Letter Agreement with GuideStone Financial Resources of the Southern Baptist Convention
(formerly, Annuity Board of the Southern Baptist Convention) is incorporated herein by reference to
Pre-Effective Amendment No. 2 to the Registration Statement on Form N-1A (No. 333-53432) filed with the SEC on June 18, 2001.

(m)		Rule 12b-1 Plan. None.
(n)		Rule 18f-3 Plan. Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 is incorporated herein by reference to PEA No. 93.
(o)		Reserved.
(p)		Codes of Ethics.
1.
Code of Ethics of Altrinsic Global Advisors, LLC is incorporated herein by reference to Post-
Effective Amendment No. 85 to the Registration Statement on Form N-1A (No. 333-53432) filed with SEC on March 1, 2021 (“PEA No. 85”).

	2.	Code of Ethics of American Century Investment Management, Inc. is incorporated herein by reference to PEA No. 98.
	3.	Code of Ethics of AQR Capital Management, LLC is incorporated herein by reference to PEA No. 98.
	4.	Code of Ethics of Barrow, Hanley, Mewhinney & Strauss, LLC is incorporated herein by reference to PEA No. 97.
5.
Code of Ethics of BlackRock Advisors, LLC, BlackRock Financial Management, Inc., BlackRock
International Limited and BlackRock (Singapore) Limited is incorporated herein by reference to
Post-Effective Amendment No. 82 to the Registration Statement on Form N-1A (No. 333-53432)
filed with the SEC on May 20, 2020 ("PEA No. 82").

	6.	Code of Ethics of Brown Brothers Harriman & Co. is incorporated herein by reference to PEA No. 98.
	7.	Code of Ethics of Delaware Investments Fund Advisers is incorporated herein by reference to PEA No. 98.
	8.	Code of Ethics of Driehaus Capital Management LLC is incorporated herein by reference to PEA No. 98.
	9.	Code of Ethics of Goldman Sachs Asset Management, L.P. is incorporated herein by reference to PEA No. 82.
	10.	Code of Ethics of Guggenheim Partners Investment Management, LLC is incorporated herein by reference to PEA No. 98.
	11.	Code of Ethics of GuideStone Capital Management, LLC and GuideStone Funds is incorporated herein by reference to PEA No. 98.

12.	Code of Ethics of Heitman Real Estate Securities LLC is incorporated herein by reference to PEA No. 94.
13.
Code of Ethics of Jacobs Levy Equity Management, Inc. is incorporated herein by reference to Post-
Effective Amendment No. 76 to the Registration Statement on Form N-1A (No. 333-53432) filed with the SEC on March 1, 2019.

14.	Code of Ethics of Janus Henderson Investors US LLC is incorporated herein by reference to PEA No. 98.
15.	Code of Ethics of J.P. Morgan Investment Management Inc. is incorporated herein by reference to PEA No. 96.
16.	Code of Ethics of Legal & General Investment Management America, Inc. is incorporated herein by reference to PEA No. 94.
17.	Code of Ethics of Loomis, Sayles & Company, L.P. is incorporated herein by reference to PEA No. 98.
18.	Code of Ethics of MFS Institutional Advisors, Inc. is incorporated herein by reference to PEA No. 98.
19.	Code of Ethics of Neuberger Berman Investment Advisers LLC is incorporated herein by reference to PEA No. 98.
20.	Code of Ethics of Pacific Investment Management Company LLC is incorporated herein by reference to PEA No. 98.
21.	Code of Ethics of Parametric Portfolio Associates LLC is incorporated herein by reference to PEA No. 98.
22.	Code of Ethics of Payden & Rygel is incorporated herein by reference to PEA No. 82.
23.	Code of Ethics of P/E Global LLC is incorporated herein by reference to PEA No. 98.
24.	Code of Ethics of PGIM Quantitative Solutions LLC (formerly, QMA LLC) is incorporated herein by reference to PEA No. 87.
25.
Code of Ethics of RBC Global Asset Management (U.K.) Limited is incorporated herein by reference to Post-Effective Amendment No. 79 to the Registration Statement on Form N-1A (No.
333-53432) filed with the SEC on February 28, 2020.

26.	Code of Ethics of RBC Global Asset Management (U.S.) Inc. is incorporated herein by reference to PEA No. 98.
27.	Code of Ethics of RREEF America L.L.C.is incorporated herein by reference to PEA No. 87.
28.	Code of Ethics of Sands Capital Management, LLC is incorporated herein by reference to PEA No. 98.
29.	Code of Ethics of Shenkman Capital Management, Inc. is incorporated herein by reference to PEA No. 98.
30.	Code of Ethics of SSI Investment Management LLC is incorporated herein by reference to PEA No. 98.
31.	Code of Ethics of TCW Investment Management Company, LLC is incorporated herein by reference to PEA No. 98.
32.	Code of Ethics of TimesSquare Capital Management, LLC is incorporated herein by reference to PEA No. 98.
33.	Code of Ethics of WCM Investment Management, LLC is incorporated herein by reference to PEA No. 98.

34.	Code of Ethics of Wellington Management Company, LLP is incorporated herein by reference to PEA No. 97.
35.	Code of Ethics of Western Asset Management Company, LLC is incorporated herein by reference to PEA No. 66.
36.	Code of Ethics of William Blair Investment Management, LLC is incorporated herein by reference to PEA No. 96.

Item 29.
PERSONS CONTROLLED BY OR UNDER COMMON CONTROL OF THE FUND.
Company	Controlling Person(s) of Company	% of Voting Securities Owned by Controlling Person(s) (or other basis of control)	State of Organization of Company
GuideStone Funds	GuideStone Financial Resources	86.2%	Delaware
GuideStone Advisors	GuideStone Financial Resources	Sole Member	Texas
GuideStone Advisors, LLC	GuideStone Advisors	80.0%; Manager	Texas
GuideStone Agency Services	GuideStone Financial Resources	Sole Member	Texas
GuideStone Capital Management, LLC	GuideStone Investment Services	60.0%; Manager	Texas
	GuideStone Resource Management, Inc.	40.0%
GuideStone Financial Services	GuideStone Financial Resources	Sole Member	Texas
GuideStone Investment Services	GuideStone Financial Resources	Sole Member	Texas
GuideStone Resource Management, Inc.	GuideStone Financial Resources	100.0%	Texas
GuideStone Risk Management Co.	GuideStone Financial Resources	Sole Member	Vermont
GuideStone Trust Services	GuideStone Financial Resources	Sole Member	Texas
Item 30.
INDEMNIFICATION.
A Delaware statutory trust may provide in its governing instrument for indemnification of its officers and directors from and against any and all claims and demands whatsoever. Article IX, Section 3 of the Trust Instrument provides that, subject to the exceptions and limitations contained therein, every person who is, or has been, a Director or an officer, employee or agent of the Registrant (a "Covered Person") shall be indemnified by the Registrant and each series to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or her in connection with any investigation, claim, action, suit or proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Covered Person and against amounts paid or incurred by him or her in the settlement thereof. As used therein, the words "investigation," "claim," "action," "suit" or "proceeding" shall apply to all investigations, claims, actions, suits or proceedings (civil, criminal, investigative or other, including appeals), whether formal or informal, actual or threatened, and the words "liability" and

"expenses" shall include, without limitation, attorney's fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities whatsoever. To the extent required under the Investment Company Act of 1940 (the "1940 Act"), but only to such extent, no indemnification shall be provided thereunder to a Covered Person: who shall have been finally adjudicated by a court or body before which the proceeding was brought to be liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office; or in the event of a settlement, unless there has been a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office by the court or other body approving the settlement, by at least a majority of those Directors who are neither "interested persons" of the Registrant (within the meaning of section 2(a)(19) of the 1940 Act) nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry), or by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).
Pursuant to Article IX, Section 4 of the Trust Instrument, if any present or former shareholder of any series (“Series”) of the Registrant shall be held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason, the present or former shareholder (or his or her heirs, executors, administrators or other legal representatives or in the case of any entity, its general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Registrant, on behalf of the affected Series, shall, upon request by such shareholder, assume the defense of any claim made against such shareholder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.
Section 12 of the Advisory Agreement between the Adviser and the Registrant provides that the Adviser shall not be liable for any loss due solely to a mistake of investment judgment, but shall be liable for any loss which is incurred by reason of an act or omission of its employee, partner, director or affiliate, if such act or omission involves willful misfeasance, bad faith or gross negligence, or breach of its duties or obligations thereunder, whether express or implied; provided, that this shall not be deemed a limitation or waiver of any obligation or duty that may not by law be limited or waived.
Section 5 of the Advisory Agreement between the Adviser and the Registrant provides that the Adviser shall indemnify the Registrant or any of its directors, officers, employees or affiliates for all losses, damages, liabilities, costs and expenses (including legal) (“Losses”) incurred by the Registrant by reason of or arising out of any act or omission by the Adviser under the Agreement, or any breach of warranty, representation or agreement thereunder, except to the extent that such Losses arise as a result of the negligence, gross negligence, willful misfeasance or bad faith of the Registrant. Section 5 further provides that the Registrant shall indemnify the Adviser or any of its directors, officers, employees or affiliates for all Losses incurred by the Adviser by reason of or arising out of any act or omission by the Registrant under the Agreement, or any breach of warranty, representation or agreement thereunder, except to the extent that such Losses arise as a result of the negligence, gross negligence, willful misfeasance or bad faith of the Adviser or the Adviser’s breach of fiduciary duty to the Registrant.
Section 8 of the Sub-Advisory Agreements among the Registrant, the Adviser and each Sub-Adviser to one or more Series, provides that the Sub-Adviser shall not be liable for any loss due solely to a mistake of investment judgment, but shall be liable for any loss which is incurred by reason of an act or omission of its employee, partner, director or affiliate, if such act or omission involves willful misfeasance, bad faith or gross negligence in the performance of its duties, or its reckless disregard of its obligations and duties under this Agreement. Nothing in this paragraph shall be deemed a limitation or waiver of any obligation or duty that may not by law be limited or waived.
Section 9 of the Sub-Advisory Agreements among the Registrant, the Adviser and each Sub-Adviser to one or more Series provides that the Registrant and the Adviser shall indemnify the Sub-Adviser and any of its directors, officers, employees and affiliates for all losses, claims, damages, liabilities and costs (including reasonable legal and other expenses) (“Losses”) incurred by the Sub-Adviser by reason of or arising out of any act or omission by the Registrant and the Adviser under the Agreement, if such act or omission involves the Registrant's or the Adviser's willful misfeasance, bad faith or gross negligence in the performance of its duties, or its reckless disregard of its obligations and duties under the Agreement, or any breach of warranty, representation or agreement thereunder, except to the extent that such Losses arise as a result of the Sub-Adviser's willful misfeasance, bad faith, or gross negligence in the performance of its duties, or its reckless disregard of its obligations and duties under the Agreement.
Section 9 also provides that the Sub-Adviser shall indemnify the Registrant and the Adviser and any of their directors, officers, employees and affiliates for all Losses incurred by the Registrant and the Adviser by reason of or arising out of any act or omission by the Sub-Adviser under the Agreement if such act or omission involves the Sub-Adviser's willful misfeasance, bad faith, or gross negligence in the performance of its duties, or its reckless disregard of its obligations and duties under this Agreement, or any breach of warranty, representation or agreement thereunder, except to the extent that such Losses arise as a result of the Adviser's or the Registrant's willful misfeasance, bad faith, or gross negligence in the performance of its duties, or its reckless disregard of its obligations and duties under this Agreement.
Section 10 of the Underwriting Agreement between the Registrant and Foreside Funds Distributors LLC (“the Distributor”) provides that the Registrant agrees to indemnify and hold harmless the Distributor and its affiliates from all taxes, charges, expenses, assessments, claims and liabilities (including, without limitation, attorneys' fees and disbursements and liabilities arising under the Securities Laws and any state and foreign securities and blue sky laws) arising directly or indirectly from any action or omission to act which the Distributor takes under the Agreement. Neither the Distributor, nor any of its affiliates shall be indemnified against any liability caused by the Distributor’s or its affiliates’ own willful misfeasance, bad faith, negligence, gross negligence or reckless disregard of its duties and obligations under the Agreement.
Section 20 of the Underwriting Agreement between the Registrant and the Distributor provides that the Distributor is “expressly put on notice of the limitation of shareholder liability as set forth in the Trust’s Declaration of Trust and notice is hereby given that this Agreement is executed on behalf of the Directors of the Trust as Directors and not individually and that the obligations of this Agreement are not binding upon any of the Directors or Shareholders individually but are binding only upon the assets and property of the Trust.”
Mutual fund and directors and officers liability policies purchased by the Registrant insure such persons and their respective directors, partners, officers and employees, subject to the policies’ coverage limits and exclusions and varying deductibles, against loss resulting from claims by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.
Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, (“1933 Act”) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the SEC, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 31.
BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISERS.
1.
GuideStone Capital Management, LLC
GuideStone Capital Management, LLC (“GSCM”) is located at 5005 Lyndon B. Johnson Freeway, Suite 2200, Dallas,
Texas 75244. GSCM is a Texas non-profit corporation, is a registered investment adviser and offers investment management services to investment companies and other types of investors. Information regarding other business, profession, vocation or employment of a substantial nature as to the firm’s officers is as follows:

	Name and Position with Adviser	Other Company	Position with Other Company
	Brandon Pizzurro President and Chief Investment Officer	GuideStone Financial Resources	Chief Investment Officer
	Joshua Chastant Vice President – Portfolio Management	GuideStone Financial Resources	Portfolio Manager, Public Markets
	Melanie Childers Vice President – Fund Operations and Secretary	GuideStone Financial Resources	Managing Director, Fund Operations
	Matthew A. Wolfe Chief Compliance Officer	GuideStone Financial Resources	Managing Director, Investments Compliance, Legal and Risk Management
	Erin Wynne Treasurer	GuideStone Financial Resources	Managing Director, Financial and Tax Reporting
2.
Altrinsic Global Advisors, LLC
Altrinsic Global Advisors, LLC (“Altrinsic”) is located at 300 First Stamford Place, Suite 750, Stamford, Connecticut
06902, is registered under the Investment Advisers Act of 1940, as amended, and is employee-controlled and majority-
owned. Information regarding other business, profession, vocation or employment of a substantial nature as to the directors and officers of Altrinsic during the past two fiscal years is as follows:

	Name and Position with Adviser	Other Company	Position with Other Company
	John Hock CEO, CIO, Chairman	Waterside School	Board Member
	Greg Rogers Director	RayLign LLC	Owner and Managing Partner
		RayLign Foundation	President
		Rogers Investment Partners	Member
		D. Rogers Family Trust	Trustee
		Rogers Family Foundation	Director
		Ackerman Institute for the Family	Board Trustee
		Greenwich Academy	Board Trustee
3.
American Century Investment Management, Inc.
American Century Investment Management, Inc. (“American Century”), 4500 Main Street, Kansas City, Missouri
64111, is a wholly owned, privately held subsidiary of American Century Companies Inc. (“ACC”) and is registered under the Investment Advisers Act of 1940, as amended. American Century provides portfolio management services for investment companies as well as for other business and institutional clients. Information regarding other business, profession, vocation or employment of a substantial nature as to the directors and officers of American Century during the past two fiscal years is as follows:

	Name and Position with Adviser	Other Company	Position with Other Company
	Lynn Chen	Aberdeen Standard Investments	Head of the Total Return Bond Team
	Stephen Quance, Vice President	Invesco Ltd	Global Director of Factor Investing
	Anthony Americh, Vice President	3x5 Partners, LLC	Co-Founder and Managing Director
	Joseph Biller, Vice President	3x5 Partners, LLC	Managing Director
	Nicholas Ward, Vice President	3x5 Partners, LLC	Co-Founder and Managing Director
	Paul Norris, Vice President	Managing Director and Head of Structured Products	Conning Asset Management
	Muting Ren, Vice President	Alliance Bernstein	Senior Vice President
	Stephen Bartolini, Vice President	T. Rowe Price	Portfolio Manager and Co-head of the Global Interest Rate and Currency strategy team
	Abe Riazati, Vice President	American Equity Investment Life Insurance Company	Head of Investment Risk
4.
AQR Capital Management, LLC
AQR Capital Management, LLC (“AQR”), is located at One Greenwich Plaza, Suite 130, Greenwich Connecticut 06830.
AQR is a registered investment adviser under the Investment Advisers Act of 1940, as amended. AQR offers investment management services to investment companies and other types of investors. Information regarding other business, profession, vocation or employment of a substantial nature as to the principals and executive officers of AQR during the past two fiscal years is as follows:

	Name and Position with Adviser	Other Company	Position with Other Company
	Lasse Pedersen Principal	Copenhagen Business School Howitzvej 60, 2000 Frederiksberg Denmark 2815 2815	Professor (2011-present)
	Tobias Moskowitz Principal	Yale University School of Management Yale University New Haven, CT 06511	Dean Takahashi Professor of Finance (2016-present)
		Commonfund 15 Old Danbury Road Wilton, CT 06897	Board Member (2022-present)
	David Kabiller, Principal	Arqitel Investment Management, LP 9800 Wilshire Blvd, Suite 203 Beverly Hills CA 90212	Chairman and Founding Partner (2022-present)
5.
Barrow, Hanley, Mewhinney & Strauss, LLC
The sole business activity of Barrow, Hanley, Mewhinney & Strauss, LLC (“Barrow Hanley”), 2200 Ross Avenue, 31st
Floor, Dallas, Texas 75201, is to serve as an investment adviser. Barrow Hanley is registered under the Investment
Advisers Act of 1940, as amended. Information regarding other business, profession, vocation or employment of a substantial nature as to the trustees and officers of Barrow Hanley during the past two fiscal years is as follows:

	Name and Position with Adviser	Other Company	Position with Other Company
	Craig Squires Member Board of Managers	Perpetual Group (Parent Company)	Perpetual Executive

	Allan Lo Proto Member Board of Managers	Perpetual Group (Parent Company)	Perpetual Executive
6.
BlackRock Advisors, LLC
BlackRock Advisors, LLC’s (“BA”) principal business address is 415 10th Avenue, New York, New York 10055. BA is an
indirect wholly owned subsidiary of BlackRock, Inc. and was organized in 1994 for the purpose of providing advisory services to investment companies and other types of clients. The directors and officers of BA have not been engaged in any other business or profession of a substantial nature during the past two fiscal years other than in their capacities as a director, officer or employee of affiliated entities.

7.
BlackRock Financial Management, Inc.
BlackRock Financial Management, Inc.’s (“BFM”) principal business address is 415 10th Avenue, New York, New York
10055 and is an indirect wholly owned subsidiary of BlackRock, Inc. BFM was organized in.1994 for the purpose of providing advisory services to investment companies and other types of clients. The directors and officers of BFM have not been engaged in any other business or profession of a substantial nature during the past two fiscal years other than in their capacities as a director, officer or employee of affiliated entities.

8.
BlackRock International Limited
BlackRock International Limited’s (“BIL”) principal business address is Exchange Place One, 1 Semple Street,
Edinburgh EH3 8BL, Scotland and is an indirect wholly owned subsidiary of BlackRock, Inc. BIL was organized in
1995 for the purpose of providing advisory services to investment companies and other types of clients. The directors and officers of BIL have not been engaged in any other business or profession of a substantial nature during the past two fiscal years other than in their capacities as a director, officer or employee of affiliated entities.

9.
BlackRock (Singapore) Limited
BlackRock (Singapore) Limited’s (“BSL”) principal business address is Twenty Anson, 20 Anson Road, #18-01,
Singapore, Singapore 079912 and is an indirect wholly owned subsidiary of BlackRock, Inc. BSL was organized in 2000 for the purpose of providing advisory services to investment companies and other types of clients. The directors and officers of BSL have not been engaged in any other business or profession of a substantial nature during the past two fiscal years other than in their capacities as a director, officer or employee of affiliated entities.

10.
Brown Brothers Harriman & Co. Brown Brothers Harriman & Co., through a separately identifiable department, known as the Brown Brothers Harriman Mutual Fund Advisory Department (“BBH”), located at 140 Broadway, New
York, New York 10005. BBH is a registered investment adviser under the Investment Advisers Act of 1940, as amended, and serves as an investment adviser or sub-adviser to mutual funds and ETFs that are registered under the 1940 Act and collective investment funds organized under the Undertakings for Collective Investments in Transferable Securities. For
the past two fiscal years, no director, officer or partner of the Brown Brothers Harriman & Co. is or has been engaged in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.

11.
Delaware Investments Fund Advisers
Delaware Investments Fund Advisers (“DIFA”), with principal offices at 100 Independence, 610 Market Street,
Philadelphia, Pennsylvania 19106, is a series of Macquarie Investment Management Business Trust (“MIMBT”).
MIMBT is a registered investment adviser under the Investment Advisers Act of 1940, as amended. Unless otherwise noted, the following persons serving as directors or officers of DIFA have held the following positions during the past two fiscal years. The principal business address of Macquarie Asset Management, the Macquarie Funds Complex,
Macquarie ETF Trust and Optimum Fund Trust is 100 Independence, 610 Market Street, Philadelphia, Pennsylvania
19106.

	Name and Position with Adviser	Other Company	Position with Other Company
	Shawn K. Lytle President/Head of Public Investments/ Executive Director	Macquarie Funds Complex	President/Chief Executive Officer
		Macquarie Asset Management	Various executive capacities
		Macquarie ETF Trust	Executive Vice President

Gregory A. Gizzi Executive Vice President/Head of US Fixed Income and Municipal Bonds/ Executive Director	Macquarie Funds Complex	Senior Vice President/Head of US Fixed Income and Municipal Bonds
	Macquarie Asset Management	Various capacities
	Macquarie ETF Trust	Senior Vice President
Francis X. Morris Executive Vice President/Chief Investment Officer, Core Equity/ Executive Director	Macquarie Funds Complex	Senior Vice President/Chief Investment Officer – Core Equity
	Macquarie Asset Management	Various executive capacities
Alexander Alston Senior Vice President/Co-Head of Private Placements/Division Director	Macquarie Funds Complex	Senior Vice President/Co-Head of Private Placements
	Macquarie Asset Management	Various executive capacities
Erik R. Becker Senior Vice President/Senior Portfolio Manager/Division Director	Macquarie Funds Complex	Vice President
	Macquarie Asset Management	Various capacities
Nathan A. Brown Senior Vice President/Senior Portfolio Manager/Division Director	Macquarie Funds Complex	Vice President
	Macquarie Asset Management	Various capacities
Stephen J. Busch Senior Vice President/ Managing Director, Investments Business Management/Division Director	Macquarie Funds Complex	Senior Vice President/Managing Director, Investments Business Management
	Macquarie Asset Management	Various capacities
	Macquarie ETF Trust	Senior Vice President
Michael F. Capuzzi Senior Vice President/US Chief Operating Officer/Division Director	Macquarie Funds Complex	Senior Vice President/US Chief Operations Officer
	Macquarie Asset Management	Various capacities
	Macquarie ETF Trust	Senior Vice President
Liu-Er Chen Senior Vice President/Chief Investment Officer, Emerging Markets and Healthcare/Division Director	Macquarie Funds Complex	Senior Vice President/Chief Investment Officer - Emerging Markets and Healthcare
	Macquarie Asset Management	Various capacities
Anthony G. Ciavarelli Senior Vice President/Associate General Counsel/Assistant Secretary/ Division Director	Macquarie Funds Complex	Senior Vice President/Associate General Counsel/Assistant Secretary

	Macquarie Asset Management	Various capacities
	Optimum Fund Trust	Senior Vice President/General Counsel/Assistant Secretary
	Macquarie ETF Trust	Senior Vice President/Assistant Secretary
David F. Connor Senior Vice President/General Counsel, Public Investments Americas/Secretary/Division Director	Macquarie Funds Complex	Senior Vice President/General Counsel/Secretary
	Macquarie Asset Management	Various capacities
	Optimum Fund Trust	Senior Vice President/Secretary
	Macquarie ETF Trust	Senior Vice President/Assistant Secretary
Michael E. Dresnin Senior Vice President/Associate General Counsel/Assistant Secretary/ Division Director	Macquarie Funds Complex	Senior Vice President/Assistant Secretary
	Macquarie Asset Management	Various capacities
	Optimum Fund Trust	Senior Vice President/Associate General Counsel/Assistant Secretary
	Macquarie ETF Trust	Senior Vice President/Associate General Counsel/Assistant Secretary
Brad Frishberg Senior Vice President/Chief Investment Officer, Global Listed Infrastructure/Division Director	Macquarie ETF Trust	Senior Vice President
	Macquarie Asset Management	Various capacities
Daniel V. Geatens Senior Vice President/Head of US Fund Administration/Division Director	Macquarie Funds Complex	Senior Vice President/Treasurer
	Macquarie Asset Management	Various capacities
	Optimum Fund Trust	Senior Vice President/Chief Financial Officer/Treasurer
	Macquarie ETF Trust	Senior Vice President/Treasurer
Derek L. Hamilton Senior Vice President/Economist/ Division Director	Macquarie Asset Management	Various capacities
James L. Hinkley Senior Vice President/Head of Special Products/Division Director	Macquarie ETF Trust	Senior Vice President/Head of ETF Product Development
	Macquarie Asset Management	Various capacities

Kashif Ishaq Senior Vice President/Senior Portfolio Manager/Division Director	Macquarie Funds Complex	Senior Vice President/Head of Investment Grade Corporate Bond Trading
	Macquarie Asset Management	Various capacities
	Macquarie ETF Trust	Senior Vice President
Bradley M. Klapmeyer Senior Vice President/Senior Portfolio Manager/Division Director	Macquarie Funds Complex	Vice President
	Macquarie Asset Management	Various capacities
Michael Kopfler Senior Vice President/Chief Operating Officer, Equities & Multi-Asset/ Division Director	Macquarie Funds Complex	Senior Vice President/Global Head of Equity Trading
	Macquarie Asset Management	Various capacities
	Macquarie ETF Trust	Senior Vice President
Alex Kozhemiakin Senior Vice President/Head of Emerging Markets Debt/Division Director	Macquarie Funds Complex	Senior Vice President/Head of Emerging Markets Debt
	Macquarie Asset Management	Various capacities
Nik Lalvani Senior Vice President/Team Lead – Large Cap Value/Division Director	Macquarie Funds Complex	Senior Vice President/Chief Investment Officer – Large Cap Value
	Macquarie Asset Management	Various capacities
Michael Q. Mahoney Senior Vice President/Division Director, TA & Intermediary Services/ Division Director	Macquarie Funds Complex	Vice President/Head of US Service Provider Management
	Macquarie Asset Management	Various capacities
	Macquarie ETF Trust	Vice President
John P. McCarthy Senior Vice President/Senior Portfolio Manager/Division Director	Macquarie Funds Complex	Senior Vice President/Co-Head of High Yield
	Macquarie Asset Management	Various capacities
Carleen Michalski Senior Vice President/Head of Global Product Development/Division Director	Macquarie Asset Management	Various capacities
	Optimum Fund Trust	Senior Vice President/Head of Global Product Development
	Macquarie Funds Complex	Senior Vice President/Head of Global Product Development

Susan L. Natalini Senior Vice President/Chief Administrative Officer/Division Director	Macquarie Funds Complex	Senior Vice President/Chief Operations Officer-Equity and Fixed Income Operations
	Macquarie Asset Management	Various capacities
	Macquarie ETF Trust	Senior Vice President
Terrance M. O’Brien Senior Vice President/US Head of Quantitative and Markets Research/ Division Director	Macquarie Funds Complex	Senior Vice President/US Head of Quantitative and Markets Research
	Macquarie Asset Management	Various capacities
	Macquarie ETF Trust	Senior Vice President
Mansur Z. Rasul Senior Vice President/Senior Portfolio Manager/Associate Director	Macquarie Funds Complex	Senior Vice President/Head of Emerging Markets Credit Trading
	Macquarie Asset Management	Various capacities
Richard Salus Senior Vice President/Global Head of Fund Services/Division Director	Macquarie Funds Complex	Senior Vice President/Chief Financial Officer
	Macquarie Asset Management	Various capacities
	Optimum Fund Trust	Senior Vice President/Fund Administration
	Macquarie ETF Trust	Senior Vice President/Chief Financial Officer
Daniel G. Scherman Senior Vice President/Head of Equity Risk Analysis Group/Division Director	Macquarie Asset Management	Various capacities
	Optimum Fund Trust	Senior Vice President/Head of Equity Risk Analysis Group
William Speacht Senior Vice President/Deputy Chief Compliance Officer/Division Director	Macquarie Funds Complex	Senior Vice President/Deputy Chief Compliance Officer
	Macquarie Asset Management	Various capacities
	Optimum Fund Trust	Senior Vice President/Chief Compliance Officer
	Macquarie ETF Trust	Senior Vice President/Deputy Chief Compliance Officer
Emilia P. Wang Senior Vice President/Associate General Counsel/Assistant Secretary/ Division Director	Macquarie Funds Complex	Senior Vice President/Associate General Counsel/Assistant Secretary
	Macquarie Asset Management	Various capacities

	Optimum Fund Trust	Senior Vice President/Associate General Counsel/Assistant Secretary
	Macquarie ETF Trust	Senior Vice President/Associate General Counsel/Assistant Secretary
Kathryn R. Williams Senior Vice President/Deputy General Counsel/Assistant Secretary/Division Director	Macquarie Funds Complex	Senior Vice President/Deputy General Counsel/Assistant Secretary
	Macquarie Asset Management	Various capacities
	Optimum Fund Trust	Senior Vice President/Deputy General Counsel/Assistant Secretary
	Macquarie ETF Trust	Senior Vice President/Assistant Secretary
Robert Wolfangel, Jr. Senior Vice President/Division Director	Macquarie Asset Management	Various capacities
Marty Wolin Senior Vice President/Chief Compliance Officer	Macquarie Funds Complex	Senior Vice President/Chief Compliance Officer
	Macquarie Asset Management	Senior Vice President/Chief Compliance Officer
	Macquarie ETF Trust	Senior Vice President/Chief Compliance Officer
Aaron D. Young Vice President/Portfolio Manager/ Associate Director	Macquarie Funds Complex	Vice President
	Optimum Fund Trust	Senior Vice President/Portfolio Manager
	Macquarie Asset Management	Various capacities
Catherine DiValentino Vice President/Associate General Counsel/Assistant Secretary/Associate Director	Macquarie Funds Complex	Assistant Vice President/Associate General Counsel/Assistant Secretary
	Optimum Fund Trust	Assistant Vice President/Associate General Counsel/Assistant Secretary
	Macquarie Asset Management	Various capacities
	Macquarie ETF Trust	Vice President/General Counsel/ Secretary
Joseph A. Fiorilla Vice President/Head of US Trading Operations, Equities & Multi-Asset/ Associate Director	Macquarie Funds Complex	Vice President/Head of US Trading Operations
	Macquarie Asset Management	Various capacities

	Macquarie ETF Trust	Vice President
Stephen Hoban Vice President/Treasurer/Associate Director	Macquarie Funds Complex	Vice President/Financial Management
	Macquarie Asset Management	Various capacities
	Macquarie ETF Trust	Vice President
Francis Magee Vice President/Head of US Valuations/Associate Director	Macquarie Funds Complex	Vice President/Financial Administration
	Macquarie Asset Management	Various capacities
	Optimum Fund Trust	Vice President/Investment Accounting/Financial Administration
	Macquarie ETF Trust	Vice President
Andrew McEvoy Vice President/Associate Director of US Transaction Management/ Associate Director	Macquarie Funds Complex	Vice President/Associate Director of US Transaction Management
	Macquarie Asset Management	Various capacities
	Optimum Fund Trust	Vice President/Trade Settlements
	Macquarie ETF Trust	Vice President
Philip A. Shipp Vice President/ Associate General Counsel/Assistant Secretary/Associate Director	Macquarie Funds Complex	Vice President/Associate General Counsel/Assistant Secretary
	Macquarie Asset Management	Various capacities
	Optimum Fund Trust	Vice President/Associate General Counsel/Assistant Secretary
	Macquarie ETF Trust	Vice President/Assistant Secretary
Lauren Weintraub Vice President/Senior Equity Trader/ Associate Director	Macquarie Asset Management	Various capacities
Joseph Zalewski Vice President/Senior Credit Analyst – Distressed Debt/Associate Director	Macquarie Asset Management	Various capacities
James Gray Senior Vice President of Taxation/ Division Director	Macquarie Asset Management	Various capacities
	Macquarie ETF Trust	Vice President/Taxation
James Marley Senior Vice President of Taxation/ Division Director	Macquarie Asset Management	Various capacities
	Macquarie ETF Trust	Vice President/Taxation

	Ron Rabkin Senior Vice President of Taxation/ Division Director	Macquarie Asset Management	Various capacities
		Macquarie ETF Trust	Vice President/Taxation
	Antoinette Robbins Senior Compliance Officer/Senior Manager	Macquarie Asset Management	Various capacities
	Alexander Lenoir Anti-Money Laundering Officer/ Division Director	Macquarie Funds Complex	Anti-Money Laundering Officer
		Macquarie Asset Management	Various capacities
		Optimum Fund Trust	Anti-Money Laundering Officer
		Macquarie ETF Trust	Anti-Money Laundering Officer
12.
Driehaus Capital Management LLC
Driehaus Capital Management LLC (“DCM”), located at 25 East Erie Street, Chicago, Illinios 60611, is registered under the Investment Advisers Act of 1940, as amended. DCM is privately held independent investment adviser providing discretionary and non-discretionary advisory services to clients. Information regarding other business, profession, vocation or employment of a substantial nature as to the directors and officers of DCM during the past two fiscal years is as follows:

	Stephen T. Weber Chief Executive Officer and President	Driehaus Trust Company	Director
		Driehaus Capital Management (USVI) LLC	President
		Driehaus Capital Holdings LLLP	President
	Janet L. McWilliams General Counsel and Secretary	Driehaus Capital Management (USVI) LLC	Senior Vice President & Secretary
		Driehaus Capital Holdings LLLP	Senior Vice President & Secretary
		RHD Holdings LLC	Senior Vice President & Secretary
	Robert M. Kurinsky Chief Financial Officer, Chief Operating Officer, and Treasurer	Driehaus Capital Management (USVI) LLC	Vice President, Treasurer & Chief Financial Officer
		Driehaus Capital Holdings LLLP	Vice President, Treasurer & Chief Financial Officer
		RHD Holdings LLC	Vice President, Treasurer & Chief Financial Officer
	Christina E. Algozine Assistant Secretary	Driehaus Capital Management (USVI) LLC	Assistant Secretary

13.
Goldman Sachs Asset Management, L.P.
The principal business address of Goldman Sachs Asset Management, L.P. (“GSAM”) is 200 West Street, New York,
New York 10282. GSAM is an investment adviser registered under the Investment Advisers Act of 1940, as amended.
GSAM is an indirect, wholly-owned subsidiary of The Goldman Sachs Group, Inc., a public company that is a bank holding company, financial holding company and a worldwide, full-service financial services organization. GSAM
Holdings LLC is the general partner and principal owner of GSAM and has been providing financial solutions for investors since 1988. Information about the officers and partners of GSAM is included in its Form ADV filed with the
Commission (registration number 801-37591) and is incorporated herein by reference.

14.
Guggenheim Partners Investment Management, LLC
Guggenheim Partners Investment Management, LLC (“Guggenheim”), 100 Wilshire Boulevard., Suite 500, Santa
Monica, California 90401. Guggenheim is primarily engaged in the provision of investment advisory and management services to registered investment companies, private funds and separately managed accounts. The executive officers of
Guggenheim consist primarily of persons who during the past two years have been active in the investment management business. To the knowledge of Guggenheim, except as set forth below, as applicable, none of the executive officers of
Guggenheim is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature, other than in their capacity as a director, officer or employee of affiliated entities. Information as to the executive officers of Guggenheim is included in its Form ADV as filed with the SEC (File
No. 801 66789) pursuant to the Investment Advisers Act of 1940, as amended, which is incorporated herein by reference.

15.
Heitman Real Estate Securities LLC
Heitman Real Estate Securities LLC (“HRES”), at 110 North Wacker Drive, Suite 4000, Chicago, IL 60606, is an
investment adviser registered under the Investment Advisers Act of 1940, as amended. Information as to the directors and executive officers during the past two fiscal years is as follows:

	Name and Position with Adviser	Other Company	Position with Other Company
	Maury Tognarelli Manager	Affiliates of HRES	CEO, Managing Member, Director
	Larry Christensen Manager	Affiliates of HRES	CFO, Member, Director
	Anthony Stamato Chief Legal Officer, Head of Compliance and Chief Compliance Officer	Affiliates of HRES	Senior Managing Director, Secretary, Chief Legal Officer, Head of Compliance, and Chief Compliance Officer
16.
Jacobs Levy Equity Management, Inc.
Jacobs Levy Equity Management, Inc. (“Jacobs Levy”), with principal offices at 100 Campus Drive, Florham Park, New
Jersey 07932, is a New Jersey based investment adviser founded in 1986. The firm’s core business activity is managing
U.S. equity portfolios for clients, which include institutions with separately managed accounts, registered investment companies and pooled investment vehicles intended for sophisticated, institutional investors. The directors and officers of Jacobs Levy have not held any positions with other companies during the past two fiscal years.

17.
Janus Henderson Investors US LLC
Janus Henderson Investors US LLC, 151 Detroit Street, Denver, Colorado 80206, is registered under the Investment
Advisers Act of 1940, as amended, and is an indirect wholly owned subsidiary of Janus Henderson Group plc, which is a, publicly-traded company on the New York Stock Exchange under ticker JHG. In the interest of privacy, Janus Henderson does not generally provide specific information regarding its employees’ and officers’ outside business activities except where legally required, including where such activities would be material to clients.

18.
J.P. Morgan Investment Management Inc.
J.P. Morgan Investment Management Inc. (“JMIM”) is located at 383 Madison Avenue, New York, New York 10179, and is registered under the Investment Advisers Act of 1940, as amended. Information regarding other business, profession, vocation or employment of a substantial nature as to the directors and officers of JPMIM is considered confidential.

19.
Legal & General Investment Management America, Inc.
Legal & General Investment Management America, Inc. is located at 71 South Wacker Drive, Suite 800, Chicago,
Illinois 60606 and is registered with the SEC under the Investment Advisers Act of 1940, as amended. Information as to the directors and executive officers during the past two fiscal years is as follows:

Name and Position with Adviser	Other Company	Position with Other Company
Michelle Scrimgeour Director	Legal & General Investment Management (Holdings) Ltd.	Director of affiliated entity
	Legal & General Investment Management Limited	Director of affiliated entity
	Legal & General Investment Management United States (Holdings), Inc.	Director of affiliated entity
	Legal & General Investment Management Japan K.K.	Director of affiliated entity
	Legal & General Group Plc	Member of Group Management Committee of affiliated entity
	The Investment Association	Board Member
	FCA Practitioner Panel	Member
	Glasgow Financial Alliance for Net Zero	Principals Group Member
Kerrigan Procter Interim Head of LGIM America, Director	Legal & General Investment Management United States (Holdings), Inc.	Director of affiliated entity
	Legal & General Business Consulting (Shanghai) Limited	Director and Chair of affiliated entity
	IDLG Asset Holdings Pte. Ltd.	Director of affiliated joint venture entity
Donald Andrews Head of Distribution and Client Solutions, Director, Officer	Legal & General Investment Management United States (Holdings), Inc.	Director of affiliated entity
	Ledgeview Commercial Partners, LLC	Founding Member
	Lafayette Holdings, LLC	Founding Member/Manager
	Rock Rimmon Holdings, LLC	Founding Member/Manager
	Kigali Farm, LLC	Founding Member
	Croydon Holdings, LLC	Member/Manager
	Derryfield Holdings, LLC	Founding Member
	Sweeney Holdings, LLC	Founding Member
	Enright Holdings, LLC	Founding Member
	Ascutney Holdings II, LLC	Founding Member
	Ascutney Holdings, LLC	Founding Member
John Bender Chairman of Investments, LGIM America, Director, Officer	Legal & General Investment Management United States (Holdings), Inc.	Director of affiliated entity

	BethAnne Panos Head of Human Resources, Director, Officer	Legal & General Investment Management United States (Holdings), Inc.	Director of affiliated entity
	Patrick Ryan Chief Financial Officer, Director	Legal & General Investment Management United States (Holdings), Inc.	Director of affiliated entity
	Mike Reiffsteck Head of US Operations	Legal & General Investment Management United States (Holdings), Inc.	Director of affiliated entity
	Kristina St. Charles General Counsel, Interim Chief Compliance Officer, Board Secretary	Legal & General Investment Management United States (Holdings), Inc.	Board Secretary of affiliated entity
		Pangea Educational Development	Executive Board Member, Non-Profit Board
	Alexia Gottschalch Head of Real Estate Equity, US, Officer	The Association of Foreign Investors in Real Estate (AFIRE)	Board Member
		Ancora L&G, LLC	Director of affiliated entity
20.
Loomis, Sayles & Company, L.P.
Loomis, Sayles & Company, L.P., One Financial Center, Boston, Massachusetts 02111, is an investment adviser registered under the Investment Advisers Act of 1940, as amended. Information regarding other business, profession, vocation or employment of a substantial nature as to the directors and executive officers during the past two fiscal years is as follows:

	Name and Position with Adviser	Other Company	Position with Other Company
	Kevin P. Charleston Chairman, President, Chief Executive Officer, and Director	Loomis Sayles Trust Company, LLC	Manager and President
		Loomis Sayles Funds I	Trustee, President and Chief Executive Officer
		Loomis Sayles Fund II; Natixis Funds Trust I; Natixis Funds Trust II; Natixis Funds Trust IV; Natixis ETF Trust; Natixis ETF Trust II; Gateway Trust	Trustee
		Loomis Sayles Distributors, Inc.	Director
		Loomis Sayles Trust Company, LLC	Manager and President
		Loomis Sayles Investments Limited	Representative of Loomis Sayles as a corporate Director
		Loomis Sayles Investment Asia Pte. Ltd.	Director
		Loomis Sayles Operating Services, LLC	Director, Chairman and President
		NIM-os, LLC	Manager

John R. Gidman Executive Vice President, Chief Operating Officer and Director	Loomis Sayles Operating Services, LLC	Director, Chief Executive Officer
	NIM-os, LLC	Director, Chief Executive Officer
David L. Giunta Director	Natixis Investment Managers	President and Chief Executive Officer, US
	Compliance, Risk and Internal Control Committee (formerly known as Natixis Distribution Corporation)	Chairman, President, and Chief Executive Officer
	Natixis Advisors, LLC; Natixis Distribution, LLC	President and Chief Executive Officer
	Natixis Funds Trust I; Natixis Funds Trust II; Natixis Funds Trust IV; Natixis ETF Trust; Natixis ETF Trust II; Gateway Trust; Loomis Sayles Funds I; Loomis Sayles Funds II	Trustee, President and Chief Executive Officer
	Loomis Sayles Funds I	Trustee and Executive Vice President
	NIM-os, LLC	Manager
Kinji Kato Director	Natixis Investment Managers Japan	Honorary Chairman
Maurice Leger Executive Vice President, Director of Global Institutional Services and Director	Loomis Sayles Trust Company, LLC	Manager
Rebecca O’Brien Radford Executive Vice President, General Counsel, Secretary, and Director	Loomis Sayles Distributors, Inc.	Director
	Loomis Sayles Investments Limited	General Counsel and Secretary
	Loomis Sayles Trust Company, LLC	Manager and Secretary
	Loomis Sayles Operating Services, LLC	Director and Secretary
	NIM-os, LLC	Manager and General Counsel
Philippe Setbon Director	Natixis Investment Managers France	Chief Executive Officer
	Natixis France	Member of Senior Management Committee
	Natixis TradEx Solutions	Director
	Harris Associates L.P.	Director
	AEW Capital Management, L.P.	Director
Susan Sieker Executive Vice President, Chief Financial Officer and Director	Loomis Sayles Trust Company, LLC	Manager and Chief Financial Officer
	Loomis Sayles Investments Limited	Chief Financial Officer

		NIM-os, LLC	Manager and Chief Financial Officer
21.
MFS Institutional Advisors, Inc.
MFS Institutional Advisors, Inc. (“MFSI”) is located at 111 Huntington Avenue, Boston, Massachusetts 02199 and is a
U.S.-based investment adviser and subsidiary of Massachusetts Financial Services Company (“MFS”). MFS is a
subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect majority-owned subsidiary of Sun Life Financial Inc. (a diversified financial services company). Certain officers and directors of MFSI serve, or have served, as officers or directors of some or all of MFSI’s corporate affiliates and/or as officers of some or all of the MFS funds and/or officers or directors of certain investment products managed by MFS or certain of MFS’s corporate affiliates. Except as set forth below, each director and principal executive officer of MFSI has been engaged during the past two fiscal years in no business profession, vocation or employment of a substantial nature other than as an officer and/or director of MFSI or certain of MFSI’s corporate affiliates. The following lists the directors and principal executive officers of MFSI and their positions with certain of MFSI’s corporate affiliates as of January 1, 2025:

	Name and Position with Adviser	Other Company	Position with Other Company
	Heidi W. Hardin Director, Chair of the Board and Assistant Secretary	Massachusetts Financial Services Company	Executive Vice President, General Counsel and Secretary
		MFS Fund Distributors, Inc.; MFS Service Center, Inc.; Sun Life of Canada (U.S.) Financial Services Holdings, Inc.; 3060097 Nova Scotia Company	Secretary
		MFS International Ltd	Assistant Secretary
		International Australia Pty. Ltd.	Director, Chair and Assistant Secretary
		MFS Investment Management Canada Limited	Director, Chair of the Board and Assistant Secretary
		International Singapore Pte. Ltd.	Director and Assistant Secretary
		MFS Investment Management K.K.	Director, Chair and Secretary
		MFS Heritage Trust Company	Director, Chair of the Board and Secretary
		Funds within the MFS U.S. Funds Complex (the “MFS Funds Complex”)	Secretary and Clerk
	Michelle Thompson-Dolberry Director	Massachusetts Financial Services Company	Executive Vice President and Chief Diversity, Equity and Inclusion Officer
		MFS International Australia Pty. Ltd.; MFS International Singapore Pte. Ltd.; MFS Investment Management K.K.; MFS Heritage Trust Company	Director
	Michael S. Keenan Director	MFS Fund Distributors, Inc.	Director and President
		MFS International Australia Pty. Ltd.; MFS International Singapore Pte. Ltd; MFS Heritage Trust Company	Director

	Robertson G. Mansi Director	MFS International (U.K.) Limited; MFS International Singapore Pte. Ltd.; MFS Investment Management Canada Limited; MFS Heritage Trust Company; MFS International Australia Pty. Ltd.	Director
	Charuda (Bee) Upatham-Costello Director and Treasurer	MFS International Ltd.	Assistant Treasurer
		MFS Investment Management Company (LUX) S.a.r.l.	Treasurer
		MFS Fund Distributors, Inc.	Treasurer and Senior Group Controller
		MFS International Australia Pty. Ltd.; MFS International Singapore Pte. Ltd.; MFS Heritage Trust Company; MFS Investment Management Canada Limited	Director
		MFS Investment Management K.K	Statutory Auditor
		3060097 Nova Scotia Company	Director and President
	Carol W. Geremia President and Secretary	Massachusetts Financial Services Company	Director, President and Co-Head of Global Distribution
		MFS Heritage Trust Company	Executive Vice President
		MFS Investment Management K.K.	Vice President
		MFS Fund Distributors, Inc.	Director and Chairman of the Board
	Alison O’Neill Chief Investment Officer	Massachusetts Financial Services Company	Executive Vice President and Chief Investment Officer
		MFS Heritage Trust Company	Investment Officer
	Rosa-Licea-Mailloux Chief Compliance Officer	Massachusetts Financial Services Company; MFS Heritage Trust Company; MFS Funds Complex	Chief Compliance Officer
22.
Neuberger Berman Investment Advisers LLC
Neuberger Berman Investment Advisers LLC (“Neuberger Berman”), with its principal offices located at 1290 Avenue of the Americas, New York, New York 10104, is a registered investment adviser and an indirect subsidiary of Neuberger
Berman Group LLC. The directors of Neuberger Berman have not been engaged in any other business or profession, vocation or employment of a substantial nature during the past two fiscal years other than in their capacities as a director of Neuberger Berman or certain of Neuberger Berman’s affiliated entities or certain domestic or non-U.S. investment companies.

23.
Pacific Investment Management Company LLC
PIMCO is a majority owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”)
with a minority interest held by Allianz Asset Management U.S. Holding II LLC, each, a Delaware limited liability company, and by certain current and former officers of PIMCO. Allianz Asset Management was organized as a limited liability company under Delaware law in 2000. Allianz Asset Management of America LP merged with Allianz Asset
Management, with the latter being the surviving entity, effective January 1, 2023. Following the merger, Allianz Asset
Management is PIMCO LLC’s managing member and direct parent entity. Through various holding company structures,
Allianz Asset Management is majority owned by Allianz SE. Allianz SE is a European based, multinational insurance and financial services holding company and a publicly traded German company. The management and operational oversight of Allianz Asset Management is carried out by its Management Board, the sole member of which is currently
Tucker J. Fitzpatrick.

	Name and Position with Adviser	Other Company	Position with Other Company
	Kimberley Stafford Managing Director	PIMCO Hong Kong	Head of PIMCO Asia-Pacific
	Craig A. Dawson Managing Director	PIMCO Europe Ltd.	Head of EMEA
	Jennifer E. Durham Managing Director	Pacific Investment Mgt Co. LLC; PIMCO Variable Insurance Trust; PIMCO ETF Trust; PIMCO Equity Series; PIMCO Equity Series VIT	Chief Compliance Officer
	Emmanuel Roman Managing Director	Pacific Investment Mgt Co. LLC	CEO
	David C. Flattum Managing Director	Pacific Investment Mgt Co. LLC	General Counsel
		PIMCO Variable Insurance Trust; PIMCO ETF Trust; PIMCO Equity Series; PIMCO Equity Series VIT	Chief Legal Officer
	Daniel Ivascyn Managing Director	Pacific Investment Mgt Co. LLC	Group Chief Investment Officer
	Brent Richard Harris Managing Director	Pacific Investment Mgt Co. LLC	Executive Committee Member
		StocksPLUS Management, Inc.	Director and Vice President
		PIMCO Variable Insurance Trust; PIMCO ETF Trust	Trustee, Chairman and President of the Trust
		PIMCO Equity Series; PIMCO Equity Series VIT	Trustee, Chairman and Senior Vice President
		PIMCO Luxembourg S.A. and PIMCO Luxembourg II	Director
	Andrew Balls Managing Director	PIMCO Europe Limited	Chief Investment Officer
	Eric Sutherland Managing Director	PIMCO Investments	President
	Tomoya Masanao Managing Director	PIMCO Japan Limited	Co-Head of Asia-Pacific Portfolio Management, Head of Japan office

24.
Parametric Portfolio Associates LLC
Parametric Portfolio Associates LLC, 800 Fifth Avenue, Suite 2800, Seattle, Washington 98104, is a registered investment adviser offering a variety of structured portfolio solutions. Information as to the directors and officers of the adviser for the past two fiscal years is as follows:

	Name and Position with Adviser	Other Company	Position with Other Company
	Thomas Lee Chief Investment Officer	St. Thomas Academy	Trustee
	Ranjit Kapila Co-President and Chief Operating Officer	Minds Matter Seattle	Board Member
	Brian Herscovici	BMSN, LLC	Partner
25.
Payden & Rygel
Payden & Rygel is located at 333 South Grand Avenue, 39th Floor, Los Angeles, California 90071 and engages principally in the business of providing investment services to institutional clients. Information regarding other business, profession, vocation or employment of a substantial nature as to the directors and officers of Payden & Rygel for the past two fiscal years is as follows:

	Name and Position with Adviser	Other Company	Position with Other Company
	Robin Creswell Managing Director	Payden & Rygel Global Limited	Head of Mutual Fund Operations
	Nigel JenkinsDirector	Payden & Rygel Global Limited	Director and Chairman of the Board
	Mark StanleyDirector	Payden & Rygel Global Limited	Director and Board Member
26.
P/E Global LLC
P/E Global LLC (“P/E Global”) is located at 75 State Street, 31st Floor, Boston, Massachusetts 02109, is registered under the Investment Advisers Act of 1940, as amended, and provides investment advisory and portfolio management services to clients on a discretionary basis. P/E Strategic LLC, a Delaware limited liability company, owns 50% of P/E
Global. P/E Investments LLC, a Delaware limited liability company, also owns 50% of P/E Global. Warren Naphtal and
Mary Naphtal own a controlling interest in P/E Strategic LLC and P/E Investments LLC. The directors and officers of
P/E Global have not held any positions with other companies during the past two fiscal years.

27.
PGIM Quantitative Solutions LLC
PGIM Quantitative Solutions LLC (“PGIM QS”) is located at 655 Broad Street, Newark, New Jersey 07102, is registered investment adviser and began managing multi-asset portfolios for institutional investors in 1975. PGIM QS is a wholly owned subsidiary and independently operated subsidiary of PGIM, Inc. (“PGIM”), the global investment management business of Prudential Financial, Inc. (“Prudential”), a publicly traded company on the New York Stock
Exchange (NYSE: PRU). PGIM is a wholly owned subsidiary of PGIM Holding Company LLC, which is a wholly owned subsidiary of Prudential. The directors and officers of PGIM QS have not held any positions with other companies during the past two fiscal years.

28.
RBC Global Asset Management (U.K.) Limited
RBC Global Asset Management (U.K.) Limited (“RBC GAM UK”), 100 Bishopsgate, London EC2N 4AA, United
Kingdom, is a wholly owned subsidiary of Royal Bank of Canada. For the past two fiscal years, RBC GAM UK had no information regarding other business, profession, vocation or employment to disclose for its directors and officers.

	Name and Position with Adviser	Other Company	Position with Other Company
	David Thomas Chairman	Great Ormond Street Hospital Children’s Charity	Board Member
		CLS Bank International	Board Member
		FICC Markets Standards Board	Consultant

29.
RBC Global Asset Management (U.S.) Inc.
RBC Global Asset Management (U.S.) Inc. (“RBC GAM US”), 250 Nicollet Mall, Suite 1550, Minneapolis, Minnesota
55401, is a wholly owned subsidiary of Royal Bank of Canada. For the past two fiscal years, RBC GAM US had no information regarding other business, profession, vocation or employment to disclosure for its directors and officers.

	Name and Position with Adviser	Other Company	Position with Other Company
	Damon Williams Chief Executive Officer	Enbridge Ride to Conquer Cancer	Honorary Chair
		Canadian Institute for Advanced Research	Board Member
		The Universities Academic Pension Plan	Member
		United Way of the Lower Mainland	Board Member
		0845514 B.C. Ltd	President and Director
30.
RREEF America L.L.C.
RREEF America L.L.C. (“RREEF”) is located at 222 South Riverside Plaza, Floor 34, Chicago, Illinois 60606. RREEF’s
sole business activity is to serve as an investment adviser. RREEF is registered under the Investment Advisers Act of
1940, as amended. The directors and officers of RREEF have not held any positions with other companies during the past two fiscal years.

31.
Sands Capital Management, LLC
Sands Capital Management, LLC (“Sands”) is located at 1000 Wilson Boulevard, Suite 3000, Arlington, Virginia 22209.
The directors, officers and/or partners of Sands have been engaged in the below capacities with other companies within the last two fiscal years:

	Name and Position with Adviser	Other Company	Position with Other Company
	Frank M. Sands Chief Investment Officer, Chief Executive Officer	Sands Capital Ventures, LLC	Investment Board Member; Executive Management Team
	Jonathan Goodman General Counsel and Secretary	Sands Capital Ventures, LLC	General Counsel and Secretary
	Dana McNamara Executive Managing Director, Chief Administrative Officer	Sands Capital Ventures, LLC	Executive Management Team
	Stephen Nimmo Executive Managing Director, Business Development and Client Relations	Sands Capital Ventures, LLC	Executive Management Team
	Thomas Perry Williams President	Sands Capital Ventures, LLC	Executive Management Team
	Brian Christiansen Executive Managing Director, Sr. Portfolio Manager, Research Analyst	Sands Capital Ventures, LLC	Executive Management Team
	Ian Ratcliffe Executive Managing Director; Executive Managing Partner	Sands Capital Ventures, LLC	Executive Managing Director, Executive Managing Partner

	Alexandra Fulk Chief Compliance Officer, Sr. Legal Counsel	Sands Capital Ventures, LLC	Chief Compliance Officer, Sr. Legal Counsel
	David Levanson Executive Managing Director, Sr. Portfolio Manager, Research Analyst	Sands Capital Ventures, LLC	Executive Management Team
	Andrew Giordano Executive Managing Director, Business Development and Client Relations	Sands Capital Ventures, LLC	Executive Management Team
	Michael Raab Executive Managing Director, Director of Research, Portfolio Manager, Sr. Research Analyst	Sands Capital Ventures, LLC	Executive Management Team
32.
Shenkman Capital Management, Inc.
Shenkman Capital Management, Inc. (“Shenkman”), 151 West 42nd Street, 29th Floor, New York, New York 10063, is a
privately held corporation controlled by Mark R. Shenkman and is registered under the Investment Advisers Act of 1940, as amended. Information as to the directors, officers and/or partners of Shenkman for the past two fiscal years is as follows:

	Name and Position with Adviser	Other Company	Position with Other Company
	Victor Rosenzweig Director	Olshan Frome & Wolosky LLP	Retired Partner
	Gloria Thomas Director	Zicklin School at Baruch College City University	Professor, Director of Undergraduate Honors Program
	Jason Williams Director	Improbable Media Corp.	Co-Founder/Owner
		ESPN, Inc.	Media Personality
		Simatree LLC	Co-Founder
33.
SSI Investment Management LLC
SSI Investment Management LLC (“SSI”), 2121 Avenue of the Stars, Suite 2050, Los Angeles, California 90067, is
registered under the Investment Advisers Act of 1940, as amended, and serves as an investment adviser to separately managed accounts, investment sub-adviser to open-end investment companies under the Investment Company Act of
1940, as amended, and as general partner of an investment limited partnership. Resolute Investment Managers Inc., a diversified, multi-affiliate asset management platform, owns approximately 54.3% of SSI and approximately 6.5% is owned by SSI officers, with approximately 39.2% owned by Team SSI LLC, an entity controlled by SSI officers.
Resolute is an indirect wholly owned subsidiary of Resolute Topco, Inc., which is owned by various institutional investment funds each owning less than 25%. George M. Douglas, CFA, Chief Investment Officer and Managing
Principal of SSI, is a material indirect owner of SSI through Team SSI LLC. Information regarding other business, profession, vocation or employment of a substantial nature as to the directors and officers of SSI during the past two fiscal years is as follows:

	Name and Position with Adviser	Other Company	Position with Other Company
	Gregory J. Stumm Director	Resolute Acquisition, Inc.	Director/President/Chief Executive Officer/Senior Vice President
		Resolute Topco, Inc.	Director/President/Chief Executive Officer

		Resolute Investment Services, Inc.	Director/President/Chief Executive Officer/Senior Vice President
		Resolute Investment Managers, Inc.	Director/President/Chief Executive Officer/Senior Vice President
		Resolute Investment Distributors, Inc.	President/Chief Executive Officer/ Director/Senior Vice President
		National Investment Services of America, LLC; RSW Investments Holdings LLC; Shapiro Capital Management, LLC; SSI Investment Management, LLC	Director
		American Beacon Advisors, Inc.	Senior Vice President
		American Beacon Funds Complex	President/Vice President
	Rebecca L. Harris Director	Resolute Investment Managers, Inc.	Chief Operating Officer/Senior Vice President/Director/President/Chief Executive Officer
		Resolute Investment Services, Inc.	Senior Vice President/Director/ President/Chief Executive Officer
		Resolute Acquisition, Inc.	Senior Vice President/Director/ President/Chief Executive Officer
		Resolute Topco, Inc.	Senior Vice President/Director/ President/Chief Executive Officer
		Continuous Capital, LLC	Vice President/Director
		National Investment Services of America, LLC; RSW Investments Holdings LLC; Shapiro Capital Management LLC; SSI Investment Management LLC	Director
		American Beacon Advisors, Inc.	Senior Vice President/Director/ President/Chief Executive Officer
		American Beacon Funds Complex	President/Vice President
34.
TCW Investment Management Company, LLC
The TCW Group, Inc., 515 South Flower Street, Los Angeles, California 90071, consists principally of The TCW Group,
Inc., the holding company, and the following investment advisers registered under the Investment Advisors Act of 1940, as amended. TCW Asset Management Company, TCW Investment Management Company, LLC (“TCW”) and
Metropolitan West Asset Management, LLC. TCW is located at 1251 Avenue of the Americas, Suite 4700, New York,
New York 10020. Information regarding other business, profession, vocation or employment of a substantial nature as to the directors and officers of TCW for the past two fiscal years is as follows:

	Name and Position with Adviser	Other Company	Position with Other Company
	Marc I. Stern Chairman	The John F. Kennedy Center for the Performing Arts	Trustee
		Los Angeles 2028 Olympic Committees (f/k/a Los Angeles 2024 Exploratory Committee). Marc & Eva Stern Foundation	Director

		California Institute of Technology; Metropolitan Opera; Los Angeles Opera; The Alliance for Southern California Innovation, Base Hologram	Board Member
		Milwaukee Brewers Baseball Club	Minority Owner & Advisor Board Member
	Kathryn Koch Chief Executive Officer	TIFF Investment Management, Tolgo Foundation	Director
		Notre Dame Institute for Global Investing, CNBC Delivery Alpha Advisory Board	Advisory Board Member
		The Spence School, Investment Company Institute (ICI); U.S. Saudi Business Council (USSBC); Nasdaq	Board Member
		Notre Dame Trustees	Alumni Trustee
		Notre Dame Wall Street Leadership Committee	Member
	Gladys Xiques Chief Compliance Officer	Brown University	Committee Member, Alumni Trustee
	Richard Villa Chief Financial Officer	Goodwill of Southern California, Special Olympics Southern California	Board Member
		CV Restaurant Group	Partner
	Andrew Bowden General Counsel	Provide legal advice and representation to Mark Bowden (brother), who is an author.	Advisor / Agent
35.
TimesSquare Capital Management, LLC
The business activity of TimesSquare Capital Management, LLC (“TSCM”), located at 75 Rockefeller Plaza, 30th Floor,
New York, New York 10019, is to serve as an investment adviser. TSCM is an investment advisor registered with the
SEC and is subject to the Investment Advisers Act of 1940, as amended. The directors and officers of TSCM have not held any positions with other companies during the past two fiscal years.

36.
WCM Investment Management, LLC
WCM Investment Management, LLC (“WCM”) is located at 281 Brooks Street, Laguna Beach, California 92651. WCM
is independently controlled entirely by the firm’s employees and is registered with the SEC under the Investment
Advisers Act of 1940, as amended. WCM specializes in providing innovative, equity investment advisory services. The directors and officers of WCM have not held any positions with other companies during the past two fiscal years.

37.
Wellington Management Company LLP
The business activity of Wellington Management Company LLP (“Wellington”), 280 Congress Street, Boston,
Massachusetts 02210, is to serve as an investment adviser and assist in the selection of investment advisers. Wellington is registered under the Investment Advisers Act of 1940, as amended. The officers of Wellington have been engaged during the past two fiscal years in no business, vocation or employment of a substantial nature other than as directors, officers or employees of Wellington or certain of the firm’s corporate affiliates.

38.
Western Asset Management Company, LLC
Western Asset Management Company, LLC (“Western Asset”) is located at 385 East Colorado Boulevard, Pasadena,
California 91101, and the sole business activity of Western Asset is to serve as an investment adviser. Western Asset is registered under the Investment Advisers Act of 1940, as amended, and is a wholly owned subsidiary of Franklin
Resources, Inc., a NYSE-listed, global investment management organization operating, together with its subsidiaries, as
Franklin Templeton. Information regarding other business, profession, vocation or employment of a substantial nature as to the directors and officers of Western Asset for the past two fiscal years is as follows:

39.
William Blair Investment Management, LLC
William Blair Investment Management, LLC (“William Blair”), 150 North Riverside Plaza, Chicago, Illinois 60606.
William Blair is a global investment firm that was established in 2014 and is registered as an investment adviser with the
SEC. William Blair is affiliated with William Blair & Company, L.L.C. (“William Blair & Company”). William Blair
and William Blair & Company are wholly owned subsidiaries of WBC Holdings, L.P., which is wholly owned by current
William Blair and William Blair & Company employees.

	Name and Position with Adviser	Other Company	Position with Other Company
	Stephanie Braming, Executive Committee Member and Global Head of Investment Management	ICI	Board of Governors Member and Investment Committee Member
		Chicago Museum of Science and Industry	Board Member and Finance Committee Member
	Ryan DeVore, Head of Private Wealth Management and Executive Committee Member	Naval War College Foundation	Board Member
		Merit Music School	Board Member
Item 32
PRINCIPAL UNDERWRITERS
(a)
Foreside Funds Distributors LLC (the “Distributor”) serves as principal underwriter for the following investment companies registered under the 1940 Act, as amended:
Fairholme Funds, Inc.
FundVantage Trust
GuideStone Funds
Matthews International Funds (d/b/a Matthews Asia Funds)
New Alternatives Fund
Old Westbury Funds, Inc.
The Torray Fund
Versus Capital Multi-Manager Real Estate Income Fund LLC (f/k/a Versus Global Multi-Manager Real Estate Income Fund LLC)
Versus Capital Real Assets Fund LLC
(b)
The following are the Officers and Manager of the Distributor, the Registrant’s underwriter. The Distributor’s main business address is Three Canal Plaza, Suite 100, Portland, ME 04101.
Name	Address	Position with Underwriter	Position with Registrant
Jennifer Brunner	111 E. Kilbourn Ave, Suite 2200, Milwaukee, WI 53202	Vice President and Chief Compliance Officer	None
Teresa Cowan	111 E. Kilbourn Ave, Suite 2200, Milwaukee, WI 53202	President/Manager	None
Susan L. LaFond	111 E. Kilbourn Ave, Suite 2200, Milwaukee, WI 53202	Treasurer	None

Christopher Lanza	Three Canal Plaza, Suite 100 Portland, ME 04101	Vice President	None
Kate Macchia	Three Canal Plaza, Suite 100 Portland, ME 04101	Vice President	None
Weston Summers	Three Canal Plaza, Suite 100 Portland, ME 04101	Chief Financial Officer and FINOP	None
Kelly B. Whetstone	Three Canal Plaza, Suite 100 Portland, ME 04101	Secretary	None
(c)
Not applicable.
Item 33.
LOCATION OF ACCOUNTS AND RECORDS.
The books and other documents required by paragraph (b)(4) of Rule 31a-1 under the Investment Company Act of 1940, as amended are maintained in the physical possession of GuideStone Capital Management, LLC, the Registrant’s investment adviser, 5005 Lyndon B. Johnson Freeway, Suite 2200, Dallas, TX 75244. Other accounts, books and documents required by Rule 31a-1 are maintained in the physical possession of the Registrant’s transfer agent, BNY Mellon Investment Servicing, 103 Bellevue Parkway, Wilmington, DE 19809; administration agent and accounting agent, The Northern Trust Company, 333 South Wabash Avenue, Chicago, IL 60604 and 801 South Canal Street, Chicago, IL 60607; and the Registrant’s sub-advisers at their respective locations shown in the Statement of Additional Information.
Item 34.
MANAGEMENT SERVICES.
Not Applicable.
Item 35.
UNDERTAKINGS.
Not Applicable.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended, (“1933 Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement on Form N-1A, pursuant to Rule 485(b) under the 1933 Act, and has duly caused this Amendment to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Dallas, State of Texas, on the 29th day of April 2025.
GUIDESTONE FUNDS
By: /s/ Brandon Pizzurro
Brandon Pizzurro President
Pursuant to the requirements of the 1933 Act, the following persons in the capacities and on the dates indicated have signed this Registration Statement below.
/s/ William Craig George*	Director, Chairman of the Board	April 29, 2025
William Craig George
/s/ James D. Caldwell*	Director	April 29, 2025
James D. Caldwell
/s/ Thomas G. Evans*	Director	April 29, 2025
Thomas G. Evans
/s/ Grady R. Hazel*	Director	April 29, 2025
Grady R. Hazel
/s/ Deanna A. Mankins*	Director	April 29, 2025
Deanna A Mankins
/s/ David B. McMillan*	Director	April 29, 2025
David B. McMillan
/s/ Ronald D. Murff*	Director	April 29, 2025
Ronald D. Murff
/s/ Jill R. Rayburn*	Director	April 29, 2025
Jill R. Rayburn
/s/ Erin Wynne	Treasurer	April 29, 2025
Erin Wynne	(principal financial officer)
*By: /s/ Brandon Pizzurro	Director, President and Attorney-in-Fact	April 29, 2025
Brandon Pizzurro